Loan ID    Final    Current                Servicing Comments                                                                                             Status     Last
           Current  Exceptions                                                                                                                            Date       Action
           Event                                                                                                                                                     Date per
           Level                                                                                                                                                     Servicer

3545101353 1                               LOAN STATUS: The current loan status is Performing.                                                            04/01/2016
                                           PAY HISTORY:
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2016.  Called spoke with borrower and advised of amount needed to cure default. Borrower stated $508.33 was mailed on 3/XX/2016. No further discussion due to call dropped.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           MODIFICATION:
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           EXIT STRATEGY:
8054003827 1                               LOAN STATUS: The current loan status is Performing.                                                            04/01/2016
                                           PAY HISTORY:
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2016.  The borrower called to make a payment in the amount of $608.30.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           MODIFICATION:
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           EXIT STRATEGY:
8883719384 2        [2] Evidence loan has  LOAN STATUS: The current loan status is Performing.                                                            04/01/2016
                    been modified.         PAY HISTORY:
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2016.  Borrower called in regards to a letter he received for a payment change. Servicer discussed escrow overage and advised of a re-modification. Borrower stated she will speak with her spouse and call back.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Comments indicate loan may have previously been modified.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           EXIT STRATEGY:
3320547650 1                               LOAN STATUS: The current loan status is Performing.                                                            03/22/2016
                                           PAY HISTORY:
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2016.  Spoke to borrower, borrower stated will call back next week to make payment.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           MODIFICATION: There is no evidence of current or prior modification.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           EXIT STRATEGY:
2961034362 1                               LOAN STATUS: The current loan status is Performing.                                                            07/31/2016
                                           PAY HISTORY:
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           MODIFICATION:
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           EXIT STRATEGY:
                                           ADDITIONAL INFORMATION: NA
2759719496 1                               LOAN STATUS: The current loan status is Performing.                                                            07/31/2016
                                           PAY HISTORY:
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2016.  Outbound call to borrower.  EZ Pay in the amount of $357.65 on 7/XX/2016.  July payment due, so the borrower set up payment for today, 7/XX/2016.  RFD was problem with the checking account.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           MODIFICATION: The loan has been modified.  The modification date is 07/XX/2014.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  The collection comments reference the receipt by the servicer of a recorded modification from the county dated 7/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           EXIT STRATEGY:
                                           ADDITIONAL INFORMATION: NA
4827467699 1                               LOAN STATUS: The current loan status is Performing.                                                            07/31/2016
                                           PAY HISTORY:
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           MODIFICATION: There is no evidence of current or prior modification.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           EXIT STRATEGY:
                                           ADDITIONAL INFORMATION: NA
7492759527 1                               LOAN STATUS: The current loan status is Performing.                                                            07/31/2016
                                           PAY HISTORY:
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           MODIFICATION: There is no evidence of current or prior modification.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           EXIT STRATEGY:
                                           ADDITIONAL INFORMATION: NA
9928557701 1                               LOAN STATUS: The current loan status is Performing.                                                            07/31/2016
                                           PAY HISTORY:
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2016.  Outbound call to borrower, promise to pay made.  Borrower authorized a one time draft for the May
                                           Payment.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           MODIFICATION: There is no evidence of current or prior modification.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           EXIT STRATEGY:
                                           ADDITIONAL INFORMATION: NA
4406157456 1                               LOAN STATUS: The current loan status is Performing.                                                            09/30/2016
                                           PAY HISTORY:
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2016.  Notes on 09/XX/2016 reflect that the borrower set up payment in the amount of $638.78 for
                                           09/XX/2016.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           MODIFICATION:
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           EXIT STRATEGY:
                                           ADDITIONAL INFORMATION: NA
3739556207 1                               LOAN STATUS: The current loan status is Performing.                                                            09/30/2016
                                           PAY HISTORY:
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2016.  Borrower advised that will call to schedule payment for Friday for September.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           MODIFICATION: The loan has been denied for modification.  The denial reason is unknown.  The borrower opted out of modification assistance on 12/XX/2015.  The loan had already been modified on 06/XX/2012 with an effective date of 07/XX/2012.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           EXIT STRATEGY:
                                           ADDITIONAL INFORMATION: A repayment plan was approved on 01/XX/2016 for payments of $674.36 from
6090268215 1                               LOAN STATUS: The current loan status is Performing.                                                            09/01/2016
                                           PAY HISTORY:
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2016.  The borrower called in to make a payment.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           MODIFICATION: There is no evidence of current or prior modification.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           EXIT STRATEGY:
                                           ADDITIONAL INFORMATION: NA
1390582723 1                               LOAN STATUS: The current loan status is Performing.                                                            05/31/2016
                                           PAY HISTORY: The loan is next due for 06/XX/2016.  The last payment was received on 05/XX/2016.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4174626534 1                               LOAN STATUS: The current loan status is Performing.                                                            05/31/2016
                                           PAY HISTORY: The loan is next due for 06/XX/2016.  The last payment was received on 05/XX/2016.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2015.  The borrower asked about calls being received; agent advised they are from a third party offering home insurance.  The borrower requested no further insurance calls.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9208677392 1                               LOAN STATUS: The current loan status is Performing.                                                            05/31/2016
                                           PAY HISTORY: The loan is next due for 06/XX/2016.  The last payment was received on 05/XX/2016.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9423836235 1                               LOAN STATUS: The current loan status is Performing.                                                            05/31/2016
                                           PAY HISTORY: The loan is next due for 06/XX/2016.  The last payment was received on 05/XX/2016.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2016.  The borrower wanted to know the interest paid for 2015. No further questions or concerns.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  Limited information provided.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7521704598 1                               LOAN STATUS: The current loan status is Performing.                                                            02/28/2017
                                           PAY HISTORY:
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2017.  Borrower called in to make a payment.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           MODIFICATION: There is no evidence of current or prior modification.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           EXIT STRATEGY:
                                           ADDITIONAL INFORMATION: NA
2206718883 1                               LOAN STATUS: The current loan status is Performing.                                                            02/28/2017
                                           PAY HISTORY:
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2017.  Borrower called to schedule payment.  Servicer assisted with collecting payment.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           MODIFICATION: The loan is currently under review for modification however documents are missing to complete the review process.  borrower has indicated no intent to modify, and did not request assistance.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           EXIT STRATEGY:
                                           ADDITIONAL INFORMATION: NA
6155588230 1                               LOAN STATUS: The current loan status is Performing.                                                            02/28/2017
                                           PAY HISTORY:
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2017.  12/XX/2016 Borrower called in payment for $868.88 for November and December rep advised borrower can make payment online or by phone for no charge.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           MODIFICATION: There is no evidence of current or prior modification.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           EXIT STRATEGY:
                                           ADDITIONAL INFORMATION: NA
3927480639 1                                                                                                                                              02/28/2017
5000424058 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2018
                                           PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2017.  Representative discussed the insurance claim and repairs with the borrower.  The borrower advised the servicer that the repairs are almost done.  Property is not ready for inspection.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5470890778 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2018
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir
                    property; identified   exists to dispose of property; identified and documented.  The date of death is unknown.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7628176441 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2018
                                           PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2017.  There has been no contact with the borrower since 01/XX/2017
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1879191297 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2018
                                           PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 04/XX/2018.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8261186767 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2018
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  Notes indicate that borrower called to get a year end statement. Agent proceeded to fax to borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
1230252782 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2018
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 04/XX/2018.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  The borrower contacted the servicer on 06/XX/2018 to authorize a payment in the amount of
                                           $558.84.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
5734696583 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2018
                                           PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  The borrower called in for customer assistance and the agent confirmed escrow shortage paid in full.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Insurance claim filed for wind damage on date of loss 09/XX/2017.The agent opened claim and is classified as a non monitored claim. The borrower stated claim check does not have XXXXXXXXXXX name on it. The agent advised borrower to contact if any additional funds are received. No evidence if the repairs have been made. 08/XX/2018; Servcier  Response: On 2/XX/18we received a call from H/XX/16/18.
6581344632 2        [2] Property is        LOAN STATUS: The current loan status is Performing.                                                            06/30/2018
                    located in a FEMA      PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
                    disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2015.  Borrower called to request a new statement be sent.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: Property was in FEMA disaster area (hurricane) 09/2017, no evidence of damage.
4844810792 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2018
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   10/XX/2017.  The co-borrower gave verbal notification of the death of the borrower on 11/XX/2009.  Borrower is
                    and documented         deceased and Executor/XX/05/2009.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4251724103 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2018
                                           PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  Loan is performing
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2127980949 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2018
                                           PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  Notes indicate that borrower called to have a change of phone numbers be made.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
1847370146 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2018
                                           PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  Servicer spoke with borrower to advise the Gem was set up with the complaint partial payments are not accepted.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: Loan was reinstated on 02/XX/2016 and foreclosure process closed on 02/XX/2016.
4273352352 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2018
                                           PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2015.  The borrower made a promise to pay.  The reason for delinquency is noted as illness of the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2814901789 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2018
                                           PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  Inbound call from borrower requesting paper statement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8433882746 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2018
                                           PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 04/XX/2018.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  The borrower contacted the servicer on 04/XX/2018 to authorize a payment in the amount of
                                           $461.75.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3568272960 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2018
                                           PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  Borrower completed a payment by phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: The loan was modified prior to the review period.
1608692881 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2018
                                           PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2017.  Borrower requested his escrow statements be sent by email
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3270301150 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2018
                                           PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8880484605 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2018
                                           PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2015.  Borrower called 2012 tax statement to be mailed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
5120143458 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2018
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [2] Property is        01/XX/2017.  The last contact was made on 1/XX/2017, in which the borrower had a payment inquiry.
                    located in a FEMA      EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    disaster area.         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6068583750 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2018
                                           PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 04/XX/2018.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
6096022270 2        [2] Currently          LOAN STATUS: The current loan status is Delinquent.                                                            07/31/2018
                    Delinquent Mortgage    PAY HISTORY:
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  On 1/XX/2018, the borrower called in and was interested in long and short term assistance but will call back when the borrowers updated financials.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           MODIFICATION: There is no evidence of current or prior modification.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           EXIT STRATEGY: The recommended exit strategy is Reinstatement.
                                           ADDITIONAL INFORMATION: No key word hits in the 12 month review period.
9916220773 1                               LOAN STATUS: The current loan status is Performing.                                                            07/31/2018
                                           PAY HISTORY:
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           MODIFICATION: The loan has been modified.  The modification date is 10/XX/2010.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           EXIT STRATEGY: The recommended exit strategy is NA.
                                           ADDITIONAL INFORMATION: Keyword search completed, no true hits within review period.
2885608771 1                               LOAN STATUS: The current loan status is Performing.                                                            07/31/2018
                                           PAY HISTORY:
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           MODIFICATION: There is no evidence of current or prior modification.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           EXIT STRATEGY: The recommended exit strategy is NA.
                                           ADDITIONAL INFORMATION: Reviewed keywords- both words had true hits outside the review period.
7767104874 2        [2] Currently          LOAN STATUS: The current loan status is Delinquent.                                                            07/31/2018
                    Delinquent Mortgage    PAY HISTORY:
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Borrower called and advised permanent modification documents received and will sign and send back.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           MODIFICATION: The loan is currently approved for modification however there is no evidence the modification has been completed.  Borrower has received the final modification documents.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           EXIT STRATEGY: The recommended exit strategy is Modification.
                                           ADDITIONAL INFORMATION: Keyword search - no material impact.
4473692704 2        [2] Property is        LOAN STATUS: The current loan status is Performing.                                                            12/31/2018
                    located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                    disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  02/XX/18 The borrower contacted the servicer to discuss the next payment due.
                                           01/XX/19 Borrower requested review of loan for removal of PMI.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: FNMA Disaster Hurricane XXX 09/XX/2017
                                           Updated File Review-12/XX/2018-Updated Most Recent Comment date based on updated notes that's supplied in file by servicer.
5744157001 1                               LOAN STATUS: The current loan status is Performing.                                                            12/31/2018
                                           PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  11/XX/2017 the borrower stated the Modification Agreement will be mailed to the servicer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1211004875 1                               LOAN STATUS: The current loan status is Performing.                                                            12/31/2018
                                           PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  On 09/XX/2017 borrower called to process a payment Borrower called on 02/XX/2017 requesting the private mortgage insurance be deleted. Associate advised borrower of the requirements and associate informed borrower it takes 7-10 days to receive the letter.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5230577712 1                               LOAN STATUS: The current loan status is Performing.                                                            12/31/2018
                                           PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  The agent provided a payment and escrow breakdown, and the agent transferred the call to the special loans que.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
2732806677 1                               LOAN STATUS: The current loan status is Performing.                                                            12/31/2018
                                           PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
4439980052 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            12/31/2018
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  Borrower called to confirm promise to pay of $2575.57 via web. Borrower stated that incurred expenses for illness not covered by insurance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Retouch completed updated most recent comment date only
8292653814 1                               LOAN STATUS: The current loan status is Performing.                                                            12/31/2018
                                           PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  On 12/XX/2018, it appears that the customer called in but there was dead air.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3813761262 1                               LOAN STATUS: The current loan status is Performing.                                                            12/31/2018
                                           PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  Loan history was requested from authorized personnel to be faxed over with dates from 09/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9062733597 1                               LOAN STATUS: The current loan status is Performing.                                                            12/31/2018
                                           PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  The borrower made payment of 783.88.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4925791039 1                               LOAN STATUS: The current loan status is Performing.                                                            12/31/2018
                                           PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4641547723 1                               LOAN STATUS: The current loan status is Performing.                                                            12/31/2018
                                           PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2014.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2015 and there is no evidence of reaffirmation.  Comments show the borrower was in bankruptcy but has since been discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6818505061 1                               LOAN STATUS: The current loan status is Performing.                                                            12/31/2018
                                           PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  The borrower called and the servicer provided basic insurance information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2011.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2012 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2360681397 1                               LOAN STATUS: The current loan status is Performing.                                                            12/31/2018
                                           PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
3576160514 1                               LOAN STATUS: The current loan status is Performing.                                                            12/31/2018
                                           PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9734229161 1                               LOAN STATUS: The current loan status is Performing.                                                            12/31/2018
                                           PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2022961337 1                               LOAN STATUS: The current loan status is Performing.                                                            12/31/2018
                                           PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Borrower called in to make a payment by phone in the amount of $1,710.91.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1548207610 1                               LOAN STATUS: The current loan status is Performing.                                                            12/31/2018
                                           PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8809319811 1                               LOAN STATUS: The current loan status is Performing.                                                            12/31/2018
                                           PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6136048226 1                               LOAN STATUS: The current loan status is Performing.                                                            12/31/2018
                                           PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
2871467180 2        [2] Property is        LOAN STATUS: The current loan status is Performing.                                                            12/31/2018
                    located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                    disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 9/XX/2017.  No damage was reported.
9778889984 1                               LOAN STATUS: The current loan status is Performing.                                                            12/31/2018
                                           PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4572845123 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            12/31/2018
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2018.  The borrower was advised of HUD and applicable numbers and of short and long term options.
                    and documented         Borrower is deceased and Executor/XX/25/XX/12/XX/28/XX/24/XX/16/2019-No contact was made within the review period.  The borrower is deceased; the date of death could not be determined from the comments.
3103536573 1                               LOAN STATUS: The current loan status is Performing.                                                            12/31/2018
                                           PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2015.  Borrower transferred to the military assistance team.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
4748364345 1                               LOAN STATUS: The current loan status is Performing.                                                            12/31/2018
                                           PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  On 11/XX/2017 the borrower spoke with an agent and was advised that the opt out letter for the modification was received and accepted and the review was being closed out. The agent advised the borrower that if they needed anything, feel free to call back.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9748881955 1                               LOAN STATUS: The current loan status is Performing.                                                            12/31/2018
                                           PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2012.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2012 and there is no evidence of reaffirmation.  Chapter 7 discharged
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8369687981 1                               LOAN STATUS: The current loan status is Performing.                                                            12/31/2018
                                           PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5331750577 1                               LOAN STATUS: The current loan status is Performing.                                                            12/31/2018
                                           PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
9897874673 1                               LOAN STATUS: The current loan status is Performing.                                                            12/31/2018
                                           PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9669485158 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            12/31/2018
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   02/XX/2018.  Borrower called in to obtain the tax figures.  Borrower is deceased and Executor/XX/14/2015.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
3159438981 1                               LOAN STATUS: The current loan status is Performing.                                                            12/31/2018
                                           PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  Borrower made a payment in the amount of $1,857 effective 10 04/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5805521996 1                               LOAN STATUS: The current loan status is Performing.                                                            12/31/2018
                                           PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4805452329 1                               LOAN STATUS: The current loan status is Performing.                                                            12/31/2018
                                           PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2017.  The borrower verified their information and confirmed their account was current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9487810928 1                               LOAN STATUS: The current loan status is Performing.                                                            12/31/2018
                                           PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  The borrower returned servicer call regarding not persuing modification assistance. The borrower agree with the decision.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2015562286 1                               LOAN STATUS: The current loan status is Performing.                                                            12/31/2018
                                           PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  The last contact with the borrower was on 04/XX/2018 to discuss the escrow payment on the modification.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2016.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2017 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8292596974 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            12/31/2018
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2017.  04/XX/2017- Borrower called in to confirm permanent modification documents returned- rep advised once verified and completed with department new terms will be updated to system. 03/XX/2017- Borrower advised documents received and pending approval. 02/XX/2017- Borrower called in  rep advised once trial payment is received  permanent documents will be forwarded. 01/XX/2017- Borrower called in ref to letter received-
                                           discussed trail and permanent modification- rep advised to continue with trail payments until permanent modification completed. 02/XX/2016-borrower called in reference to payments on loan. 01/XX/2016- Borrower called in ref to assistance- rep advised will need to discuss with new servicer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
6617321676 1                               LOAN STATUS: The current loan status is Performing.                                                            12/31/2018
                                           PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
9411668421 1                               LOAN STATUS: The current loan status is Performing.                                                            12/31/2018
                                           PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
8967988615 1                               LOAN STATUS: The current loan status is Performing.                                                            12/31/2018
                                           PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower was calling about escrow account and was transferred to customer service.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2008.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2009 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2528014952 1                               LOAN STATUS: The current loan status is Performing.                                                            12/31/2018
                                           PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7677752188 1                               LOAN STATUS: The current loan status is Performing.                                                            12/31/2018
                                           PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2017.  Borrower made promise to pay by phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2011.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8494169910 1                               LOAN STATUS: The current loan status is Performing.                                                            12/31/2018
                                           PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  The borrower called to make payment 1538.00.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
4070900222 1                               LOAN STATUS: The current loan status is Performing.                                                            12/31/2018
                                           PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2017.  Borrower called 6/XX/2016 to 7/XX/2016 in regards to a Modification (MOD). Borrower called
                                           8/XX/2016 to discuss the calculation of the financial documents and wanted to appeal the decision. Borrower was contacted on 8/XX/2016 and advised of the approval for a trail payment plan starting October 1, 2016.
                                           Borrower was concerned about the servicing transfer letter received to start 9/XX/2016 and was advised the MOD and other documentation would be transferred to the new servicer.  Borrower called 9/XX/2016 and stated still receiving delayed resolution letters and was advised will submit a request to have the letters stopped. From
                                           2/XX/2017 to 2/XX/2017 the borrower called in reference to the permanent MOD documents.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8402658161 1                               LOAN STATUS: The current loan status is Performing.                                                            12/31/2018
                                           PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2015.  Payment processed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
7181042011 1                               LOAN STATUS: The current loan status is Performing.                                                            12/31/2018
                                           PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2017.  The borrower contacted the servicer to discuss the account and appears the borrower requested statements for 10/XX/2012; the servicer sent a communication that  the statements prior to 11/XX/2012 were received online and are unavailable in the archival system.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7455944048 1                               LOAN STATUS: The current loan status is Performing.                                                            12/31/2018
                                           PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 09/XX/2018.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2017.  The borrower advised that they wanted to modify the loan and wanted a package mailed out to them, but only wants assistance with heloc and not the 1st.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2637509056 1                               LOAN STATUS: The current loan status is Performing.                                                            12/31/2018
                                           PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5151274032 1                               LOAN STATUS: The current loan status is Performing.                                                            12/31/2018
                                           PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2017.  The borrower spoke to the servicer and discussed the escrow account.  The account was analyzed, overage sent, and monthly statement sent.  Servicer also provided principal balance, last payment/next due, current rate, and escrow balance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
2324106056 1                               LOAN STATUS: The current loan status is Performing.                                                            12/31/2018
                                           PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  The borrower called promised to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6166142294 1                               LOAN STATUS: The current loan status is Performing.                                                            12/31/2018
                                           PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
1992118552 1                               LOAN STATUS: The current loan status is Performing.                                                            12/31/2018
                                           PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  On 1/XX/2018 Borrower confirmed receiving the modification documents. On 8/XX/2018 Borrower accepted a promise to pay $2311.39 on 8/XX/2018 at the branch.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1459336039 1                               LOAN STATUS: The current loan status is Performing.                                                            12/31/2018
                                           PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6757918533 2        [2] Property is        LOAN STATUS: The current loan status is Performing.                                                            12/31/2018
                    located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                    disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Agent explained FNMA guidelines
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Impacted by Hurricane 10/XX/2017
1528625426 1                               LOAN STATUS: The current loan status is Performing.                                                            12/31/2018
                                           PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
2443939557 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            12/31/2018
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   08/XX/2017.  The comments on 8/XX/17 indicate the borrower called in for a payoff figure and the payoff
                    and documented         request was processed.  Borrower is deceased and Executor/XX/29/XX/29/XX/13/17 indicate the borrower refused to confirm occupancy and was upset about the agent verifying the account information.
7859231116 1                               LOAN STATUS: The current loan status is Performing.                                                            12/31/2018
                                           PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
2579706124 1                               LOAN STATUS: The current loan status is Performing.                                                            12/31/2018
                                           PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
8237317620 1                               LOAN STATUS: The current loan status is Performing.                                                            01/31/2018
                                           PAY HISTORY: The loan is next due for 02/XX/2018.  The last payment was received on 09/XX/2017.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
4602792752 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  outbound call to borrower who stated the payment was made on 4/30 and shouldn't be behind. Will have spouse call back.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4285530932 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  01/XX/2019 -- talked to borrower -- processed payment in the amount of $1348.11
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4230523107 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Agent advised loss draft check was endorsed and is being sent by fed ex.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
                                           A claim was filed for damage that occurred on 10/XX/2016.  Claim funds in the amount of $2544.86 were endorse and released to the borrower on 04/XX/2019 due to being classified as non-monitored.
1516830339 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower inquiry in regards to a refinance application.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
5507720310 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  Commentary states borrower called in regarding insurance information. Borrower was advised of the
                    and documented         lender place insurance process. Borrower also scheduled a payment on the account. Comment dated 06/XX/2019 borrower stated RFD to be curtailment of income and scheduled payment with the effective date of 07/XX/2019.
                    [1] Written Dispute -  On 05/XX/2019 borrower stated they are dealing with illness in the family; cancer went away and came back and
                    Servicer responded     wanted to make arrangements on the loan.  Borrower is deceased and Executor/XX/10/2019.  The dispute type is within 60 days and no  Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer further communication  responded within 60 days and no further communication from mortgagor.  Commentary advises that a credit
                    from mortgagor         dispute was received however there was no specific dispute information. Borrower was send template regarding denial due to vague information.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5567709284 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  On 6/XX/18, the borrower called to check on the modification status.  The agent advised it was still in review, and to continue making payments.  The agent assisted the borrower with setting up the payment and provided the confirmation number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4551765957 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The borrower called to verify ACH payments were set up.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4723705968 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 04/XX/2019.  The borrower verified their information and stated the property was never vacant as reported.
                                           They stated they had items stolen from the property due to the home inspection.  They made a payment of
                                           $762.10 over the phone.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2017.  The dispute type is Verbal and the reason is Theft and vandalism.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower called for payment information.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to a hurricane noted on
                                           09/XX/2017.  No damages were reported.
7641569436 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   04/XX/2019.  The borrower made a promise to pay. The reason for default is noted as excessive obligations
                    and documented         caused by necessary household repairs.  Borrower is deceased and Executor/Heir exists to dispose of property;
                                           identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7159316071 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Borrower scheduled three payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4531482559 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The customer called about general account information. They scheduled a payment for 3/XX/2019 through the IVR.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8971706542 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 03/XX/2019.  Performed welcome call with borrower, gave general account information.  Borrower called to check on modification status.  Authorized third party called to stated they are not attorneys and should be listed as contacts, also mail should be sent to borrower.  Advised showing bad address.  Borrower stated was in Spain due to death of family member.  Authorized borrower called in about letter received for cancellation of insurance.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2018.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower dispute debt owed, sent letter to respond documenting the debt.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7809278495 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  05/XX/2019 inbound call, advised borrower total amount due, borrower scheduled payment outbound call to borrower, informed borrower of legal fees and amount due. Borrower stated  that the loan was just reinstate and paid $7k
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5273029257 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called for the claim check status. A check in the amount of $34,894.00 was endorsed and released to the borrower on 05/XX/2019
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area that was impacted by Hurricane XXX, DR
                                           - XXX, as noted on 09/XX/2017. There were damages to the home, however they have been repaired.
4306602319 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Outbound call took place in which agent explained Modification offer as well as verified that borrower was setup on ACH prior to transfer of loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1804415959 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
6295854644 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  04/XX/2019.  Welcome call completed.  Borrower disputed credit reporting during transfer and was advised will
                    from mortgagor         put in request to have it corrected.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputed credit reporting during service transfer.
                                           Borrower sent dispute in writing and request was submitted to have credit reporting corrected. Payments sent in prior to transfer were not cashed for more than 30 days resulting in lates reported to credit agencies.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5321909973 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Authorized third party called to review escrow statement with agent.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
4842618886 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The customer called in to see if payment can be made without fee. Advised payment  system shows fee waived due to state guidelines. Took payment in the amount of $1000.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1614880114 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in to see why the March payment wasn't taken from their account. The agent advised they can process the March payment and verified that the ACH for the April payment is confirmed for
                                           04/10.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
4957099064 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower scheduled a payment by phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6369572274 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   02/XX/2019.  The Authorized 3rd party called  to discuss the escrow shortage on the loan. The agent advised
                    and documented         that a new analysis will be completed in April.  Borrower is deceased and Executor/XX/27/XX/8/2016 and no damages or impact to the property were reported by the borrower or authorized 3rd party
4871694357 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Customer authorized third party family member to speak on the phone. Scheduled March payment.
                                           Discussed reinstatement or repayment plan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8397823253 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in regarding the service transfer and also made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A claim was filed for roof damage that occurred on 03/XX/2016.  The claim was closed on 03/XX/2017 with all funds disbursed and a 100% inspection.
5010696524 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower scheduled a payment by phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4214979911 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  04/XX/2019 inbound call borrower inquiring about website assistance, borrower scheduled payment
                                           $823.45

                                           The borrower called to verify information on website.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7348257528 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  Per commentary dated for 04/XX/2018, borrower called in to make payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1540011175 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2017.  Borrower confirmed that mod docs were received and first payment date, also made a payment over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5996712013 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called and made a payment in the amount of $759.86.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4212175864 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
1545288990 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to request that an escrow analysis be ran.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1354678708 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  The servicer advised of the total amount due and fees.  The borrower scheduled a payment over the phone.  The reason for the delinquency was due to business failure.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4531762721 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower was advised of the payment change due to the escrow increase.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4580221579 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to confirm that the insurance policy has been paid.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area that was impacted by Hurricane XXX, DR
                                           - XXX, as noted on 09/XX/2017. There were no damages reported.
7380203982 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Customer called in and stated they submitted their payment to an old lender. They submitted a payment research to locate funds.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4172141115 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to make a payment, reset online access, and was provided with
                                           knowyouroptions.com.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
7261883011 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to make a payment for $2,128.16.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7876629856 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower authorized a payment in the amount of 86.49.  The borrower was advised of the reason the PMI removal request was denied.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
8824243031 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to make a payment of $909.46
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8327685990 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called to make a payment on the account. Payment options were discussed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7169193341 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1806679435 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6025715324 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Spoke with borrower advise of total amount due $762.30  . Process payment for $762.30 for
                                           02/042019. Advise of self service  option for Seterus.com.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5675113931 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3495819001 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 05/XX/2018 indicated the property was located in a FEMA
                                           Disaster Area. No damages were reported.
6588888169 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      12/XX/2018.  Call and spoke with the borrower, advised of the total amount due, the borrower requested that we indication covered by  call third party as they are the one that makes the payments.
                    insurance              EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower stated on 12/XX/2016 the roof was damaged due to the FEMA disaster incident.  The borrower noted
                                           on 12/XX/2016 the heating unit was replaced. There was no evidence of a claim filed or any repairs being completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 11/XX/2016 indicated the property was located in a FEMA
                                           Disaster Area.
8708959573 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 06/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2019.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower initiated a verbal dispute against the Servicer regarding their negative credit reporting due to a late payment; the dispute was resolved on 01/XX/2019.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3435678546 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Borrower called on 10/XX/2018 to inquire about funds in suspense and what is needed to complete the September payment and wanted to adjust the payment that is scheduled for 11/XX/2018. Borrower stated they get paid three times this month, their student loan is garnishing their paycheck and they had to buy a car.
                                           Associate advised they would need to submit documents for a 12 month repayment plan, amended the payment for
                                           11/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4707130339 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 06/XX/2019.  Authorized third party called as they wanted to make a payment. They were informed there was a block on the account. They called an internal department and got it removed. They informed the customer it was an invalid account number and to try again. They scheduled a payment for 6/XX/2019.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower requested their trial payments be researched. They show that a trial payment was taken out of their bank account on 03/XX/2019 and requested the trial payments be researched.  The dispute was resolved on 03/XX/2019.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6369550692 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower claims 2 payment scheduled for 2/XX/19
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2203745936 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The authorized third party promised to pay $1,375.38 on 11/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6118354627 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  The borrower confirmed their modification was set up.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8918208721 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  Per commentary dated for 2018-07-31,Borrower called in to inquire on modification status.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6793722506 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Spoke with unauthorized spouse. They provided a different number to call the customer at.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
3420272369 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Borrower called for loan maturity date.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5659433260 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  Notes indicate the borrower called to schedule a SpeedPay payment for loan account in the amount of $257.00 effective 6/XX/2018. Agent advised the borrower of their payment confirmation number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2179065776 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Borrower called in to make payment for December post dated for 12/XX/18.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Hurricane comments noted on 9/XX/2017, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.
3267786192 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Borrower called to get password reset . Borrower advised he will make a payment on the 1st of
                                           January.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8470639531 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower made a promise to pay and requested a breakdown of billing statement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3344906062 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Demographics verified made promise to pay.Scheduled online for 6/XX/2019
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Commentary dated 03/XX/2018 reflects that the property was located in a FEMA natural disaster area.  No property damage was cited.
9577313238 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower verified demographics RFD due to excessive obligations made promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5838839038 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6952132358 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
9137955054 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2017.  Borrower advised received modification documents and will sign and return.  Borrower set up
                                           February payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
2338090461 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Demographics verified.  KYOCC provided.  Borrower declined options for payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area that was impacted by Hurricane XXX -
                                           DR-XXX, as noted on 10/XX/2017. There were no damages reported.
2226100633 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  3/XX/19 Borrower called in to make a payment in the amount of $679.29 dated for 3/XX/19;
                                           05/XX/2019 Borrower called in to find out why she received a letter stating that she is due for April, lender stated that a payment was reversed, borrower said she would call back; 05/XX/2019 Borrower called in to verify payment information, lender advised that the payment made on 04/09 was reversed fir insufficient funds,
                                           Borrower provided verbal authorization for a third party.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6998832821 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to get the payment amount due.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX noted on
                                           10/XX/2018.  No damage was reported.
8698165049 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  On 3/XX/2019 spoke to the borrower who made a payment for $.01 effective 3/XX/209. The borrower asked about the new loan number and confirming the terms of the loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6913304420 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called through the IVR system; no futher details regarding the contact. Comment dated
                                           07/XX/2017 borrower called with general informatiion questions; who owns the deed and was advised Fannie Mae.
                                           Borrower also had questinos regarding their insurance and associate provided the contact information for the insurance department. Comment dated 07/XX/2017 borrower stated they did not want modification assistance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2506994728 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 04/XX/2018.  The borrower called about an $85 fee and was advised it was property preservation fee.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2017.  The dispute type is Verbal and the reason is Escrow dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The servicer discussed escrow issue with the borrower and the issue appears to be resolved.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8695834112 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 04/XX/2019.  The borrower called in promise to pay $2,609.14 on 04/XX/2019.  Wanted to set up ACH and see if
                                           refinance option was available.  Borrower setting up autopay on phone application, and call ended.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2016.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Payment disputed.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5174091289 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  outbound call to borrower to collect past due payment, came in contact with 3rd party where call was dropped
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3666237844 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called and promise to pay $523.23
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
8106784820 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  A 3rd party called to get information on the loss draft check but the servicer stated they were unable to give information as the caller was not authorized.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4646608152 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Non Auth party called and stated the property was deeded to him and the homeowner is incarcerated. He was informed to send a copy of the documents.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
2633399331 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2017.  Customer informed they will receive calls until loan is current. The customer set up payments for
                                           12/XX/2017 and 1/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1245984400 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to make a payment.  They stated excessive obligations as the reason for default.  The Welcome Call was completed, borrower information was updated and the borrower was given payment and online options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9077057147 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   07/XX/2017.  Authorized 3rd party (Estate Attorney) advised that he is wanting all mail to be sent to the
                    and documented         personal representatives address.  Borrower is deceased and Executor/XX/11/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
1596080928 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2017.  The servicer advised the borrower of the total amount due, grace period, due date, company's website, expectations, consequences and the next steps. The servicer discussed the loan modification with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4575009312 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in with a promise to pay. The borrower scheduled a payment.  Borrower requested an escrow analysis to be done.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
2795060463 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower scheduled payment for $959.29 to be processed on 1/XX/2-19, 2/XX/2019 and 3/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to Hurricane XXX on 9/XX/17.  There was no damage to the property indicated.
8016702767 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  The borrower called to inquire why the payment is so high.  The borrower was advised the payment
                    and documented         for July will be lower.  The borrower stated they were happy with the service received and also made a payment.  Borrower is deceased and Executor/XX/14/2015.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2488307276 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2017.  Co-Borrower was called and stated had made payment that morning on line.   No direct contact
                                           since and borrower uses internet regularly.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
8451946861 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2019.  The borrower inquired about setting up their online account and were advised they can but they
                    and documented         will not be able to make payments until 03/XX/2019.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3062804453 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  The borrower stated she made an online payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
7086649659 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7612098755 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  On 10/XX/2018, the borrower called to cancel previous arrangements. The borrower stated they were having issues with their bank due to their wallet being stolen and the bank cancelled the payment. The agent did review the consequences of untimely payments. The borrower stated they they don't need assistance as of now.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4263887460 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      05/XX/2019.  The borrower called in to have payment automatically withdrawn on the 13th of every month.
                    indication covered by  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2016.  The dispute type is Verbal and the reason
                    insurance              is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower called on 11/XX/2016 about a credit dispute stating they had the October payment setup
                    [1] Verbal Dispute -   to draft on 10/XX/2016; however, the funds were not available in their bank account until 11/XX/2016. The
                    Servicer responded and servicer provided information to dispute the credit reporting. There was no further evidence of the borrower
                    appears issue is       pursuing a dispute.
                    closed                 REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower stated on 09/XX/2017 the roof, air conditioner, fence, pool, and electrical panel were all damaged due to the hurricane. There was no evidence of an insurance claim being filed or any repairs being completed.  Property repairs have not started.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX.
                                           On 10/XX/2016 a prior claim was initiated for water damages that occurred on 03/XX/2016. The comments on
                                           07/XX/2018 stated all funds were disbursed from the claim, and an inspection was received showing 100% of repairs were completed. The claim was closed at that time.
2256729874 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  The borrower called to confirm the payments on file.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9270640119 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in and stated was reinstating the account and did not want the offered modification.  Borrower made payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2883718084 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in to inquire about the payment change information. Rep advised borrower that the escrow had increased. Borrower promised to make a payment and scheduled a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3179509144 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 05/XX/2019.  Borrower called in as was locked out of online account. Password was reset and was going to make payment online.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2017.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputing credit report and was advised that they needed to dispute with credit reporting agency.  On 05/XX/2019 performed welcome call with borrower.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2341328354 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  Spoke to authorized third party and proceeded to discuss status of account. Authorized third
                    and documented         party said the successor letter she received about sending docs to authorized the third party on the account and she sent all the docs to seterus and should be authorized on the account. Rep confirmed with borrower that have all the required docs and she does not need to send anything in as she is confirmed as the authorized third party.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.
                                           The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3753116116 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to discuss escrow disclosure they received and to make sure payments are still being auto drafted.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8791709634 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to make a payment on the account. The agent also reviewed the total amount due.
                                           On 06/XX/2019 the borrower called to get the last 2 years of billing statements.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2866121055 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      05/XX/2019.  On 5/XX/2019, the borrower stated they would bring the account current on their own and said that indication covered by  they are delinquent due to the new servicer.
                    insurance              EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  On 10/XX/2017 the borrower advised of damages to their roof due to Hurricane XXX. The borrower referenced on 12/XX/2017 the cause of the damages was water. The borrower stated the home was livable and they planned to repair the property. There was no evidence of an insurance claim or any repairs being completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 10/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX.
5841007450 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  On 6/XX/2019, the borrower called in to make arrangements to bring the loan current and informed the servicer that they did not want the modification.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A FEMA disaster was noted on 11/XX/17.  No damages were reported.
9962158345 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  The borrower indicated they had excessive obligations, would work on bringing the account current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9359872020 3        [3] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damage remains         PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    unresolved and no      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was indication covered by  05/XX/2019.  On 5/XX/2019, the borrower called in to ask for a do not solicit request.
                    insurance sufficient   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    to cover repair        REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is neglect.  The borrower noted on 05/XX/2017 had roof repairs and noted on 07/XX/2017 had to re-roof the house a couple of months prior.  The borrower noted on 12/XX/2017 had repairs that needed to be completed in the house. On
                                           05/XX/2018 the borrower noted $3000 for roof repairs.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  The damage repair amount is estimated at
                                           $3,000.00.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9987100777 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  The servicer contacted the borrower to advise they successfully completed the loan modification trial payment plan and the final loan modification documents have been sent to them to sign/XX/27/XX/23/XX/08/XX/7/2016
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1627155555 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 10/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower spouse called regarding credit bureau dispute regarding payments been sent to wrong address rep advised to dispute  with credit bureau.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2018.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6987919449 3        [3] Damaged Interior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damage remains         PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    unresolved and no      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was indication covered by  03/XX/2019.  Borrower called in to report a claim for smoke damage and the date of loss was 3/XX/109.
                    insurance              EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is fire.  Borrower called in on 03/XX/2019 to report a claim for smoke damage that occurred on 03/XX/2009. The borrower was advised of the non-monitored process and is pending the claim information.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2325263458 3        [3] Damaged Interior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damage remains         PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    unresolved and no      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was indication covered by  05/XX/2019.  The authorized third party, successor in interest to deceased borrower, called in because their
                    insurance              name was not showing correctly on the statement.  The servicer corrected the statement generation file and noted that the account was correctly named in the system.  The third party had supplied the servicer with the
                    [3] Environmental      death certificate and authorization on 05/XX/2019.  Borrower is deceased and
                    Damaged Interior -     Executor/XX/01/XX/21/XX/30/XX/02/2017.  The details of the damage and status of repairs were not provided and
                    Damage remains         there is no evidence of a claim being filed.  The damage repair amount is estimated at $5,000.00.  Property
                    unresolved and no      repair is in process.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                    indication covered by  ADDITIONAL INFORMATION: NA
                    insurance

                    [2] Mortgagor Deceased
                    - Executor/Heir exists
                    to dispose of
                    property; identified
                    but not documented
6286255882 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  On 5/XX/2019, the borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7307801602 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  On 3/XX/2019, borrower wanted to make payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1882193219 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in to make a payment and servicer went over payment change for the following month.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2544229664 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower was advised of total amount due and could not commit to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3539127023 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called wanting to know how they can make payments; the agent reviewed the website with them.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
9249108993 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 02/XX/2018.  Borrower stated has been laid off the last 8 years (2018) but is now back working.  Inquired about assistance, borrower accepted trial offer for modification.  Borrower stated helped out family member.
                                           Borrower stated had death in family.  Borrower stated had water damage to property, repaired for cost of
                                           1800.00.  Borrower called in to dispute payment, was taken from old account not the new one that was provided.
                                           This created fees, advised to send in documentation on fees occurred.  Borrower  asked for copy of notes, advised would need court order.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputed payment was taken from wrong account and created fees.  Borrower stated provided new account information.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6042256574 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4094042746 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to inquire about current payment due and statement discrepancies.  The borrower was advised of total amount due and PMI removal options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7065410309 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Commentary states borrower called to request general account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6820096667 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3779023802 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      06/XX/2019.  The borrower called in to make a payment.
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           On 09/XX/2017 the borrower advised the roof was leaking due to damages sustained by the hurricane. The borrower stated the home was livable and they planned to repair the damages. There was no evidence of a claim being filed or any repairs being completed.  Property repairs have not started.  The property condition is
                                           UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX.
5056058938 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  On 12/XX/18, Borrower called because she wanted to know how she would dropa name off the loan.
                                           Advised thr borrower that she would need to refinance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8549252005 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  On 5/XX/2019, the borrower called in regarding their insurance policy.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8935125861 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The borrower called in to confirm the monthly payment arrangement. The borrower was advised of the repayment plan payment that was scheduled for that day.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1226278174 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in to discuss making payments. They do not recall making the payments over the phone. Servicer provided the borrower with the confirmation numbers to the payments made.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9579798766 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Per commentary dated for 03/XX/2019, welcome call to customer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7348388240 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Per commentary dated for 04/XX/2019, wife called in to advise she wanted to be the primary borrower. Servicer sent name affidavit to wife.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2369937232 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Borrower called to advise they will be sending documents after their visit with notary.  A
                                           $1827.07 payment will be made via the web  for December.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9490955600 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in for the mailing address and the welcome call was completed.  On 06/XX/2019 the borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
6388607240 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to verify tax payment is $815.44 due 4/30. Rep provided lereta contact information to send new bill and mortgagee clause.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8382297307 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called in to confirm the loan transfer information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2014.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 08/XX/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4872821604 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in to inquire about payment grace period.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3933739132 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir
                    property; identified   exists to dispose of property; identified and documented.  The date of death is unknown.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
8157055328 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Borrower advised that she would be able to bring the account current in December and stated
                                           reason for default was due to illness in the family.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8998328313 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   05/XX/2019.  On 07/XX/2018 Borrower called to inquire wire information to send payment. Borrower stated will
                    and documented         send payment in. Comment dated 05/XX/2019 borrower called to schedule payment for 05/XX/2019 and stated RFD to be excessive obligations. Welcome call was completed with borrower on 04/XX/2019.  Borrower stated the loan should be current and went over prior servicer notes with the escalation team and foundlast payment was received on 10/XX/Heir exists to dispose of property; identified and documented.  The date of death is
                                           03/XX/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6347457778 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  Borrower called in payment for $1,037.39 for 5/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1517151936 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2860935630 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to state they will make their payment on Friday.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6027228779 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  3rd party called in to make a payment. Scheduled for 03/XX/2019, was upset that he was not authorized on account. As borrower has dementia. On 05/XX/2019 the borrower called to setup a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4753106549 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Call to borr to check on payment status.  Borrower was scheduling it that with Bill pay. reminded borrower payment will increase for next month due to escrow analysis.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1526933719 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The customer called because they needed to make the October trail payment. They set up the payment for 10/XX/2018 and discussed the modification process.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3349486846 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2017.  Borrower called in regards to 1098 correction beginning principal balance as of 01/XX/2016 was
                                           106104.42 and ending balance 106241.58. Advise corrected due to issue Duering Modd where payment was reset.
                                           Borrower states incorrect and would like a full payment history form start of Modd until current submitted request. Attempted to advised borrower that his current principal balance is lower than the balance on the
                                           1098
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
3729276647 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower requested account information and scheduled a payment for 3/22.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5912112456 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  On 5/XX/2019, the borrower called in with questions about lender placed insurance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6626030859 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Called borrower and said the reason for delinquency was curtailment of income and it also due to pay check timing. Gets paid at the end of the month. Borrower promised to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1044238483 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower made a promise to pay and stated they were in the hospital with heart problems and was fired from their job.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3971007567 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Borrower called on 11/XX/2018 to make a Speedpay payment and confirmed owner occupancy.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6274883611 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 03/XX/2019.  Borrower called in to see if loan was transferred.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Dispute resolved
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8123677348 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The servicer contacted the borrower and  obtained a promise  to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8949671750 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to confirm set up August payment.  Borrower set up September and October payments and will enroll in ACH in November.  4/XX/19 Spoke to Borrower with Welcome Call, about payment and stated
                                           they were ill and didnt know the servicer had changed.  6/XX/19 Borrower called promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6729778101 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Borrower called in regards to his wife being added to loan, agent informed that due to XXX law, spouse has to be added to loan. Borrower said that he sent back in the modification documents.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area as noted on 08/XX/2017.
4911959364 1        [1] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Active insurance claim PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    and funds held by      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    servicer with          04/XX/2019.  On 04/XX/2019 Borrower called to inquire when claim funds would be released. Borrower was advised indication of related  the Homeowner name was needed along with copy of contractor license.
                    contractor bid         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2018.  The dispute type is Written and the
                    sufficient to cover    reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and
                    repairs                no further communication from mortgagor.  The borrower was disputing the fees on the account and was advised that the fees were due to the foreclosure.  The borrower stated the fees shouldn't be there and the servicer
                    [1] Damaged Interior - advised cannot remove them and needs to dispute in writing.  Written correspondence was noted  requesting a
                    Active insurance claim breakdown of fees and a response was sent out on 08/XX/2018 with a copy of the note, deed, payment history and
                    and funds held by      fees assessed to the account.
                    servicer with          REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    indication of related  FORECLOSURE: No evidence of current foreclosure activity.
                    contractor bid         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    sufficient to cover    LITIGATION: There is no evidence of litigation on the file.
                    repairs                TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is fire.  A claim was
                    [1] Written Dispute -  filed for fire damage that occurred on 09/XX/2014.  Claim funds in the amount of $120000 were received on
                    Servicer responded     03/XX/2015.   Additional funds in the amount of $80000 were received on 12/XX/2015. Damage was noted as near within 60 days and no  or total loss and the claim is monitored.  The commentary dated 12/XX/2018 states the borrower hired a private further communication  inspector who noted 100% completion, the servicer's inspection resulted in lower results noted at 66% on
                    from mortgagor         12/XX/2018.  The claim is pending a final inspection.  The damage repair amount is estimated at $200,000.00.
                                           Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5904956392 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  12/XX/2018 - Borrower called stating they forgot to make the November 16th payment - just paid
                                           $2000.00 online today and wants to set up payment for december 16th payment in the amount of $1536.33
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2900205008 2        [2] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Active insurance claim PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    but unclear who holds  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    funds or covered by    06/XX/2019.  Borrower called in to advise they will reinstate the loan. The borrower thought they were on
                    bid                    automatic draft.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  A claim was filed by the borrower on 06/XX/2017 and a check in the amount of $13124.93 was returned for endorsement.  Multiple attempts were made to determine the status of the check and documents.
                                           The borrower stated on 03/XX/2018 that the insurance company just rewrote the check out to the contractor and advised need a copy of the check and inspection to close the claim.  The insurance company was contacted for the claim information on 08/XX/2018.  The adjuster's report was received.  The status on 02/XX/2019 remains pending check, documents and inspection.  The damage repair amount is estimated at $14,124.93.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1912790392 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8484655520 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7858737147 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  The borrower called in wanting to get the payment address and to get unlock from the website.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is not available in the information provided.  Commentary note dated 11/XX/2017 states the borrower file bankruptcy, however did not include home in bankruptcy and working with hardest hit funds program and stated
                                           HUD needed billing statement. The servicer advised she can reaffirm the loan is she liked. There is no further details documented about the banktuptcy
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: On 1/XX/2019 the servicer  sent a record to the Hardest Hit Fund advising total fund posted on the loan account in the amount of $ 7,547.6  and last payment received on 1/XX/2018.
7141551101 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2016.  The customer was informed the October payment was not received and now the November payment is also due. They stated they sent a payment on 10/XX/2016 through their bill pay. They were advised of the amount to be sent in to be caught up. They were also informed to get in touch with their bank for the account number and routing number to make the payment over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3128933119 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  An e-mail was sent to the borrower reminding the borrower of the service transfer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
9334886036 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called needing assistance logging in to online account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: Property was in FEMA disaster area 03/XX/2018; no evidence of damages.
5177754731 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  the customer called to confirm. On 04/XX/2019 The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6731231425 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [2] Loan is in         03/XX/2019.  Borrower called in to make a payment.
                    Bankruptcy             EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is performing under plan.  Unable to locate the filing date and case number XX-XXXXXX
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4000998411 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to make a payment for $507.09.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2018.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2019 and there is no evidence of reaffirmation.  A motion for relief was filed 11/XX/2018.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7815955151 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  On 5/XX/2019, the borrower called in regarding their taxes and insurance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3562671805 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2019.  Authorized 3rd party called in to confirms documents were received that he sent in.  Borrower is
                    and documented         deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5019382154 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Spoke with borrower, advised borrower documents need to be returned by 11/XX/18. Payment due
                                           11/XX/18 in the amount of  $1889.56.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5462433155 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Comments from 3/XX/19 indicate servicer completed welcome call. Borrower provided updated contact information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8561829707 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  06/XX/2019.  Borrower called in to check status of dispute to close escrow. On 04/XX/2019 the borrower called
                    from mortgagor         in to discuss a payment that was made.On 06/XX/2019 the customer called to remove the escrow account.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2019.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower submitted a dispute regarding the delinquency on the account. The borrower advised they were unaware of the service transfer and was still sending payments to the prior company. A response was issued on 01/XX/2017.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3103267840 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  On 6/XX/2019, the borrower called in regarding their payment increase and was informed about their escrow analysis.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6178673564 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  10/XX/2018 - Talked to borrower - RFD - illness of family member which caused borrower to quit working to take care of family member.  Borrower stated should be getting a monetary settlement soon then can use funds to get current on loan.  discussed all options with borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9408371361 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Comments from 2/XX/19 indicates borrower called to change payment. Servicer advised borrower will need to contact new servicer to setup payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5412155915 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  On 6/XX/2019, the borrower called in requesting to add their spouse on the loan and was informed of what needed to be done.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
9211699523 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      03/XX/2019.  Borrower contact for welcome call, updated borrower information. Borrower gave promise to pay for indication covered by  03/XX/2019 via the web.
                    insurance              EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower reported extensive roof damage and damage to the floors on 09/XX/2017 and 09/XX/2017 due to
                                           Hurricane XXX. The borrower noted the damage is being repaired.  The borrower noted on 04/XX/2018 had lots of damage and out of pocket expenses.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repair is in process.  The property condition is UTD.
                                           The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
5437664761 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
2897106991 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower advised will borrow funds to reinstate the loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8962631953 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The customer called about late fees and they were informed of the amount carried over from the previous servicer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2868178719 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called to make payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 05/XX/2015.  Chapter 13 BK filed while loan with previous servicer, notes do not provide case #, filing date
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5429496219 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2019.  On 03/XX/2019 Borrower called in reference to payments that was not posted. Borrower was
                    and documented         transferred to another department. Borrower made a payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5868028933 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  Borrower called to make sure most recent payment was received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8279973285 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  On 4/XX/2019, the borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3207309651 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to understand why his payment was behind. the borrower was advised the payment increase is due to the escrow increase. The borrower scheduled a payment for $1,114.51 on 4/XX/2019 via the web and the representative waived the late fee as a one-time courtesy.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5239171712 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower made payment on 05/XX/2019, and had a question about credit reporting, and the Servicer advised of reaffirmation not done for the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2018.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1096624294 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  The customer tried to access the website to set up the ACH but had difficulties so a letter was mailed to them instead.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1324908256 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The third party stated they had refinanced and the payment was higher than expected.  A payment was scheduled.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX, noted
                                           on 9/XX/2017.
8312400079 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Servicer called 05/XX/2019, and other party stated that the borrower was not available.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6283221054 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2017.  Borrower called in stated received letter form insurance advise insurance premium is paid.
                                           Therefore might have a shortage in escrow next year. Borrower stated want to send in extra to escrow. Provided
                                           Beaverton  physical address to send payment. ON 04/XX/2019 the borrower received a welcome call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4162268595 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The customer called the servicer and discussed billing statement. The customer made a payment arrangement for 04/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1975747656 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower advised the RFD is due to Excessive Obligations and set up a payment for $4,797.24 to reinstate the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5268072429 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  On 03/XX/2019 servicer made welcome call and borrower scheduled payment in the amount of $694.15 to post by 04/XX/2019 via Bill Pay. On 8/XX/2018 Borrower received the modification documents and wanted to know whether to sign them and send divorce decree since the document have ex-spouse's name on them. Servicer advised to go ahead and do that.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and
                                           noted on 09/XX/2017.   No disaster damage was reported.
                                           A prior claim was filed for prior hurricane damage that occurred on 10/XX/2016.  Claim funds in the amount of
                                           $3676.83 were endorse and released to the borrower on 03/XX/2017 and the claim was closed on 05/XX/2017 due to the claim being non-monitored.
6479050821 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  On 04/XX/2019 the borrower called to go over the statement and servicing release.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is active.  Per notes dated 03/XX/2019 there was a new bankruptcy filing . There is no other notes regarding it.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7230315799 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Customer called for payment information on 04/XX/2019, and promised to make a payment of $727.44 by 04/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6700013191 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Commentary states borrower called in to verify payment has been processed on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9513998140 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called and promised to pay $588.13 by 03/XX/2019 via web.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1480884478 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      07/XX/2018.  The borrower called on 07/XX/2018 to discuss the account status and status of the modification indication covered by  review. The servicer advised the final trial payment was received the previous day and the file was going
                    insurance              through the conversion process.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower advised on 09/XX/2017 the roof was damaged due to the hurricane. There was no evidence of a claim filed or any repairs completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX.
5486456405 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  On 6/XX/2019, the borrower called in to inquire about a payment posting.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4687468054 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Notes indicate the borrower called to schedule a XXX payment for loan account in the amount of
                                           $700.00 effective 12/XX/2018. Agent advised the borrower of their payment confirmation number. Borrower also needed assistance in getting online and getting their password reset. The agent assisted borrower in emailing the borrower the password reset.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX, noted
                                           on 9/XX/2017.
7068355517 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Co-borrower called regarding payment information.  Curtailment of income noted as the reason for default.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4286924789 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Borrower called to see if the payment was received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5057959263 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
6065741646 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1809874996 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower called to verify receipt of reinstatement payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3356255350 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The authorized party called in for a payment inquiry and confirmed that the modification documents were received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
8626731646 3        [3] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damage remains         PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    unresolved and no      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was indication covered by  04/XX/2019.  The borrower called,  advised of the total amount due, the borrower made a payment in the amount
                    insurance sufficient   of  $573.13.
                    to cover repair        EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the
                    [3] Title Issue -:     reason for default with the information provided.
                    Senior Liens           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is evidence of title issues with the property.  Comments indicate a title search revealed a prior unreleased mortgage.  A title claim filed on 09/XX/2018 was acknowledged on 09/XX/2018.  The commentary dated 02/XX/2019 states the release was requested but no response has been received.  There is no evidence that the issue has been resolved.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower noted on 04/XX/2016 there was hail damage and the roof was leaking.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
9600207880 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 09/XX/2015.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
9629088707 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  Borrower called in regarding double payment on billing statement and was advised why it was reflecting it. Borrower also inquired about escrow shortage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8707603701 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called in to inquire about funds in suspense and to make a payment on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
7558224559 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower stated they were at work and it was not a good time to talk.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to a hurricane noted on
                                           10/XX/2017.  No damages were reported.
3779089975 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  The borrower was advised of the total amount due and date.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8556478614 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  The borrower confirmed their July payment had been received and declined automatic payments.
                                           They discussed their recent modification terms.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
4608358604 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    requested within the   PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The customer called because they wanted to talk to someone about refinancing.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8573050773 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower spoke with an agent and reviewed all account information. The borrower stated they would be making a payment of $1326.36 by 04/XX/12/2017. There were no damages reported.
3624172726 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called asking about a 2 month deferment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7981651673 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  On 01/XX/2018, borrower called to request Speedpay and confirmed owner occupancy.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9925755090 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   02/XX/2017.  Unauthorized third party stated that the borrower is deceased and the attorney that was taking
                    and documented         care of the estate is deceased.  Borrower is deceased and Executor/XX/05/XX/08/XX/08/2016.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    [1] Verbal Dispute -   FORECLOSURE: No evidence of current foreclosure activity.
                    Servicer responded and BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    appears issue is       LITIGATION: There is no evidence of litigation on the file.
                    closed                 TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1099551215 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in to see if misapplied payment had been corrected and applied as payment.
                                           Payment history shows it was done that day.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 03/XX/2016 and there is no evidence of reaffirmation.  The proof of claim was filed 12/XX/2015.  Relief effective 03/XX/2016
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
4933668420 1                               LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is active.  Per notes file states New bankruptcy filing on 03/XX/2019
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4784948959 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2818962044 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  12/XX/2016.  Authorized party called in about the modification status and escrow shortage. They were informed
                    from mortgagor         of the loan value ratio to income and the interest rate of the modification offer. They were informed for further detailed information to write correspondence.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Comments indicated there was a credit report dispute, however; there was no evidence to indicate the issue was still outstanding as of the end of the review period.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9711511362 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The borrower thought the last 2 payments on 10/XX/24 brought the account current but was informed the payment on 10/XX/24 payment was applied towards the October installment. The borrower advised he would make a payment on 11/21 for $1,329.59.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7347126820 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 06/XX/2019.  On 06/XX/2019 the borrower called in to make a payment over the phone. Borrower stated she does bill pay on the 1st of every month in the amount of $553.00 and should be received by servicer by 5th or 6th.
                                           Borrower also requested the amount of interest paid on her 2015 taxes, which servicer provided
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2017.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Servicer responded to credit reporting dispute; updated applicable fields to show status as of today.
                                           Servicer corrected Feb 2015 to show 30 days delinquent per sudit
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9853467186 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4938995698 3        [3] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damage remains         PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    unresolved and no      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was indication covered by  04/XX/2019.  Borrower called to make a payment.
                    insurance sufficient   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    to cover repair        REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                    [3] Damaged Interior - BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    Damage remains         LITIGATION: There is no evidence of litigation on the file.
                    unresolved and no      TITLE ISSUES: There is no evidence of title issues.
                    indication covered by  PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is neglect.  The
                    insurance              comments on 04/XX/2018 stated the home was vacant. Damages were listed as follows: the roof was worn, the flooring was damaged, and the ceiling is cracking. There was no evidence of an insurance claim or any repairs being completed. Later comments on 06/XX/2018 referenced the home was owner occupied.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7090123572 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  10/XX/2017.  On 10/XX/2017 Borrower called for status on the loan in reference to Disaster Forbearance.
                    from mortgagor         Borrower also stated has check to fix roof. Borrower was advised due to legal counsel on the loan could not speak about the loan. Borrower was transferred to another department for assistance.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The notes indicated multiple disputes regarding the credit reporting were received. On 04/XX/2017 a response was issued regarding the dispute. There was no further mention of an issue.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX. On 11/XX/2017 a claim was initiated for damages caused by the hurricane on
                                           10/XX/2017. The claim was initially classified as partial monitored. However, on 05/XX/2018 the notes stated
                                           the claim was non-monitored. The commentary dated 09/XX/2018 stated all funds were released and the claim was closed.
5146654348 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
5335040375 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in to schedule a payment for 3/25.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2208693878 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to authorized sister to inquire about hazard insurance. Welcome call complete.
                                           Borrower made a promise to pay by 04/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7011313289 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The customer called because they made a double payment and wanted a refund. They were provided with the fax number to send in the document supporting the double payment error. The customer was informed amounts provided covered most of the payments due but not all. Issuing a refund would cause the customer to be delinquent.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4442791284 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Borrower called in clarify ACH set up, made payment manually.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9891361006 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called to verify there was no XXX payment set up due to them wanting to pay online through XXX.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area that was impacted by Hurricane XXX, DR
                                           - XXX, as noted on 09/XX/2017. There were no damages reported.
7832110572 3        [3] Cease and Desist   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Request Received From  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Mortgagor or 3rd Party BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to again request a cease and desist  Agent answered the borrower's general
                    [1] Written Dispute -  question as the borrower has a cease and desist.
                    Servicer responded     EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2017.  The dispute type is Written and the within 60 days and no  reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 further communication  days and no further communication from mortgagor.  Credit Bureau Dispute responded to Equifax for loan status,
                    from mortgagor         account 30 days past due  and provided pay history documents
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
8247144150 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2015.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 11/XX/2015.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
2831157045 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to get payment information. The representative provided the total amount due,
                                           LPR, NPD, and fees.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6368714320 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  A payment was processed in the amount of $513.27 for 09/XX/2018. The borrower advised would be making October's payment on the website.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1432655181 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called with escrow questions.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 9/XX/17 The collection comments indicate the property was located in a natural disaster area, Hurricane XXX. However it has been determined the property was not effected or damaged by storm.
7420422232 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The customer called about insurance funds being released. They were informed to contact their insurance company. On 04/XX/2019 the borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 10/XX/18 The collection comments have indicated the property was located in a FEMA natural disaster area, Hurricane XXX. No damages were reported.
3344284413 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
4266185008 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Borrower contact scheduled 3 speed pays for 08/XX/2018, 09/XX/2018 and 10/XX/2018. Reason given was additional expenses car, college.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 12/XX/16 Based on the collection comment review it appears the property was located in a natural disaster area. However, per a conversation with the borrower, the indicated they were not effected/
                                           impacted by the disaster.
5558833758 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   11/XX/2018.  Unauthorized third party called to see why there is a negative starting balance on the escrow.
                    and documented         Borrower is deceased and Executor/XX/30/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2964973933 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2980916644 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower had questions in regards to the insurance payment and change of their carrier.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8222540932 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The borrower called in to make a payment. The borrower was advised of the next payment due date and of the completed repayment plan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8733092422 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2017.  The borrower advised he tried to make a payment over the phone but was not able to. The borrower was informed he is set up on automatic ACH withdrawals each month since the modification was completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3953660104 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to see why payment changed and was advised due to escrow.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2197638257 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Phone pay taken
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
5297056122 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2016.  The borrower called in to inquire on payments made. The borrower was advised payments had been applied to principal. A request was submitted to have the payments reversed and applied to the monthly installments. The borrower was advised on automatic payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
8142559429 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower call to make a payment for march and set up schedule payment for April and May. Welcome call complete.

                                           Payment Amount $1306.62
                                           Scheduled 3/XX/2019
                                           Confirmation Number 97085558

                                           PROMISES TO PAY
                                           Fee Waiver New Acquisition Fee $0.00
                                           Payment Amount $1306.62
                                           Scheduled 4/XX/2019
                                           Confirmation Number 97085586

                                           PROMISES TO PAY
                                           Fee Waiver New Acquisition Fee $0.00
                                           Payment Amount $1306.62
                                           Scheduled 5/XX/2019
                                           Confirmation Number 97085624
                                           Borrower made promise to pay on 06/XX/2019
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5749617790 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Based on commentary provided on 04/XX/2018 servicer spoke to authorized 3rd party who advised check in the amount $8936.35 was sent. The last contact with the borrower was on 06/XX/2019. The borrower wanted to know if he could pay the flood insurance on his own.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7989928730 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower was contacted and stated Reason for slow pay was excessive obligations; borrower pays in last few days of month due.  Borrower scheduled May payment for 05/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2261069377 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  On 03/XX/2019 borrower called in to make a payment, servicer advised unable to process payment until after 03/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9118641100 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower called in to make a payment on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
3997595805 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: No evidence of recent contact with the borrower.
                    closed                 EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2016.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower was disputing fees on the account.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8384620675 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  Borrower called about refinancing 2nd mortgage.  Servicer advised they are not a bank and loan was just modified in March.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2016 and there is evidence of reaffirmation.  A motion for relief was filed 12/XX/2015.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5316620578 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called will make the March payment by April 26th.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4174982010 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to inform would not be able to make a payment before the 11th and cancelled the auto pay for 7/1. Advised can re-enroll via the web and mailed form.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3485611938 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in to make payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1735041001 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to get account information and to remove the active bankruptcy status because it has been discharged.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2017.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2017 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6191805967 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in to verify total amount due for monthly payments inf borrower total amount due is 995.66 there is also a fee for $181 for a mod that was done with Sterus. It appears borrower completed payment by phone in the amount of $995.66 dated for 3/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
4457291311 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  03/XX/2019.  The borrower inquired about their March payment and scheduled a payment for 04/XX/2019.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2019.  The dispute type is Written and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Late fee dispute; $195.42 in late fees waived.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
6667988051 2        [2] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Active insurance claim PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    but unclear who holds  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    funds or covered by    04/XX/2019.  Authorized 3rd party called to verify Check Status for Wind Damage loss on 10/XX/2018 and
                    bid                    requested a draws. The borrower was advised to allow up to 5 business days for the check to be cut and sent.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    [2] Damaged Interior - REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the
                    Active insurance claim reason for default with the information provided.
                    but unclear who holds  FORECLOSURE: No evidence of current foreclosure activity.
                    funds or covered by    BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    bid                    LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  A claim was filed for wind and water damage that occurred on 10/XX/2018.  Claim funds in the amount of $12,206.54 were received on 11/XX/2018. A contractor's estimate totaling $13,990 was received on 01/XX/2019. The initial draw was sent out on 01/XX/2019. The claim was initially classified as monitored. However, the notes on 03/XX/2019 stated the claim was classified as enhanced endorse and release.  The borrower called in on 03/XX/2019 and was advised the funds had not been received yet from the service transfer and were being researched.  The damage repair amount is estimated at $13,990.00.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3372699800 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    requested within the   PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The customer was advised of letter that corrections were complete.  Borrower is deceased and
                    [1] Mortgagor Deceased Executor/XX/02/XX/27/2019.
                    - Executor/Heir exists
                    to dispose of
                    property; identified
                    and documented
1883287761 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in to make a payment.  The borrower was advised to wait until 3/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2016.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2016 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4801257336 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Commentary states borrower called in regarding the modification status and verification of documents sent for electronic signature.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area due to Hurricane XXX noted on
                                           10/XX/18. No property damage was noted.
2595436126 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  borrower called to make payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5289729252 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Last spoke to borrower when they called inbound to make payment on the loan. the customer was contacted given the total amount due and advised that the modification was processed
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 10/XX/2013 and there is no evidence of reaffirmation.  The proof of claim was filed 02/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2657836724 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  Borrower sent in modification agreement and set up payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2440617177 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called to make a payment, but loan not set up yet.  Agent advised to call Monday.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2390171546 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called and made a payment in the amount of $661.2.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2209608125 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  03/XX/2019.  Borrower was contacted for a welcome call said paid off shortage and will call back
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2016.  The dispute type is Written and the reason is Escrow shortage.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The comments indicated the borrower submitted multiple disputes regarding the escrow shortage. The borrower claimed there should not have been a shortage after the modification with the prior servicer. Multiple responses were sent to the borrower advising the issue was researched and the shortage was valid.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX. The notes on 11/XX/2017 referenced a claim was filed for damages caused by the storm. The comments on 02/XX/2019 stated all funds were released from the claim and an inspection was on file showing 100% of repairs completed. The claim was closed at that time.
5388514801 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6517009446 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   05/XX/2019.  The borrower was contacted on 03/XX/2019 regarding the open modification review transferred over
                    and documented         from the prior servicer. The borrower advised there should not be an open review.  Borrower is deceased and
                                           Executor/XX/02/XX/10/XX/22/XX/17/XX/01/XX/27/XX/31/2017 stated that due to the claim was under $10,000 and the loan was current; the funds were released to the borrower. The claim was closed at that time.
2948970218 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The borrower called to make payment of $1473.05.  The representative attempted to understand why the account was past due but the borrower could not continue the call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2350497642 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  POA called for account information
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1141621030 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 11/XX/2018.  The borrower called in regards to updating tax premium.  The borrower stated they had sent documents with the new tax amount.  The borrower was advised the tax payment will be updated and will run an escrow analysis which will take two weeks to complete.  They were also advised the payment will be adjusted for December.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2017.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower is disputing the inspection fee because the borrower wants proof that it was done because no one knocked on their door.  Advised borrower that it is a drive by inspection and no one knocks on the doors.
                                           Advised borrower can send in dispute to correspondence.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to Hurricane XXX on 9/XX/18.  No damages were reported.
2103032565 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  The borrower called to inquire about their current account status.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3123891268 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Called borrower who states would call to make a payment on the 31st for May.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
5412162464 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower promised to pay $1354.50 by 04/XX/2019 via Web and $1654.50 by 05/XX/2019 via Web.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2661200270 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  The borrower advised that they are no longer being represented by an attorney and scheduled 3 payments in the amount of $1800.00 to be processed on 10/XX/2018, 11/XX/2018 and 12/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2013.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 11/XX/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
4210822610 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  Borrower called to make payment and did not want to provide financials or a reason for default.
                                           Borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6114618780 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Inbound call. The representative discussed HPA requirements, auto-term is scheduled for
                                           6/XX/2034, current unpaid principal balance is $257,113.35, and sales price $225,000.00 giving us LTV of
                                           114.27%. Investor requires 80% LTV meaning property would have to appraise approximately $321,391.65 or more to qualify. Discussed process of interior BPO and appraisal along with their associated costs and the possibility of these prices being more than quoted. The representative advised if an increased appraisal fee came up we would contact the borrower approval before continuing review process. The borrower doesn't think that home would meet appraisal amount. The representative advised that the full process review can take up to
                                           30 days. The borrower made a promised to pay in the amount of $667.75 by 5/XX/19 and 7/XX/19 via web.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4540876777 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  The borrower called in regards to payment inquiry. Borrower called to make sure that a payment was set for the month of June. Agent did confirm payment was set up. Agent also set up August payment.
                                           Borrower did confirm property is owner occupied.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9986594265 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      02/XX/2019.  Borrower called to discuss insurance.
                    indication covered by  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2017.  The dispute type is Written and the
                    insurance              reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower disputed the overdraft fees on the account.  The
                    [1] Written Dispute -  servicer asked the borrower to submit proof of payment to see if they could be waived. No evidence the
                    Servicer responded     borrower submitted the documents.
                    within 60 days and no  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    further communication  FORECLOSURE: No evidence of current foreclosure activity.
                    from mortgagor         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           Comments dating back to 10/XX/2017 referenced the home damaged due to Hurricane XXX. The borrower advised the roof, fascia, garage door, and two french doors were damaged. The stated on 11/XX/2017 they filed a claim and the property was still livable. However, there was no evidence a claim was filed, nor was there evidence of any repairs being completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX.
5111951105 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  01/XX/2019.  Commentary states borrower called in to advise modification documents were received. Borrower was
                    from mortgagor         advised of the process once the documents are sent back.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Commentary states there was a credit dispute received from the credit bureau. The applicable fields were updated to show the current status of the loan.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area that was impacted by Hurricane XXX -
                                           DR-XXX, as noted on 09/XX/2018. There were no damages reported.
6208834880 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 06/XX/2019.  The co borrower requested to be informed of any updates and requested to have mailed documents since they din't always have email access. The agent advised the borrower on the payment changes and the borrower asked to speak with someone for refinance/XX/08/XX/17/XX/04/XX/02/XX/28/XX/10/XX/10/XX/1/2017 then the claim was closed.
1721740259 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2507418236 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  On 03/XX/2019 the borrower called about the loan transfer. The borrower was advised of the new loan number and payment options. The borrower scheduled a $1207.15 payment for 3/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A FEMA disaster was noted on 9/XX/17 due to Hurricane.  No damages were noted.
1083035307 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Commentary states borrower called in to request a refund for double payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1498545702 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in with questions regarding property inspection fees when nobody has been out to his home, research request opened.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2530777808 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2017.  The borrower called to check the status of review. I advised the borrower a trial offer has been approved along with the terms and what to expect.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6069617899 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2019.  The servicer contacted the borrower to state that there was an exception made to approval the
                    and documented         removal of the primary borrower as the payee on the disbursements and advised of how long it would take to reissue the check.  Borrower is deceased and Executor/XX/01/XX/04/XX/02/2014 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4665319364 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Comments show contact with borrower regarding loan and completed welcome call. The borrower advised ex-spouse kept home in divorce and the borrower is not allowed to speak with the ex-spouse. Payments were discussed, borrower advised to send ex-spouse an email.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9252009339 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called regarding the lender's placed insurance with the previous servicer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 10/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX. No damages were reported. A claim was initiated on 08/XX/2015 for fire damages caused on 06/XX/2015. An inspection was received showing 98% of repairs were completed. The claim was closed on 11/XX/2016.
6150542094 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir
                    property; identified   exists to dispose of property; identified and documented.  The date of death is unknown.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6379976233 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2017.  the customer was called and was provided the total amount due and promise payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8128021513 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in a loan payment effective 06/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9819370569 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 01/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in about the trial modification and wants to accept it.  Borrower is clear on the start date of 1/XX/18/XX/10/XX/31/XX/10/2015 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5328660955 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to make a schedule a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
1656565526 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  the borrower called to revoke payment authorization for his ex-wife. The borrower was advised to contact his bank.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5036341961 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  On 04/XX/2019 Borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3268016165 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  Borrower called to get loan number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6956158742 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called to check status for auto pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 05/XX/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4394415509 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to inquire about ACH payment and to schedule a payment for 7/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to a hurricane noted on
                                           09/XX/2017.  No damages were reported.
1573121100 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Borrower contact in regards to total amount due.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9074281292 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  On 06/XX/2018 Borrower was called in reference to payment due. Borrower stated reason for default to loss income November 2016 and a huge tax bill. Borrower advised things are better now.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3579590727 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  Borrower contact in regards to total amount due.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9228585848 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in for payment information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
1025277285 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower contact in regards to making payment by phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1558362556 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  06/XX/19 Borr called inform servicer that hazard ins premium was not paid. Was told that the
                    and documented         premium due date reflect 2020.  Borr insisted it was due and was transferred to the ins. dept.  Borr also scheduled a payment .

                                           Welcome call made.  Borrower is deceased and Executor/XX/07/2013.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7911503496 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in for assistance with a password for the website. The borrower was assisted and the made a promise to make a payment vai the website by 06/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is not available in the information provided.  The proof of claim was filed 06/XX/2013.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2172981209 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Last spoke to borrower when they were called to discuss the loan and borrower requested cancellation of the MI
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4663391040 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower called to reset password for online account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9164667888 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
1996591403 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 04/XX/2019.  The agent discussed the billing statement with the borrower and advised the borrower on why they have a shortage.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2018.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Credit dispute resolved.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5185006921 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in a payment for 06/XX/2019 and representative confirmed that statements would be mailed to the debtors attorney.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is performing under plan.  No bankruptcy details were provided.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1283779237 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9810753991 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower inquired about removing co-borrower from loan.  Servicer advised only way to remove a name is via refinance.  Borrower inquired if there was a date for PMI cancellation.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5563544328 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6868480257 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6811805547 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Comments from 2/XX/19 indicates servicer informed borrower of large increase to insurance premium has caused increase in monthly payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9112524148 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 03/XX/2019.  The borrower advised their name has changed.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2016.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Servicer responded to Equifax dispute, updated applicable fields to show loan status as of today.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: An insurance claim check for $5,460.07 was received on 07/XX/2016 for hail damages caused on 05/XX/2016. The claim was classified as non-monitored. The funds were released to the borrower and the claim was closed on 07/XX/2016.
7932774414 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8471489990 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  The borrower called on 4/XX/18 to advise of fraud on their checking account that caused their payment to be returned.  The issue is short term.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2617177248 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called in to ask about the billing statement. Billing statement shows total amount due of $1835.35, this included $700.00 in fees , $45.81 reduces fees to $654.19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9587658069 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in for assistance creating an online account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area noted on 05/XX/2018.  No damages were reported.
7432878533 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to schedule the next payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8251795390 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3519613519 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   05/XX/2019.  Authorized third party called and made a payment in the amount of $2143.38.  Borrower is deceased
                    and documented         and Executor/XX/01/2014.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
4463186963 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower contact in regards to getting online account reset.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8586275834 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1666392370 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in as they were making a payment via the website.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 04/XX/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4043682899 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  The borrower's spouse called because received a letter that the property taxes were due and wanted to pay the difference.  The representative advised that there is a shortage of $1,379.38 for taxes which were paid on 11/XX/2017.  A copy of the payment history was sent.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Commentary dated 09/XX/2017 reflects that the property was located in a FEMA natural disaster area due to Hurricane XXX.  No property damage was cited.
9799476391 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in and requested a payment receipt confirmation for payment made 03/XX/2019 for
                                           $13000 and  promise next payment for $519.66 on 03/XX/2019
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Commentary dated 09/XX/2017 reflects that the property was located in a FEMA natural disaster area due to Hurricane XXX.  No property damage was cited.
9990193789 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      02/XX/2018.  Comments from 2/XX/18 indicates borrower called to review payment history and billing statement.
                    indication covered by  Borrower will mail payment.
                    insurance              EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower stated on 10/XX/2017 the roof was damaged by the FEMA disaster. The stated they filed a claim.
                                           However, there was no evidence in file showing a claim was filed. There was no evidence of any repairs being completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 10/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area. No damages were reported.
1751050452 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in and advised they had made a payment to the prior servicer. The borrower was advised the payment was received and applied to the 02/XX/2019 payment. The borrower promised to make a payment by 04/XX/2019 via bill pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is not available in the information provided.  Comments mention new bankruptcy filing 03/XX/2019 no additional details or information provided in comments. It also appears borrowers may have filed previous bankruptcy per notes dated 06/XX/16
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
5486429302 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  The last contact was made on 8/XX/2018, in which the borrower had a billing inquiry.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3612735366 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3201672959 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called regarding general tax information and was advised to contact the county tax board.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2779663687 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Borrower contact in regards to reaffirmation request due to bankruptcy filing.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2017.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 11/XX/2017 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8168512579 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in to discuss their payment information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9197065330 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5787246860 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to see where the extra went for the payment that was sent in. The borrower also made a promised to pay $3394.17 by 7/XX/19 via mail.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9161066676 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7802522202 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Last spoke to borrower when they called inbound to make payment and discuss the loan and 2 payments were made in March 2019 in attempt to bring loan current
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7193741449 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in regards to not being able to process their payment due to error. I advise the borrower she would have to wait until Monday to make the payment due to the web issues.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5324642666 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Comments from 3/XX/19 indicates servicer completed welcome call and processed a payment for borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9753518788 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Comments from 8/XX/18 indicates servicer setup mod signing for borrower. Borrower to complete final mod agreement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
7592643837 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  06/XX/2019 Borr called to make a payment iao 739.33 for 6/XX/19

                                           The customer was calling about the account letter received. They were informed it was just informational and their account is fine. The letter was mailed prior to their May payment being made. They were informed their payment was received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9507491641 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 04/XX/2019.  Borrower called in and verified address
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower advised of modification with previous servicer and was advised mod payment would be honored.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5567454008 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8454452601 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2017.  Customer wanted to know why funds had not been withdrawn from their account.  Servicer advised no payment had been set up.  Customer made payment in the amount of $1146.24.  Servicer provided total amount due and advised of last payment received, next due date and applicable fees.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8700606360 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called for general account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3153909157 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  08/XX/2018 -  The servicer spoke with the borrower and was informed the borrower will make a payment on 08/XX/2018
                                           04/XX/2018 - The borrower called in to discuss a $15 charge on the loan and about the escrow account.
                                           07/XX/2017 - The borrower informed that she will make a payment when she has the funds.
                                           02/XX/2017 - The borrower informed she just made a payment and hung up.
                                           10/XX/2016 - The borrower informed she will make the payment online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8098747900 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in reference to the transfer of the loan. Borrower unaware the loan transferred.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2432121497 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2017.  Borrower called had question on escrow account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6333866093 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower was contacted on 01/XX/2019 about the default, and borrower advised the reason for default and confirmed owner occupancy.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7659168201 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  On 04/XX/2019, the borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8418084485 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The last contact was made on 3/XX/2019, in which the borrower scheduled a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8859257858 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      06/XX/2019.  06/XX/2019 Borr called to make a payment iao $1505.31 for 7-XX-2019.
                    indication covered by
                    insurance              The borrower called about the billing statement, was advised the payment was made after the statement was generated.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           On 01/XX/2018 the borrower advised the roof and ceilings were damaged due to Hurricane XXX. The borrower stated the filed a claim; however, the majority of the damages were not fixed through the claim. The indicated
                                           they were paying out of pocket for the repairs. There was no evidence of the repairs being completed. No information was provided regarding an insurance claim.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX, noted
                                           on 1/XX/2018.
7977814845 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower scheduled a payment by phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6330764118 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to Hurricane XXX  noted on
                                           09/XX/2017.  No damages were reported.
6824146631 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  Borrower called stating the 3 month trial period is not reflecting on the credit report.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1396129620 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      03/XX/2019.  On 03/XX/2019 Co-borrower called to schedule a payment and to inquire about insurance payment.
                    indication covered by  The Insurance company was contacted and verified that payment was not received. The agent provided the
                    insurance              information for the payment. The Borrower was also provided with know your options for assistance.  Borrower is deceased and Executor/XX/15/XX/21/XX/13/XX/09/XX/31/XX/31/XX/23/XX/02/XX/21/XX/31/XX/The property is
                    [1] Mortgagor Deceased located in a FEMA Disaster Area due to Hurricane XXX noted on 10/XX/2018. No damages were reported.
                    - Executor/Heir exists
                    to dispose of
                    property; identified
                    and documented
8638905356 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  The borrower verified their information and made a payment of $1,733.67 over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5272747627 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  01/XX/2018 customer gave authorization to have 3rd party make payments
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1390388498 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  The borrower called to verify that the payment was made.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area (Hurricane XXX) as noted on
                                           09/XX/2017. There is no evidence of damage to the property.
5068937625 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  The customer called as they were unaware of the payment change due to the escrow analysis. The customer requested a copy of the analysis. The customer stated they would pay on 5/XX/2018 on the website.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4685479356 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in to make a payment, stated April payment will be made in the next few days also.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A disaster was noted on 11/XX/17.  No damages were noted.
9876606285 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
4870347163 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  The borrower called to discuss status of previous dispute regarding FICO score and was advised of
                    and documented         resolution.  Borrower is deceased and Executor/XX/26/XX/14/2017 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX. No damages were reported.
                    [1] Written Dispute -
                    Servicer responded
                    within 60 days and no
                    further communication
                    from mortgagor
1410781596 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borr called and made their March payment and was provided with their billing information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8277057046 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and
                    property; identified   Executor/XX/22/2015.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
2412295341 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   10/XX/2018.  An authorized third party (power of attorney) called ion 10/XX/18 to make a $674.76 payment.  An
                    and documented         application for automatic payment withdrawals was sent to the borrower.  Borrower is deceased and
                                           Executor/XX/05/2013.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
2417938674 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower scheduled a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
8535070403 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  On 02/XX/2019 Borrower called in reference to a draft payment that was not  withdrawn. Borrower was advised there was a credit for that payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4602376815 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Auth 3rd party called to request paper statements.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
2855751395 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 02/XX/2019.  The third party called to make a payment.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower was confused why account was past due.  It appears the issue was resolved.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3473804954 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in and inquired on having a monthly payment moved and was advised the servicer was not able to move months. The borrower made a payment over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2912172945 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1]                    06/XX/2019.  Called borrower, confirmed all payments received on time since transfer.
                    Damaged/Occupied/FEMA  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    Zone - Active          REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    insurance claim and    FORECLOSURE: No evidence of current foreclosure activity.
                    funds held by servicer BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    with indication of     LITIGATION: There is no evidence of litigation on the file.
                    related contractor bid TITLE ISSUES: There is no evidence of title issues.
                    sufficient to cover    PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                    repairs                A claim was filed for hurricane damage that occurred on 10/XX/2018.  The borrower noted on 11/XX/2018 had already spent $9200 to be able to live it the property and stated returned the check to the insurance company and is not repairing any more.  Claim funds in the amount of $21923.83 were received on 12/XX/2018.  The claim was approved for self repair on 12/XX/2018.  The claim funds were released to the borrower on 01/XX/2019 and is pending a 90% inspection.  The damage repair amount is estimated at $21,923.83.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX noted on
                                           11/XX/2018.
7724363130 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  The borrower received their welcome call and verified their statement is correct.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9796884209 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2017.  Borrower said should be on pay plan with prior servicer. Borrower wanted to change payment date to the 30th from the 15th. Agent said not necessary as there is 15 day grace period.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property in FEMA disaster area 09/XX/2017; no evidence of damages.
8518479726 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to make payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6989355965 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2017.  On 05/XX/2017 the borrower  was called to go over the account; the borrower requested a return mail reprinted and mailed to the borrower. No further questions. The borrower had a wrong address in the system,
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7808915183 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to get appraised value for the property and account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The borrower was affected by a natural disaster, noted on 2/XX/2018.
2403212847 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   05/XX/2017.  Reason for default was unemployment. Other options besides modification was was explored. The
                    and documented         customer was informed since they did not accept the modification that the notice of intent mailing would be accelerated. The customer did not want to go over financials for a repayment plan. The customer was informed of the amount needed to bring the loan current by 5/XX/2017. The customer stated they were 99% sure they would make a payment by 5/XX/2017. The customer stated the other borrower was deceased and they would send in a death certificate. They were advised of the know your options website. The customer has new employment as of 6 weeks ago.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.
                                           The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7498288463 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower cancelled ACH and made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area due to Hurricane XXX noted on
                                           09/XX/2018. No damages were reported. On 08/XX/2016 a claim was initiated for fire damages caused on
                                           06/XX/2016. The notes on 03/XX/2017 stated the claim was closed due to all funds were disbursed and an inspection was received showing 100% of work was completed.
7689958170 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower inquired about refinance options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9066590859 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2016.  Authorized third party called to confirm that wire transfer was received in the amount of
                                           $8425.55.  The servicer advised the payment may take 24-48 hours to post.  The borrower asked about the on-line payment system.  The servicer advised that once this payment posts and the account is brought current the borrower should be able to access the website.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
8198178760 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to make payment and agent provided borrower with loan number per request
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2721576201 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Spoke with borrower, advised borrower of total amount due for $1198.76, advised of 15 days grace period. No further questions
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A claim was filed for water damage that occurred on 12/XX/2017.  The claim was closed on 01/XX/2019 with all funds disbursed and a 98% inspection.
7709437706 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2017.  The borrower called in to request the auto pay from drafting on the 15th because there's a delay in pay due to job switched payroll companies and they are backlogged. The borrower has good payment history.
                                           The borrower stated job changed payroll companies last month. The borrower stated everything should be in order in January. The representative submitted a request to postpone payment. The representative advised the borrower we need 24-48 hours in advance, but will still submit the request. The representative went over the financials and borrower has  a surplus of $375.60. The borrower stated checks are about $500.00 short. The representative advised the borrower we received last payment on 11/XX/17 in the amount of $1291.10. The borrower secured payment for 12/XX/17 in the amount of $1291.10 using historical banking information. The representative advised borrower once payment process, the borrower ach will resume in January. The representative advised the borrower since he paying outside of grace period, will get a late fee,.However the borrower avoiding negative credit reporting. The borrower stated get paid on the 15th and 30th. The borrower stated spouse gets paid part-time and call spouse in when need to. The representative provided confirmation number and advised the borrower will receive a confirmation email. The representative advised can go to website to change the draft date or cancel the ach completely if wanted to.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6065518457 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower advised they will make a payment once they received their income.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XX Wildfires noted on
                                           11/XX/2018.  No damage was reported.
7620905431 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  borrower called to make payment advised of total amount due. processed payment $1696.99.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9937037061 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower called in due to having issues with making an online payment.  The account was locked and the servicer assisted with unlocking the account.  The borrower make a payment while on the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5356275122 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4854452539 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Per commentary dated for 04/XX/2019. Welcome call completed and online payment process.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
7646188579 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  1/XX/19 Assisted Borrower with self service option. The agent assisted the borrower with registration and reviewed the total amount due on the loan and the consequences of not making timely payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5374327504 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 02/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower was contacted and they stated they sent payment through bank TDY.  The borrower declined ACH
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2690174269 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  The borrower called to advise final modification documents have be mailed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6420033732 3        [3] Title Issue -:     LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Legal Description      PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1]                    06/XX/2019.  6/XX/2019-  Borrower spoke with agent discussed account and transferred to loss draft dept.
                    Damaged/Occupied/FEMA  Borrower had questions in regard to inspection required due to loss draft claim due to hurricane 10/XX/2018
                    Zone - Active          date reported.
                    insurance claim and    EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    funds held by servicer REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    with indication of     FORECLOSURE: No evidence of current foreclosure activity.
                    related contractor bid BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    sufficient to cover    LITIGATION: There is no evidence of litigation on the file.
                    repairs                TITLE ISSUES: There is evidence of title issues with the property.  Comments dating back to 08/XX/2016 referenced a title issue due to the recorded mortgage is missing verbiage in the legal description.  The comments on 10/XX/2016 stated the issue was set to be resolved through the judgment stage in the foreclosure proceedings. The foreclosure was closed prior to judgment being entered due to the account was modified. There is no evidence of the issue being resolved.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           On 10/XX/2018 a claim process was initiated for damages caused by Hurricane XXX on 10/XX/2018. Two checks for
                                           $38,783.74 and $18,912.83 were received on 12/XX/2018. Funds in the amount of $12,325 were released on
                                           02/XX/2019, and a second draw for $14,782.50 was sent out on 02/XX/2019. An inspection was conducted on
                                           03/XX/2019 showing 50% of repairs were completed.  The borrower called in on 03/XX/2019 to check the status of the claim .  Remaining claim funds were set to be released and the claim was re-classified as enhanced endorse and release.  The damage repair amount is estimated at $57,696.57.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 10/XX/2018 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX.
7919652010 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to find out how to get online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9474933697 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  An authorized caller called to make a payment.   The caller was advised of outstanding legal
                                           fees.  The payment was scheduled.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7075400382 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  04/XX/2019 Welcome call, payment scheduled for 05/XX/2019, borrower needs 1098
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
4007385418 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  Third party son called in to confirm their June payment was received. The rep advised on the know
                    and documented         your options site and stated that they needed successor info in order to be authorized on account.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1732298386 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The borrower called the servicer in response to a call that they had received.  The call disconnected while on hole.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2004424548 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      08/XX/2018.  The borrower called in regards to the address to send the modification documents.
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is flood.  The borrower advised on 08/XX/2017 that the carpet is water damaged from the flood and that a hazard claim was not filed.
                                           No further details were provided and there is no evidence of an insurance claim or completed repairs.
                                           Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 08/XX/2017.
2631235300 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  Borrower called to make the payment using debit card.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9407136447 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called to see if final mod docs have been received confirmed loan has been modified.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6928942911 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The welcome call was completed with the borrower and the online payment information was provided.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3885444398 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Promise to pay demographics verified and KYOCC provided
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2705218976 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in to have their website password reset.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2417895540 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called advised has an attorney advised the borrower mod completed 02/XX/2016 and final mod docs are being processed. Advised the borrower to continue making trial payments until final mod docs have been received. 05/XX/2019 borrower called, stated reaffirmation on account, MCS inspection scheduled for 06/XX/2019, inspection completed 06/XX/2019 100% complete
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8379038584 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Spoke with borrower, customer states she cannot bring the loan current demand letter letter sent
                                           $2616.06 2/XX/19 once the letter expire
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1519352163 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Borrower stated a payment would be sent by 10/XX/18.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1706383009 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  4/XX/2019-  Borrower spoke with agent discussed account status and confirmed rate and amortization terms, borrower wanted options to lower rate.

                                           01/XX/19 The borrower called to make a payment. Borrower also asked about refinancing options. Borrower completed 3 payment in the amount of $1,167.06 each dated for 1/XX/19, 2/XX/19 and 3/XX/19
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2380573722 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower was contacted to secure payment. The borrower made a payment over the phone and inquired on automatic payments. The borrower was advised how to set up automatic payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Hurricane comments noted on 12/XX/2017, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.
8573683204 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 02/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Written Dispute -  04/XX/2019.  Agent advised borrower of payment options during bankruptcy and stated will not know how the
                    Servicer responded     account will be until bankruptcy is closed.
                    within 60 days and no  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2019.  The dispute type is Written and the further communication  reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60
                    from mortgagor         days and no further communication from mortgagor.  Borrower concerned about how bankruptcy payments were being applied, requested research and reapplication of payments. Servicer corrected the application of payments, reclassification of fees, escrow shortage, sustense amount corrected. Dispute resolved.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2013.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
4512833370 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The customer inquired on the escrow shortage. They were informed their taxes and insurance went
                                           up. They scheduled a payment for 4/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7093800493 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The servicer discussed the billing statement and grace period with the borrower.  The borrower made a promise to make a payment by 05/XX/2019 via mail.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 02/XX/2017 and there is evidence of reaffirmation.  No further details could be founds.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8464542444 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in to get address to send tax docs to
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2013.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 09/XX/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5884699583 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to make a payment over the phone. The last contact with the borrower was on
                                           04/XX/2019 to go over escrow increase.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8891497997 3        [3] Active Litigation  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Notes indicate       PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    litigation, no         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    indication resolved    04/XX/2019.  Borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    [3] Delinquent HOA     REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the
                    Fees                   reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                    [3] Legal action -     BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    ownership rights are   LITIGATION: There is evidence of litigation on the file.  The comments on 04/XX/2019 referenced the file was
                    endangered             sent to litigation due to a summons and complaint was received from the HOA regarding a mechanics lien. No further information was provided.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4123268484 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  The borrower called to confirm the final modification documents were received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 09/XX/2013 and there is no evidence of reaffirmation.  The commentary did not provide the case number.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7776985725 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   02/XX/2019.  The borrower inquired the total amount due to bring the loan current.  The representative
                    and documented         verified that two payments had been made in the month of January and the loan is current.  A payment was scheduled for $1,094.54 for 02/XX/2019.  Owner occupancy was verified.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1110839194 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2017.  Borrower scheduled payment for $764.11 for 12/XX/17
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5848293367 3        [3]                    LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      06/XX/2019.  Borrower scheduled a payment by phone.
                    indication covered by  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2017.  The dispute type is Verbal and the reason
                    insurance              is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower wanted to dispute the property inspection fees.  Agent advised to send written
                    [2] Loan is in         correspondence and gave the fax number.
                    Bankruptcy             REASON FOR DEFAULT: The reason for default is casualty loss.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                    [1] Verbal Dispute -   BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2017.  The chapter is
                    Servicer responded and Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is
                    appears issue is       active.  The bankruptcy was dismissed on 08/XX/2017.
                    closed                 LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower noted property damage on 10/XX/2017 due to Hurricane XXX.    Damage was noted to the roof,
                                           windows and fence.  The borrower noted is not filing a claim due to the repair cost being less than the deductible.  The details of the damage and status of repairs were not provided.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
6863147006 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in for the 1098 year end statement and was counseled on the know your options site.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9965944860 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  01/XX/2019.  Borrower stated they sent letter on 12/XX/08/XX/08/XX/2019.  A written dispute was received on
                    from mortgagor         01/XX/2019 where the borrower disputed fling the bankruptcy.  The response was sent on 02/XX/2019 confirming that there was no bankruptcy filed in 2015.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2357531084 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in to promise a payment for April on 04/XX/23/XX/25/2014 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
1198788909 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called to confirm service transfer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3108161743 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  06/XX/19: borrower called to request cancellation of mortgage insurance; call was transferred

                                           02/XX/19: Borrower called in regards to increased mortgage payment, agent advised increase is due to escrow and secured payment iao $63.92
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5079600588 2        [2]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Active          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    insurance claim but    10/XX/2018.  The borrower called to make a payment.
                    unclear who holds      EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    funds or covered by    REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    bid                    FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           A claim was filed for hail damage that occurred on 04/XX/2016.  Claim funds in the amount of $17610.59 were received and endorse and released on 05/XX/2016.  The claim was classified as enhanced endorse and release and an inspection is required for the claim to close.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area noted on 05/XX/2016.
4302388205 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4577511191 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  Comments indicate that the borrower has been discharged through bankruptcy; however, no further details were provided.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6231909372 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
5664440412 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  The borrower inquired if the escrow account has been added back to their account as they have received a letter indicating taxes are delinquent and penalties and interest will be billed to borrower. The servicer advised the taxed have been paid as of 04/XX/2018. The servicer advised an escrow analysis would be run and any overage over $50.00 would be mailed to the borrower. The borrower understood and had no further questions or concerns.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 11.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 10/XX/2014.  Noted 03/XX/2019 case pending discharge order.
                                           Cramdown noted 01/XX/2016
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
8732957968 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      11/XX/2018.  The borrower called in to discuss credit reporting during forbearance period.  The borrower was indication covered by  advised of the dispute process, but no indication that a dispute was filed.
                    insurance              EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60
                    [1] Written Dispute -  days and no further communication from mortgagor.  The borrower called in to dispute the negative reporting
                    Servicer responded     during the forbearance period and was advised to send in the dispute in writing.  The dispute was received on within 60 days and no  07/XX/2018.  A response was sent to the borrower on 08/XX/2017 stating the forbearance period was from further communication  11/XX/2018 and after that, normal servicing resumed.  The reporting correction request was denied due to being
                    from mortgagor         accurate.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower reported damage on 09/XX/2017 due to Hurricane XXX.  Damage was noted to the roof and glass shattered.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX as noted
                                           on 09/XX/2017.
4902096565 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5429510231 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Called the borrower welcome call completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1238193270 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower scheduled a payment for same day. They also discussed the modification and repayment plan options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9750135240 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   04/XX/2018.  Servicer contacted the borrower for payment and borrower advised that they had set up ACH for
                    and documented         April payment already.  Borrower is deceased and Executor/XX/26/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6913413968 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The customer confirmed their modification was in the process of  being effective 02/XX/19. The rep confirmed delinquency calls to continue until mod booked.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6894876582 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  06/XX/2019 borrower scheduled payment for 06/XX/2019 $1,094.75.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7098132110 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3748317496 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      03/XX/2019.  The borrower called in to schedule a payment.  Borrower is deceased and indication covered by  Executor/XX/27/XX/15/2017.
                    insurance

                    [1] Mortgagor Deceased
                    - Executor/Heir exists
                    to dispose of
                    property; identified
                    and documented
8552896386 2        [2] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Active insurance claim PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    but unclear who holds  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    funds or covered by    03/XX/2019.  Borrower called in to give authorization to speak with contractor for next six months.
                    bid                    EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  The borrower called on 03/XX/2019 to report a new claim for water damages caused on 03/XX/2019. The claim was classified at that time as enhanced endorse and release. On 03/XX/2019 the borrower gave verbal authorization for their contractor for the next six months. There was no mention of the claim check being received or any repairs starting.  The damage repair amount is estimated at $10,923.44.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5436719351 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called and stated the bank is having technical difficulties and unable to secure the payment arrangement.  Borrower set up a payment schedule for 2/XX/2019 for the 2/XX/2019 payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7272976646 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called to schedule a payment and to confirm of the loan transfer and loan number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4996896783 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A claim was filed for water damage, which was transferred to non-monitored status on
                                           2/XX/2018.
6647445326 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Borrower made payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
                                           ADDITIONAL INFORMATION: NA
8401140018 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2019.  The borrower authorized 3 parties on the loan.  Borrower is deceased and Executor/Heir exists to
                    and documented         dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8626566382 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The servicer spoke with the borrower and a welcome call was completed. The borrower requested a copy of the 1098 tax form which was sent to the borrower via fax.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7128898956 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5887273125 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  5/XX/2019-Notes indicate the borrower called to schedule a Promise to Pay payment for $974.83 effective 5/XX/2019. The agent advised of payment confirmation number.

                                           The borrower called for assistance. Also note the reason for default noted is illness of family member. The agent ran the financials and the borrower was approved for a trial period.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2348398968 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to get principal balance information
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5899989208 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called to say commission check was short and there would be insufficient funds.  The borrower set up their February payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1385359484 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6254836446 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The customer called in regarding their May auto payment status and was counseled on the know your options site.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5551789938 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The customer declined to set up future payments. They called about their 1098 and were informed they can get on the website then provided the information on the 1098.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9711870311 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to advised received mod trial docs and will forward them no later than
                                           03/XX/17.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
                                           ADDITIONAL INFORMATION: NA
9770094306 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  Lender advised once escrow analysis is done the payment will adjust.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6282010276 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  4/XX/2019-Notes indicate the borrower called to schedule a Promise to Pay payment for 807.27 effective 5/XX/2019. The agent advised of the payment confirmation number.

                                           Borrower called in to get payment information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1192721285 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  The borrower was contacted to secure payment. The borrower stated the payment was scheduled for
                                           8/XX/2018 via bill pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was in a disaster area on 9/XX/2017 due to Hurricane XXX. Damages were reported and repaired. The claim was closed on 2/XX/2018.
9688707055 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in regarding loan transfer and new loan number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
9555269962 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Called advised borrower of status of account. Borrower scheduled a speed-pay for $1383.12, effective 1/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2359690593 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1]                    04/XX/2019.  The borrower called in about check disbursement.
                    Damaged/Occupied/FEMA  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    Zone - Active          REASON FOR DEFAULT:
                    insurance claim and    FORECLOSURE: No evidence of current foreclosure activity.
                    funds held by servicer BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2015.  The chapter is
                    with indication of     Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is related contractor bid release from stay granted.  The proof of claim was filed 08/XX/2015.  The borrower is paying outside of the
                    sufficient to cover    bankruptcy. REM relief was granted in the plan noted on 03/XX/2016.
                    repairs                LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           On 04/XX/2018 a claim process was initiated for damages due to Hurricane XXX on 09/XX/2017. A check for
                                           $35,777.57 was received on 05/XX/2018. Approval was given to allow the borrower to complete the repairs them self. The funds were released to the borrower on 05/XX/2018. The notes indicated an inspection was needed showing 90% of repairs completed in order to close the claim. The borrower stated on 11/XX/2018 the roof repairs were not yet completed. A second claim check was received on 01/XX/2019 in the amount of $6,887.29.
                                           The funds were released to the borrower on 03/XX/2019. There was no evidence of the required inspection being completed to confirm the status of the repairs.  The damage repair amount is estimated at $42,664.86.
                                           Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA disaster area for Hurricane XXX per notes dated
                                           04/XX/2018. A claim was filed for damages caused on 09/XX/2017 by the hurricane.
8060490850 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called and made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9636782177 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
6209601991 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2019.  The borrower scheduled a payment for 03/XX/2019.  Borrower is deceased and Executor/XX/23/2015.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2266575463 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2465881000 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      05/XX/2019.  Last spoke to borrower when they called inbound for general account information. The borrower was indication covered by  called to inform of pending transfer to new servicer.
                    insurance              EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower reported roof damage on 11/XX/2017 due to Hurricane XXX.  The borrower stated some of the shingles came out and the fence was damaged.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 11/XX/2017.
7274228582 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      04/XX/2019.  Demographics verified
                    indication covered by  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2019.  The dispute type is Written and the
                    insurance              reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A credit dispute was submitted a payment history was
                    [1] Written Dispute -  provided.
                    Servicer responded     REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    within 60 days and no  FORECLOSURE: No evidence of current foreclosure activity.
                    further communication  BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    from mortgagor         LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           On 09/XX/2018 the borrower advised of outstanding damage from a previous hurricane. Plumbing needs to be repaired and damage was done to the home.  The contractors can't repair the plumbing due to the soil being went and the rain is prolonging the process.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
5841001493 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called inquiring on PMI removal.  Advised need 80% LTV and currently LTV is 178.54%, but could get new evaluation. Borrower not moving forward with request.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Hurricane comments noted on 9/XX/2017, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.
7796646006 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called and inquired about a refinance and made 2 payments. Welcome call completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX. On 11/XX/2017 the borrower called to report a claim in the amount of
                                           $11,688.43 for roof and water damages caused by the hurricane on 09/XX/2017. The comments on 09/XX/2018 indicated all funds were released and there was an inspection on file showing all repairs were completed. The claim was closed at that time.
5966461800 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called to make  2 payments on account to bring current, agent reviewed repayment options with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2014.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2014 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4456592716 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower stated the property is a rental and tenant is paying late.  The borrower provided financials, which totaled a $842.35 deficit; borrower stated is attempting to be approved for social security benefits.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
6538217042 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower stated the reason for default was due to excessive obligations and did not want to complete interview.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Non-monitored claim noted on 04/XX/2019.
7515597499 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called about a fee assessed and foreclosure notice advised of.  Advised the borrower of the letter received from seterus and that the letter was from Oct 17, 2016.  Borrower asked about lender placed expenses and was advised that this was due to a bankruptcy or foreclosure.  Advised the borrower to reach out to the research team by mail.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1551532327 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called to discuss escrow shortage.  Agent advised that shortage occurred with prior servicer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4796484660 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      03/XX/2019.  Borrower called in to make payment of $899.78  Borrower is deceased and indication covered by  Executor/XX/21/XX/21/2017.
                    insurance

                    [1] Mortgagor Deceased
                    - Executor/Heir exists
                    to dispose of
                    property; identified
                    and documented
6520257561 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in and was assisted with a password reset for the website. The borrower will be making payment via the website.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 09/XX/2014 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6923807339 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Comment dated 6/XX/2019 borrower called to schedule their payment and associate waived the fee due to active bankruptcy.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2015.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6961138857 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower received a New Customer Welcome Call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2013.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 08/XX/2013.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
6462595312 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  The borrower called for information on her ACH account.  Borrower is deceased and
                    and documented         Executor/XX/13/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The
                    [1] Written Dispute -  borrower mailed a credit dispute but did not provide sufficient information to research it.  The credit update
                    Servicer responded     request was denied due to insufficient information provided.
                    within 60 days and no  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    further communication  FORECLOSURE: No evidence of current foreclosure activity.
                    from mortgagor         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5793189806 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
2375156649 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to make payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXX Wildfires noted on
                                           11/XX/2018.  No damage was reported.
8839018367 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to request PMI removal.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3025650469 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The customer called in to confirm service transfer, made a payment of $300.00 for 07/XX/19 and was also counseled on the know your options site.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2014.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2015 and there is no evidence of reaffirmation.  The case number XX-XXXXXX
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8129867681 1        [1]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Active          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    insurance claim and    03/XX/2019.  Borrower requested 1098 form and scheduled a payment.
                    funds held by servicer EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    with indication of     REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    related contractor bid FORECLOSURE: No evidence of current foreclosure activity.
                    sufficient to cover    BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    repairs                LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           On 06/XX/2018 the borrower called to report an insurance claim for roof damages, water leaking in the walls, and air condition damages cause by Hurricane XXX on 09/XX/2017. The claim check for $23,000 was received and deposited as of 07/XX/2018. All funds were released to the borrower as of 10/XX/2018. The notes on 11/XX/2018 stated an inspection was needed showing 90% of repairs completed in order to close the claim. There was no evidence of the inspection being completed.  The damage repair amount is estimated at $23,000.00.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX.
5374925047 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in for the insurance payment information and was advised. A welcome call was completed and the borrower stated they would make payment via the website.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6020960315 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Commentary states borrower called in regarding making additional payments to principal. Borrower was also advised of the total amount due on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5852952209 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1021477367 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  On 03/XX/2018, the borrower scheduled a payment for 04/XX/2019 in the amount of $781.14
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8071418979 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  3/XX/19  Borrower called in wanted to pay her own condo HOI policy.  Advised Borrower  ins added to escrow due to modification terms.  Borrower also needed 1098 sent out, emailed it to her.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8786241202 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  THe borrower was contacted and stated they do not need disaster related forbearance and there is no damage to the property.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXX Wildfires and mudslides noted on 03/XX/2018.  No damage was reported.
9240875684 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Mortgagor Deceased 06/XX/2019.  Borrower called to request the reaffirmation agreement.  Borrower is deceased and
                    - Executor/Heir exists Executor/XX/26/XX/03/XX/27/2019
                    to dispose of          LITIGATION: There is no evidence of litigation on the file.
                    property; identified   TITLE ISSUES: There is no evidence of title issues.
                    and documented         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6392289716 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  On 06/XX/2019 the borrowe rwas called and made a promise to pay 1109.34 by 07/XX/2019.Borrower
                    and documented         called to confirm the payment made was received.  Agent confirmed the payment.  Borrower is deceased and
                                           Executor/XX/02/2012.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6192229977 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  The servicer reviewed the forbearance plan and payment made in March. Borrower advised RFD was due to casualty loss from Hurricane XXX. The servicer completed the forbearance interview with no further concerns.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 10/XX/2017. Noted 03/XX/2018 borrower stated they are no longer impacted by the disaster.
8903059277 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower called in to suspend the automatic payment for December and resume in January. The payment was scheduled to withdraw on 12/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2833671066 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called in a payment inquiry.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8493032894 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 03/XX/2019.  The borrower called and scheduled a payment of $2345.19.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The payment change notice issued from the servicer is being disputed. On 6/XX/2018 the results were the servicer did not filed the payment change notice correctly and the fees are to be credited back to the borrower.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2014.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 12/XX/2014.  The case number XX-XXXXXX
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3330695344 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  03/XX/2019.  The borrower called in to make a payment.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A written credit bureau dispute was received on 02/XX/2019 and the borrower stated was instructed not to make back payments during the modification process.  The borrower requested half of the late payments be removed from the reporting.  A response was sent to the borrower on 02/XX/2019 noting a prior correction on 02/XX/2019.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A claim was filed for water damage that occurred on 04/XX/2017.  The claim was closed on 11/XX/2017 with all funds released and a 100% inspection.
3427778271 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  On 08/XX/2018, the borrower called and authorized a payment for 08/XX/2018 in the amount of
                                           $1451.68.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7724797829 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  10/XX/2018.  The customer called in regarding a previous forbearance and was informed about the credit
                    from mortgagor         reporting process.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A written credit reporting dispute was placed on 10/XX/2018 and resolved on 11/XX/2018.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area (Hurricane XXX) as noted on
                                           09/XX/2017. A claim was filed for hurricane damage that occurred on 09/XX//XX/30/2018 due to the claim being non-monitored.
1554501849 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to check hazard claim status.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX noted on
                                           10/XX/2018.  A claim was filed hurricane damage that occurred on 10/XX/2018.  The claim was closed on
                                           05/XX/2019 with all funds released and a 95% inspection.
5790513575 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  04/XX/2019 Welcome call complete, payment made for $387.19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 05/XX/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3202523340 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower was concerned that there may be an insufficient funds fee due to the stopped automatic payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1547476096 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The servicer completed the welcome call and advised of the billing, payment options, website information and disclosures. The servicer also discussed the last payment made and loss mitigation options.
                                           The borrower scheduled a payment over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6813978465 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2019.  Third parties, potential Successor in interest, called in to get information on how they speak
                    and documented         about the account.  The borrower is deceased.  The third parties state they have already sent in documents to the previous servicer.  The servicer explained they have not received all the documentation yet from previous servicer.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.
                                           The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
7288710571 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The borrower promised a payment by the 28th of the month.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1332883152 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Payment was scheduled .
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7062267010 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2019.  Borrower called in to ensure his payment was drafted. The welcome call was also completed.
                    and documented         Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2656507611 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2017.  On 2/XX/2017, the borrower called to clarify payment information and processing dates. Also scheduled payments of $1024.68 for 5/XX/2017 and 6/XX/2017. The agent provided the confirmation numbers.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1246657287 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The borrower called in about the refund for a double payment for October 15, borrower's letter doesn't show account number, borrower declined refunds since payment covered November installment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4900357313 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  On 04/XX/2019 Borrower called to inquire the 1098 year end statement. It was provided to the
                                           Borrower. Borrower scheduled a payment for 04/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6451341586 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    requested within the   PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called for a payoff and was provided an estimate.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9718167993 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  05/XX/2019 Borr called to make sure payment was scheduled. this was confirmed.

                                           Borrower called to get loan information to set up online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
2411090356 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  The customer confirmed the total amount due along with modification terms and expectations.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9718495302 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower made a payment by phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area (Hurricane XXX) as noted on
                                           09/XX/2017. There is no evidence of damage to the property.
9080835737 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in regarding the account transfer and payment information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6292130415 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Borrower called about escrow question also borrower called to make a payment on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3025940857 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  Spoke with borrower, discussed payment history, checking on status of loan since last modification and borrower stated everything was fine
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1070814816 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2013.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 06/XX/2013 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4589069196 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called and inquire about payment  information and promised to pay $840.72 by
                                           04/XX/2019 via Web.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6638647508 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  A welcome call was completed and the borrower authorized a payment in the amount of $1096.04
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
9104090710 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  The borrower promised to mail in the executed modification documents.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6216332707 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The third party called in and was advised they needed an authorization to speak on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3511185384 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called regarding payment fee and if two payments can be process in the one transaction.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8068780458 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Borrower called to discuss payment status (account had just been modified). The agent advised the
                                           9/2018 is due for $719.09.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7120129329 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in to confirm that the escrow had been removed from the account and they were advised it was.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4973993016 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower scheduled a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is active.  The proof of claim was filed 12/XX/2016.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4261404298 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower was called; the borrower stated they had sent out the payment that same day.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9018213520 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  Borrower called in response to letter stating account is behind.  Agent explained payment was returned for insufficient funds, and borrower stated will contact bank.  Borrower called back and agent advised payment was returned due to unable to locate bank, not insufficient funds.  Borrower and agent determined error, and agent confirmed there is no hardship.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5565691652 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in to request a full transaction for the loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2013.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 11/XX/2013.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
5077822054 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  The customer confirmed their payment due date and was provided with the self service options site. The borrower also advised the home was vacant, however, plans to move into the property soon.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8295868513 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  03/XX/2019.  The borrower called and stated will make a payment of $851.35 via the website by 3/XX/2019.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2018.  The dispute type is Written and the reason is Escrow analysis dispute.  The dispute is resolved and the status indicates Servicer responded within
                                           60 days and no further communication from mortgagor.  Written correspondence was received form the borrower disputing the escrow analysis. A written response was sent on 12/XX/2018 with detailed previous escrow disbursements and change in the escrow payments. The shortage extension was provided effective 11/XX/2018.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: On 09/XX/2016 a claim was initiated for hail damages caused on 03/XX/2016. The claim was classified as non-monitored. The check for $5,848.42 was endorsed and released to the borrower on
                                           10/XX/2016. The claim was closed on 10/XX/2016.
9967421423 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  On 12/XX/2018, the borrower promised to schedule a payment for 12/XX/2018 in the amount of
                                           $994.28
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1271088737 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower called to see how to add someone to the loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2623104633 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The servicer called the borrower in attempt to collect a payment. The borrower was willing to secure payment arrangement for November but declined to secure future payments. A payment was processed in the amount of $552.67 for 11/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3363448109 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Authorized 3rd party called in to get the mortgage clause; process payment in the amount of
                                           $2569.20
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3798818351 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  The borrower called in for payment status.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
1799193548 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  Spoke to borrower verified occupancy is owner occupied borrower attempting modification borrower will have doc's signed and returned.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7633224239 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2012.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2013 and there is no evidence of reaffirmation.  The proof of claim was filed 04/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6469205091 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Authorized third party returned call and was advised about setting payments on the account.
                                           Caller stated they have auto payments set up for the 11th of the month and confirmed the grace period with servicer. The servicer processed the promise to pay of $595.28 for 01/XX/2019. Caller had no further questions or concerns.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX. No damages were reported.
9272646717 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  On 04/XX/2019, the borrower called to schedule a payment over the phone and requested a copy of the 1098 tax form.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6414029271 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  Authorized 3rd party contact, updated information, loan is current next payment due is 03/XX/2019
                    and documented         as of 02/XX/2019. Third party contact made on 06/XX/2019. The account was brought current.  Borrower is deceased and Executor/XX/16/2016.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
9059808426 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower was contacted to secure payment. The borrower stated they would be making a payment that day or the next via the website. The borrower stated the reason for default was due to an injury and missing work due to weather.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2009504515 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in for general account information
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and
                                           noted on 09/XX/2017.   No damage was reported.
8386308773 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  Borrower called in about the October payment and they need their password reset.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6141622594 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to make payment and schedule the payment for next month as well.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6497274152 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      03/XX/2019.  Spoke with borrower, borrower wants to set up auto pay. Agent completed welcome call and provided indication covered by  status of account.
                    insurance              EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is
                    [1] Verbal Dispute -   closed.  The borrower advised on 07/XX/2018 they were disputing so of the payments on the loan. The servicer
                    Servicer responded and advised to submit the dispute in writing to further address the issue. There was no evidence of the borrower
                    appears issue is       sending in a written dispute.
                    closed                 REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  On 12/XX/2016 the borrower advised the roof was damaged by the Hurricane. The borrower stated the insurance company paid
                                           $1,500 for repairs, and they had to come out of in the amount of $1,700. The borrower stated the repairs were completed. However, there was no evidence of a claim being filed or an inspection confirming the status of the repairs.  The damage repair amount is estimated at $3,200.00.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 12/XX/2016 indicated the property was located in a FEMA
                                           Disaster Area.
8408726524 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2016.  The authorized third party spouse called in stating has a payment set up for today that needs to be canceled stating set it up yesterday. The borrower then found out that a check had already been sent and cleared bank as of yesterday 12/XX/2016. The agent deleted payment out of system for today.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6587885317 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      04/XX/2019.  During the welcome call, the borrower made a payment.
                    indication covered by  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2016.  The dispute type is Verbal and the reason
                    insurance              is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  A verbal payment dispute was placed and resolved on 05/XX/2016.
                    [1] Verbal Dispute -   REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    Servicer responded and FORECLOSURE: No evidence of current foreclosure activity.
                    appears issue is       BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    closed                 LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  On 10/XX/2017 the borrower stated the roof was damaged, there was standing water in the home, and fence damage due to
                                           Hurricane XXX. The borrower advised a claim was not filed due to cost of repairs were less than the deductible, and the property was livable. The borrower also stated they spent $300 for a leak repair, and would need to spend $500 for the fence damage. There was no evidence of an inspection being completed to confirm the status of the repairs.  The damage repair amount is estimated at $800.00.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area (Hurricane XXX) as noted on
                                           09/XX/2017.
1878290903 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower sent message wants to know if account is out of default and if more is owed before
                                           5/XX/2019 payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6386770236 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  borrower discussed forbearance options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3600398001 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   01/XX/2017.  Authorized third party called in to make a payment of $1,403.33 and confirmed the grace period
                    and documented         and banking info stored on account.  Borrower is deceased and Executor/Heir exists to dispose of property;
                                           identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6739850863 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower stated that sent the payment.  However, it was returned and must be wire or be sent
                                           via certified funds.   The customer promised to wire transfer $1,997.69.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6182052204 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  The borrower was contacted regarding the due date consequences and expectations. The borrower informed that he is an independent contractor and is waiting on the next check before he makes the payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9755273360 2        [2] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Active insurance claim PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    but unclear who holds  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    funds or covered by    05/XX/2019.  The borrower called on 05/XX/2019 regarding the status of the insurance claim check.
                    bid                    EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  A claim was filed for roof damages caused on 09/XX/2017. The notes on 04/XX/2019 stated the claim was classified as non-monitored. A check for $12,522.87 was received and deposited into restricted escrow. However, the comments referenced an issue with the check and it could not be deposited. The borrower advised on 05/XX/2019 the check was being reissued from the insurance company and they would send it in along with the claim documentation.
                                           The damage repair amount is estimated at $12,522.87.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8514296736 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called and provided proof of insurance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: FEMA Declared disaster - Hurricane XXX 9/XX/17.
6063663000 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  The servicer made contact by calling the borrower to advise of the $1,423.39 that is due. The servicer also advised of grace period, due date, consequences, expectations and next steps.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1019486115 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The welcome call was completed and the borrower was informed of the online payment instructions.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1511889878 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  The borrower called in to find out why the borrower's credit report took a hit.  The servicer advised the disaster code has expired.  The servicer advised of the modification offer is still on the account.  The funds to cure the account are in suspense.  The borrower chose to opt out of the modification.
                                           Funds in suspense will cure the loan.  The borrower made the September payment by mail.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in an area impacted by a FEMA disaster (Hurricane XXX
                                           09/2017); no damage reported.
8615130887 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2017.  The borrower called to discuss loan modification.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8529502708 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called for general transfer information and scheduled a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8391523627 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called to see if the servicer received the tax abatement from the tax office.  Agent advised no record of receipt as of yet.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8473508795 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  Borrower called in regarding a insurance claims check. Claim was closed 10/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8509829132 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called regarding last 2 payments posted.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2014.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is active.  The proof of claim was filed 08/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3481865582 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower called in and scheduled 3 payments in amount of $958.61 to be drafted 01/XX/2019 and
                                           $986.58 to be drafted 02/XX/2019 and 03/XX/2019 and was provided with the payment confirmation numbers.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5309066135 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 10/XX/2018.  The borrower returned the servicer's call. The agent apologized for the extra call.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputing payment that posted 08/XX/2017 which was suppose to post 08/XX/2017.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and
                                           noted on 09/XX/2017.   No damage was reported.
5464043640 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Borrower called to see when mod package will arrive.  Servicer advised package was sent oNAbout
                                           08/XX/20; processed a payment just to keep mortgage current
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9406171598 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  On 2/XX/2018 the borrower called in inquiring about the status of the final modification. The servicer stated the final modification has been generated and will go out no later than the end of the week.
                                           Since then there were no further comments documented confirming if modification  was completed, however the loan is current and performing.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8912135047 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2015.  The chapter is
                                           Chapter 11.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is active.  The proof of claim was filed 10/XX/2015.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4045719525 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in with questions about billing statements and that all notifications go directly to attorney due to bankruptcy
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9654438784 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  The borrower was contacted regarding the total amount due. The borrower advised she would be making the payment online today for $1,089.05.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
7234450488 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called in to process Feb payment in amount of $1425.00
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7857454544 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower wanted to confirm auto-pay status and was advised it was not set up. Borrower scheduled a payment for 05/07.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5016029946 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  On 8/XX/2017, the borrower called in to state that they completed the trial and had the final modification documents.  The servicer advised that the documents needed to be notarized.  The borrower stated
                                           they they would over night them.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Hurricane comments noted on 9/XX/2017, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.
5754228420 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 05/XX/2018.  The customer called in and discussed their modification  and account status. The customer advised docs would be fedexed asap.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2016.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputed the fees on the account.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2467821243 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Spoke with the third party for a payment. The third party declined to schedule with the agent and stated will pay on the website the following week.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9755444060 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   08/XX/2017.  Unauthorized party called about the account. Stated the remaining borrower is in a nursing home
                    and documented         and cannot handle the account. Wanted to confirm a payment posted.  Borrower is deceased and
                                           Executor/XX/01/2013.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
4281839954 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower was contacted and made a payment to bring the account current.  They stated they did not need the loan modification.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
9839068177 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower contact, inquiry on making payments, gave all of the information needed, Welcome call to borrower scheduled a payment for 03/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1751709113 1        [1] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Active insurance claim PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    and funds held by      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    servicer with          01/XX/2018.  The borrower was contacted for payment and stated is a carpenter and has reduced income during indication of related  the winter months. The borrower scheduled a payment for 01/XX/2018.
                    contractor bid         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    sufficient to cover    REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    repairs                FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  A claim was filed for wind/XX/24/XX/05/XX/18/XX/26/2017 and endorse and released to the borrower.  The claim is classified as enhanced endorse and release and pending final inspection.  The damage repair amount is estimated at
                                           $26,906.24.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6125435135 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The agent made a welcome call to the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8240538418 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8927683512 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called on 02/XX/2019 to ask why the February, 2019 payment had been returned, and agent confirmed that it had been returned and advised her how to dispute it if she wanted to.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1264077241 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Verbal Dispute -   05/XX/2019.  On 05/XX/2019, the borrower called and promised to make payment
                    Servicer responded and EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2017.  The dispute type is Verbal and the reason
                    appears issue is       is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is
                    closed                 closed.  A verbal fee dispute was placed on 01/XX/2017 and resolved on 01/XX/2017.
                                           REASON FOR DEFAULT: The reason for default is curtailment of income.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is active.
                                           The proof of claim was filed 02/XX/2018.  The bankruptcy plan was filed on 10/XX/2017.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2156573560 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called in to inquire about a letter stating her modification had not been completed and was advised the letter was sent in error. Account modification in August 2018 was executed as of August 2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4257835179 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  01/XX/2019 SPEEDPAY REQUEST. Borrower called wirth fee payment dispute. Associate informed the
                                           $40.30 was not applied towards escrow instead it paid corporate fees and submitted request to apply towards escrow. Comment dated 05/XX/2019 borrower scheduled payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9133019566 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1260067621 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in regarding in formation on the servicing transfer and how to make payments.
                                           The borrower was advised and a welcome call was completed. The borrower scheduled payment in the amount of
                                           $1549.96 for 03/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
4057660984 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower was contacted in regards to the final Modification documents. Borrower stated documents sent yesterday.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2598554745 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower states that he sent in 3 payments via bill pay and the checks were sent back to him. He states that he will send in the checks due to being in Mr.XXX's name. He was advised that the last payment he made over the phone was denied due to account frozen. Reinstatement was set up.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was impacted by a hurricane as noted on 09/XX/2017. No evidence of damage noted.
4215964437 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  02/XX/2019 borrower called in to schedule the payment for the month of January
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9155706835 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Payment scheduled over the phone
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5291201257 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The customer called in to confirm transfer information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017; damages repaired and claim was closed
                                           01/XX/2019. Final funds have been released.
5291855343 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower was contacted and advised they sent the final modification documents back yesterday and had no other questions.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
3482334688 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in to get copy 2018's 1098.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: Commentary dated 09/XX/2017 reflects that the property was located in a FEMA natural disaster area due to Hurricane XXX.  No property damage was cited.
4712653237 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  On 04/XX/2019 Borrower called to inquire status on account. Borrower was advised account is current and set up for automatic pay. Borrower was provided with know your options for available assistance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4536289036 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  On 02/XX/2019, the borrower called to scheduled a payment over the phone
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3017744250 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to get information on PMI removal. The borrower was educated on the criteria in order to qualify for removal and had no additional questions.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is poor.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
8498482721 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   05/XX/2019.  The borrower scheduled a payment over the phone.  Borrower is deceased and
                    and documented         Executor/XX/19/XX/14/2018. No damages were reported.
9116331927 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2015.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2015 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9901723412 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  On 08/XX/2018 Borrower called to advise will make a payment online on 08/XX/2018. Welcome call was completed with borrower on 04/XX/2019 with borrower scheduling payment for 04/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6321443245 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in pertaining to insufficient funds fees being waived.  The borrower also requested to be reimbursed for his overdraft fees. The borrower was advised that the information would be submitted to a manager for follow up
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2213244139 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 04/XX/2019.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2018.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Credit bureau dispute resolved/XX/12/XX/19/19, however there are no details surround the details of the loss or claim.
2288865285 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  Borrower called to confirm servicer received final modification documents.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7145948759 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  The borrower called to verify the online payment for $1,176.33 was received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5482412254 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  Discussed final modification documents.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2332711738 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  The customer called in to make payment arrangements on 03/XX/2019 and scheduled payment for
                                           03/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4206743718 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  02/XX/2019 -- borrower called for year end information. Associate made contact with third parrty
                    and documented         who holds POA as it was requesting a call to update mailing address.   TP stated the address is correct and
                                           informed borrower is deceased. Associate advised TP to send the death certificate.  Borrower is deceased and
                                           Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8574637996 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Customer called and made a promise to pay of $553.50 on 6/XX/119, 7/XX/19 and 8/XX/19.  Advised
                                           customer to have ins carrier call us to update policy.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5488791828 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Welcome call completed. Confirmed loan terms. The last contact with the borrower was on
                                           06/XX/2019. The borrower inquired about ACH.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5859173789 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Spoke with borrower and borrower already had ACH set up that does begin this month.  Loan recently modified.  Borrower stated was offered post modification counseling from Fannie Mae.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1484742636 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      06/XX/2019.  The borrower called to make a payment and to accept paperless billing.
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower called on 09/XX/2017 stated the home was damaged by Hurricane XXX. On 09/XX/2017 the borrower called back to inform the screen in patio was damaged along with the roof to the property. There was no evidence of a claim filed or any repairs being completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX.
3986003333 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 02/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      04/XX/2019.  The borrower authorized a third party and scheduled a payment.
                    indication covered by  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2018.  The dispute type is Written and the
                    insurance              reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower was disputing the status of the account due to
                    [1] Written Dispute -  being on a disaster forbearance plan.  The account was updated to current.
                    Servicer responded     REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    within 60 days and no  FORECLOSURE: No evidence of current foreclosure activity.
                    further communication  BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    from mortgagor         LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower reported roof and water damage on 10/XX/2017 due to Hurricane XXX. The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 10/XX/2017.
8208623156 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called into servicer and completed the Welcome call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8358671305 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  03/XX/2019.  The borrower scheduled a payment.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit dispute was cited as being resolved noting a chapter
                                           7 case that was filed 06/XX/2003, discharged without reaffirmation.  The bankruptcy  was filed prior to the loan date.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2014.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2014 and there is no evidence of reaffirmation.  Prior bankruptcy filed on 06/XX/2003 was discharged on 10/XX/2003 without reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8530212492 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6570670717 1        [1] Damaged Interior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Active insurance claim PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    and funds held by      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    servicer with          09/XX/2018.  The authorized third party called in stating was attempting to send in copies of the claim checks indication of related  via fax but was having issues. An email was provided to send them in.  The insurance company provided
                    contractor bid         confirmation of the check in the amount of $5434.11 and another check that was issued to the borrower in the
                    sufficient to cover    amount $3255.28 for water mitigation that did not list the servicer as a payee.  Borrower is deceased and
                    repairs                Executor/XX/13/XX/11/XX/21/XX/21/XX/05/2019 notes pending the claim documents and inspection.  The damage repair amount is estimated at $8,689.39.  Property repair is in process.  The property condition is UTD.  The
                    [1] Mortgagor Deceased current occupancy status is occupied-UTD.
                    - Executor/Heir exists ADDITIONAL INFORMATION: NA
                    to dispose of
                    property; identified
                    and documented
8572361959 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  Borrower was contacted regarding the payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8561242981 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Borrower called in is locked out of online account and was advised how to change password.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2799652159 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to advise the servicer that they are changing insurance companies. Servicer provided the borrower the fax number to send over proof of insurance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4054903850 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
8625110744 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  11/XX/2018.  Borrower promised to make payment via bill pay by 11/XX/18. Borrower stated negative credit
                    from mortgagor         reporting while on forbearance and was advised of special forbearance and terms and payment posting dates.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower submitted a written dispute regarding the credit reporting.  A response was sent to the borrower on 12/XX/2018 declining the request to change the late payments.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and
                                           noted on 09/XX/2017.   No damage was reported.
2049854805 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The customer called to make a payment.  The agent advised at this time we are not able to assist with the payment and it would take about a week to complete loading the loan into the system. The customer asked for the new account number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a disaster area due to Hurricane XXX on 9/XX/2017. Damages reported with repairs completed and the claim was closed on 10/XX/2018.
2275563775 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in and inquired if they would be charged late fees. The borrower was advised late fees were waived during the servicing transfer. A welcome call was completed and the borrower contact information was updated.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1915921465 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 09/XX/2018.  The authorized third party requested the total amount due to cure the loan and reset their online password.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2017.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  A verbal fee dispute was placed and resolved on 08/XX/2017.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9799282800 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  On 03/XX/2019 Borrower called with Authorized third party for account information. Borrower scheduled a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4213934241 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in requesting total amount due. and schedule a payment  in the amount of
                                           $958.48.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2491374809 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower contacted the servicer to schedule a payment in the amount of $833.18.  The borrower verified account information to the new servicer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4957157445 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           Notes did not reflect case number XX-XXXXXX
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
3928508615 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      06/XX/2019.  Demographics verified. Conversation pertaining to loss draft check for insurance.  Borrower is indication covered by  deceased and Executor/XX/18/XX/25/XX/18/2017.
                    insurance

                    [1] Mortgagor Deceased
                    - Executor/Heir exists
                    to dispose of
                    property; identified
                    and documented
3387498544 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower scheduled a payment over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2014.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2014 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8777832911 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2019.  Borrower called with concerns about someone taking pictures of the home.  Agent advised that it
                    and documented         was from property preservation and explained that according to the mortgage note we are authorized to do this.
                                           03152019 borrower called regarding auto pay status and loan transfer information.  Borrower is deceased and
                                           Executor/XX/12/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3403709642 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3033128085 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called to make a payment. paid $200 towards fees due on the account and scheduled payment for $737.78 on 02/XX/2019. Borrower called on 05/XX/2019 to find out show to pay the NSF fee. Comment dated 04/XX/2019 borrower called for a payoff and scheduled their payment for 04/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3076075966 3        [3] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damage remains         PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    unresolved and no      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was indication covered by  06/XX/2019.  Authorized third party, power of attorney, called on 06/XX/2019 to schedule a payment for
                    insurance sufficient   06/XX/2019.
                    to cover repair        EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  An authorized third party called on 07/XX/2018 stating the home needed a new roof. The comments on 07/XX/2018 stated the claim was process was initiated for wind damages caused on 06/XX/2018. The authorized third party advised at that time they have not yet contacted the insurance company to file the claim. The servicer informed the third party to call back once the claim was filed and they had more information. The was no evidence of any claim documentation being received or any repairs being completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7926779322 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   02/XX/2019.  Borrower called in regarding a letter received regarding a dispute.  Borrower was advised it was
                    and documented         a letter to advise that she requested communication in writing.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8083184946 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to get payment information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4920170794 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  Borrower promise to pay $754.76 drafting on 05/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6055110004 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called to make a payment on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9303602960 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower wanted to know if autopay and escrow transferred over. The borrower made a promise to pay for 04/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1272996079 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  On 8/XX/18, borrower called in about her check mailed on 7/XX/18 for August installment that was received by seterus.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4350641284 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower was advised that the last payment was received on 01/XX/2019 and applied to the February payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2019.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was impacted by hurricane as noted on 09/XX/2017. No damage was reflected.
2891243488 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Spoke to borrower about payment, borrower stated waiting for funds to come in.  Borrower stated
                                           loan fell behind due to medical bills, but have paid them off.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7099407519 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   05/XX/2019.  The borrower called about his insurance and made a payment.  Borrower is deceased and
                    and documented         Executor/XX/10/XX/24/XX/05/XX/08/XX/09/2016.
5741329331 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower promised to make a payment in the amount of $766.15 by 07/XX/201 via Bill Pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8021463441 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The customer called to make a payment and the servicer advised the customer of general account information. The last contact with the borrower was on 04/XX/2019 for general account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3268223726 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      10/XX/2018.  The customer called in to confirm the total due and paid $95.47 before the call was dropped.
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower advised on 10/XX/2017 there was damaged to the siding on the house as well as their fence was down due to Hurricane XXX. There was no sign of a claim being filed or any repairs being completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX. The borrower advised on 10/XX/2017 that the home was damaged by the storm.
                                           Prior comments on 12/XX/2016 referenced the property was previously located in a FEMA zone for a Hurricane. On
                                           12/XX/2016 a claim was filed for damages caused by a hurricane on 10/XX/2016. The claim was classified as non-monitored. A check for $2,124.97 was received on 01/XX/2017. The funds were released and the claim was closed on 01/XX/2017. A new claim was filed as of 03/XX/2017 for damages caused on 02/XX/2017. On 09/XX/2017 the claim was closed as the repairs were completed and all funds were disbursed.
1381731689 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2016.  The borrower called in regards to their modification documents; was advised new documents are needed for the modification.  The borrower stated will call as soon as they mail back the new documents.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9995872906 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9181285553 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to schedule a payments in the amount of $1174.89.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9545592377 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
5386610314 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The welcome call was completed with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8195437690 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in  to scheduled a payment in the amount of $415.39 for 6/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2017.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 07/XX/2017.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9956676445 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  Borrower was contacted for payment. Borrower informed the payment had already been set up online and requested to remove the work number. The servicer removed the work number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9743158518 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2013.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2013 and there is no evidence of reaffirmation.  basic information provided in the comments.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8502350143 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  03/XX/19-The borrower called the new servicer to get account information; servicer verified borrower information.

                                           06/XX/19-The borrower called to discuss the escrow change and payment increase. Advised of tax amount & prior shortage
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8822241025 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The borrower was contacted to secure payment. The borrower stated they would make the payment online that week. The borrower stated temporary hardship due to excessive obligations.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8217585163 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Borrower requested explanation of fees.  Borrower stated will pay the fee.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is release from stay granted.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
6028976570 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to make a payment for $1,368.93.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is performing under plan.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
5307072911 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  The borrower called and was provided the total amount due. The borrower made a payment of
                                           $1885.30 with the agent and was provided the confirmation number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXX Wildfires and mudslides noted on 03/XX/2018.  No damage was reported.
3511894096 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower scheduled a payment for $1,432.51 on 06/XX/2019
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2015.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is performing under plan.
                                           The proof of claim was filed 08/XX/2015.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5673557297 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Borrower stated is waiting on rental check from property management to make August payment. Loan was reinstated 07/XX/2018 and foreclosure was closed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
3610258088 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in to discuss obtaining a beneficiary form. The servicer advised the borrower a Power of Attorney is needed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4682645075 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called about general information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A claim was filed for wind damage that occurred on 10/XX/2016.  The claim funds in the amount of $7083.60 were endorse and released to the borrower on 02/XX/2017 and the claim was closed on
                                           02/XX/2017 due to the claim being under $10000.
1670856207 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to inquire about escrow shortage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7091024040 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to get a do not solicit form filled out.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A claim was filed for damage that occurred on 10/XX/2015.  The claim was closed on
                                           10/XX/2016 with all funds released and a 100% inspection.
5568488498 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      05/XX/2019.  Borrower was upset that a $19.00 fee was charged to make payment by phone and said was not indication covered by  advised of fee prior to making the payment.
                    insurance              EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower reported roof damage on 09/XX/2017 due to hurricane XXX.  The borrower noted damage due to the disaster on 04/XX/2018.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
                                           A prior claim was filed.  The claim was closed on 10/XX/2016 with all funds released and a 100% inspection.
9606526068 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  On 06/XX/2019 Borrower called to make a payment. Borrower was advised of available payment options. Refinancing was also discussed with the Borrower and Borrower decline.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7820232953 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    requested within the   PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  Borrower discussed the new terms of the loan due to modification completion and next steps. he requested that his final documents be sent to his secure mailbox.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3272270438 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The customer called in regards to new insurance wanted to know if payment was going down, advised that need to run an analysis. Borrower wanted to schedule an escrow payment first scheduled payment for
                                           06/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6040681939 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  On 04/XX/2019, the borrower called to update contact information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was impacted by hurricane XXX as noted on 09/XX/2017. No damage was reflected.
6986603410 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  Spoke with borrower who stated that they have a pending payment.  Verified with borrower that a payment is pending.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6415081086 2        [2] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Active insurance claim PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                    but unclear who holds  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    funds or covered by    02/XX/2019.  2/XX/2019-  Borrower spoke with agent discussed account status and online access.  The agent
                    bid                    advised and took a payment from borrower amount $755.74 advised next due 3/XX/08/XX/08/XX/30/XX/29/2018. The notes indicated the claim check and adjuster's report are still needed in order to progress the claim. There
                    [1] Written Dispute -  was no mention of any repairs being completed.  Property repair is in process.  The property condition is UTD.
                    Servicer responded     The current occupancy status is owner occupied.
                    within 60 days and no  ADDITIONAL INFORMATION: NA
                    further communication
                    from mortgagor
2286116760 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8211188044 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   05/XX/2019.  Welcome call to borrower completed and scheduled 2 payments in the amount of $1035.55 for
                    and documented         05/XX/2019 and 6/XX/2019.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6588506710 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Spoke with borrower called in and stated that they will not be making the payment until the 17th day of the month. Informed of total amount due. Borrower stated had some medical expense to come up that will cost them $400.00. Stated that they will be back on track for the month of December with paying at then first of the month. Informed that they will get collection calls ad letters until funds are received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9143934270 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  On 10/XX/2017, the borrower called to inquire about late fees.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5135325604 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called and made 2 payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7037064148 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower promised to make payment via bill pay by 07/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was in FEMA disaster area 11/XX/2017; no evidence of damages
7508734397 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 06/XX/2019.  The customer called in for general account information.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2018.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Also borrower disputing fees, not his fault.  Offered to help but borrower stated nothing we could
                                           do.  Borrower also had payment dispute on 05/XX/2017 this is resolved.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9207345336 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4478851075 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2017.  Borrower was contacted to inquire about final modification documents and stated she was getting them notarized and sent back right away. There was no further contact  with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
4074570675 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The servicer called and spoke with the borrower and advised account is due for February and
                                           March. The borrower stated waiting on some funds to make payments. The borrower stated default is due to lost tenant in September and now has a new tenant.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: Comment dated 10/XX/2017 reflects that the property is located in a FEMA disaster area due to Hurricane XXX. The borrower confirmed that the home was not damaged.
9451291087 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2017.  The borrower called in about questions on payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
6782919022 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  05/XX/2019.  5/XX/2019-Notes indicate the borrower called regarding certain funds that were provided from
                    from mortgagor         previous insurance company. The borrower inquired on how to deposit the funds and have them applied towards the escrow account. The escrow department advised the agent to have the borrower directly deposit the funds into the escrow account.

                                           Agent advised loan is current and credit report shows old mortgage.  Borrower had done a modification.
                                           Borrower will send in written request by fax.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2018.  The dispute type is Written and the reason is Current balance and total amount due..  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  5/XX/2019-Notes indicate the borrower called regarding certain funds that were provided from previous insurance company. The borrower inquired on how to deposit the funds and have them applied towards the escrow account. The escrow department advised the agent to have the borrower directly deposit the funds into the escrow account.

                                           On 3/XX/2018, agent review total amount due and escrow items.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8212546455 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  06/XX/2019 XXX called to check status of loan.  advised loan was current and due for 08/XX/2019.

                                           The borrower called in and inquired if a payment was already scheduled for 11/XX/2018 payment. The borrower was advised a payment was not set up. The borrower stated they will cal back to schedule the payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comment dated 09/XX/2017 reflects that the property is loacated in a disaster area due to Hurricane XXX. No damages reported.
5924256797 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  The borrower called and stated that they had received the final modification documents  and would send them back tomorrow. The borrower scheduled the first three months of payments and had an email confirmation sent to them.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comment dated 09/XX/2017 reflects that the property is in a disaster area due to
                                           Hurricane XXX. No damages reported.
7585850910 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  3rd party called to make a payment on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4423739027 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower inquired about the billing statement and promised to make a payment online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9363826405 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in to inquiry how payments were being applied
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2013.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 05/XX/2015.  Received borrower authorization from attorney to speak with borrower on
                                           03/XX/2019.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4796318412 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called and was advised of account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6091438540 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in to confirm $42000 that went to principal was applied to payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6607222487 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5268679764 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   09/XX/2017.  A third party called called to see if a payment was processed. Also stated the primary borrower
                    and documented         is deceased.  Borrower is deceased and Executor/XX/29/2015.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
8048663565 1        [1] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Active insurance claim PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    and funds held by      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    servicer with          05/XX/2019.  5/XX/2019-  Borrower spoke with agent discussed account status and claim reported stated the indication of related  check needs endorsement.
                    contractor bid
                    sufficient to cover    8/XX/2016- The borrower called and stated that they had the final modification documents and would be sending
                    repairs                them in on 8/XX/16.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower called on 05/XX/2019 to report a claim for Hail damages caused on 03/XX/2019. The claim was classified as enhanced endorse and release. A check for $19,805.38 was received then released to the borrower on 05/XX/2019. There was no mention of any completed repairs.  The damage repair amount is estimated at
                                           $19,805.38.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1872560032 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Unauthorized 3rd party Kenneth Brown called in to get late fee information rep advised need borrower authorization.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
5706423883 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2016.  The borrower was called regarding open installments for November and December and to set up payment to bring current, the borrower stated would be about to bring account current around the 9th and agreed to set up payment for November, declined December's.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5622897617 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in wanting to obtain payment information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is not available in the information provided.  The borrower was previously  in a bankruptcy in around 2013.
                                           Unable to determine what type of bankruptcy  it was or anything other information due to not clearly documented in commentary notes.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4044497898 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower scheduled a payment by phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6633671686 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  05/XX/2019 called borr, advised of total amount due..

                                           On 2/XX/19, borrower called in to advise the property is owner occupied and maintained. Last skip trace
                                           02/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4121028837 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   02/XX/2019.  On 2/XX/19, borrower's son called in and stated he wanted interest paid. Advised $11926.35
                    and documented         submitted Reg to have 1098 mailed.  Borrower is deceased and Executor/Heir exists to dispose of property;
                                           identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5461413473 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called to discuss late fees.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8067101903 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   05/XX/2017.  Borrower stated their daughter has POA and has the documents to have them notarized and associate
                    and documented         advised of the due date and payment amount. Associate advised borrower on 05/XX/2017 of the permanent modification with a due date of 06/XX/2017. Borrower stated on 01/XX/2017 daughter lives in the property and had lost their but has begun working again.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a disaster area due to Hurricane XXX. No damages reported.
                                           A death certificate was received and imaged and appears there is possibly a deceased borrower.
5745439797 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower called on 01/XX/2019 to ask for assistance because he is a federal employee who is affected by the government shut-down.  Borrower confirmed owner occupancy and discussed repayment plans and modification as possible solutions.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3955438318 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  Spoke to borrower went over amount to bring account current, promise to pay
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5710161652 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Talked to customer about removing PMI.  Borrower requested an early termination form.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8665805114 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Welcome call completed with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9897360414 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in to make a payment on the account, scheduled for 5/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8111833624 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2017.  12/XX/2017 - Talked to borrower - they have received their modification agreement
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7892643640 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  04/XX/2019.  The servicer discussed insurance related issues with the borrower.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A credit dispute was received on 06/XX/2019 and noted as resolved.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
1946975630 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower stated that she continues to get calls from the servicer and wanted to know why. The agent advised that the automated system generates the calls.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3631763111 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2178675772 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in and made a payment on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9534185116 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower stated does not want to do a loan modification and wants to continue with the contractual amount.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is agreed ordered.  The bankruptcy was discharged on 07/XX/2018 and there is no evidence of reaffirmation.  Note dated 03/XX/2019 sates "New Bankruptcy Filing".  No detail was provided.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6006044197 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called to make a payment on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6756061916 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in and stated he does not owe late fees on transaction 14 date 3/XX/2019 amount $235.74 please review and remove advised allow 7 days to research borrower than made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2013.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 02/XX/2014.  A motion for relief was filed 12/XX/2018.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9023590372 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  Power of Attorney called in to change the mailing address. She was offered ACH and says that she will think about it.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9801760407 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower scheduled a payment for 04/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and
                                           noted on 09/XX/2017.   No disaster damage was reported.
                                           A prior claim was filed for damage.  Claim funds in the amount of $7223.70 were endorse and released on
                                           07/XX/2016 and the claim was closed on 07/XX/2016 due to the claim being less than $10000.
9643498439 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to get assistance with online access.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments on 06/XX/2018 indicated a non-monitored claim was filed for wind/XX/16/XX/14/2018. The claim was closed at that time.
7583517049 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower called to see if payment was posted and made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is in a FEMA disaster area as noted on 10/XX/2017.
3324709693 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called regarding her payment the servicer advised the payment had not posted yet due to the servicing transfer, the servicer completed the welcome call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6725379790 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower called to discuss the account status and requested online access assistance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 09/XX/2017- Comments indicate the property was located in a FEMA declared disaster area due to Hurricane XXX. No damage to the property was reported.
2925067882 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Borrower called  advising that payment was made on 12/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
7048046869 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called to find out if her autodraft is setup for 03/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8661270462 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in reference to fees on the account and made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 02/XX/2019 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4807485949 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called in for the 1098 tax form details and was advised. On 06/XX/2019 borrower called to schedule payment. On 06/XX/2019 associate informed borrower there is no access to website, mobile app ior automated systems. Comment dated 04/XX/2019 associate returned borrower' call who wanted to speak a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is curtailment of income.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 03/XX/2018.  A motion for relief was filed
                                           07/XX/2018.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6261854195 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  Commentary states borrower called in and was advised of the status of the account and next payment date.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1754332014 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Talked to borrower provided amount due customer understood.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2622320430 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in reference to the escrow account and to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: A claim was filed for water damage that occurred on 07/XX/2017.  Claim funds in the amount of $8571.38 were endorse and released on 08/XX/2017 and the claim was closed on 09/XX/2017.
1523674721 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to make a payment and insurance payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8889257989 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in upset we can't make one payment because a NOI letter was sent out state he will contact the attorney general office. Borrower states PTP $1,750.8 today through IVR and will get caught up by the end of the month.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7522281079 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Spoke to borrower, confirmed susp funds, states paying more than the payment in the early stages, will talk to attorney to see what to do with those funds
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7249652514 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2017.  Borrower called in to inquire if has ACH and the agent advised no ACH. The agent offered to schedule the April, May and June payments and the borrower agreed. The borrower authorized payment in amount of $2148.50 each to be drafted on 04/XX/2017, 05/XX/2017 and 06/XX/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2609253423 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  On 12/XX/2018 servicer called borrower and confirmed property is owner occupied and borrower has scheduled payments for December, January and February.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7007048809 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  Borr called (3rd party auth user) regarding a letter and bill from tax dept.  Wanted to confirm if taxes were included in the payment.  This was confirmed.  Borrower will wait for analysis to be completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4667576587 1        [1] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Active insurance claim PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 02/XX/2019.
                    and funds held by      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    servicer with          05/XX/2019.  Borrower called to schedule 06/XX/2019 payment and make sure insurance was current.
                    indication of related  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    contractor bid         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    sufficient to cover    FORECLOSURE: No evidence of current foreclosure activity.
                    repairs                BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower stated on 07/XX/2016 a truck plowed into their house on 7/XX/2016. The borrower stated they filed a claim. However, there was no evidence of a claim being filed or repairs being completed. On 12/XX/2018 a claim was initiated for tornado damages caused on 11/XX/2018. A claim check for $9,244.19 was received on
                                           01/XX/2019. The adjuster's report was received on 01/XX/2019 showing the cost of repairs is $11,984.19 (figure includes an invoice for $2,740 that was already paid). Approval was received for the borrower to complete the repairs them self. The funds were released to the borrower on 01/XX/2019. The notes on 01/XX/2019 stated a final inspection was still needed showing 90% or repairs completed. After the service transfer, the notes on
                                           03/XX/2019 confirmed the claim file was transferred.  The damage repair amount is estimated at $11,984.19.
                                           Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3475826385 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  03/XX/2019.  Borrower promise to pay $577.33 by 03/XX/2019 via the web.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Dispute resolved.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2015.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2016 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3065631940 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Notes indicate the borrower called to inquire about a $760 payment effective 10/XX/2018 on loan account. The borrower has a NSF code on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4386835567 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
1926690010 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower stated payment had been sent via bill pay and should post today.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1684896118 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to schedule 05/XX/2019 payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2576808979 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower stated he will set up a payment on the  website for $1695.66 on 1/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
9065840123 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to get new loan number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4119198390 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called about the refund was to receive due to duplicate payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7496004097 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in reference to payment history.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5830883792 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to inquiry about the loan terms and to verify the amount of years he has left on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5091367849 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to see what the process is for changing insurance and to see if can consolidate mtg
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3150940070 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  The borrower called in and inquired on the original loan balance. The borrower was advised of the loan balance, subsequent modification and the mortgage insurance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7999154932 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  Servicer called borrower and verified property is owner occupied, borrower no longer represented by an attorney
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2017.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2017 and there is evidence of reaffirmation.  Based on commentary provided 02/XX/2018 case has been discharged and reaffirmation mailed to debtor attorney on
                                           03/XX/2018
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6119196631 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Called borrower due to a payment that was made earlier the wrong information was put into system and the payment was reversed of $1,728.46 borrower offered ACH for payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7076748832 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  On 11/XX/2018, the borrower called stating that they had sent in the escrow shortage.  The borrower was advised that it was received however it was received outside of the 30 days of the letter.  A request was submitted to see if the payment can be adjusted for December.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1503639685 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 02/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in to make payment arrangements for $1250.00
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 12/XX/2016.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
7733704489 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The customer scheduled a payment of $1011.42 and stated that HHF program was suppose to make their payment. The rep also counseled the customer on the know your options site.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7139182519 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  04/XX/2019 payment scheduled for 04/XX/2019 $1,326.30
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3131973573 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  The borrower had a death in the family and called in to see if a repayment plan option is available.  The servicer advised the borrower they would need to make a double payment in order to qualify for a repayment plan.  The borrower is not able to make another payment.  The borrower will attempt to get funds and will call back.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5058340713 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  The servicer informed the borrower on 02/XX/2018 that $840 was paid into the escrow account during the prior year.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Commentary dated 09/XX/2018 reflects that the property was located in a FEMA natural disaster area due to Hurricane XXX.  No property damage was reported.
4997688050 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in to make a payment on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2014.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is performing under plan.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
3210050362 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Called borrower to collect December repayment payment.  Explained to borrower that payment was not set up and can only set up 3 payments at a time.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1980365889 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2017.  Borrower made a payment and confirmed that the modification was completed. The agent confirmed that the account is out of foreclosure.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7573898032 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 06/XX/2019.  06262019-Notes indicate the borrower called to verify the Homeowners Insurance was up to date.
                                           The agent advised the insurance information is updated and there will not be lender place insurance policy added.

                                           Authorized third party called in to see if insurance document was received.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2016.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Comments indicated there was an escrow dispute, however; there was no evidence to indicate the issue was still outstanding as of the end of the review period.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5442809202 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to inquire about loan transfer and to request payment information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2012.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 08/XX/2014 and there is no evidence of reaffirmation.  The proof of claim was filed 11/XX/2012.  A motion for relief was filed 04/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7279975367 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   01/XX/2017.  Borrower's daughter  called with questions regarding the loan & payments. Processed payments of
                    and documented         $5269.29 for 1/XX/17 & 2/XX/17  Borrower is deceased and Executor/XX/26/2014.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5819634023 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 08/XX/2018.  The borrower called to authorize the change of insurance carriers and discussed the refund from the cancelled policy.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2016.  The dispute type is Verbal and the reason is Billing Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Commentary states there was a dispute regarding a disbursement to the insurance company. Borrower was advised to submit dispute in writing and to contact the insurance company also.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
5208940505 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Spoke to borrower who stated called regarding the transfer of account. Borrower stated Bankruptcy was closed and called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2932097619 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2017.  Borrower called in regards to trial mod offer. Agent explained trial mod offer process
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5787931892 1        [1]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Active          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    insurance claim and    04/XX/2019.  Borrower called to check the status of insurance documents, funds held by servicer EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    with indication of     REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    related contractor bid FORECLOSURE: No evidence of current foreclosure activity.
                    sufficient to cover    BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    repairs                LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The comments on 01/XX/2019 stated a claim was initiated for hurricane damages caused on 10/XX/2018. A check was received on 01/XX/2019 in the amount of $767.11. The claim was classified as non-monitored. After the service transfer in 02/XX/28/XX/15/2018 indicated the property was located in a FEMA Disaster Area due to
                                           Hurricane XXX.
5724339715 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Borrower called to make payment. Servicer went over payment history.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8581429151 3        [3] Title Issue -:     LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Senior Liens           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Mortgagor Deceased 06/XX/2019.  Notes indicate a third party called to inquire on why a wire transfer payment was recently
                    - Executor/Heir exists rejected and returned. The third party also advised their spouse is deceased. The agent asked the third party
                    to dispose of          if they had an attorney due to them asking these questions. The third party declined to answer and
                    property; identified   disconnected the call. 06/XX/2019 3rd party call in, payment made $2,567.61.  Borrower is deceased and
                    and documented         Executor/XX/13/XX/02/2018 states the prior lien holder was named as a defendant in the foreclosure action and as long as an answer isn't filed, the lien holder will default out once the judgement is entered and the title issue will be resolved.  The foreclosure was closed out due to reinstatement and the issue was not resolved.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4295823123 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  04/XX/2019.  Borrower advised the reason for default was unaware loan had been transferred. Borrower updated
                    from mortgagor         personal information and promised to pay $575.72 by 6/XX/19.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The comments on 07/XX/2018 reference a credit dispute. The comments at that time also indicated a response was issued. There was no further mention of the issue.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 05/XX/2018 indicated the property was located in a FEMA
                                           Disaster Area. No damages were reported.
7164866451 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower promise to pay $1,124.84 drafting on 02/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9462964364 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2016.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2016 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1067523594 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in to make April payment and completed Welcome Call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
6246207080 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  On 02/XX/2019 borrower calling to set up payment for 03/XX/2019 and to advised notice of loan transferred has been received. On 02/XX/2019 servicer attempted to contact borrower by email.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6119784806 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Welcome call completed, borrower wanted information on maturity date advised of loan modification back in 2017. Borrower request to be sent via email.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4210896563 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  04/XX/2017.  The borrower advised a payment was mailed today for $1,253.89. The borrower also requested a
                    from mortgagor         coupon book that the borrower states was never received. A new request was submitted for the borrower.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  CBR dispute from borrower claiming to never have been late on the payments.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2013.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 05/XX/2016.  The proof of claim was filed 03/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2287873388 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   05/XX/2018.  On 05/XX/2018, the borrower stated that she will mail a payment by mail.  Borrower is deceased
                    and documented         and Executor/XX/03/2016.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3924444566 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called to inquire about having the 1098 form resent.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2016.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 08/XX/2016.  Motion to sell was cited on 06/XX/2019 as the property is for sale for more than is owned. Mail received from borrowers' attorney on 04/XX/2019 citing they no longer represent the borrower.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2100540421 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to find out why there was an extra $30 added to the payment.  Advised was a corporate advance and has life of loan to pay it.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5727778395 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  On 04/XX/2019 Authorized third party called and scheduled a payment. Reason for default ill
                                           Borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5651399088 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  04/XX/19: Servicer spoke to customer in regards to his escrow surplus.  After discussing his options, borrower stated is going to cash his surplus check
                                           03/XX/19: Borrower calls in to make payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7920827208 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2017.  The borrower called in to see if their homeowners insurance is paid by the lender or borrower responsibility. The agent advised that the insurance and taxes are escrowed, but appears to show insurance expired. The borrower was advised to get insurance agent to call the insurance department to update proof of insurance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4153527181 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in to set up the auto pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1964475503 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  The borrower authorized a payment in the amount of $1167.22.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3288643549 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  Borrower promise to pay $566.86 drafting on 03/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2335898678 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The servicer made a welcome call to the borrower. The servicer told the borrower that they should receive the welcome letter within a few business days.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 04/XX/2017.  The proof of claim was filed 05/XX/2017.
                                           Chapter 13 bankruptcy with case number XX-XXXXXX
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9202067177 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1057999654 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The customer called in to get password for website reset and temporary password emailed to borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5779013083 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The third party called in to obtain general account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6891416814 3        [3] Title Issue -:     LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Vesting                PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  On 2/XX/2019, the borrower called to confirm what mailing address the servicer had for them.  The borrower was told that the 1098 was already sent out.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is evidence of title issues with the property.  The mortgage does not have sufficient martial status per notes dated 02/XX/2016.  A title claim was filed on 02/XX/2016 and was denied per notes dated 03/XX/2016.  The title issue was pending resolution at judgment as of 06/XX/2017.  The loan was modified in 07/XX/06/2016 reflects that the property was located in a FEMA natural disaster.  No property damage was cited.
2057889134 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  The borrower has questions about her credit reporting. The borrower was advised that when the credit has built back up then they can refinance and make a new loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2013.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 04/XX/2015.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4303947560 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The borrower spoke to the servicer about loan modification and that a final mod should be sent within a couple weeks.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4512522843 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 10/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2014.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is active.  The proof of claim was filed 05/XX/2016.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
6161137866 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower contacted and welcome call completed borrower made a promise to pay $716.60 by 6/XX/2019 via bill pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8380374650 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in and a welcome call was completed. Payment and general account information was discussed and the borrower's contact information was updated.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is dismissed.
                                           The bankruptcy was dismissed on 11/XX/2018.  Very limited information on bankruptcy except it is dismissed.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6523475062 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in payment for $841.73 for  today borrower also states payment amount on welcome letter received shows $700 and that's not correct.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3114209561 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  The borrower to take advantage of the late fee waiver campaign.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4290102183 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower promised to make payment via web by 06/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6770947802 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2016.  The borrower called in to advise that they are not being represented by an attorney.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2016.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is active.  The proof of claim was filed 07/XX/2016.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2951638543 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  On 4/XX/19 spoke with customer.  Customer called stating they have never been late and should not have been charged a late fee.  Rep advised customer that they have not been charged a late fee, that the late fees were transferred over from the previous servicer.  Customer scheduled a payment for 4/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3622723028 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called in to make a payment for $5122.04.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8894366002 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 05/XX/2019.  05/XX/19: Servicer went over customer's insurance policy; renewal has not been sent from his insurance company.  Customer stated she will contact them and get it sent over

                                           05/XX/18: Borrowers called regarding recent payment was being reported as paid more than 30 days late.
                                           Borrowers are current.  The servicer corrected the reporting error and the issue appears to be resolved.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2018.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Recent payment was being reported as paid more than 30 days late.  Borrowers are current.  The servicer corrected the reporting error and the issue appears to be resolved.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4046968743 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  06/XX/2018.  Borrower called regarding modification status. Servicer advised final agreement needs to be sent
                    from mortgagor         back by 07/XX/2018.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputed credit reporting. Servicer updated payment history and issue appears to be resolved.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1243755656 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in because they meant to login online to make a schedule a payment for 4/1 and it was scheduled to come out today. The agent cancelled the payment and told the borrower to call back in to reschedule.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1020962512 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2017.  Lender called about the April payment. They explained that it was due on the 1st of the month and considered late on the 2nd.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2256357932 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  The borrower contacted servicer for detailed information from the 1098 year end form. Servicer advised the total interest paid of $15091.46 and property taxes of $3631.68. The servicer also advised borrower of the next payment amount due of $2103.28 for the 04/XX/2018 payment. Borrower stated they would be making a payment via the website later today. No further questions or concerns.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8298346712 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Mortgagor Deceased 04/XX/2019.  4/XX/2019-Notes indicate the borrower called to schedule a Promise to Pay payment for $1086.32
                    - Executor/Heir exists effective 4/XX/2019. The agent advised of the payment confirmation number.
                    to dispose of
                    property; identified   Authorized third party, borrower's brother, called in to inquire about loan transfer and stated he had been
                    and documented         making payments on the account since his brother passed away in 2015.  Borrower is deceased and
                                           Executor/XX/24/XX/17/2017 due to loan reinstatement.
5658978524 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  Authorized third party  called to schedule a payment for 06/XX/2019.  Borrower is deceased and
                    and documented         Executor/XX/23/XX/14/18 Credit bureau dispute.  Updated fields to show status as of today as current.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    [1] Verbal Dispute -   FORECLOSURE: No evidence of current foreclosure activity.
                    Servicer responded and BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    appears issue is       LITIGATION: There is no evidence of litigation on the file.
                    closed                 TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6432009559 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Borrower called in about the results of the escrow analysis and the shortage amount that was found. Borrower asked for an explanation surrounding this. Borrower agreed to a 24 month extension.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A claim was filed for water damage that occurred on 06/XX/2017.  The claim was closed on 12/XX/2017 with all funds were endorse and released to the borrower on 12/XX/2017 due to the claim being under $10000.
4747106454 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  04/XX/2019- borrower contacted servicer through secure message center. Unable to make payment online since transfer- requested assistance.  Borrower then called in.
                                           01/XX/2019- The borrower called in about fee waiver reduction.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2021250201 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called for grace period inquiry also promised to pay $991.95 by 3/XX/2019 via website.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5289896152 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2017.  The customer was advised of the due date. The customer asked to have two payments moved to the back of the loan. Financials were taken and the deficit was discussed. The customer stated they had been paying the mortgage from savings, but that account is running out.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5357626925 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called to provide flood insurance information.  Notes the call reason  - Hurricane XXX -
                                           Insurance claim.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5926286314 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  10/XX/2017.  Borrower called in regards to their tax statement. Associate advised the loan was received in
                    from mortgagor         July 2016 and there was not enough data to generate a 1098 and advised borrower to contact prior servicer.
                                           Comment dated 05/XX/2017 borrower wanted to confirm the final modification documents were received. Associate advised documents have been received, confirmed payments scheduled for 06/XX/06, 08/XX/28/XX/28/2019 as the issue was part of the service transfer. E-Oscar dispute was received from XXX with borrower requested to verify every notation, dates and balances, whether reported or not and requested proof of method for verification.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8691041221 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  The customer scheduled the payments for July and August. The customer stated would call back in
                                           August to set up future payments. The customer stated going forward  would make payments on time.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7023055174 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower inquired as to the amount due for the April, 2019 payment. Servicer advised total amount due of $778.08. The borrower understood and did not have any further questions.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2013.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2014 and there is no evidence of reaffirmation.  Limited bankruptcy details provided.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Noted 03/XX/2019 Non-monitored hazard claim for Hail damages on 03/XX/2018. Loss draft check in the amount of $7664.15 received and issued to borrower on 03/XX/2019. Comment dated 05/XX/2019 check for loss draft received in the amount of $4,499.10 for the date of loss 03/XX/2018 was endorsed and released.
9863799921 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 10/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2015.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is performing under plan.
                                           The proof of claim was filed 12/XX/2015.  Exact filing date, case # unavailable.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
9482893772 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2017.  The borrower promised to make a payment online by 2/XX/2018 for $1031.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5960932814 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    requested within the   PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called stated he has called multiple to get name removed from loan and was advise of the options to remove name from loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: On 03/XX/2017 a claim in the amount of $15,124.03 was initiated for water damages caused on 02/XX/2017. The comments on 08/XX/2017 stated an inspection was received showing 100% of repairs were completed. The notes at that time also stated all funds were disbursed and the claim was closed.
6320312368 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 04/XX/2019.  The borrower scheduled future payments.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower states made payment via billpay but noticed it was returned.  Borrower states funds are there just needs to secure payment, disputes late charges, NSF
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9769933268 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  06/XX/2019.  The borrower called to make a payment.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2017.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Comments dating back to 02/XX/2017 indicated the borrower disputing the delinquency on the account due to a missing payment. Multiple responses were issued to the borrower advising the issue was researched and it was determined the delinquency status was correct.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1976236511 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   07/XX/2016.  Based on commentary provided on 07/XX/2016 servicer called borrower, advised of total amount due,
                    and documented         borrower stated payment will be made on the 15th through bill payment in the amount of $786.77.  Borrower is deceased and Executor/XX/17/2012.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
7158367952 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower gave permission to speak to third party.  Third party stated payments should be drafted each month from bank account and will check with bank to resolve.  Party did not accept to schedule a payment.
                                           On 5/XX/19 the borrower called to promise to pay $1.00.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8473121367 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower did not receive his 1098 form requested it to be resent out.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7427088850 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   04/XX/2019.  03/XX/19-The borrower called in to schedule a payment for 04/XX/2019.
                    and documented
                                           04/XX/19- the borrower called  regarding the payment information. Did not authorize $1091.64 to me be taken out of account, payment was supposed to be for $1031.64.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3834073429 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  06/XX/2019 borrower call in regarding email received that property taxes are paid, email sent out after they are paid.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5687951940 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   01/XX/2019.  The authorized third party, borrower's adult child with power of attorney, stated they have been
                    and documented         trying to make the November payment however payment has been returned. The servicer advised the loan is in active foreclosure and only a full reinstatement payment would be accepted. The caller stated the RFD was due to unexpected home repairs and requested the reinstatement amount. The servicer advised once paid the loan would be next due for 02/XX/Heir exists to dispose of property; identified and documented.  The date of death is 01/XX/2013.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
1481254085 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1466538902 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Borrower called in states was out of town just got mod  docs will send final mod docs tomorrow.
                                           Borrower also change payment amount from $1,409.26 to $1,415.67 for 12/XX/2018 and will set up ACH.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1818232290 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
2778315942 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  The borrower called in and was advised of payment arrangement for the next few months. Borrower will pay a payment and a half up until September and loan will be current in October.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
6287028137 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Borrower inquired about 1098/1099
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5012041001 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4000402329 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower promised to make a payment in the amount of $923.48 by 06/XX/2019 via the Web
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
3470695757 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  The reason for the call was a collection call. The customer stated they would be mailing the payment by 6/XX/2018. They did not want to set up the payment over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2013.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 08/XX/2017 and there is no evidence of reaffirmation.  A motion for relief was filed 02/XX/2014.  Chapter 13 bankruptcy case number XX-XXXXXX Discharged 8/XX/2017 and closed
                                           12/XX/2017.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7740678366 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower promised to pay $2722.92 by 5/XX/19 and $2744.93 by 6/XX/19. Also inquired about the year end statement/1098.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5060055617 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2017.  04/XX/2019- Un-auth 3rd party B's fiance, called in to ask about assumption.
                                           04/XX/2017- The authorized 3rd party (borrower's attorney) called to get  insurance informatioNAmount.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2013.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2013 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
4253171003 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The borrower advised that the payment was lost. The borrower promised to mail one payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6946550605 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower confirmed payment mailing address.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5614226129 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower contacted the servicer on 03/XX/2019 to schedule a payment on 03/XX/2019 in the amount of $679.13.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5968665730 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2016.  Borrower request to confirm payment made online has been received and applied.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5049378983 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4485287674 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Servicer made welcome call and borrower discussed auto draft that did not transfer over. The servicer provided the new loan number and advised to go online and set up.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
8730506196 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower inquired about tax forms and was advised on how to retrieve them online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1071089496 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called to verify that they had the correct loan number and set up 2nd p2p.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8170773987 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower scheduled three payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5784617593 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Borrower was advised of the repayment plan was set up, also provided borrower with website for auto pay. Borrower scheduled payment for 11/XX/2018 and 12/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5624551113 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1362191047 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called on payment, customer service will need to make sure the payment will try to repull again.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7743480619 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The borrower called to request a verification of mortgage.  Servicer submitted a request and advised of the 3-5 business day turn around time.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4271833935 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  06/XX/19- The borrower called for the ACH status
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
6535677391 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The contacted servicer to make a payment on the account; borrower stated there is no hardship at this time. The borrower agreed to set up payments for 02/XX/2019 and 02/XX/2019 in the amount of $833.54 each.
                                           The servicer processed payments and provided confirmation numbers.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6805682256 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Welcome call complete. Advised that the payment done today on the web is showing pending on our system.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
3552233177 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 03/XX/2019.  Borrower called in to make a payment.  The welcome call was completed.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2017.  The dispute type is Verbal and the reason is Escrow dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower called in and disputing the escrow balance.  Went over the escrow balance with borrower and explained it.  Advised borrower to send in dispute in writing.  No evidence in comments that a written dispute was sent in.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8461593264 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to make a payment and assessed their financial situation along with explored options to avoid foreclosure.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8482535859 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2016.  Caller wanted to know if received w9 papers for account. Agent advised did not receive 3rd party authorization and would need to send one in.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is excessive obligations.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is filed/XX/14/2016.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1844823718 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  4/XX/2019-  Borrower spoke with agent discussed account status and made arrangements to pay
                                           $1382.32 scheduled to process on 4/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6440025753 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in stating that she is having issues on the website with links. Agent advised borrower that they need to use temporary password that was sent to their email address. Borrower satisfied.
                                           Comment dated 06/XX/2019 borrower stated a payment dispute for ACH as they have been trying to set up.
                                           Associate scheduled the payment. Borrower requested ACH forms on 04/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8586168759 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   01/XX/2019.  The borrower called on 01/XX/2019 to setup payments to draft on 01/XX/2019, 02/XX/2019, and
                    and documented         03/XX/2019.  Borrower is deceased and Executor/XX/26/XX/19/XX/24/XX/01/2018.
6198046036 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  Comments show borrower called regarding payment borrower made for escrow shortage which  was missapplied. The agent advised the borrower they would have problem corrected.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2016.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 09/XX/2017.  Comments show the loan was in bankruptcy but it has since been dismissed and the loan is no performing.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5449419220 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower had issues at work/XX/2/XX/3/XX/5/XX/20/XX/30/XX// New bk periodics being sent- possible newer BK but no new case info evident.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9954645606 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 05/XX/2019.  On 05/XX/2019, the borrower called and promised to send proof payments made.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2019.  The dispute type is Verbal and the reason is Billing Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower was disputing a payment being returned from their bank. Check was certified and should not have been returned.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7116748902 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  02/XX/2019.  The borrower called for the total amount due.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A written credit reporting dispute was placed and resolved on 01/XX/2017.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5101295215 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
4478094629 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   05/XX/2019.  The authorized third party called and discussed the payments now that the estate has been funded
                    and documented         and assumptions paperwork was mailed out.  Borrower is deceased and Executor/XX/04/XX/05/19.
6077852385 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 02/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 11/XX/2018.  The borrower stated that they've been experiencing a curtailment of income due to business failure but they would make a payment by the end of the month.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower was disputing the force placed insurance and does not want the PMI on the account.  The borrower stated will only send in the amount of the payment without the insurance and was advised of the amount needed to be paid to be considered a full payment without consequences.  The borrower was advised to have the insurance agent fax in the declaration page.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5600020394 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower requested to be removed from escrow requirement, and agent advised request was denied due to account being delinquent.  Prior to escalation of call, borrower stated will be calling attorney and hung up.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9975156877 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
3909043336 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to confirm that a payment had been received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9652636005 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in to verify that payment had been received and posted. Agent advised that it had and to update account number. Agent also sent borrower an email with mortgagee clause so that insurance company would bill servicer. Borrower called on 04/XX/2019 informing payment will be made via bill pay by
                                           04/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1689232924 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in and the billing statement was discussed. The borrower was advised on the payment amount due and the fees on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2014.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2014 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2857721640 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 06/XX/2019.  Borrower called in to verify payment was received
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower stated had called to use a different bank account to make a payment but the agent did not update the information. The agent provided the mailing address and requested this to be sent in writing.
                                           Also advised this could take up to 30 days.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a disaster area on 9/XX/2017 due to Hurricane XXX. No damages reported.
9431381127 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2017.  Borrower stated was at work when agent called however borrower promised to pay 4/XX/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9651452579 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 04/XX/2019.  Borrower called to inquire on bi-weekly payments.  Advised account has to be a month ahead for to request bi-weekly.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2019.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputed fees charged.  Comment says they would be sent back within 5 days.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9984249437 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir
                    property; identified   exists to dispose of property; identified and documented.  The date of death is unknown.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
5329019583 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in and scheduled a payment with agent for 4/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2291634084 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called to have their online password reset and informed the associate they made a payment online prior to this call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8012438124 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2017.  The customer called for a status on the loan Modification and was provided the total amount due.
                                           The borrower stated that the reason for past due is a business failure
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 03/XX/2013 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5309122962 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2855318213 3        [3] Cease and Desist   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Request Received From  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Mortgagor or 3rd Party BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2016.  Borrower stated that he  did not want any more calls and the payment would be made by 15th.  The servicer advised of the procedure to send in a do not contact request and notes show it was received on
                                           11/XX/2016 and do not call was added to account on 01/XX/2017 and borrower was notified by mail.  Servicer now sends notices by regular mail and email.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1564905048 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to verify payment received
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7114145159 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Comments show contact with borrower regarding loan status and payments. The borrower requested
                                           1098 tax form while on the call and complained they had not received from prior servicer. The borrower advised servicer they would consider auto payments in the future.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1382552998 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3043918605 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  06/XX/18  Spoke with concerning the June installment payment, Borrower informed the representative they were in a secured area and could not talk at that time. Borrower will call bank tomorrow.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2012.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2015 and there is evidence of reaffirmation.  04/XX/16 it appears  Bankruptcy was discharged on 10/XX/15
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3929701954 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  Borrower called and made payment in the amount of $550.00.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9839980860 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  08/XX/17  Loan was discharged from bankruptcy court and the loan was reaffirmed. The reason for the delinquency was due to borrower changing job after 18 years as a teacher. It also appears the loan was modified 6/XX/17
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  See collection comments dated 08/XX/17. comments mentioned bankruptcy is discharged and that the loan was reaffirmed. However additional details not provided
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3618537256 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  The borrower called for status of account and to make sure account was not passed due.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2012.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 04/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 10/XX/2012.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6809697501 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  03/XX/19-Borrower contact in regards to borrower general account information and make payment by phone.

                                           06/XX/19-The borrower called to check account status and to schedule a payment for 6/XX/19
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2880164268 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2019.  The borrower indicated their spouse had passed away five years ago, wanted to know what documents
                    and documented         were needed to update the account.  Borrower is deceased and Executor/XX/04/2013.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2778655980 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to make a payment. On 5/XX/19 the borrower called to get an update on the modification doc she sent in.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5523873380 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
3194975449 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower called in and was advised of total amount due of $1,014.39. Agent also advised of recent escrow analysis and new payment amount of $1,037.73 effective March.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2266753322 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Comments show borrower called asking if they were eligible for a refinance. The servicer provided the borrower quicken loan phone number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2013.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2013 and there is no evidence of reaffirmation.  Comments show the loan was in bankruptcy but it has since been discharged and the loan is no performing.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6108636313 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower had called in regarding transfer of loan. Agent advised that loan will be transferred to
                                           Mr. Cooper 3/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6537982641 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2016.  09/XX/16 Borrower called in to confirm that the automatic payment the 15th of each month was set up correctly.  Agent confirmed no other questions
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1467811169 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to get information on a claim check from a claim initiated 9/XX/18. The servicer state the check would be endorsed and released within two days.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX noted on
                                           11/XX/2018.  A claim was filed for roof damage due to the hurricane that occurred on 09/XX/2018.  Claim funds in the amount of $5532.59 were endorse and released to the borrower on 03/XX/2019 due to the claim being non-monitored.
6165964392 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to make a payment. Workout options discussed and the borrower declined. Hardship resolved.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2562420509 1        [1] Notes clearly      LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    state litigation has   PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    been resolved;         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was resolution date is in  06/XX/2019.  Borrower called to discuss escrows and make a payment.
                    the past               EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is evidence of litigation on the file.  On 04/XX/2019 the notes referenced the HOA started the foreclosure proceedings for amounts owed. The comments on 04/XX/2019 advised the amount needed to bring current and stop the sale was $8,829.76. The delinquent amount was paid per comments dated 04/XX/2019. The comments on 05/XX/2019 confirmed the issue was addressed and all delinquent dues were paid.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: HOA dues previously delinquent in the amount of $8,829.76. HOA foreclosure sale was scheduled for 04/XX/2019. However, the delinquent dues were paid through the escrow account on 04/XX/2019.
9488494914 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5327307282 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower was calling to ensure that payments had been scheduled. they were.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5750770945 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
4904346709 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    requested within the   PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called to request payoff statement, and agent also advised of streamline modifications.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2017.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2096666225 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called regarding to discuss billing statement  and the amount showing due.  The borrower also stated no longer in bankruptcy. The servicer explained there was 3 payments that came in applied during period the loan was transfer from the prior servicer  which amount differ from March and April billing statements.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2013.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 07/XX/2013.  A motion for relief was filed 03/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3151743101 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Servicer contacted the borrower and borrower asked what they wanted that he pays his mortgage and call was disconnected.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3196219688 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  Customer called in due to spouse being out of town unable to make a payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7511015171 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  The borrower called to discuss insurance on the property.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1416022778 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  06/XX/2019-Borrower called to make payment.
                                           03/XX/2019- Borrower called in to make a payment over the phone with the agent.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is unemployment.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2017.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is active.  The proof of claim was filed 02/XX/2017.  Active Bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6765612657 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  12/XX/18 spoke with borrower, the reason for delinquency was due to curtailment of income.
                                           Borrower called to inform they were unable to make payment this month. Borrower advised spouse had lost job and their income was decreased. Borrower advised spouse is starting a new job. However  spouse does not know new income. Borrower inquired about payment options to assist. Agent advised of forbearance, modification, short sale and deed in lieu
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4903571353 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Borrower called to make a payment and set up 2 additional future payments
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3991651737 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called about insurance expiration transferred borrower to insurance department.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
4766519048 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  Borrower called in to discuss RI information. RFD is noted as business failure.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
2666796219 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Borrower called in requesting last 3 escrow analysis statements. Agent advised to allow 7-10 business days.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9572347569 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4878457253 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2019.  Authorized third party daughter of deceased borrower called to make payment.  Borrower is
                    and documented         deceased and Executor/XX/05/2014.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
6294955839 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The servicer performed the borrower welcome call and provided payment information and details.
                                           The borrower did not have any questions or concerns at this time.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2248468682 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in and completed the welcome call with the servicer. The servicer submitted a request for a late fee waiver on behalf of the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2150329530 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower contact in regards to total amount due.  Borrower stated will be making payment soon.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4966229926 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      10/XX/2018.  Borrower called in because was having trouble setting up payments online. Borrower said will make indication covered by  a XXX payment. Agent assisted.
                    insurance              EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60
                    [1] Written Dispute -  days and no further communication from mortgagor.  The borrower made a dispute saying they were improperly
                    Servicer responded     reported as delinquent while on a deferment that was not supposed to affect their credit.  A response was sent within 60 days and no  that day, with no further issue.
                    further communication  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    from mortgagor         FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower called on 09/XX/2017 stating the windows were broken during Hurricane XXX. There was no indication of a claim filed or any repairs being completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX, noted
                                           on 9/XX/2017.
9915343141 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2019.  Borrower called to make a payment on the account.  Borrower is deceased and Executor/XX/01/2017.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1596748545 3        [3] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damage remains         PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    unresolved and no      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was indication covered by  11/XX/2018.  The agent processed a speed payment for the borrower and the borrower advised that they will be
                    insurance sufficient   sending back the modification documents by 12/XX/18.
                    to cover repair        EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is fire.  The borrower had fire damage noted on 10/XX/18 and will need to rebuild.  The borrower was unsure how long it would take to rebuild. The borrower noted on 11/XX/2018 there was a fire in the cottage on the property and is no longer able to rent.  There is no evidence of a claim being filed or repairs completed.  Property repairs have not started.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2482959718 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2017.  Agent called borrower and borrower made a payment over the phone via Speedpay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8417692152 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in and gave authorization for 90 days for a third party. The third party made a payment to bring the account current and was advised to send in life of loan authorization.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
1179669256 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to make an extra principal payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6879901346 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower requested a late fee waiver .
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A claim was filed for wind damage that occurred on 07/XX/2017.  Claim funds in the
                                           amount of $4278.02 were endorse and released to the borrower on 10/XX/2017.   The claim was closed on
                                           10/XX/2017 with a 100% inspection noted on 10/XX/2017.
3424501673 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The servicer  called the borrower for the welcome call. on 06/XX/2016 the servicer advised the borrower of hhf, rpp and mod options
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8359128966 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in.  The borrower stated the RFD was due to having employment transferred to out of town.  The borrower made a payment of $909.30 for 07/XX/2019 and agreed for servicer to use the existing bank information on file. Servicer processed payment and provided borrower with confirmation number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7598137672 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called in for the amount due and wants to pay extra to lower the escrow amount.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area (Hurricane XXX) as noted on
                                           09/XX/2017. Repairs are complete and the final inspection was received as of 06/XX/2018.
7992765680 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower gave authorization to speak to daughter. Loan transferred to new servicer.  Servicer advised that there is no 60 day period where no late fees and no credits hit is applicable.  Servicer advised loan will be on file by 03/XX/19 and can then see if loan is eligible to be removed from escrow advances
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1814007276 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5355588556 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in to make a payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2907126689 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to make a payment. The reason for default was cited as checking account fraud.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by Hurricane XXX as noted on
                                           09/XX/2018. There is no evidence of damage to the property.
8759678237 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      04/XX/2019.  Borrower called in states unable to log in online rep advised need letter from  attorney stating indication covered by  no longer being represented by the attorney.
                    insurance              EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2015.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The proof of claim was filed 10/XX/2015.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           Comment dated 12/XX/2018 reflects damages due to FEMA disaster. The borrower advised of minimal roof damage to the flashing around the chimney, as well as damages regarding trees and fence. There is no evidence  of a claim filed or repairs being completed.  Property repairs have not started.  The property condition is UTD.
                                           The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: Comment dated 12/XX/2018 reflects that the property was in a FEMA disaster area and the property was damaged.
7187781517 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7859973638 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2015.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 01/XX/2016.  02/XX/2019 Commentary states Bankruptcy was discharged on 10/XX/2018.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
9339360233 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  The proof of claim was filed 03/XX/2018.  Limited information noted on bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7347970701 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to schedule a payment with agent.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1197233347 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower called to make a payment on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6165437012 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   09/XX/2017.  Borrower called in with regards to verbiage on back of bill and scheduled a payment with the
                    and documented         agent.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7626169127 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   05/XX/2019.  Talked to third party and advised the SII process has started.  Advised we received the letter of
                    and documented         guidance and once we receive the documents if we need any additional information we will get in contact asap.
                                           Borrower is deceased and Executor/XX/24/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3036440801 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in and made a payment. The billing statement was discussed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4019282870 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower authorized 2 payments in the amount of $743.52 each; effective 04/XX/2019 and
                                           05/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6292651250 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  The borrower called and advised she does not see where a payment was posted back in November.
                                           Gave the next due date.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7635934410 1        [1]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Active          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    insurance claim and    06/XX/2019.  Borrower called to inform has not yet received a call from the inspector, and states contractor funds held by servicer has already put a lien on the home.  Borrower is deceased and
                    with indication of     Executor/XX/07/XX/12/XX/22/XX/19/XX/18/XX/12/2017.
                    related contractor bid
                    sufficient to cover
                    repairs

                    [1] Mortgagor Deceased
                    - Executor/Heir exists
                    to dispose of
                    property; identified
                    and documented
7216261959 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  The borrower stated they were approved for one year of payments through hardest hit funds.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
1038233484 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  On 4/XX/19 the customer called with refinance questions.  Customer also made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7983047361 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5847568705 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called and made a promise to pay $679.70.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1704387725 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called on 02/XX/2019 to advise that the 1098 form had not been received, and the agent advised her to contact Seterus for the form.  Borrower had called on 02/XX/2019 to inquire about the payment that was past due.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 10/XX/2017 and there is no evidence of reaffirmation.  Borrower was advised about reaffirmation, but there is no indication that the mortgage was ever reaffirmed.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9566084917 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9796893440 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  The borrower called advised default and promised to pay advised of three prior modification most recent 08/XX/17.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6709207907 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to schedule a payment for 06/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9606925711 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5481603337 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in as unable to log in to website at work due to software issues so borrower was provided with mobile access option.  Borrower got frustrated and hing up call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5121208327 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2013.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 05/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 03/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
4546862065 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  On 05/XX/2019, borrower called and scheduled two payment over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2013.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 02/XX/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 12/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4367700479 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower called on 01/XX/2019 to inquire about the status of the account and seemed to be surprised about the amount still owing.  The agent advised her to send in a letter if she wanted to dispute it, but it doesn't appear that the borrower ever did dispute it.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1529534469 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Authorized third party called to find out why could not make a payment on line.  Advised loan in middle of being boarded advised to call back tomorrow
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4794258487 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1492911480 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8017689424 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  10/XX/2018-  Borrower spoke with agent discussed account status made arrangements to pay over the telephone $732.32 to be processed 10/31.
                                           Borrower and agent agreed to repayment plan future payment documented toward Loss Mitigation plan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7276450856 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Thte borrower called to get the principal balance from 1/XX/2019. Advised not available due to the new transfer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Noted 11/XX/2018 Hazard claim with date of loss 05/XX/2018; claim amount $4,254.27;
                                           closed 11/XX/2018.
5894882720 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4224109230 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  5/XX/2019-  Agent and third party spouse discussed account status and last payment posting date of 5/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6259295445 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   01/XX/2017.  The authorized third party called on 1/XX/17 to advise the primary borrower has passed away.  The
                    and documented         third party was advised that the $45,883.92 wire transfer was pending  and would clear at some time that day.
                                           The primary borrower passed away on 6/XX/16 and the authorized third party is making the payments.  Borrower is deceased and Executor/XX/22/2016.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
                                           ADDITIONAL INFORMATION: NA
3500271221 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  The borrower was advised of the total amount due and advised that the other borrower is responsible for the property.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1111597176 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 12/XX/2018.  On 12/XX/2018 Borrower called in reference to payments made to bring loan current. Borrower requested a current loan letter. Borrower was advised the request was submitted.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2016.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  On 05/XX/2016 there was a payment dispute. The account was reviewed with Borrower . The Borrower was provided with wire information and Borrower confirmed will send payment.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2335524039 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in for the status of the account. The agent walked the borrower through the process of setting up the auto pay. The borrower made a promise to pay $1956.70 via bill pay by 03/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2012.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 01/XX/2018 and there is no evidence of reaffirmation.  A motion for relief was filed 10/XX/2016.  Motion for Relief was filed 10/XX/2016 and an agreed order was filed 11/XX/2016.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9639706982 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  Borrower called in stating does not need flood insurance anymore and agent advised of total amount due. Borrower did not want to pay due to flood insurance. Transferred to insurance department.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3655827623 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to make a payment on the account. The agent waived fee.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9622373587 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Mortgagor Deceased 06/XX/2019.  Borrower verified demographics and made promise to pay. Borrower also provided KYOCC  Borrower is
                    - Executor/Heir exists deceased and Executor/XX/18/2015.
                    to dispose of          EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    property; identified   REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the
                    and documented         reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7473075204 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  02/XX/19 Borrower called in regards to the second principle balance. Borrower was unaware of the second loan borrower stated  they wants to know how to find out where the second principle balance came from.
                                           Borrower was advise that is a second loan from lender. Agent informed borrower of current balance and it is in
                                           2 parts. Borrower stated that they also received a letter stating the loan is being transferred. Customer was advised that was correct and they had done nothing wrong for loan to be sold
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8515695814 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  6/XX/18 Borrower called to check on password reset.  Financial update declined.  Stop on the password reset due to legal action.  Borrower asking to have attorney removed.  Attorney removal processed.
                                           Borrower authorized use of historical data to process payment.  Processed payment iao $2487.64.

                                           No Borrower contact since.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3173876263 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The customer called in to get welcome package and added email their address.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6489140108 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called about tax disbursement information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1712107179 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  2/XX/19 Spoke with non-auth/XX/14/19  Fiance called to confirm wire info.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2806867790 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in because of a charge of $20.76 on her billing statement that is an deferred escrow balance advised it went into suspense advised unable to reverse it into payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2014.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 10/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9253363019 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower called to check loan status and make payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3370938371 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2019.  Last spoke to borrower when they were called due to loan transfer to new servicer  Borrower is
                    and documented         deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           Per comments loan was not reaffirmed
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7771165500 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in to inquire if taxes were escrowed and wanted information of tax disbursement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
1374705135 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9944279025 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 02/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Executor of estate contact to make a payment scheduled for 05/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8596903231 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  Borrower made payment iao $3975.52 and was provided with confirmation number.Agent submitted request to have ACH form sent to borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2668011388 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  Borrower called for Private Mortgage Insurance . Advise no Private Mortgage Insurance on account.
                                           Provided insurance company and premium paid last year.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1974371180 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called with questions about fees on their account.  The servicer explained $50 was reversed and the rest were from prior servicer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2385214045 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  The borrower called in regards to late fee and the agent explained the late fee and the payment was returned.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8428595253 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called= wants to make payments on the 7th of the month and does not want phone calls prior to the 7th.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3821365238 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The customer stated they sent out the final modification documents the Friday prior. They stated
                                           they would mail in their December payment on 12/XX/2018. The phone numbers were updated.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5661612895 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower was requesting a year-end statement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3590435766 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 06/XX/2019.  The customer called in with an escrow inquiry and was also counseled on the know your options site.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  On 11/XX/2018 the borrower advised they were disputing the servicer paying taxes and opening an escrow account on the loan. The borrower advised they usually pay the  taxes them self but was out of town when taxes were due. The servicer advised on 12/XX/2018 the reason for the escrow account and the borrower could submit a request in writing to have the account closed; however, they must first reinstate the account.
                                           There was no evidence of the borrower submitting a request to close escrow or further disputing the issue.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: On 11/XX/2016 a claim was initiated for hail damages caused on 03/XX/2016. The claim check for $15,022.83 was received on 09/XX/2017. The notes on 0329/2018 stated an inspection was received showing 98% of repairs completed, and all funds from the claim were disbursed. The claim was closed at that time.
6942894681 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in to make payment and wanted to know when next due rep advised next payment is due on 5/XX/2019 for $978.08.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is not available in the information provided.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3244433676 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Borrower made a payment for $1317.28 effective 1/XX/2019. The borrower asked about the status of the loan modification and advised on track, but may need to pay an additional trial payment due to a fee.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3714906863 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Inabound: Borrower called in requesting year end statements for 2015-2018. Emailed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6708781034 3        [3] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damage remains         PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    unresolved and no      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was indication covered by  04/XX/2019.  Customer called in to update insurance. Got declaration info provided customer with mailing
                    insurance sufficient   address and fax number.  Borrower is deceased and Executor/XX/25/XX/01/XX/20/XX/04/2019 due to no proof of
                    to cover repair        roof repairs.   There is no evidence of the repairs being completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                    [1] Mortgagor Deceased ADDITIONAL INFORMATION: NA
                    - Executor/Heir exists
                    to dispose of
                    property; identified
                    and documented

                    [1] Written Dispute -
                    Servicer responded
                    within 60 days and no
                    further communication
                    from mortgagor
7088099676 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to make a payment .
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2795557171 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  03/XX/2019.  The servicer spoke with the borrower who made a payment in amount of $3184.08 and was provided
                    from mortgagor         with the confirmation number. The agent completed the welcome call.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit reporting dispute made. The servicer reviewed the account and to updated applicable fields to show loan status as of chapter 7 bankruptcy protocol and suppressed 08/XX/2015.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2014.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2014 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7014933712 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 01/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   05/XX/2019.  The borrower stated reason for default as curtailment of income.  Borrower is deceased and
                    and documented         Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
3078201206 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Called the borrower to see if permanent mod docs have been received and processed payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9567066398 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  Borrower called on 07/XX/2018 with a representative from from the personal bank to discuss the account status and confirm owner occupancy.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6258813850 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  05/XX/2019- Customer wanted to verify ACH has been set- up.
                                           01/XX/2019-Spoke with borrower advise next payment due $1005.17 for 01/XX/2019. Advice of grace period. Set up future dated payment for $1005.17 for 01/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
5418666347 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Mortgagor Deceased 06/XX/2019.  Welcome call completed. Spoke with 3rd party executor of estate. Payment made. $1014.00 by
                    - Executor/Heir exists 06/XX/2019 via IVR.  Scheduled: 06/XX/2019  Borrower is deceased and Executor/XX/08/XX/05/XX/07/2015.
                    to dispose of          LITIGATION: There is no evidence of litigation on the file.
                    property; identified   TITLE ISSUES: There is no evidence of title issues.
                    and documented         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5522876581 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
5047168586 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4831245734 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower inquired about new loan terms and made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8771800593 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2016.  Borrower states already made two payments on 12/XX/16.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3208344758 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  06/XX/2019 Borr called to make a payment iao $651.76.

                                           The borrower called on 03/XX/2019 to discuss the recent service transfer and make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2012.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 11/XX/2012.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4077428295 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2016.  9/XX/2016-  Borrower spoke with agent discussed account and requested status of required documents for Modification and Reaffirm.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2013.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2014 and there is no evidence of reaffirmation.  The proof of claim was filed 10/XX/2013.  Minimal details available
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9729177603 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  The borrower called to move trial payment from the 16th to the 15th.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3048891491 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower called regarding the property being listed for sale. The borrower was advised that the listing was due to a prior scheduled foreclosure sale. The borrower was also advised to contact the website to request that the property be removed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is poor.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2216804257 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  04/XX/19: Borrower called to make payment iao $1821.10

                                           02/XX/19: Borrower called and stated someone was supposed to send the 1098 three weeks ago. Agent stated will resend.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3471861931 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  On 6/XX/17, borrower called in and wanted to make an install and he wanted to know about the status of the modification that he is applying for. On 3/XX/2019, borrower called outbound, however no further information provided.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4660172119 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower called in returning a missed call from the servicer. The borrower was advised of the total amount due. The borrower expressed displeasure at contact attempts from the servicer and ended the call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2136486449 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  3rd party called in to make payment but was advised cannot accept credit card.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3369660705 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Comments from 11/XX/18 indicates borrower called for assistance with making a payment online.
                                           Servicer informed borrower to use a different browser to log in.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3628909762 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower promise to pay $854.18 drafting on 04/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1429359001 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  10/XX/2017.  The borrower called to check the status  of their modification request.  The borrower also
                    from mortgagor         inquired about escrow.  The borrower stated that they will make the November payment at the end of October and payments should be on time going forward.  The borrower advised that the hardship is resolved.  A new analysis was requested because the loan reinstated.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2017.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A Fair Debt Dispute was made during foreclosure and was responded to by the servicer and attorney.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
4944115843 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower advised that he servicer will report the loan to the credit reporting agencies starting
                                           04/2019. Any information reported prior to that the customer should contact the credit bureaus.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
8713027371 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  Borrower couldn't think of last 4 digits of bank. Borrower said he will web pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2471816337 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  The borrower discussed the modification status.  They were advised the signature of their ex spouse is needed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8018069427 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   01/XX/2019.  Borrower called in states they took over the property and there is another name on the deed and
                    and documented         they want to know why. Advised to get a quit claim to removed the sibling's name  Borrower is deceased and
                                           Executor/XX/06/2015.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6384826075 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower was requesting information about the closed bankruptcy and scheduled a promise to by by month end.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 08/XX/2018 and there is evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
1751174722 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   07/XX/2017.  Borrower made a phone payment.  Borrower is deceased and Executor/XX/25/2016.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1511973853 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The servicer completed the welcome call and advised of the billing, payment options, website information and disclosures.  The agent advised the customer that payment has been received and that the account is current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           The bankruptcy was discharged on 02/XX/2019 and there is no evidence of reaffirmation.  The proof of claim was filed 02/XX/2014.  Comments dated 02/XX/2019 Bankruptcy closed.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1588874230 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  Borrower contact in regards to total amount due.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1754134199 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  Borrower was contacted on 08/XX/2017 to accept and go over modification trial plan details, and the borrower confirmed owner occupancy and the reason for default.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: There had been exterior roof and siding damage with loss draft checks issued for
                                           $4,560.69 $4,300.67, $5,738.37,and $9,282.31 in 2017, but the repairs are complete, and the claim was closed on 01/XX/2017.
8745805314 2        [2] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Active insurance claim PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    but unclear who holds  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    funds or covered by    03/XX/2019.  Borrower called to get information about getting claim check endorsed.
                    bid                    EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           Claim reported by borrower on 03/XX/15/2019. Estimate of damages not stated. Borrower stated has claim check that will need to be endorsed. The claim was classified as non-monitored. No evidence repairs started or claim check submitted.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3453679803 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  Borrower contact in regards to being charged for hazard insurance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 06/XX/2012 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8817624319 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  The customer called to ensure the loan was current since they had just reinstated it. They were informed of the amount of the next payment due.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1268608796 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
9051484000 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 06/XX/2019.  The borrower called to inquire about payment change.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower indicated on 11/XX/2018 that they needed a "Current Status Letter" to present to the judge as they are disputing having to pay what they owe from being on the forbearance plan.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6056187180 2        [2]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Active          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    insurance claim but    03/XX/2019.  Comments from 3/XX/19 indicates borrower called in with attorney to get claim check endorsed.
                    unclear who holds      EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    funds or covered by    REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    bid                    FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2017.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is not available in the information provided.  The bankruptcy was dismissed on 04/XX/2018.  The proof of claim was filed 01/XX/2018.  Comments state new bankruptcy filing on 03/XX/2019 however there is no case number
                                           XX-XXXXXX Not sure the validity of the Comment.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  The borrower reported property damage on 09/XX/2017 due to Hurricane XXX.  Damage was noted due to water and the front door needed to be replaced.  The borrower noted no claim was filed. The borrower noted roof damage on
                                           04/XX/2018. The borrower's attorney called in on 03/XX/2019 regarding a claim check and was provided the process to have the check endorsed.  No funds have been received and the claim is classified as enhanced endorse and release.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
1454117215 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2016.  The borrower called to find out if she can use Bill Pay. The borrower was advised to set up Bill
                                           Pay through her bank.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8445520110 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in about the servicing transfer and the welcome call was completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5184817533 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 04/XX/2019.  Borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2017.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Mortgage sold to Chase; by court judgment loan belongs to ex-spouse, wants name removed from account and loan removed from credit report
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2092889046 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The borrower called in to make a payment on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3040055962 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in and stated that the escrow was not short when account transferred and stated not paying the shortage and will research. The borrower made a promise to pay $1785.38 via web on
                                           04/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 07/XX/2015 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
4879266093 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   04/XX/2019.  Welcome call complete. Advised that there is no document from old servicer to compare. Advised
                    and documented         that the spread will drop off after 12 months.$1290.95 by 05/XX/2019 via Web. Scheduled: 05/XX/2019  Borrower
                                           is deceased and Executor/XX/01/XX/11/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The
                    [1] Verbal Dispute -   dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower
                    Servicer responded and disputes late fee.  Notes show that manager declined to wave late fee due to borrower outside of grace period.
                    appears issue is       REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    closed                 FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1385539840 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to inquiry about late fee balance on account. Reviewed prior servicers history seems to have transferred from prior. Advised that prior applied a partial payment to late fee balance. Waived late fee as a courtesy. Advised of grace period, researched and found no error in the application of payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5843407075 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  04/XX/2018.  Borrower was advised of the benefits of a modification.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2016.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower sending bank information to dispute double draft payment. Correspondence received from the borrower 9/XX/2016. Written correspondence sent to the borrower declining the refund request as it would cause the account to be delinquent.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5269765784 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   08/XX/2018.  Authorized third party called to see if payment was received, and agent confirmed that it was.
                    and documented         Borrower is deceased and Executor/XX/19/2014.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
8204944420 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  Inbound call to discuss mod package.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
2153761650 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7198544995 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2017.  Comments from 4/XX/17 indicates borrower was called to collect payment. Borrower will have husband call back to make payment. Borrower thought payment was already mailed out.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6781830165 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  Borrower asked if can send in escrow shortage with final modification documents, and agent advised yes.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4539450107 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  The borrower called in to confirm the modification went through and the agent confirmed it was executed and the next payment due was 10/XX/18. The borrower wanted to set up a payment. The agent stated
                                           should pay it in the month that it is due, and discussed payment not processing as intended. The borrower made a payment for $1536.13.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2262177515 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to discuss account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a disaster area due to Hurricane XXX as noted on
                                           09/XX/2017. No damages reported.
3966060204 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower called in regarding the status of the modification and was advised the loan is now current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3250651937 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2537644708 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8597686960 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   05/XX/2019.  The third party thought today (05/XX/2019) was the last day to pay. Made promise to pay for
                    and documented         05/XX/2019.  Fee:$14.00. Payment Amount: $801.52  Borrower is deceased and Executor/XX/24/1992.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4644659560 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9974782108 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4237023466 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  The borrower called to inform she received both copies of the Final Modification and would mail back both copies by 7/XX/2018. The borrower also moved the payment from 7/XX/2018 to 8/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9474238836 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  On 05/XX/2018 spoke with agent and was advised there was no claim filed. On 04/XX/2017, the borrower called in and inquired on the last payment made. The borrower was advised on the last payment and the amount due. The borrower scheduled their next three payments over the phone. Last skip 02/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3496456666 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  On 08/XX/2018 Borrower call for status of account. Borrower was advised of status and last payment made. Reinstatement was also discussed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3758504438 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The customer called in to schedule a payment of $1538.71 and was counselled on the know your options site.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7467834864 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to see when payment was due.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5741843760 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  Borrower called in regarding status of account. Servicer advised no payment due and that payment are always on time.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5763924157 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and
                    property; identified   Executor/XX/04/2011.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5936605318 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The customer called in to discuss their October payment. Agent advised borrower of loan status.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Notation on 04/XX/18 reflect the subject property is located in FEMA disaster area, however the customer confirmed no damages.
4360090002 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 01/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  On 04/XX/2019, the borrower called and scheduled two payment over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1202189197 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  03/XX/2019.  The borrower was contacted and advised of the escrow shortage and payment options. The borrower
                    from mortgagor         provided consent for a third party on the account and updated thier email address.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2016.  The dispute type is Written and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower disputed late fees due to not receiving statements. the dispute was resolved.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2012 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9820271513 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  On 02/XX/2019 Borrower called to make a payment. Borrower was advised of service transfer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2090039287 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Authorized third party called to discuss current insurance information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6559357106 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  Borrower called to see how to cancel escrow.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4907000672 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2017.  Borrower made a payment today and inquired about outstanding fees.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7995535404 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower inquiry regarding the removal of the PMI.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area for XXX Wildfires on 11/XX/2018 noted
                                           on 11/XX/2018. No damages were reported.
6909581028 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    requested within the   PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower is concerned and is having difficulty understanding the escrow account and why the payment increased. The agent discussed the escrow account and breakdown with the customer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2015.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2015 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5763701005 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to see if she could send in extra fund for partial payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2013.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1483254404 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower welcome call completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4816517727 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1838762132 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The customer called to obtain information on their insurance and the amount paid each month. The customer stated they sent a check for the monthly payment and they were advised it was not received yet.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3455560646 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to inquire about a new purchase.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1432731158 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  04/XX/2019.  The call was in regards to the customer's year end statement .
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower claims inaccurate information. Servicer updated payment history to show status as of 002/XX/2019 current. Issue appears to be resolved.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3785644170 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower  was not aware of the  missed payment and asked  about repayment plan. she also
                                           stated she sent a check in   for may.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8363336436 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  02/XX/2018: The reason for default was unemployment. They were receiving unemployment, but the main source of income was the other borrower. They were advised of possible options. They stated they would be submitting bill pay 1/XX/2018 for the February payment. Last skip trace 01/XX/2019
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9018301650 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2019.  On 3/XX/2019 spoke to an authorized third party. The third party who stated making payment for
                    and documented         borrower and received a good bye letter. Advised the third party the P.O. Box on the letter is the address to send payments and is a lock box.  Borrower is deceased and Executor/XX/14/2015.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
7226960576 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower called about the account status and to verify the status of the insurance carrier.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5403582976 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2017.  the borrower called in to check on the document requested that showed the account was current.
                                           the agent advised the request was made, and a verification of mortgage was faxed on 5/XX/17. the agent confirmed the last payment received was 5/XX/17 and that they should see a change in the credit reporting in
                                           45 days.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4237234783 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8054672235 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    requested within the   PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  3/XX/18 Borrower called made speedpay.  Advised of open charges iao $1167.92.  Borrower wanted to pay only installment portion.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2014.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2014 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5337582260 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Borrower expressed concern about quoted amount, Borrower is also experiencing long term medical issue.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2277634895 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to see why her "double payment" had not been refunded yet and agent advised it would take up to 48 hours to show up in her account and provided her with a refund confirmation number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2017 and there is evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2108001572 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The customer called to make a payment and was also counseled on the know your options site.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9247568357 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Comments from 8/XX/18 indicates borrower called to setup payments for repayment plan. Borrower waiting on stock grant of $100K in November to bring account  current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
1360930874 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower called to make a payment on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3735340584 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [2] Loan is in         03/XX/2018.  Attny called in to see if payments had been paid correct under new mod, agent advised that mod
                    Bankruptcy             has effective date of 1-1-18 and that borrower has made 2 payments for the month of Jan and Feb
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2014.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
5734596975 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in and inquired on a home equity line of credit. On 01/XX/2019 the borrower called in and stated hardship due to marital difficulties. The borrower stated intent to sell the property.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7789812957 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower called in to discuss the payments on the loan and the final modification documents.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3353496062 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to make a payment promise for 06/11 and stated reason for default was due to excessive obligations.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7597491108 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower contacted regarding the account. No further detail provided in the comments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5866149027 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower discussed loan information and completed the welcome call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7179847247 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower made a promise to pay $294.77 by 04/XX/2019 and requested website access.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3804274142 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower verified their information and confirmed their trial plan had now been completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9130172024 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir
                    property; identified   exists to dispose of property; identified and documented.  The date of death is unknown.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
3992572147 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower authorized a payment in the amount of borrower $1501.23 06/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1351962129 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  On 12/XX/2018, borrower called to ask about making a principal payment, discussed the pending modification, and confirmed owner occupancy.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6955826682 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in to schedule promise to pay
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is active.
                                           The proof of claim was filed 06/XX/2016.  A motion for relief was filed 07/XX/2016.  The loan is in active
                                           Bankruptcy. The case number XX-XXXXXX
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4966348509 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to discuss shortage, and agent advised the lender placed insurance is the main cause.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2685301461 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  On 06/XX/2018, the borrower called to verify account status. The borrower inquired about another modification.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4893876725 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2016.  The borrower's spouse stated they completed a modification and they sent the final modification documents back on 7/XX/16. They also stated they sent back a completed ACH form. the agent also advised of the website.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2012 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1488884503 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir
                    property; identified   exists to dispose of property; identified and documented.  The date of death is unknown.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6627885056 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  06/XX/2019.  Borrower called in to schedule a payment.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputed credit reporting. Servicer updated payment history and issue appears to be resolved.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8258898561 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  The borrower made a promise to pay.  Borrower is deceased and Executor/Heir exists to dispose of
                    and documented         property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
5940269204 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1969280100 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  The borrower stated he made his payment this morning, the call was disconnected. On 06/XX/2017 the borrower called regarding a payment arrangement also requested a copy of his loan modification agreement from 2014 to be mailed to him.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2573338592 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  04/XX/19: borrower called to see what amount was showing in her escrow.

                                           02/XX/2019" Comments from 2/XX/19 indicates borrower called in to review service transfer. Borrower informed of escrow shortage. Borrower asked about transfer of property in case of death. Servicer informed property can be assumed through refinance by heir.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
7673076294 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called regarding a payment dispute from misapplied funds back in July, the servicer advised to send dispute in writing, a payment was processed in the amount of $2568.90.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7900293242 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   04/XX/2019.  04/XX/19: borrower requested to have 1098 statement emailed to them
                    and documented         The borrower called to make a payment for $3,989.58.  Borrower is deceased and Executor/XX/25/XX/07/2018.  No damage was reported.
8757907582 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  7/XX/18 Borrower called about final mod docs.  I advised divorce card on file will not be acceptable, advised need a copy of whole divorce.  She will fex ex back docs tomorrow.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2013.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2013 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7327856034 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  On 06/XX/2019, the borrower called to schedule a payment over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is curtailment of income.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is active.  The proof of claim was filed 09/XX/2016.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
2490496156 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called with questions on the insurance if the borrower passes. The agent advise to contact the insurance company for an explanation. Also noted the borrower discussed the repayment plan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4751058821 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  Notes indicate that borrower called about their November 2017 payment. The agent advised the loan is current and the modification was completed in October 2017. Did advise the next payment is 12/XX/2017.
                                           Borrower did schedule via Bill Pay, the monthly payment for $2146.38 effective 11/XX/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9957900239 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  the customer was contacted and given the total amount due and stated that the brought the account current but payments sent were in suspense. need hold to be removed
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9778582775 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3094227488 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Commentary states borrower called in to request to update automatic draft information. Borrower was advised that the request could be completed on the website or in writing.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4833248816 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Borrower declined future payment he has been having a hard time logging on to the web site.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8888559690 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in for general account information. The billing statement was discussed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4088495241 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2016.  On 10/XX/2016, borrower confirmed owner occupancy and that the reason for default is variable income as a contractor, as well as to go over the terms of the modification trial plan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9902214657 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9705910374 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Authorized third party (ATP) called for payment inquiry and asked about the funds in suspense.
                                           ATP stated that payment would be made via internet on 11/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4146968311 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   09/XX/2017.  Servicer spoke to authorized 3rd party executor of estate she did not have all the information to
                    and documented         verify the account and will call back.  Borrower is deceased and Executor/Heir exists to dispose of property;
                                           identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
9227873009 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2017.  Non authorized party called and stated was calling in regards to the mortgage clause.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4257042015 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  On 1/XX/2019 spoke to the borrower advised of the total amount due $1523.24. The borrower made a payment for $1523.14 effective 1/XX/2019. Advised the borrower of self service options. Borrower declined future payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was in an area affected by Hurricane XXX as noted on 9/XX/2017. No damage reported.
1682832516 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2178657048 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to get a status update on the file wanted to make sure we received her payment advised her yes we did she is still working on April payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2013.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is active.  The proof of claim was filed 06/XX/2013.  The final cure was filed on 11/XX/2018 but no evidence of discharge was noted.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9461716140 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 05/XX/2019.  The borrower called in for loan transfer information.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2017.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Payment was schedules for ach draft for 5/XX/22019
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8373781275 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called about escrow account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2014 and there is no evidence of reaffirmation.
                                           Minimal details available at time of review
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3025042418 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower called in and scheduled payments to bring the account current.  The borrower stated
                                           they were delinquent due to being injured back in 2016.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
9830867102 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower could not pull up 1098 form so agent resent form via email as requested.  Borrower also scheduled payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4745972400 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2016.  Authorized third party called to make a payment by phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7376579856 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower requested a speed payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1068834916 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to see what a letter received was about in regards to a possible escrow refund/
                                           reviewed and no letter found at this time.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8253177928 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Borrower wants to reduce monthly payment.  Agent advised of modification option and rest borrower password.  Borrower will look at modification options online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1335181803 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  The borrower called in and stated was locked out from the website  and wanted to get unlock and that the loan payment will be sent today via regular mail.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5240383251 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  05/XX/19: Borrower made promise to pay $2142.68 by 6/XX/19

                                           01/XX/19: The borrower called to inquire why its outside of grace period; borrower stated mailed a payment for
                                           2200.00 to regular P.O. Box.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4392770056 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Authorized third party called in to request payment made to principal to be removed to cover current payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2013.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is not available in the information provided.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9060179584 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2017.  Borrower called in to request billing statement and was advised that, due to active bankruptcy, the payments were all voluntary.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2014.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2014 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
5184132318 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in and made a payment. The borrower inquired on automatic payments. The borrower was advised a bank letter or voided check would be required and the form was mailed to the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1389259952 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    requested within the   PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Borrower called to ask what the extra charges were on his statement.  Agent explained it was a fee for a property inspection that is required when the loan is 45 days past due.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5578001247 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The borrower called in to request PMI cancellation.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2015.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 06/XX/2016 and there is no evidence of reaffirmation.  A motion for relief was filed
                                           06/XX/2016.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8772920875 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  03/XX/19-The borrower advised the servicer they have been tax exempt for 13 years and she is being charged for taxes. Servicer updated the tax line and closed task.

                                           05/XX/19-The borrower called needing to know how much was paid for insurance with escrow for 2018
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5822220405 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to request insurance information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9416900774 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    requested within the   PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  06/XX/2019- Borroer called upset that extra funds paid from March and April were not applied to principal- Correction made to account.
                                           03/XX/2019 Borrower called regarding the loan transferand they did not receive the welcome letter. Associate requested the welcome letter to be sent. Comment dated 12/XX/2018 borrower informed they were looking for new hazard insurance and requested payment not be disburse to prior carrier. Associate advised they have no control and disbursement is not scheduled until 01/XX/27/XX/10/2012 and there is no evidence of reaffirmation.
                                           Discharged without reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2170564735 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  Comments from 7/XX/18 indicates borrower received letter stating 32 days past due. Servicer informed borrower payment increase caused partial payment. Borrower was provided a letter for both issus.
                                           Borrower said they did not see the letters. Borrower will complete the partial payment and make the July payment on 7/11.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5830415822 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Servicer advised of documents needed for review. Borrower promised to make payment by 02/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1079118067 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  The customer discussed payment information, fees and reinstatement quote. The customer to send in proof of that February payment was made. The customer also scheduled a payment over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2546290570 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  03/XX/19-The borrower made a payment by phone.

                                           06/XX/19-The Borrower called and scheduled a payment of $186.15
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2012.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           The bankruptcy was discharged on 01/XX/2013 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9811446799 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower asked if payment of $2,410.77 had been received, and agent stated yes, but then it was reversed.  Borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1478638761 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 12/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower made promises to pay and wanted to ensure that the June payment posted correctly.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8368957720 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
4306015704 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2017.  The borrower called and was advised of the status of the loan.  The borrower made a payment and
                    and documented         then was advised of options to make payments.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4617271098 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower promise to pay $0.01 drafting on 03/XX/2019.

                                           06/XX/19-the borrower called to get the status on the account, and inform that the 7/XX/26/2013 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3070346521 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2017.  Servicer advised borrower of account status and provided with the next due date and amount.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
2821295107 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
5198334701 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower inquired about death insurance on property should the borrower pass away advised that would have to purchase the optional life insurance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 10/XX/17 Borrower reported fire damage that was not claimable.
8532138526 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  On 06/XX/2018 Borrower called in reference to being locked out of online account. Borrower was provided with instructions on how to enter a new password.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5913284415 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower made a payment in amount of $1412.64.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2993372596 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in to confirm payment for 03/01 was made abd was advised it was.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4144476830 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower 2 called in states received a TIN letter and name on the letter is incorrect and request to change it borrower 2  also states not sure wht RFD is will have borrower 1 call back.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8858252757 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Authorized third party stated that they have a payment scheduled for 11/XX/2018. Authorized third party advised that the borrower is out of town is currently unreachable.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was impacted by hurricane as noted on 09/XX/2017. No damage was reflected.
5180661526 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to schedule a payment for 4/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is not available in the information provided.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6588959862 2        [2] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Active insurance claim PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    but unclear who holds  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    funds or covered by    06/XX/2019.  Borrower sent in third party authorization.
                    bid                    EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  A claim was filed for wind damage that occurred on 03/XX/2018. A contractor bid in the amount of $19479.41 was received on
                                           03/XX/2019.  Claim funds have not been received from the borrower.  The claim is classified as enhanced endorse and release.  The damage repair amount is estimated at $19,479.41.  Property repairs have not started.
                                           The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5533723102 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2019.  The borrower called in and made a payment in amount of $2083.36 and was provided with the
                    and documented         confirmation number.  Borrower is deceased and Executor/XX/26/2018 the customer stated was not impacted by the natural disaster.
4259566272 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
6406396432 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
6034894155 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  Commentary states borrower called in regarding the status of the account and assistance options available.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4987549284 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9636536400 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in regarding new transfer information and the agent completed the welcome call.
                                           05/XX/2019 - borrower called to make payment in the amount of $1084.48
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6319655622 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  4/XX/2018-  Borrower spoke with agent discussed account status and default due to Unemployment.
                                           Borrower agreed to five month repayment plan amount $932.40, authorized a process date of 4/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5167903577 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  The servicer called and Informed borrower that the final mod documents had been mailed out, borrower stated will return documents in the prepaid FedEx envelope. Borrower  agreed to schedule 3 installments for 8/XX/18,9/XX/18,10/XX/18.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9450901328 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  On 4/XX/2019, the borrower called in and was advised of the current status and the amount due.
                                           The customer needed to confirm with spouse before making a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1922756240 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  Comments from 7/XX/18 indicates borrower informed of TAD and NOI expiration 8/XX/1.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9860263768 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called upset she requested auto pay to be cancelled on 03/XX/2019 and it was not cancelled. Servicer advised if borrower can show proof they took the funds out on 03/XX/2019 they can have the payment refunded.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8197432740 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  06/XX/19: Customer called in to get information about the shortage.  Servicer completed a new escrow analysis; with effective date of $07/XX/19; total payment amount due $997.96

                                           Borrower called about changing insurance and was advised to have the insurance send declaration in order to have information updated in the system. Borrower also scheduled a payment for 04/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7704079405 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 10/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is active.
                                           The proof of claim was filed 03/XX/2016.  The commentary did not provide the filing date or case number.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4376930887 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Spoke with borrower about how to access account online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2013.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 12/XX/2018 and there is no evidence of reaffirmation.  The comments provided indicate chapter 7 unable to determine if the case was converted.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8832507675 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to report new claim . Agent then advised borrower to send check un-endorsed as well as inspection process.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2016.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2017 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9815785737 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6682098782 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    requested within the   PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Customer called in regarding status of escrow account. Confirmed ins and taxes are included and
                    [1] Mortgagor Deceased also gave  updated balance.  Borrower is deceased and Executor/XX/09/XX/20/2017.  The dispute type is Verbal
                    - Executor/Heir exists and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and
                    to dispose of          appears issue is closed.  The customer advised they wanted to dispute late payments that was reported to
                    property; identified   credit bureau since spouse passed away and loss of employment occurred at the same time.
                    and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                    [1] Verbal Dispute -   BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    Servicer responded and LITIGATION: There is no evidence of litigation on the file.
                    appears issue is       TITLE ISSUES: There is no evidence of title issues.
                    closed                 PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5199411862 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 10/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to discuss the payment amount on the statement. Agent explained the escrow shortage and also verified the account is paid ahead through July.  Borrower requested the escrow analysis regarding the payment change.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 05/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was impacted wind and hail damage with a date of loss of 03/XX/2018. Claim was filed by the borrower with an estimated amount of $10,540.22. Damage included roofing, roof vents, sheathing, shingles, drywall and ceilings. Per comment on 01/XX/2019, there was a 100% inspection received and all claim funds were disbursed. Claim was closed per noted on 01/XX/2019.
9085913105 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  the borrower called in to make a payment of $837.86
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2458473333 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  On 12/XX/2018, borrower stated that spouse scheduled a bill pay for the 7th.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1309395420 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
1470495851 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Customer called to make a payment and was transferred. Advised customer on workout options and reinstatement.  Customer paid $6000 today and set up bill pay going forward.  Advised customer will be short of April installment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
6616474039 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower contacted the servicer on 03/XX/2019 to schedule a payment on 03/XX/2019 in the amount of $6,552.64.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2205190943 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Called borrower about final agreement and agent was not able to continue call due to borrower and a 3rd party was on speaker phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1880199237 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 02/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in and scheduled payments on the account and brought the account current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Pipe damage on home was repaired and insurance claim closed on 02/XX/2019. The foreclosure action on this loan was closed and billed on 02/XX/2016 to loan reinstatement.
5028333977 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2019.  3rd party called to make a payment on the account iao $1544.48  Borrower is deceased and
                    and documented         Executor/XX/28/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
6999519398 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  10/XX/18 Outbound; Borrower advised she had already made payment online, agent reviewed and confirmed.  Borrower declined to schedule future payments.  Agent advised collection calls will continue.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5132008838 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in to inquire about loan transfer and questions double payment.
                                           04/XX/2019 - borrower called with a promise to pay $1670.52 by 04/XX/2019
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6589939251 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to inquiry about 1098 statment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9029759580 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in and wanted information on payment that posted. The agent advised that it was reversed  due to invalid account number. The borrower stated will make a payment online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8611980113 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in and made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3357927034 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  05/XX/2018 -- Borrower called to make a $9000.00 payment.  Also mentioned RFD - just forgot to make payment - had monies in the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8363076878 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower  called to inquiry as to why funds were not taken out of their account. The agent advised they were set up for auto pay and it would be taken out of their account in about a day or two.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is dismissed.
                                           Noted on 06/XX/2019 Chapter 13 cases filed by borrower in 2016, 2015 and 2014 were all dismissed.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7214006735 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  The customer advised hours were cut at work, scheduled a payment for 10/XX/17 IAO $185.48, and was counselled about online options site.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9768220809 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in and stated that the payment was supposed to be scheduled for 04/XX/2019 for the April payment and was scheduled same day. The borrower advised to leave payment and the agent advised next due is 05/XX/2019 and can sign up for ACH via IVR.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3447025895 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   07/XX/2018.  the borrower called to discuss a letter they received. the agent explained a letter was sent via
                    and documented         mail giving an explanation of late fees. the agent didn't secure a payment as the borrower stated they didn't have their banking information and would call back to schedule the payment.  Borrower is deceased and
                                           Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9103451530 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in to get payment information and requested to have a late fee removed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2013.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 04/XX/2013.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4623556678 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to advise of promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
5797756233 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2017.  Spoke with borrower who stated will be getting payment together.  Borrower lost workman's compensation case.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4010385264 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  Reason for default was due to the illness of a family member. The customer called about the documents needed for the modification and if they were received. The customer was informed to allow 30 to 45 days for a review.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1255790533 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  Outbound call to collect payment.  Loss mit options discussed, but nothing pursued.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
8604376094 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  The customer was contacted and was given the total amount due, stated the reason for being past due was illness of a family member
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3157952963 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in a promise to pay $2,272.70 on 04/XX/2019.  Inquired if payment was posted.
                                           Advised auto checking setup for the 16th, and need to pay April and then May can be set up.  Payment dispute reviewed with agent. No additional information requested.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9412899428 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower inquiry as to why the payment had not gone threw. Discussed when the payment came out and returned on 06/XX/2019. Borrower schedule new payment.,
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 09/XX/2018-The borrower stated that he was financially affected by the FEMA declared disaster Hurricane XXX. No property damages were reported.
4714395720 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to advise they no longer want the modification.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2910238945 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The borrower was advised that she would be changing insurance carriers and wanted to know if the current carrier was already paid. The borrower also stated that she mailed back the final modification documents.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5395716782 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to schedule a payment in the amount of $306.84 for 6/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6852410162 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   04/XX/2019.  04/XX/2019: Borrower made promise to pay $1614.77 scheduled for 04/XX/19 & $1614.77 scheduled for
                    and documented         05/XX/19.  Borrower also stated received a tax bill that she needed to send in.  Servicer provided email address to submit document.
                                           The borrower called in to schedule a payment for 03/XX/2019.  Borrower is deceased and Executor/XX/07/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2402678314 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  On 01/XX/2019, borrower with a payment question, confirmed owner occupancy, and requested a hold on auto-draft for February.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8504651873 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 09/XX/2017.  On 09/XX/2017, the authorized third party called in reference to a payment inquiry. Third party was advised there is a balance on the account. Third party was also advised a break down of the payments made.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  On 09/XX/2017, the authorized third party placed a payment dispute about the balance on the account.
                                           Third party was informed of payments made which were not full amounts. The payment history and detailed letter of payment change was requested to be sent to the third party.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7751017113 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  On 4/XX/2019, the borrower called in about the insurance premium.  The borrower stated that they have a new premium and it has been paid in full and wanted to verify.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7068604466 1        [1] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Active insurance claim PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    and funds held by      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    servicer with          02/XX/2019.  The 3rd party spouse called regarding the loan transfer from Ocwen. The spouse was advised a indication of related  letter was mailed to the borrower regarding the transfer.
                    contractor bid         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    sufficient to cover    REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the
                    repairs                reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                    [1] Damaged Interior - BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    Active insurance claim LITIGATION: There is no evidence of litigation on the file.
                    and funds held by      TITLE ISSUES: There is no evidence of title issues.
                    servicer with          PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is fire.  A claim was indication of related  filed for fire damage that occurred on 02/XX/2019. The claim is classified as a partial monitored claim. The
                    contractor bid         commentary indicates a claim in the amount of $34253.91 and is pending receipt of funds.  The damage repair
                    sufficient to cover    amount is estimated at $34,253.91.  Property repairs have not started.  The property condition is UTD.  The
                    repairs                current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8370883798 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   01/XX/2017.  Borrower made a payment over the phone.  Borrower is deceased and
                    and documented         Executor/XX/07/XX/07/XX/30/2015.
6454915312 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2017.  The borrower called in with their daughter and wanted to make a payment. They set up payments for
                                           July and August as well.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4847643568 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called to discuss his credit reporting for January 2019. The agent informed the borrower to send in a dispute in writing and provided the fax number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7375373245 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  On 07/XX/2018 Authorized third party called to have a payment moved. The account was escalated to have the request performed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8138198846 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The borrower inquired about the status of his modification.  The agent advised the borrower to keep making single installments of the trial amount until modification documents have been issued.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 01/XX/2018-Comments indicate that the property was not damaged from the FEMA declared disaster (XXX Wilfires).
5387482383 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to verify the status of his claim check. The agent advised of the documents needed in order to release the funds.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4776001659 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The customer called in for their 1098 year end statement and discussed the modification.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
7618897188 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in to inquire about mortgage statements not received and was advised it was due to returned mail. Borrower verified mailing address.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4405941155 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The customer called to ensure their payment was received by the new servicer. The customer was assisted with going paperless online. The customer was set up for a payment for April 1st. The last contact with the borrower was on 05/XX/2019. The borrower requested payment information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2045285018 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to get payment information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4250530781 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower thought there was a payment secured for end of month, but agent advised there is not.
                                           Borrower stated will bring loan current by end of month.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8707584016 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in requesting copy of 1098 to be mailed to her
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6526269562 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  Third party called in said that the account was his wife's but she passed away in 2011 and the
                    and documented         documents were sent in to the previous  servicer.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
4401647024 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in for general account information and wanted to know why he received a bankruptcy statement when he is no longer in bankruptcy. The agent assisted and the call ended.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2013.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is release from stay granted.  The proof of claim was filed 02/XX/2014.  A motion for relief was filed
                                           02/XX/2017.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4701329840 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in very upset wanted to verify if insurance was paid rep  advised insurance is included with escrow and next payment is due 1/2020.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3671787753 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to make a payment.
                                           06/XX/2019 - borrower called to make a payment in the amount of $792.23
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7240190851 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower sent copy of TIN and do not solicit request via servicer research fax inbox.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9646266253 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  11/XX/2018-  Borrower spoke with agent discussed account and next payment draft date.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6793093157 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    requested within the   PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  Borrower called in to dispute fees as well as make a payment in the amount of $2,880.52.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Payoff statement generated 05/XX/2019
1237312921 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2019.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1116851362 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9314743659 3        [3] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damage remains         PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    unresolved and no      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was indication covered by  04/XX/2019.  04/XX/19: Borrower requested ACH bi-weekly application
                    insurance sufficient   Borrower made a payment and requested 1098 information.
                    to cover repair        EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  The borrower called in on 03/XX/2018 to report wind damage that occurred on 03/XX/2018.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5531509248 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3881416518 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower was contacted.  A total amount due was given to the borrower that are corporate advance fees.  The borrower just received a modification and was advised of the payment change effective in
                                           3/19.  The borrower stated they can only make the payment at the end of the month and was given the expectation and consequences.  The borrower was advised the payment due date could not be changed and was advised of self service available but that calls and notices will contine.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4991247941 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  On 06/XX/2019, the borrower called to verify escrow account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2706599793 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower scheduled a payment for 04/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5398472417 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
1778070491 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   02/XX/2019.  The borrower with an unauthorized third party contacted the servicer to bring the account
                    and documented         current. Servicer advised total amount due of $3238.09. The borrower authorized a payment in the amount of
                                           $3238.09 for 02/XX/2019. The borrower also set up auto-payments to begin 03/XX/2019. The servicer processed the payment and reviewed the loan transfer.  Borrower is deceased and Executor/XX/03/2010.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5876356495 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   05/XX/2019.  05/XX/2019: A3P (successor-in-interest) called to make payment of $1043.00 by 06/XX/19
                    and documented         A third party called for general account information.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3346216708 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  On 3/XX/2019 the Borrower had questions regarding payment address. Borrower updated phone number.
                                           On 2/XX/2017 Servicer advised of the process for a modification but Borrower said they would probably reinstate.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2016.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is active.  The proof of claim was filed 01/XX/2017.  On 3/XX/2019 a bankruptcy periodic statement was generated.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
7860133117 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Called the borrower welcome call completed borrower also made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7631538320 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 08/XX/2018.  Authorized 3rd party called regarding letter received stating owes $4323.42.  Servicer explained fees
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2018.  The dispute type is Verbal and the reason is Billing Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputes debt.  Servicer submitted reinstatement quote
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6872858856 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in to make payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3659749966 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to discuss general account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7790723742 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to confirm the address for bill pay setup borrower scheduled a payment for
                                           6/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2015.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6188906092 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  Borrower called to schedule a payment of $1,518.93 to be processed on 11/XX/2017. Servicer processed payment and provided borrower with confirmation number. No further questions or concerns.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1490387982 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to discuss transfer information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8257202298 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Spoke with borrower, customer stated that she receive an email that the loan will be transfer as of 2/XX/19

                                           04/XX/19- The borrower called to regarding a late fee, advised the late fee was from a previous servicer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3304540234 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7508098282 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower called in and stated hardship was resolved and that payment had been mailed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3729577264 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  10/XX/2018.  The borrower and agent discussed account and pending Modification final documents received by the
                    from mortgagor         borrower.  The borrower verified that the property is owner occupied.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit report dispute
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2012.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 01/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 04/XX/2013.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6673879545 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in and made a payment on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is active.  The proof of claim was filed 06/XX/2016.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1597393965 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Credit reporting and the grace period were reviewed during the welcome call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9142119501 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Spoke to borrower. Advised of TAD, borrower declined to set up future payments. Processed payment for 1/XX/19, $1188.02.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
3149435407 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  the borrower called to put the loan on ACH and the agent advised they could set that up on the website. the agent discussed the ability to suspend the payment, but there needed to be a 3 business day notification prior to suspending the payments. the borrower stated they will make a payment of $1724.89 using speed pay on 10/XX/18. the agent also discussed the recent modification to the loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5012192607 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The borrower called to make a payment for $1,735.38.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4530221653 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  The borrower called and stated mailed the payment on 11/XX/2017 for $834.84.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9809030935 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  The servicer advised the borrower they could apply for a 12 month repayment plan but the borrower declined and stated they could pay $2000.00 per month to catch up.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8638659286 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  On 4/XX/2019, the borrower called in about needing information on how to log in and make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9002794685 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  04/XX/2019 Borr called asking about a deferment. Advised deferments are not offered anymore.

                                           Borrower promise to pay $2,567.33 drafting on 02/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7883774267 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Borrower thought he had sent the payment for September but was advised the payment were to cover
                                           July and August.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4178037689 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  Borrower scheduled a payment by phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2944030869 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in with questions about the EA (escrow analysis),  wanted to know when another would be run. Wants to get payment down.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9426222701 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in to inquire on late fees and was advised of mortgage assistance options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
2982792835 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1235955930 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in to cancel auto pay due to double payment. The agent informed the customer that June 2019 payment has been posted. The servicer stated that the auto draft has been disabled.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5803925567 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  The borrower called and made promise to pay for 1435.08
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6806581929 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  On 05/XX/2019, the borrower called to inquire about the status of a payment and scheduled a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9076906944 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Welcome call completed. Payment scheduled for 3/XX/2019. Account number provided so customer could set up their online account. Know your options website provided.
                                           05/XX/2019 - borrower called for general payment information
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6360163894 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8999302721 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to get double payment made online changed from 3/XX/2018 to 4/XX/2018. The last contact with the borrower was on 06/XX/2019. The customer called in to see if the payment had posted.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5303561904 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Borrower made a promise to pay on 12/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2013.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 04/XX/2013.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1393909661 3        [3] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damage remains         PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    unresolved and no      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was indication covered by  05/XX/2019.  The borrower called to make a payment.
                    insurance sufficient   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    to cover repair        REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is neglect.  Comments from 06/XX/2018 indicate Insurance carrier cancelled the policy due to the borrower failing to comply with roof damage.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8189006570 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to get 1098 form emailed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6685729762 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   11/XX/2017.  Authorized third party (niece) called regarding death of borrower and has been authorized to pay
                    and documented         debts. Advised going to work and unable to continue call.  Borrower is deceased and Executor/XX/01/2015.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
6108340198 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  03/XX/2019.  The borrower verified their information and promised to pay $3,827.58 by 03/XX/2019.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2016.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Payments reported late to credit bureau during modification final MOD doc process was taking way too long.  MOD docs were processed and sent to borrower.  Situation appears to be resolved.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3334063379 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
9958933038 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 06/XX/2019.  @06/XX/19: Borrower called in to make a payment iao $2601.31; declined credit card offer
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2017.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower verbally is disputing the foreclosure fees.  Borrower was advised to send in dispute in writing and fax number was provided.  No evidence that dispute was sent in or researched.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
                                           ADDITIONAL INFORMATION: NA
6051718631 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  09/XX/2018 borrower called to make up payment she stated she received. Letter advising it
                                           returned....stated she made payment on 9/21
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
8353671196 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   05/XX/2019.  The borrower called to verify if the servicer has received the most recent payment. The servicer
                    and documented         advised that payment has not been received. The borrower will call their bank and have them send over the payment.  Borrower is deceased and Executor/XX/10/2015.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2573229229 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2019.  The last contact was made on 3/XX/2019, in which the borrower scheduled a payment.  Borrower is
                    and documented         deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6439196055 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The servicer advised the borrower of delinquency and grace period, the borrower stated she would make her payment on the 20th in the amount of $1907.48 and she may have options to arrange other debts so she could begin the routine of making payments within the grace period.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6796685169 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to get password reset.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1135020733 2        [2]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Active          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    insurance claim but    06/XX/2019.  A third party called in to make a payment and to inquire about escrow. The servicer went over the
                    unclear who holds      changes on the account. The third party also needed a check endorsement. Servicer transferred authorized third
                    funds or covered by    party to loss draft.  Borrower is deceased and Executor/XX/23/XX/01/XX/18/XX/07/XX/08/XX/29/XX/20/2017.
                    bid

                    [1] Mortgagor Deceased
                    - Executor/Heir exists
                    to dispose of
                    property; identified
                    and documented
2982890214 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   10/XX/2016.  the a3p wanted to know why they haven't heard back from the correspondence department regarding
                    and documented         their inquiry and the agent advised that this can be within 30 business day of the acknowledgement letter they
                                           sent.The borrower stated that they will mail in the payment today.  Borrower is deceased and
                    [1] Verbal Dispute -   Executor/XX/01/XX/06/2016.  The dispute type is Verbal and the reason is Vacant home dispute.  The dispute is
                    Servicer responded and resolved and the status indicates Servicer responded and appears issue is closed.  Vacant property dispute
                    appears issue is       REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    closed                 FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
                                           ADDITIONAL INFORMATION: NA
6378685293 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  Borrower wanted to make sure nothing was left to do.. Advised the payment would automatically update for the ACH.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3612631446 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Commentary states borrower called in for account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3990379566 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2017.  The customer called due to being in the process of changing insurance companies and wanted to know how much to cover the property.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7112124849 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called does not want refund (extra payment made on account) processed , wants to leave account the way it is.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
5362504906 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  Borrower stated will make Sept payment on 09/XX/18 in the amount of $1532.28 when she gets paid;
                                           borrower declined being set up on ACH payments
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7471185002 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  On 5/XX/2019, the borrower called because they were suppose to have an escrow checked mailed to them and had not received it.  The borrower was advised that they have a negative balance in the escrow due to the modification.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9155462273 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  On 05/XX/2018, the borrower called and scheduled a payment over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4496050707 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower verified their information and made a payment of $1,565.14 over the  phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1806677992 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2019.  Authorized 3rd party (Borrowers' spouse) called to obtain details of the service transfer and
                    and documented         stated that the borrower passed away 3 years ago.  Borrower is deceased and Executor/XX/08/2015.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8206874695 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Borrower called to process a payment over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1843624284 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  The customer confirmed mod documents were sent in 05/24 and set up a payment of $610.00.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7586911899 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Borr called requesting help with online access.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2248846057 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to get refinance information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3340810493 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to request insurance information. The welcome call was completed at this time.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 06/XX/2013 and there is no evidence of reaffirmation.  The proof of claim was filed 06/XX/2013.  A motion for relief was filed 06/XX/2013.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1769123829 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called to advise the payment has been sent. The last contact with the borrower was on
                                           04/XX/2019. The borrower sent an email regarding payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4240740467 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Unauthorized third party Ashley with Shelter insurance called in regarding insurance payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1328420024 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower stated cannot pay the $1,043.00 and can only pay $893.91.  Agent processed payment payment of $893..91.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4885433435 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The servicer assisted the borrower with accessing online account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9310617373 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2019.  Borrower received an insurance check and wanted to know why it was received and why was  the
                    and documented         policy cancelled.  Borrower is deceased and Executor/XX/28/XX/7/XX/22/2019.
2047972581 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8625287011 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to schedule a payment on the account and to confirm transfer information.
                                           Borrower was also provided refinance number. Insurance agent called in to confirm mortgagee clause for insurance renewal.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 10/XX/2016 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
5822346404 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4347369089 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Authorized 3rd party made a payment over the phone
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2448085644 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to request billing statement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4803018282 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in to go over servicing transfer information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4057373007 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  borrower contact promise to pay one payment scheduled for 03/XX/2019. Welcome call completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3456993396 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 09/XX/2018.  The customer called in to make a payment and discussed the endorsed insurance check from their prior policy.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2016.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The customer called in to dispute overdraft fees due to the automatic payment not cancelled.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area, no damages caused by disaster per notation on 09/XX/17.
9184221059 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2017.  Borrower called regarding billing statement and suspense account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2018; no evidence of property damage.
1483723158 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  The last contact was made on 8/XX/2018, in which the borrower scheduled a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
6136750688 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9690909592 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The third party called for the loan number to be able to make a payment. Also noted the authorization is being sent from the prior servicer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2013.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2013 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9662182200 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir
                    property; identified   exists to dispose of property; identified and documented.  The date of death is unknown.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6956164088 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called about billing statement and was advised payment amount has not changed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2013.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7708496470 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower was called in regards to the January payment.  Borrower stated that he  will make a payment online on 1/15.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5039730230 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   05/XX/2019.  The borrower called in to make a payment.  Borrower is deceased and Executor/Heir exists to
                    and documented         dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2672731319 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  06/XX/19: Customer returned servicer's call and confirmed payment is set up

                                           03/XX/19:Borrower stated he will make payment by 03/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4258483073 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called to get information on the new servicer and was provided with the total amount due and advised of last payment received, next due date and applicable fees.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area as noted on 10/XX/2017. There is no evidence of damage to the property.
8778401575 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  The borrower was advised that the September payment is past due and the first modification payment date. The borrower promised to make the payment online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
2210156087 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2016.  The borrower called in to discuss the final modification documents. The agent advised that they had been sent to the borrower and delivered on August 8th. The borrower stated they were self employed and received a lot of mail. The agent stated that if the borrower found the documents they would try to discuss with loss mitigation so the application would not be revoked.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7084745855 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2356408351 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  On 04/XX/2019 Borrower sent an email stating try to make a loan payment but notes stated on a loan Modification. Borrower was advised last payment was received 04/XX/2019. Borrower was advised next payment due 03/XX/2019. Borrower was advised of how to view a breakdown of monthly payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
9747581882 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2017.  Borrower called in to change bank info for 2/XX/2017 payment and borrower made payment for
                                           $1,518.65 for 3/XX/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9845416129 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in to go over their monthly statement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2019 and there is evidence of reaffirmation.
                                           The commentary dated 06/XX/2019 states the bankruptcy was discharged on 05/XX/2019 but a reaffirmation was filed on 05/XX/2019 so cannot close the bankruptcy until 07/XX/2019.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3644706016 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   05/XX/2019.  The borrower called and stated they did not want to change insurance.  Borrower is deceased and
                    and documented         Executor/XX/26/2013.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1099071161 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
4145051689 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower inquired about PMI request.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3968536822 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Welcome call to borrower, advised of online payment and provided escrow disclosure.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2013.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2013 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8772003840 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A claim was filed for ice damage that occurred on 09/XX/2016.  Claim funds were endorse and released to the borrower on 03/XX/2017 and the claim was closed on  03/XX/2018 due to being non-monitored.
8893987930 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  3/XX/2019-  Borrower spoke with agent discussed account status, loan details payment methods when loan is Bankruptcy.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is active.  BK details minimal
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2976346382 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7770080457 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  The borrower called in to advise that he received a letter from the insurance company stating that the premium had not been paid. The agent advised that it was paid on 09/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9365309080 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 03/XX/2019.  Borrower called in, payment did not go through and borrower made the payment again. Borrower authorized payment for $1815.02, effective 3/XX/2019.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2019.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Notes indicate that borrower made a verbal dispute on credit report that had occurred on 11/XX/2016.
                                           System updated fields to reflect the loan status as current.. Show payment history through 7/2017
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2873557248 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to go over insurance policy change
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
1802039047 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2712380284 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  Borrower states that he set up his payments and just received stating that his payments will go
                                           up. He wanted to know would his payments automatically be adjusted. He was advised that they will not. He decided to change the payment amounts $1253.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6576636285 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
4866549988 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      03/XX/2019.  The borrower called in and made a promise to Pay $800.00 on 03/XX/2019 via bill pay. The promise indication covered by  was kept.
                    insurance              EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2011.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 09/XX/2012 and there is no evidence of reaffirmation.  The proof of claim was filed 01/XX/2012.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower reported roof damage on 09/XX/2017 due to disaster.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.
                                           The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
8398298406 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Called borrower requested payment - borrower thought he was on auto pay - made a promise to pay
                                           $509.05 by 06/XX/2019. Advised on how to set up the ACH.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1507800332 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   08/XX/2017.  On 08/XX/2017, 3rd party authorized called to verify account status.  Borrower is deceased and
                    and documented         Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
6774629003 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Comments from 11/XX/18 indicate borrower spouse had loss of income due to pregnancy. Borrower only had one income but should now be able to bring account current.  Borrower made payment for $3000 and will pay remaining $835.64 with next pay check.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7958027425 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower reinstated with 4 payments processed by phone pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1610962397 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  04/XX/209 Borr called to pay 2 payments and gave rfd.

                                           Advised had an escrow shortage $1,164.17 and spread over 48 months. Advised estimated to pay hazard insurance scheduled March payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7820476442 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
9550659808 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   04/XX/2019.  The borrower called to make a payment.  Borrower is deceased and Executor/XX/15/2018.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1971175540 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  On 01/XX/2019, the borrower called to verify payment was received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9163436217 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in to make a payment and stated she had intentions of payoff loan but chose to make regular payments instead.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5124534476 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   11/XX/2017.  The customer called in for the status on their modification and confirmed scheduled payments for
                    and documented         12/XX/17, 01/XX/18, and 02/XX/18.  Borrower is deceased and Executor/Heir exists to dispose of property;
                                           identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5159223840 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    requested within the   PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  05/XX/19: Servicer provided borrower with an estimated payoff amount

                                           11/XX/18: The borrower made a payment by phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Payoff requested 05/XX/19
6882124228 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
3667571736 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The Borrower called with questions about a letter that was received in the mail about hazard insurance
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
2333132173 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4584889993 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  On 06/XX/2019 an inbound call from from an unauthorized third party called and for payment options inquiry; no other details were disclosed
                                           Spoke with other party who called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
3909655196 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called in to inquire about payments on the account. Borrower had been unable to work since had an accident in 2013.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5966722974 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
6764712994 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  Outbound call made to borrower and advised of total amount due.  Advised borrower that the loan is past due.  Call unexpectedly disconnected.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4595852300 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2018.  Borrower asked if we refinanced.  Advised need to call an outside company to inquire about
                    and documented         refinancing.    Also told borrower of payment change due to county taxes.  Borrower is deceased and
                                           Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7988100091 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to schedule a payment. Payment was confirmed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3756763466 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   04/XX/2019.  The borrower made a promise to pay.  Borrower is deceased and Executor/Heir exists to dispose of
                    and documented         property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3138954461 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2017.  The customer called and was given the total amount due and stated that they mailed the payment and questioned the late charges and escrow shortages
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9040953467 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 06/XX/2019.  Borrower stated payment made online scheduled for 06/XX/19.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2017.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Comments indicated there was a fee dispute, however; there was no evidence to indicate the issue was still outstanding as of the end of the review period.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3434259216 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   01/XX/2017.  The customer called in regarding a tax bill  and confirmed taxes disbursed on 12/XX/17.  Borrower
                    and documented         is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
6608210971 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  The borrower called regarding the billing statement and past due balance. The borrower was advised that the statement was generated before the payment was received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1646540265 2        [2] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    issue open with active BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    efforts to resolve     06/XX/2019.  Third party called in to get tax information and was advised that he does not show as the successor as of yet. He states that he sent in the required documents.  Borrower is deceased and
                    [1] Mortgagor Deceased Executor/XX/15/XX/18/2019.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is not
                    - Executor/Heir exists resolved and the status indicates Servicer responded and issue open with active efforts to resolve.  Successor
                    to dispose of          Heir of property called, stated that he has been given incorrect information regarding escrow shortages, late
                    property; identified   fees, etc and no one has ever explained the issue to them. They state $7500 in additional escrows have been
                    and documented         added on loan and was advised not to make payments while investigating the issue that has led to late fees.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7929528321 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  A third party called for account information.  The caller was given last paid, next due and unpaid principal balance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2015.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 11/XX/2015 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A claim was filed for tree damage that occurred on 03/XX/2018.  The claim was closed with a 100% inspection noted on 05/XX/2018.
4060395512 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower schedule payment by phone for 05/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9765234622 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Servicer provided welcome call information and discussed 1098
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7939332297 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Last spoke to borrower when they called inbound to discuss the general facts regarding the loan, payments and status of the loan with new servicer
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3296259514 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2017.  Borrower called in to pay the past due amount.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8816573826 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 06/XX/2019.  The borrower called in and said they will mail Junes payment today.  Promise to pay $1,066.11 by
                                           07/XX/2019 via mail.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2017.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  A verbal late fee dispute was placed and resolved on 02/XX/2017.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4270322450 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in to follow up on a loss draft check. The borrower was advised to allow two business days for the check to be endorsed and released.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8882090637 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3270921222 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  The borrower called in for assistance with their online account and requested that the tax form be mailed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5332595599 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to see if payment was received for April.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2013.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 12/XX/2013.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5931934336 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  The Servicer made a collection call to the borrower.  The Servicer reset online account.  The borrower will be making a payment online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2012.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 11/XX/2012.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6044363865 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Borrower one verified mailing address I also asked about October payment borrower does not want to set up payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1604304074 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  09/XX/17: borrower called to see if she was current under modification because she would like to refinance.  Servicer advised that her last modification was in 04/XX/13/2019 - Borrower called with auto pay questions.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6104015721 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  ON 06/XX/2019, the borrower called to authorize a payment over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
2280838642 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  On 8/XX/2018, the borrower called in to set up a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2013.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2014 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9483294984 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  6/XX/2019-Notes indicate the borrower called to schedule a Promise to Pay payment for $2457.80 effective 6/XX/2019. The agent advised of the payment confirmation number.

                                           The customer called in to get general account information and servicer advised customer of the new loan number. The customer wanted to set up payment for automatic draft. The payment was scheduled for 04/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2779467529 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Spoke with borrower, customer called in about not being able to login on;ine as she was told she would advise the transfer process does go through end of day today and she will be able to access starting tomorrow morning
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1645443715 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  The borrower requested a copy of their payment history; agent advised it would be faxed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1627551153 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to set up his app. The agent walked his through the process.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5627029562 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2017.  The borrower called on 4/XX/17 to ask that the automatic payment scheduled to be postponed until
                                           5/XX/17.  The borrower scheduled a $700.32 payment for 5/XX/17 and would go back to automatic withdrawals in
                                           June 2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8956904050 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  Borrower informed the agent that he has received his final modification documents and that he accepts the terms. He also states that he will return the documents signed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4572713851 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7952749684 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The borrower stated they already have a payment scheduled.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
3417971168 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower scheduled a payment by phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2892134714 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Authorized third party borrower daughter called in to make sure extra payments is going towards principle rep advised yes and completed welcome call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9619600045 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir
                    property; identified   exists to dispose of property; identified and documented.  The date of death is unknown.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
7990749746 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   05/XX/2019.  05/XX/2019 Spoke with Auth 3rd party regarding insurance info.
                    and documented
                                           Authorized third party called and stated payment was drafted twice from bank account. Spouse of deceased borrower has assumed loan and completed modification.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5505891308 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called regarding a $30 charge on his statement.  The agent advised that the inspection will occur every 30 days until current. The March and April 2018 and January and February payments were made outside of the month causing inspections to be ordered.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2015.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2015 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was referred to as abandoned in 1/XX/16; more recently as non-owner occupied and most recently as owner occupied.
3766790974 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  Notes indicate that borrower called to verify why their payment was returned to them. The borrower also wanted to inquire on their advice is available to have their account get current. Also, inquired about possibly refinancing.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2778414499 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  3/XX/19-The customer called in to get loan transfer information and was counselled on the know your options site.

                                           06/XX/19-The Borrower called regarding the July payment, asked why it was lower. Advised due to suspense funds.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is active.  The proof of claim was filed 08/XX/2018.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6511621501 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2016.  Borrower called for modification and trial plan status.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
5349910948 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 02/XX/2019.  02/XX/2019 -- Talked to borrower for general account questions.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2018.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower made a credit reporting dispute.  Related to the Chapter 7 discharge.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2016.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2017 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5235430194 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Spoke with borrower, borrower was transferred for PMI removal information but the call disconnected before I could go over info
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2767125524 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 05/XX/2019.  The borrower was contacted and they stated they were unable to access the website. The borrower was advised they were now able to. The borrower made a payment over the phone
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower called in to dispute a missing payment on 01/XX/2017.  Two payments were scheduled for
                                           12/XX/2016 and 12/XX/2016, only the 12/XX/25/XX/14/XX/14/2018.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3324553739 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called inquiring as to why their amount due this month. Associate explained funds in suspense and the post peititon will show paid through 06/XX/2019 and the loan still show payment for May is due but funds in suspense can apply towards May payment. Welcome call was completed on 04/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is active.
                                           Active bankruptcy filed not much information provided.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
4994150332 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   04/XX/2019.  The borrower called and made a modified payment.  The borrower also updated phone numbers and
                    and documented         authorized calls on their cell phone.  Borrower is deceased and Executor/XX/08/2012.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7527348683 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  The authorized third party was advised of the modification terms and scheduled the first payment for 06/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3165119515 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  Customer called regarding periodic account notice wanted clarity on why he is receiving period account notices.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1484534869 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called in to discuss escrow shortage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2015.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2015 and there is no evidence of reaffirmation.  A motion for relief was filed 06/XX/2015.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9300186395 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and
                    property; identified   Executor/XX/28/2015.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
2282236161 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The borrower called and spoke to the Servicer and advised of the payment made on 10/XX/2018. The borrower stated will like to make another payment on 10/XX/2018 in the amount of $ 1,655.00. The Servicer advised that if the payment was made on 10/XX/2018, would avoid late fee and added a new number for the loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1060039439 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2017.  Borrower called in to inquire about a payment. There has been no further contact with the borrower
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5085194383 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   12/XX/2018.  Borrower called for a copy of the assumption agreement on 12/XX/2018 and verified the property is
                    and documented         owner occupied.  Borrower is deceased and Executor/XX/30/XX/08/2016.
3751440439 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in and was advised of loan transfer information
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2583663265 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to see if insurance will be escrowed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9376520422 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 05/XX/2019.  Borrower called, made partial payment and requested funds to be reversed from principal and applied to suspense to ake the May payment.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower called in to dispute a misapplied payment.  Funds were reversed from principal and applied to the May payment.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2013.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The proof of claim was filed 02/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1569349232 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to make a payment of $760.55. She also inquire changing her due date. She was advised that she cannot change her due date but have been given 15 day grace period.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7262156261 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called to make sure the last payment has been received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1145524596 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2016.  The borrower called in and stated that money was taken out of their account without their authorization and they were assessed a fee.  The borrower stated that they were going to send an email to their supervisor.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2085262274 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower scheduled two payments and was concerned about processing fee.  Agent waived the fee.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3609611027 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  Borrower called and scheduled a payment by phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5934454919 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  @04/XX/19: Servicer answered all questions from borrower.  Customer states property is tenant occupied; RFD is excessive obligation due to IRS tax obligations that will probably continue for at least the next 3 years
                                           Borrower called in states received check for $3,300 for damage to property and wants to know what she needs to do with it.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: A claim was filed for hail damage that occurred on 12/XX/2018.  Claim funds in the amount of $3382.04 were endorse and released to the borrower on 02/XX/2019 and the claim was closed after confirming with the adjuster's report.
9996942288 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2016.  On 10/XX/2016 Borrower sent letter stating September payment was made.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
8231853181 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  The borrower called to inquire about the $15.00 inspection fee on the billing statement. The borrower was advised the fee would be deducted with the ACH payment on 6/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4677019091 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  the borrower called in on 3/XX/19 to schedule a payment of $680.17. The last contact with the borrower was on 06/XX/2019. The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
1549418393 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower updated the phone numbers on file and discussed setting up automatic draft payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9489373347 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to discuss why late fees showed up on the account. Advised they are from 2016 and 2017. Borrower requested transfer to refinance department.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2850144080 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called requesting copy of 1098 to be emailed
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was in FEMA disaster area 11/XX/2017; no evidence of damages.
5772940482 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called and made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1413900790 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower scheduled payment by phone.  ACH paperwork was mailed to borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9442321058 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Customer called in to make a payment of $583.27
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
5720371294 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called to inquire about insurance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9743145381 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Notes indicate the borrower called to inquire why their payment for $1000 was returned to them.
                                           The agent advised the payment was rejected due to them being in a modification plan and the payment wasn't the exact amount. The borrower also advised they thought additional documents needed to be completed for modification loan and didn't want to do it.for the small difference in the payment. The borrower also advised that once they read the modification documents, they realized they were already in the loan modification process. The agent advised that was correct and all that was needed was for them to finalize the documents by signing them.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4560089395 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  Commentary states authorized third party called in regarding the receipt of a letter about a missed payment. Borrower was advised of the trial information and process.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2013.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2014 and there is no evidence of reaffirmation.  A motion for relief was filed 01/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1013202338 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7736681576 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Authorized third party borrower spouse called in regarding 1098 form and PTP $1,473.27 on
                                           4/XX/2019 by bill pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
6495805091 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2017.  Commentary states borrower called in requesting the status of the loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1507682203 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  The borrowers lawyer called to confirm BNK status.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 07/XX/2018 and there is evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5015182784 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to find not why insurance had not yet been paid.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The foreclosure action on this loan was closed and billed on 09/XX/2018 due to loan reinstatement. This property is located in a disaster area designated by FEMA. XXX Wildfires, Flooding,
                                           Mudflows, And Debris Flows (DR-XXX) declared on 01/XX/2018. No damages reported.
4441922094 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
4836078577 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   05/XX/2019.  The authorized 3rd party called to get information on the escrow shortage.  Borrower is deceased
                    and documented         and Executor/XX/07/2015.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
3588009946 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  Borrower called in payment for $681.43 for 10/XX/2018 and payment for $657.70 for 11/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1449244589 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
2887835861 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  The borrower called to make a payment.  Borrower is deceased and Executor/Heir exists to dispose
                    and documented         of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3241741493 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  Borrower had questions about the billing statements. Borrower was informed of late fee in the amount of $10 on the account, Borrower also had questions about the escrow balance. $2,119.66 split into 36 months
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2672520884 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  The borrower inquired about a $15.00 fee on the account; the servicer advised the fee was paid with the recent payment on account. The servicer advised the fee was for reco charges and if the account is kept current the account would not be charged fees. The servicer advised borrower as to how to file a written dispute; no indication a dispute was received from borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2009.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  Unable to determine date of closure
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5673063648 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Inbound call to make payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7634112467 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  The borrower called to make payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4297630704 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in reagrding the statement showing payment due. The borrower was advised the account was current and the next due date. The borrower made a promise to pay for 06/XX/2019 via the website.
                                           A welcome call was completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is dismissed.
                                           The bankruptcy was dismissed on 03/XX/2018.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7865977748 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in on 1/XX/17 for 1098 tax form, advised form will be mailed out.  Borrower inquired about increase in payment , told due to county taxes.  Borrower calling payments.  Borrower inquired about letter received on transfer of loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5664885814 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2616797724 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 03/XX/2019.  Commentary states borrower called in to make a payment on the account.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Payment dispute
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1549904419 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in and made a payment over the phone. The borrowers financial situation was assessed. Welcome call was completed with borrower stating RFD death in the family and scheduled payment for
                                           May and June with the effective date of 05/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1959314043 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  05/XX/2019- Borrower called about escrow shortage. Advised it will be spread over 48 months.
                                           05/XX/2018-The borrower was contacted in regards to the borrower's intent with the final modification documents. The borrower stated they were in the process of getting everything together and sending back to the servicer, and had no additional questions.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2011.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2011 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5272700961 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  On 8/XX/2018, the borrower called in with questions about the payment and why it went down.  The borrower was advised that it was because the escrow.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6809630741 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower asked why the mortgage documents were being sent to attorney and was advised to have attorney send a letter stating borrower was no longer represented.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 02/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 04/XX/2015.  Another bankruptcy filed 02/XX/1988 (case #XX-XXXXX) and discharged
                                           05/XX/1998.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9733736992 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower called to make payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
1063307387 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  06/XX/19: borrower called to make a payment iao $2011.72

                                           Authorized third party called on 03/XX/2019 to schedule payment and associate was able to complete the welcome call. Comment dated 02/XX/2019 borrower inquired as to why their payment increased and why a late charge.
                                           Associate advised taxes and insurance went up and explained late charge.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3198269534 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called for payment information, welcome call completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1111366195 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower requested servicer stop sending written correspondence, and agent advised that was not possible.  Borrower asked to be escalated, and supervisor advised borrower to send written request to stop correspondence.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2874029819 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 02/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  4-16-2019 Borr called to make a payment iao $354.65

                                           Borrower made a payment over the phone and discussed decrease in payment due to escrow decrease.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8908623785 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called to state she did not receive billing statements borrower set up payment for
                                           5/XX/2019 went on to complete the welcome call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2015.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is release from stay granted.  The bankruptcy was discharged on 03/XX/2016 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2779084207 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Borrower states the lights are cut off. Borrower states there was a payment of $1,467 taken out of his bank advised borrower a payment of $776.41 posted no extra funds posted. Advised borrower statement dated 12/XX/2018 had $691.28 posted.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2841570267 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  06/XX/2019 - borrower called to make a payment in the amount of $1042.34
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
3325120389 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Mortgagor Deceased 04/XX/2019.  @04/XX/2019: A3P called to check on payment. Servicer advised of funds in suspense $51.47
                    - Executor/Heir exists Spoke to son of deceased borrower. Son stated borrower has been deceased for 7 years and he has been living in
                    to dispose of          the property. Advised to send in documentation.  Borrower is deceased and Executor/Heir exists to dispose of
                    property; identified   property; identified and documented.  The date of death is unknown.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is active.  There are no other bankruptcy notes on file.Per notes son called and stated he is on deed and he filed for bankruptcy back in 2016.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7837488744 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower was contacted to discuss their post petition status and payment information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2014.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is active.  A motion for relief was filed 03/XX/2016.  The final cure was filed on 12/312018.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2357726317 3        [3] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damage remains         PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    unresolved and no      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was indication covered by  06/XX/2019.  Borrower called in to check the status of ACH. Says mailed forms on 06/XX/13/XX/25/2018 to report
                    insurance sufficient   water damage due to flooding.  The borrower noted water damage and propane tank is in danger of falling into
                    to cover repair        the lake. The borrower does not have flood insurance and there is no evidence of a claim being filed.  The damage repair amount is estimated at $10,001.00.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5838509120 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  Borrower called in about a payment that was not posted and was advised it was not set up.
                                           Borrower scheduled the payment on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6730108643 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Borrower called on 08/XX/2018 with payment inquiry. Associate advised borrower of the reinstatement amount and borrower stated they will be able to wire the funds today bringing the loan out of a foreclosure status. Borrower verified the property is owner occupied.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7981854185 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower inquired about negative credit while going through modification.  Agent advised reporting during modification reflects when payments are made.  Agent stated if borrower has proof payments were not delinquent, borrower should send to servicer for correction.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7729033854 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  04/XX/2019-Notes indicate the borrower called to schedule a Promise to Pay payment for loan account in the amount of $760.44 effective 5/XX/2019. Agent advised the borrower of the payment confirmation number. The borrower also inquired about moving the grace period back to the 18th like the prior servicer The agent advised of not being able to move the grace period but since it was with the prior servicer would send an email to the research to verify if that was a possibility.

                                           The borrower called in and discussed the NOI on the account and how the loan could be brought current.
                                           Advised that it had nothing to do with the bankruptcy and the borrower should contact the attorney to see when that would fall off.  Advised the borrower they could bring the loan current by 9/XX/05/XX/06/2011 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
5073794492 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower made a payment by phone.and requested a repayment plan. The borrower was advised that once the loan transfer is complete, the new servicer would need to be contacted.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by XXX wildfires as noted on
                                           11/XX/2018. There is no evidence of damage to the property.
2200663682 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in to make a payment on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 04/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8791889890 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3771417304 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 10/XX/2018.  Inbound: Borrower called in to inquire about dates of payment that she had no history. Dates were provided by servicer.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2016.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Payment dispute made and comment indicates resolved.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7401383649 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2017.  Customer stated final documents would be signed and sent in along with a check for April's
                    and documented         payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.
                                           The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4410715300 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Associate completed the welcome call on 03/XX/2019. Borrower stated they will receive their SSI payment on the 3rd week of the month sometimess and other times it is late. Borrower called on 02/XX/2019 to schedule payment. Comment dated 09/XX/2018 borrower stated they are setting funds aside in order to make their payments within the grace period. Associate advised borrower on 08/XX/2018 of modification that was completed in 08/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8516798561 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  Borrower scheduled payments for August, September, and October as part of 6 payment repayment plan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
8394265378 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to see why he got a shortage letter for escrows advised taxes changed and advised of new payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2013.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  Comment dated 01/XX/2019 cites case was closed without discharge. Discharged was denied as cited on
                                           01/XX/2019. Prior chapter 7 cse #XX-XXXXXX was discharged on 01/XX/2013.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5845944603 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  Spoke with borrower who stated received a tax bill and said they need a partial number.
                                           Transferred call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6236257334 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
5085824015 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Notes indicate the servicer contacted the borrower about their delinquency for the months of
                                           January and February. The borrower advised they just started a new job. Evidently the borrower was at work and wasn't a good time to talk. The agent advised for borrower to call back when the time is right for them to discuss repayment of the delinquency.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7149850057 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7570886675 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
4120787444 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in needing 1098 updated due to PMI amounts not listed on 2018 year end statement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7581006333 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  On 06/XX/2019 Borrower called to make a payment. Borrower was advised of fee for making payment
                    and documented         on the phone. Borrower was provided with know your options for available assistance.  Borrower is deceased and
                                           Executor/XX/19/2015.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8347136785 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called for account status and agent advised need a payment in the amount of $258.09 to bring loan current.  Borrower made payment.  Borrower requested 2017 and 2018 1098 tax forms.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6532826171 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
9532777492 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower called and stated was locked out of account. Agent advised borrower to reset password and borrower was able to get back into account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7765485038 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  The borrower said they would need to look into tax situation  The loan is currently escrowed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2269579646 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called in and made a payment in amount of $1549.81 and was provided with the confirmation number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8749504199 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Servicer advised loan was transferred 03/XX/2019 and sent online link to account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4421587628 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  11/XX/2018.  Tthe customer called to schedule a payment, wanted to confirm the posting of the last payment
                    from mortgagor         sent in
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit Bureau dispute resolved
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
3185833992 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower spoke with agent discussed account status and made arrangements to pay $ 1882.88 scheduled date for 03/XX/2019.  Agent advised the borrower of the know your options site updated telephone numbers given cell phone contact permission.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2360331589 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   04/XX/2018.  4/XX/18  Borrower called about fees and was advised they are legal fees, recoverable corp bal
                    and documented         $259.62.  Advised he can request info on fees.  Advised fees may be due to a modification that was done in
                                           2017.  Advised monthly pmt is $925.06, Borrower to mail in payment, advised of grace.  Advised of processing
                    [1] Written Dispute -  fees.  Borrower is deceased and Executor/XX/14/XX/14/2016.  The dispute type is Written and the reason is Fee
                    Servicer responded     Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further within 60 days and no  communication from mortgagor.  Borrower disputed BPO fee during 2016 delinquency period, Lender responded in further communication  writing.  Loan was later in foreclosure proceeds and cured with modification.  Borrower  continues to question
                    from mortgagor         corp advance fees related to legal fees from foreclosure process.  Appears to have been asked and responded to verbally and resolved.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2490174444 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   10/XX/2018.  On 10/XX/2018, executor of the estate called to request information about interest paid.
                    and documented         Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
5946140739 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  04/XX/2019.  Borrower called in about the privacy notice; called to obtain the clarification of the lender
                    from mortgagor         paid expenses.  Servicer added the caller to the do not solicit list
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2018.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower states attorney sent letter regarding payment dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2017 and there is no evidence of reaffirmation.
                                           The proof of claim was filed 07/XX/2012.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6898226928 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir
                    property; identified   exists to dispose of property; identified and documented.  The date of death is unknown.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7760875233 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower promised to make payment via web by 06/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7788297688 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in PTP $1,466.46 by bill pay on 4/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
2421622539 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2017.  The customer stated they returned the ACH form. The customer wanted to make sure the March 1st payment did not auto draft on the 14th. The customer was assured it would not auto draft. The customer set up a payment for 3/XX/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4148146526 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Customer inquired about late fee waiver advised customer no courtesy waivers can send in written request.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8830810607 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5040078084 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in to make a payment and the agent advised how to register online to view
                                           FICO score.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
9841699514 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  The borrower stated she is changing her insurance and wanted to know if insurance was paid.
                    and documented         Borrower is deceased and Executor/XX/21/2016.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
3215227630 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower contacted the servicer on 03/XX/2019 to schedule a payment on 03/XX/2019 in the amount of $2,592.37.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5436947136 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  The customer called and requested a payoff quote on 07/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1449658119 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    requested within the   PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3392126284 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower verified their information and stated they had overlooked the payment.  They made a payment of $4,975.66 over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2718268807 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Commentary dated 09/XX/2017 reflects that the property was located in a FEMA natural disaster area due to Hurricane XXX.  No property damage was cited.
1272645053 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  Associate advised borrower on 07/XX/2018 they have completed the trial modification and the expected payments of $605.56 and the final documents to be sent FedEx. Comment dated 04/XX/2017 borrower was advised they have been late a long time, payment guidelines and late fees in the amount of $404.72. borrower disputed the fees and was advised to send letter of dispute.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5419790849 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to request website password reset.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6196034434 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called and went over general information and we went on to complete the welcome call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2032982684 2        [2] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    issue open with active BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    efforts to resolve     03/XX/2019.  The borrower called in about missing payment and stated account should have been current from
                                           Seterus. The servicer put request for an audit. Borrower made promise to pay $1589.13 by 4/XX/19
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2019.  The dispute type is Verbal and the reason is Billing Dispute.  The dispute is not resolved and the status indicates Servicer responded and issue open with active efforts to resolve.  The borrower called in about missing payment and stated account should have been current from Seterus. The servicer put request for an audit.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2010.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2010 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2294975265 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower called to schedule payment on 01/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8523112583 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   02/XX/2019.  The borrower called to request the endorsement of an insurance claim check. The borrower stated
                    and documented         that there was damage to the lower level of the property.  Borrower is deceased and
                                           Executor/XX/10/XX/04/XX/18/2019 due to the claim being classified as non-monitored.
9926290514 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower contact to make a payment for February why payment late forgot. Went over grace period.
                                           06/XX/2019 - borrower called to schedule 3 payments
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4588874307 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  05/XX/19 Borr emailed regarding what payment amount would be required to payoff the loan in 15 years.  Was directed to Mr. Cooper.  Borrower still needs assistance.

                                           Borrower scheduled payment for 4/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 01/XX/2017 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2367913367 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower made a payment over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7265335215 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2017.  Borrower request to have a copy of the Western Union receipt faxed to there Attorney.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1371321981 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8321447968 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to see if servicer received payment lawyer sent.  Agent advised it has not posted yet and suggested calling back in a few days.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6375260327 1        [1] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Active insurance claim PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    and funds held by      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    servicer with          06/XX/2019.  Notes indicate the borrower called regarding the indication of related  procedure/XX/16/XX/22/XX/22/XX/11/XX/16/XX/19/XX/25/XX/26/2019 and the claim is classified as enhanced endorse
                    contractor bid         and release, pending the final inspection.  The damage repair amount is estimated at $11,814.93.  Property
                    sufficient to cover    repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                    repairs                ADDITIONAL INFORMATION: NA
8113352964 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The customer stated they got their billing statement and wanted to know what the amount was for.
                                           They were informed the statement was sent out early before the payment was received. The customer stated they are occupying the property.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2013.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 09/XX/2018.  The proof of claim was filed 09/XX/2013.  A motion for relief was filed 07/XX/2013.  Chapter 13 filed 6/XX/2013 as case #XX-XXXXX dismissed 9/XX/2018.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3114348581 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4771909021 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  The customer stated they saw a lot of money in suspense and that they owed about $48. The agent stated they would look into it. They were advised it was fees. The customer was asked if they were doing the modification and the customer stated they did not want to do it and can manage their payments. The customer stated they were back to work. The payments were set up for 8/XX/2018 and 9/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 09/XX/2018-The property was located in a FEMA declared disaster area due to Hurricane
                                           XXX which occurred on 09/XX/2018. No damages were reported.
2114852486 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5352432506 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  06/XX/2019: Borrower called to confirm June payment was scheduled.  Borrower scheduled 3 payments for June, July & August iao $1036.55 for 6/XX/19, 7/XX/19 & 8/XX/19.

                                           Spoke to Borrower and they made a payment in the amount of $1,000.00 and confirmed loan terms.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
8395639234 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Notes indicate the borrower called to schedule a SpeedPay payment for loan account in the amount of $434.90 effective 2/XX/2016. Agent advised the borrower of their payment confirmation number being emailed to them. Borrower called in regards to their billing statement showing due for 2 payments. Associate informed borrower their payment 05/XX/2019 was posted to April. Borrower stated they sent that payment to prior servicer and associate informed to send documentation of the payment to research for a missing funds request.
                                           Comment dated 05/XX/2019 authorized third party; daughter called to see why payment was reversed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5370681343 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8958108864 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2513192549 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  Borrower called regarding billing statement. Servicer advised due to prior bankruptcy on account billing statements are not sent.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2017.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2017 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3578839296 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  On 06/XX/2019 Borrower called to inquire when taxes and insurance payments are due. Borrower was advised of the payment dates and amounts.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1298160303 3        [3] Title Issue -:     LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Senior Liens           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Mortgagor Deceased 05/XX/2019.  Borrower scheduled a payment by phone.  Borrower is deceased and Executor/XX/04/XX/15/2003.
                    - Executor/Heir exists Obtain discharges on both prior mortgages.  The foreclosure was closed out prior to resolution.
                    to dispose of          PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current
                    property; identified   occupancy status is UTD.
                    and documented         ADDITIONAL INFORMATION: NA
6459969043 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1967449904 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  06/XX/2019-Notes indicate the borrower called to go over the escrow analysis and to advise of not having an HOA

                                           The borrower was advised of total amount due and stated they are in the process of a divorce.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6260439126 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9705606600 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  Authorized third party, spouse of borrower, called to inquire why payment had not come out of account on the first and was advised that it would start automatic on 10/XX/2018.  Borrower then made a payment by mail.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2283910469 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower stated there is no financial hardship and believed the payment was made.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7283818483 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  10/XX/2018.  Borrower called for payment inquiry regarding forbearance plan.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2016.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A written dispute was received on 07/XX/2016.  The account was updated and a payment history was provided.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
7235924257 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to inquire about payoff request.
                                           06/XX/2019 - borrower returned call with a promise to pay
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX, noted
                                           on 9/XX/2017.  There is no indication of damage.
1079769122 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   04/XX/2019.  The servicer completed the welcome call and advised of the billing, payment options, website
                    and documented         information and disclosures.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7655881669 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2016.  The borrower stated they had fed ex'd the final documents yesterday.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3584143756 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4216176408 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower was advised of total amount due. The agent also advised the borrower of the bad check stop on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a disaster area on 9/XX/2017 due to Hurricane XXX. No damages reported.
1491781116 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called regarding general transfer information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5522396292 3        [3] Delinquent HOA     LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Fees                   PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower advised that he mailed payment on 06/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2015.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2015 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The comments on 04/XX/2019 indicated the HOA dues are delinquent; delinquent amount was not provided. The request to pay them was denied due to the lien holder's position is not in jeopardy if the HOA decides to foreclose on the property. There was no evidence of the HOA beginning the foreclosure proceedings.
2321912067 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2016.  Servicer advised borrower of total amount due $781.58; speed-pay taken using historical banking information
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2016 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4947888400 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower was advised of total amount due and inquired about loan transfer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5066288888 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   04/XX/2019.  Customer called to make a payment. Payment Amount: $919.18.  Confirmation Number: 98900985
                    and documented         Borrower is deceased and Executor/XX/30/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3353489366 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1321463813 1        [1] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Active insurance claim PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    and funds held by      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    servicer with          06/XX/2018.  Borrower processed a total of 2 payments. One of the payments was for 07/XX/2018 in the amount of indication of related  $1,977.22 and the other was for 08/XX/2018 in the amount of $1,824.77. Borrower was advised of the maximum of
                    contractor bid         three payments that can be set-up as pending payments.
                    sufficient to cover    EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2018.  The dispute type is Verbal and the reason
                    repairs                is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The servicer advised the borrower on 06/XX/2018 the amount needed to reinstate the account. The
                    [1] Damaged Interior - borrower advised they were disputing the corporate advances fees and did not want to pay them at that time.
                    Active insurance claim REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    and funds held by      FORECLOSURE: No evidence of current foreclosure activity.
                    servicer with          BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    indication of related  LITIGATION: There is no evidence of litigation on the file.
                    contractor bid         TITLE ISSUES: There is no evidence of title issues.
                    sufficient to cover    PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                    repairs                The comments on 01/XX/2016 referenced a claim was initiated for water damages the occurred on 04/XX/2013. The claim check for $163,743.41 was deposited on 03/XX/2016. The notes indicated the property was destroyed and
                    [1] Verbal Dispute -   was required to be rebuilt. A check for $52,845.38 was disbursed on 03/XX/2016 for repairs. A second draw of
                    Servicer responded and $49,229.86 was released on 05/XX/2016. The notes stated an inspection showing 100% of repairs was needed to
                    appears issue is       release the remaining funds. The borrower advised on 06/XX/2017 the home was rebuilt and ready for inspection.
                    closed                 The servicer advised they needed to send in a copy of the floor plan along with an itemized adjuster's report for the inspection. The comments on 01/XX/2019 referenced the required documents were not yet received in order to schedule the inspection. After the service transfer in 02/XX/27/2019 stated the claim information had not yet been transferred. There was no evidence of the final inspection being completed, or the remaining funds being released.  The damage repair amount is estimated at $163,743.41.  Property repair is in process.
                                           The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9640348790 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  06/XX/2019 third party called to discuss insurance. On 06/XX/2019 the borrower called to discuss
                    and documented         payment. The borrower called to make a payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5806934690 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  03/XX/2019.  3rd party called in to go over loan amount, terms and payment history.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputed credit reporting. Servicer updated payment history and issue appears to be resolved.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2013.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2013 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7216984216 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  On 06/XX/2019 the borrower called in to inquire about year end statement 1098 inquiry, Borrower called in payment for $772.83 for today.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7801058283 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to make a payment on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2012.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2012 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
2235459988 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to process a payment on the account.
                                           06/XX/2019 - borrower called for information regarding refinancing
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5328186910 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
9102934978 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Borrower called to see when her payment increased a extra $400.00. Lender advised the taxes increased.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1701654989 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  The borrower called and made promise to pay Had to reset online access.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9752182396 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2019.  The borrower called to inquire about escrow. Borrower received a tax bill.  Borrower is deceased
                    and documented         and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6065170855 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower advised they made a payment online. Welcome call completed on 05/XX/2019 with associate completing a one tine late charge courtesy.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5293274239 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2017.  The borrower called to advise he sent in a check and set up an ACH payment. The borrower was advised to send in a letter on Bank Letterhead so the funds will not be returned as NSF.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2862627021 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2995594214 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a disaster are on 9/XX/2018 due to Hurricane XXX. No damages were reported.
6192319936 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to request the loan number in order to set up online payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7736889113 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower scheduled a payment by phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8836010890 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3557021099 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2015.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2015 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6506782546 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to confirm that his auto-draft was still active. The borrower was advised that the information was transferred by the previous servicer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2010.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2011 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5456943254 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called to advised that she made a payment online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2364568195 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2019.  The 3rd party called to make a payment and was advised to first send in authorization to speak on
                    and documented         the account.  Borrower is deceased and Executor/XX/12/2014.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3544537165 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to see if the taxes had been adjusted yet. The borrower was provided the tax disbursement information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2012.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2012 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4453290367 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2019.  Borrower called to make a payment on the account.  Borrower is deceased and Executor/XX/23/2016.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5892208570 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  @06/XX/2019: Customer called in to see about her payment for September
                    and documented         On 3/XX/2019 Spoke to authorized third party regarding refunding a payment due to double payment error.  No further questions. On 9/XX/2018 Servicer discussed an unemployment forbearance with Borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
9268927994 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in about servicing transfer letter and the agent advised loan is transferring effective 03/XX/2019. The borrower was advised ACH debit is transferring with the loan so does not need to do anything regarding payment.
                                           06/XX/2019 - borrower called with escrow questions
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3668020588 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in to set up the ach on their account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3955428579 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The borrower called to get a 2014 1098 form and was advised to contact the previous servicer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9835116804 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  05-15-209 Borr called to make a payment iao $1183.45

                                           Borrower called in payment  for $1,183.45 for today and to get loan terms.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2016.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2016 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5450705543 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Spoke with the customer who advised they made an online payment on march 25 thru the 29th but not in our system yet.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8077581823 2        [2] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Active insurance claim PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    but unclear who holds  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    funds or covered by    03/XX/2019.  The borrower called in to check on a payment they had made but had not yet been drafted from
                    bid                    their account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The comments on 07/XX/2018 stated an insurance claim was filed for hail damage sustained on 07/XX/2017. The estimated cost to repair was $8,800.48. The comments on 02/XX/2019 stated the ensure check and adjuster's report was still needed so the funds could be endorsed and released to the borrower. There was no evidence of either document being received or any repairs being completed.  The damage repair amount is estimated at
                                           $8,800.48.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
4221251196 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The borrower stated their reason for default was due to a curtailment of income but wanted to schedule a future payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
1890994309 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  3/XX/19-The borrower called to make a payment.

                                           04/XX/19-The borrower called to make a payment of $957.33
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1186682083 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      05/XX/2019.  The borrower called in and made promise to pay $723.77 by 6/XX/19.  Borrower also confirmed indication covered by  insurance and provided contact number for her agent; stated does not have web access and did bill pay on
                    insurance              05/XX/19 but payment did not post until 05/XX/19
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower stated on 09/XX/2018 there was minor damage to the property caused by the hurricane. There is a small leak above the washing machine and some shingles are missing. The borrower plans to make the repairs but has not filed a claim.  The status of repairs was not provided.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by Hurricane XXX as noted on
                                           09/XX/2018.
7750889344 3        [3] Delinquent HOA     LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Fees                   PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [3] Title Issue -:     09/XX/2018.  The borrower called for a reinstatement quote.
                    Liens not Perfected    EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is evidence of title issues with the property.  The comments on 09/XX/2018 stated there is a title issue preventing the completion of a Deed in Lieu. The notes indicated there is a junior HOA lien in the amount of $1,486.35.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7452208307 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   04/XX/2019.  The borrower wanted to update their on-line access and reviewed the billing statement.  Borrower
                    and documented         is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2598368203 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower made a payment over the phone
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
3362603788 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  On 06/XX/2019 Borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2012.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2012 and there is evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1708181025 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower in to get clarification on escrow shortage
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1455393095 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2019.  The authorized third party called in stating the borrower passed and was in the process of having
                    and documented         the account assumed with the prior servicer but wasn't completed.  The autopay was set up previously and wanted to make sure everything was the same.  Once more information is received,  the third party can begin the successor process.  Borrower is deceased and Executor/XX/25/XX/21/2018.  The claim was non-monitored.
6087464678 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  The borrower requested to start receiving billing statements again. The borrower was advised they will start getting periodic notices in May.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2013.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2014 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1797863121 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower was advised of payment increase. The last contact with the borrower was on
                                           04/XX/2019. The borrower wanted to know the status of the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5773959493 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2017.  The borrower called to remake a payment due to having a short term hardship due to forgetting the payment had been set up a month in advance. The borrower discussed making the trial payments on time and the next steps for final modification documents.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7879528390 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  The borrower made a payment and stated she has a job interview later in the week.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
1037109195 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Verbal Dispute -   06/XX/2019.  Borrower sent in an emailing confirming paperless billing.
                    Servicer responded and EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2019.  The dispute type is Verbal and the reason
                    appears issue is       is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is
                    closed                 closed.  The former spouse stated is divorced and wanted removed from the credit reporting.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1834846035 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 06/XX/2019.  Borrower called in to make a payment on account and wanted to update  the mailing address on file
                                           as well so I advised to contact attorney to update the information as   well. Promise to pay. Payment
                                           scheduled for 06/XX/2019 in the amount of $49.27. Confirmation Number: 104339414
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2018.  The dispute type is Verbal and the reason is Bankruptcy.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower disputed a letter sent from the servicer's attorney advising a motion for relief would be filed in their bankruptcy case; agent stated legal counsel steps are based off the loan status.  The agent asked the borrower to submit documentation in order for the corporate team to review.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2014.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is release from stay granted.  The proof of claim was filed 11/XX/2014.  A motion for relief was filed
                                           06/XX/2018.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5558551815 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Inbound: Third party called in to make a payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9160514122 3        [3] Damaged Interior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damage remains         PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    unresolved and no      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was indication covered by  04/XX/2019.  Borrower made promise to pay $1547.10
                    insurance              EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  The borrower noted on 08/XX/2016 had damage due to rain.  The borrower stated on 09/XX/2017 property damage due to  water leak from ceiling.  The borrower noted on 08/XX/2018 had property repairs and plumbing issues.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4045203255 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called about missing payment, and agent verified it was received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7396956401 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower was advised of total amount due and stated RFD as illness of family.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4987331422 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower one called in and inquired about their interest rate and also made a payment in the amount of $1634.57.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1851012500 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 08/XX/2018.  Borrower called in returning call borrower states he sent closing docs by mail today.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2018.  The dispute type is Verbal and the reason is Inspection dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Comments indicated there was an inspection dispute, however; there was no evidence to indicate the issue was still outstanding as of the end of the review period.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2015.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2016 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4880557089 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2019.  The borrower called to inquire about corporate advances. The borrower also made a payment of
                    and documented         $846.69.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.
                                           The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3359069198 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called on 02/XX/2019 inquiring about why the account was showing as delinquent. The servicer/supervisor advised of the return payment and to check with their bank to see if the funds drafted from their account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5717251990 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The Borrower called to inquire about the service transfer. Agent advised to make payments to new
                                           Servicer and to disregard the billing statement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6830737521 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  01/XX/2019 -- Talked to borrower -- checked on payment history of loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2363420062 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2018.  3rd party called about the statement showing past due amount. Lender advised payment was received
                    and documented         after statement was generated.  Borrower is deceased and Executor/XX/13/2013.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
9308982961 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The borrower called regarding $15 charge on account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5385692356 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  Last spoke to the borrower when they called inbound to discuss the loan and discussed the completed modification
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8075279886 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower called to make the January payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2842404647 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower stated is selling the property and thought it would go fast.  Borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2062672190 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  On 06/XX/2019 Borrower called to verify payment posted. Borrower was confirmed payment was pending. Payment was scheduled for 06/XX/2019. Borrower was provided with know your options for available assistance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7100725546 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to make sure their payment withdraws on the 5th of every month.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9120919992 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called in to say that the spouse passed the previous week and would make a payment by end of month.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5113005399 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower called in and stated paid December installment 12/XX/2018 and the agent advised that the bank that on 12/XX/2018 bank was unable to locate account. The borrower updated banking information and scheduled payments in amount of $1385.42 to be drafted 01/XX/2019 and 1347.94 to be drafted 01/XX/2019 and was provided with the confirmation numbers. The reason for default was noted as other due to banking issues.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           The bankruptcy was discharged on 08/XX/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 05/XX/2015.  A motion for relief was filed 05/XX/2016.  Motion for Relief 05/XX/2016. However, agreed order was filed 09/XX/2016.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2655839459 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in to discuss lowering their insurance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2014.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2017 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8514519947 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  The borrower wanted to know why she is paying so much for shortage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4364809180 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in to make a payment. advised on online that is free. Assisted with set up and borrower made the payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7248751957 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7550925192 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called regarding payments online, advised how to set up the online account and different options to make payments for no fees.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7224963234 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2012.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 05/XX/2012.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: An insurance claim for water damage in the amount of $7,624.97 was filed on
                                           07/XX/2016.  The monitored claim was closed on 11/XX/2016 as the repairs were reported 100% completed and all funds were released.
5632324621 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower stated they already setup a payment, however; they were advised no payment was currently scheduled.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4469749118 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2017.  Borrower was advised of payment made on 05/XX/2018 was returned on 05/XX/2018. Borrower processed a payment in the amount of $1,540.41.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5045269078 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The authorized third party spouse called in and stated that Mr. Cooper will not accept speedpay.
                                           The agent advised that Mr Cooper does  not have the loan until 03/XX/2019 and will not be able to accept payments until then.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8267616358 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5401070054 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  On 04/XX/2019, the borrower called to verify escrow account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2016.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 09/XX/2016 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2203238325 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  03/XX/2019.  Welcome call complete. The borrower called in regards to loan transfer information.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2019.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower placed a verbal payment dispute on 02/XX/2019. The borrower stated that the entire payment was made for January. The servicer shows that only a partial payment was made. The borrower was advised to send a copy of the canceled check and the bank statement showing the amount withdrawn. Written correspondence was received on 02/XX/2019 for the proof of payment.  The comment dated 03/XX/2019 states the payment was received and posted correctly.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2075981754 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   04/XX/2019.  Borrower called for the year end statement and to make a payment.  Borrower is deceased and
                    and documented         Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1825238559 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Spoke with borrower advise total amount due is $0. Next payment due for $1472 on 02/XX/2019.
                                           Borrower concerns only wants to pay partial term on hazard coverage because interest is changing for home and car. Advise borrower of process to change insurance carriers. Allow few days for update and then call for refund for unused amount. Borrower concern about property taxes. Advise we check taxes on assessor website to verify correct amount. Advise taxes are paid quarterly.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8015808277 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The borrower was informed that the final modification documents had been sent.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1042597031 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  On 04/XX/019, the borrower called to update language preference.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7314212869 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The representative advised the borrower of the total amount due of $355. The borrower wanted to know where the $355 fees came from on the loan. The representative informed the borrower that on 1/XX/19 the following charges were added to the loan, $325 for bk fee and $30. The borrower needed access to the website and was locked out. The representative verified registering email address and advised the borrower to use forgot username option. The borrower was then able to access the website. The representative advised the borrower to dispute charges if did not agree with them.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2015.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5170418165 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2017.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is active.  The proof of claim was filed 07/XX/2017.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1602096127 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  On 06/XX/2019, the borrower called to provide name change update due to divorce decree.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2016; no evidence of damages
3771210410 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 04/XX/2019.  The borrower was due a refund for an extra payment and had not yet received it. The borrower was told it would be 7 to 10 business days.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower made a payment dispute stating will pay $344.92 by mail when gets a statement showing owes this amount. Appears issue was resolved.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comment dated 04/XX/2017 reflects that the loan was reinstated by Hardest Hit Funds
                                           Program and the foreclosure was closed and billed.
9845610823 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Welcome call completed and updated borrower information. Borrower stated has two mortgage payments and is struggling excessive obligations. Assisted borrower with scheduling a payment for 05/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
7025096571 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2609875583 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The borrower was advised of total amount due and made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
4129690430 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Talk to borrower regarding total amount due borrower made payment for $1,020.65 for 12/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6059149669 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower scheduled a payment by phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6956667785 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  Borrower called to schedule the July payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7497010778 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  Borrower called with questions about the loan modification offer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7101043622 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to inquiry why the payment had not been drafted from his account
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3235119201 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower reinstated account declined MOD.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 11/XX/2018.  The proof of claim was filed 11/XX/2017.
                                           No further information evident.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2316603082 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower made a payment in the amount of $915.24. Also completed the welcome call and updated account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3638177487 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower was called and  was provided information on the account in a welcome call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2012.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 02/XX/2013.  A motion for relief was filed 07/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
7326583297 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called to confirm payment was received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in FEMA Disaster Area due to Hurricane XXX as noted on
                                           9/XX/2017. No evidence of damages.
5875504846 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2017.  Borrower called to  advised they  mailed the cashiers check in.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2222116889 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2019.  Borrower called with auth 3rd party about removing escrow from the account- escrow removal
                    and documented         approved 03/XX/2019  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5299812196 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2017.  spoke with borrower in regards to account status, discussed modification option with borrower.
                                           Borrower stated needed to speak with spouse in regards to loan mod options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8435651074 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to ask if payment due day could be changed, and agent advised of 15 day grace period.  Borrower scheduled a payment for 6/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX. A claim was initiated on 02/XX/2018 for unspecified damages caused on
                                           09/XX/2017. A check for $6,574.68 was received on 04/XX/2018. The funds were released on 04/XX/2018. The notes on 04/XX/2018 stated an inspection was on file showing 100% of repairs completed, and the claim was closed.
5878080874 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The servicer completed a welcome call following servicing transfer; borrower verified account information. Verified demographics payment was taken.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in an area impacted by a FEMA disaster (Hurricane XXX
                                           10/2018); no damage reported.
8572216850 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1790804747 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in regards to payment change, agent advised escrow analysis and new monthly payment amount.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4004650468 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   10/XX/2018.  A non authorized third party stated that borrower was deceased.  Borrower is deceased and
                    and documented         Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6481084209 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in after making payment online and wanted to make sure that he had no late charges and account current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3462690396 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8102354074 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Borrower called to make payment and scheduled 2 other payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7935577347 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   01/XX/2017.  3rd party called in about the loan modification options. Also process a payment over the phone.
                    and documented         Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5151835194 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
5631907631 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  Borrower called regarding the escrow account. Agent advised the borrower of the payment change date and the amount.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area due to Hurricane XXX noted 8/XX/2017.
                                           No evidence of damages.
5295376298 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  On 03/XX/2019 Borrower called in for insurance information. Borrower was provided the fax number to send document in. Borrower also scheduled two payments. Know your options were provided to the Borrower for assistance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3840092832 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower was advised of the total amount due and authorized a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
                                           ADDITIONAL INFORMATION: NA
6476044396 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1982384535 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower son called in to advise that the website was not available to make the payment, provided the total amount due.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8507779706 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  04/XX/2019 inbound call borrower scheduled payment 05/XX/2019 $2020.69

                                           The borrower called in and scheduled a payment in amount of $2020.69 to be drafted 03/XX/2019 and was provided with the confirmation number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6683936776 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
2928320917 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      01/XX/2019.  Borrower called to inquiry about the payment and the billing statement.
                    indication covered by  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2019.  The dispute type is Verbal and the reason
                    insurance              is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Agent advised the borrower of the $15.00 property inspection fee and provided the borrower with the
                    [1] Verbal Dispute -   fax number to correspondence to send in a written dispute.  There is no evidence of a written dispute.
                    Servicer responded and REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    appears issue is       FORECLOSURE: No evidence of current foreclosure activity.
                    closed                 BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower reported damage on 10/XX/2017 due to Hurricane XXX.  A claim was filed but has a $4500 deductible.  FEMA is going to pay to fix.  The borrower noted on 02/XX/2018 that has been paying out of pocket for the repairs and 90% of the windows need the springs replaced as well as the carpet.  The status of repairs was not provided and there is no evidence of a claim being filed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 10/XX/2017.
2698430527 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   10/XX/2017.  Borrower called to advised they will send the payment.  Borrower is deceased and
                    and documented         Executor/XX/16/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4235846283 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2017.  The third party called to make a payment and informed the reason for default is the borrower is unemployed which caused the income to be cut in half.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3138081685 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  12/XX/2018.  The borrower called regarding recent loan modification  and to confirm principal  forgiveness.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputed credit history. Servicer updated payment history and issue appears to be resolved.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2011.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2017 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2189358722 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The borrower called to go over payment amount due to escrow change and to inform they will make payment. Also, was informed they need to sign the front of the notary.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4661902004 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
4773557818 2        [2]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Active          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    insurance claim but    05/XX/2019.  Borrower called in inquiring on escrow account and to make a payment, borrower advised research
                    unclear who holds      was completed and shows taxes and insurance were increased that resulted in increased payments.
                    funds or covered by    EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    bid                    REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  A claim was filed for hurricane damage that occurred on 09/XX/2017.  Claim funds in the amount of $23093.66 were received on 04/XX/2018.  Claim funds were released on 05/XX/2018.  Attempts were made to contact the borrower and the claim is pending the final inspection.  The damage repair amount is estimated at $28,093.66.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 10/XX/2017.
2764158810 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7635849164 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   07/XX/2018.  The borrower called to make a payment.  Borrower is deceased and Executor/Heir exists to dispose
                    and documented         of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4602028482 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9429160743 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2011.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 05/XX/2017 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A claim was filed for wind damage that occurred on 03/XX/2017.  Claim funds in the amount of $8289.62 were released to the borrower on 03/XX/2019 and the claim was closed due to being non-monitored.
3551865639 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called for insurance information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1907007549 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  04/XX/2019 inbound call, advised total amount due borrower inquiring about payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6161325388 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called to get address to send payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3321959787 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  Auth 3rd Party called to check status of account and ptp 1039.06 by 6-18-19 via mail  Borrower is
                    and documented         deceased and Executor/XX/01/XX/26/2017.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5534668342 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to make a payment and to discuss the escrow shortage. The borrower was also interested in a possible refinance and was transferred to the refinance department.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9297251892 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to inquire about why a letter was sent informing the borrower that he needs to make a payment before the grace period.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5320562848 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in with bankruptcy questions and general account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2013.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is active.  The proof of claim was filed 12/XX/2013.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2752570917 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 09/XX/2018.  Authorized third party (spouse) called in reference to access to the online website and made a payment.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2017.  The dispute type is Verbal and the reason is Principle balance increase.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Authorized third party (spouse) wanted to know why principle balance increased.
                                           Agent advised to send written dispute to the correspondence department.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1057001078 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called and wanted to make a payment via debt card and was advised unable to debt a payment. On 6/XX/19 the borrower called in to promise to pay on 6/XX/19
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is dismissed.
                                           The bankruptcy was discharged on 12/XX/2016 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1139809337 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2017.  The borrower called in about online access and statements.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3600924843 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2017.  Borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9807786411 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower was directed to KYOCC Demographics verified.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2013.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 09/XX/2013.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
7212807602 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  On 02/XX/2018 Borrower called because payment that was schedule to come out of account was not withdrawn. Borrower did not put the accurate checking account number therefore the payment was not withdrawn.
                                           Borrower made the the payment. Know your options for assistance was provided to the Borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9327727797 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3749822727 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower contact in regards to loan transfer information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2714649884 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower received a collection call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3446013702 2        [2] Damaged Interior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Active insurance claim PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    but unclear who holds  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    funds or covered by    04/XX/2019.  Borrower called about autopay- thought ACH transferred with previous servicer. Scheduled payment
                    bid                    for 04/XX/2019
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  A claim was filed for water damage that occurred on 09/XX/2017.  Claim funds in the amount of $8079.89 were received and deposited into restricted escrow on 01/XX/2018.  Attempts were made to contact the borrower with no response.
                                           The claim was closed on 04/XX/2018 due to being an aged claim. The commentary dated 03/XX/2019 states the funds were previously applied to escrow in error and were correctly applied to the hazard suspense account.
                                           The damage repair amount is estimated at $8,079.89.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7843256396 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in to see if their payment went thru.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5461098394 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in and made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7712264582 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   04/XX/2019.  The borrower's spouse was contacted n 04/XX/2019 and advised the documentation was receiving
                    and documented         appointing them as the Executor of the Estate.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7273704706 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  11/XX/17 Spoke with borrower, borrower called due collection call, borrower stated will mail
                                           $1,000 on July 7th.  Agent informed the borrower of other payment options. Borrower also asking about the escrow refund and agent confirmed refund was sent out on 12/XX/2016 in the amount of $1,828.04. Agent submitted a request for another check to be resent to borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1494948806 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4631962830 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2015.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is active.  The proof of claim was filed 06/XX/2015.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4097581935 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower scheduled a payment by phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2652913782 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5361475057 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Mortgagor Deceased 05/XX/2019.  Borrower called to make sure payment was pending and to schedule payments for the next 2 months.
                    - Executor/Heir exists Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of
                    to dispose of          death is unknown.
                    property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9578118249 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2016.  The borrower called  regarding a payment inquiry and discussed the due date, grace period, credit reporting and late charges.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7979188491 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7388038792 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   04/XX/2019.  The servicer discussed general account information with the borrower and authorized third party.
                    and documented         Borrower is deceased and Executor/XX/28/XX/06/XX/31/2016.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8150586579 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in on 05/XX/2016 to advise that the payment went through before paycheck was
                                           deposited, may be returned.   Borrower wanted to know what the shortage is for, told it is an escrow shortage.
                                           Told borrower could pay extra to get caught up, borrower stated on fix income, and with payment increase can just about pay on time.  Borrower called in to make payment, to replace the payment that was NSF.  Tried to go over financials but borrower stated will call back to talk about options for assistance.  Borrower called in on 06/XX/16 to make 2 payments.  Borrower stated death in family and illness, but is resolved.  Borrower called on 7/XX/16 to see how the 4000.00 was applied that was sent in.  Told borrower it was applied as principle reduction.  Borrower stated that  it should be applied to payments.  Also stated wants to know how
                                           to payoff the shortage for escrows, told borrower to send in extra when they can.   Spoke to borrower on
                                           2/XX/17, advised has been delinquent for a while, borrower stated hardship due family living with her and is disabled. Told borrower of the risk of foreclosure.  On 11/XX/17 borrower called in to make payment to cover the payment that was returned.  Borrower stated she was ill and sibling mailed out the payment, bit borrower
                                           did not have the sick time to cover.   Borrower has recovered.  Borrower also stated changing insurance company, advised need to see declaration page before any change can be made.  Borrower called in on 01/XX/18 to see about assistance.  Borrower stated has been on disability.  On 1/XX/.18 borrower stated will be back to work on 2/XX/30/XX/26/XX/152019 borrower updated information and scheduled a payment for 05/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7599087467 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2010.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2013 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2742506551 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in to check on taxes.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 06/XX/2013 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9861919401 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in about the fees that she already paid. Lender advised that  the fee did not need to be paid at  this time.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2015.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           The bankruptcy was discharged on 01/XX/2016 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7396283854 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in to make payment by phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7928353389 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    requested within the   PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to find out if the lender placed insurance was transferred. The agent confirmed that it had transferred over. The borrower is looking to get her own insurance. She was unable to make a payment as the loan had not fully boarded. On 6/XX/19 the borrower called and promised to pay $3.00
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2015.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7583989459 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called about duplicate payment, and stated no refund is needed.  It is okay to leave it.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2017.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 12/XX/2016.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6906582682 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called discussed options to avoid foreclosure assessed borrowers financial situation.
                                           Borrower stated could not make payment online last month. Advised the borrower can now make the payments on line, borrower stated will make a payment today on line. Offered borrower other free options call ended.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
2380338998 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  inbound call from borrower to process payment. On 6/XX/19 the borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5732202864 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2016.  The borrower called in with escrow questions.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1383451417 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  06/XX/2019.  The servicer discussed insurance related issues with the borrower.  The borrower made a promise
                    from mortgagor         to make a payment by 06/XX/2019 via regular mail.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2018.  The dispute type is Written and the reason is Bankruptcy.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower stated 3/XX/2018 and 4/XX/2018 has never filed for bankruptcy. Borrower had not received a billing statement since the end of 2017. Borrower was advised statement was not sent due to status code on the loan.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1584940390 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called with questions regarding the escrow shortage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1112659808 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower payment dispute in regards to a payment for $1,500.00 not showing as applied to the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1110268817 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in and made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2211032632 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  the customer called in to schedule payments
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
2314275935 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to inquire why someone would be taking pictures of property
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2765393478 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to make a payment and the know your options site was counseled.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5195158284 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2017.  Authorized third party son called to set up a payment. They were informed of the modification
                    and documented         process and other self service options.  Borrower is deceased and Executor/XX/03/2012.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
6994817286 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2017.  04/XX/2017 - Borrower called to check amount due given escrow shortage
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8292287638 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The customer called in to make a payment and stated that they have had death in the family
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6335462011 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called about making payments and wanted to make sure we received payment in the mail. The representative advised the borrower payment received and it was applied to February payment. The borrower stated should not be behind and has been battling with the lender before the transfer date happened.
                                           The borrower also stated will be contacting the attorney to see what could be done and could be current with the payments that should be showing due for April not March. The borrower made a promised to pay $501.35 by
                                           3/XX/19 via mail.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4145619362 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9050761523 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  The customer called to schedule their September payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5489974365 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in to make a payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9176922241 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in to obtain general account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4163522409 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2016.  The borrower was advised that the PMI was cancelled on 11/XX/2016. The borrower will receive a refund for $162.84 and the escrow shortage is now $395.59.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8154317318 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in for general account information
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7483623775 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to make a payment on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9722306344 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [2] Loan is in         06/XX/2019.  Borrower called to make a payment.
                    Bankruptcy             EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9875422333 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   04/XX/2018.  Spoke to spouse who promise schedule payment.  Advised the debt of the spouse and that they are
                    and documented         working to get spouse pension and benefits to be able to make payments.  Borrower is deceased and
                                           Executor/XX/20/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
9294214668 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower contact in regards to total amount due. On 3/XX/2019 the borrower called stated made a payment that did not go through. The borrower stated will go to the website to check the checking account and make the payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7675145383 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Last spoke to borrower when they called in to discuss the loan and requested tax document. On
                                           6/XX/19, borrower called to make a payment of $1044.32 by 6/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8525519609 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The customer called to make a payment and discussed escrow surplus check. They were informed to cash the check and apply funds to the escrow account. Customer was informed they had funds in suspense.
                                           Scheduled a payment for 6/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2019.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
2425762556 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower called in regarding escrow shortage and borrower made payment for $2,250 for today.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2013 and there is no evidence of reaffirmation.
                                           A motion for relief was filed 09/XX/2013.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2232424593 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2019.  Borrower contact in regards to general account information and promise to pay arrangements.
                    and documented         Borrower is deceased and Executor/XX/05/2014.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
7765936842 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  Borrower contact in regards to general account inquiry.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5355742637 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   11/XX/2018.  Borrower asked to have deceased borrower removed from billing statement and advised name was
                    and documented         removed by prior servicer, but now has been added back.  Agent advised policy would be to have original mortgagor included on the statement, but will reach out to management.  Borrower scheduled payment for
                                           6/XX/2019.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.
                                           The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7123142700 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to schedule payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8776385065 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6291182502 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in regards to not receiving statements.  Research request was submitted.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2017 and there is no evidence of reaffirmation.
                                           A motion for relief was filed 04/XX/2015.  Commentary dated 3/XX/2019 reflects new BK filing, however no other information provided
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3745890400 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  inbound call from borrower to inquire on auto pay status.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8475302507 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   12/XX/2018.  The borrower called to make a payment.  Borrower is deceased and Executor/XX/04/2013.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7940226027 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and
                    property; identified   Executor/XX/04/2013.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
6393250253 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5848030954 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 02/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called to make a payment and ask for help creating an online account.  Borrower also asked for refinance interest rates.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6665857561 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called into get a one time courtesy applied and the 04/XX/2019- $25.00 late fee waived.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7484004204 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is other.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2015.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2354514653 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to verify that the BK has been reaffirmed. The borrower was advised the BK was reaffirmed and the new servicer informed the credit is not reported for the first 90 days.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2013.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
1915226193 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  The third party called for an update
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4867695313 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  03/XX/2019.  Customer stated will make payment online on 3/XX/2019.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The comments on 03/XX/2019 referenced a credit dispute. The notes at that same time stated the issue was resolved.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6433875598 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2016.  The customer called to make their payment. They asked if they paid extra if the amounts could go towards their late fees. A payment was made for 10/XX/2016.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1741579317 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower wanted to know more about transfer, and agent discussed repayment plan.  Borrower denied workout.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
7150794316 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to go over loan terms.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9325588968 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower scheduled a payment by phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2063122345 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7423871909 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Authorized third party called in to discuss the escrow shortage. They were informed of the reason behind the increased and lowered the cushion to 1 and spread shortage to 36 months.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2652596063 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  Borrower scheduled payment for 4/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8284723595 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The customer called to inquire as to why the insurance premium hasn't been paid.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2010.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           The bankruptcy was discharged on 10/XX/2010 and there is evidence of reaffirmation.  Chapter 7 bankruptcy
                                           #XX-XXXXX filed 7/XX/2010 reaffirmed 10/XX/2010.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2173314475 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  The customer called to discuss the requirements for a workout forbearance due to disaster, the customer also questioned the escrow showing that the payments increased. The customer was directed to the website to see the current charges.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and
                                           noted on 10/XX/2017.   No damage was reported.
2579292688 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  The borrower was called and asked for a total amount due and then advised they were on their way to a funeral and could not talk, they would call back later.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9112300705 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower sent email states out out town for a week and does not have access to  docs to make payment . On 5/XX/19 the borrower called in and promised to pay $924.24 by 6/XX/19
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2058454536 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called with a promise to pay within a few days.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3637598514 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to make a payment on the account
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4582244534 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Spoke with borrower stated paid January via bill pay last night. Borrower stated does not know when will make February payment and would need to call spouse moving forward..
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1278014812 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2033225664 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called completed welcome call and updated information. Borrower scheduled the May payment for 05/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8745246718 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2017.  The representative advised the borrower of the total amount due, grace period, due dates, consequences, expectations, and next steps. The borrower will make a payment tomorrow via mail. The borrower declined to setup payment via phone today, but advised the borrower we can take checking or savings, online, and may be able to take the card as well. The representative then went over the payment history. The borrower called regarding fees and the representative advised will need to send in writing and provided the mailing address for the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2682272084 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   04/XX/2017.  The borrower called in to confirm the loan is current and reviewed the escrow account.  Borrower
                    and documented         is deceased and Executor/XX/22/2016.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7758348218 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The customer was contacted but they stated they were driving and could not talk. They were provided with the hours to call back in and it was confirmed they had the number to call back in.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2494158724 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  11/XX/2018.  The borrower was advised their last payment and a late fee was assessed; agent stated if
                    from mortgagor         November's payment is paid late another late fee will be due as well.  The borrower stated their spouse normally pay and will discuss with them.  The borrower could not update financials at the time.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  An electronic credit reporting dispute was received;
                                           servicer updated account information and issue was resolved.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9698899262 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The customer in regards to a refinance application inquiry. The total amount due was provided.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2533214133 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Customer called to make sure late fee received was a one time fee. It was confirmed it was a one time fee.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8605648514 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The representative advised the borrower of the total amount due. The borrower stated wired over the reinstated funds this morning. The representative advised the system does not show the funds has been posted as of yet. The representative advised can reach out to the bank to see if the funds were received and advised they have received it and also advised once the payment has been applied to the account we would stop the foreclosure and would not have to worry about the sale tomorrow. the representative advised the borrower of what to expect once the account is reinstated and the foreclosure attorney send their final bill. The borrower understood.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6886626571 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in about lender insurance letter received.  The borrower was told that the servicer did not have a copy of the current insurance.  The borrower was advised to have agent send it in.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4343785121 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Borrower called in to inquire about the payment change information. Borrower wants to know why his payment went up. Rep advised him it was due to increase of county taxes. Borrower stated that he changed his insurance and Rep gave him phone number for insurance dept.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7733791935 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower requesting the Spanish code be removed from account. Borrower stated had called in last week to have it removed advised that it take up to 24 hours, call ended.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8497567783 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The customer called in to make a payment for March.They were advised to set the next payment online because there is a fee to pay over the phone. They scheduled a payment of $613.15 for 4/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1635161427 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 05/XX/2019.  The borrower called to discuss their billing statement.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2016.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Comments indicated there was a fee dispute, however; there was no evidence to indicate the issue was still outstanding as of the end of the review period.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3052668349 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called account and payment information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7639489512 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  3rd Party call regarding escrow analysis. Provided TAD. Made a PTP for 05/XX/19..
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
5333003614 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  6/XX/18  ATP3 had question on the letter.  Advised late fees and the corp fees.  Reviewed payment history.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2013.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2014 and there is evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
5008088478 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The customer called and was concerned had over paid. The agent informed the extra payment posted on 1/XX/2019. The borrower requested additional funds to be reversed and applied to February's payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2623389413 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Borrower called regarding final draw on hazard claim Servicer advised waiting on final inspection to release funds. 100% inspection was received and claim was closed 12/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1912384089 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1637938247 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Authorized third party borrower spouse called in to get terms, interest rate and monthly payment amount.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6371429362 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Authorized third party borrower daughter called in to see if a deferment was offered rep advised repayment plan was offered she states she will speak with mother and call back.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9062192944 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  Last spoke to borrower when they called inbound to make payment on the loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1722997297 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in to update address and  schedule the next payment of $1,165.88 to draft on
                                           04/XX/2019. Borrower also inquired about a past due notice received and was advised the payment posted after the notice was sent. On 3/XX/2019 Borrower called about refinance options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8398594969 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  On 10/XX/2018 Authorized third party called to inquire about payment and reinstatement. Borrower will wire funds.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1639293140 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 04/XX/2018.  The borrower called in regards to the repayment plan set for today and advised that they were able to borrower funds from friends to bring the account current today instead to bring the loan current. the borrower stated that they won't be able to make a payment until the 15th. The borrower made a payment today.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower had a payment dispute which appears to have been resolved.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6358636566 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to make a payment on account of $5214.33 for 03/XX/2019. Servicer processed the payment and provided confirmation number. The servicer offered the borrower paperless billing and borrower accepted. The account was set up for statements to be sent to borrower via text message. No further questions or concerns.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1172899400 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3462271789 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The servicer called and spoke with the borrower who stated has not received any documents. The agent resent modification documents.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2010.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  Unable to determine discharge date. POC was filed by prior servicer and the date was not provided.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
4923866766 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 05/XX/2019.  Borrower made a payment.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2018.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower disputed the delinquency; stating that the bankruptcy had been competed and brought the loan current.  The servicer replied that there were returned payments for the months of June on 06/XX/2018 and for May on 05/XX/2018 and the loan is due for February.  Repayment plans were discussed.  A payment for
                                           $6,457.85 was scheduled for 08/XX/2018 to reinstate the loan.  On 10/XX/2018, the customer dispute the high payment and credit reporting due to the 08/XX/2018 being misapplied towards principal.  The correction was processed on 10/XX/2018 and the the corrections for the credit bureaus were approved on 10/XX/2018.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2012.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 07/XX/2014.  A motion for relief was filed 05/XX/2016.  An agreed order was filed on
                                           05/XX/2016; and an amended agreed order was filed on 04/XX/2018.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8625674694 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  Outbound  call to borrower, borrower stated  that the final mod documents were received on
                                           9/XX/17 & will send back by 10/XX/17. Informed borrower that the mod is meant to bring loan current
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7706297421 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower contact in regards to making a payment by phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4393205205 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  The borrower called regarding revocation letter.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           The bankruptcy was discharged on 06/XX/2017 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1049670102 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Authorized third party called to make the March payment.  Agent provided website address for future.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9528676472 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Authorized third party borrower spouse called in regarding payment been misapplied and request to have payment applied correctly.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9532479136 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 03/XX/2019.  Borrower called in regards to transfer of loan. Borrower was advised that the welcome letter will be sent within the week or so. Borrower scheduled a payment for 03/XX/2019.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2016.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
3216932714 2        [2] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Active insurance claim PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    but unclear who holds  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    funds or covered by    03/XX/2019.  The borrower called on 03/XX/2019 with questions regarding their loan.
                    bid                    EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The comments on 08/XX/2016 stated a claim was initiated for hail damages caused on 07/XX/2016. A check for
                                           $10,085.44 was received on 09/XX/2016. An estimate was received from a contractor on 09/XX/2016 in the amount of $15,700.63. All funds from the claim were released to the borrower on 10/XX/2016. The comments indicated an inspection is still needed showing 90% of repairs completed in order to close the claim.  The claim was noted
                                           as closed on 05/XX/2018 due to aging.  The damage repair amount is estimated at $15,700.63.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5725743503 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      03/XX/2019.  The borrower called in wanting to make sure loan terms stay the same.
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower reported roof damage on 10/XX/2017 due to Hurricane XXX and stated did not file a claim.  The details of the damage and status of repairs were not provided.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 10/XX/2017.
9217913454 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The customer called to state they sent their payment in with another company together. They were informed it was noted it was received and would be returned. The customer made a promise to pay via mail by
                                           6/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6553087477 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called and promised to make a payment in the amount of $636.90 by 04/XX/2019 via
                                           Web.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6886728163 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  The borrower called to make a payment for $2,000.00 and scheduled a payment on 8/XX/2018 for
                                           $2,000.00.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3749564294 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9793782593 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  The borrower was contacted regarding payment and stated will be mailing out the payment on
                                           09/XX/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2012.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 02/XX/2013.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7397423260 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Borrower called for a status of the property and advised he would reinstate the loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8923202143 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower stated the payment would be returned because the bank placed a hold on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was in a disaster area on 9/XX/2017 due to Hurricane XXX. No damages were reported.
5442525220 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower inquiry in regards to the year end statement and 1098.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3417927923 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8880017446 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  06/XX/2018 - borrower called and inquired about recent pay history and if auto pay has been set up
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6233371205 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      09/XX/2018.  On 09/XX/2018, borrower called to make a payment. Borrower was advised of payment change and the indication covered by  risk of late fees. Borrower not interested in disaster forbearance plan.
                    insurance              EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower noted some siding blew off on 09/XX/2018 during the hurricane.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area noted on 09/XX/2018.
6211022929 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Customer called and promised to pay $913.72 by 04/XX/2019 via Mail.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9891847711 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2017.  The borrower advised that they were unable to gain access online and the agent advised this is due to the attorney being on file. The agent advised that their removal should take care of this and the borrower stated that they didn't feel their principle balance was correct. The agent advised that they were correct and this was due to two modifications that have been done and made the principle balance go up. The borrower wanted to know if they would be able to walk away from the property and the agent advised that the fast way to do this would be a deed in lieu, and if they don't pay the home will go into foreclosure.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2014.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2015 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7035431362 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called to make a payment for $436.87, effective 3/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2375656351 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  The authorized third party requested information on the billing statement reflecting the May payment was not paid. The representative advised the statement printed on 5/XX/18 and that the payment posted on 5/XX/18. The representative also advised that no fees and the same grace period 1st-16th to make payment.
                                           The representative offered to schedule future payments and advised that the online website for ach or scheduling payments. The authorized third party is going to wait until they can confirm that the funds in the bank mail $1463.13 on 6/XX/18.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8041643428 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Lender advised they can fill documents out online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1259528839 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The servicer discussed how the bi weekly program works. Servicer advised the borrower the account has to be ahead one month in order to have it set up.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6622561549 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  04/XX/2019.  Borrower called to have funds transferred from account to another account since they are not
                    from mortgagor         supposed to be there.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower disputed credit reporting for July and August
                                           2018. Dispute resolution documents were sent to the borrower.  Borrower also had questions about flood insurance.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2014.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 06/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7210034970 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  Borrower called in regards to messages they've received and was advised that, due to zip code change on the address, the system is being prompted to send out the message.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
3740122434 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      05/XX/2019.  The authorized third party called stating overdraft fee charged from bank.  Payment was to draft indication covered by  after 5/XX/7 and scheduled payment with the rep for 5/XX/18/XX/182017.
                    insurance
4994939481 2        [2] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Active insurance claim PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    but unclear who holds  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    funds or covered by    04/XX/2019.  Borrower called in to make payment with visa credit card rep advised we do not accept visa credit
                    bid                    cards borrower states will call back later to make payment for $1,960.48 through IVR RFD servicing problems.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           A claim was initiated on 03/XX/2017 for tree damages caused on 03/XX/2017. The comments indicated the claim was non-monitored and the adjuster's worksheet along with the check was needed. The adjuster's worksheet was received on 04/XX/2018 showing the cost of repairs is $6,842.09. However, the borrower has not sent in the check for endorsement. After the servicer transfer in 02/XX/22/2019 showed the claim documents including the adjuster's report were transferred over.  The damage repair amount is estimated at $6,842.09.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1739918337 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to get general account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3341487547 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in on a Spanish call and inquired about account number and general account information. Borrower then scheduled a payment with agent for 3/XX/2019 in the amount of $1,751.79.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5019655930 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  The borrower called in to make a payment on the account due to an automatic payment being returned for insufficient funds. The payment was taken and the borrower was advised automatic payments would continue on 10/XX/2018
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8737644174 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower verified their information and stated they had excessive obligations due to plumbing issues.  They were advised of workout options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7749612012 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2013.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2013 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1835055002 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to inquire has MI been cancelled per request and to sign up for paperless billing
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2013.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7006160224 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  Borrower stated that his recent statement does not reflect his most recent payment . The agent advised that the payment was received after the statement was generated.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 01/XX/2018-Comments indicate the property was damaged from FEMA declared disaster
                                           Hurricane XXX on 09/XX/2017. Repairs have since been made.
3089501832 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 04/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower disputed a payment application.  The correction had been made per notes dated
                                           05/XX/2016.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3539641251 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower was contacted on 02/XX/2019 and made a payment, also confirming owner occupancy.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6515806358 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  On 4/XX/2019, the borrower called to make sure the account was up to date and that he wouldn't be dealing with any bankruptcy.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8524647970 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8884190066 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called about late fee and advised payment was not made late. Borrower stated payment was made on December 16th.  Borrower was advised to send copy of confirmation of payment., late fee was waived.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8025952295 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1334862051 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in regarding insurance payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2187036356 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called received year end statement. The representative submitted an email request.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to a hurricane per notes dated 10/XX/2016.  A non-monitored insurance claim for hurricane damages sustained on 10/XX/2016 was closed as the recovery funds totaling $6,228.20 were released on 12/XX/2016.
1203135495 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  7/XX/2018-  Borrower spoke with agent stated spouse would make the payment.  10/XX/2017- Borrower and agent discussed account repayment options and updated financials.  8/XX/2017-  Borrower and agent setup repayment plan scheduled payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6414664932 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   09/XX/2018.  Spoke with the borrower about the final modification documents.  Borrower is deceased and
                    and documented         Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
6512842654 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  The borrower called in to make a payment. The borrower stated their spouse normally makes payments however they have been in the hospital since 01/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4512869595 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower called in to see if the January repayment plan payment was set up and the agent advised it was not. The borrower authorized agent to schedule the payment in amount of $365.34 and was provided with the confirmation number. The borrower also authorized agent to process the February and March payments in amount of $309.79 each to be drafted on 02/XX/2019 and 03/XX/2019 and was provided with the confirmation numbers.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7296433238 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower states that she made a payment on the website and wanted to know why there is a $20 fee on the account The agent advised the borrower that this was a third party fee to process the payment. The agent gave the borrower the email to dispute the charges.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3295975708 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to request 1098 information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3536041295 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
2418490103 3        [3] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damage remains         PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    unresolved and no      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was indication covered by  05/XX/2019.  The representative advised the borrower that if payment is not made on the 17th there will be a
                    insurance sufficient   late fee applied after the 60 days. The borrower made a promised to pay $813.25 by 5/XX/19 via web.
                    to cover repair        EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 09/XX/2014 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  Borrower stated storm on 08/XX/2018 cased roof damage, estimated damages $4000.00. Borrower stated claim was filed but there is no evidence of claim or that damages were repaired.  The damage repair amount is estimated at
                                           $4,000.00.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6480194312 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called in to change the February installment and was advised confirmation will be the same. Borrower stated reason for delinquency was due to weather. Had to make repairs on the home. Called in stated wanted to update pay 2-15-2019 to 2-28-2019, stated temporary hardship. Borrower made arrangements to make Speed-pay for $1250.92, on 2/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4030015119 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    requested within the   PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    last 60 days           BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and
                                           Executor/XX/24/2014.
                    [1] Mortgagor Deceased EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    - Executor/Heir exists REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    to dispose of          FORECLOSURE: No evidence of current foreclosure activity.
                    property; identified   BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    and documented         LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
5765368805 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The representative updated the borrower's mailing address.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9107503625 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower was locked out of the online account and needed assistance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 01/XX/2010 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8930277160 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in to request insurance premium be paid. The account was reviewed and payment was processed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5931260566 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  The borrower called to request billing statement and to advise no longer represented by an attorney.  Borrower stated will make payment on 02/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2017.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 07/XX/2017.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9469190319 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called regarding partial payment of $720.00 that did not draft from his bank account.
                                           Servicer advised payment was reversed and there was not a valid bank account number on payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5708695359 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  Agent went over expectations and next steps with the modification.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2010.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           The bankruptcy was discharged on 10/XX/2010 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7975749645 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Western Union payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
3673562614 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1408341106 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  The servicer called and spoke with the borrower and advised of the total amount due. The borrower stated the payment was made today via bill pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5609267913 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2019.  A third party called to inquire about the payment on the loan.  The caller faxed the death
                    and documented         certificate for one borrower but the servicer indicated they were unable to locate the documents.  The caller also indicated they are on the deed but the servicer was unable to locate the documents to verify.  The caller set up 2 payments and was sent an ACH form for future payments.  Borrower is deceased and Executor/XX/21/2009.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7578138759 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower promised to pay $3,468.05 by 04/XX/2019 via Web.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Hurricane comments noted on 10/XX/2017, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.
7543515587 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 12/XX/2018.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower contacted the servicer on 5/XX/19 to schedule a payment in the amount of $835.51.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3902244294 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8609179371 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower authorized a payment in the amount of $4500.00; effective 02/XX/2019. The servicer advised borrower of the good-bye mailed and explained loan transfer process. The borrower understood and did not have any further questions.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6836887267 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  On 6/XX/2019, the borrower called in to cancel ACH.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4046888695 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2017.  Last spoke to borrower 1 when they called in to discuss the loan and advised she is not living in the home but ex husband is living in home
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1280356049 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  3/XX/2018-  Borrower spoke with agent discussed account status and parameters to obtain value review free of charge.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5953700739 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in payment for $1,789.65 for 6/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3039215419 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  09/XX/18 Spoke with borrower borrower stated they had already sent out payment via mail in the amount of $651.77 on August 30th
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9279848948 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9234143308 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2017.  7/XX/17 Outbound, Borrower advised had been unemployed.  Requested mod.  Financials had been taken in May.  Borrower wanted to make payment 7/XX/17 to make July payment, agreed to make payment today to save fee.  No contact since this time.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8543049758 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 12/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is active.
                                           Previous chapter 13 dismissed, no date provided.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
6217691595 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  On 6/XX/2019, the borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7810395775 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in to inquiry about their escrow account
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX. No damages were reported.
9301539060 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower verified their information and promised to pay $671.69 by 04/XX/2019. The know your options site was counseled.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to Hurricane XXX as noted on
                                           09/XX/2017.  No damages were reported.
3094837006 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  8/XX/18 Outbound, advised of amount due.  Borrower paid tomorrow PTP on the 22nd sine that will be following pay period.  Asked for RFD, Borrower states she is not paying late; advised the grace period ends on the 16th.  Borrower stated she might be able to pay before the 22nd, asked why she cant use tomorrow's pay period, Borrower declines to set up payment.  Call disconnected.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8453169415 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower ptp 1961.79 by 4-XX-19 via regular mail
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2012.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 03/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 01/XX/2013.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5150133664 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The authorized third party called in for a copy of the 2018 year end statement and annual tax information for 2018. Not uploaded to documents. The representative submitted research request and explained to the borrower to expect an email from research department.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXX Wildfires and mudslides noted on 11/XX/2018.  No damage was reported.
6936430958 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  On 03/XX/2019 Borrower called to schedule a payment and to inquiry about escrow on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
4394477724 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   05/XX/2019.  Borrower called wanting full transaction history via email.  Borrower is deceased and
                    and documented         Executor/XX/21/2017.
9681582061 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in to check on payment to insurance company
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 11/XX/16 states an insurance claim was entered.  But no noted property damage.
7114470813 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Mortgagor Deceased 12/XX/2018.  Talked to authorized 3rd party - processed payment in the amount of $440.00  Borrower is deceased
                    - Executor/Heir exists and Executor/XX/11/2017.
                    to dispose of          EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    property; identified   REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    and documented         FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8099214295 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 12/XX/2018.  Borrower called to make Dec 2018 payment in the amount of $635.07.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2018.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower stated no fees were quoted and wanted to dispute. The agent provided the address to mail the dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9796601239 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to make a promised to pay $1456.51 by 4/XX/19 via web.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3695874974 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 05/XX/2019.  TThe borrower called, no further details provided.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2018.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower disputed the late fees on the account and was provided with fax number to send in the dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
5957389496 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  03/XX/2019.  The borrower called to make a payment and was counseled on the know your options site.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower submitted a credit dispute and the servicer updated applicable fields to show loan current with payment history through 7/2018.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4915256811 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower verified their information and inquired about making their payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2335030702 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  1/XX/2018-  Borrower spoke with agent discussed account authorized payment of $2194.63.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4911771280 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Third party called to discuss insurance payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
4043259250 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  02/XX/2018.  The borrower was contacted to advise the Total Amount Due of $1,098.30. The borrower advised the
                    from mortgagor         payment would be mailed next week because she has to wait until she gets paid.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Written credit bureau dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6035268441 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 04/XX/2019.  The borrower called regarding his ability to remove escrow account and the status of the account.
                                           The borrower was advised that the account was rejected to have escrow removed because of delinquency and the payments received were applied to February and Suspense.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower disputed the past-due payment history that was reported after the bankruptcy was released.  The borrower was advised to send supporting documents to show the payments were made on-time.  The representative committed to researching the payment history as well and promised to fix the problem if it was found on their end.  The dispute was marked resolved on 3/XX/19.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 05/XX/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 05/XX/2013.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
1283461596 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in to get the county phone number and the representative advised the borrower of county's phone number. The borrower made a promised to pay $855.25 by 6/XX/19 via mail.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3630127735 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The customer called to make a payment and also called in for the research address.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6139238906 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Welcome call was completed with borrower on 03/XX/2019. Borrower called on 09/XX/2015 to inquire as to why they are not being reported to the credit bureaus. Associate advised borrower they are under a bankruptcy discharge and if the want to pursue possible reaffirmation after the discharged they would need to be directedback to the entity that assisted them in the bankruptcy.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2001.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 10/XX/2014.  Case was terminated on 10/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1647790116 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  A third party called and said the borrower will be signing and returning the modification documents on 5/XX/19/2017 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7354844431 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called schedule a payment in the amount of $1257.12 for 4/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3129014848 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4613560287 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 04/XX/2019.  Borrower called and requested amortization schedule- emailed
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2019.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputing fees charged, both late fees and corporate fees.  Servicer advised can waive late fees, but need to send in request on the corporate.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2012.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2012 and there is no evidence of reaffirmation.  Ch 7 filed 10/XX/2011 case#XX-XXXXX
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6944206144 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  05/XX/2019 - Borrower called with a promise to pay $1270.07
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6234695963 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   05/XX/2019.  05/XX/2019- Talked to 'other' party niece Rona Swan.  Trying to get the sii process. She advised
                    and documented         was doing process with Seterus but the loan was transferred.  Borrower is deceased and
                                           Executor/XX/07/XX/13/XX/15/XX/08/2013.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
6051140609 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2016.  Borrower called in regards to modification terms
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7919513503 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower requested for transaction history to be emailed to online profile and also inquired about the corporate advance fees that is still on the account for $932.42. The call ended for securing the reason for default: the borrower was out of town.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5893409227 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to inquire about escrow increase and made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in an area impacted by a FEMA disaster (Hurricane XXX
                                           08/2017); no damage reported.
4978448480 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to advise would be making a payment online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6516535266 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to request the year end 1098 form.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8920943995 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
                                           ADDITIONAL INFORMATION: NA
8571860636 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  Borrower called about insurance not being paid
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7580682638 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in to make April payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5067515657 3        [3] Title Issue -:     LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Senior Liens           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Written Dispute -  01/XX/2019.  1/XX/2019- Bwr wanted to know amount to reinstate loan adv of amount good thru 2/XX/2019
                    Servicer responded     EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2019.  The dispute type is Written and the within 60 days and no  reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 further communication  days and no further communication from mortgagor.  XXX reporting dispute history updated through
                    from mortgagor         1/XX/31/XX/12/XX/03/XX/07/XX/20/2017.  No evidence of resolution was noted.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7568242378 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  06/XX/2019.  The borrower called in regarding the ongoing dispute over corporate advance fees.  The research
                    from mortgagor         request was closed in error and reopened.  A late fee was waived due to the service transfer.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2019.  The dispute type is Written and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower called to obtain address of legal team and was advised to send docs to main office.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2015.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 10/XX/2015 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5752008048 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2019.  Third party called to say that borrower passed away but there is no auth for her to go over
                    and documented         account.  Third party got upset and hung up.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
6490785807 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to notify the bank that she has changed her flood and fire insurance company.
                                           she was advised to send over her mortgagee clause as well as notify flood carrier to get there cancellation policy.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7978038077 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Authorized third party called and made a payment in the amount of  $595.92.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is performing under plan.  Bankruptcy filed prior to review period.  Notes do not provide chapter, case
                                           # nor filing date.  Loan is performing under bankruptcy payments
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
6906662713 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2013.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2013 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2230486414 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  Borrower called to inquire about payment increase.  Agent advised payment increased due to lender
                    and documented         placed insurance and that homeowner can get insurance to lower payment.  Borrower is deceased and
                                           Executor/XX/31/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3248258867 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7019730081 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called and made payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was in a FEMA disaster area due to Hurricane XXX on 9/XX/17 (DR-XXX).
                                           There is some damage that the borrower stated they repaired themselves.
4996589873 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to make a payment in the amount of $1412.60.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7958829623 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  Authorized 3rd party spouse advised will western union payment on 06/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8163226097 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2016.  On 07/XX/2016 Borrower call in reference to changing insurance companies. Borrower also made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
5332124036 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 02/XX/2019.  3rd party advised will mail in the payment.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Comments indicated there was a payment dispute, however; there was no evidence to indicate the issue was still outstanding as of the end of the review period.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3421958089 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The last contact was made on 10/XX/2018, in which the borrower discussed the amount due on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3938732087 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  Called borrower about bad address; borrower stated that was at work unable to talk at that time and hung up. Borrower does not return phone calls.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
1931634134 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
8084093845 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5795779387 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  Borrower stated financial hardship, parent has been ill. Asked for payment borrower declined.
                                           Loss Mitigation spoke to borrower about assistance.  Borrower declined modification.  Borrower stated again on
                                           11/XX/17 does not want modification.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
                                           ADDITIONAL INFORMATION: NA
3671651706 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  borrower called stated he'll mail out check shortly.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2180018755 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Borrower said she would not be signing the final modification documents until a written dispute isn't answered.  Borrower was advised the inquiry was not found.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2014.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2014 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4805186996 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower stated payment was not drafted from her bank. We stated wee can cancel and replace it borrower stated money is in there for one payment only call than became disconnected.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6072791293 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to request 1098's for 2016 and 2017 sent via email.  The borrower also stated
                                           the payment will be called in by the end of the month.  The borrower adivsed the hardship is resolved.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6357040455 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Associate made contact with borrower who stated did not receive the final documents. Associate stated package was sent on 08/XX/2018 USPS priority mail. Borrower stated upon receipt will go over the documents and get them back. Comment dated 05/XX/2018 borrower called to verify no documents were needed.
                                           Associate advised  just need to make the first payment and advised borrower notices and collection calls will continue.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2013.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2014 and there is no evidence of reaffirmation.  Current case was terminated on 03/XX/2014. Prior bankruptcy was dismissed on 12/XX/2013.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2715457772 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Authorized third party called in and said will make payment on 1/XX/2019
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5065734522 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  The borrower called in to discuss their trial modification plan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
5292100332 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to see when modified payment will start confused by mod agreement. Advised the borrower final mod docs need to be in  by 02/XX/2019. Advised the borrower loan won't be modified until final mod docs come in. Borrower stated sending in final mod docs today.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7744828397 2        [2] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Active insurance claim PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    but unclear who holds  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    funds or covered by    05/XX/2019.  Borrower called to discuss escrow shortage and ran new escrow amount with new insurance. Borrower
                    bid                    was confused due to escrow. Promised to pay $963.57 by 06/XX/2019 via Web.  Scheduled: 05/XX/2019 Fee Charged:
                                           $0.00 A
                    [1] Verbal Dispute -   EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2017.  The dispute type is Verbal and the reason
                    Servicer responded and is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is
                    appears issue is       closed.  The borrower was disputing a duplicate payment and requested a refund on 11/XX/2017.  The borrower
                    closed                 called in on 12/XX/2017 to escalate the refund and was advised the refund did take place after the 14 day waiting period.  The borrower stated was provided the incorrect information by the agent and the late fee was waived.  The refund check was cut on 12/XX/2017.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           A claim was filed for hail damage that occurred on 07/XX/2013.  Claim funds in the amount of $10997.70 were received on 05/XX/2016.  A contractor bid in the amount of $13563.51 was received on 05/XX/2016. Funds were released to the borrower on 05/XX/2016 and pending inspection.  The borrower noted on 08/XX/2016 that the roof is still leaking and was directed to the insurance company and the contractor.  The borrower called on
                                           12/XX/2016 to set up the inspection and would call back to set up a time.  The file was closed out on
                                           05/XX/2017 due to aging.  The final inspection was not completed.  The damage repair amount is estimated at
                                           $13,563.51.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1509368735 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Last spoke to borrower when they called inbound to inquire about the additional escrow payment that was made and mistakenly credited as  principal and not escrow shortage. Servicer stated incorrect and would make immediate correction
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7501593645 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  On 03/XX/2019 Authorized third party called and inquired about monthly statements and making a payment by mail.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7989794116 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in to get online information to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8224242700 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2016.  The  borrower called about statement stating they were behind advised the borrower to disregard.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3968730500 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Outbound call. The borrower made a promised to pay $956.13 by 6/XX/19 via web.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9905209237 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called on 4/XX/19 to make a $963.98 payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9178473707 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8207225891 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Borrower was advised of the past due amount and the monthly amount due.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7371004074 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8423560551 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  On 12/XX/2018 spoke to the borrower who asked about the billing statement and why it shows a double payment due. Advised the borrower received letter after the payment was made.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1904060834 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The customer called in to verify if the account was reinstated. Agent responded account was reinstated.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area as of 10/XX/2017, however, No damages were reported within the review period.
6594173650 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called on 04/XX/2019 after the service transfer to report an insurance claim.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX. The borrower called on 04/XX/2019 to report a claim for damages caused by the hurricane on 09/XX/2017. The claim was classified as non-monitored. A check for $5,630.08 was endorsed and released on 04/XX/2019. The claim was closed on 04/XX/2019.
7763439504 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Demographics verified
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8465539809 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called in and scheduled the June payment to be effective 06/XX/2019 and then borrower was transferred to direct sales; reason not provided.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6588502669 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2016.  The borrower stated they sent payment in on 10/XX/16.  The servicer advised them of
                                           knowyouroptions.com.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: An insurance claim was filed and funds were released to the borrower on 2/XX/16.
1253383237 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in regarding credit bureau reporting and was told she needs to send reaffirmation. Rep advised reaffirmation is not required for Chapter 13 Bankruptcy and MRC does not report to credit bureau for the first 60 days but will report after that.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7174514079 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The customer called in to clarify when credit would be reported and was also counseled on the know your options site.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2626681146 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The welcome call was completed and the borrower made a payment by phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
5491935350 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Outbound call was placed to collect on tad iao 2124.94. Borrower made online payment and declined to future payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1973021118 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The servicer spoke to the borrower and borrower stated was at work and that borrower #2 takes care of the bills.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
8251303014 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2018.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is active.  A previous chapter 7 case (XX-XXXXX) was filed on 03/XX/2010 and discharged on 07/XX/2010.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6655892472 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called regarding the auto pay, wanted to know if it will carrier over from previous lender
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7164326000 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4417624731 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  On 10/XX/2017 Borrower called to verify taxes were paid. Borrower was advised of last disbursement date.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
2539021664 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The servicer called and spoke with the authorized third party spouse and advised of the total amount due of $1088.58. The third party stated will be making payment in the next two weeks and that there is no hardship.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2009.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 12/XX/2011.  The case was dismissed 12/XX/201 and was reopened
                                           06/XX/2013 for the limited purpose of filing an order granting motion to redact personal identifiers.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1931611737 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower promised to make a payment in the amount of $299.30 bu 05/XX/2019 via the Web.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5316468404 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The representative went over loan transfer and escrow account with the authorized third party.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9748160750 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 03/XX/2019.  The borrower contacted servicer regarding the bankruptcy status on the account. The borrower stated the bankruptcy is now discharged. The servicer advised to allow 30 days for the account to be updated from the previous servicer. The borrower understood and did not have any additional issues.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2018.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower wanted credit bureau updated to show now reporting as current and not past due.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2018.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2018 and there is evidence of reaffirmation.
                                           09/XX/2018Noted signed reaffirmation agreement received and mailed to the court on 09/XX/2018.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1634853490 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The borrower called to have online password reset.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5632687420 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  Authorized 3rd party called in advising payment history will be sent out. The rep advised on their know your options site.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4621149071 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 10/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called about payments being taken out of his account by prior servicer and was told that he needed to stop those automatic drafts.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 11.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           Comment on 1/XX/2019 states Chapter 11 Bankruptcy terminated
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
6779751409 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   05/XX/2017.  The executor of the estate wishes to retain the property and wants to modify the loan.  Borrower
                    and documented         is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5670362595 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower called regarding fees on account. Servicer advised borrower that fee was due to bad check fee that had accumulated and and property inspection fee.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8482349113 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2017.  Spoke with borrower who called to discuss loan.  Borrower stated that has ACH and does not know why that is not working.  Reviewed previous notes and advised borrower that October payment was returned NSF and that is the reason ACH is not working.  Processed payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1683825939 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The borrower was advised of total amount due and stated they would try to make payment sooner.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5069470286 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Unauthorized third party, spouse, called in on 04/XX/2019 to inquire on due date on account.
                                           Servicer unable to provide information but third party was able to make payment. The borrower called in on
                                           01/XX/2019 to inquire if the speed pay is set-up for January.  The servicer advised the total amount due is
                                           $1324.16.  The servicer processed a speed pay in the amount of $1400.00
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9952294944 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3057558229 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Welcome call made promise to pay by borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9287767195 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  last spoke to borrower when they called inbound to discuss the loan and asked if payment had been received and was acknowledged
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3335473380 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower set up ACH payment and website registration during the welcome call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4059593668 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  Borrower informed servicer that envelope for payment had the full address. Borrower had payment returned. Servicer advised to mail payments together to bring account current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9252885060 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8121461226 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower wanted to know why they were not getting a statement and were informed it was because of the discharged bankruptcy. The borrower was advised to continue making payments and to speak with an attorney.
                                           05/XX/2019 - borrower called for general account information
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 07/XX/2015 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1004566568 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  On 2/XX/2019 Borrower called with a payment inquiry and was advised the next payment due was on
                                           2/XX/2019 for $1440.49. Borrower reported receiving calls that provided odd amounts. Servicer advised of the escrow shortage. On 3.7.2018 Borrower called for a modification status update, Borrower had documents.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2012 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9548302140 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  SPOKE TO BORROWER, ADV TAD OF $2118.55 ADV  NEXT PAYMENT DUE $2013.59 2/XX/2018. ADVISED GRACE
                                           PERIOD, DUE DATE, CONSEQUENCES,               EXPECTATIONS AND NEXT STEPS. ASKED TO SCHEDULE.  ADV  WILL PAY
                                           FEB AND MAR AROUND 03/12. ADV BORROWER,  IN NOTES WE HAVE  FAMILY MEMBER ILLNESS  IS WHAT CAUSED LOAN PAYMENT
                                           TO BE LATE.  ALSO,  ADVISED BASEMENT FLOODED, HAD TO PAY UPFRONT.  INSURANCE WILL REIMBURSE (UP FRONT=
                                           2600.00). PLANS TO PAY  2MONTHS. BOTH GET PAIS AND GETTING BONUS.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5028016361 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
9599434031 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 02/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  The borrower called in and inquired on the payment amount and was advised. The borrower requested to receive statements and was advised on an insurance check they received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2013.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 08/XX/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 03/XX/2015.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5420525241 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  Borrower called to schedule his January, February March payments. He states that his experienced a reduction in his income and was currently working cleaning side jobs for $500.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3980797712 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Advised borrower taxes and insurance will move with him to the new service department.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4108073178 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Borrower was set up on a repayment plan.  12 payment plan.  3 payments at 4922.96 & 3 payments at
                                           4915.91  Borrower called in on 12/XX/16 to make payment, went over self service options.  Borrower stated on
                                           2/XX/17 was in the hospital and was not working, but is back to work now.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7494342581 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  An authorized 3rd party called to inquire why the escrow increased.  The caller was advised that is was due to the taxes.  The know your options site was counseled.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4914300513 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  The borrower was called on 4/XX/18 and their financials were reviewed.  The borrower was temporarily unemployed and the wife was the only income source.  A $2321.87 payment was scheduled and owner occupancy was confirmed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6026236176 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower called to inquire about late charges.  The due date and date of late charge assessment was explained.  The borrower requested payment histories.  A payment was processed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8054795788 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The customer was informed that their payment got returned as non-sufficient funds. The late fee was waived and a payment was processed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2850321126 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4741854628 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  The customer called to set up payments for June, July, and August. They requested for the payments to be set up for the 15th of each month.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6814196028 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  Borrower states that the reason that he did not make his payment because he forgot. He requested to sign up for ACH program. He states that he will go online and make 2 payments to bring the loan current. He made a payment in the amount of $1283.84
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5334755341 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in about the fees on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
8318145581 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Borrower wanted to make a payment but only had a debit card. Borrower was advised of not being an allowed form of payment and borrower stated that the payment would be made late.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1894509303 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2017.  Customer called to verify that the loan was reinstated. The customer was advised of the know your options website and self-service options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6821727568 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 10/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower plans on bringing the account current by end of month.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9344740264 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The comments on 07/XX/2018 referenced the borrower was affected by a FEMA natural disaster. No damages were noted from the incident.
9795338669 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  BORROWER CALLED TO GET 1098
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
7644808347 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  12/XX/18 Outbound, advised TAD $633.14; advised Borrower that we received her payment for Dec for
                                           $634 on 12/XX/18.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
2583870556 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Customer called had question over the reporting of her credit.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4407002037 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The co-borrower called in about escrow shortage and advised of the other fees on the modification. The co-borrower stated that the borrower works in construction so money changes monthly. They will be interested in cash out options in a couple of months. The co-borrower made a promised to pay in the amount of $1843.65 by 5/XX/19 via web.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2009.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           The bankruptcy was discharged on 08/XX/2009 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1112799389 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to inquire about loan information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8591889103 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  Borrower called and was advised of total amount due as well as due date. Borrower brought loan current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9064260439 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called and made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3559887638 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
2056757380 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  Welcome call,  Borrower upset that credit dropped 20 points due to transfer, requests that this
                                           be fixed.   Borrower disconnected before I could advise that credit would return to normal once new cycle begins.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2281301333 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower called in to confirm the date for her repayment plan which was different that what was stated on a letter that she received. The agent offered to delete the repayment plan and re-create a new date, however the borrower declined; in fear of jeopardizing the plan. However, the borrower did request to change the payments installment date to process on 01/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was impacted by a hurricane as noted on 09/XX/2017. Comment on 11/XX/2018 reflects no damage to the home.
4155066294 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  Borrower scheduled payment and declined to post date the next two payments. Talk off was completed advising borrower they can start a repayment plan and protect the loan with one payment. Comment dated 03/XX/2018 borrower declined to go over their financials and stated they received an unexpected bill stating they would need to make the March payment in April.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8056072061 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   02/XX/2019.  Authorized third party called called in to make a payment of $846.74 confirmed the next due date.
                    and documented         Borrower is deceased and Executor/XX/14/17, the property is located in a FEMA disaster area. No damages were reported.
9020645369 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called in to make a payment on the account. Call was transferred to the new servicing agent for processing.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1549511472 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Talk to borrower and borrower made payment for $1,139.06 for today.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3003378973 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
2582254862 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
5227972717 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2417432593 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  The borrower called in to discuss the escrow shortage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1372595884 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  02/XX/2019 - Borrower called for year end information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6453718306 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   05/XX/2019.  The borrower called to set up payment.  Borrower is deceased and Executor/XX/24/XX/17/XX/18/2018
                    and documented         and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3023197455 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower made 2 payments and scheduled one for 04/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3632449286 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2016.  The borrower spoke with an agent and stated that they were experiencing marital difficultites.
                                           the borrower stated they had mailed their last trial payment for $802.35 earlier that week. The agent reviewed the modification process.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1560337478 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3614121979 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  The borrower requested the deceased co-borrower name to be removed from the statements.  Borrower
                    and documented         is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
3938490748 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2017.  Notes indicate that borrower was inquiring about applying for a refinance of their home and was asking specific questions about the interest rate possibly increasing and how that affects their payment. The agent advised the borrower of the specifics in the event they apply for a refinance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8199902522 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2016.  Associate made contact with borrower advising of the total amunt due modification. Borrower requested a call back.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
9774274503 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 12/XX/2018.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2016.  Borrower advised at work and will take care of the payment this evening.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
4277635171 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
3947094746 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in and made a promise to pay $2169.93 via web on 03/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1543241727 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2019.  Borrower gave permission to speak to daughter in law. Authorized 3rd party advised will pay via
                    and documented         web today.  Borrower is deceased and Executor/XX/03/2016.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8351936428 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to make a payment for $1,331.48.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6732779992 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  The borrower called on 3/XX/18 to check on the status of the claim check.  The representative advised that a $14,610.50 check was mailed on 3/XX/18 and should arrive in 5 - 7 business days.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A prior claim was filed for water damage that occurred on 11/XX/2017.  The claim was closed on 03/XX/2018 with all funds released and a 100% inspection.
8075024937 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The Borrower verified demographics.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6351903889 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Borrower called in to see why 10/20188 payment did not draft rep advised payment was NSF.
                                           Borrower made payment for $1,079.98 for today.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6318971593 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called in to make a speed pay payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9583484438 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower called to get assistance with getting online and get information requested emailed to them.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3538334762 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The co-borrower verified information and made the trial payment over the phone. Also discussed the modification terms.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
2611357936 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called to make a payment of $1,162.43.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8371415952 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Outbound completed welcome call, Borrower schedules payment for 6/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
7047214892 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Borrower called to get status of modification. Servicer advised final modification is processed and loan is due for 12/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1579845474 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called for general account information and to make a payment in the amount of $2259.64.
                                           On 5/XX/2019, borrower called and promised to pay $2,259.64.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6513601147 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called, advised she can view statements online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2013.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 02/XX/2019 and there is no evidence of reaffirmation.  The proof of claim was filed 05/XX/2013.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
7635758543 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called for payment information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6652797349 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Authorized third party called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1724154788 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The customer was informed about their due date, expectations and advised documents would be reviewed and sent in before November. Last skip trace 10/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3894708108 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   04/XX/2019.  Borrower called to verify was set up on autopay, and agent confirmed.  Borrower is deceased and
                    and documented         Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9873653837 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Spoke with authorized third party who stated that the payment was made today with the wrong checking account information.  Authorized third party provided new routing and banking information. 05/XX/2019
                                           Authorized third party called in about late fees, lender explained late fees and payment change, payment was made, caller indicated that the reason for default was due to a failed refinance attempt.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
2007086125 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called questioning as to why there is a shortage, advised of tax increase.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9169915090 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  On 03/XX/2019 Borrower called to get loan transfer information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5952159758 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The borrower spoke with an agent and reviewed the repayment plan option. The borrowers repayment plan will be over after February and will resume normal payments in February. The agent processed the borrowers repayment plan payments and provided confirmation numbers.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4553413870 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The authorized third party called regarding request for insurance policy information. The representative provided insurance premium and time frame.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5417849553 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 06/XX/2019.  Borrower called to verify check status.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower called in regarding new transferred loan and provided insurance information and needed loss draft endorsed.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4944456801 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  On 5/XX/2019, the borrower called and the welcome call was completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6444846959 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 09/XX/2017.  The borrower stated calling today because the money sent in today should be enough to satisfy all open charges including October payment. The representative reviewed the last 3 months pay history with the borrower. The borrower stated disagrees with the late fee. The call was escalated. The agent advised the fees can be paid over time due to the fees being valid. The agent requested to have the payment history sent to the borrower. Funds taken from the principal and suspense were applied to make a payment.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2017.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower disputed late fees. This was resolved on the call.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3459397681 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower received letter stating that her loan is being transferred over to another service provider and wanted to know if she could make Feb payment with current provider.  Servicer confirmed and processed payment in the amount of $1799.46
                                           On 5/XX/2019, borrower called to make one payment and will make remainder on 6/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8262518479 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  Borrower called to make a payment on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5494597755 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    requested within the   PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to get a payoff quote and had an inquiry about the Refinance application.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4801089764 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to get duplicate payment refunded.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a disaster area due to Hurricane XXX declared on
                                           09/XX/2017. The property was damaged and was classified as enhanced endorse and release and the final draw claim check in amount of $22,032.11 was mailed to the borrower 03/XX/2019.
3797263157 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2017.  On 06/XX/2017 Borrower called to inquire PMI removal. Borrower was provided with agent procedures for PMI removal. Borrower stated sent payment in the mail.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
6552891912 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to ask for financial assistance as they were injured on the job.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is not available in the information provided.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4479149590 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Borrower called in to request copy of mod docs.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4910001311 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
2917789299 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in inquiring about online/XX/16/XX/10/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1913960823 1        [1] Damaged Interior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Active insurance claim PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    and funds held by      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    servicer with          01/XX/2019.  The borrower authorized a payment in the amount of $3723.91;effective 01/XX/2019 and $1923.23;
                    indication of related  effective 02/XX/2019 and $1924.23; effective 03/XX/2019.
                    contractor bid         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    sufficient to cover    REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    repairs                FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  On 08/XX/2017 the comments referenced an insurance claim for  water damages caused on 06/XX/2017. A check was received at that time for $2,660.08 and the funds were released. Later comments on 11/XX/2017 stated a second check for
                                           $13,500 was received on 11/XX/2017. The notes on 01/XX/2018 stated the claim was classified as partial monitored. The remaining funds of $13,500 were released to the borrower on 01/XX/2018. The notes on 02/XX/2018 and 03/XX/2018 stated a final inspection was needed to close the claim. Comments on 04/XX/2018 referenced another check for $2,660.08 was endorsed and released. There was no evidence of the final inspection being completed.  The damage repair amount is estimated at $18,820.16.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5009594054 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower made a promise to pay $869.79 by 6/XX/2019
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8646403640 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 05/XX/2019.  Borrower made promise to pay $515.42, scheduled for 05/XX/2019.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2017.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Servicer responded to Equifax credit dispute; updated applicable fields to show loan status as of
                                           09/XX/17 as current.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8109803466 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called and made online payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
3164879222 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  On 02/XX/2019 Borrower was called in reference to payment due. Borrower stated the payment will make the payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6138411273 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to make a payment of $3999.17
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5698925907 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called regarding recent transfer information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1056430439 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2017.  12/XX/2017-  Borrower spoke with agent discussed account status and default due to hours at work reduced.
                                           2/XX/2017-  Borrower spoke with agent discussed account status and refinance option.
                                           11/XX/2015-  Borrower spoke with agent discussed account and possible Modification.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1144041669 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to make a payment  but could not find his accout routing number. Borrower said he was calling back to make the payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2546493579 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in advised payment was sent back due to being short borrower will resubmit payment also discussed docs needed for modification.
                                           On 4/XX/2019, borrower called and promised to pay additional escrow $58.46
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1378060888 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2017.  The borrower called in to stop the automatic payment from coming out and made the payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7597430923 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  The borrower spoke with an agent and stated that they weren't sure if they were still represented by an attorney and that they need to ensure they needed to add their name back to the account to ensure they stayed legally compliant. The borrower stated they understood.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3526407804 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2019.  Spoke with borrower, borrower stated that the payments have been set up promise to pay $804.73 by
                    and documented         3/XX/19  Borrower is deceased and Executor/XX/09/2013.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1916038713 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  Borrower contact discussed repayment plan, scheduled three payments for plan, 09/XX/2018,
                                           10/XX/2018 and 11/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2274572039 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Comments from 2/XX/19 indicates borrower called due to issue with IVR system. Servicer informed borrower this is due to service transfer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9916416473 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The customer called in to make a payment and bring the account current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6598809692 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  On 03/XX/2018 Call was in reference to payment due. Borrower stated made the payment over the phone already. Borrower wanted to know the status of the loan. Borrower was given information about the loan.
                                           Borrower was also provided with options available for assistance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3007884135 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  Commentary states borrower called in regarding fees listed on billing statement. Borrower was provided with a verbal breakdown of the fees.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5937943782 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   12/XX/2017.  The last contact was made on 12/XX/2017, in which the borrower had a payoff inquiry.  Borrower is
                    and documented         deceased and Executor/XX/07/2011.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3929988090 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  She called to advise changing HOI.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2831570467 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  On 05/XX/2018 Borrower called to make a payment and to set up a future payment. Borrower called for general account information and requested their 1098
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 02/XX/2019 Commentary states Hazard claim closed. Claim review completed on 06/XX/2019 cites the last draw was released and claim closed.
5762954577 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Outbound call to the borrower to complete the welcome call. The borrower made a payment today and went over the shortage payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5010358366 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  Borrower advised the payment was mailed out on 11/XX/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9883819834 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5515164451 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  The borrower called questioning late fee
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2013.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2013 and there is no evidence of reaffirmation.  A motion for relief was filed 12/XX/2013.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5775228149 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called about insurance administration.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3054534475 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower called in and was advised of total amount due. The borrower called in to see when payment is due and the agent asked if accepting the modification. The borrower advised does not have documents ad the agent advised can upload on website and will be available in 24 hours. The borrower stated default due to having to repair the property and took a few months and had to use out of pocket funds. The borrower advised will accept the modification and will sign and return the documents. The borrower declined future payments. The borrower was advised documents due back by 01/XX/2019 and the the new modification payment is
                                           $1140.96.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a disaster area due to Hurricane XXX as noted on
                                           09/XX/2017. No damages reported.
4122789246 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   02/XX/2018.  The servicer advised the borrower of the total amount due of $739.85.  Borrower stated they are
                    and documented         having heath issues.  The borrower has an increase in medical payments.  The borrower advised there are only about two months left of treatment.  The borrower made a promise to pay two payments on 03/XX/2018.  Borrower is deceased and Executor/XX/12/2017. There is no evidence of damage to the property.
3585037710 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower spoke with an agent regarding how to leave the loan in their family members name.
                                           The agent advised that they could look into refinancing the loan with a bank, however the servicer wasn't a bank. The agent offered to schedule the payment that was due. The borrower advised they had already mailed a check for $809.19 on the 1st.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
1218991474 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  On 5/XX/2019, the borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2009.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2009 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9315039885 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
2449209286 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called to see if would get a late fee for mailing the payments. The representative advised the borrower has been paying on time and no late fees have been made. The borrower made a promised to pay $592.89 by 6/XX/19 via mail.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4018707119 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir
                    property; identified   exists to dispose of property; identified and documented.  The date of death is unknown.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9913857653 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in to confirm that the loan stayed the same and the agent confirmed and completed the welcome call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a disaster area due to XXX wildfires as noted on
                                           11/XX/2018. No reported damages.
3956937755 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The servicer called and spoke with the borrower and advised of the total amount due of $1911.03 and due for 11/XX/2018. The borrower authorized the agent to process payment in amount of $1911.03 and was provided with the confirmation number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9822682515 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2011.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 12/XX/2011.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9505369915 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  The borrower was advised of the total amount due and brought the account current. The reason for default was cited as borrower illness.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2166939231 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is active.  There is no current information on current Bankruptcy, Only that it was filled on 03/XX/2019 Prev
                                           Bankruptcy BANKRUPTCY PETITION #: XX-XXXXXX-XXX DATE FILED:   05/XX/2017 DATE TERMINATED: 08/XX/2017 DEBTOR
                                           DISCHARGED: 08/XX/2017
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
1813661007 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  The customer called in regarding billing statement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6184843465 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The servicer system was running slow and the borrower was unable to be verified.  The servicer provided the borrower with new account number and payment mailing address.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2014.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is active.  The proof of claim was filed 03/XX/2015.  No comments stating the bankruptcy was dismissed or discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
4347312541 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2016.  11/XX/16 Borrower called re mod request, addressed concerns.  Send task to have mod docs sent to atty.  11/XX/16  Borrower called to discuss loan he advised he had atty representation.  Was also supposed to have form to auth him to still speak with Bank.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  The proof of claim was filed 08/XX/2016.  Filing and case data not available.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
2534524082 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  Third party, potential sii, called to make a payment and make a change to ach.  Borrower is
                    and documented         deceased and Executor/XX/04/2013.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
                                           ADDITIONAL INFORMATION: NA
4884059766 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower requested year end documentation 1098
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
2060494727 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  The representative advised the borrower of the total amount due and next payment due on 5/XX/18.
                                           The borrower called to request spy payment. The representative advised of the late fees and legal fees. The borrower also requested to secure May installment for today declined to post date. A copy of confirmation will be mailed. The representative processed payment effective for today 4/XX/18. Reason for default: illness of principal borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6545745474 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower refused to make a promise to pay, stated has 30 days and disconnected the call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
9863426413 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5134022554 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 02/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called stating there was to have been a payment taken out of the account on 5/XX/19 and has not been taken out. The representative advised the borrower no payment has been set up to be taken out and none has posted. The representative processed a payment, waived the processing fee, provided confirmation number, and mailed the borrower a payment history per request and mailed application for auto-payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9959751960 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower made a payment, and stated that was so busy at work that could not make a payment on time.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2506033671 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in to see why unable to make payment online rep advised unable to pay online due to account is due for 4/XX/2019 payment and once paid will be able to pay online going forward. Borrower made payment for $1,455.48 for today.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5884781478 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The customer called in concerned that made a payment but it has not posted. Agent advised that see the payment was made but it was not posted to the account as yet. Advised to allow some time for it to process.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1633552672 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower spoke with an agent and wanted to know about adding their family members to the loan. The agent advised the borrower that in order to do that, the borrower would need to refinance, however due to the current boarding process not being completed, they weren't able to assist at the moment. The agent advised to call back on Monday.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area that was impacted by Hurricane XXX -
                                           DR-XXX, as noted on 09/XX/2017. There were no damages noted.
2755021308 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  On 03/XX/2019 Borrower called to make a payment and stated never made a late payment. Borrower was given a late fee waiver. Borrower was advised of options available for assistance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1090999056 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   08/XX/2016.  Spoke to borrower on 8/XX/16, property is owner occupied.  Borrower was going to make payment but
                    and documented         did not want to pay service fee, will be mailing in payment.  Borrower asked about the modification documents.
                                           Borrower stated final documents have been sent in.  Borrower is deceased and Executor/XX/11/16 Unauthorized third party called in and stated the borrower is deceased, but no authorization provided to be able to speak.
9692921238 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   05/XX/2019.  Borrower called to check insurance on the account.  Borrower is deceased and Executor/Heir exists
                    and documented         to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5872904645 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower made a promised to pay by 5/XX/19 via web.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
8777605497 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The authorized third party called in regards to flood insurance, hasn't gotten paid yet and stated is due today. The representative transferred the call to the Hazard department.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5927473010 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Third party called in to ask about closing documents. She states that she will sign and return the documents tomorrow.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3830306084 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  01/XX/2018 - Talked to borrower - verified account information --  interested in repayment plan -
                                           discussed options.  RFD - illness of family member
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4151366399 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Commentary states borrower called in to make two payments on the account.
                                           06/XX/2019 - borrower called to make a payment in the amount of $1000.00
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2014.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  The proof of claim was filed 04/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9131676233 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower spoke with an agent and updated all contact information on the account. The borrower made a promise to pay of $1839.31 through Bill Pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3557106109 3        [3] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damage remains         PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    unresolved and no      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was indication covered by  12/XX/2018.  The customer scheduled a payment of $1716.72 for 12/XX/18 and $853.36 was scheduled for 01/XX/19
                    insurance sufficient   and 02/XX/19. The rep confirmed the total due and late fees associated with the account along with counselled
                    to cover repair        the customer about online options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  On 11/XX/18 the customer reported having a leak in the roof and inquired about an insurance claim, the servicer advised to contact their insurance company. There is no indication of an insurance claim filed or damages repaired.
                                           Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3033963327 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    requested within the   PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Talked to borrower, welcome call completed. Borrower requested to speak with the Refinance
                                           Department.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4426492344 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Third party called in to make payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4123919911 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Talk to borrower regarding TAD borrower states PTP TAD $926.54 online today states made payment but waiting on bank statement before he made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7700203154 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower inquired about their 1098 year end statement; agent advised it was emailed to the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in an area impacted by a FEMA disaster (Hurricane XXX
                                           09/2017); no damage reported.
3116644142 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower inquiry on loan transfer, gave borrower the information and when the transfer will occur.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8980485886 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called to make payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4244880494 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    requested within the   PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The customer called in regarding suspense notice. The representative explained what it meant, advised that everything is now current and that to disregard the letter. The borrower asked about fee payments in the future. The representative advised of $19 conv. fee and also advised of online account-sent out rapid registration. The borrower asked about refinancing and possibly about getting refinanced to get cash out. The representative provided the borrower with the phone number to call tomorrow.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 11/XX/2014 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4138370129 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  Borrower accepted the trial modification offer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2015.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2015 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9690484902 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  Borrower called for status of the modification. Associate advised the frist two payments of the trial have been met and now due for the third. Borrower scheduled payment with associate for 02/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
7417019657 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in 2 payments for $1,424.31 each for 5/XX/2019 and 6/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3193493736 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  On 10/XX/2017 Borrower was called in reference to payment due. Borrower stated will make the payment on the 15th. Call was disconnected.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7136015724 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Most recent conversation with borrower was outbound call to obtain a payment.  Upon contact the payment was scheduled.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7702486989 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  Borrower stated may have trouble making payments and asked about modification options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3585995514 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in to  request payment history from previous servicer to review for  payment posting inquiry.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5213982524 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to get account #  and PTP $1,489.54 online on 3/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6520067137 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower returned a call about December payment.
                                           05/XX/2019 - Borrower called to make payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8760380279 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  2/XX/19 ATP 3 called to edit payment date from the 13th to the 26th because she had to pay daughter's tuition.  1/XX/19 ATP called reviewed status, not having a financial hardship had to pay daughter's tuition, will not be late next month, intention is to keep property.  Financials taken 1/XX/19 and nothing has changed.  Referred to Knowyouroptions.com for possible mod.  Processed payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8469013349 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower scheduled a payment. 04/XX/2019 Borrower called in to check the payment status and see if the account was current;
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1758443186 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Written Dispute -  11/XX/2017.  Customer stated has two loans and had issue with the bill pay paying the wrong account. The
                    Servicer responded     customer needed assistance logging into the servicer's website to make their payments. They stated no within 60 days and no  hardship.
                    further communication  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2018.  The dispute type is Written and the
                    from mortgagor         reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower disputed the credit reporting on 11/XX/2018, and a response was sent that day.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
9226184443 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
9436742133 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    requested within the   PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called with questions about escrow increase and step rate increase in modification.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area that was impacted by Hurricane XXX -
                                           DR-XXX, as noted on 09/XX/2017. There were damages noted to the ceiling and had been repaired.
9940797485 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  On 04/XX/2019 Borrower called regarding a fee associated with the loan transfer. Borrower was advised the fee was in reference to a late payment. Borrower was provided with know your options for available assistance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1379902961 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   05/XX/2019.  On 05/XX/2019 Borrower called to make a payment.  Borrower is deceased and Executor/Heir exists
                    and documented         to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6293512070 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  Third party called in regarding escrow analysis and when will be done.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9477144412 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  Most recent conversation with borrower was to go over amount due and repayment options.
                                           Modification approved.  Property is owner occupied.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2007502156 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  The borrower was called on 9/XX/18 and explained that the payments were late due to a curtailment of income.  The borrower started a new job and was awaiting the first paycheck.  The borrower could not commit to making two payments due for $3042.84.  A phone appointment was set for 4pm that day to review their financial situation.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4103360832 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Borrower called to make a payment on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7234389132 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2016.  Borrower called stating they want to pay the escrow account on their own. Associate advised borrower when they modified the loan the escrow account is forced and provided customer servcie fax number to send in their request. 05/XX/2019 Borrower called and promised to make a payment on 05/10.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6847257630 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower sent message stating made payment on 6/XX/20019 and wanted to know if payment went through. Rep sent message to borrower advising last payment received on 6/XX/2019 for $1,8441.36 and next due
                                           7/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2013.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The proof of claim was filed 03/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1735758930 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower' spouse was advised to send both final modification copies signed and notarized. The agent also discussed the new payment amount and the first payment due date.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2010.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2011 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7917945262 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2017.  Borrower states that the final mod documents were mailed back on 2/XX/17, Also made a $553.47 payment .
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8295399265 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  On 03/XX/2019, the borrower called to verify account status; the borrower scheduled payment for
                                           03/XX/2019 and another payment for 04/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7363456636 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  The borrower called to see if the bank can set up an additional draft payment. The borrower was advised a payment was already set up and any additional payments would be applied towards the unpaid principal balance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7191397682 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  Borrower stated will send back modification documents tomorrow.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2011.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2016 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1283071128 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Comments from 3/XX/19 indicates servicer completed welcome call. Borrower will make payment online 3/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2013.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5224171951 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 03/XX/2019.  Authorized third party had questions for final modification documents.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2019.  The dispute type is Verbal and the reason is Document dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower was disputing receiving the incorrect modification documents for the last two times.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
9907183332 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 08/XX/2017.  The borrower returning our call. The representative advised it was because of the open installment. The borrower stated will mail out the payment by tomorrow and also stated gets paid on the 5th so won't be able to pay by the 1st since doesn't gets paid on that day. The representative advised the borrower has been back on track which is good and also advised of online or bill pay to make the payments. The borrower will mail payment 8/XX/17.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2017.  The dispute type is Verbal and the reason is Billing Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputed past due on billing statement saying her January and February statements said payment due 03/XX/2017. Servicer advised of correction to billing statement and sent new on. Issue appears to be resolved. Borrower discussed this due date with servicer 02/XX/2017 and was informed loan was due for
                                           02/XX/2017.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9410126197 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    requested within the   PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Payoff requested
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2010.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2012 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: I am unable to locate the keywords: Commercial, Natural Disaster and Ticket in the notes.
3457638986 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  3rd party called to advised a payment will be mailed out today.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5624675336 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 06/XX/2019.  The borrower called to discuss the account; but the servicer advised that will not have access until 03/XX/2019.
                                           06/XX/2019 - Borrower called to make a payment
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2019.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower disputed the balance and credit per notes dated 02/XX/2019.  The application fields were updated to show the loan status as current as well as the payment history through 02/XX/23/XX/28/2019.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9778659753 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Borrower called to advise mailed payment on 10/XX/18 in amount of $2210.54. Servicer provided total amount due and advised of last payment received, next due date and applicable fees.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1990466237 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Spoke with borrower who stated husband has been ill and had to pay $530.00 weekly for treatment.
                                           Made payment arrangement with borrower and borrower was advised if broken then home is in foreclosure danger.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7202897744 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2008.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2011 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2748595738 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1810522177 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower called in to confirm the payment was received. The servicer advised the payment was returned on 12/XX/2018.  The servicer asked for the November payment and advised will need to make arrangements for the total amount due.  The borrower will call back the following day to make arrangements.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3859296487 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  Borrower called to check on the cancelling of the PMI. Borrower advised will make a payment online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
5798992124 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  Comment borrower had a bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
4139172880 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  Borrower called in with questions regarding applying for a home equity loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8178263278 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   04/XX/2019.  Borrower called tin regarding loan transfer and wanted to verify information stays the same.
                    and documented         Borrower PTP $1,270.70 by bill pay by 4/XX/2019.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7361557334 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  Borrower called, on trial payments but someone came today and told will be auction on 4/XX/2018.
                                           Verified, has been put on  hold. Borrower moved scheduled payment to earlier. Advised of next process on modification.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5866541996 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to see how to remove one of the borrower's from the loan rep advised of assumption or refinance borrower states  will call back once he discusses it with other borrower. Rep also advised there were 3 parties that signed the note in 2008 and there was a mod in 2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Natural disaster comments noted on 3/XX/2018, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.
7191769569 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5011575044 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower made payment in the amount of $1476.19. Servicer provided total amount due and advised of last payment received, next due date and applicable fees; also offered self-servicing options like ACH or mailing
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3454720542 3        [3] Title Issue -:     LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Senior Liens           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Verbal Dispute -   03/XX/2019.  The borrower called in about the loan transfer and the billing statement. The agent advised that
                    Servicer responded and the billing statement was sent out on 03/XX/2019. The borrower was sent a copy of the billing statement via
                    appears issue is       email.
                    closed                 EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower made payment dispute. The agent advised payment was short and the payment was returned.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is evidence of title issues with the property.  A prior lien was noted on 06/XX/2018 in the amount of $243500 dated 04/XX/2008.  The commentary states the lien was paid but needs released.  If
                                           Judgment is entered lien will be extinguished. No evidence prior lien was resolved as the foreclosure was closed due to reinstatement.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a disaster area due to Hurricane as noted on 09/XX/2018. No evidence of property damage reported.
7371513735 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The customer called in to scheduled two monthly payments. Processed payments in the amount of
                                           $616.46 for January and February. 06/XX/2019 made a payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 04/XX/2016 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5489788326 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  The servicer contacted borrower for payment on the account. The borrower stated they sent a check to bring the loan back to current in the amount of $5709.20. Servicer reviewed the loan and advised the payment was received on 07/XX/2018 and will be posted to the account later in the day. The borrower stated the
                                           RFD was due to excessive obligations and they are getting back on track. The servicer advised once the payment is posted the account would be due for 08/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7406338507 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2019.  Authorized 3rd party spouse confirmed borrower has been deceased since 05/XX/2017 and the intent
                    and documented         is for the spouse to assume the loan and continue making payments.  Borrower is deceased and
                                           Executor/XX/30/XX/06/2018; no evidence of damages.
4067987178 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower called in regards to a statement he received. He is trying to get a home equity loan but the statement that was sent to him he cant use. Agent explained that the " Loan Current Letter" does not break down payments and the borrower understood.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1294611507 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2017.  Borrower called in with escrow questions.  He is trying to obtain a refund from county.  Borrower also wanted to know how he had escrow shortage when account was not even escrowed.  Borrower was advised prior servicer had the account escrowed and shortage balance transferred from them.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7269061123 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  The borrower called to reschedule payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2696634846 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  Borrower called to advised will send the final loan modification documents back  next week.
                                           Lender went over the terms.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6550460504 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called and scheduled a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8742058999 2        [2]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Active          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    insurance claim but    03/XX/2019.  The borrower called in wanting to know why they have the fee of $830.95 due to foreclosure and
                    unclear who holds      that they weren't in foreclosure during that time that the Lender said they would remove those fees. The
                    funds or covered by    representative sent an email to acquisitions.
                    bid                    The borrower made a promise to pay by 3/XX/19 via web.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower advised on 09/XX/2017 the property was damaged by Hurricane XXX. The borrower referenced leakage as well as a tree fell on their fence. Multiple attempts were made to contact the borrower and obtain the check and other required documentation; however; the borrower was unresponsive. The borrower was informed on
                                           09/XX/2018 of all the documents still missing for the claim. There was no evidence of the borrower sending in the claim documents or any repairs being completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 0*/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX.
1999363294 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower called about check received, and agent advised it is escrow overage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8982846892 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to inquire about escrow advance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9067061611 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   04/XX/2019.  The borrower made a promise to pay.  Borrower is deceased and Executor/Heir exists to dispose of
                    and documented         property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3308886675 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to inquire about escrow shortage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a disaster area due to the XXX Wild Fires as noted on
                                           11/XX/2017. No damage was reported.
3998718039 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9398163894 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   05/XX/2019.  Authorized third party spouse called for general account information. They called about becoming
                    and documented         successor as mortgagor is deceased. They were informed death certificate not yet received.
                                           @05/XX/2019: borrower called to make a payment in amount of $638.15  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
8904002075 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   01/XX/2018.  Borrower called to schedule payment and when advised they did not need to payment associate
                    and documented         advised modification is completed with the next due date being 04/XX/2018. Borrower inquired about refinance stated they assumed the loan to bring current as they are on a fixed income. Associate advised refinance is not an option and would need to look for locally.  Borrower is deceased and Executor/XX/25/2016 cites executor of the estate wants to retain the property.
5473296689 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Borrower inquiry in regards to credit bureau reporting.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2804140500 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to make payment not knowing the loan had transferred.  Discussed reinstatement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8749172597 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to make a March and April payment and also wanted ach form sent out.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9026579498 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in to have late fee removed rep advised borrower will submit request to waive late fee.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8649079167 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  7/XX/18  Inbound, ATP re payment inquiry she has not seen payment in secure box, not signed up for paperless, reference 7/XX/18, up to 3 days to complete, can not tell if it has been completed and mailed.
                                           Confirmed $5 processing fee, confirmed late fee if rc'd after the 16th.  Confirmed missed April 2018 payment.
                                           Confirmed TAD $ 1850.62.  She plans to mail $1850.62.  Confirmed next payment will be Aug 2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2012.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2012 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
6739913805 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  On 02/XX/2019 borrower contact,loan is current, owner occupied, advised that have not spoken to borrower in 90 days. Borrower wanted to make the March payment was approved to do so. Will go online to make the payment. 04/XX/2019 Lender called and discussed terms of escrow/payment increase,borrower advised his loan was modified last year.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3851304402 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called to make a payment in the amount of $1247.45
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2893836771 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower advised they are making additional amount and does not see it going to principal.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
1873809433 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2017.  Borrower called in with change of banking information and reset speedpay drafts for 12/XX/17,
                                           01/XX/2018, and 02/XX/2018 in the amount of $410.13 each.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX, noted
                                           on 9/XX/2017.
4887853072 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 04/XX/2018.  The servicer advised the borrower of the total amount due of $2621.82.  The borrower stated will need to speak with spouse about making the payment.  The borrower was not aware the account was behind.  The servicer started to go over the borrower's financials.  The borrower will call back on 04/XX/2018.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2019.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower stated will be sending in a dispute regarding the property inspection fees.  The servicer offered to send a payment history showing all recoverable fees.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2865597542 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in payment for $1,687.44 for today RFD excessive.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5877394017 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  On 5/XX/2019, borrower called and promise to pay $700.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
6857510936 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called, verified ach is on but there are no additional principal payments.  Wanted to know about the payment increase when he was transferred.  Help desk found last analysis.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Hurricane comments noted on 12/XX/2017, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.
5075835631 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
6944679833 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to get mod agreement emailed to borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7632403570 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  On 12/XX/2018 Authorized third party was called for Modification status. Third party stated will contact Borrower for follow up on returning modification documents.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8862686314 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 03/XX/2019.  The borrower called to schedule 2 payments. $1298.72 via the website by 4/XX/2019 and $1298.72 for 3/XX/2019.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower stated had called to have the payment moved from 2/XX/28. The agent did not make the payment change and the borrower was charged the overdraft and stop payment fees. The agent provided the mailing address so the borrower could send the supporting documents for review. No further mention of the dispute is noted.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a disaster area as noted on 11/XX/2016. No damages were reported.
2218993547 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2016.  The borrower spoke with an agent and stated they had gotten their final modification documents and wanted some guidance on filling them out. The agent walked them through. The borrower will return the loan modification documents.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1407997504 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  He called because he wants to send in a payment for three dollars.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7059069659 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Servicer contacted the borrower and the borrower scheduled a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6169408598 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  3rd party spouse called in to verify the payment due date.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Per notation on 11/XX/18, the property is located in a FEMA disaster area, however, the customer confirmed there were No damages were reported caused by disaster.
8889781674 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Demographics verified. Provided KYOCC
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 04/XX/2013 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8307718660 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Borrower called in and said that they want to do ACH and wanted to know if it could be set up over the phone or online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
2135886249 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Borrower called to see if they can send in extra funds to apply to principle balance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9772387009 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to verify account information, including contact information. The borrower requested contact via email and updated email address with servicer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6723827395 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  An authorized third party called in and requested a copy of the W-9.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2014.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 08/XX/2014 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4979875863 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Borrower called in to schedule payments for January and February 2019, inquired on $73 charge on statement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7822452527 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2010.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2011 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
5447488005 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in regards to service transfer and welcome call was provided to the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
5205905098 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  Spoke with the borrwer regarding the late fess on the account. Borrower was advised fees are from previous delinquency on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 06/XX/2015 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
6931005146 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      06/XX/2019.  Borrower called in to inquire about payment increase due to escrow.  Servicer advised payment indication covered by  increase is due to escrow shortage in amount of $1215.42; which is being spread over 12 months which adds an
                    insurance              additional $101.29 to their monthly payment.  Servicer advised borrower to find cheaper insurance to help reduce the monthly payment amount. Servicer reports that borrower did not understand and disconnected the call
                    [3] Environmental      EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    Damaged Exterior -     REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    Damage remains         FORECLOSURE: No evidence of current foreclosure activity.
                    unresolved and no      BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    indication covered by  LITIGATION: There is no evidence of litigation on the file.
                    insurance sufficient   TITLE ISSUES: There is no evidence of title issues.
                    to cover repair        PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  On 09/XX/2017 the borrower reported minor roof and water damages due to Hurricane XXX. The borrower also advised of sewage in the water. There was no evidence of a claim being filed or any repairs being completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX. The borrower advised of minor damages due to the storm. The borrower called on 12/XX/2015 to report a claim for water damages caused on 12/XX/2015. The comments on 08/XX/2016 indicated an inspection was received showing all repairs were completed. The claim was closed on 06/XX/2017.
4540189578 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      06/XX/2019.  The borrower called in regards to escrow increase.
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           In a comment dated 09/XX/2017 the borrower stated the roof was damaged and fence is gone due to the recent hurricane. No claim filed. No comments reflecting damage has been repaired.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX. The borrower advised the home was damaged by the storm.
4628390489 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   04/XX/2019.  Borrower's widow called, discussed, provided probate docs.  Death cert received 5/XX/9.  Borrower
                    and documented         is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4397313966 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in to make a payment scheduled for 4/XX/19 and hung up because was driving.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3511170054 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  The borrower spoke with an agent and reviewed the total amount due on the loan of $4330.40 for two installments and $266.56 in late fees. The agent advised that the fees will continue to accumulate. The borrower stated that they were not experiencing a hardship, however they had been unaware that the payment had been returned.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5366691393 3        [3]                    LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      06/XX/2018.  Borrower called to make a payment dated for 7/XX/2018.
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The reason for default is casualty loss.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                    [2] Loan is in         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2015.  The chapter is
                    Bankruptcy             Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is release from stay granted.  REM relief was granted at confirmation 06/XX/2015 and the borrower is to pay the servicer directly.
                                           There is no evidence of dismissal or discharge.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower reported roof and water damage on 09/XX/2017 due to Hurricane XXX.  A claim was filed and the borrower noted on 01/XX/2018 that the claim was being handled by an attorney and still working on the agreement and settlement. The borrower noted damage to kitchen, bedrooms, bathroom and garage on 05/XX/2018.
                                           A follow up letter was sent to the borrower on 02/XX/2019 due to pending all documentation and funds.
                                           Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
9210577772 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1240241993 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
6567527537 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called to make a payment and borrower had a question.  Has another loan bur only under ex-spouse name and wanted to know how to get name added.  Advised can send info to see if allows for assumption, if not will have to refine the loan or can have ex-spouse  add as authorized user.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3495107156 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  09/XX/2017.  Borrower advised that they will make the payment by 09/XX/2017.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2016.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputed credit reporting. Servicer updated payment history and issue appear to be resolved.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1179604563 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
5347845245 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to see if was accessed late fee for May 2019 rep advised late fees was from previous servicer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8475227713 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  The borrower informed the servicer on 05/XX/2018 to contact the co-borrower for the payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           The bankruptcy was discharged on 09/XX/2014 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3206705966 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   05/XX/2019.  The authorized third party was transferred to the successor department; confirmed
                    and documented         successor-in-interest docs were received on 4/XX/19  Borrower is deceased and Executor/XX/15/2013.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
3352053257 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  On 06/XX/2019 Borrower called to inquire homeowners Insurance information. Borrower was provided with know your options for available assistance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area for Hurricane XXX noted on 09/XX/2017.
                                           No damages were reported.
3261240343 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  On 06/XX/2019 Borrower called to make a payment. Borrower was provided with know your options for available assistance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6108031844 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called and scheduled payment for 04/XX/2019. Borrower also stated he received delinquent tax letter. Servicer received at risk email on 03/XX/2019 and has requested payoff from county in order to complete redemption.
                                           04/XX/2019 - Authorized 3rd party called - finalized escrow analysis 46 months spread - promises to pay by
                                           05/XX/2019
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2930329421 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2016.  Agent called borrower regarding payment, and borrower stated intends to keep property and will call back.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
2244683064 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower stated that is having issues with paying via the website.  A payment was scheduled for $1,348.41 effective for today.  The hardship was due to unemployment but has been resolved since is now on disability.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8759274352 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower inquired about general account information, unpaid principal balance, interest rate, provided total amount due, lpr, npd, and fees.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2280866107 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: There was damage to the property, with the claim transferred to non-monitored on
                                           8/XX/2018, all funds were released.
8128315962 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7569370439 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    requested within the   PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  Authorized third party (ATP) called in regards to payoff. Agent advised that payoff was attempted to be faxed, but it was mailed. The ATP provided alternate fax number for us to send  pay off
                                           Borrower verified demographics, promise to pay was made.  Promise 0701/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7081184820 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in regarding the loan transfer information. Agent went over information with borrower and advised can make payments online. Borrower made a promise to pay $1447.90 by 3/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2785864672 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in states will try to make payment today if not will pay by end of the week borrower PTP $1,030.26 online 5/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 08/XX/2013 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7533879912 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The last contact was made on 3/XX/2019, in which the borrower scheduled a payment.
                                           05/XX/2019 - borrower called to schedule upcoming payments
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2014.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2014 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6364296084 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  Third party contractor called in on 05/XX/2018 to request for property loss department and inquire the reason due to fire.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A claim was filed for fire damage that occurred on 03/XX/2017.  The claim was noted as closed on 06/XX/2018 with all funds released and a 100% inspection.
4234478709 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in payment for $466.60 for today.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2691215096 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Verbal Dispute -   05/XX/2019.  Borrower called in to make a payment.
                    Servicer responded and EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2017.  The dispute type is Verbal and the reason
                    appears issue is       is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is
                    closed                 closed.  The borrower disputed the account status and balance.  The customer asserted that the loan has been current for some time now and that the balance is less than reported.  The applicable fields were updated to show the current status.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9858681902 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2019.  An authorized third party stated the account was recently transferred and asked if documents are
                    and documented         needed to be submitted reflecting authorization; agent advised third party to call back the following week.
                                           Borrower is deceased and Executor/XX/23/2013.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8964380837 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The customer called in to make sure the ACH transferred over and wanted loan details. They were counseled on the know your options website.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7440714359 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  On 02/XX/2019 Borrower called to make a payment on two accounts. Borrower was advised of options available for assistance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6893383068 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2017.  The borrower was advised the Trial modification has been completed and the final modification documents will be mailed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
4869953156 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower sent email states having problem making payment states just started new job and gets paid on Friday 6/XX/2019 scheduled 6/XX/2019 to come out on 6/XX/2019 and states payment will be on time going forward.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7368936950 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower received a collection call and made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and
                                           noted on 09/XX/2017.   No damage was reported.
7081545905 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Unauthorized wife called to discuss account
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4494752092 1        [1] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Active insurance claim PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    and funds held by      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    servicer with          03/XX/2019.  Borrower inquiry regards account # and loss draft.
                    indication of related  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    contractor bid         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    sufficient to cover    FORECLOSURE: No evidence of current foreclosure activity.
                    repairs                BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  An insurance claim for wind damage sustained on 02/XX/2019 was reported on 03/XX/2019. The claim was classified as enhanced endorse and release.  Claim checks totaling $14,811.59 were released on 03/XX/2019.  No evidence of completed repairs was cited.  The damage repair amount is estimated at $14,811.59.  Property repairs have not started.
                                           The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4833530044 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The representative advised the borrower the payment is pending and that the late fee has been waived. The representative also advised that the first 60 days were provided with the gp. However, after this time frame the late fees will apply/accrue.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7273094031 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called to make payment of $925.73
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Hurricane comments noted on 9/XX/2017, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.
5252262319 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to see if the late fee can be removed due to spouse out of work.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4109909543 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The borrower returned the Servicer's call and made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3895036532 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: An insurance check was received on 3/XX/2019 in the amount of $3,386.76 for water damage to the property on 02/XX/2019. The claim was classified as non-monitored. The funds were endorsed and released on 03/XX/2019. The claim was closed at that time.
3650600251 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 05/XX/2019.  The borrower called to check when ACH will draft.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputes Oct payment not being paid, states made on 10/XX/05 was returned on
                                           09/XX/26/XX/19/XX/14/XX/01/XX/05/XX/14/XX/26/XX/18/XX/2019, the claim was classified as non-monitored per notes dated 03/XX/2019. The commentary on 03/XX/2019 stated all funds were released and the claim was closed.
8524524996 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Authorized third party borrower son called in states he is an insurance agent and he will be re-writing borrower's insurance policy.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7915156606 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  Borrower called in regarding her statement and letter received.  Advised borrower the letter is
                                           June and July's installment.  Advised borrower they are current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2010.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2010 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9443723783 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower contact for authorization for third party Farm bureau insurance company to speak on loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6028648007 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to check the status of her research request.  Servicer advised payment was given credit towards January payment but account is still due for March/XX/Dec payments which brought the account due for Jan, but that payment was never made.  Borrower stated she understood and stated would be making a payment on Friday
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2993325890 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in PTP $406.93 on 6/XX/2019 and $652.75 on 6/XX/2019 through IVR.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4691893369 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called to schedule payment on 03/XX/2019. Comment dated 08/XX/2018 borrower called stating they received a 90 day delinquency letter. Associate informed of loss mitigation and they can apply for modification and the loan is not current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2011.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2011 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6853426196 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to make a payment and was given the website address because it is free to use.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was affected by hurricane as noted on 08/XX/2017. No damage was noted.
2316222192 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to get loan number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2010.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           The bankruptcy was discharged on 04/XX/2011 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4337359750 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  the customer called to get the total amount due and to confirm that the $9,000 sent in September was applied and what the current status of the account was, the customer requested a copy of the pay history and promise payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7964566857 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Written Dispute -  06/XX/2019.  The borrower needed assistance resetting online password.
                    Servicer responded     EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2019.  The dispute type is Written and the within 60 days and no  reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 further communication  days and no further communication from mortgagor.  The comments on 03/XX/2018 indicated a dispute was received
                    from mortgagor         regarding the loan reporting incorrectly since the bankruptcy was discharged. The comments at that time stated
                                           the account was updated to show the loan was discharged from the chapter 7.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2015.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2015 and there is no evidence of reaffirmation.  The bankruptcy was converted to a chapter 7 on 08/XX/2015.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9794332885 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  The  borrower called inbound to make a payment and to discuss the loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2012 and there is no evidence of reaffirmation.  Loan was not reaffirmed per notes
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4833216032 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  Authorized third party called about March's payment application and advised will make payment in two weeks due to now back to work.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6139710452 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  Borrower called to advise that the payment would be sent for the total amount due next week. The agent advised that  the total due is $3,693.22. Borrower declined to set up payment and RFD was unemployed but is now back to work.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3848435376 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in regarding insurance rep advised will be paid out of escrow and borrower made payment for $1,868.29 for 7/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5637643244 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower called regarding credit reporting and made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6757636615 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   04/XX/2019.  Per commentary dated for 04/XX/2019. Welcome call made to customer and customer wanted to know if
                    and documented         the ACH was transferred and set up correctly.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4833378704 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to make a payment. Demographics verified,
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5381999811 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Borrower called in to make a payment. The agent walked the borrower through the online system.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area (Hurricane XXX) as noted on
                                           09/XX/2017. There is no evidence of damage to the property.
7096646132 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The authorized 3rd party called to make a payment for $2,077.34 by 6/XX/2019 via the IVR phone system.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8363962511 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in to make a payment in the amount of $5447.14 On 05/XX/19 The borrower called in to discuss forced insurance
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2013.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is active.  The proof of claim was filed 02/XX/2014.  A Chapter 7 case #XX-XXXXX filed on 11/XX/1996 was discharged on 03/XX/1997.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1179220154 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 03/XX/2019.  Borrower called in to cancel auto pay states she made payment online and auto pay drafted so two payments came out. Borrower states she will call back due to account she paid from is not in her name.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower called in to cancel auto pay states she made payment online and auto pay drafted so two payments came out. Borrower states she will call back due to account she paid from is not in her name. It appears the issue was resolved.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3898661065 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to make a payment to account scheduled for 6/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
6191513312 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  Borrower called and stated her bank told her last payment was returned NSF. Servicer advised payment was posted 11/XX/2018 and has not been reversed off account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4404724604 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Spoke with borrower, customer made duplicate payment and was making sure it applied to payments
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7339648242 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Customer requested if $2100  payment received. Advised most recent payment scheduled 12/XX/18
                                           $2000 via IVR, Customer stated he will make payment on website. Customer stated he made bill pay on 2/XX/19 in the amount of $2100. Advised payment received yet. Advised turn around time 3-5 business days. Customer requested to schedule payment in the amount of $1000 today. Speedpay taken. Advised service transfer to MRC
                                           03/XX/19. Customer Service: 877-372-0512, Customer stated he will mail back the re-amortization letter.
                                           **Checked Sci** Explained letter to customer. Advised eligible for this incentive on the sixth anniversary
                                           HAMP start and we have applied a $5,000 HAMP incentive to reduce your unpaid principal balance (UPB).)
                                           Advised next steps. Processed Speedpay 1: $1000 2/XX/2019 Confirmation Number 17967148. Fee: $10.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5393871444 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called in to make 3 payments. Borrower was advised that since the loan was a new transfer only 1 payment could be made at this time. Borrower was advised they will received the confirmation letter by mail.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7610265320 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The last contact was made on 04/052019, in which the borrower had a payment inquiry.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5590889948 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Last contact with the borrower they promise to pay 06/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
6321755372 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  The borrower is having difficulty making a payment and was advised it was due to a bad account number. Borrower will call back to confirm the payment was accepted.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2868613578 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in and advised just made a payment online and advised if it went through. The agent confirmed the payment is pending.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8182059375 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2017.  Borrower called to make a payment on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6875333132 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 02/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  03/XX/2019.  The borrower called to make a payment.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2018.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower dispute payment history. Servicer researched and sent payment history and loss mitigation history. Issue appears to be resolved.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2015.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 03/XX/2016.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX. On 02/XX/2018 a claim was initiated for damages caused by the hurricane on
                                           09/XX/2017. A total of $35,774.17 was received for the monitored claim. The notes indicated all funds were released. An inspection was received on 04/XX/2019 showing all repairs were completed.
9103293440 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Lender corrected the borrower's mailing address and advised the ACH payment will come out on the
                                           8th of the month.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3058257296 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  03/XX/2019.  On 03/XX/2019 Borrower called to schedule a payment and to create an online account. The borrower
                    from mortgagor         made a promise to pay $1847.63 on 03/XX/2019 via website
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The  borrower dispute credit reporting. The agent reviewed the account and determined that this was when the consumers tenant was not paying their rent and had to go through the court for eviction but the consumer was still responsible for the payments. The servicer updated applicable fields to show loan status as of today 02/XX/2019 current and show pay history through 01/2019.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
3997359468 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 08/XX/2018.  Payment inquiry. Spoke on 8/XX/2018,  Reinstatement amount is 11869.45, A payment for $2000.00, and $9869.45, both through wire transfer will be received tomotoow, 8/XX/2018, as customer has the wiring instructions ready. WWW.SETERUS.COM, ACH takes up to 72 hours for loan to show current in the system. Late fees, negative reporting, next payment will be due 10/XX/2018 , as this has to be a wire 8/XX/2018. Letters and phone calls will continue until current.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  RFD: Payment dispute. Nothing further.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4159535157 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  The borrower called in regards to the payment amount. The representative verified the new payment amount going forward. Payment change in June.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4331185054 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Welcome call to borrower completed, provided status of account and borrower made a promise to pay
                                           $2148.01, by 4/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8532719952 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Coborrowerr called in to go over transfer info. She also wanted  to cancel autpay due to not able
                                           to make by 15th. She will  register online and make the June payment by end of month   and reset up autopay
                                           for July. She was interested in going  over mortgage checkup. Made promise to pay $1420.42 by 07/XX/2019 via
                                           Web. Scheduled:for  06/XX/2019  and $1420.42 by by 07/XX/2019 via Web.Scheduled for: 07/XX/2019. No fees assessments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3931146246 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Customer called to make payment IAO $2036.70
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
2806423885 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  On 03/XX/2019 Borrower sent an email inquiring the amount of interest paid in 2018. Borrower was advised to call customer service for assistance due to email not being an authorized email.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1288652807 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in and made a June payment over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8818483660 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower was advised of their upcoming service transfer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2566350811 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in because of lock out of on line system.  The servicer put in a ticket to have the account unlocked.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6242025433 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  The servicer called ad spoke with the borrower and was advised of total amount due of $1714.99.
                                           The borrower verified that the property is owner occupied and default is due to curtailment of income. The borrower advised is retired and still waiting on social security award shortly and stated will pay June installment via via speedpay by 06/XX/2018 for $1500.38.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9619997860 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  The co-borrower called in to confirm loan number to log back in the website. The borrower updated email address and the agent sent password reset email.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2010.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2010 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9717427788 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  10/XX/2018.  The borrower was advised the payment increased due to new escrow analysis.  The borrower was
                    from mortgagor         upset due to the payment being different from the re-amortization agreement.  The servicer advised the new escrow analysis was ran after the agreement.  The borrower stated wanted to the agreement rescinded and was advised cannot rescind an executed agreement but borrower can dispute via correspondence.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2018.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower was disputing the application of the October payment and requested a new re-amortization schedule.  A response was sent to the borrower on 11/XX/2018 advising of the payment change due to the step rate change of the modification and noted the payment would've changed more without the re-amortization.  The re-amortization cannot be recalculated due to having been executed.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2011.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           The bankruptcy was discharged on 12/XX/2011 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5746383222 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Unauthorized party called to verify payment was scheduled for 3/XX/19.  Agent advised on how to check pending payments on website.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was impacted by hurricane XXX as noted on 09/XX/2017. No damage was reflected other than tree and fence and those were resolved.
7060687608 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2010 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6098520483 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 12/XX/2018.  The borrower received a collection call regarding intent and stated reason for default as social security check.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower disputed a post dated payment made with an agent on 06/XX/2017 would go through since had requested a call on 06/XX/2017.  The customer stated that had not received a call as requested and therefore scheduled another payment which caused the account to be overdrawn.  The funds were requested back.
                                           The refund was processed on 07/XX/2017.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8278822310 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  02/XX/2019.  The borrower called in stating certified funds is inconvenient and is the reason the payment is
                    from mortgagor         late.  The borrower stated the payment was sent by WU on 01/XX/2019.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower has an ongoing dispute regarding the loan status.  A credit dispute was received and the borrower attached an image to confirm ID.  The account was reviewed and the borrower was confirmed and verified as reported.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2017.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 04/XX/2017.  A prior chapter 13 was dismissed on 11/XX/2016
                                           #XX-XXXXX.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2175142067 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2019.  The borrower called to make a payment and the welcome call was completed.  Borrower is deceased
                    and documented         and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3282580797 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower promised to pay $1,914.05 by 03/XX/2019 via Bill Pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3049572554 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  Borrower made payment in the amount of $211.50. Servicer  advised borrower total amount due is
                                           $1617.87 by 04/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4356168441 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2017.  Talk to borrower regarding NSF borrower made payment for $2,146.56 for today and will start auto pay in 2/2017 RFD excessive obligation.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4584802032 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9396272769 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXX Wildfires and mudslides noted on 05/XX/2018.  No damage was reported.
9204379006 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2017.  Agent called the borrower to collect a payment. The borrower advised that he made a payment through billpay.  Agent stated that the payment has not updated.  Borrower advised will make a payment and will pay next month before the grace period ends.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8008536844 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  On 06/XX/2019 Borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6873649442 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  On 03/XX/2019 Borrower called for confirm the right address to send payment since is in active
                                           Bankruptcy. Borrower was advised the address was accurate. Borrower was also provided with know your options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2014.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is active.  The proof of claim was filed 01/XX/2015.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7905017115 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower called advised next payment due.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 01/XX/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1765782215 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2016.  Talk to other party states she does not have a mortgage and states don't call again and she hung
                                           up.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2641339308 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  The borrower called regarding ARM adjustment and proceeded to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9976563942 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4648967402 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The customer called and made promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
                                           ADDITIONAL INFORMATION: NA
6922258704 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in about their escrow balance and made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8222504311 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2003431111 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in and stated their boyfriend missed the payment and the borrower will reinstate the loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1576883223 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called regarding homeowners insurance. The representative advised of total amount due and transferred the call to the insurance department.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2470047365 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  Borrower called in regarding total amount due. Borrower updated financials and set up payment but declined future pays.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6949097614 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  The borrower called in for assistance to login to the website.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6423705838 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called to reset online password.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2564329869 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in and authorized a payment in the amount of $852.10.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7753083915 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Last contact with the borrower they called in to authorize third party.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5786172830 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Authorized third party borrower spouse called in payment for $1,614.72 for today for 12/3018 payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5088244253 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to inquired about a payment, servicer also went over escrow shortage with borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  The commentary reflects a discharged bankruptcy.  The case details were not provided.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9280297297 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 05/XX/2018.  05/XX/18: servicer advised borrower that the HAMP incentive had not been received and there is no time estimate for the US Treasury to release the funds.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Modification corrections made in Feb 2016 were misapplied to fees, resulting in a rolling delinquency.  Payment history corrected on 02/XX/18 resulting in loan status of current
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3134614277 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6360544953 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  The borrower called to inquire about payment and confirm receipt of payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6971644442 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in to make a payment. The welcome call was complete and the know your options site was counseled.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 09/XX/2017-Comments indicate the borrower was financially affected by FEMA declared disaster Hurricane XXX which occurred on 09/XX/2017. No damages to the property were noted.
2082345248 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Authorized third party called in regarding general account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9856430631 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to discuss options to avoid foreclosure.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8159819954 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8872058767 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower confirmed loan terms.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2011.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2016 and there is no evidence of reaffirmation.  The proof of claim was filed 08/XX/2011.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
3802713602 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Borrower called in to make payment arrangements on the account. Borrower also requested to know the details of the property inspections.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2017.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2017 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9344927161 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower was alarmed by the total amount due of $6,541.98 and was informed that the majority of that comes from deferred late charges totaling $3,984.91.  The customer plans to dispute these fees which were supposed to have been waived in the modification.  A payment for $2,503.00 was promised by 03/XX/2019 online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2010.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2011 and there is evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3239539342 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  The borrower authorized a payment in the amount of $2497.81 dated 05/XX/2018. The borrower also advised of the modification status.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1727624044 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1153667855 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  The borrower called in and scheduled a payment in amount of $1113.61 and was advised a confirmation letter will be sent once payment processes. The borrower asked if email was sent to opt out of forbearance and the agent confirmed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.  A claim was filed for roof damage.  Claim funds in the amount of $6234.28 were send directly to the borrower and the servicer was not listed as the payee.  The claim was closed on 05/XX/2018 due to the claim being less than $10000.
1790846188 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2259709549 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Spoke with borrower regards to escrow increase. Borrower wanted break down of why the payment increase and wanted a copy of escrow detail mailed. 05/XX/2019 borrower called to be transferred to insurance department, provided Know Your Option site.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8742766809 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Contact with borrower regarding loan status and payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1509464283 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Agent called borrower to discuss payment.  Borrower stated reason for default is that borrower gets paid from clients and the jobs vary.  Borrower stated no damage from disaster.  Borrower made payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2854092029 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called to promised to pay $616.61 by 4/XX/19  & 05/XX/19 via pay
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
9132801165 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  The borrower called to inquire about account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6410686238 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Spoke with borrower who stated she is self employed and it is taking a while to get  paid. Made promise to pay IAO $314.47 by 5/XX/2019 via mail.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3876487452 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Last contact with the borrower they wanted general account information. The borrower accepted a 5 month repayment plan beginning 12/XX/2018 through 04/XX/2019. She was not affected by the XXX wildfires.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 12/XX/2018-The borrower confirmed that she was not affected by the FEMA declared disaster (XXX Wild fires).
8464390076 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
7168894583 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in and made a promise to pay to account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7451700475 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower inquired about setting up ACH payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2012.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1460098170 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The borrower called in regarding their billing statement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
9154407925 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6165306264 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
8082679849 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
4260738913 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Last contact with the borrower they wanted to have payment date changed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8657336236 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  The borrower stated the June's payment was made. The borrower was also advised of the total amount due of $982.51.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5053742913 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to check on status of the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9880674694 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in to make payment IAO $603.93.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7825543435 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  Borrower called to  inquire about HAMP re-amortization schedule. Borrower was advised can not have escrow shortage taken care of by re-amortization.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4670460698 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower was contacted and states spouse makes payments and will calling to make payment today.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6471148761 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to see if 6/XX/2019 payment was  made and interested in refinancing.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6907713426 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Last spoke to borrower when they were called and customer made payment on the loan and set up future payments The borrower called in and stated was going out of town and wanted to set up payment. The borrower authorized agent to process payment in amount of $729.57 to be drafted 02/XX/2018 and was provided with the confirmation number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is stay lifted.  The proof of claim was filed 09/XX/2016.  A motion for relief was filed 09/XX/2016.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3220781442 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   01/XX/2017.  Borrower called to make payment.  Borrower is deceased and Executor/Heir exists to dispose of
                    and documented         property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5007322745 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in and wanted to know how to make international wire transfer for payments.
                                           Advised servicer does not allow international payments
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3239557074 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called in regarding mortgage transfer and the agent advised will be transferred and to send the payment to new servicer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
5207160027 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in and made a promise to pay $181.56 on 03/XX/2019 via web.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6914993821 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  The borrower called to talk to hazard claim department.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to Hurricane XXX on 9/XX/2017.
                                           Damages reported and classified partial-monitored. Funds were endorse and release closing the claim on
                                           7/XX/2018.
8279463311 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2017.  Borrower called in to get benefits of re-amortization of loan payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1255518006 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called on 02/XX/2019 for assistance with unlocking their online account and obtaining their tax info document. The borrower advised their home was not damaged by the recent disaster.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located within a FEMA disaster area per the comments on 2/XX/2019. No damages were reported.
2711749012 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in regards to the account transfer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4878848202 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to promise a payment of $1294.33 by 4/XX/2019 via the mail.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a disaster area due to Hurricane XXX on 9/XX/2017. Damages were reported. Repairs completed inspection received and the claim was closed on 2/XX/2019.
6812845038 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  The borrower called to check on status of modification.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4487269360 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The borrower called in stating they were not able to access the website. The service rep assisted the borrower in gaining access.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3587861658 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  On 05/XX/2019 Borrower called and scheduled a payment. Borrower was advised of know your options for available assistance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8298545804 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  The borrower called to have the phone numbers on the account updated.  The borrower said they wouldn't pay fees on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX. No damages were reported. The comments on 09/XX/2016 stated a claim was initiated for water damages caused on 03/XX/2016. The comments on 10/XX/2016 stated an inspection was conducted showing 100% of repairs were completed. The claim was closed on 03/XX/2017.
4367938066 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower stated that they fell behind on their payment due to a family emergency out of the country; the borrower made a promise to pay and stated they would bring their account current without loss mitigation assistance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4729105215 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1316966157 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called to request a copy of 1098 form from prior servicer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6868390701 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to setup an auto-pay for March payment. Payment was scheduled for 3/XX/2019.
                                           Agent stayed on phone with borrower while they setup future payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5520338840 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  Borrower called to find out how much equity in property and borrower was advised would need to reach out to a lender that does equity loans or assistance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3859342013 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5671552511 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower provided authorization for us to speak with spouse, for the life of the loan
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9676807988 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  A collection attempt was made and the borrower was verified. The borrower was advised of the total amount due for $813.88. However, there was no commitment to pay. The borrower was advised of late fees to be assessed and negative credit reporting.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6027365885 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Last contact with the borrower they needed assistance with the autopay. Advised borrower they can sign up online. Account had to be unblocked so borrower could set up payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4259639654 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  The borrower advised is currently unemployed and has applied for unemployment benefits; borrower authorized a payment in the amount of $114.01.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4438704380 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower scheduled a payment by phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9823234828 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called on 03/XX/2019 advising the mailed a payment to the prior servicer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2853414009 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The borrower called in to inquire about their escrow shortage and to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3116072994 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in inquiring running a new escrow analysis. The representative advised the borrower we can't run a new escrow analysis until 60 days after transfer and also advised the borrower with reduction in insurance will be reflective in new escrow analysis. The borrower understood.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8359078076 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Spoke with the borrower about loan status and payments, promise to pay taken. Borrower to make payment by end of month.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4423458915 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to edit the payment scheduled for 6/XX/19.  Payment amount is $788.63.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7475817707 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to schedule a payment for 4/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6960812489 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Contact received via online system requesting notification if payments are late. Servicer provided process to setup online notifications.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 05/XX/2018 indicated the property was located in a FEMA
                                           Disaster Area. No damages were reported.
8178186484 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The customer called for general account information and payment options. On 06/XX/2019 the borrower called for general questions.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4280545452 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  10/XX/2017.  Borrower called in to check the status of the loan modification application, was advised that the
                    from mortgagor         modification was approved and account now shows current. Borrower stated will make sure next payment will be made timely and sets up a payment in the amount of $1611.30.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A credit dispute was submitted.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3459863913 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  Borrower was contacted to collect the last repayment plan payment in the amount of $1113.73.
                                           Borrower was under the impression that the payment was already scheduled and so scheduled it for 02/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7152888465 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  11/XX/2018 - Borrower called - verified account information -- borrower wanted to make a double payment in the amount of $2619.94 -- processed payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2014.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2014 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9369930060 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The agent advised the borrower that the loan was reinstated in July and there is a total amount due of $236.75.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5342439461 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower made a payment online and didn't receive a confirmation number. The representative unable to see if payment is pending. Borrower will attempt to make a payment again.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6305156824 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to make a payment in the amount $1935.04
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3780462966 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in payment for $1,556.72 for 4/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2015.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 11/XX/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 10/XX/2015.  Comment dated 03/XX/2019 references a new bankruptcy filing; no further details.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9156309972 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to what can be done to lower payments it shows there was an increase in escrow which caused payments to go up borrower states she is on a fix income. Rep advised borrower to contact tax office to see if can qualify for exemptions and rep went over escrow shortage spread options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3231467213 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  Most recent discussion with borrower was to obtain a payment.  Borrower stated payment would be made by the 30th of the month due to pay schedule.  Reason for delinquency noted as Excessive obligations.
                                           Financials taken and reviewed. Property verified as owner occupied.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3091004700 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Talk to authorized third party Jennifer with DA's office advised account is only due for 1 payment in amount of $2,569.72.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2016.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is active.  The proof of claim was filed 05/XX/2016.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3214756551 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in for general account information and the current principal balance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7356575584 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The authorized third party spouse called in for explanation on transfer letter received. The agent explained the letter and advised nothing changed with the transfer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           The bankruptcy was discharged on 10/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 09/XX/2013.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5581182719 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower called in to verify that all trial payments had been made. Agent advised that all trial payments have been made and to finalize modification all that is needed is for documents to be signed and returned. Agent asked if borrower would like payment setup for next month. Borrower declined.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7514580974 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called about loan being transferred to new servicer and being set up on auto payment.
                                           Servicer confirmed payment is set up.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3947364162 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2013.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The proof of claim was filed 03/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8140722783 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8968124739 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The borrower called to confirm receipt of a payment made through the IVR system.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1594616087 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6568400357 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Inbound call from customer to make payment IAO $1008.84.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8495445249 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5419257989 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6711058898 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Demographics verified by the Borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6273921136 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Authorized third party called to make a payment and request a late fee to be waived. The customer tried to make a payment with the previous servicer, but they did not process the payment. They stated the rest of the payments would be made on Monday 4/XX/2019. They were counseled on the options website. The financial situation was assessed and options were explored to avoid foreclosure. The HUD counseling phone number was provided.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8334183822 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Third party called in to setup a payment but was unable to do so because he did not have checking account information. He states he will try and make a payment online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4356143391 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Borrower was called and promised to get self and spouse to notary to sign documents on weekend.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1795716509 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called in to verify that the servicer received the check for escrow that was mailed
                                           in.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1681615222 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to know what his payments were.  Said he would pay a big portion of that amount due.  Paid months of March and April.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2033335047 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Last contact with the customer they called in to do a Promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3456125722 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2823291633 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Borrower stated that they would reinstate the loan and noted reason for delinquency as business failure.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9682863731 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower inquired about the amount due and made a promise to pay $1385.83 by 03/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1786626927 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to verify receipt of payment and was advised payment was received on
                                           6/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9159092037 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower was advised of escrow increase.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6024020805 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Agent made a collection call to borrower, and borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3174188448 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to verify receipt of payment for insurance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1605385202 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  Borrower inquired about retention options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8282302532 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called discussed ach and transfer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7007370867 3        [3] Damaged Interior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damage remains         PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    unresolved and no      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was indication covered by  04/XX/2019.  A welcome call was completed.
                    insurance              EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    [3] Environmental      FORECLOSURE: No evidence of current foreclosure activity.
                    Damaged Interior -     BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    Damage remains         LITIGATION: There is no evidence of litigation on the file.
                    unresolved and no      TITLE ISSUES: There is no evidence of title issues.
                    indication covered by  PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  The borrower
                    insurance              filed a claim for water damage that occurred on 03/XX/2016.  The claim was denied by the insurance company on
                                           04/XX/2016.  A mold remediation letter was sent on 04/XX/2016.  On 05/XX/2016, the public adjuster called in
                    [3] MI Not Being Paid  stating the borrower had flood damage and is assisting with filing a claim. A denial letter was received on
                    As Required            06/XX/2016. The borrower attempted another claim and the denial letter was received on 09/XX/2016.  The claim was closed on 10/XX/2016.  There is no evidence the repairs were completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7182179278 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower advised of loan transfer and will have access on 030/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7795224361 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  Borrower made a payment in the amount of $1656.47
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2015.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2015 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4855831731 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in to make a payment and request an ACH form.  The form was emailed to the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2013 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8216198119 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Last contact with the borrower they wanted to know if payment was received for June. Borrower was advised it did not. Borrower stated will check with their bank.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7531625504 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      04/XX/2019.  The borrower called to make a payment.
                    indication covered by  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2019.  The dispute type is Written and the
                    insurance              reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A written dispute was received requesting to fix the credit
                    [1] Written Dispute -  reporting on 10/XX/2018.  A response was sent to the borrower on 10/XX/2018 confirming a payment was returned
                    Servicer responded     and not resolved until 09/XX/2018.  The reporting is accurate.
                    within 60 days and no  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the further communication  reason for default with the information provided.
                    from mortgagor         FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower advised on 09/XX/2017 the property was damaged by Hurricane XXX. The borrower reported a damaged window and loss of power. There was no evidence of a claim being filed, or any repairs being completed.
                                           Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX.
5865543092 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  The borrower stated reason for default as unemployment and was advised of total amount due.  The borrower is working again and intends to bring account current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3140029175 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The representative reviewed the account for the shortage and insurance. The borrower will be making a payment in the amount of $842.88 on Monday through bill pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A claim was filed for a roof leak.  The borrower stated on 10/XX/2018 the check was less than $5000 and did not include the servicer as a payee.  The claim was closed on 02/XX/2019.
1408402046 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
7283708009 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4351631322 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2016.  Borrower spouse called in due to receiving a statement that showed the account owing for 2 months. Agent advised that the statement was mailed out 9-13-16 and they made payment on 9-15-16. Spouse then asked if loan will report late to credit report and agent advised that it would not.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5170632988 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2017.  The borrower called with an inquiry about the interest paid on the 1098.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2009.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2015 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9444384879 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  Borrower called to request correction to principal curtailment because funds should have been applied as a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1453453145 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Last spoke to borrower when they were called and payment was scheduled on the loan The borrower called regarding the online registration. The agent completed the welcome call and sent the link to register.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1530432179 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Spoke with borrower, customer called in to remove paperless billing.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2013.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 12/XX/2013.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6191148768 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Borrower had NSF check which appears to cause the loan to be 30 days delinquent as of
                                           5/XX/2018The borrower authorized 3 payments in the amount of $3887.25 each; effective 11/XX/2018, 12/XX/2018 and 01/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4697530015 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called and made a payment in amount of $1050.22.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8406646158 2        [2] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Active insurance claim PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    but unclear who holds  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    funds or covered by    06/XX/2019.  Borrower called to ask how they can get a new insurance claim check. Advised the borrower needs
                    bid                    to call insurance company and have check re-issued.  Made payment.  Advised next due 7/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  A claim was filed for wind damages caused on 03/XX/2018. A check for $2,219.66 was received but sent back to the borrower on 04/XX/2018 due to missing their endorsement. The borrower called on 06/XX/2019 stating they sent in their claim check while the loan was being service transferred and needed to know how to go about getting a new check. The servicer advised to call their insurance carrier and have them reissue a new check. There was no reference to the status of the repairs.  The damage repair amount is estimated at $2,219.66.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9036441040 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower demographics verified. KYOCC provided Welcome call performed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3950339210 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Written Dispute -  02/XX/2019.  Borrower advised will make a payment by the grace period end date.
                    Servicer responded     EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2019.  The dispute type is Written and the within 60 days and no  reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 further communication  days and no further communication from mortgagor.  Comment show credit dispute received and resolved.
                    from mortgagor         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7784468336 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  The borrower called on 09/XX/2018 to inquire about their payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX. The comments on 11/XX/2017 stated a claim was initiated for damages caused by the hurricane. A check for $10,971.88 was received on 12/XX/2017. The notes on 12/XX/2017 stated the funds were released to the borrower and the claim was closed.
9295625700 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  The borrower was approved for a modification trial starting in August. The borrower was advised of the terms.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2015.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is release from stay granted.  The bankruptcy was dismissed on 02/XX/2016.  A motion for relief was filed 06/XX/2016.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5371737626 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in for total amount due
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7724257216 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  On 05/XX/2019 the borrower called to setup payment arrangements. ON 05/XX/2019 the borrower called to setup a promise to pay. The borrower called to discuss the servicing transfer and the welcome call was completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3861802345 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called who stated long  term condition and will be rolling 30 days for a year until medical bills with daughter are caught up or gets a third check. Advised the borrower can't just continue to be late and mentioned loan modification borrower declined modification.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5872958606 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called and authorized a payment in the amount of $265.64
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017; no evidence of property damages.
3648816899 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in to make escrow payment. Set up payments but urged customer to self service online due to legal representation.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1594500973 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Last contact with the borrower they wanted to ensure one payment was left in the repayment plan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3034536074 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in about demand letter and mod letter received borrower states not interested in mod RFD illness in family borrower made 2 payments for $1,975.89 each for 5/XX/2019 and 5/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5755607277 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  12/XX/2018 payment inquiry. Boorwer thought he paid November payment online November 15. Borrwer plans to pay online today, December 10th. Borrwer decline to pay and stated will pay December 15 online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1517399680 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called PTP $819.40 online on 6/XX/2019 and to request removal of PMI from the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area that was impacted by Hurricane XXX -
                                           DR-XXX, as noted on 09/XX/2017 and also Hurricane XXX - DR-XXX as noted on 10/XX/2016. There were damages to the home, however they have been repaired.
2912454874 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower received a collection call however the borrower stated she couldn't talk at the time.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4107758691 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2017.  The customer called about reversing principal that was applied in error by the customer. The customer wanted to split the payments although they know it can cause problems.The customer stated if the payments would be applied and reversed correctly, there would not be an issue. The customer scheduled a payment for 7/XX/2017 as they already sent in $375.00.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8671876054 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called on 6/XX/19 to advise that the payment was set up via the IVR, stated
                                           excessive obligation
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The comments on 04/XX/2016 reflected the property was located in a FEMA disaster zone.
                                           There was no evidence of any damages from the incident.
6376193789 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower called about the escrow shortage on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4726255708 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is active.  The proof of claim was filed 03/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
6773953690 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Borrower called to get help with online account on 10/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5365801044 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  The authorized third party spouse called in to post date the May payment. The agent advised borrower of the fee of $10.00 to pay over the phone and the borrower declined. The agent advised borrower can make a payment via website for $5.00 and the borrower agreed. The agent asked borrower if wants disaster forbearance and the borrower declined. The borrower verified that there was no damage or insurance claim filed and was not impacted by the disaster. .
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: The property is located in a disaster area and on 04/XX/2018 the borrower verified was not impacted by the disaster and that there was no damage or claim filed.
5817704944 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in to provided third party authorization to spouse for the life of the loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: A claim was filed for fire damage that occurred on 07/XX/2018.  A 100% inspection was noted on 09/XX/2018.  The claim was reclassified as non-monitored on 03/XX/2019 and claim funds were applied to escrow in error and pending release.
8229279972 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      04/XX/2019.  The borrower called to check on autopay.
                    indication covered by  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2018.  The dispute type is Written and the
                    insurance              reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower was disputing late payments in 2015.  A
                    [1] Written Dispute -  payment history was uploaded and the reporting for 05/XX/2018 was suppressed due to the forbearance plan.
                    Servicer responded     REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    within 60 days and no  FORECLOSURE: No evidence of current foreclosure activity.
                    further communication  BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    from mortgagor         LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower called on 09/XX/2017 advising the roof was damaged due to Hurricane XXX. The borrower stated they filed an insurance claim. The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX.
3476368583 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 02/XX/2019.  Borrower inquired on maturity date of the loan and was advised of modification with prior servicer. Borrower thought that the loan would only be extended by 3 months and was advised that only deferments do that.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2016.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower was disputing the payment and stated that they haven't missed a payment.  Borrower was advised that a payment history can be sent to them. Dispute looks to be resolved and no further contact about this was noted.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2673596471 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower set up ACH and paid payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2406270419 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower was not aware of the payment change
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A disaster was noted on 9/XX/17 due to Hurricane XXX.  No damages were noted.
1833668955 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Commentary states spoke to borrower regarding missing payment information. Missing payment request was submitted and payment was scheduled on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7911492455 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Spoke with borrower advise total amount due $757.62. Borrower stated tried making payment this weekend but unsure if die it correctly. Advise minimum $677.62 and return check fees one in June 2017 and
                                           0655/2016. Went over pay history and has been rolling behind. Borrower stated will look as sure made payment in June. Advise to send in bank statement with written request to have payment refunded.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4117014201 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to make payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7380577058 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Borrower called in regard to payment sent on 09/XX/18.  Servicer advised payment not yet received
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1473352043 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   05/XX/2017.  The customer called in to see if the interest rate would increase again. They were advised 2017
                    and documented         is the last time it will increase and it will remain the same now for the remainder of the loan. The customer asked about getting their daughter-in-law on the loan and they were informed they would have to refinance.
                                           They were advised they could be authorized on the loan as a third party. The request was put in to have the authorized party forms sent to the customer.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2366297710 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   07/XX/2018.  The borrower called in and requested a copy of their modification be faxed to them. A request was
                    and documented         submitted and the borrower was advised of 24 to 48 hour turnaround.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
9025569601 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2019.  Authorized third party called regarding escrow surplus check.  Borrower is deceased and
                    and documented         Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3028327724 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    requested within the   PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The customer inquire about why no credit reporting for the loan. The agent explained it was due
                    [1] Written Dispute -  to an old bankruptcy that has since dismissed.
                    Servicer responded     EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2019.  The dispute type is Written and the within 60 days and no  reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 further communication  days and no further communication from mortgagor.  The borrower stated that the subject loan has not been
                    from mortgagor         reporting to the credit agencies.  The customer stated on 04/XX/2019 that sent a document to the prior servicer for correction.  An acknowledgement letter was mailed on 04/XX/2019.  The dispute was resolved as the reporting was back filled to the payment history from 12/XX/10/XX/05/XX/22/XX/10/XX/05/2017.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4383283567 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to promised a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3279730516 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower advised likes to make payments at end of month due to how job disburses payments.
                                           Borrower scheduled 3 payments in advance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9195088805 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The customer called to schedule a payment for 3/XX/2019. They were advised on how to set up a payment on the website.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3863587157 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 12/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  The borrower called and promised to make May's payment at the end of the month in the amount of
                                           $4948.06
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2013.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2013 and there is no evidence of reaffirmation.  The proof of claim was filed 07/XX/2013.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A FEMA disaster was noted on 3/XX/18 due to fire and mudslides.  No damages were noted.
9104952607 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in to make a payment however they did not have their banking information. The borrower stated they would have to call back.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5684328008 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to make partial payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1522856678 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  07/XX/2018.  Outbound call to borrower who stated they will be making payment via seterus.com in the amount of
                    from mortgagor         $1138.35
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower submitted a request to dispute their credit reporting. They stated that the account was the sole responsibility of the other person listed on the account.
                                           The borrower claimed ownership in a divorce decree in 2014. The servicer verified the person on the account and updated the fields to show the loan status as of the date prior to the loan modification of 06/XX/2014.
                                           They also suppressed the payment history from 06/2014 and terminated the reporting for the other.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7574003109 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2016.  Comments from 8/XX/16 indicate borrower called to change date for scheduled payment. Servicer informed borrower of NOI. No new payment can be setup as no payment plan was setup.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5135356440 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  Notes indicate that borrower called to verify why their payments haven't been withdrawn from their account using ACH. The agent advised their ACH is setup. The borrower advised they updated their ACH account and could've suspended it from updating. The borrower scheduled 2 Promise to Pay payment to bring their account current but wanted to dispute the fees. The agent advised of the fax number to dispute them.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2331863069 1        [1]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Active          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    insurance claim and    03/XX/2019.  The borrower called on 03/XX/2019 to inquire about the contractors bid and claim funds, intent is funds held by servicer to keep and repair the property
                    with indication of     EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    related contractor bid REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    sufficient to cover    FORECLOSURE: No evidence of current foreclosure activity.
                    repairs                BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  On 04/XX/2018 the comments stated an insurance claim check was received in the amount of $14,254.31 for unspecified damages caused on 01/XX/2018. The funds were released on 08/XX/2018. The comments indicated an inspection showing 90% of repairs completed was still needed in order to close the claim. There was no mention of the repairs being completed or an inspection being scheduled.  The damage repair amount is estimated at $14,254.31.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area noted on 03/XX/2018. No damages were reported.
1360903169 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9292337526 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called because he received a loan transfer letter.  Servicer advised borrower they would receive a letter with new loan number and how to set up account online
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5940013591 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  The customer refused to go over the financial information and stated they made the payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1855699531 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8094183520 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower called in to inquire on options as they are temporarily out of work due to the government shut down. The borrower was advised of forbearance. The borrower inquired on liquidation of the property and stated they would call back with a loss mitigation decision.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5644884897 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  The borrower was contacted regarding payment and stated billpay was scheduled for the 31st.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6636974896 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  The borrower called in to review bankruptcy post petition status.  Servicer provided chapter 13 plan information and dates.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2012.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1991239436 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to make sure their taxes and insurance are still escrowed and that the autodraft would carry over.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4510971931 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called to confirm account set up on auto pay
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6286092548 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower was contacted to secure payment. The borrower made a payment over the phone. The borrower was advised of service transfer and how to retrieve their tax form online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: On 03/XX/2018 the borrower called to initiate a claim for ice damages caused on
                                           03/XX/2018. The claim was classified as non-monitored. A check for $6,682.88 was received on 03/XX/2018. The comments on 03/XX/218 indicated the funds were released to the borrower and the claim was closed.
4559210849 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6032298817 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  06/XX/2019 inbound call advised borrower of total amount due, borrower scheduled payment $1592.50

                                           Borrower called in and promised to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5285687113 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  02/XX/1/XX/16/XX/08/2017. There were no damages to the home.
7039007402 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7935106360 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called with payment dispute.  The customer set up draft date but speedpay never updated draft date. Two payments were deducted from borrowers account and he was charged an overdraft fee.  The servicer gave the borrower the dispute fax number.  A dispute does not appear to have been received.
                                           04/XX/2019 - Talked to borrower regarding missing payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2057912067 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower made a promise to pay
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2009.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2010 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3925166419 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called regarding escrow shortage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
2779285401 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  06/XX/2019 inbound call borrower scheduled payment $1144.39  Borrower is deceased and
                    and documented         Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2642220604 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 06/XX/2019.  Last contact with borrower they stated not able to bring account current today.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2016.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Comments indicated there was a payment dispute, however; there was no evidence to indicate the issue was still outstanding as of the end of the review period.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7484857126 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower made a promise to pay in the amount of $2323.92.
                                           06/XX/2019 - Borrower called to make payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3873927139 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Third party called to have payment misapplication corrected.  Agent also explained biweekly program.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2283528131 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  05/XX/2019- Borrower upset that he did not receive a paper statement.
                                           12/XX/2018 the borrower had a payment inquiry.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9419689141 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  On 10/XX/2017 borrower contact had already scheduled a payment and noticed two payment had been scheduled wanted one deleted, could not do this since they hare both in processing status. Advised to contact the bank and if they couldn't do anything to call back.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5972520433 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2018.  The borrower called on 03/XX/2018 to discuss the automatic payment scheduled.  Borrower is
                    and documented         deceased and Executor/XX/08/XX/08/XX/01/2011.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4526269199 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  The borrower advised owner occupied and had questions regarding the final modification.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1653955932 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  The borrower called in regards to the escrow shortage and wanted to know if they paid this would another escrow analysis be performed. The agent advised that they would perform another analysis, but if they didn't make the payment the amount due would be stretched into monthly installments. The agent also, advised the borrower on the modification payment that was due and advised of the grace period.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2017.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6239903775 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in to make a payment in the amount of $2464.03
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9314989287 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called about payment amount and was advised of the payment breakdown on the billing statement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2093728926 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Notes indicate that borrower called to verify payment amount was correct. The agent completed the welcome call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area noted on 10/XX/2017.  No damage was reported.
4931973329 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  On 03/XX/2019 the borrower called in to go over the loan; Reason for default is curtailment of income. The borrower was transferred to make a payment but additional information was not disclosed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3257083911 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  09/XX/2016.  Borrower called because unable to access account online.  Servicer advised when an attorney is
                    from mortgagor         noted on account, online access is not allowed
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower was disputing the credit reporting during the bankruptcy.  The account was updated to reflect the payment history suppressed during the bankruptcy.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2016.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 12/XX/2016 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6863949297 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1584655705 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Borrower stated is changing insurance companies.  Servicer advised does not show the information updated in the system and transferred borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4544655215 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2017.  The borrower called to request the 1098 form. The borrower updated mailing address to receive communications.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A disaster was noted on 9/XX/17 due to Hurricane XXX.  No damages were noted.
9883599289 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7034826360 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower scheduled a payment in the amount of $730.12 and advised of being in the hospital and got behind.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1624407025 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in to schedule a payment for 5/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2010.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 10/XX/2010.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1616321417 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The customer stated they wanted to make a payment. They verified the historical banking information. They scheduled a payment for 12/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1701009715 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to make payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2015.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 03/XX/2019.  The proof of claim was filed 10/XX/2015.  A motion for relief was filed 10/XX/2018.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5581910137 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower was calling in about account information and questions on auto pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1932420071 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower called in to check on their payment as borrower had sent in their payment, but the check hasn't cleared their bank yet. The borrower wanted to set up the December payment and the agent assisted the borrower and provided the confirmation number. The borrower requested that the late fee be waived and they will send it in writing.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9414391515 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The borrower stated she received un-cashed check letter, asked the borrower to call back within
                                           3-5 days to check status.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9039481032 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
8036303906 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to discuss escrow account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1791585728 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower called to check on his January payment because it wasn't drafted from his account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6943537585 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called for information on website access and scheduled a payment for 6/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
6239139050 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in inquiring about  refinancing.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2017.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 07/XX/2017 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2506022830 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Per commentary dated for  03/XX/2019,Welcome call complete.Customer called in to get 1098.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
3334941868 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 02/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Spoke with an authorized third party, who was advised of the total amount due. The third party advised payment was scheduled monthly through their bill pay. The party was advised of payment change due to interest rate increase. The party stated they would make the payment and requested late fees be waived.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9944699076 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Reason for default was excessive obligations. The customer stated they would be paying $1,397.00 on 2/XX/2019 and $718.80 on 2/XX/2019. The customer stated they woudl call on those dates to make the payment.
                                           The customer was advised they failed the repayment plan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4058713724 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower verified demographics
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8120030386 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9605172432 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in with an escrow inquiry.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2019 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9164504732 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Written Dispute -  06/XX/2019.  06/XX/2019 - borrower called - updated all account information
                    Servicer responded     EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2018.  The dispute type is Written and the within 60 days and no  reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days further communication  and no further communication from mortgagor.  A written payment dispute was placed and resolved on 05/XX/2018.
                    from mortgagor         REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is active.
                                           The proof of claim was filed 11/XX/2015.  A motion for relief was filed 01/XX/2016.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
2387874141 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  The last contact with the borrower was on 09/XX/2017 to discuss payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6393255838 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower received final MOD docs, unable to promise to pay shortage
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4126798580 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8080559036 1        [1] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Active insurance claim PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    and funds held by      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    servicer with          03/XX/2019.  The borrower confirmed that the payment was accepted.
                    indication of related  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    contractor bid         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    sufficient to cover    FORECLOSURE: No evidence of current foreclosure activity.
                    repairs                BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           On 09/XX/2016 the borrower called to initiate a claim for hail damage that occurred on 07/XX/2015. Claim funds in the amount of $12,265.67 were received on 10/XX/2016. The funds were released to the borrower on
                                           10/XX/2016. The comments stated an inspection showing 90% of repairs completed was needed to close the claim.
                                           A second claim check was received on 11/XX/2016 in the amount of $4,252.97. The remaining funds were released to the borrower on 12/XX/2016. There was no evidence of the necessary inspection being completed. The notes on
                                           01/XX/2018 stated the claim was being closed due to the aged status and no response from the borrower. The comments indicated if the borrower called in to complete the repairs then the claim would be reopened.  The damage repair amount is estimated at $16,518.64.  Property repair is in process.  The property condition is
                                           UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8560361530 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  04/XX/2017.  The borrower called to get 1098 info.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A CBR dispute was received to update the fields to show the status as current as of 02/XX/2019.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8896031628 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The borrower called to make payment of 794.97.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6607684781 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  Borrower called to discuss final MOD docs
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3812100270 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower was advised of the service transfer and scheduled a payment to draft on 03/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6955024220 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower spoke with an agent regarding the welcome call and went over the website.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3319738429 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Spoke with borrower, borrower advised that he will make a payment iao $582.64 by 6/XX/19
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The borrower called on 06/XX/2015 to initiate a claim for water damages caused on
                                           05/XX/2015. An inspection was received on 06/XX/2017 stating all repairs were completed. The notes at that time also indicated all funds were released and the claim was closed.
2330007097 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 06/XX/2019.  Borrower called in regards to stop payment/XX/06/2017.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  credit dispute resolved
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9633325190 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in to go over loan information and make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
8035301405 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 06/XX/2019.  Borrower called in regarding a modification offer received in the mail when he was already on a repayment plan. Borrower was advised he did not have to accept the modification offer.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower called regarding a payment postdated for 6/XX/19.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3148817327 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3441390002 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8994532888 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Call regarding transfer and payment options available
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2013.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2013 and there is evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9130437959 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called due to account being transferred to new servicer.  Servicer advised of total amount due $2182.61
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
8043437362 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1503099738 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Spoke to the borrower who stated they do not live at the property, a family member does. The borrower will let the family member know to call to make the payment and to refinance the property in their name. The borrower does not wish to keep the property.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
6989600943 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 06/XX/2019.  The borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2016.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Commentary states borrower is disputing non-authorized draft for payment. Borrower was advised of the payment and comment history.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2016.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is release from stay granted.  A motion for relief was filed 02/XX/2017.  Relief granted 03/XX/2017.  The commentary dated 06/XX/2019 reflects active bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3813501842 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2017.  The borrower called in for assistance updating banking information for automatic payments. The borrower was assisted with access to the website.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3873520962 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  01/XX/2019.  Borrower called in and made a payment.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit report updated with bankruptcy.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2014.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2014 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9219305515 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  The customer called as they were not able to view their statement online yet. The customer was informed they were late in February. The customer stated they have payments scheduled for the February and
                                           March 2018 payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5153016732 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  On 02/XX/2019 servicer spoke with borrower and advised total amount due and confirmed peroperty is owner occupied. Borrower declined payment setup over the phone. On 5/XX/19 The borrower called to discuss
                                           Insurance payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5844308008 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      03/XX/2019.  The customer inquire about their new loan number, confirmed general account information and indication covered by  welcome call completed.
                    insurance              EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower reported outside and pipe damage on 11/XX/2017 due to the hurricane.  The borrower noted that a claim was filed and plans to repair.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is
                                           UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 11/XX/2017.
2376960210 2        [2] Damaged Interior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Active insurance claim PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    but unclear who holds  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    funds or covered by    06/XX/2019.  The borrower called in to complete the welcome call and to report a new claim.  The borrower was
                    bid                    advised of the claim process and made a promise to pay on 06/XX/2019 online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  A claim was filed for water damage that occurred on 05/XX/2019.  Claim funds in the amount of $15000 were received on
                                           06/XX/2019 and were endorse and released to the borrower on 06/XX/2019.  The claim is classified as enhanced endorse and release and pending the final inspection.  The damage repair amount is estimated at $15,000.00.
                                           Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6170763366 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2017.  The borrower stated that she will be making a payment on the 30th through western union. The borrower is going through some personal things and did not want to provide her hardship reason.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8872687704 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
6681636160 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2017.  Authorized 3rd party contact, updated reason for default to curtailment of income. Borrower was out of work for the month of December, complete financial review  no plan. Borrower is back to work and should be all set going forward. Promise to pay on 02/XX/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1164102350 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  On 11/XX/2018 the borrower was called and made a payment of 997.47 for 12/XX/2018
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area that was impacted by Hurricane XXX, DR
                                           - XXX, as noted on 12/XX/2017. There were no damages reported.
9442134677 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8595849607 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9687337089 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2017.  Borrower stated put incorrect loan number ob BC doc.  Servicer advised borrower to put correct number on doc and fax back
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1178773623 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  09/XX/2017.  Borrower called and requested the total amount due.  Agent provided the total amount due.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Commentary states Credit dispute. The credit correction was completed and the dispute was resolved.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2016.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           The bankruptcy was discharged on 12/XX/2016 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3538706956 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 04/XX/2019.  Outbound call to advise borrower the late fee dispute had been resolved and a refund was in the mail to them.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2019.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower called in and disputed several late fee charges.  It was researched and and cleared on
                                           4/XX/19 with a refund to borrower of $993.43.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4167364969 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower was contacted to verify the mailing address. The mailing address was updated.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
3050143166 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  Borrower made a payment of $525.62 and counselled the customer on the know your options site.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4015444549 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  Authorized third party (tenant) called in regarding escrow statement received. Agent advised of new escrow amount and subsequent monthly payment. Tenant also made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4537463600 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2017.  Borrower locked out of website
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2012.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2015 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4745795993 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  The borrower called to set up payments for 10/XX/1 and 12/01. The borrower also updated contact number. The borrower was advised their email address had not been verified which was why they could not make payment online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3137151226 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2017.  The servicer called borrower and spoke with authorized third party who stated borrower is not available and would need to ask if payment has been made. The agent advised third party to have borrower call or make payment on website if payment has not yet been made.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5923717446 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1460224155 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called for the address to send in her payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5571465385 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Verbal Dispute -   03/XX/2019.  The borrower called about a double payment for march. The borrower will call back with
                    Servicer responded and information to get the payment refunded.
                    appears issue is       EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2019.  The dispute type is Verbal and the reason
                    closed                 is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  03/XX/2019 Commentary states payment dispute. Borrower called to get payment refunded. Borrower was advised amount cleared.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5120134963 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  Borrower called in to inquire if the Oct payment was taken care of. Rep advised that the funds were applied to the principal balance and that partial payment may do that.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
2012714622 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2017.  the customer called to inquiry about a refinance and was told that we do not do refinances, but was asked about the re affirmation and transferred to the bk dept.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2013.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2014 and there is evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1919394772 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    requested within the   PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  04/XX/2019 inbound call borrower inquiring about payment being misapplied, advised borrower in process allow 3-5 business day for corrections

                                           The borrower called in to get account current before transfer to new servicer and advised sent payment in amount of $6814.62 and wanted to know where the
                                           payment had been applied. The agent advised that the amount received went towards the December payment. The borrower advised received a notice in November to have fees waived. The agent referenced payment amount made in November and borrower made payment in amount of $2839.65 and did not include any fees. The borrower stated
                                           has a record of all payments and that they are not on the same page. The borrower stated will call back and speak to someone else.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6112653847 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in for the address to mail their escrow. Address provided.  On 04/XX/2019 performed welcome call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2012.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 03/XX/2012.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3572183319 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Talked to customer and advised that he can set up biweekly payments by getting 1 month ahead.
                                           The borrower stated he made a payment on 4/XX/15.  Advised borrower if  he did not have a confirmation # the payment wasn't processed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2014.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2014 and there is evidence of reaffirmation.  The case number XX-XXXXXX
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9010792650 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to make payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2990687119 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower was contacted and made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6134396249 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  Borr called regarding online access.  Could not log in.  Was advised of next payment due and assisted with online access.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2911764295 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in and a payment was scheduled for 06/XX/2019.  The borrower attempted to dispute credit and got irate when referred to the research department.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6192522736 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower contacted to the Servicer to inquire where they can make payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9994253972 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called and stated has not been receiving billing statements. Servicer advised of account status.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1524861327 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The agent provided the total amount due and the borrower didn't want to pay by phone due to the fee.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX. No damages were reported.
2042778817 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      04/XX/2019.  Borrower wanted to check on May payment, and also advised is keeping surplus check.
                    indication covered by  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2018.  The dispute type is Written and the
                    insurance              reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower was disputing the credit reporting due to the
                    [1] Written Dispute -  disaster forbearance plan.  The servicer advised the reporting was from 08/XX/2017.  A written dispute was
                    Servicer responded     received on 11/XX/2018 and a response was sent out on 11/XX/2018 declining to change the reporting for within 60 days and no  08/XX/28/XX/20/2017.
                    further communication
                    from mortgagor
4919795119 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  Borrower called to make a payment towards late fee.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3585302772 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  The borrower called in to inform the servicer of their recent change in insurance carriers.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8120795650 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  On 08/XX/2017 Borrower called to have password rest for online account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4877296468 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2017.  Borrower called  making Feb payment as well as the escrow shortage. Borrower declined to post date payments. Processed payment of $1513.06 for 2/XX/17 and $319.16 for 1/XX/17
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1540764900 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in payment for $852.81
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9096443140 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir
                    property; identified   exists to dispose of property; identified and documented.  The date of death is unknown.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
8472727580 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2011.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2017 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3385161430 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Last contact with the borrower they inquired on ACH. Borrower was advised the ACH is active.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8835023287 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  Borrower called in states unsure why last payment was returned.  The borrower stated the rental income is not enough and needs to wait until the 4th Wednesday of the month to make the payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A claim was filed for fire damage that occurred on 12/XX/2016.  The claim funds were sent directly to the borrower and the servicer was not listed as a payee.  Copies of the checks were received and the claim was closed on 04/XX/2017.
4368360621 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  The customer called in inquiring if there was any benefit of making their mortgage payment
                                           bi-weekly.The rep confirmed the payment amount would be applied to principal.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1120216612 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  On 01/XX/2019 Authorized third party called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3813698034 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower called inquire about 1098/1099.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6635420630 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2017.  Authorized third party borrower husband called in regarding 4056T form sent was correct for mod
                                           RFD he was out of work but back to work now.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1396997855 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called regarding payment change, advised due to deferred escrow balance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
2372288876 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called to schedule payment. Welcome call completed, agent provided status of account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9237208600 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2017.  Borrower called to verify payment change and escrow amount
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8421752570 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to make a payment. The representative went over payment change with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5025467687 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 02/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
4296318238 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  Borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7162581158 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3697716873 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2019.  The authorized third party spouse called on 3/XX/19 and was advised that the death certificate
                    and documented         was not received.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
7145813567 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Spoke with borrower, welcome call and payment made
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6715936321 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and
                    property; identified   Executor/XX/03/2013.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3135918566 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Comments from 3/XX/19 indicates borrower called to make a payment. Servicer informed borrower loan still in process of boarding. Borrower can call back 3/8 to make payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4426984031 3        [3] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damage remains         PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    unresolved and no      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was indication covered by  09/XX/2016.  Borrower called with questions on billing statement.
                    insurance sufficient   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    to cover repair        REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           A claim was filed for hail damage that occurred on 05/XX/2018. The claim was noted as denied on 10/XX/2018 due to damages being less than the deductible.  The details of the damage and status of repairs were not provided.
                                           The damage repair amount is estimated at $10,000.00.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6047900633 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The customer made a payment of $1108.07 and was welcomed with the new servicer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4410596613 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  Borrower stated received a letter offering a trail payment plan; borrower accepted the plan.
                                           Reason for default noted as curtailment of income. Borrowers were working 40 hours but in October hours were cut to 28-30 hours per week, but they are now back to work full time.  Borrower also made 3 payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1583468407 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower scheduled a payment for 04/XX/2019 and advised reason for delinquency was due to incarceration of family member.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7238502095 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2017.  The borrower called in inquiring about taxes paid in 2016.,
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5531349036 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   01/XX/2019.  The borrower called in to check the status of the loan modification.  Borrower is deceased and
                    and documented         Executor/XX/12/XX/10/XX/12/2019 with all funds released and a 100% inspection.
2840251132 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  The borrower called in with the tax company on the line to get tax information on the account.
                                           Information provided.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5250735103 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2019.  Authorized 3rd party called with general account inquiry and transfer info.  Obtained email
                    and documented         pertaining to power of attorney for 3rd party authorization.  Borrower is deceased and Executor/XX/18/2012.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3564324366 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Borrower called to make sure her payment was received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4890512820 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in regarding loan transfer and borrower wanted to make sure ACH is set up for
                                           15th of the month.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3543171528 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 06/XX/2019.  Authorized third party XXX with XXX called in to get mortgage clause.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower called and stated had never missed a payment. On 8/XX/2018 the agent confirmed the payment history was mailed out to the borrower. This was resolved.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3604138338 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  The authorized party called. The customer intention is to keep the home and make payments. They were informed the loan had been being paid by 2 months behind since June 2017. The attorney requested to have the servicer to speak with the customer directly and they were informed to send the authorization. They were informed if  unable to pay past due, then can look at repayment plan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2013.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8637033513 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to schedule payment for 7/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3625266050 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
2132101974 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  the customer called to inquire about the loan payment increase and that the insurance data is not correct.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6390838204 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Comments from 1/XX/19 indicates borrower called due to returned payment. Servicer informed borrower that this was due to issue with banking information. New payment scheduled.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2962072808 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in regarding documents.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2131153542 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called and scheduled a payment in the amount of $1276.83 for 4/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX noted on
                                           09/XX/2018.  No damage was reported.
3288021675 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  3/XX/2019 Borrower spoke with agent discussed account status and Loss Mitigation repayment plans.
                                           Agent completed demographic updates and took payment from the borrower to cover February and March payments
                                           $1373.06 to process 3/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
3331244299 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1214183108 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The last contact with the borrower was the welcome call on 03/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
3408267291 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Call reason- Welcome Correspondence
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6653353927 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  3/XX/2019-  Borrower spoke with agent discussed account status and escrow shortage, additional welcome call demographics updated.
                                           3/XX/2017-  Borrower and agent discussed pending Modification  status and last payment posted toward trial plan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           Minimal details
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7789816147 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower called in to schedule multiple payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
4396806469 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   02/XX/2019.  Borrower stated mailed a payment on 02/XX/19.  Servicer advised collection activity will continue
                    and documented         until payment is received.  Borrower is deceased and Executor/XX/23/XX/23/19 as current
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the
                    [1] Verbal Dispute -   reason for default with the information provided.
                    Servicer responded and FORECLOSURE: No evidence of current foreclosure activity.
                    appears issue is       BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    closed                 LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9314786127 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Authorized third party called to make a payment of $845.08.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
9956843653 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  05/XX/2019 outbound call, borrower inquired about cancelling MI insurance. discussed HPA requirements, advised unpaid principal balance  $213593.75

                                           Borrower called to change payment date of payment for repayment plan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: An insurance claim was filed and closed on 7/XX/16.
7203825690 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5416030283 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    requested within the   PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in reference to claim status for loss on 09/XX/17 due to wind.  Servicer informed borrower of process to release fund.  Borrower stated has been waiting 2 years for funds
                                           05/XX/2019 borrower called requesting payoff quote
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 10/XX/2017-There was property damage reported from FEMA declared disaster Hurricane
                                           XXX which occurred on 9/XX/2017. The hazard claim was closed on 03/XX/2019.
6184121458 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Last contact with the borrower they promise to pay 07/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2013 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9087212533 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2017.  Servicer contacted borrower whom could not talk (at work) but stated would call back later today.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1687884889 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  Servicer called borrower regarding final modification documents and borrower stated final agreement has been returned. Servicer advised once received, loan will be brought current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3176527646 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in for general account information.  New servicer sent welcome email.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6250783185 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2019.  Unauthorized third party (spouse) called in to inquire if payment had been made. The party was
                    and documented         advised of missing authorization.  Borrower is deceased and Executor/XX/24/2015.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9411038203 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   05/XX/2019.  Talked to other party stated husband passed away 9 years ago call reason she is the successor in
                    and documented         interest.  Borrower is deceased and Executor/XX/01/2016.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
1101718478 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in to make a payment and completed the welcome call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 10/XX/2016.  A claim was filed for hurricane damage.  Claim funds in the amount of $7103.78 were endorse and released to the borrower on 10/XX/2016.  The claim was closed on 12/XX/2016 due to being non-monitored.
1406101308 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    requested within the   PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to request payoff but hung up.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2009 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6187705791 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  Borrower called due to being locked out of online account. Advised borrower to try back in 24 hours to access account
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8279719784 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 06/XX/2019.  The customer called about the payment and stated they wanted to dispute the amount of late charges. The customer was informed they came over from the previous servicer. The customer was informed of the address to send the payments.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2019.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  06/XX/2019 inbound call 3rd party , escrow inquiry-billing statement discussed

                                           Customer stated on 3/XX/2019 that they wanted to dispute the amount of late charges.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1184313370 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in to confirm the May payment was received and was advised yes.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2038998286 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Payment inquiry regarding scheduled payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
4261317204 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  An authorized third party called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1831339618 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to get check endorsed
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 10/XX/2012 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7527153711 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   08/XX/2017.  The borrower advised reason for call was due to deceased borrower and promised to pay with credit
                    and documented         card. The agent provided the IVR (interactive voice response) team phone number.  Borrower is deceased and
                                           Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5742634201 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower inquired if they were able to make their loan payments with their debit card.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5104539555 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2017.  The unauthorized third party (power of attorney) was contacted on 3/XX/17 for a payment.  The
                    and documented         third party disconnected the call. Both borrowers are deceased.  Borrower is deceased and
                                           Executor/XX/17/XX/01/XX/08/2011 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1458710877 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2011.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2012 and there is no evidence of reaffirmation.
                                           Bankruptcy chapter 7 case number XX-XXXXXX
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9598598560 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  The borrower called to make a payment.  Borrower is deceased and Executor/XX/07/XX/22/2019.  The
                    and documented         dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates
                                           Servicer responded and appears issue is closed.  Borrower called to dispute late fee.  Servicer reviewed
                    [1] Verbal Dispute -   account, noted no change needed.
                    Servicer responded and REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    appears issue is       FORECLOSURE: No evidence of current foreclosure activity.
                    closed                 BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6387831223 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2017.  The borrower called in on 05/XX/2017 stating he owes 100.70. Borrower made a promise to pay for
                                           100.70.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1721504265 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Commentary states borrower called in regarding making payments for July 16th and August 16th.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4995428446 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The customer called in to inquire on whether their payment could be moved to the 15th just for the month of February.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2014.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2014 and there is no evidence of reaffirmation.
                                           06/XX/2019 Commentary states a Bankruptcy was discharged on 05/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1105785440 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  Borrower called in about a letter they received. Borrower was advised it was an annual private mortgage insurance letter and they did not need to do anything with it.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 08/XX/2017.  No damage was reported.
9038668287 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  The borrower was contacted to secure payment as the last two payments did not cover the payment increase and the funds were applied to principal. The borrower made  a payment of $14.18. The agent requested a reversal of the payment and to reapply to the 3/2018 installment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9699905517 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Lender explained why the payment had changed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7512678429 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  The borrower made a payment inquiry, in which the agent addressed the concern and borrower scheduled a payment for $128.90. The agent advised a reduction in the PMI (private mortgage insurance) .
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2703341450 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called on 1/XX/19 with payment questions.  The representative answered the borrower's questions and gave general account information. On 5/XX/2019, borrower called to request to drop escrow for insurance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2011.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2011 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3481842277 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  On 12/XX/2018 the borrower called in to make a payment for  $2610.88 dated 12/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4915938201 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  Authorized third party called wanting to know if we can waive late fees. Advised fee waived.
                                           Third party wanted to know what the $52.32 is for on the February billing statement. Advised it was a late fee and property inspection combined. Third party wanted to know the amount to clear the account. Advised
                                           $1210.04.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1064917306 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to verify receipt of payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017; no evidence of damages.
9385735537 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in, stated that he only owes half a payment for June. The servicer advised that the extra payment made last month was added to the principal but request a payment correction for the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2480290934 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called to get a break down on the past due amount on the statement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1603304907 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called to make a payment.  Welcome call completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
5321082813 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  On 05/XX/2018 Borrower called to inquire a break down of monthly payment. Borrower was advised on the amount for principal, interest, and escrow.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1614963273 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2010.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2010 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4684903471 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  A welcome call was completed. The borrower had question regarding late fees in the amount of
                                           $162.51. The borrower was advised that the fees came from the prior servicer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2810850127 3        [3] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damage remains         PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    unresolved and no      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was indication covered by  03/XX/2018.  Borrower will make a payment.
                    insurance sufficient   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    to cover repair        REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                    [3] Damaged Interior - BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    Damage remains         LITIGATION: There is no evidence of litigation on the file.
                    unresolved and no      TITLE ISSUES: There is no evidence of title issues.
                    indication covered by  PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is fire.  Comments on
                    insurance              12/XX/2017 reflect that the XXX fire had burned down the home. Claim was filed and property is not livable in as noted on 02/XX/2018. Also noted on 02/XX/2018 is the borrower plans to repair and the borrower
                    [2] Property is        noted that the insurance has taken care of everything.  No claim information has been received.  Property
                    located in a FEMA      repairs have not started.  The property condition is UTD.  The current occupancy status is vacant.
                    disaster area.         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXX Wildfires noted on
                                           12/XX/2017.
2475261552 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  2/XX/2019 Borrower spoke with agent discussed account status and total amount due $623.23.
                                           Borrower authorized payment over telephone amount $623.23 to process date 2/XX/2019.  4/XX/2016-  Borrower and agent discussed pending Modification trial payment updated historical bank data.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9926272647 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Borrower stated he has been in an accident and could not schedule a payment at this time.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6178090919 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to verify escrow shortage,  confirmed the shortage amount for the borrower, borrower to submit shortage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4126995976 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower promised to make a payment in the amount of $1156.55 by 04/XX/20149 via Mail.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3402380564 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  04/XX/2019- Borrower called in to verify online payment went through- advised no pending payment.
                                           Borrower is going to try again.
                                           03/XX/2019-The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 06/XX/2012 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1479190951 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2017.  The borrower called in and inquired on the Notice of Intent and was advised. The borrower was also advised of the trial modification plan, payment amount and grace period.  They will speak with spouse before setting up a payment on trial.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to Hurricane XXX on 9/XX/17.  There is no damage to the property indicated.
6506108000 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8998389207 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 06/XX/2019.  The borrower called in to inquire on the servicing transfer and the payment amount.  The servicer performed welcome call and advised the borrower of knowyouroptions.com. The borrower was advised how to send in a dispute. No further comments regarding a dispute. On 6/XX/19 the borrower called in to promise to pay
                                           $799.04 by 7/XX/19.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2017.  The dispute type is Verbal and the reason is Loss Mit Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower stated they wanted to dispute the principal reduction and LTV from the modification.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3947651891 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Borrower called and stated he is going to the bank now and will be making a payment directly from the bank.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area due to Hurricane XXX 9/XX/2017. No
                                           evidence of damages.
6252451625 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in a made a promise to pay in the amount of $1130.60 by 5/XX/19 via Web, scheduled for 5/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2013.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 02/XX/2014 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2990546630 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6041374775 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2017.  The borrower was contacted regarding payment and stated payment is set up with bill pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1236267486 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  Borrower paid payment and provided promise to pay
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6498505786 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower advised that they received a loan service transfer letter and is currently would with
                                           Alabama Hardest Hit. Borrower stated that they would send over all the documents and borrower was advised that the service transfer will occur on 03/XX/2019. Borrower was also advised that Hardest Hit will be notified of the service transfer as well.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2014.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 11/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9038261339 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Borrower called to make Dec payment.  Servicer offered to take payment installment or pre-schedule a payment to be withdrawn from bank; borrower declined.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6914555777 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  05/XX/2019.  Borrower gave verbal authorization for spouse to discuss account.  Agent provided general account
                    from mortgagor         information to spouse.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2019.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower wrote a dispute about duplicate speed pay payments taken out.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to Hurricane 6/XX/2017.
9716146484 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to make March payment of $756.92 effective for 4/XX/19 via website. Also discussed reinstatement and repayment plans.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9660680145 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Notes indicate the borrower called to schedule a Promise to Pay payment for the loan account in the amount of $1357.38 effective 3/XX/2019. Agent advised the borrower of their payment confirmation number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3758160591 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower made payment
                                           06/XX/2019 - borrower called to make a payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1158620337 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in with general account questions.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2907543425 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Borrower advised he had set up an online payment and was advised it would be noted on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8414503906 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   11/XX/2018.  Outbound call to the borrower and spoke to the sister (authorized party). Agent advised the
                    and documented         sister the trail payments were received and advised of the final MOD documents and the next step.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5703799497 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called, promised to pay $1592.06 by 4/XX/19 via bill pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2936475019 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The borrower stated they will send in new payment tomorrow and declined to provide financials.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2016 and there is no evidence of reaffirmation.
                                           Filing date is unknown
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2648289343 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  03/XX/2019.  The borrower spoke to the servicer about when the online account will be available.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The servicer responded to credit dispute received.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: An insurance claim was filed and closed on 8/XX/17.
8369020397 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower inquired about bi-weekly payments.  The agent emailed the form to the borrower.  The borrower made a promise to pay in the amount of $2782.92.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2011.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 01/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7745013482 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to see why the payment they made on 5/XX/19 has not posted yet.  The agent noted it was received and a correction was made.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6792597414 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower scheduled a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2011.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 10/XX/2017.  The proof of claim was filed 03/XX/2012.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to CA wildfires.  There was no damage noted on 1/XX/18.
4364642500 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  Authorized third party called inquiring on refinance, advised not a bank, could not assist.
                                           Informed of maturity date with modification and unpaid principal balance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2577298539 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The customer discussed the total amount due, escrow and confirmed their modification terms for the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1413476143 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The servicer went over welcome call information with the borrower.  The borrower wanted to go over loan terms.  The servicer advised them of knowyouroptions.com.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7279920951 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  06/XX/19: borrower scheduled 2 payments for 7/XX/19 iao $418.07 & 7/XX/19 iao $418.07
                                           03/XX/19: The servicer informed the borrower that he is due for May in the amount of $403.94.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8319665569 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2017.  The borrower called in to inquire on the escrow balance and how the escrow is applied on the account. The borrower inquired on reducing the principal balance and was advised on payments and refinancing.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2011.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 09/XX/2012.  The proof of claim was filed 07/XX/2011.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9331316407 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  The borrower called in and was advised of the total amount due and next due date. The borrower stated they would make a payment on 05/XX/2018 via bill pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3397588699 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Comments from 3/XX/19 indicate servicer completed welcome call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6250270645 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  03/XX/2018.  On 3/XX/2018, borrower called in requesting we run a new escrow statement,
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  CBR dispute
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5213514501 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  04/XX/2019.  A welcome call was completed.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2018.  The dispute type is Written and the reason is Debt dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The comments on 03/XX/2018 referenced the borrower disputing the documents needed for the modification. The issue was resolved and the modification was completed. A fair debt dispute was received on 04/XX/2018. The issue was resolved on 05/XX/2018.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5910469896 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  Borrower called for declaration page of insurance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2016.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is active.  The proof of claim was filed 12/XX/2016.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3298826925 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The customer called in to inquire about pending check, was able to send 1098. The borrower also promised to pay $1082.00 by 04/XX/2019 via Mail. On 06/XX/2019 the borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9816585003 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  The borrower called on 8/XX/18 to verify the reinstatement amount of $12,956.62.  The representative advised that the loan became late because the benefactor failed to make the payments and because of excessive obligations.  The borrower promised to send the reinstatement on 8/XX/18.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3530608141 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  On 04/XX/2019 Borrower called to make a payment. Welcome call complete.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8436705858 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower made a payment by phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2014.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2014 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a disaster area due to Hurricane XXX. Property damage reported. The claim is non monitored and the claim check was endorsed and released to borrower on 03/XX/2019.
9735067315 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 01/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   04/XX/2019.  04/XX/2019 inbound call , 3rd party inquiring about status of loan, advised borrower will need to
                    and documented         transfer call, borrower advised will call back

                                           The authorized third party (spouse) stated two payments were drafted from their autopay.  They were advised they do not have autopay and a request to refund a payment was made.  Borrower is deceased and
                                           Executor/XX/03/2016.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6460994238 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to make payment in the amount of $1833.65
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8175705882 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The customer spoke with the servicer and inquired about payment increase. The servicer advised customer that its due to shortage, tax and insurance increase.The servicer proceeded to process payment in the amount of $879.79.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6453100981 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The borrower called to make payment of $890.80. Also discussed the insufficient fund and late fees.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8808996550 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The servicer called and spoke with the borrower for reminder of the October payment. The borrower stated sent money order on 10/XX/2018. The agent advised takes more time to process payments when mailed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5970613354 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower requested a copy of the 1099 form.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2006722705 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  Borrower scheduled a payment in the amount of $1,596.63.  Borrower is deceased and
                    and documented         Executor/XX/09/XX/22/XX/15/XX/19/XX/25/2016 Property was located in a disaster area no damages noted.
9137480299 3        [3] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damage remains         PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    unresolved and no      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was indication covered by  05/XX/2019.  On 05/XX/2019 Borrower called to make a payment stated had trouble with the website. Borrower was
                    insurance sufficient   provided with know your options for available assistance.
                    to cover repair        EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is neglect.  The inspection report dated 01/XX/2018 reported broken windows and neglect to siding and outbuildings.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.
                                           Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5542686779 1        [1] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Active insurance claim PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    and funds held by      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    servicer with          03/XX/2019.  On 03/XX/2019, the borrower's spouse spoke with an agent regarding an insurance claim and how to indication of related  set it up. The agent recorded the claim and started the process and walked the borrower through the process of
                    contractor bid         how to have their insurance claim check endorsed. On 4/XX/19 The borrower promised to pay $1.00
                    sufficient to cover    EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    repairs                REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           On 03/XX/2019, the borrower filed a claim for storm damage from 02/XX/2019; the details of the damages were not provided. The claim was classified as enhanced endorse and release. On 03/XX/2019, the insurance claim check was received in the amount of $11676.33. On 03/XX/2019, the adjuster's worksheet was received. There was no evidence of the funds being released or any repairs being completed.  The damage repair amount is estimated at $11,676.33.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6640268817 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called on 03/XX/2019 to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 08/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX. No damages were reported.
7989942093 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower contacted the servicer on 06/XX/2019 to inquire about a credit alert on the loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2500485381 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to promise a payment of $496.18 by 4/XX/2019 via the website.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8272365423 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower returned an automated call, payment scheduled for 5/XX/2019
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2019 and there is evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1218363616 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The customer inquired about the recent loan transfer and made a payment on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area 11/XX/18, however, No damages were reported within the review period.
1534329200 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments reflect that an insurance claim was opened due to tree damage to the subject property on 03/XX/2017; the repairs were completed and the insurance claim was closed on 07/XX/2017.
7732483342 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Borrower stated son passed away a year and half ago and is trying to catch up the payments.
                                           Borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1044912316 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in wanting to know what  her principal balance was and was questioning the
                                           $80,000 that was deferred. The welcome call was complete.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2014.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2014 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3097422561 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   12/XX/2018.  Notes indicate the borrower called to advised they were having difficulties in making their
                    and documented         payment online with their debit card. The agent advised the system didn't allow to make payments using debit cards but will use an account with a routing and account numbers. Borrower advised they would pay that way but would need to look for the information. The agent scheduled an internet pay payment for $778.58 effective
                                           12/XX/2018.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.
                                           The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1277777635 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called regarding a double bill and was advised it was sent before payment was received. On 5/XX/2019, borrower called and had auto pay and wanted to know if when the payment increases from the escrow shortage will the it automatically adjust.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2013.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2013 and there is no evidence of reaffirmation.  A chapter
                                           13 case #XX-XXXX showed up as a mis-match. Not the borrower's.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA disaster area on 9/XX/2017 due to Hurricane XXX. No damage reported.
4203906743 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  3rd party called to make a payment on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5974944028 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower advised sent check in the amount of $12071.74 on 01/XX/2019 over night and provided tracking number of package.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7523872337 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 03/XX/2018.  The authorized spouse called in to inquire why there payment is increasing. The rep confirmed that it was due to the taxes going up.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2016.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The customer dispute was found due to credit reporting. The rep confirmed their bankruptcy filed and discharge dates, went over payment history, and corrected their February 2015 was 30 days delinquent.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2009.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2015 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
9738278846 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in and scheduled a payment in amount of $3718.24 for 04/XX/2019. The agent completed the welcome call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9274599660 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  On 10/XX/2018 Borrower called to advise signed modification documents. Borrower inquire about funds in suspense. Borrower was advised the suspense funds will be applied towards Modification.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8210486745 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  The borrower was contacted and stated that they had received the last paperwork and intends to review and return it within a couple of days.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9433764887 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Talked to customer stated payment is pending.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6953093889 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8617297336 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower was given details about the approved repayment plan.
                                           06/XX/2019 - borrower called for account status
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3289930994 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower phoned payment iao 348.33 and was provided confirmation number
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7087166910 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  The borrower called in to request money taken out; was advised needs to go to actual bank;
                                           advised Seterus is not a bank
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9911378662 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      06/XX/2019.  Demographics verified.
                    indication covered by  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2018.  The dispute type is Verbal and the reason
                    insurance              is Loss Mit Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower called on 09/XX/2018 wanting to have the other borrower's name removed from the
                    [1] Verbal Dispute -   modification document. The servicer advised it appears based on the date of the quit claim deed the name was
                    Servicer responded and left on. The servicer stated if they wished to further dispute the issue to send in in writing. No further
                    appears issue is       mention of a dispute.
                    closed                 REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  On 11/XX/2018 the borrower advised the roof was damaged due to the recent FEMA disaster. The borrower stated they have not filed a claim, the property  is livable, and they do intend to repair the home. There was no evidence of any repairs being completed.  Property repairs have not started.
                                           The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area noted on 11/XX/2018.
4776105717 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower was advised of total amount due and made payment iao 171.00. Agent provided confirmation number
                                           05/XX/2019 - borrower called for general account information - promises to pay $785.72 by 06/XX/2019
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
2807714514 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  The borrower verified their information and stated an incorrect account number and the call was unexpectedly disconnected.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3622331421 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  On 06/XX/2019, the borrower called to schedule a payment over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
                                           ADDITIONAL INFORMATION: NA
2268062371 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  06/XX/2019.  On 03/XX/2019, the servicer reached out to borrower through text message, borrower responded and
                    from mortgagor         advised payment has been set up.
                                           06/XX/2019 - borrower called with escrow questions
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A written credit reporting dispute was placed and resolved on 05/XX/2018.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A claim was filed for wind damage that occurred on 03/XX/2017.  Claim funds in the amount of $5,019.24 were endorsed and released to the borrower on 09/XX/2017 and the non-monitored insurance claim was closed on 09/XX/2017.
9036339944 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Outbound call to borrower.  Borrower advised made a payment online this morning.  Agent confirmed payment is set to run.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2013.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2013 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6837636946 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Welcome call made to borrower, payment scheduled.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8027544101 1        [1] Damaged Interior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Active insurance claim PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    and funds held by      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    servicer with          06/XX/2019.  Last contact with the borrower they made a promise to pay on 06/XX/2019.
                    indication of related  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    contractor bid         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    sufficient to cover    FORECLOSURE: No evidence of current foreclosure activity.
                    repairs                BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2013 and there is no evidence of reaffirmation.  A motion for relief was filed 01/XX/2013.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is fire.  The borrower called on 04/XX/2018 to initiate a claim for fire damages caused on 03/XX/2018. A check for the fire claim was received on 05/XX/2018 in the amount of $5,221.58. The borrower was informed on 02/XX/2019 of the documents still needed for the fire claim in order to release the funds. After the service transfer, the fire claim was classified as non-monitored on 03/XX/2019. There was no reference to the necessary documents being received or the funds being released to the borrower.  The damage repair amount is estimated at $5,221.58.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The borrower called on 04/XX/2018 to report a claim for water damages caused on
                                           01/XX/2016. The borrower stated on 10/XX/2018 the repairs were completed and they cashed the claim check.The insurance adjuster was contacted on 11/XX/2018 to determine the status of the water claim. The adjuster advised the claim was closed due to a settlement, and they would put in a request to send over the settlement and copy of the cashed check.
3925006249 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  outbound call was made to advise on total due of $906.69 and rep also confirmed self service options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5400659614 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in to inquire if their March payment had been received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A disaster was noted on 11/XX/18.  No damages were noted.
4440560032 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  The borrower was contacted for a payment and offered to take the payment over the phone. The borrower stated will the payment would be made on the 16th and disconnected the call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1632675600 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The reason for default was a curtailment of income. Final modification terms were reviewed. The customer stated they switched jobs and the pay is less. Customer advised of foreclosure prevention. The customer declined to post date future payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2845435952 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 04/XX/2019.  The authorized spouse called about a reversed payment which is still pending at the bank.  The representative advised the the payment was applied towards the month of April and will not get reversed.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower stated had made two payments and one had not yet been returned.  The servicer replied that the payment had been applied towards the month of April and would not be returned.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and
                                           noted on 10/XX/2017.   No damage was reported.
3954951893 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 04/XX/2019.  Borrower called back to finish 4/XX/2019 conversation.  Borrower stated mailed a check to prior servicer and it was never cashed and is now requesting a letter from servicer so that borrower can get credited back by bank.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower stated a check for the trial payment was cashed and not applied. The agent provided the correspondence address to send the request in. This was resolved on 7/XX/2017.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3017833379 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower made a promise to pay in the amount of $2118.11.  The borrower set-up auto pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX, noted
                                           on 9/XX/2017.
5067506840 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to discuss account transfer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3750254276 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower made promise to pay in the amt of $2421.17 scheduled on 4/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3721944374 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in wanting transaction number twelve to go to payment in the amount of $1191.99.
                                           Corrections submitted. Set up the borrower on hierarchy plan up to six months.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1901510232 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3708272813 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower stated that she did not have the funds yet to make a payment. The last contact with the borrower was on 05/XX/2019 for general account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 09/XX/2017-Comments indicate that the property was located in a FEMA declared disaster area due to Hurricane XXX which occurred on 09/XX/2017. No property damage was reported.
8254486668 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The customer called to obtain information to send the payment. Welcome call was completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
9980349531 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to discuss escrow shortage check and new payment amount.  Agent provided new payment, and borrower promised to pay by mail.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3058796193 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9644501418 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  08/XX/18 Borrower called to completed payment by phone in the amount of $2,276.36  dated for
                                           7/XX/18
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8435410925 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The borrower was contacted regarding payment and stated made the payment online earlier that day.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.  No disaster damage was reported.
                                           A claim was filed for hail damage that occurred on 03/XX/2018.  The claim was closed on 11/XX/2018 with all funds released and a 100% inspection.
7320454960 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6939228815 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to see if got a credit hit for making payment on 5/31. Welcome call complete..
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9925139835 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  04/XX/2019.  The borrower called to ensure the correct time frame and bankruptcy information is reflected. The
                    from mortgagor         agent advised yes. Also promised payments for 5/XX/2019 for $974.85.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The servicer responded to the credit dispute advising the bankruptcy information was updated.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2015.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 09/XX/2016 and there is no evidence of reaffirmation.  Chapter 13 case # XX-XXXXX filed on 12/XX/2013 and closed without discharge per the comment on 6/XX/2016.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8695079522 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      05/XX/2019.  Borrower called in to make a payment of $1247.39. Also completed the welcome call and discussed indication covered by  the grace period.
                    insurance              05/XX/2019 - Borrower called to make payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  On 05/XX/2018 the borrower stated they was heavy rain in beginning of February causing damage to the roof, but they were able to cover with a tarp. No insurance claim filed and the property is livable. There was no mention of any repairs being completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 03/XX/2018 indicated the property was located in a FEMA
                                           Disaster Area.
1896272319 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called to make a payment. The borrower is interested in a possible refinance and was transferred.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6062997548 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   05/XX/2019.  05/XX/19: customer called in to add his wife as an authorized 3rd party; scheduled payment iao
                    and documented         $1684.79 for 5/XX/19
                                           3/XX/2019-  Agent completed Welcome call with the borrower and updated demographics.  Borrower authorized payment of $1463.83 schedule process date 3/XX/2019.  4/XX/2017- Agent spoke with authorized spouse discussed account status and default noted as primary borrower not working due to illness.  The agent advised of repayment options and financials updated.  Borrower is deceased and Executor/XX/24/2014.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5007059587 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower verified their information and inquired about obtaining force placed insurance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to Hurricane XXX noted on
                                           09/XX/2017.  No damages were reported.
2994349147 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2627459373 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The customer requested do not solicit.  The agent advised can take up to 30 days to be effective and that it has to be done once a year. Also provided the borrower with the transfer information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2011.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2011 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8786847148 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  Borrower requested principal curtailment to be reversed and applied as a payment.  Borrower is
                    and documented         deceased and Executor/XX/19/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6322522013 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to verify the due date because they had paid ahead.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2014.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 09/XX/2014.  A motion for relief was filed 02/XX/2017.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9744767111 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Borrower called in to discuss status of account and because she is on trial for a loan modification and was told that this was solve the problem on the loan, but today did receive a court summons from our attorneys. Rep advised to contact the attorneys, but sees the loan is on trial.  Rep gave borrower the contact information for attorneys.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2001100766 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called and scheduled a payment for 3/XX/19 and 4/XX/19 in the amount of  $894.05 and was counselled on the know your options site. The last contact with the borrower was on 05/XX/2019. The customer called for payment information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6474899075 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Welcome call completed, borrower promised to pay $2340.61 via web by 3/XX/19. Borrower  also asked that the 1098 be sent via email.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
6588480631 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in to discuss the new insurance policy.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1644257586 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Borrower called and changed date of phone payment from 11/XX/16.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7367438776 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower verified their information and scheduled a payment of $637.21.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9186558448 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and
                    property; identified   Executor/XX/18/2018.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2120137911 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  Borrower stated that a payment will be made on 06/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1504673916 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in regarding the missing payment that was made at the end of February.  The servicer advised of the service transfer and the borrower scheduled a payment for 04/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9630798333 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The borrower was called on 11/XX/18 and the $1288.35 total amount due was discussed.  The account was due for 10/XX/18 for $802.85.  The borrower explained that the lates were a result of believing the payments were automatically withdrawn.  Two payments were scheduled.  The borrower promised to set up automatic payment drafts on 11/XX/18.  The prior repayment plan was discussed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7478759945 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called and a promise to pay by 06/XX/2019 payment scheduled.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 11/XX/2017-The borrower requested a forbearance due to being affected by the FEMA declared disaster Hurricane XXX which occurred on 09/XX/2017.
3802707453 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      03/XX/2019.  The borrower called in to advise changed insurance companies and wanted to confirm the payment indication covered by  was made correctly.  The servicer advised the account was updated and the payment was sent out on 03/XX/2019.
                    insurance              EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower reported property damage on 09/XX/2017 due to Hurricane XXX.  Damage was noted to the roof and had a leak and the fence was lost.  The borrower noted no claim was filed but will complete the repairs.  The details of the damage and status of repairs were not provided.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
9541441294 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Spoke with borrower and advised borrower of total amount due.  Borrower stated due to illness is not able to talk.  Advised she mailed a payment and it should be there any day.  Borrower stated will call back when able to talk.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3085534702 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  On 04/XX/2019, the borrower called to to request a copy of the 1098 form. and to discuss a possible modification.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was in FEMA disaster area 03/XX/2018; no evidence of damages.
8003227275 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  03/XX/2019.  The borrower called to inquire if fees paid can be refunded.  The borrower was advised that the
                    from mortgagor         fees cannot be refunded as they have already been paid out.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower ID was stolen and a fraud note was on the credit bureau which caused the lender to supress reporting.  The borrower provided the required documents and reporting was updated.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area noted on 12/XX/2018. No damages were reported. The comments on 02/XX/2018 indicated a claim was initiated; the date of loss and details of the damages were not provided. The notes on 03/XX/2018 stated all funds were released and the claim was closed.
4103299469 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  On 05/XX/2019, the borrower called and was provided with the welcome call information.  The borrower inquired about a possible refinance and asked if PMI could be removed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6864172103 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in to make a payment on the account. Borrower states hardship may continue for another few months due to additional expenses. Advised borrower may complete financial application online or application may be mailed to review options available.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5495955172 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  Borrower called to update checking account info; made payment arrangement to pay $3131.61 by
                                           06/XX/18
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 10/XX/2016 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5554561599 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  The borrower called about the tax amount that was paid.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3032373323 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in regarding loan transfer information and was provided accountant information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6663565097 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to get information about a payment that was sent early. The associate advised payment was applied and completed the welcome call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 05/XX/2010 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5608224914 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir
                    property; identified   exists to dispose of property; identified and documented.  The date of death is unknown.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
6433866714 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  7/XX/18-The borrower called in and requested their online password be reset. The borrower scheduled payments for 7/XX/2018, 8/XX/2018 and 09/XX/2018.

                                           The borrower called on 6/XX/19 to make a payment of $639.10
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8188708089 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   08/XX/2017.  The borrower called in for assistance setting up ACH auto pay.  Borrower is deceased and
                    and documented         Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7884994518 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  Comments from 7/XX/18 indicates borrower called to confirm payment due date and setup payment.
                                           Servicer processed payment and provided website payment option information for borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3895456475 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower was contacted and had mailed a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2812109559 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2017.  The customer gave verbal authorization to employee credit. Proof of loan being current along with fees to be faxed over.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
6237176563 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in to make a payment and went over changes in the payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1630072965 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2017.  The authorized third party requested the 1098 be mailed to them.  Borrower is deceased and
                    and documented         Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6291443790 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8260443757 3        [3] Damaged Interior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damage remains         PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    unresolved and no      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was indication covered by  04/XX/2019.  04/XX/2019- Borrower called to make a payment; Servicer updated account hierarchy paln to reflect
                    insurance              that all additional payments actually go to payment not principal.
                                           03/XX/2019-The borrower called regarding billing statement, needed to verify loan number.
                    [1] Verbal Dispute -   EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2019.  The dispute type is Verbal and the reason
                    Servicer responded and is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is
                    appears issue is       closed.  The borrower called in to dispute a payment that was drafted after the borrower requested it to be
                    closed                 cancelled.  The borrower was asking for a refund of the payment and for the bank fees.  The borrower called on
                                           01/XX/2019 to have the payment deleted.  The borrower was advised on 01/XX/2019 will be receiving the refund soon.  The refund was completed on 01/XX/2019.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2015.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 09/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 12/XX/2015.  A motion for relief was filed 07/XX/2017.  Prior chapter 13 case XX-XXXXX was discharged on 07/XX/2013. Noted on 01/XX/2017 POC amended on 12/XX/2015 no arrears.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  The borrower reported water damage to the house on 07/XX/2017. The borrower called on 01/XX/2019 stating received a check from the insurance company and was advised to endorse it and send it in.  Funds have not been received.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.
                                           Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Noted on 01/XX/2019 modified 3 times, 2011/XX/2016. - No indication of claim number nor if water damage was repair. Unable to determine reason for endorsement of check for hazard claim.
6963729211 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Verbal Dispute -   03/XX/2019.  Spoke with borrower, borrower called in to state that is not happy with the services and had made
                    Servicer responded and a payment of $890.09 via the website.
                    appears issue is       EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2019.  The dispute type is Verbal and the reason
                    closed                 is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Payment dispute resolved.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8564778337 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  The borrower advised that their spouse already made the payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
6257700704 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower authorized a payment in the amount of $1569.27
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A disaster was noted on 9/XX/17 due to Hurricane XXX.  No damages were noted.
3109704604 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in inquiring when the account will be updated to discharged. The borrower was advised update should happen within the next 30 days.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8518164938 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1807793471 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Per commentary dated for 04/XX/2019, borrower called in to inquired on insurance payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
6079971492 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in to provide third party authorization and confirm the payment amount.  The payment will be made by 05/XX/2019.  An appointment was set to discuss refinancing on 06/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1698513821 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Servicer confirmed that the loan is current. Borrower asked about a modification. The Servicer advised that he could apply but recommended refinancing since the payments are current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4168121510 2        [2]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Active          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    insurance claim but    05/XX/2019.  The borrower called to make a payment and confirmed a partial payment was previously received.
                    unclear who holds      On 05/XX/2019 the borrower called to make a payment.
                    funds or covered by    EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    bid                    REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower reported damage on 09/XX/2017 due to Hurricane XXX.
                                            Damage was due to a tree falling on the property causing roof and porch damage.  The borrower noted on
                                           04/XX/2018 did file a claim for damage due to Hurricane XXX.  The borrower stated the insurance company sent a check to the borrower for $300 and would be paying the roofer directly.  As of 02/XX/2019 a copy of the claim check and adjuster's report remains outstanding to close the claim.  The damage repair amount is estimated at
                                           $300.00.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
1809818653 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   01/XX/2019.  Call and spoke with the borrower who advised she will mail the final modification documents
                    and documented         today. The borrower sent ach form with final modification documents. I advised to keep making the payments as normal until she gets the confirmation letter. I advise the calls may continue.  Borrower is deceased and
                                           Executor/XX/07/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4743865990 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Spoke with borrower, February and March payment made in amount of $2724.00.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
5609567567 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower  made a $949.34 payment over the phone.  The borrower explained that the payment was late because they believed an auto-draft was established after the modification closed.  There is no hardship.
                                           The representative advised that automatic payment withdrawals were not set up and that as of 3/XX/19, the new payment will be $937.16 due to a new escrow analysis.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
1362175713 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower confirmed their automatic payments had transferred successfully.  The borrower stated they want to have it drafted from savings instead. The borrower inquired about their insurance and were transferred the borrower to the insurance company to further assist.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8129987347 3        [3] Damaged Interior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damage remains         PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    unresolved and no      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was indication covered by  06/XX/2019.  The borrower called in to make a payment but was upset about fee, borrower stated would mail the
                    insurance              payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  The borrower stated on 07/XX/2017 had to replace the AC unit that cost $12000.  The status of repairs was not provided and there is no evidence of a claim being filed.  The damage repair amount is estimated at $12,000.00.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A claim was filed for water damage that occurred on 10/XX/2015.  The claim was closed on 05/XX/2016 with all funds released and a 100% inspection.
6280743332 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower completed Welcome call, provided updated contact information and scheduled payment for 03/XX/2019 $513.92.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4341229518 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   05/XX/2019.  On 5/XX/2019, the borrower's son called in to inquire about becoming a successor on the account
                    and documented         and was advised of documents needed.  Borrower is deceased and Executor/Heir exists to dispose of property;
                                           identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
2604769688 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to make payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6198054768 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower contact in regards to making promise to pay arrangements.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1034832231 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
7822262412 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7515264314 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  06/XX/19: customer questioned why her payment increased.  Servicer advised it was due to taxes and escrow shortage
                                           03/XX/19: The borrower called to ask that late fees be waived.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1776670929 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  06/XX/19: customer stated that she returned funds to go back into her escrow account.  Servicer
                    and documented         confirmed receipt and submitted request to move funds iao $1053.93 from principal payment and $288.00 to be placed in escrow deposit
                                           03/XX/19: The borrower contacted the servicer on 03/XX/2019 to schedule a payment on 04/XX/2019 in the amount of $1,053.93.  Borrower is deceased and Executor/XX/28/2018.  No damages were reported.
8411661672 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  The borrower requested a payment history.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1931664058 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower requested a copy of the 1098 form.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 09/XX/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2339946789 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      05/XX/2019.  Borrower called stating his payment increased advised him he had a shortage of $2,353.17 and indication covered by  spread over 36 months advised borrower to do another analysis and spread over 12 months so he does not have
                    insurance              ongoing shortages borrower states he will switch insurance and went over general account information.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2018.  The dispute type is Verbal and the reason
                    [1] Verbal Dispute -   is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is
                    Servicer responded and closed.  The borrower was disputing a payment that was sent in that is not showing on the account but the
                    appears issue is       check appears to have been cashed.  The borrower was advised to send in proof of payment.  The borrower stated
                    closed                 on 09/XX/2018 that the paperwork was faxed in for the August payment and was advised the paperwork and the payments have not been received.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower reported damage on 09/XX/2017 due to Hurricane XXX.  Damage was noted to the roof.  The borrower noted on 12/XX/2018 that there is a claim and has not received any funds to fix the property.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
                                           A prior claim was filed for damage that occurred on 09/XX/2015.  Claim funds in the amount of $14000 were endorse and released to the borrower on 11/XX/2016 and the claim was closed due to being non-monitored.
9690548822 3        [3] Legal Description  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Issue - Mortgage       PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    contained incorrect    BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    legal and no actions   01/XX/2019.  The borrower called to schedule a payment of $1436.82.
                    to correct to date     EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    [3] Title Issue -:     FORECLOSURE: No evidence of current foreclosure activity.
                    Legal Description      BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is evidence of title issues with the property.  A scrivener's certificate was submitted to correct the error in the legal description.  This was to be corrected in the Foreclosure once judgment was obtained. The foreclosure was closed prior to this being resolved.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3209592034 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The customer called and requested a tax 1098 form
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7615394913 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  Borrower called to verify the amount being paid towards the private mortgage insurance, borrower was informed of $2003.52.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3873647417 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower asked if the ACH stayed on the account during the service transfer.  The servicer advised yes, it is due for drafting on the 10th of each month.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 09/XX/2013 and there is no evidence of reaffirmation.  Previous bankruptcy, case number XX-XXXXXX
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
7913301861 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  The borrower was inquiring why there were late fees on the account and requested the late fee be waived.  The servicer advised there are 10 late fees on the account.  The servicer advised they may be able to waive some of the late fees and pay down late fees over time.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4028589476 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called to find out why payment did not go through- we were missing a number. Made a payment on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9792993117 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
5313334264 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to make a payment and discuss account status.  The servicer advised them of
                                           knowyouroptions.com.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: There was an insurance claim filed and noted as closed on 6/XX/18.
4723785600 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 02/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower scheduled payments for 12/XX/2018 $1849.91, 01/XX/2019 $1000.00 and 02/XX/2019
                                           $1000.00.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7062462140 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8910092536 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  3/XX/2018-  Borrower spoke with agent discussed account status requested 1098 amounts of total interest $5126.37 included MI $2021.24 and Mortgage $2016.36. On 4/XX/2019, borrower promise to pay $756.69 by
                                           4/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3372406807 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Spoke to auth 3rd party, helped to reset password for online payments
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is not available in the information provided.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017; no evidence of damages.
1220623745 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  The borrower authorized a payment in the amount of $978.87.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1767596607 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The last contact was made on 3/XX/2019, in which the borrower had a payment increase inquiry and made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Hurricane comments noted on 11/XX/2016, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.
4124640382 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2017.  Borrower stated cannot access account to make payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9365819641 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  An authorized 3rd party called to inquire about PMI removal.  A termination of PMI Notice request form indicates was mailed by a vendor on 3/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4690208053 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower discussed mortgage insurance and made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The borrower called on 12/XX/2017 to initiate a claim in the amount of $24,373.02 for wind/XX/21/XX/01/XX/12/2018.
1056685595 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  04/XX/2019- Welcome call
                                           01/XX/2019-The authorized third party was called on 1/XX/19 and the $2504.31 payment was requested.  Three payments for $2444.31 were scheduled for 1/XX/19, 2/XX/19, and 3/XX/19.  The representative advised of a $50 return item fee and $10 property inspection fee on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4885921785 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2017.  Contact was made with the borrower to advise of the total amount due. The borrower was provided the Knowyouroptions.com website. A payment of $2272.73 was processed and the confirmation number provided.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4637448589 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  On 04/XX/2019 Borrower was called in reference to March payment due. Borrower stated will make payment today. Borrower was provided with know your options for available assistance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1478169057 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in and schedule a payment in the amount of $712.15 plus additional $287.85 to principal only for 6/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1403514611 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower scheduled payment iao $602.78 for 6/XX/19
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
9039082794 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  06/XX/2019.  The borrower called in regarding letter received. The agent advised borrower on why the letter
                    from mortgagor         was mailed and advised no adverse action will occur due to not having replacement cost coverage. The borrower was advised of the risk of not having replacement cost coverage.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Consumer dispute payment history through 03/XX/15/2017.  No damages were reported.
1473271481 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower called the servicer in response to a phone call they had received.  The servicer discussed the January payment with the borrower and the borrower made arrangements to pay on 1/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property impacted by hurricane as noted on 09/XX/2017. Property was not damaged from this.
8177575824 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2017.  The borrower called regarding a letter about PMI.  The borrower was advised the letter is regarding Lender Placed PMI and no cost is showing.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1286858994 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Borrower called in to give all new banking information and to get clarity on payments made.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2017 and there is no evidence of reaffirmation.
                                           The proof of claim was filed 12/XX/2012.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3649419962 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called to verify the automatic clearing house was in place with new servicer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5053746765 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  On 05/XX/2018 Borrower called to inquire about payment made. Borrower was advised payment was returned invalid account. Borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7041065018 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower confirmed the final modification documents were received. The borrower also wanted to know if the $1600.00 from September was received as well. The customer stated he will continue to use bill pay going forward.  On 04/XX/2019 the borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7142091194 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called wind was blowing . Borrower said is going to send payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3018511809 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8167309748 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in regarding insurance being paid.  The servicer advised the account is escrowed.
                                           The last contact with the borrower was on 04/XX/2019. The borrower called in for insurance information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Disaster first mentioned 10/XX/17.  Damages repaired without insurance claim.
9342789585 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    requested within the   PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2016.  BORROWER CALLED ABOUT DOUBLE PAYMENT. ADVISED HAS ACH ON HER ACCT.  BORROWER STATED SHE NEVER SET
                                           IT UP.  ADVISED THERE WAS AN ONLINE DIOC THAT WAS DONE TO SET IT UP EFFECTIVE 6.1.16.  INFORMED DOUBLE DRAFTS
                                           WERE NOT PREVIOUSLY DONE BECAUSE  WOULD PAY PRIOR TO ACH DRAFT DATE INFORMED CAN GO ONLINE TO CANCEL ACH OR
                                           SEND IN A WRITTEN REQUEST.. BORROWER STATED  IS GOING TO HAVE BANK STOP PAYMENT ON THE SECOND PAYMENT...
                                           BORROWER INQUIRED ABOUT CANCELING PMI AND I WOULD SEND HER AN CANCELLATION PACKET INFORMING ON REFUNDABLE FEE
                                           OF 350 FOR APPRAISAL***NO TAT PROVIDED. CALL UNEXPECTEDLY DISCONNECTED***
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
                                           ADDITIONAL INFORMATION: NA
6786237528 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called to discuss payment which resulted in NSF fees
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5922941414 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Third party called to make a payment of $2248.42 on 3-22-19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2139950504 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Per commentary dated for 06./XX/2019,Welcome call completed, borrower inquired about payment increase. Per servicers advised increase homeowner insurance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area that was impacted by Hurricane XXX, DR
                                           - XXX, as noted on 09/XX/2017. There were damages to the home, however they have been repaired.
2315238561 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 04/XX/2019.  The borrower and agent discussed account details and authorized payment of $1684.44 for 04/XX/19.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower verbally disputed a payment being due; borrower stated payment was sent from their bank account.  The agent advised borrower to reach out to their banking institution and trace the funds, as there is no evidence of the money being received by the servicer.  The borrower agreed and issue was closed.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2012.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2013 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7034087701 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower was  called on 12/XX/18 and a payment was discussed. The borrower advised that the payment was withdrawn from the bank account on 12/XX/18. The representative advised that the payment had not yet been received.  The borrower promised to call back on 12/XX/18 to confirm its receipt.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3827878698 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 05/XX/2019.  Borrower called in to discuss the online principle balance. Advised due to a loan modification and deferred balance. Requested a copy of the modification to send via email. Welcome call completed.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2016.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Customer called in regarding double payment set for 07/XX/16. The rep advised to process a refund, they would need to send in written request along with bank letter head stating funds will not be NSF. The customer confirmed they would dispute the payment with their banking institute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX. The borrower called on 12/XX/2017 to initiate a claim for roof damages. An inspection was received showing 100% of the repairs were completed, and the claim was closed on 08/XX/2018.
9311150995 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower advised the home is owner occupied.  The agent provided the total amount due, explained the grace period, and consequences. The borrower sent a cashier check in the amount of $1400.00 because the prior check was returned.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A disaster was noted on 5/XX/18.  No damages were noted.
6747417418 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower called in regarding escrow surplus check received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX. No damages were reported.
6698733179 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  06/XX/2019.  Borrower inquired on credit reporting due to returned and late payment and scheduled a payment
                    from mortgagor         for 07/XX/2019.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower called about a credit dispute due to payment being returned and late. Borrower was advised that the credit reporting was done correctly.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. XXX Hurricane XXX
                                           (DR-XXX) declared on 09/XX/2017. No property damages reported.
4123363793 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 11/XX/2018.  Commentary states borrower called in to confirm the payment setup was processed on the account.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Commentary states borrower sent payment through billpay and check has not been received. Further commentary states borrower placed a stop payment on the check and scheduled a payment for the account.
                                           Borrower was also advised of automatic draft on the account.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3499909669 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 03/XX/2019.  Borrower requested unpaid principal balance and inquired about having mortgage insurance removed.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2018.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Servicer responded to credit reporting dispute.  Borrower states has been making payments on time since Sept 2016 and wants the payment history to report the same.  Servicer updated applicable fields to show status as of today (03/XX/18) as current.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6107991484 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Damaged Exterior - 04/XX/2019.  04/XX/2019: borrower called in reference to status claim for loss on 07/XX/17; scheduled payment
                    Active insurance claim iao $1332.92 for 4/XX/19
                    and funds held by      01/XX/19: The borrower called in to provide third party authorization for a contractor.  The contractor called
                    servicer with          in regarding the release of lien and there is a contractor issue with a previous contractor not completing indication of related  work at the property.
                    contractor bid         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    sufficient to cover    REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    repairs                FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           A claim was filed for hail damage that occurred on 07/XX/2017.  Claim funds in the amount of $6567.16 were received on 01/XX/2018 and were released to the borrower on 03/XX/2018.  Additional funds in the amount of
                                           $5678.56 were received on 08/XX/2018 and were released to the contractor on 08/XX/2018. The inspection scheduled for 02/XX/2019 had to be rescheduled due to snow on the roof.  The claim is pending the final inspection.  The damage repair amount is estimated at $16,677.56.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5881405661 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      06/XX/2019.  The borrower called on 06/XX/2019 to make a payment. The borrower stated the payment was being indication covered by  made late due to they just got out of the hospital.
                    insurance              EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower reported property damage on 08/XX/2017 due to Hurricane XXX and called in to file a claim. The borrower was referred to the insurance company.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to Hurricane XXX noted on 08/XX/2017.
5817485974 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  Borrower called in to inquire about preforeclosure and was advised that at one point payment was overpaid and received refund but it was returned and shorted September payment by the refund amount borrow made up for missing payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5793797977 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower inquired about a payment of $972.65 had yet to be applied and if $707.12 would be directed to escrow and that a payment would be made on line.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9117663195 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2017.  The borrower called in to make a payment arrangement and stated that they fell behind due to unemployment, but that they were back to work.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1485890649 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  ON 6/XX/2019, the customer called in but hung up after hearing that they do not accept credit cards for payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7463432682 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 02/XX/2019.  The borrower requested their pmi be cancelled and was advised of the cancellation process.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  payment dispute resolved
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A hazard claim with a date of loss 6/XX/17 claim was  filed and  repairs completed to the roof.
4229277059 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  The authorized third party confirmed the payment had been made.  They were advised of the amount due and stated they will make that payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1744995314 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower was advised of total amount due and made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8589141822 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 02/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2017.  The borrower verified their information and stated they had a curtailment of income.  They were advised an escrow analysis had been completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6532747745 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to get temporary password and to make a promised to pay $1332.77 by 5/XX/19 and 6/XX/19 via web.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5129595047 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2016.  The borrower advised owner occupied and would make payment online for $2050.32.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9215067012 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  On 03/XX/2019 Borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 02/XX/2019 Commentary states Hazard claim closed and funds were released.
1311932027 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2019.  Called in requesting the payment due date. Advised that we do not have a 3rd party auth on file.
                    and documented         Customer stated that the primary customer is deceased as of last year. Was transferring call to sii for further assistance and caller hung up.  Borrower is deceased and Executor/XX/19/2016.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
2809279041 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The customer called requesting to change their auto payment date.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2982352206 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 06/XX/2019.  Talked to customer borrower is switching insurance advised to have new insurance sent for us to pay and call and cancel the old insurance.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Payment dispute
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9769194975 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  The borrower spoke with an agent and wanted to get set up on auto pay. The borrower also set up a
                    and documented         payment of $1452.31. The agent processed the payment and provided the confirmation number.
                                           06/XX/2019 - Borrower called to check status of insurance check.  Borrower is deceased and
                                           Executor/XX/17/2005.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2913281187 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   12/XX/2018.  The borrower called to make a payment. The borrower advised that the reason for delinquency is
                    and documented         unemployment.  The borrower is seeking employment.  The payment was processed.  Borrower is deceased and
                                           Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8258885581 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 05/XX/2019.  The borrower called for general account information regarding principal payments. The welcome call was also completed. The borrower's call was referred to the modification department.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2017.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  fee dispute resolved
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5061155367 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called stating made a payment.  Advised as bank pays in the next 3 days, count as received today.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4666339339 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  On 05/XX/2019, the borrower called to scheduled a payment over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: An insurance claim was filed and covered some of the damage from flood.  The borrower paid for the rest as noted on 3/XX/17.
6529623700 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  05/XX/2019 - borrower called to update insurance information
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
9266875588 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  Borrower called to check payment status.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4563407291 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  05/XX/19: customer scheduled payment iao $558.14 for 6/XX/19
                                           03/XX/19: The last contact with the borrower was on 03/XX/2019 to discuss general service account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3817954079 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower made a promise to pay and noted that they haven't been receiving statements. The borrower was advised that payments can be made without the statements.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2014.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is active.  The proof of claim was filed 05/XX/2014.  Chapter 13 filed on 2/XX/2014 case# XX-XXXXX. Comment on
                                           10/XX/2016 reflect the discharge should be in 2/2019.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8571004297 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The customer advised they had issues with their bank causing the delinquency on the account. The customer also scheduled a payment for $2000.00.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7906355133 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
5373164209 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Welcome call completed with borrower. Comment dated 02/XX/2018 borrower called stating spouse has been out of work and waiting for check from the stated they thought would have been received by now. Borrower wanted to know the penalties for paying late. Associate advised due to the bankruptcy there will be no negative credit reporting and there will be a late fee, provided total amount due, fees and unpaid principal balane.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 06/XX/2014 and there is no evidence of reaffirmation.  Case was terminated on
                                           07/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9011996258 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  06/XX/2019- Borrower scheduled payment for 6/XX/2019
                                           03/XX/2019- The borrower made a payment in the amount of $454.23.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9744557354 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3637185832 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  A welcome call was completed. The borrower promised make a payment in the amount of $999.36 by
                                           05/XX/2019 via Mail.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3933076516 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Contact was made with the customer and borrower indicated they had made payment on the app today.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2013.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 01/XX/2019 and there is no evidence of reaffirmation.  The proof of claim was filed 01/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6962038774 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called and stated they will make a payment of 1020.00  on 02/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area noted on 08/XX/2018. No damages were reported.
6149505918 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called in and requested a password reset for their online account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2911090868 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  The borrower called and was advised the next payment due is 4/XX/2018. The last contact was 6/25 when a payoff letter requested.  The borrower advised they received the mod documents and was confused.  The borrower was advised that the lender needs both copies.  The borrower will have the co-borrower sign and will overnight it.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5027309981 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower spoke to the servicer about account information
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6420833185 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2010.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 10/XX/2010.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1180368403 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   04/XX/2019.  Unauthorized third party Lannett with attorney office called in to get information.  Borrower is
                    and documented         deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9529625912 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2016.  Borrower advised unable to talk but will make a payment this month.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA disaster area on 10/XX/2016 due to Hurricane XXX
                                           (DR-XXX). No damages reported.
8767799982 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called regarding escrow shortage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1965688816 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in wanting to know why the PMI has increased.  Borrower hung up while the rep was explaining the escrow shortage and how it works.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7300418479 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  Borrower called in to discuss final mod.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2008.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2008 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
                                           ADDITIONAL INFORMATION: NA
2613023922 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to inquire on home owners insurance and lender paid insurance process.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9654803966 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area, no damages were reported within the review period.
                                           Non-monitored Hazard claim opened 4/XX/2018, damage type unknown. Claim closed 5/XX/2018 and funds in amount of $1586.48 released.
                                           There is no evidence in the file showing the bankruptcy was dismissed or discharged.
8955910700 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to see if we paid the taxes. The representative advised the borrower the taxes were paid and saw it was del., but was still paid. The borrower sent a payment as well. The representative advised the borrower to call about sending a refund back.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6775227228 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called the Servicer in inquire if their most recent payment had been processed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1953607285 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 06/XX/2019.  The borrower contacted the Servicer to inquire why their loan's payment amount had increased for the month of July; the Servicer stated the reason for the payment increase was due to an escrow shortage.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2017.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Comments indicated there was a fee dispute, however; there was no evidence to indicate the issue was still outstanding as of the end of the review period.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3699723886 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to request an ACH biweekly payment application.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2010.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2010 and there is evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4193321870 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The authorized third party called in to confirm the new payment since the escrows were removed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comment dated 09/XX/2017 reflects that the property is located in a disaster area due to Hurricane XXX.
7712923574 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called regarding a payment made on the 5th and the representative confirmed its receipt.  The caller promised to pay $343.72 by 07/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7115348809 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2231445507 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  A welcome call was completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2010.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4437824383 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  06/XX/2019 inbound call borrower inquiring if escrow account has been set up, advised borrower of total amount due

                                           The borrower called with questions about escrow.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in an area impacted by a FEMA disaster (Hurricane XXX
                                           09/2017); borrower reported damage and a claim was filed.  Comments indicate the borrower is in litigation with the insurance carrier in an attempt to obtain additional claim funds.  The claim is not being monitored by the servicer.
3267128422 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  the customer was contacted provided the total amount due, paid $1410.79
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1405543760 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The borrower called in about a letter received about payment arrangements. The agent ran the financials and the borrower was approved for a trial period. Also noted a payment of $359.26 was processed.
                                           The borrower changed jobs which resulted in a reduction of income.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7050314053 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 09/XX/2018.  The customer called in to set a payment of $716.43 and was counselled on self service options.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2017.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower had issues about the credit reporting showing past due for two months.  The borrower was advised to submit a dispute to the credit bureaus.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1802142853 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  On 06/XX/2019 Borrower called to make a payment. Borrower is interested in going over mortgage status.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6052549227 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 05/XX/2019.  Borrower requested mortgage insurance early termination form. Borrower was advised about auto-pay set up on account.  On 05/XX/2019 borrower called to get May statement.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2018.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputed being late as reported in the credit report.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 12/XX/2014 and there is evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7095081712 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The borrower made a payment over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6989858942 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower spoke to the servicer about welcome call information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2009.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2009 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6752930284 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8788239762 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 04/XX/2019.  04/XX/2019- Borrower called to have escalations locate origination docs so borrower could verify maturity date and UPB. Servicer added MOD docs to assist borrower.
                                           On 08/XX/2018 the borrower discussed the delinquency status and late fee. The servicer advised they would request to have the late fee removed as a courtesy.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Comments dating back to 06/XX/2018 referenced the borrower filing a verbal dispute for a missing payment. A review of the account indicated the loan has been rolling 30 days late since
                                           09/XX/19/XX/29/XX/19/XX/03/XX/17/XX/02/XX/2003.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4950957077 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2018.  The borrower called in to make sure their most recent payment had been applied.  Borrower is
                    and documented         deceased and Executor/XX/21/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2112734694 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  On 03/XX/2019 Borrower called to make a payment and to advise not to accept calls from ex-spouse.
                                           Borrower was advised ex-spouse is still on the loan and will have to Refinance to have remove.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9652835366 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to confirm receipt of the escrow shortage. The agent advised this was not received yet. The borrower stated had sent 2 checks in the envelope and sent the payments in. The agent offered to take the payment over the phone with no charge and have the borrower cancel the escrow check.
                                           Payment was processed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1720393443 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   05/XX/2019.  The borrower called regarding a person taking photos of the property and leaving a correspondence
                    and documented         on his door. Borrower stated he called the number but was disconnected. The servicer help borrower and his son(authorized) set up his online account and scheduled a payment of 06/XX/2019.  Borrower is deceased and
                                           Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4958197050 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  Borrower verified demographics
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in an area impacted by a FEMA disaster (Hurricane XXX
                                           09/2017); no damage reported.
3489963264 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in and stated that the February payment was sent to prior servicer. The agent advised that the payment has not been received as of yet and has 60 days for payments to be received and advised no late fees or negative credit reporting in the 60 day period. The borrower stated that the payment came back non sufficient funds from prior servicer. The borrower authorized agent to process the February and
                                           March payment in amount of $4786.05 and was provided with the confirmation number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3597511071 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to inquire about refinance inquiry
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4130167925 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  On 02/XX/2019, the borrower spoke with an agent and stated that they have the payment already scheduled for 02/XX/2019 and will call in to schedule the payment for February on 02/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2010.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2016 and there is no evidence of reaffirmation.  The commentary provided limited information.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2859619024 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to make a payment and was advised of a payment received that covered the
                                           5/XX/2019 payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2017.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 07/XX/2018.  A previous chapter 7 bankruptcy was discharged on
                                           11/XX/2015; Reaffirmation Agreement was filed on 12/XX/2015.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9384380961 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   05/XX/2019.  05/XX/19: customer called to set up ACH; scheduled payment iao $1181.21 for 5/XX/19
                    and documented         03/XX/19: The borrower contacted the servicer on 03/XX/2019 to schedule a payment in the amount of $1,181.21 and was counselled on the know your options site.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3055290337 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  The borrower authorized a payment in the amount of $951.32  Borrower is deceased and
                    and documented         Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9108493533 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Customer called in and went over a fee on the loan stated it was property inspection fee party hung up after we completed the welcome call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1852818397 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to make the May payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           Chapter 7 discharged bankruptcy evident. Case number, filing date, or discharge date not provided in notations, but evident it occurred.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The borrower called on 03/XX/2019 to report a claim for water damages caused on
                                           01/XX/2019. The claim was classified as non-monitored. The check for $2,478 was received on 03/XX/2019 and released to the borrower on 03/XX/2019.
4167727029 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to make a payment of $358.90.The welcome call was also completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2017.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 04/XX/2017.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA disaster zone for Hurricane XXX as noted on
                                           10/XX/18.  No damages were reported.
5741669907 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called and made a promise to pay $406.28 waived fee due to loan being in active bankruptcy.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is active.  Not much information on bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8705459746 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  The borrower received a collection call and stated they were not aware that July payment was due.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5272225796 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called to check status of loan.  Servicer advised of insufficient funds return for FEb payment.  Borrower gave permission to process auto pay plus NSF fee for total of $1627.69.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  Filing date, discharge date, case number, chapter, etc are all unknown.  Prior bankruptcy is only mentioned by new servicer after transfer.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to Hurricane XXX on 9/XX/17 (DR-XXX).
                                           There is no damage indicated.
9301997780 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  On 03/XX/2019 Authorized third party called to discuss the billing statement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9143968170 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower spoke with agent and discussed account status and verified bank information.  Borrower authorized payment of $1459.36 to process 2/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2013.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 08/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 03/XX/2015.  A prior case #XX-XXXXX was noted as dismissed on 01/XX/2013.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9456881663 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called to check on payment set up for today, and agent confirmed payment is set up for today.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2009.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           Notes state the bankruptcy was discharged in 5/2012 but the exact date was not provided.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6170436437 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 02/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      08/XX/2018.  The borrower asked about the escrow balance and was advised that when the reverse occurred, the indication covered by  late fees and escrow were brought up to date.  The commentary dated 06/XX/2018 reflects the approval of the U
                    insurance              program from hardest hit funds from 07/XX/2018 through 06/XX/2019.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2018.  The dispute type is Written and the
                    [1] Written Dispute -  reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60
                    Servicer responded     days and no further communication from mortgagor.  A credit dispute was received on 11/XX/2018.  The account within 60 days and no  was updated and a payment history was provided.
                    further communication  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    from mortgagor         FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is flood.  The borrower reported some flooding and roof damages on 09/XX/2017 due to Hurricane XXX.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repair is in process.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
4857375527 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to make a payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
1771053054 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Notes indicate the borrower scheduled a Promise to Pay payment for $1667.99 effective 6/XX/2019.
                                           The agent advised of the payment confirmation number.

                                           Borrower called to make a payment of $1667.99 , also asked about insurance. Borrower wanted to change the due date
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2880550990 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  otes indicate the servicer called borrower and advised of total amount due of $705.02. The borrower advised that couldn't make the payment until 7/XX/2018 due to a financial difficulty. Borrower scheduled a Speed Pay payment for $728.09 effective 7/XX/2019. The agent advised the borrower of their payment confirmation number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9546221383 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower was called on 01/XX/2018 and the borrower stated they would make a payment next
                                           Friday of 1169.14 for 01/XX/2018. The last contact with the borrower was on 03/XX/2019. The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7604067096 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 02/XX/2019.  The borrower called in to schedule a payment on the account.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2017.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Commentary states borrower advised will be disputing credit reporting. Borrower was advised of payment transaction information and advise is aware how to dispute the credit report.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to Hurricane XXX noted on
                                           09/XX/20178.  No damages were reported.
3112452018 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2017.  Commentary states borrower called in returning call received. Borrower was advised of the total amount due on the account. Borrower advised payment will be made via billpay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7977397429 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3675682647 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2016.  The servicer advised the borrower of the total amount due, grace period, due date, expectations, consequences and the next steps.  The borrower wired reinstatement funds to bring account current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2315220578 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  06/XX/2019- Borrower called to make a payment
                                           03/XX/2019-The borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6469476227 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Customer called in and made a payment advised of account status went over borrowers financial situation and explored options to avoid foreclosure advised borrower of there right to a follow up meeting within 14 days.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1834715381 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4638745466 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Borrower called to discuss PMI cancellation
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3794823765 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower was reviewing insurance status.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area that was impacted by Hurricane XXX, DR
                                           - XXX, as noted on 09/XX/2017. There were damages to the home, however they have been repaired.
4883024861 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Borrower called to find out how much interest and taxes paid in 2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property damage noted on 1/XX/201 7due to flood, not disaster related, insurance claim filed, repairs completed and claim closed with final inspection and funds released to borrower on 8/XX/2017.
4071378727 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower states no longer together with spouse and wants to take spouse off the loan. The representative advised the borrower that will have to refinance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2011.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was dismissed on 03/XX/2015.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
5888611334 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to inquire about a refinance, was given the contact number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX, noted
                                           on 9/XX/2017.
1723204476 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 03/XX/2019.  The customer scheduled a payment for 3/XX/2019.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2018.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower stated that the fees would be disputed but never sent in the written support.  No evidence the dispute was received.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3871726240 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to make a payment on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
7339467767 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The customer states that she can't make a payment online due to the service transfer . I advised of general information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
3089052535 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in to schedule a payment but did not want to pay the processing fee. The payment was scheduled for 06/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1364327370 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  Borrower said her spouse handled the payment and was not available at that time.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5383143952 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in and made a payment in amount of $1418.33 for 03/XX/2019. The call was transferred to the insurance department for premium status and the agent confirmed policy information and requested premium in amount of $782.00 as a priority.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: Comment dated 10/XX/2017 reflects that the property is located in a disaster area due to Hurricane XXX. The borrower confirmed no disaster impact.
8842392275 2        [2] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    issue open with active BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    efforts to resolve     05/XX/2019.  Borrower called and set up payment for $200.00. Advised no update yet on the missing payments
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is not resolved and the status indicates Servicer responded and issue open with active efforts to resolve.  Borrower states not all payments were forwarded from prior servicer, requested research into the issue.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6940864066 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      04/XX/2019.  The borrower called to confirm the non sufficient fund fee has been waived and request for the indication covered by  overdraft fee be refunded. The servicer confirmed non sufficient fund fee waive and request proof of overdraft
                    insurance              fee in order to submit request for a refund.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is neglect.  The borrower noted on 07/XX/2017 had the roof replaced through a pace program and not through the claim process.
                                           The borrower also noted repairs on 03/XX/2018 that were done in 02/XX/19/XX/01/XX/05/XX/07/2017 due to being non-monitored.
2034284541 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in to schedule a payment in the amount of $181.94 for 6/XX/2019. The servicer advise other payment options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4897263810 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The servicer spoke with borrower to provide loan number to make payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to Hurricane XXX on 8/XX/17 (DR-XXX).
                                           There is no damage to the property indicated.
8061224476 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  04/XX/19: borrower asked why her loan was transferred and why did the payment increase.  Servicer advised her loan was sold; and payment increase was due to escrow shortage

                                           01/XX/19: Borrower called to make payment with credit card. Associate gave the total amount due, explained fees, escrow analysis and offered to schedule payment. Borrower stated they would mail a money order today.
                                           Comment dated 09/XX/2016 borrower was informed their payment was returned unable to locate and borrower scheduled payment to cure.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1364357596 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  0418/XX/19/XX/12/XX/26/2017 due to the claim being under $10000.
6235232081 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called on 3/XX/19 to verify that there was hazard insurance in place. The representative confirmed that insurance was in place.
                                           06/XX/2019 - Borrower called advised payment increase due to interest rate change
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area that was impacted by Hurricane XXX, DR
                                           - XXX, as noted on 09/XX/2017. There were cosmetic damages to the home, however they have all been repaired and the claim has been disbursed.
1549222774 3        [3] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damage remains         PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    unresolved and no      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was indication covered by  02/XX/2019.  Borrower made a payment in the amount of $1727.63 on 02/XX/19.
                    insurance sufficient   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    to cover repair        REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                    [2] Delinquent Taxes - BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    Delinquent taxes, sold LITIGATION: There is no evidence of litigation on the file.
                    within redemption      TITLE ISSUES: There is no evidence of title issues.
                    period                 PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  Comments indicate wind damage estimated at $22000. A lender placed claim was filed and denied for insufficient insurable damages. No indication that repairs were made.  The damage repair amount is estimated at $22,000.00.
                                           Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Tax sale redemption funds were sent in the amount of $1483.95 and the check was returned due to needing separate checks.  The delinquent sewer cert still exists as of 02/XX/2019.
6977715285 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Welcome call from new servicer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9571314649 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 06/XX/2019.  The borrower called in to make a payment by phone.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower disputed the payment amount. The agent advised of the escrow increase. This was resolved.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA disaster area on 9/XX/2017 due to Hurricane XXX. No damage reported.
1163272377 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  The customer called and scheduled a payment in the amount of $2600 for 7/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8897409835 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  The borrower called in on 08/XX/2017 and went over the loan; no indication of
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8170013542 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in payment for $1,040.98 for today.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7170118368 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The customer called about payment methods and access to the website. The customer scheduled the
                                           April payment for 3/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1766218887 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6938891442 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called wanting to know how to send the modification application. The agent advised the borrower it could be sent via email.  On 06/XX/2019 borrower called about modification questions.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4211580363 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower contacted the servicer on 06/XX/2019 to schedule a payment in the amount of
                                           $2,449.88.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6557734865 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8319048737 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The customer stated an extra bill came through and they are now short $50.00. The customer stated
                                           they would make the payment the next day for the repayment plan.
                                           04/XX/2019 - Borrower called - upset of loan transfer
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1075128245 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Borrower called about 5000.00 incentive check that was to be applied to principal, advised borrower not qualified yet for that offer.  Borrower requested new analysis due to error from the tax office.
                                           Borrower called in to check on status of analysis and to give new homeowner information. .
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1459522260 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower had car accident which created the delinquency. Help borrower with modification.
                                           Borrower states waiting for settlement check to bring loan current. Borrower stated both borrowers were injured in accident, and spouse needs surgery.  After surgery they should receive insurance settlement.
                                           Borrower stated did not get notified of transfer of loan and made payment.  Advised borrower payment would have been sent to us.  borrower stated will put cancellation on payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
                                           ADDITIONAL INFORMATION: NA
4388089666 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called and made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9050165182 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  On 11/XX/2018 the borrower called for the loan status. Borrower was advised of loan modification process and how the late fees are usually waived after the modification documents are executed.  The borrower promised to return the signed documents the next day..
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 09/XX/2017 and there is no evidence of reaffirmation.  The borrower previously filed a chapter 13 bankruptcy that was discharged on 04/XX/2013.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A disaster was noted on 11/XX/17.  No damages were noted.
6646360646 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8198644073 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in to obtain their loan transfer information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4662052195 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in regards to statement regarding insurance payment. Borrower ptp $417.65 on
                                           7-XX-19 via mail
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5696863090 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2017.  The borrower stated sent letter stating no longer represented by attorney and was told if send those papers that bankruptcy will be taken off the loan because wants to receive billing statement. The representative informed the borrower that loan still in bankruptcy and cannot send billing statement and will need to send reaffirmation to bankruptcy to fix bankruptcy. The borrower requested to speak with supervisor, representative transferred the call to supervisor.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2015.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           The bankruptcy was discharged on 08/XX/2015 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comment dated 03/XX/2018 reflects that the property is located in a natural disaster area. No damages reported.
3425147956 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4868439045 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Borrower called in wanting to schedule the January, February and March payments. The agent looked at the account  and is showing escrow analysis scheduled for January and suggested to only schedule the
                                           January and February payments as new payment would be due in March. The borrower was advised once receives the analysis can call back and schedule the March, April and May payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9579511901 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8467921535 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower called to inquire about the status of their payment.  The borrower was advised the payment is current.  The borrower also inquired why their payment increased.  They were advised that there were increases in hazard and tax items with a shortage.  The borrower will make a payment on 12/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5414478667 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in to get the Mortgagee clause for insurance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2816929563 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Talked to third party unauthorized 3rd party called in about accidental double payment advised we need account holder to call in to resolve.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
7018405451 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower made payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6072011929 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  3/XX/2018-  Borrower called spoke with agent discussed account details and arranged to pay
                                           $1308.26.  Verbal authorization given and 2017- 1098 interest amount of $3035.81.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3957255161 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      05/XX/2019.  3/XX/19-The borrower called in regarding the service transfer and requested information on the indication covered by  account.
                    insurance
                                           05/XX/19-The borrower called to make sure the pay had processed
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  A claim was filed for water damage that occurred on 08/XX/2018.  The claim was closed out on 02/XX/2019.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
1645476370 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  04/XX/2019- Borrower called about general account information regarding servicing transfer
                                           02/XX/2019-the customer called in to schedule a payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1311942046 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9993790138 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Authorized third party called about payment information. Servicer confirmed 06/XX/2019 payment was received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 08/XX/2011 and there is no evidence of reaffirmation.  Chapter 7 bankruptcy discharged 8/XX/2011 and closed 8/XX/2011. case number XX-XXXXXX
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7892448656 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2016.  The customer stated they are being represented by a bankruptcy attorney. They wanted to make a payment. The agent stated they did not have authorization to speak with them, but could use the automated system.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2014.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is active.  The proof of claim was filed 08/XX/2014.  Active chapter 13 bankruptcy case XXXXXXXX filed 7/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3891352959 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2017.  The borrower advised RFD due to unemployment, and would be applying for modification. Called to see why someone came to their door, the agent advised this is standard when accounts become delinquent, advised of the total amount due, intentions and options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Notation on 09/XX/17 reflects the subject property is located in FEMA disaster area for Hurricane XXX (DR-XXX). No damages were reported.
4718576758 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower contacted the servicer on 05/XX/2019 to schedule a payment in the amount of $847.16.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2016.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2017 and there is no evidence of reaffirmation.  Prior bankruptcy:  Chapter
                                           7 #XX-XXXXX filed 9/XX/2013, discharged 1/XX/2014
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4437327855 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 01/XX/2018.  Borrower called to inform they made a partial payment in December for January . However it appears the payment went toward the principle. Agent submitted a request for a reversal.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2017.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  10/XX/17 Borrower was disputing the reporting of they monthly payment .  Lender was reporting borrowers payments as partial payment verse full payments per month.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7616121715 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  5/XX/2019-Notes indicate the servicer contacted the borrower who scheduled a Promise to Pay payment for $2389.11 effective 5/XX/2019. The agent advised of the payment confirmation number.

                                           Borrower called and made a payment of $2,389.11 completed welcome call with borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9893939422 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Borrower contacted for payment. Borrower discussed reason for default. Borrower stated hardship is resolved. and payments will be consistent going forward.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2513098449 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower processed a payment in the amount of $1,386.96.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6244172679 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in regarding escrow short and payment difference.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8630682115 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The customer called in regarding general account information and confirmed their change in interest rate. The representative also counselled the customer on the know your options site.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A FEMA disaster was noted on 11/XX/18 due to wildfires.  No damages were reported.
8487517901 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in because the payment has not cleared the bank.  Borrower reports 5/XX/19 payment has not been pulled from bank.  Speedpay does not show any reversals since payment made.  Advised borrower to wait until the end of week to call the bank in case payment was attempted. Borrower made a promise to pay in amt of $1296.14 by 6/XX/19 via IVR, scheduled for 6/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2011.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2016 and there is no evidence of reaffirmation.  The proof of claim was filed 08/XX/2011.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7202326388 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  A promise to pay was made in the amt of $1762.78 scheduled for 6/XX/19 and 7/XX/19.  Borrower is
                    and documented         deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8046969802 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Comments from 3/XX/19 indicate borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.  A claim was filed for hurricane damage.  Claim funds in the amount of $13625.90 were released to the borrower.  The claim was closed on 10/XX/2018 due to the claim being less than $20000 and per the hurricane guidelines.
6597051995 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  02/XX/19  Borrower called to get a copy of 1098 tax form
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5542562632 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2017.  On 5/XX/2017 the Borrower stated the payment was mailed but sure of the date mailed. On
                                           12/XX/2016 the Borrower confirmed mailing back the modification documents the day before.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7149905070 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  3/XX/2019-  Agent completed Welcome call with the borrower, verified demographics, and account details.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2638129753 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2016.  The borrower called in to see which amount was due and to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8474185319 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      06/XX/2019.  Borrower ptp 1163.48 by 6-25-19 via mail
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower reported damage on 09/XX/2017 due to Hurricane XXX.  Damage was noted to the windows and had to pay out of pocket to repair.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
                                           A claim was filed for water damage that occurred on 07/XX/2018.  Claim funds in the amount of $2472.21 were received and released to the borrower on 03/XX/2019.  The claim was re-classified as non-monitored on
                                           03/XX/2019.
                                           A prior claim was filed for wind damage that occurred on 05/XX/2015.  The claim was closed on 04/XX/2016 due to all funds being endorse and released and the claim being less than $10000.
1352132452 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 11/XX/2018.  Borrower called in wanting to confirm the last payment  amount towards repayment plan. Borrower confirmed next payment for repayment plan and account was updated.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower had a issue with the amount on demand letter and it was clariifed and borrower entered into a repayment plan.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6217723741 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Based on commentary provided on 06/XX/2019. fee removal request.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5236246445 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Authorized third party spouse called in regarding late fees. The servicer conducted a welcome call and discussed late fees with borrower spouse.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2445814565 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to talk about the repayment they were on with previous servicer.  IT is showing higher than what it was with prior servicer. The borrower advise to cancel and they will resume making regular contractual payments and  stated will mail a payment in the amount of $560.17 by 4/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6174432914 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  On 03/XX/2019, the borrower called to get information about mortgage account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2012.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2013 and there is no evidence of reaffirmation.  A motion for relief was filed 05/XX/2014.  Date converted 11/XX/2012;
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1183446420 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      05/XX/2019.  The authorized third party called to make an installment payment.
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The authorized third party noted garage damage on 10/XX/2017 due to Hurricane XXX.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 10/XX/2017.
6600388158 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower made a payment for $1,184.65 and the welcome call was complete.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7795691056 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Per commentary dated for 06/XX/2019, Borrower request to have a late charge remove.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.  A claim was filed for hurricane damage that occurred on 09/XX/2017.  Claim funds in the amount of $6155.98 were endorse and released to the borrower on 12/XX/2017 and the claim was closed due to the claim being under $20000.
9587540422 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The borrower called to find out where the additional fee is about on statement in the amount of
                                           222.26 advised the borrower this is the escrow disbursement monthly. Due to mod in 2011.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1893895346 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  On 11/XX/2018, the borrower talked about when they would be making the next payment but said they were at work and couldn't get into details.  The borrower said they would call back and possibly talk about getting a long term solution for payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1936492287 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  On 06/XX/2019 Borrower called for status of account. Borrower made a payment and was provided with know your options for available assistance. The billing statement was also discussed with the Borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2014.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is active.  The proof of claim was filed 07/XX/2014.  A motion for relief was filed 11/XX/2014.  No other information provided.  As of 3/XX/19 the payments are still being posted as received from the Trustee.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7548301335 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  Comments from 2/XX/18 indicates borrower called in to review delinquency notice. Servicer advised this was due to the broken repayment plan on file. Borrower will review his records.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5110862263 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Authorized third party borrower wife called in payment for $893.25 for today.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9856205394 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  03/XX/2019.  The last contact was made on 3/XX/2019, in which the borrower scheduled a payment.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Comments indicated there was a credit report dispute, however; there was no evidence to indicate the issue was still outstanding as of the end of the review period.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2669491600 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to inform the servicer that he obtained his own insurance and wanted to submit proof of coverage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to Hurricane XXX which occurred on
                                           09/XX/2017.  Damages in the amount of $10,001.00 from the hurricane have since been repaired.
2254894104 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called about loan being transferred
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7253110856 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower called for assistance to access the website.  As the servicer was trying to help the call suddenly ended.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7474077638 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  04/XX/2019- Borrower scheduled promised to pay $1150.58 on 04/XX/2019
                                           On 03/XX/2019 the borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5265375871 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to aske if they were set up on autopay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8969485456 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Called to discuss escrow shortage and made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3579744514 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  Outbound call was placed to collect total amount due. The borrower promised to pay $1654.97 on
                                           5-16-18 via internet
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5455996232 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   02/XX/2019.  Outbound call to the borrower who stated that the payment was mailed.  Borrower is deceased and
                    and documented         Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9244363260 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  05/XX/2019- Borrower made payment of $962.43
                                           12/XX/2016-The borrower called in to advise the payment was made on 12/XX/2016 in the amount of $930.10.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4754304964 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  The co-borrower called to figure out why received a notice about funds in suspense. The representative advised the notices via mail stating the borrower owes more than actually owe. The borrower stated sends in a payment every month with additional to go towards the unpaid principal balance. The representative informed the co-borrower payments were misapplied and to be reversed to be reapplied correctly.
                                           The representative advised it looks like this is an arm loan and the interest rate changed. The representative informed the co-borrower once funds are applied there should be a letter generated in regards to funds being applied and then the borrower can request payment history to see how the payments were applied. The co-borrower wanted to verify the last payment made which was on 7/XX/18 with an extra $100.00 that went towards unpaid principal balance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9346568961 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in about escrow shortage and does't understand why there is a shortage.  Borrower expected payment to go down soon.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2014.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 05/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3676013192 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  Customer called in and made promise to pay and inquired about refinancing.  Borrower is deceased
                    and documented         and Executor/XX/30/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7962769804 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Third party called wanting to make a payment over the phone advised of borrower upset and advised she was mail the payment and hung up.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2013.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2013 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9039703934 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Text and Email conversations and updates.  Borrower provided new telephone number via online system.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
1778501739 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
6827166327 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2012.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The proof of claim was filed 08/XX/2012.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
                                           ADDITIONAL INFORMATION: NA
3030570844 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower was advised of total amount due and late charge fee.  The borrower proceeded to make a payment. The last contact with the borrower was on 06/XX/2019.  The borrower was transferred to the escrow department.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6071805509 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  Called borrower to schedule payment for February installment.  Spouse answered phone and will let the borrower know.  Borrower takes care of the mortgage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4155619256 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Borrower contact, updated reason for default, excessive obligations due to HOA with a $2000.00 extra charge for the month of November. Discussed a repayment plan borrower stated would be working overtime and will bring account current. If can't keep arrangement will need to discuss other options. Gave online information and took speedpay for 01/XX/2019 and 01/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5516697296 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2018.  Non authorized 3rd party called borrower is deceased for 7 months, will send in the paperwork to
                    and documented         be authorized on account. Family member will be continuing to make the payments.  Borrower is deceased and
                                           Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
3771410981 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Borrower called to verify that his payment had been received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2015.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is filed/XX/26/XX/dismissed date provided
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3035327346 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Spoke with borrower and advised showing due for November.  Borrower stated made a payment on the
                                           15th.   The bank advised the account information is incorrect.  Borrower stated does not have that information right now however will go into seterus today and close out.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4824297533 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower wanted to change ACH to pay with a credit card . The agent advised they do not accept credit cards or debit cards.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2112356690 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Called borrower- is in process of refi- loan will be paid off- pay off generated
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4537521364 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  Borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7599305839 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9926216561 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  The borrower called to check on the payment and they were informed it would be processing. The borrower also scheduled payments for May and June 5th. They were informed their next payment is due in July.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1924311041 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 04/XX/2019.  The borrower called in to make a payment in the amount of $2190.13. Requested information on late fees.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2019.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower called on 04/XX/2019 disputing the late fees on the account. A request was made to review the issue. The request was rejected and issue listed as resolved on 05/XX/2019 due to late fees are not a corporate advance issue. There was no further reference to the borrower disputing the fees.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2012.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2017 and there is no evidence of reaffirmation.
                                           12/XX/2017 Commentary states Bankruptcy discharged 06/XX/2017. There is no other information on the
                                           Bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5849419367 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Authorized third party called to discuss 1098 tax form.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6780835552 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower asked to have spouse removed from mortgage due to divorce, and agent advised best option is refinance.  Agent transferred borrower to refinance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: An insurance claim was filed and noted as closed on 9/XX/18.
5186802570 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to make a payment plus some extra towards principal.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6768170735 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2017.  The borrower stated will be making the payment on 06/XX/2017.  The servicer advised the borrower of payment options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4281435985 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [2] Payoff has been    06/XX/2019.  The borrower called due to questions regarding information statement. The representative walked
                    requested within the   the borrower through the statement and explained how to make the payments while in bankruptcy.
                    last 60 days           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2014.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
3583685153 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower authorized a payment $2847.34.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4824259760 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Mortgagor Deceased 03/XX/2019.  Borrower made promise to pay .  Borrower is deceased and Executor/XX/03/XX/08/2018.  The dispute
                    - Executor/Heir exists type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer
                    to dispose of          responded within 60 days and no further communication from mortgagor.  Credit bureau dispute.
                    property; identified   REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the
                    and documented         reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                    [1] Written Dispute -  BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    Servicer responded     LITIGATION: There is no evidence of litigation on the file.
                    within 60 days and no  TITLE ISSUES: There is no evidence of title issues.
                    further communication  PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current
                    from mortgagor         occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Unverified deceased borrower noted.
5226023763 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  06/XX/2019.  Commentary states borrower called in to make a payment on the account but the servicer informed
                    from mortgagor         the borrower of the fee, the borrower declined and stated that they will make the payment online. The servicer waived the fee and processed the payment.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit dispute was received and fields were update to show current loan status
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2015.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           The bankruptcy was discharged on 10/XX/2015 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3365555383 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The borrower called on 11/XX/2018 to request the tax information for 2016 and 2017. The borrower also mentioned they were attempting to sell the property.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The comments on 03/XX/2018 referenced an insurance claim in the amount of $11,477.74 was filed for fire damages caused on 02/XX/2017. All funds were released on 01/XX/2019. An inspection was received on 01/XX/2019 showing 100% of the work was completed, and the claim was closed.
6407267312 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  06/XX/2019 inbound call borrower scheduled payment $2725.37
                                           The borrower contacted the servicer on 03/XX/2019 to schedule a payment in the amount of $2,725.37.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4820157900 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Per commentary dated for 04/XX/2019, welcome call completed. Borrower inquired about an $25 fee and being charged twice.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3645001151 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  04/XX/19: borrower scheduled payment iao $945.04 for 5/XX/19; RFD is excessive obligations
                                           03/XX/18: Discussed loan modification and escrow account with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4416703350 2        [2] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Active insurance claim PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    but unclear who holds  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    funds or covered by    03/XX/2018.  Spoke with the borrower who stated she had wind damage on her roof and she had her insurance did
                    bid                    an estimate and they will send her the insurance claims check in two checks and she wants to know how to get it endorsed. Transferred call to loss draft.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  Per comments dated 06/XX/2019, the servicer received an inspection that 100% of the repairs has been completed.  On
                                           04/XX/2019, a check in the amount of $10,603.76 was issued. The borrower has roof damage and reported the claim on 3/XX/19.  The borrower stated was inspected by the insurance company and has two checks coming.  The claim was classified as enhanced endorse and release.  Property repair is complete.  The property condition is
                                           UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Per comments dated 06/XX/2019, 100% of the repairs has been completed. Claim is still open.
4753328361 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2012.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2016 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4471514478 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Authorized third party processed a payment in the amount of $1,077.67
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to Hurricane XXX on 9/XX/17 (DR-XXX).
                                           There is no indication of damage to the property.
8140664860 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8043169419 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to verify their loan terms.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2013.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX, noted
                                           on 10/XX/2017.
5360092007 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The servicer discussed the borrower's hardship and discussed several loss mitigation options. The borrower is out of work due to medical issues. The borrower does not qualify for government assistance due to the husband's income. The servicer updated the borrower's financials and recommend to send income documentation to apply for forbearance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2012.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 05/XX/2012.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5198469847 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower had received a final insurance check and needed it endorsed. The call was transferred.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A claim was filed for water damage that occurred on 02/XX/2019.  Claim funds in the amount of $6,195.14 were endorsed and released to the borrower on 03/XX/2019 and the non-monitored insurance claim was closed on 03/XX/2019.
2023332004 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  06/XX/2019.  Spoke to borrower saw payment was made. advised of customer of next due date.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3737483801 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower spoke to the servicer about the past due amount on the account  The borrower set up a payment of $2150.86 by 12/XX/18.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7785218210 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  06/XX/2019 inbound call borrower called in to schedule payment $1026.08    06/XX/2019
                                           Borrower called stated that he was furloughed from work RFD, payment processed in amount of $1,064.79.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6467580160 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Comments from 11/XX/18 indicates borrower did not realize payment was late. Borrower requested late fee waiver. Servicer waived fee and processed payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5875107078 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  06/XX/2019 - borrower called to make a payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7748737308 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4411971245 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to get statement and payment information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 06/XX/2016.  The proof of claim was filed 08/XX/2016.  A motion for relief was filed 05/XX/2017.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3072220076 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The customer called in to confirm if they could send the documents for the previous claim in.
                                           They were informed of the address and encouraged to send through fedex or postal service to get their funds faster.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to Hurricane XXX noted on
                                           10/XX/2018.11/XX/2018.  No damages were reported.
6660999842 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  The borrower called regarding billing statement and why it is showing they are due for two months.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1737350555 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  The borrower advised owner occupied and already set up bill pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3446025563 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called to make a payment of $1260.60
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2559808257 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The servicer made a welcome call to the borrower and discussed payment options, website information and disclosures.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8216277769 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  Commentary states borrower called in and provided a reason for default. Borrower scheduled a call back.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3044641023 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  04/XX/19: customer asked why servicer was contacting her.  Servicer stated it was a welcome call to new servicing company; provided borrower with total amount due & late charges.  Borrower stated sent a check for payment.

                                           01/XX/19: borrower called to see why the payment she made online did not get removed from her account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area noted on 11/XX/2017 due to Hurricane
                                           XXX. The borrower called on 11/XX/2017 to initiate a claim for roof damages caused by the hurricane on
                                           09/XX/2017. Two checks totaling $4,965.42 were received on 12/XX/2017. The notes on 12/XX/2017 stated the funds were released and the claim was closed. The claim was reopened due to additional funds were received.
                                           The funds were released and the claim was closed again on 01/XX/2018.
3835504355 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower was asking about the new payment amount caused by an escrow shortage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4839795483 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8425877730 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  On 5/XX/2019, the customer called in since they made a double payment this month and thought the loan was current.  The customer was advised that the payment was returned for non-sufficient funds.  A payment was scheduled for 5/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8755881248 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2017.  The borrower promised to make a payment in the amount of $1050 by 05/XX/2017 via Bill Pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8173018154 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The last contact with the borrower was on 11/XX/2018 to set up speed pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8454565738 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  On 6/XX/2019, the borrower called in to schedule a payment for 6/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1713377252 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to get information on repayment plan
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is not available in the information provided.  06/XX/2019- "Inbound Bankruptcy call"
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8679844095 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  7/XX/2018-  Borrower spoke with agent discussed account status and default due to excessive obligation.  The borrower requested information on reinstatement stated was advised to reference website and no avail.  The agent advised reinstatement amount $14,390.37 good thru 8/XX/1/XX/1/2018 with monthly amounts.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
5605575990 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2016.  The borrower called on 9/XX/16 to check on the status of the modification. The representative asked the borrower to sign the modification documents and to return them.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2013.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2014 and there is no evidence of reaffirmation.  Limited bankruptcy details were provided.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8762271650 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  The servicer informed the authorized third party on 08/XX/2017 that the payment has not been posted to the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3381385006 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 05/XX/2019.  Borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2018.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  credit reporting dispute resolved
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4560499491 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in with a payment inquiry.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8586744616 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  On 01/XX/2019 the authorized 3rd party scheduled a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6418434136 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  The borrower called to check why received loss mitigation package. The representative advised the package sent to see if need additional assistance for the loan. The borrower wanted to know the balance and went over breakdown for the balance. The representative updated the banking information for account and verified loan number to receive confirmation email and also advised of the next payment payment due. The representative processed payment in the amount of $1080.93 effective 3/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7199847152 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called and borrower went over general account information and than went on to complete the welcome call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2010.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2010 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Hurricane comments noted on 10/XX/2017, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.
7403668773 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to make a payment  Borrower is deceased and Not clear or no information on executor/XX/05/XX/09/XX/19/2009 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8709577879 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2016.  The borrower made a double payment and may have a payment returned.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9758164674 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in stating a duplicate was made and requested on payment refunded. The servicer conference in borrower bank and confirmed of duplicate.  A request sent to manager to approve refund, issue resolved.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3614947261 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  06/XX/19: Borrower advised servicer that his wife takes care of everything on the account and had no additional questions.
                                           10/XX/18: The borrower called in and was advised of the total amount due.  Borrower stated that is calling to
                                           make a payment.   Borrower stated that spouse's check was short and then will be picking it up because spouse is working more.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1197321672 3        [3] Title Issue -:     LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Liens not Perfected    PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Mortgagor Deceased 04/XX/2019.  A third party called in regarding starting proceedings for a Successor in interest on the
                    - Executor/Heir exists account.
                    to dispose of          04/XX/2019 - authorized 3rd party - advised need to have the mom listed as successor on the loan.  Borrower is
                    property; identified   deceased and Executor/XX/16/XX/24/2004 in the amount of $90,000.00.  Foreclosure process closed but issue will
                    and documented         need to be addressed if restarted.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
2231727378 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Talked to customer borrower wanted a copy of her 1098 sent to her we emailed the form to her.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6811516214 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in and wanted to get the additional funds on the account and apply to principal.
                                           Borrower received a letter dated 2/XX/19 saying there was an additional funds of $1000.00.  Advised borrower loan was acquired on 3/XX/19 and letter dated 2/XX/19.  The funds from suspense were applied toward the
                                           February payment and the remainder of $95.70 was applied to principal.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7847026143 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  On 04/XX/2018 Borrower called to make April payment. Borrower was provided with know your options for assistance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1693114936 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  On 05/XX/2019 Borrower called to make a payment and to request password reset for online account.
                                           Borrower stated gets paid later in the month and makes payments at the end of the month. Borrower was provided with know your options for available assistance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2595656718 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  The agent advised of the total amount due. The customer said she will make a payment  online for
                                           $974.03 on 5/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3463697217 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower two called in because she received notice that we need the insurance. I advised that the previous  had to be cancelled with and gave the timeline of the letter cycle.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4627935268 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower requested 1098 and payment was scheduled to be processed on 4-19-19
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6268210907 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5282554087 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  Called borrower who stated made payment online.  Borrower stated was in an area that did not have good connection and asked to speak next week.  Unable to set up a call back due to bad connection of call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6530741103 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called for payment info and was walking through the process of paying online .
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9957555783 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The customer called to have the escrow removed. They passed all criteria on preliminary review.
                                           They were told to submit a formal request to remove it. They were advised that the request would be completed by 7/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A disaster was noted on 6/XX/18. No damages were noted.
1367236243 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower asked if servicer is paying property tax bill, and agent advised to contact the tax office because trash bills are normally supplemental tax bills.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9516532193 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
7287721799 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2016.  The borrower was called about the payment and stated it would be mailed on the 15th.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4933379961 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in about their insurance call was transferred. Borrower also promised to pay
                                           $973.26 by 6/XX/2019 via bill pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017; damages repaired and insurance claim was closed 03/XX/2019.
9161763158 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  04/XX/2019: Borrower scheduled payment for $651.89 by 4/XX/19

                                           03/XX/2019: The borrower called in to request the 1098 tax form. The form was sent to the borrower via email.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2010.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           The bankruptcy was discharged on 12/XX/2010 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4982180130 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2892109189 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Borrower called with questions on how to set up an account to make payments online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5022896317 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4189759161 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in about a duplicate payment that was received in March
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1753142955 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  The borrower made a payment of $400.00. The agent sent the confirmation to the borrower via email. Also noted the property is vacant.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
                                           ADDITIONAL INFORMATION: NA
1343315308 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  On 06/XX/2019, the borrower called to make a payment and reported that the hardship is that the co-borrower is unemployed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9885689945 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower submitted a message through the message center to inquire if Mr. Cooper takes credit card payments due to having issues accessing the payment through their Bill Pay. The servicer responded and advised the borrower that they do not accept them, however the borrower is free to pay them through the system using a checking, savings or money market account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9327004395 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
5611571611 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to set up a payment for 4/XX/19.  They discussed account information and
                                           knowyouroptions.com.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3703981182 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  Authorized third party called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
2832044859 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
3231305388 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The customer called because they set up a speed payment but did not receive a confirmation email.
                                           Resent email confirmation as we had the email wrong in the system.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8174885971 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  Last contact with the borrower they stated wanted to know how many payments left on the loan.
                                           Borrower was advised and that the maturity date is 01/XX/2038. Borrower advised was out of work but is back to work now and should be within the grace period next month. Borrower declined to make payment now and stated is waiting to pay with credit card. Customer was advised do not accept credit cards. Borrower stated just needed maturity date and call was dropped.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1491193173 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 10/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2016.  The borrower called in to confirm their insurance company's information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
1086197582 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
2500646155 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower requested an assumption.  The borrower's assumption request was submitted.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3152970343 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower called in regards to new servicer, the agent advised the loan will transfer, however no information available as to where at that time. The account was current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3197475043 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2017.  Based on commentary provided on 06/XX/2017 servicer spoke with borrower who advised property was owner occupied and reason for default was due to business failure at the time.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3799222123 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in to put borrower request to put payment  to principal.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3914498249 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
4383841703 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  05/XX/2019 outbound call advised borrower total amount due borrower scheduled payment $838.12 by
                                           05/XX/2019

                                           The borrower called in to make a payment and requested to have a new analysis ran due to the taxes being lower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2018.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 07/XX/2018.  A prior bankruptcy was filed on 06/XX/2017 and dismissed on 06/XX/2017.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
                                           A claim was filed for sinkhole damage that occurred on 08/XX/2016.  The claim was closed on 02/XX/2018 with all funds released and a 100% inspection noted on 02/XX/2018.
5291978880 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called about refinance information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7301034326 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  On 12/XX/2018 Borrower called inquiring about December payment. Borrower was advised October payment was a NSF. Borrower was also advised of payment change starting 12/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: 05/XX/2016 Commentary states Hazard claim closed. Funds were released for claim.
3163906695 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower promised to pay $727.54 by 03/XX/2019 via mail.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1657711555 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  On 6/XX/2019, an authorized third party called in for divorce documents and authorization to speak on the loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4701298555 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      03/XX/2019.  The authorized third party called in to the new servicer for account information. The party was indication covered by  advised to allow time for the account to boarded, and where to send in a copy of the power of attorney.
                    insurance              EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  The borrower reported roof damage on 09/XX/2017 due to Hurricane XXX.  Damage was noted to the shingles and the padding underneath and will need to repair.  The status of repairs was not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
9738260782 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2017.  borrower called to make payment inquiry
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5497968372 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in reference to an insurance claim.  The borrower discussed their deductible and was provided with know your options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA disaster area on 8/XX/2018 due to the XXX
                                           Wildfires. No damage was reported.
                                           An insurance check for $5211.69 for an unknown claim on 2/XX/2019 was received on 3/XX/2019. The claim was classified as non-monitored on 3/XX/2019.
4003439606 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  Talk to borrower regarding TAD and final mod docs borrower states already made payment and will send mod docs by 2/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8776658693 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  An authorized third party spoke to the servicer about cap and extend mod.  They will be taking care of borrower finances for now.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1558763832 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower discussed the escrow analysis and shortage on the loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3797822145 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
3187269375 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower had questions regarding her tax & insurance. She was not sure if she wanted to cancel escrows on the account or not. The borrower made a promise to pay $1571.17 by 04/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2526841796 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to over over loan transfer information and make a payment.  The servicer advised them of knowyouroptions.com.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6287170853 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  The borrower called regarding new insurance information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2423387066 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  The borrower was contacted to collect on the past due amount owed. The borrower advised thought the payment was current.. The borrower was advised loan is 1 month behind and was advised to apply for a
                                           Modification. The borrower agreed to the Modification and advised would send the packet in around 5/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2785250759 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Borrower called to see if August payment was scheduled.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 04/XX/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9426669013 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to updated phone number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9533469493 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  inbound call from unauthorized user to process payment due.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9862992382 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  inbound call from borrower to request speedpay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5698541801 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in about hamp modification. Explained the incentive to the borrower that is
                                           5,000.00 principal reduction call suddenly disconnected.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4284858060 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Borrower called and asked about billing statement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3703454718 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  07/XX/2017.  The borrower made a payment of $836.43 and advised sending in the final modification documents.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower stating the credit reporting and the late fees were to be removed once the loan was modified. This has been resolved on 6/XX/2018.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6142045567 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5574148151 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Called and spoke to borrower who scheduled a payment for $304.51.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5022091076 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Escrow account inquiry
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9654840139 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2016.  The borrower received a collection call and was advised of total amount due before proceeding to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4328644375 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower scheduled several payments. Contact information was updated and the billing statement was reviewed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4266328616 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower called to set up next payments for Feb, March & April for $1299.70
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2153806509 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2016.  Borrower  called in to request to receive payment coupons and set up payment but refused to pay the fee due to having requested payment coupons and never receiving them.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2717815630 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Borrower made a payment of $950.75.over the phone and asked for the status of the modification.
                                           Borrower confirmed they sent back the paperwork.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1880236319 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  An authorized party called in to cancel the 02/XX/28/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5912767796 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower received a welcome call and general account information was discussed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7354984626 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  04/XX/2019 inbound call borrower scheduled payment $1510.00

                                           The customer made a payment of $1458.80 and was counselled on the know your options site.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7893132194 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  Borrower called - BORROWER RECEIVED DEMAND LETTER SENT $ 1437.65  07/XX/18. ADV
                                           NOTICES/XX/29/XX/12/XX/8/19? no information evident.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
8395217755 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2017.  The borrower called in to talk about escrows.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5267302082 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  Called borrower to find out if needed disaster assistance.  Borrower stated not impacted by fires in XXX.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Subject property located in Disaster area for Fire dated 10/XX/2017, no damage noted.
5319399068 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to make a payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9229938354 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called regarding tax/XX/24/XX/30/2015.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1557458632 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to request copy of mod agreement from prior servicer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A disaster was noted on 31/XX/19. No damages were noted nor claim filed.
2259548716 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   04/XX/2019.  Borrower called in to make a payment.  Borrower is deceased and Executor/XX/05/XX/13/XX/06/2018.
                    and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                    [1] Written Dispute -  BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    Servicer responded     LITIGATION: There is no evidence of litigation on the file.
                    within 60 days and no  TITLE ISSUES: There is no evidence of title issues.
                    further communication  PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current
                    from mortgagor         occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8939737122 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2017.  The customer stated they needed a letter stating that the loan was current. The customer was informed that a letter would be mailed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4562426011 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4468083495 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower stated business failure. Discussed assistance to borrower. Told borrower what documents are needed. Borrower request disaster  assistance. Spoke to borrower and states still dealing with disaster affects. Borrower has leaky roof.  Borrower is making repairs.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Note on 10/XX/17 Property is in disaster area.  Note on 03/XX/18 borrower stated has leaky roof. Borrower making repairs.
3909903381 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  On 09/XX/2018, the borrower called to verify account status.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2013.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2016 and there is no evidence of reaffirmation.  The proof of claim was filed 07/XX/2013.  A motion for relief was filed 11/XX/2013.  Chapter 13 closed due to agree order default. Based on notes dated 03/XX/2019 new bankruptcy filing no further information available.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5349572606 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2017.  Spoke to borrower- RFD- illness of borrower-Advised TAD, borrower stated payment set up with previous rep. Wants to change the date. Had medical procedure and need the money to pay for it. changed SPAY date from 12/XX/17 to 12/XX/17 and changed amount from 2478.82 to 2555.97 (added 77.10 late fee). Advised if medical expense is larger than expected we have other options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1206151858 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 10/XX/2017-The borrower reported no property damage from FEMA declared disaster
                                           Hurricane XXX which occurred on 09/XX/2017.
8015536184 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2016.  The servicer advised the borrower of the total amount due, grace period, due date, company's website, expectations, consequences and the next steps. The servicer reset the borrower's password and scheduled payments over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
2244665118 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The borrower called to discuss the escrow changes.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8322077114 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   12/XX/2018.  Borrower called and complained about payment it is updated since she paid shortage because she
                    and documented         received statement showing old amount advised shortage posted today and statement was generated prior to this she understood.  Borrower is deceased and Executor/XX/13/XX/10/XX/03/2013.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2124360638 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  Borrower had questions about the terms of the loan and agent assisted.  NOTE:  The lack of current contact is due to the loan performing as agreed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3495008187 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower promised to make a payment in the amount  of $663.50 by 04/XX/2019 via mail.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7965740476 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to make a payment.  The servicer advised them of knowyouroptions.com.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to Hurricane XXX on 9/XX/17 (DR-XXX).
                                           There is no damage to the property indicated.
9312983291 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Based on commentary provided on 03/XX/2019 borrower called in to get information on how to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9062976068 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Authorized third party wanted statements mailed to the address and to know if her authorization for the power of attorney would change. Servicer advised that the call would need to be transferred to the new servicer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5677299106 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to make a payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2011.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           The bankruptcy was discharged on 06/XX/2011 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4176988900 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in and made a payment in amount of $1017.34 and was provided with the confirmation number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comment dated 09/XX/2017 reflects that the property is located in a disaster area due to Hurricane XXX. No damage reported.
9148791663 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower requested a statement update.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2718137193 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  The borrower called in and was advised about the whole loan; was advised BK was discharged and would have been affirmed while active. Advised the next amount due of 1351.10.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2016.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2016 and there is evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2253767560 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2015.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 07/XX/2015 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A claim was filed for damage that occurred on 05/XX/2017.  Claim funds in the amount of $1890.46 were received.  Funds were released and the claim was closed on 07/XX/2018 due to the claim being less than $2500.
5267231297 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7966716422 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  Borrower has been delinquent on loan in last 12 mths per notes due to medical bills, loan is current per notes dated 12/XX/18.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1163998167 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in payment for $779.50 for 5/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5921587943 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to request recast of HAMP. On 04/XX/2019 the borrower called to discuss document.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9185401130 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Per commentary dated for 05/XX/2019, Welcome call complete. Customer promise to pay $506.03 by
                                           05/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9764435191 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower verified demographics .  KYOCC was provided to the Borrower.  The confirmed English as the primary language.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
5326133062 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called for payment information as they wanted to make payment online by end month.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 09/XX/2017 Property is located in a disaster area.
6731099349 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  All demographics were verified.  Payment scheduled for 4/XX/2019
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2979882330 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  On 01/XX/2018 Borrower called to inquire loan number to log onto the website. Borrower was advised of past due account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7724934228 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in to see if servicer could extend his loan but have a lower payment and requested their tax insurance policy.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6898190486 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in and inquired what the principal balance was on 01/XX/2019. The borrower was advised due to recent transfer the servicer did not have that information at the time and to call back in a week.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4780670966 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower called to have password reset for account online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9053123536 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6910796451 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  Borrower called in to make a payment for January.  Advised borrower of self -service option.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2016.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2017 and there is no evidence of reaffirmation.  Bankruptcy case number
                                           XX-XXXXXX
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5155290597 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   04/XX/2019.  The borrower called in requesting to get online password reset to schedule a payment.  Borrower
                    and documented         is deceased and Executor/XX/06/2010.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9464029085 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
9679708043 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  06/XX/2019 inbound call borrower inquiring if ACH has been set up, updated borrower email address

                                           The borrower called in to request a password reset for the online website.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9037786796 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   04/XX/2018.  A third party called to inquire about the status of the account.  The third party was advised of
                    and documented         total amount due and stated borrower is deceased. The third party stated will bring the loan current and wants to assume the mortgage.  Borrower is deceased and Executor/XX/18/2011.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2416835615 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6056884022 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  03262019: customer requested a transaction history.  Servicer sent copy to email address.
                                           Customer scheduled payment iao $2037.46
                                           10/XX/2018- Borrower spoke with agent discussed account status and Loan Modification trial repayment plan status.  8/XX/2018 Borrower agreed to pay $5000 down and monthly payments $2820.37 through November.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2011.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is not available in the information provided.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5142398728 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3818500029 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  An authorized 3rd party called regarding a PMI cancellation letter.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3786561379 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to make payment and to cancel auto pay
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2013.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2013 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5791246772 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  On 03/XX/2019, the borrower wanted to know if payment posted and if billing statement was being sent out.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1928983089 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to confirm payment received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2014.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  Comments show the borrower filed bankruptcy chapter 7 which has since been discharged and released.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3381070163 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Customer called to get the amount of the PMI. Borrower was advised it was $43.33 per month.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8168710734 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2017.  Authorized third party called to verify the status of the foreclosure. The servicer advised the loan was current and not currently in foreclosure.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2068135030 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The authorized party called in saying that a payment was authorized as of 02/28.  They request a change of payment day to today,
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6835942556 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  3rd party called to make a payment at the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2162777528 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Called borrower to collect payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4378905204 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to make a payment and reset a password.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8284811346 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8753388223 1        [1] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Active insurance claim PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    and funds held by      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    servicer with          06/XX/2019.  Borrower verified property and mailing address and stated home repairs will begin the first week indication of related  of July.
                    contractor bid         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    sufficient to cover    REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    repairs                FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  A claim was filed for wind damage that occurred on 04/XX/2018.  Claim funds in the amount of $10,495.35 were received on
                                           12/XX/2018.  The claim is pending the contractor documents and was re-classified as enhanced endorse and release on 03/XX/2019. The funds were endorsed and released on 04/XX/2019. On 06/XX/2019, the borrower advised repairs will begin the first week of July.  The damage repair amount is estimated at $10,495.35.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5260211215 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower processed payments for 2/XX/2019 and was transferred to loss draft to discuss insurance claim check.  Borrower stated will need to call back tomorrow because didn't have check in hand.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The borrower called on 04/XX/2019 to report a claim for hail damages caused on
                                           06/XX/2018. The claim was classified as monitored. A check in the amount of $5,548.93 was received on
                                           05/XX/2019. The claim was reclassified as non-monitored on 05/XX/2019. The funds were released at that time and the claim was closed on 05/XX/2019.
7672750983 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Inbound: Borrower confirmed payment received and due date. The borrower was provided with billing statement web access and post petition.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is excessive obligations.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 12.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is active.  The proof of claim was filed 08/XX/2014.  A previous chapter 13 BK was filed 04/XX/14 and terminated on 07/XX/14.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8383115570 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  On 01/XX/2019, borrower called to check on the status of the modification and confirmed owner occupancy.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017; no evidence of damages.
3689386722 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2093461870 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to inquire about the homeowners insurance.  The representative advised that there was a lender-placed policy in place and that the borrower needed to find new insurance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2015.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 10/XX/2016.  The proof of claim was filed 03/XX/2016.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4902935694 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  The borrower called to schedule a payment of $906.59 for 6/XX/2019.  Borrower is deceased and
                    and documented         Executor/XX/6/XX/26/2018.
7842065982 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  Borrower called in for the interest paid in 2017. I advised how to locate the 1098 and that Line
                                           1 is the interest, which is 15946.63 . Neither the property, nor income were affected with the wildfires.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXX Wildfires and mudslides noted on 10/XX/2017.  No damage was reported.
5744055928 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  The borrower was advised of total amount due and asked why loan was due for $140.31, the borrower was advised of payment change due to step rate mod.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1935614752 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Authorized third party borrower husband called in states it shows account is due for 4/XX/2019 payment yet and wanted to know what is going on. Authorized third party also states PTPT $825.86 online on
                                           4/XX/2019. 04/XX/2019 Authorized third party borrower husband called to talk to someone about a refinance, lender transferred the caller to a mortgage professional; 05/XX/2019 Authorized third party borrower husband called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2014.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2017 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3749144910 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  A Welcome Call was completed, the borrower was provided with online payment, escrow disclosure, website solicitation was provided.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7350165599 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2017.  Advised borrower of payment due and 15 day grace period. Borrower stated will make payment by internet.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2687597555 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in to confirm the payment for March had been received. The borrower was advised of  the payment received on 03/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2280698795 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in to process payment in the amount of $2627.05, waived fee as courtesy, advised in future fee of $19 will be in place, advised of free self service options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7751328502 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  11/XX/2018.  The borrower called in to see if modification documents were received. The agent confirmed that
                    from mortgagor         they were and the modification was executed and loan is current. The borrower also inquired if payment that was scheduled for the 28th was cancelled and the agent advised that they show it was moved to November 9th as requested and no payment was scheduled for the 28th.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower is disputing date of first delinquency through
                                           Equifax. The servicer reviewed the account and updated all applicable fields to show loan status as current as of today's date 12/XX/2018 and suppressed 12/XX/2014 per completed chapter 13 bankruptcy protocol.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2010.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The proof of claim was filed 07/XX/2010.  Transfer of claim was filed 11/XX/2013
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1419056644 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
6818822858 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is not available in the information provided.  On review for retouch, appears borrower had a previous bankruptcy.
                                           Chapter and status not noted.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5584749630 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called and wanted help setting up the ACH form so they could make payments for free.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8158748277 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to to report new claim.  Water damage with date of loss as 1/XX/2019.
                                           Borrower needs to know how to get check endorsed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Borrower had a claim for water damage from 1/XX/2019 in the amount of 4927.52.  They received check from insurance that needed endorsed and returned.  Repairs appear to be complete.
2836822793 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Per commentary dated for 05/XX/2019, borrower called in to make payment in amount of $1527.39.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5620454815 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The borrower advised that the reason for default was due to illness of principal borrower and advised that they will make a double payment next month. Scheduled $1,080.91 for 11/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5690390696 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in to request the Year end statement/XX/11/XX/01/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9851453294 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2017.  Last spoke to borrower when they Borr 1 called in to discuss the loan and stated had excessive obligations causing issues and promised to make payment by mail. Borrower stated they did not trust them due to lawsuit and declined to discuss the loan further
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1432759228 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  The borrower stated that she made her payment online and did not get a confirmation number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3708525599 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1279181389 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to make a payment for 6/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is active.  The proof of claim was filed 10/XX/2017.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3754556326 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower advised that they will make a payment before the grace period is up.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5066009937 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  Borrower advised that the loan is not being transferred.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8496464701 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  04/XX/2019 inbound call borrower wanted to verify bill pay information, borrower scheduled payment $513.25 by 04/XX/2019

                                           Borrower states business failure, asked about last payment for the trial.  Borrower stated will be making it on 69/XX/16.  Borrower stated tenants are interested in purchasing property, but owe more than what it is worth.  Borrower wants to look into a short sale.  No short sale approved.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
7946390500 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  The borrower called about refinance. The representative advised we only service the loan and the borrower has to get in contact with a bank of their choice to get ex-spouse removed on the loan.
                                           04/XX/2019 - borrower's ex-spouse called for payment information - no authorization on file - cannot give information
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6691149523 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Called borrower, advised of payment due.  Th borrower stated that he would be making a payment online, but decided to take advance of the call and scheduled the payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 10/XX/2017 The borrower was financially affected by FEMA declared disaster Hurricane
                                           XXX which occurred on 09/XX/2017. No damages were reported.
1356958018 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  The borrower called to check status of account.  Borrower inquired about payment change.
                                           Borrower was advised there was a change with escrow. The PMI payment went down.  Borrower was also advised the unpaid paid principal balance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4957876951 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to discuss the status of the mortgage and to make a payment. Borrower states that she has until the 10th to make the payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4023101425 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to promise payment the next day.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
6095899125 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   02/XX/2019.  Authorized 3rd party called in attempting to make payment over the phone with credit card, agent
                    and documented         advised that credit cards are not accepted and borrower then advised agent that she would put check in the mail same day  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2781271649 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Third party spouse called to set up 2 payments for June and July in the amts of $1292.08 scheduled for 6/XX/19 and 7/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4083000013 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower contacted welcome call completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7402179883 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Authorized third party called and advised the reason for default was Excessive obligations and promised to pay $810.24 by 3/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8852395276 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  Comments show outbound collection call regarding loan status and payment. Servicer setup installment agreement with borrower and went over terms.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3527755156 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  Comments from 11/XX/17 indicates borrower called because they received a tax bill showing due.
                                           Servicer advised not paid yet. Transferred to escrow for review.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1302150609 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in to see if payment was corrected from 5/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 06/XX/2013 and there is no evidence of reaffirmation.  The case number
                                           XX-XXXXXX
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6442186307 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  The borrower advised the RFD is due to being laid off but he is now back to work. The borrower inquired about completing a modification to avoid foreclosure and set up all 3 Trial payments for $522.57 each month.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2513696628 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  On 04/XX/2019 the borrower called inquiring about the status of their insurance claim check.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A claim was filed for unspecified damages on 03/XX/2019. The clam was classified as non-monitored. A check for $3,343.80 was received on 04/XX/2019. The check was endorsed and released to the borrower on 04/XX/2019.
7952089378 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    requested within the   PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in and wanted a copy of the closing documents.  The servicer stated the documents were not readily available and borrower would need to  send in a request to document research to have it pulled and sent.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Payoff requested 05/XX/2019.
7098520488 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Talked to authorized third party about increase in payment due to escrow changes for shortage and lender paid insurance.  Servicer offered to spread shortage over 24 months to allow borrower time to get own insurance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2851507931 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Last spoke to borrower when they were called to collect payment on the loan and borrower stated
                                           they would make payment by bill pay
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5773023598 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2017.  Borrower called to schedule payment; associate review borrowers' financials and informed they may be an available repayment plan if unable to safisy the amount due and borrower paid the total amount due.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1288599085 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called regarding a letter they received and was advised of account status.  On
                                           04/XX/2019 borrower called to discuss the escrow shortage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2019.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is active.
                                           There was also a prior Chapter 7 filed which was discharged.  Details unavailable.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6394275149 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Borrower made payment online for $1352.73.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4726667507 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  Borrower confirmed payment was set up
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2612099205 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower promised to make a payment in the amount of $1,704.93 by 03/XX/2019 via the Web. The borrower also requested a verification of mortgage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2011.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 10/XX/2016 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5155487238 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  Borrower called in to request payoff to be mailed and states unable to make payment online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2010.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2010 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7249856634 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower was contacted and the welcome call was completed, know your options and the insurance and escrows was discussed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9307110552 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  8/XX/18 Inbound Borrower wasn't able to make online payment. Advised she was in active foreclosure, Borrower advised she sent in a payment iao $6609.76 to reinstate.  Advised the payment is not showing.  Payment was returned due to checks was not made out to Seterus.  Discussed and Borrower will make another payment to reinstate.  7/XX/18  Outbound, Borrower intends to retain, will reinstate.  Has tenants in the home now; PTP $6609.76 7/XX/18.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
1051912200 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  The agent advised an authorized 3rd party that the borrower was denied for a modification due to already having 3 prior modifications.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2017.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 11/XX/2017.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4412847572 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2016.  9/XX/16 Outbound, discussed suspense balance, Borrower promised to send in a check for $1527.48 before 9/XX/16.  There has been no Borrower contact since this date.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9713012292 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  05/XX/2019 inbound call borrower wanted to go over the increase in interest rate over the next
                                           few years, discuss how to set up online banking, borrower scheduled payment $2340.42        by June 13, 2019

                                           Borrower called to make a payment on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 05/XX/2009 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6265023700 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to make a payment in the amount of $2010.27 by 04/XX/2019 via IVR. She also discussed her billing statement because it said that she made her February payment to Seterus. The agent advised her to contact the research department.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5777812534 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is active.  Bankruptcy filing date is unknown, but occurred in 2017.
                                           Previous bk- chapter 13, XX-XXXXX, filed 03/XX/09, discharged 06/XX/14.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8246511307 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 01/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The agent went over the servicing transfer details with the borrower. The borrower stated the loan was paid for March on February 28th. The representative advised the prior servicer is in the process of sending the funds over. The borrower made a promised to pay $352.22 by 4/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2110509144 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in and made a promise to pay $1473.10 via web by 03/XX/2019. The agent completed the welcome call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8324891527 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  The borower attempted rto pay 01/XX/2018 over the phone and the call unexpectedly dropped.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9253743302 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The borrower called in and made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2016.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 04/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 09/XX/2016.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4792306629 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7081108587 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  Borrower called and stated that payment will be made online & needs assistance with getting on the website
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1870642293 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called in to discuss the escrow shortage of $1789.31
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1284090834 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called and scheduled 3 payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1681858300 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  2/XX/2019-  Borrower spoke with agent discussed account status and statement received amount owed.  Agent advised the borrower of grace period and statements generated on the 9th of the month.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2012.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2017 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9043569441 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower promised to make a payment in the amount of $668.70 by 03/XX/2019 via the web.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was impacted by hurricane XXX as noted on 08/XX/2017. No damage was reflected.
3405508203 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower verified their information and stated they had excessive obligations.  They then made a payment of $1,079.68 over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8591044752 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Commentary states borrower called in to make a payment on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7229135002 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to make a payment of the escrow shortage on the account. The borrower was advised that a new escrow analysis for correct payment would need to be run The new monthly payment is
                                           $839.25. The borrower also expressed interest in a new home purchase within the next 6 month. The representative scheduled a callback for the borrower on 04/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7522508263 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   02/XX/2019.  Authorized third party son of deceased borrower called in to make payment in the amount of $
                    and documented         593.54.  Borrower is deceased and Executor/XX/03/2016.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2407535956 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called in regards to servicer transfer and associate advised the loan would be transferred as of 03/XX/2019. Borrower inquired about the outstanding fees and call was trasnferred to supevisor. Supervisor advised borrower they are not able to waive corporate advances and they would remain unless reimbursement was received from prior servicer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3341867795 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower scheduled a payment in amount of $1297.45 for 03/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1087740937 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower verified their information and stated they had a few deaths in the family.  They promised to make their payment by 06/XX/2018. On 06/XX/2019 the borrower called to verify payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3834037510 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called to schedule payments on 4/XX/14/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6759477482 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  Reason for default was excessive obligations. The customer called to change the payment to
                                           7/XX/2018. The customer stated they would be able to make the next payment by August 14th. The customer scheduled the payment for 8/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6957616314 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   02/XX/2019.  02/XX/19 Spoke to borrower, borrower wants to remove a name from loan, Agent advised not able to
                    and documented         add or remove name, borrower stated other borrower passed away. Agent advised borrower to send in death certificate via fax.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8701683998 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in regarding the loan transfer. Agent provided status of account and borrower updated phone number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2747666772 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Verbal Dispute -   02/XX/2019.  The borrower called to request a new escrow analysis due to the tax change.
                    Servicer responded and EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2016.  The dispute type is Verbal and the reason
                    appears issue is       is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is
                    closed                 closed.  Comments indicated there was a fee dispute, however; there was no evidence to indicate the issue was still outstanding as of the end of the review period.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7156953704 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  The borrower called to make a payment and was advised of returned payment due to invalid account number, the borrower provided new account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8251117675 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower stated they are going through a weather hardship and normally make their payment online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6752556448 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower said they no longer live in the home, ex spouse does and they are suppose to make payments even though they are not  on the loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
2826691169 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  Inbound call from borrower to inquire if payment can be moved. The loan servicer advised 2 days is needed prior to payment to make any changes.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to Hurricane XXX on 9/XX/17 (DR-XXX).
                                           There is no damage to the property indicated.
7373251240 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called to make payment and was advised loan has not fully boarded and can't make payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5199932709 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower authorized a payment in the amount of $1237.93.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3229249537 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  Notes indicate that borrower called to advise they were approved via Hardest Hit Funds and wanted to verify the servicer know that. The agent advised the servicer was aware of that.The borrower also advised the Hardest Hit is paying a double payment to cover November and December.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8941512238 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  Borrower called in regarding the escrow statement, borrower was advised  of new payment of
                                           $1285.39 & PMI went down
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8215767966 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2017.  On 01/XX/2017, the borrower called to verify status of the account
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is active.  The proof of claim was filed 12/XX/2014.  A motion for relief was filed 09/XX/2014.
                                           Multiple filing Chapter 13 case#XX-XXXXX filed 03/XX/2011, dismissed 07/XX/2013. Chapter 13 XX-XXXXXX. On
                                           03/XX/2019 new bankruptcy filing
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
3923392686 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called to provide updated bank account information.
                                           05/XX/2019 - Borrower called to make payment in the amount of $3628.30
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4865537635 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to have funds moved to be applied to late fees instead of being applied to
                                           4/XX/2019 payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5664258856 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   05/XX/2018.  Associate reviewed the reamortization of their ayment base on receiving money towards principal.
                    and documented         Comment dated 03/XX/2017 borrower called about the HAMP incentive paperwork and did not know how to fill out due to spouse passing.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5339413863 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to make payment rep advised to call back Monday due to loan transfer is still in process.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4490138845 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9347549506 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called for Loss Draft information. Borrower called to get process and procedures of sending check to department. Agent provided information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2012.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 12/XX/2012.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2412079172 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in payment for $1,335.50 for today.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4034054461 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 09/XX/2018.  Borrower called to double check if payment made online iao $820.00 on 08/XX/18 has processed.
                                           Servicer advised payment was received and is pending processing; advised next payment is due 10/XX/18
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Servicer advised of total amount due of $1445.68.  Borrower stated sent $760 on 7/XX/28.  Servicer confirmed receipt of payment on 8/28
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1070011947 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      09/XX/2018.  The borrower called to talk about insurance claim and the agent advised of the future payment indication covered by  dates.
                    insurance              EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  The borrower reported roof damage on 09/XX/2016 due to the storm.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area noted on 09/XX/2016.
                                           An additional claim was filed for damage that occurred on 06/XX/2018.  Claim funds in the amount of $476.27 were endorse and released to the borrower on 10/XX/2018 and the claim was closed on 10/XX/2018. Unable to contact borrower from 04/XX/2019 through 06/XX/2019..
3517851928 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
2257235565 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  The borrower called to request a copy of their last two billing statements.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8196266600 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2016.  The borrower called to make a payment and requested assistance with website.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6922397564 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  Authorized third party (spouse) called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2861515323 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Talk to borrower regarding welcome call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8416048527 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2017.  Borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9613149171 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The customer called to see if their insurance has been paid. Advised it was on 3/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3885593629 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in to schedule a payment for 6/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3573204208 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Talked to customer went over general account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6412839745 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  A unauthorized third party called to make a payment but she declined when i did not provide information on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3092779567 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The customer called to make a payment. They were informed a payment could not be made until message code 86 was removed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2011.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2016 and there is no evidence of reaffirmation.  Chapter
                                           13 filed 9/XX/2011 case XXXXXXXX discharged 10/XX/2016 and terminated 12/XX/2016.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2789435452 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in to make a payment in the amount of $1324.51.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1255995022 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower promised to make a payment in the amount of $1029.01 by 05/XX/2019 via web.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3193502525 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The representative went over the transfer details with the borrower. The borrower will call back once available.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
4971965256 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 06/XX/2019.  06/XX/2019 inbound call borrower inquiring about billing statement, borrower scheduled payment
                                           611.04 by 07/XX/2019

                                           The customer called to make a payment. They were informed their loan was still on boarding. The customer inquired about a late fee. They requested the late fee be waived  as a customer courtesy.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2019.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Late fee occurred due to service transfer. Fee was waived as a courtesy.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5057099087 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Borrower called about receiving a letter regarding PMI and wanted to know if this had anything to do with the homeowner's insurance. Agent explained the difference. Borrower also stated will mail the payment on 12/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8342214064 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower received a welcome call and was provided general account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3889011755 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Last spoke to borrower when they called inbound to inquire about the difference in the UPB for the loan and agent was doing research to explain and no further contact was noted. Welcome call was made  On
                                           06/XX/2019 borrower called to go over billing statement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3448449900 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Customer called in about the account activity and extra funds that were made. Customer stated we are stealing money and not applying funds. Tried to help  and get more information. Borrower was very frustrated. Advised I can get the correspondence  number but the call unexpectedly dropped.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5841474792 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower wanted to ensure account was current. Promised to pay $982.29 by 07/XX/2019 via Bill
                                           Pay. Scheduled: 07/XX/2019
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1801445495 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in payment for $1,373.33 for today borrower also states paid escrow shortage in full but still receiving a bill.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8782532762 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to advise the RFD is due to an illness of her daughter and made a payment for
                                           $1,649.80.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Hurricane comments noted on 12/XX/2017, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.
3519481831 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir
                    property; identified   exists to dispose of property; identified and documented.  The date of death is unknown.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2405529135 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  Called borr regarding payment.  Borr stated payment was already sched.  This was confirmed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6398993289 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in and scheduled a payment in the amount of 668.24 for 6/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 10/XX/2017.  No damage was reported.
5456394537 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower made a payment by phone because website was down.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9350903759 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower wanted to know how much her payment was,  advised her it was $1705.26 and  she was notified from previous servicer that it would start in April.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6827760038 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  On 10/XX/2017 Borrower was called in reference to payment due. Borrower stated reason for default awaiting workers comp check. Borrower stated will settle case in November. Borrower stated will make a payment online on 10/XX/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1408833006 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in to stop a payment and reschedule for 5/XX/2019
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1149044165 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  On 06/XX/2019 Borrower called to schedule a payment. The billing statement was also discussed with the Borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3370076719 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5892671347 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  06/XX/19: borrower scheduled payment iao $1134.75; requested ACH form be mailed
                                           03/XX/2019: The borrower called in for western union payment information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7716891630 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  The borrower called to discuss the insurance information. The borrower was advised of the total amount due, verified that income is received from the tenant and employment. The call was disconnected.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area due to Hurricane XXX noted on
                                           9/XX/2017.  No property damages were reported.
1331785828 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  On 06/XX/2019 Borrower called to make a payment and the billing statement was discussed. Borrower was provided with know your options for available assistance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1238240969 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The borrower verified their information and confirmed their most recent payment had been received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9594476955 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Customer called in about website access.  Advised the customer of the correct loan number and the party hung up.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area 10/XX/2018, however, no damages were reported within the review period.
3598811542 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower called to make the next three months and stated gets paid at the end of the month.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.  A claim was filed for hurricane damage.  Claim funds in the amount of $6980.82 were released to the borrower on 02/XX/2018 and the claim was closed due to being under $20000.
6021851457 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Last spoke to borrower when they called inbound to discuss the loan and to find assistance with the online payment account
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1083957732 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    requested within the   PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Talk to borrower regarding payment states daughter in law pays and was to pay 4/XX/4/XX/2019 payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3679551556 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 06/XX/2019.  Borrower called in to refinance.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2018.  The dispute type is Verbal and the reason is Loss Mit Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  loss mitigation dispute resolved
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is
                                           BK unfinished.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2360617078 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called on 03/XX/2019 to request a copy of their modification agreement. The servicer advised the loan was still going through the boarding process from the service transfer and to call back in two weeks.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 10/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX. The borrower called on 06/XX/2018 to report a claim stating their house caught fire during the hurricane. A check for $34,000 was received and deposited on 07/XX/2018. An inspection was received on 12/XX/2018 showing all repairs were completed. The final draw of funds was released on
                                           12/XX/2018, and the claim was closed on 12/XX/2018.
4630320861 3        [3] Damaged Interior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damage remains         PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    unresolved and no      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was indication covered by  05/XX/2019.  Customer stated reason for default was excessive obligations. They stated they have frozen pipes
                    insurance              in the bedroom of the house and insurance is not covering all the repairs.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  The borrower called on 05/XX/2019 advising of damages in the bedroom due to frozen pipes. The borrower stated the insurance carrier was covering a portion of the damages; however, no information was provided regarding an open claim.
                                           There was no reference to the status of the repairs.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3560699427 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called because insurance has not been paid.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9157116963 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  06/XX/2019 inbound call advised borrower total amount due, updated borrower phone numbers, borrower scheduled payment $1303.45 by 06/XX/2019

                                           Outbound call was placed to collect on total amount due, agent was able to secure payment iao $1387.98
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
6953633323 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2017.  The borrower was called on 5/XX/17 and explained that a personal illness caused the curtailment of income.  Both borrowers are back to work and waiting for their disability check to come in to make the payment.  A $1934.91 payment was scheduled.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2011.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2015 and there is no evidence of reaffirmation.  The proof of claim was filed 09/XX/2015.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8582488913 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6808840497 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is active.
                                           The proof of claim was filed 02/XX/2013.  Transfer of claim was filed 9/XX/2014. The new servicer sent out a bankruptcy welcome letter sent out to the borrower on 3/XX/2019.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
4734208351 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7050792197 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The agent spoke with the borrower regarding his repayment plan  and confirmed that the plan had transferred from the previous servicer. The agent advised that if he wants to bring the loan current then he needs to pay $263.94. The borrower stated that he will continue with the repayment plan since he just started working again
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6859756433 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  On 05/XX/2018 Borrower called in to set up automatic drafts for remaining payments of repayment plan. Borrower was advised regular loan payment will start again in September.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8317905382 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2992576220 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  Comments show contact with borrower regarding loan status and payments. Borrower inquired about arm rate and last interest rate and start date.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7663600802 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  On 5/XX/2019, the borrower called in to inquire about removal off mortgage insurance and was advised of the HPA guidelines.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5236918813 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  Borrower requested to know when the auto pay will begin.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is release from stay granted.  A motion for relief was filed 11/XX/2017.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1169196539 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  Borrower had questions regarding the escrow account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4342826813 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Damaged Exterior - 06/XX/2019.  Borrower called to make a payment.  Scheduled payment for 6/XX/2019 in amount of 1928.33.
                    Active insurance claim EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    and funds held by      REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    servicer with          FORECLOSURE: No evidence of current foreclosure activity.
                    indication of related  BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    contractor bid         LITIGATION: There is no evidence of litigation on the file.
                    sufficient to cover    TITLE ISSUES: There is no evidence of title issues.
                    repairs                PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The comments on 06/XX/2017 referenced the claim process was initiated for hail damages caused on 05/XX/2017.
                                           The claim was classified as partially monitored. A total of $14,262.77 was received and deposited into restricted escrow. On 05/XX/2018 all funds were released to the borrower/XX/10/XX/02/2018 stating all funds were released. There was no reference to an inspection being completed.  The damage repair amount is estimated at $14,262.77.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7030406587 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower called regarding a bill of $101.48 and was advised it was an escrow shortage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1368421585 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The customer called and and made a payment. The customer also made correction on their account also with setting up payment one month in advance. Sent biweekly application via email.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2918894440 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2017.  Borrower called to see if the payment was set up on the account for the 5th.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7457795571 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2017.  Borrower called in to see if final modification documents needed to be notarized before sending back in. Agent advised yes and borrower stated will send them in via Fedex.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2012.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2013 and there is no evidence of reaffirmation.  The commentary did not provide the case number.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4047633881 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   02/XX/2019.  Borrower called in regard to the numbers on the 1098,  Advised of the information about the loan
                    and documented         and the original date of the loan.  Borrower is deceased and Executor/XX/20/2010.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4808032553 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  The borrower called to inform of a change of insurance company. The servicer state a new escrow analysis would be completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2015.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was noted on 06/XX/2017 when a foreclosure was placed on hold; however, the commentary does not reflect the bankruptcy case disposition.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8182046810 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The Borrower verified demographics and scheduled a payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8546863904 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  The borrower called about escrow question.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3892304957 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower verified their information and scheduled their next three payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2016 and there is no evidence of reaffirmation.
                                           The proof of claim was filed 07/XX/2011.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3864073157 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called and we completed the welcome call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5808931850 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  The borrower called in to discuss the escrow analysis.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2010.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2010 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7334441144 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower scheduled payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2398647700 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  Borrower called to discuss escrow shortage
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8217425373 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Spoke to borrower. Welcome call provided. Made the payment for the acct online not really wanting to but had to. Discussed acct for the first time caller but very upset about the acct access and getting info to others.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5678031066 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Inbound: The borrower stated three payments were made and a receipt hasn't been received for payments. The borrower was advised of the monthly statement reflecting the last payment. The borrower was further advised of the April billing statement. No other statement were found on the account although the account is paid in advance,,,should still receive monthly billing statements. An email was sent to letters management team to verify what's going on or why the borrower is not receiving monthly billing statements. The borrower scheduled a payment for 06/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX. The borrower called on 09/XX/2017 advising of structural damages regarding the roof, as well as water damages due to the hurricane. The borrower called back on 03/XX/218 to report a claim was filed for the damages. The servicer advised if the claim is under $20,000 then the funds would be endorsed and released. The claim check for $9,409.01 was received on 05/XX/2018. Due to the amount of the claim and the loan was current, the funds were released to the borrower on 05/XX/2018 and the claim was closed.
1709307757 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  04/XX/2019 inbound call advised borrower total amount due, borrower inquiring about taxes and insurance

                                           The customer stated they received a notice that they have a check that has not been cashed. However the customer stated they did receive the check and they did cash it. The customer was informed to disregard the notice.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
7196010894 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called the servicer because payment mailed had not cleared bank yet.  They were advised that it is pending.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6817098895 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  9/XX/2018-  Borrower spoke with agent discussed account status  and total amount due $909.39.
                                           Borrower stated waiting for financial package and working on obtaining a property survey.  Default noted as illness cancer treatments verified demographics and no commitment to pay.  (Borrower has 33 acres and plans to release some of the land).  6/XX/2016-  Borrower and agent discussed account status and Loss Mitigation repayment options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2550081599 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to state has not received the welcome packet.  The account was reviewed and the borrower will set up the online account and make a payment that day.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A claim was filed for water damage that occurred on 09/XX/2017.  Claim funds in the amount of $10000 were endorse and released to the borrower on 11/XX/2017 and the claim was closed on
                                           11/XX/2017 due to the claim about meeting the guideline limit.
7020775848 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower contact in regards to making payment by phone.
                                           06/XX/2019 = Borrower called to make payment in the amount of $1816.52
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2068022738 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower completed welcome call and payment was scheduled
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6166156636 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to schedule two payments in the amount of $806.62 on 5/XX/14/XX/21/2015 and there is no evidence of reaffirmation.  No original bankruptcy details provided in the collection comments.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1872802401 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4012867976 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  Borrower called to schedule payment and inquire about trials payments for the modification. The servicer processed  the 5/1 payment in the amount of $1766.52
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5750091692 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Borrower called to ask if payment can be made with debit card and explained mother would be making the payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7839712342 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called in regarding account and payment increase. Agent advised that it is due to most recent escrow analysis.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6346067153 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Comments show borrower calling regarding escrow analysis the prior servicer sent. The servicer went over process with payment escrow shortage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2058747193 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  The borrower said they had sent in final trial documents.  Advised the sale date was removed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3094846187 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2016.  Comments show contact with borrower regarding loan status and payment. Servicer went over total amount due and options to make payment. Borrower questioned legal fees on loan, servicer advised when they reinstatement loan and took out of foreclosure there were still out standing legal fees that hadn't been billed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9973759701 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Borrower called in returning call states mailed payment for $561.60 on 12/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7437994524 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to make a payment with debit card rep advised we do not accept debit card payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7985081796 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called to make a on line payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3961226140 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 01/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in to get payment information PTP $1,793.62 on 4/XX/2019 through IVR.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3971561723 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower has made promise to pay. The demographics have been verified
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2236969678 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
7754920334 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Borrower called to see if HAMP incentive has been offered to them.  Told borrower needs to sign documents and they will spread out the 5000.00.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7828805971 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called for information about the late fee balance and scheduled a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8429127487 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 06/XX/2019.  Welcome call  Updated contact information and website.  Advised of online payment options.
                                           Scheduled payment for 04/XX/2019.
                                           06/XX/2019 - Borroer called with a promise to pay
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Payment dispute resolved.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: Disaster first mentioned 9/XX/17.  No damage noted.
5161634096 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  The borrower called on 3/XX/18 to ask that the principal payment made on 3/XX/18 be applied to the April installment.  The payment was reversed and suspended until the April payment is received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4484390557 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2017.  The borrower called regarding reamortization and was advised of a recalculating and was provided with the information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1278669398 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX, noted
                                           on 8/XX/2017.
2157466084 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2017.  The borrower called in to confirm payment had processed for the month and was advised that it had
                    and documented         been. The borrower was advised that automatic payments would begin next month on the 15th of each month.
                                           Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5032806902 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
2684750196 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called on 03/XX/2019 stating they made a payment for March. The servicer confirmed the loan was due for 04/XX/11/XX/06/XX/17/2018 showing 98% of repairs were completed. The claim was closed at that time.
7476644016 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called about fee on the statement. 03/XX/2019 borrower called regarding payment amount, transfer, late fees, why the payment increase and borrower scheduled a payment for 04/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1382056896 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9866875384 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  The borrower stated that her husband made a payment and wanted the payment broken down.  The borrower indicated there were home damages but damages have been repaired.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9036965480 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  inbound call from borrower to inquire on refinancing, loan servicer advised borrower to reach out quicken loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6584586253 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  ON 06/XX/2019 the borrower called to schedule a promise to pay. On 06/XX/2019 the borrower called to schedule a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2434355413 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  inbound call from borrower to inquire about refinancing and if borrower can send in extra payment for principal balance
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3486993515 1        [1]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Active          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    insurance claim and    05/XX/2019.  Comments indicated borrower returned our call because the call dropped in the midst of the agent funds held by servicer speaking.  Agent advised we wanted to notify her that her insurance policy has expired and we forced place
                    with indication of     insurance on her property.  Customer stated she had to take her old insurance company to court.  She states related contractor bid she won her case but has not received payment so she can repair the roof.  She also stated no other insurance
                    sufficient to cover    company will insurance the house until the repairs are made.  Borrower set up a payment for 1597.79 on
                    repairs                12/XX/18. Borrower called on 05/XX/2019 to inquire if their documents were received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower reported major damage on 09/XX/2017 due to Hurricane XXX.  The borrower noted on 12/XX/2018 won a settlement with the insurance company and noted roof damage.  Claim funds in the amount of $2143.51 were received on 09/XX/2018 and were endorse and released to the borrower.  Settlement documents were received on
                                           01/XX/2019 with a check in the amount of $19000.  The claim was reviewed due to clarification needed to release the funds.  The review was closed on 03/XX/2019 and the claim is pending the release of funds.
                                           Remaining funds were released to the borrower on 04/XX/2019. The claim is classified as enhanced endorse and release and pending the final inspection.  The damage repair amount is estimated at $21,143.51.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
9099082528 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  Borrower called in to request tax forms for 2013 and 2014 with amount of interest paid.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7673741773 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Borrower contact in regards to making  promise to pay arrangements.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3490568853 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower was contacted to discuss the total amount due.and payment history. The borrower requested the payment history, made a payment for $1,573.34, and declined a financial review for assistance options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4586414726 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Was advised that attorney David Doyaga Jr is no longer with the firm and it is unknown if they are representing the customer .
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6196222280 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  Borrower advised that payment was made but the lender advised the rate had also adjusted.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5030460906 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Last spoke to borrower when they called inbound to the new servicer to discuss the loan and website functions
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           Per comments borrower reaffirmed the debt and brought loan current but could not find other details of the BK
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2988724223 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2017.  The borrower called to ask if there was a payment set up and was advised of total amount due.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9875994112 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 02/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      05/XX/2019.  On 05/XX/2019 Borrower called stated forgot to make a payment. Borrower made 2 monthly payments.
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           On 11/XX/2017 the borrower advised there was minor damages to their roof caused by Hurricane XXX. The borrower stated on 12/XX/2017 they were going to pay out of pocket for the repairs. There was no evidence of any repairs being completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX. 05/XX/2019 Commentary states Forbearance plan removed due to no response from Borrower.
2603772099 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Borr called was informed MI could not be cancelled since he did a mod in 2017 and it changed the terms of the MI
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2059520852 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called wanting to know if the private mortgage insurance was removed. Advised the customer the private mortgage insurance was removed on 05/XX/19 and new payment is $1957.51 effective June
                                           2019. The customer understood and asked how much home appraised for.  Advised the customer it appraised for
                                           $390, 000. The customer asked for a copy of the appraisal to be sent to him by mail and e-mail.  Copy sent.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5649106957 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2017.  Spoke to borrower and they stated that their child is the one that makes the payment and they don't know how makes it or the amount. They only that their child is in charge of the payment every month and the bills.  Borrower also stated that they will be calling their child to let them know to call back today.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3739368445 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9119418371 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  Borrower called in and advised that is trying to get a refinance on another property they own and are being asked for a copy of modification agreement that is with Seterus. Agent will have sent. Borrower also declined to have automatic payments setup on account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6482578844 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2016.  The borrower confirmed they had already mailed their payment in the amount of $764.01.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1824166613 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2017.  Borrower called and stated there was no real hardship, just had to take care of some other things. Declined offer to set up future payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3287027158 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  The borrower called to verify receipt of payment and was advised payment was not found and how to set up ACH payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1497562046 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  05/XX/19: customer called in to ask why $75.07 was applied to their mortgage.  Servicer advised there was a negative escrow balance that servicer covered.

                                           03/XX/19:The borrower authorized a payment in the amount of $2250.25.  The borrower verified all account information and servicer completed the welcome call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3519944546 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 06/XX/2019.  Last comments that shows borrower called inbound to discuss the loan and [payment was made bringing the loan current.  Welcome call to borrower completed. Discussed status of account and update phone number. Borrower also wanted information on refinance, call was transferred to the Sales department.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2019.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower called disputing the fees on the account. The servicer advised they possibly came from the modification. The borrower advised on 04/XX/2019 they could supply proof the fees were paid. There was no evidence of the borrower sending in proof or further disputing the fees.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5366956018 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6193135230 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Comments show borrower called requesting online assistance. Servicer helped borrower with login process.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2811475389 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in to update the claim amount on the check.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A claim was filed for hail damage that occurred on 11/XX/2018.  Claim funds in the amount of $4133.31 were endorse and released to the borrower on 05/XX/2019 due to the claim being classified as non-monitored.
6401852114 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3716442064 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called because borrower wanted to get the checking account unlocked to make a payment.
                                           Rep provided the total amount due and borrower also accepted paperless billing.  Borrower scheduled a payment for 04/XX/2019
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6965347986 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to make a payment on the account. The welcome call was also completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1607409555 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in PTP $812.53 on 6/XX/2019 by mail.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5600168654 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called to make a total amount due Speedpay payment of $985.21 for 02/XX/2019. Advised borrower of servicing transfer in March. Processed Speedpay of $985.21 for 02/XX/2019 via Conformation Number
                                           17985664, with a $10 fee.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6397259629 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6597808804 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Commentary states borrower called in to change a payment draft date to a week later. Borrower was advised of the total amount due and the advised of the process of the automatic draft once account is current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5709301744 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2016.  BORROWER CALLING TO SEE WHY FUNDS ARE STILL IN BANK FOR OCT INSTALLMENT, ADVISED  PAYMENT MADE
                                           10/XX/26, BORROWER STATED THAT MONEY IS IN THE BANK AND REQUESTED TO REMAKE PAYMENT. OFFERED TO SCHEDULE NOV
                                           AND DEC INSTALLMENT AS WELL, BORROWER ACCEPTED, SET UP PAYMENTS ACCORDING TO PAYDATES. RFD: BORROWER MADE A
                                           SPLIT PAY ON 09/XX/07 $1000 AND BOTH OF THE SPLIT PAYS WENT TO L/XX/MAR OF 2017 WHEN  RECEIVES TAXES. ADVISED
                                           L/XX/18 AND EXPIRES 11/XX/21 AND CAN DISREGARD NOI THAT WAS SENT.
                                           **PROCESSED SPAY1: $2600 DATE: 11/XX/2016 CONF#: 13536465 FEE: $0 NO FEE STATE**
                                           **PROCESSED SPAY2: $2600 DATE: 11/XX/2016CONF#: 13536469 FEE: $0 NO FEE STATE **
                                           **PROCESSED SPAY3: $2600 DATE: 12/XX/2016CONF#: 13536472 FEE: $0 NO FEE STATE**
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1649991869 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Borrower called in regarding the payment that was not processed.  Advised borrower looks like the account number only had 9 numbers instead of 10 and that is why it was returned.  Advised borrower can submit a letter to correspondence to see if they can correct the credit report since payment was not returned NSF.
                                           Offered to set up December payment and borrower declined.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 08/XX/2017.  A claim was filed for hurricane damage.  Claim funds in the amount of $ 8170.76 were endorse and released to the borrower on 07/XX/2018.  The claim was closed on 07/XX/2018 per XXX guidelines.
6815877715 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to request an application for refinancing.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5928822398 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called to get information regarding payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3550101042 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  The borrower called to get modification and account status.  They were advised that the modification should get mod documents within 3 months.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9310588599 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  Borrower advised they mailed payment in already.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8641489655 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  On 10/XX/2018 Borrower called in with a fee inquiry and was told it was an inspection fee.
                                           Borrower asked about the deferred amount and didn't know they could decline the modification Borrower accepted a promise to pay $786.62 via Bill Pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  No information is provided in commentary, however a periodic statement was issued on 2/XX/2019.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1297915546 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in to make payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5097886390 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  The last contact with the borrower was on 05/XX/2018 to request a payoff.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6321730359 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      03/XX/2019.  Borrower promise to pay $1,770.48 drafting on 03/XX/2019.
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower reported damage on 09/XX/2017 due to Hurricane XXX.  Damage was noted to the patio and roof and the shed was heavily damaged.  The borrower  noted on 11/XX/2017 the insurance company did not pay for the damages.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
8177834178 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  THE BORROWER CALLED TO APPLY FOR ASSISTANCE.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5578561810 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2014.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2014 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3637992334 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      01/XX/2019.  Commentary indicates borrower called to find out why the payment increased.  Agent advised it is indication covered by  due to insurance.  Borrower set up a payment for $1596.76 for 1/XX/19.  Borrower also advised home was damaged
                    insurance              but is livable.  A claim has been filed and plans to repair.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower reported flooding and broken windows on 10/XX/2018 due to the hurricane.  The borrower stated
                                           filed a claim and plans to repair.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is
                                           UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX noted on
                                           09/XX/2018.
2414023933 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in to schedule a payment for $1760.40. Borrower questioned new monthly payment and was advised it was due to taxes and insurance. Borrower stated will call back to discuss.  On 05/XX/2019 the borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2743732275 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called wants to split payment  $900 today and $730.71 in 2 weeks by 09302017 RFD curtailment of income. Comment dated 05/XX/2019  borrower scheduled a payment with the effective date of
                                           05/XX/2019. Welcome call was completed with borrower on 04/XX/2019. Associate submitted task to have funds in the amount of $800.00 in suspense post to payment and request was denied on 04/XX/2019 as funds have already been applied.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9081473354 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Per commentary dated for 05/XX/2019, borrower called in to make payment, servicer advised account is no longer on a repayment plan, call was transferred to the resolution department to discuss workout options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3492513410 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2016.  Borrower wants to receive information that payments have been received.  Advised will be sending out pay history.  Borrower called back about pay history advised it was sent out.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2199151505 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 09/XX/2018.  Borrower called to check payment status and requested payment history.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower reviewed payment history, consequences. expectations and next steps. Borrower stated no further questions.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9034037117 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  On 05/XX/2019, the borrower called to make a payment.  The borrower declined to discuss loss mitigation options
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3690208983 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2017.  Processed Speedpay1: $1697.9 DATE: 3/XX/2017 CONF#:14238523 FEE: $10; Speedpay 2: $2034.03 DATE:
                                           4/XX/2017 CONF# 14238527 FEE: $10; Speedpay 3: $2034.03 DATE: 5/XX/2017 CONF# 14238531 FEE: $10.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8433711840 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in and stated that they do not think that the grace period is correct. Third party authorization received for borrower's wife.  Customer made a promise to pay $1325.79 by 6/XX/19 via web and scheduled for 6/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9507892779 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  Comments show contact with borrower regarding loan status and payment. The servicer went over statement breakdown and total amount due including fees with borrrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7194011612 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2659122477 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2017.  On 12/XX/2017 Borrower accepted a promise to pay $1835.52 online. On 6/XX/2017 Borrower confirmed receiving the modification documents and promised to send them back the next day.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9406944758 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called and inquired about fees on the account, the borrower was advised of property inspection fees. On 04/XX/2019 the borrower called to make payment. On 04/XX/2019 the borrower called to verify next payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9655515578 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower was contacted and  scheduled a payment of $893.62 for 6/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4179043690 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      02/XX/2019.  The borrower called in and inquired about the servicing transfer.
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                    [3] MI Not Being Paid  BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    As Required            LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is flood.  The borrower advised on 09/XX/2017 the property was subjected to water damages caused by the hurricane. The notes on
                                           03/XX/2018 indicated the claim was denied by the insurance company due to the property only had insurance covering wind, and the damages were a result of flooding. The borrower stated on 09/XX/2018 they were unable to obtain new insurance due to the unresolved flood damages.  There was no evidence of complete repairs.
                                           Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by a hurricane as noted on
                                           09/XX/2017.
7306939985 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in request 1098 form be emailed to borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1188904134 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  On 06/XX/2019 Borrower called and scheduled a payment for 06/XX/2019. Borrower was provided with know your options for available assistance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4510336493 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in requesting escrow analysis to be rerun because changed homeowner insurance company.. The servicer stated they will make the correction and will send out a new billing statement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 09/XX/2017 Property is located in a disaster area due to hurricane.
3309915099 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to make a payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is filed/XX/09/XX/23/2016.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4676396032 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  On 3/XX/2019 spoke to the borrower who asked about how to make a payment. Advised of the loan number and mailing address.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
1504666792 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The customer called to confirm that the payment was received and posted
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA disaster area on 9/XX/2017 due to Hurricane XXX. No damage reported.
6580175611 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8332957365 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The agent provided the total amount due on account of $250. The borrower stated that they sent in their part of the payment and their union is supposed to send in the difference like usual. Borrower will contact union to see what is going on with this payment. Borrower setup a speedpay in the amount of $250 with agent.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2784131744 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower stated they have not received requested 1098 form and wanted to review the information. The agent assisted the borrower and advised that it had been sent out on 01/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2729293378 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
4147354022 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  On 06/XX/2019 Borrower called to make a payment and inquire about Insurance on account due to transfer. Borrower was advised to contact Insurance company to confirm listed as Mortgagee on account.
                                           Borrower was provided with Insurance company telephone number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2017.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is active.  The proof of claim was filed 07/XX/2018.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3391192790 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  08/XX/2016 - The authorized 3rd party called to inform they are getting funds together to bring loan current.
                                           \08/XX/2016 - Spoke with the authorized 3rd party and informed status of the loan.
                                           0816/XX/17/XX/25/XX/01/XX/02/XX/29/XX/26/XX/05/XX/02/XX/12/XX/03/2018 -  The borrower called to discuss the state of the loan and how to bring the loan current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1324987068 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower scheduled a payment for 3/XX/19 and reviewed the account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3297846127 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1279580213 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      04/XX/2019.  Borrower called to schedule payment. The welcome call was completed. All calls appear to be indication covered by  inbound.
                    insurance              EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 03/XX/2014 and there is no evidence of reaffirmation.  Case was terminated on
                                           04/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           Property was cited on 03/XX/2018 as being damaged due to disaster with plans to repair. There was no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXX Wildfires noted on
                                           03/XX/2018.
1864541331 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to request autopay form and to schedule a payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8617779401 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower called in with a question regarding the vesting for the property deed and was advised to contact their City/County.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9598493248 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  On 7/XX/2018 spoke to the borrower who asked if payment was received. Advised the borrower the payment was received, posted and now showing due for 9/XX/2018. Borrower declined to set up for future payment. Advised the borrower the of loan modification starting on 7/XX/2018 and will monitored for 12 months.
                                           Advised the borrower of self service option with benefits and collection efforts.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2466275897 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2016.  The borrower called to discuss the escrow account. The borrower was advised of the escrow shortage and provided options of how to pay it.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8902616915 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Last spoke to borrower when they called inbound to discuss the MI on the account and the recent value and % and the borrower was declined to have MI removed from account
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area noted on 12/XX/2016.  No damage was reported.
7269522889 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in payment for $1,820.52 for today and states will set up autopay next month.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1525065598 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2019.  Borrower called in payment for $1,817.75 for today.  Borrower is deceased and Executor/Heir
                    and documented         exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7921769173 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  06/XX/2019 - Borrower called regarding missing payment - put it correction request for payment that was posted incorrectly.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7085011443 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower verified demographics and made promise to pay scheduled payment for 4/XX/2019
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2692435770 3        [3] Damaged Interior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damage remains         PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    unresolved and no      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was indication covered by  05/XX/2019.  Inbound: The borrower called to schedule a payment
                    insurance              EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2012.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2012 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  On 03/XX/2019 the customer advised of water damage and that an appraiser went to their property on 2/XX/2019. The borrower called on 03/XX/2019 inquiring about getting a claim check endorsed. There was no evidence of any claim documentation being received or any repairs being completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3154765858 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in to cancel a payment that was scheduled for 06/XX/19 and schedule it for
                                           06/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to Hurricane XXX on 9/XX/18.  There is no damage to the property indicated.
2220971252 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called in to get information on how to print tax forms.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2494753426 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The customer submitted payment for February and March, along with exploring repayment options and was provided with HUD's contact information.On 6/XX/2019, borrower called in to verify that payment was not processed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9703961120 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2017.  The agent processed a payment for 12/XX/17 for the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4585152143 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
                                           ADDITIONAL INFORMATION: NA
2745909984 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Last contact with borrower and spoke to 3rd party spouse was on 6/XX/2019 when they called inbound to make a payment on the loan and update email address.  Called in to make speed pay for January payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8817857087 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  Borrower called in regarding status of July payment. Agent advised had returned check. Borrower subsequently requested a payment history. Agent advised it has been ordered and will arrive shortly.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2214231152 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  The borrower called in to make February payment but was disputing have to pay the $10 agent service fee. Provided dispute fax number. Advised on $5 processing fee at SETERUS.COM .Will pay online on
                                           2/XX/16/2018
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2059248252 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called to confirm payment was received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7855665837 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in requesting information on payment amount and ACH. Agent advised that ACH was transferred over.
                                           06/XX/2019 - Borrower called to verify auto pay amount.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5712503614 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
6349407567 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  The borrower called into make a payment processed payment provided confirmation number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8566151793 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2016.  The last contact with the borrower was on 10/XX/2016. The call was disconnected unexpectedly.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2887111022 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [2] Loan is in         05/XX/2019.  Inbound: Representative went over account info with customer. The borrower was advised of next
                    Bankruptcy             due date of 5/XX/20/XX/21/2016.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4278898636 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower is in the hospital and authorized daughter on the account. The representative advised good for 90 days. The borrower stated will send in a payment for June via mail. The representative sent out ach form. The borrower thought had two liens, the representative advised no, and was advised of the payment options. The borrower stated not interested in new purchase.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7746706423 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  Outbound collection call to borrower regarding the total amount due. Borrower advised they would make payment on 06/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5943284815 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2016.  12/XX/2016-Bwr called in to advised that she scheduled a $800 pmt on 12/XX/2016
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5549033220 1        [1] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Active insurance claim PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    and funds held by      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    servicer with          10/XX/2018.  Comments show contact was made with borrower regarding their loan status and setup speed pay over indication of related  the phone with the servicer for $511.87.
                    contractor bid         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    sufficient to cover    REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    repairs                FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2011.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2017 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  A claim was filed for windstorm/XX/26/2019 states funds in escrow in the amount of $1595.35 with no documents. A copy of the check is needed from the prior servicer to advance the claim.  The details of the damage and status of repairs were not provided  The damage repair amount is estimated at $1,595.35.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3589478035 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Comments show contact with borrower regarding loan status and payments. The borrower called to make a payment and decline future payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3116948142 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6148145255 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in regarding an escrow review and hazard insurance change.  The borrower was advised that when they cancel the policy after finding a new policy the refund will be issued to them and the funds can be put back in escrowto reduce the shortage amount.  The borrower scheduled 2 future payments,
                                           7/XX/2019 and 8/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9959779708 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to inquire about late fees and to dispute.  The borrower was advised the balance came over from the prior servicer.  The Welcome Call was completed and the borrower was advised of payment options.  Borrower information was verified and updated.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7159371224 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in to make payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4740442609 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2017.  Comments show borrower called asking if PMI had been removed. The servicer advised records show it was moved earlier that day.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3835746947 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5117753880 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2016.  The borrower requested to received paperless documents.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3096934838 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  On 06/XX/2019 Borrower called to inquire payment information and the billing statement was discussed. Borrower was provided with know your options for available assistance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2017.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is active.  Comments show the borrower filed bankruptcy and they are still active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3478046016 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to make a payment and stated reason for default as illness of borrower. On
                                           04/XX/2019 the borrower hung up.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1255550666 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to see if he needs to send refund check from insurance advised he needs to send refund back to Mr Cooper.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5200158122 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2016.  10/XX/16 Inbound, Speedpay payment taken.  Discussed Loss Mit.  Scheduled trial payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6679066966 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower is changing insurance companies.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4063334644 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  The estate of the borrower called to make sure the payment decreased since escrow decreased also
                    and documented         wanted to set up bi weekly payments. Borrower set up payment for $494.00 via bill pay scheduled 6/XX/2019.
                                           Borrower is deceased and Executor/XX/23/2015.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9312118186 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Oubound call for late payment.  Borrower says she will mail it in like she always does and include the late fee.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6436638303 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to make a payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8001469300 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7154414140 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  The borrower called in to change debit card on ACH account and then stated will do it online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2009.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2009 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6076434843 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  8/XX/2018-outbound call to borrower regarding payment. Borrower stated would make payment by the grace period.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1022176268 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2017.  Borrower contact in regards to tax form inquiry.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2013.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2013 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8961434245 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in and made a payment arrangement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8411069276 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to process a payment in the amount $846.29.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A disaster was noted on 9/XX/17.  No damages were noted.
6297161107 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in regarding property inspection rep advised we didn't send out a property inspector. Borrower PTP $434.64 on 6/XX/2019 by mail.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1290765057 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Authorized third party called to discuss the new payment amount and was advised of increase of taxes and insurance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2091925740 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5642614533 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in regarding transfer to new servicer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8411414475 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to make payment on account.
                                           06/XX/2019 - borrower called to make payment in the amount of $888.39
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4925555113 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Talked to customer about a modification.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3345121698 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to inquire about to get access to the web. Rep advised borrower the option for sign in to mrcooper.com to make payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7945433395 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Inbound call to make payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4155899667 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is payment disputes.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2019.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is performing under plan.
                                           The proof of claim was filed 04/XX/2018.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4633165684 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2751935261 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 06/XX/2019.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2017.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower stated was told there was a 15 day grace period and paid within that time.  Borrower was advised per note has 10 day grace period.  Advised the $150.00 can be waived but still responsible for payments made within grace period.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8064261997 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2017.  The borrower called because interest rate is increasing and wanted to see about lowering interest rate,Advised about refinance and modification. Explained mod and modification process.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4031428731 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  Borrower authorized third party on 06/XX/2019. Third party wanted to know the payment amount that
                    and documented         is needed as their statement is showing one amount and associate informed $361.69 as of 07/XX/2019.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1092210934 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called on 3/XX/19 to verify the payment was received.  The Welcome Call was completed.
                                           06/XX/2019 - borrower called for general account information and a promise to pay July and August payments of
                                           $1486.02
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7027535535 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  Borrower said will pay when can and has no financial hardship. Borrower declined modification offer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3249519555 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower requested to have late fee waived.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3428580006 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    requested within the   PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2016.  Borrower called to make the July payment over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4163184080 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  The borrower verified their information and discussed their insurance company's information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9303599583 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Called for general account review and updated contact information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2015.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 05/XX/2016.  A motion for relief was filed 10/XX/2015.  Chapter 7
                                           #XX-XXXXX file 10/XX/2011 discharged 2/XX/2012
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9006117641 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      05/XX/2019.  5/XX/2019-  Borrower called in to make a payment in the amount of $818.91 indication covered by  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2019.  The dispute type is Written and the
                    insurance              reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower submitted a written dispute regarding additional
                    [1] Written Dispute -  charges and property inspections.  A  response was sent on 3/XX/2019 stating the fees are valid and will
                    Servicer responded     remain.
                    within 60 days and no  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the further communication  reason for default with the information provided.
                    from mortgagor         FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower advised on 09/XX/2017 that there is water damage on the wall and storage was flooded out. The borrower noted on 03/XX/2018 was needing to focus on home repairs.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
7098460118 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 10/XX/2018.  Borrower stated reason for delinquency is due to business failure, borrower is self employed.
                                           Borrower called in about Notice of intent that was sent out.  This was sent in error due to misapplications and reversals.  Borrower states pays at end of month that is when borrower received funds.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower wanted late fees and fees removed.  Borrower inquired about modification.  Borrower stated
                                           gets paid at end of month.  Borrower had modification completed in 2015.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3906440450 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      05/XX/2019.  The borrower called in and schedule a payment in the amount of  $24333.40 for 5/XX/2019.
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower reported property damage on 09/XX/2017 due to Hurricane XXX.  The borrower reported a leaking roof.  The borrower noted on 12/XX/2017 is waiting for an insurance claim check.  The borrower noted on
                                           03/XX/2018 paid out over $5000 to repair the roof.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  The damage repair amount is estimated at $5,000.00.
                                           Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
8666856844 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  The borrower called to make a payment.  Account on the website needed to be unblocked.  Payment
                    and documented         was taken via phone.  Borrower is deceased and Executor/XX/12/XX/16/2011 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3066877689 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower was contacted stating excessive obligations.  The borrower made a promise to pay by
                                           06/XX/2019 online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1155745276 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower called in regarding the escrow and was advised the payment would decrease in March.
                                           The borrower asked about the late fees and was advised can still send in extra funds to cut down the fees.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and
                                           noted on 09/XX/2017.   No damage was reported.
                                           A prior claim was filed due to fire damage that occurred on 06/XX/2017.  The claim was closed on 10/XX/2017 with all funds released and a 100% inspection.
4864513326 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in to make a payment and completed the welcome call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.  No disaster damage was noted.
                                           A claim was filed for lightning damage that occurred on 08/XX/2018.  Claim funds in the amount of $8549.76 were endorse and released to the borrower on 02/XX/2019 and the claim was closed on 02/XX/2019 due to the claim being under $10000.
2662409364 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Customer called to make payment but did not want to pay the processing fee.  Servicer advised of website payment option for free and sent link for customer to register
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8668277559 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower was calling for assistance with the website and wants to receive 1098 tax form and billing statement. Successfully sent verification link to update email address. Borrower was unable to send in payment without statement. Advised borrower statement is not necessary to mail payment. Borrower had courtesy waiver of  Western Union fee in past and is aware of fees. Borrower advised will pay via website. Advised of option to download 1098 tax form and billing statement via website. Processed payment arrangement, promise to pay $1239.90 on 2/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6356004827 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  Borrower contacted to inquire if final modification documents have been received.  Borrower confirmed and stated would mail payment along with documents.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2060992284 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower made a payment for $1,534.36.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8805690524 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  03/XX/2019.  Comments show borrower called to make payment.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Comments show borrower filed first credit dispute
                                           12/XX/2016 which the servicer completed response through e-oscar and resolved issue. Dispute related to modification. Second credit dispute received 05/XX/2019; servicer shows resolved and had to do with servicing transfer.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1284271101 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  03/XX/2019.  The borrower called in to make a payment. The agent confirmed loan transfer and advised payment
                    from mortgagor         due for March and stated can pay on web for free.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower is disputing account status and balance through
                                           Experian and XXX. The servicer reviewed the account and responded to the dispute and updated applicable fields to show account status as current as of today 11/XX/2017 and show payment history through 10/2017.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1876475613 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 01/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to ask why payment increased, and agent advised it was due to escrow shortage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6972354680 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  On 03/XX/2018 Borrower called inquiring about a payment. Borrower wanted to know why funds were in suspense. Borrower was advise the funds were still being disbursed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6261363701 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1251612377 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Borrower spouse called in to verify amount setup for payment on 12/XX/2018. Agent advised that this payment on 12/29 will complete the repayment plan and bring account current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5643523116 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2419086882 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  The last contact with the borrower was on 09/XX/2018 to discuss escrow fees.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6517627955 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  The borrower called to verify that their funds have cleared for double payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4750165143 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    requested within the   PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    last 60 days           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3587252900 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower's financing situation was assess and options were explored ti avoid foreclosure. The borrower was also advised of the right to request a follow up meeting within 14 days.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1944699241 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Last spoke to borrower when they called inbound to discuss the loan  and stated reason for late pays were due to accident where borrower lost her leg and was now getting SSI The last contact was made on
                                           10/XX/2018, in which the borrower scheduled a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8426017605 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  On 04/XX/2019 Borrower called in reference to payment information and to have Third party authorized on account. Borrower was provided with know your options for available assistance and the billing statement was discussed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2019.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2503486185 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called to setup a payment for 2/XX/2019 and 2/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9601264716 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower stated she was not aware that she hadn't made the payment and proceeded to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2634286061 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1918505987 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5931562027 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in and made a payment in amount of $943.89 and was provided with the confirmation number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8270500298 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in to make a payment. The borrower was advised of the total amount due and a payment was processed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2014.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 07/XX/2014 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6100623888 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in stating locked out online account.  The servicer  was reset the password and schedule payment in the amount of $414.58 for 6/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2014.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           The bankruptcy was dismissed on 01/XX/2015.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
7679714232 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower promised to pay $1327.57 by 04/XX/2019 via the web and had general loan questions.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4044152933 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 04/XX/2019.  The borrower was disputing the increased payment.  The borrower was also concerned about the form for the pay for performance and wanted to confirm the form was on file.  The borrower was advised will track the account to make sure the form is on file.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Per commentary dated for 04/XX/2019, outbound call made to the customer, advise the Dodd Frank certificate was not reported by the prior servicer.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5329030981 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower stated their verification information was incorrect and stated their spouse would call back.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3346256007 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2017.  12/XX/17 Spoke to the borrower, borrower called and stated they are having problem seeing pay history online website.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4925831708 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  The borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
7501862633 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  On 3/XX/2019 spoke to the borrower about Welcome Call and general account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2010.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2010 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3368065781 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Called borrower to discuss the payment due on the loan. Borrower stated they are not suppose to receive calls at the work place. Rep removed work number for borrower. The borrower also confirmed they do not want the forbearance plan. However, agreed to set up one payment  today for Nov, but declined future payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7138198415 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower stated a disability payment was delayed and because of that, the mortgage payment will not be made until January.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7404699337 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   12/XX/2018.  The last contact with the borrower was on 12/XX/2018.  Borrower is deceased and
                    and documented         Executor/XX/04/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2772342474 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2017.  Comments show contact with borrower regarding loan status and payments. Borrower requested payment history for the past 6 months.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8209623596 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  02/XX/2019 Inbound call borrower scheduled a payment of $901.45.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7393167024 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called to verify the principal payment. The representative advised the borrower that the letters were sent on 2/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7326171254 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  The borrower was advised of the total amount due and stated the repayment plan payments would be made online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4392490759 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to verify that the account had been paid and was advised that the payment was received. The servicer reviewed the account information and updated the account accordingly.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
7013901663 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called regarding payment information and access to online account.
                                           04/XX/2019 - borrower called with a promise to pay
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4313718955 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2087382034 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8270133916 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5864066063 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  On 04/XX/2019 Borrower stated was transferred 3 times and refused to verify. Borrower stated at work and will send April 2019 payment soon.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1681391711 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  On 5/XX/19 borrower called to discuss the billing statement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
6689566769 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  the customer called in and stated that there was a duplicate payment, the customer was provided with the next due showing on the account
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5161308761 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: No evidence of recent contact with the borrower.
                    unresolved and no      EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2018.  The dispute type is Verbal and the reason indication covered by  is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is
                    insurance              closed.  The borrower called in disputing the credit reporting.  The borrower stated the loan is performing to the forbearance plan and is pending the modification.  The servicer advised that yes the borrower is
                    [1] Verbal Dispute -   performing on the trial program but is not performing to the original agreement and the reporting must be
                    Servicer responded and reported accurately.  The reporting suppression was no longer in effect as of 05/XX/2018.
                    appears issue is       REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    closed                 FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  Borrower stated 09/XX/2017 that hurricane caused roof damage and interior water damage. The fence was destroyed.
                                           Estimate of damages not stated. No evidence claim was filed or damages repaired.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
7936417904 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2017.  Last contact with the borrower they needed the 1098 interest paid. Confirmed amount and property owner occupied.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3234278706 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2019.  Borrower called to check the status of their claim check.  Borrower is deceased and Executor/Heir
                    and documented         exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4663395748 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  On 2/XX/2018, borrower called in to discuss total amount due. Amount decreased due to pmi being lowered.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5472679529 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6321795786 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  11/XX/2018 inbound call borrower inquired about loan modification
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7347580441 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   10/XX/2018.  Borrower called to find out whether spouse was removed from the loan.  Borrower is deceased and
                    and documented         Executor/XX/03/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1959679587 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  03/XX/19: Borrower called in to verify if payment was received.  Servicer confirmed it had been
                                           01/XX/19: Last contact withe borrower stated IVR amount does not match quoted amount to make payment. Borrower set up payment for 01/XX/2019 via speedpay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4419839694 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Per commentary date for 04/XX/2019, contact made with borrower to discuss payment arrangement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8392425278 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  05/XX/2019.  Borrower called to make payment; stated was not able to pay online.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower called to ask what insurance they have.  The servicer gave information to the borrower.  The borrower scheduled a payment for 6/XX/2019.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3669657280 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called concerned about payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3518826249 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called for an update of the repayment plan due to the loan is now current. The borrower stated wanted to update the amount of the payments set to draft for 3/XX/2019 back to regular installments. The agent advised of the service transfer.
                                           06/XX/2019 - borrower called to discuss needing to use equity in property to get monies for home repairs.
                                           Advised borrower of HELOC loan or refinance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9027554187 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  05/XX/2017 - The borrower called to discuss a HAMP letter that was received.
                                           06/XX/2017 - The borrower called to see how much the payment will change.
                                           11/XX/2016 - The borrower called t o discussed the escrow account.
                                           04/XX/2017 - The borrower was calling to the new amortization agreement.
                                           7/XX/2017 - The borrower had payment questions. 11/XX/2017 - The borrower called in about an alert about their account.
                                           10/XX/2018 - The borrower called to discuss the escrow refund.
                                           02/XX/2019 - The borrower called to discuss information on the new servicer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2527907907 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called in to get the amount due and promised to make a payment online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2402576891 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  Borrower called in to inquire about specific payment. Servicer advised payment was returned.
                                           Borrower made a replacement payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8371407449 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2016.  Comments show contact with borrower regarding loan status and payment. Borrower advised trying to sell home and unable to make payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7409994983 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [2] Payoff has been    03/XX/2019.  03/XX/19: customer called to add wife and get a payoff quote
                    requested within the   10/XX/18: Authorized 3rd party called in to make payment.
                    last 60 days           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8498625572 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3742673006 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Authorized Number 3 stated statement shows past due amount. Advised statement mailed prior to
                                           November posting. Next due 12/XX/18, Gave ACH,SETERUS.COM, Customer request letter showing breakdown of where payment was applied.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7540951832 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The welcome call was completed.  The borrower called regarding payment information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Hurricane comments noted on 3/XX/2017, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.
6517878729 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  The borrower called to get his online access reset.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9066034851 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in regarding repayment information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5699611260 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in regarding the 1098 year end statement and schedule a payment in the amount of $704.49 for 4/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5687132256 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  03/XX/2019.  The borrower called in regarding the welcome letter and hung up midway through the call.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2017.  The dispute type is Written and the reason is Payment Dispute.  The dispute is not resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower wrote in a dispute about payments and amount owed.
                                           A response was sent to the borrower on 03/XX/2017.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2012.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           The bankruptcy was discharged on 06/XX/2012 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1716420181 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  On 03/XX/2019 the Commentary only states Borrower called with no other information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9823596082 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower was contacted by the servicer in regards to their payment and the borrower stated
                                           that they would make a payment the following day.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5305997091 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Borrower called to request a PMI packet
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6915802065 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  On 3/XX/2019 spoke to the borrower and proved the loan number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9444435147 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called on 3/XX/2019 inquiring if the payment sent to the prior servicer was received. The representative said not yet and to give it more time. On 5/XX/19 the borrower called re payment made.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX. No damages were reported.
4633495795 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  The borrower called to ask why they were receiving calls at work and requested work number be removed from profile.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9552232538 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in about payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5758289400 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower stated gets paid once per month and will set up payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7472003181 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      02/XX/2019.  Inbound call inquiring about letter received, loan transferred.
                    indication covered by  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2018.  The dispute type is Written and the
                    insurance              reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower was disputing the reporting for the late
                    [1] Written Dispute -  payment information reported on 05/XX/2018 and 06/XX/2018.  A response was sent on 09/XX/2018 stating a
                    Servicer responded     correction request was sent to suppress the late payment reporting and to allow time for the changes to within 60 days and no  reflect on the credit reports.
                    further communication  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    from mortgagor         FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower reported damage on 09/XX/2017 due to Hurricane XXX.  Damage was noted to the roof and AC system.
                                           The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  A follow up loss draft letter was sent on 01/XX/2018.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
3888315663 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  Borrower called in response to callback request and decline to set up future payment or provided reason for default.

                                           Insufficient funds dated 1/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1956260575 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower contacted servicer to request billing statement
                                           06/XX/2019 - Borrower called to make payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9576369130 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to make a payment and advised loan was reaffirmed. Borrower located reaffirmation paperwork.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9517344968 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Servicer completed welcome call and gave payment options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8239505760 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2016.  Last contact with the borrower wanted to know if the HAMP form came in. Borrower was advised the
                                           HAMP Payment is due on the 1st. Offered to set up ACH payments and borrower declined.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3453010225 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Spoke to Borrower and scheduled a payment in the  amount of $2,133.69 for 03/XX/15.
                                           05/XX/2019 - borrower called for general account information
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5920270730 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to set up 3 payments, confirmations were given.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area, however, the customer confirmed
                                           07/XX/16 they were not affected by the natural disaster.
3251233515 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Comments show borrower called asking for help logging into their account. Servicer assisted and advised to call back if still having issues.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3454074734 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called to get tax and insurance address and fax number. Promised to pay $2096.11 via web by 3/XX/19
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6117236185 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  01/XX/2018 - Borrower called to reset online password and processed payment in the amount of
                                           $1068.16.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2860315840 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  04/XX/2019 inbound call inquired if payment was received

                                           Notes indicate the servicer contacted the borrower who advised they would be making a payment via Bill Pay the next day for $1316.30
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4850639053 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to say they had previously scheduled a payment for 6/XX/19 but asked if it could be changed and draft out on 6/XX/19.  The agent made the change.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1385290474 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower called to make a payment on the account. On 04/XX/2019 the borrower was called but could not talk.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8941944539 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  12/XX/2018 inbound call borrower inquiring about 1098 statement
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1605862872 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 05/XX/2019.  Borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Comments indicated there was a payment dispute, however; there was no evidence to indicate the issue was still outstanding as of the end of the review period.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4948697407 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
2753994224 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4530805942 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1276274932 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  E-mail reminder was sent to the borrower regarding the service transfer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2351590339 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower was contacted and they made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3877464185 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  Borrower was advised of total amount due. Borrower advised can pay soon and is at work and has to go now.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8392368270 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  06/XX/2019: borrower scheduled payment for $610.64
                                           03/XX/2019: Borrower called in for general account information and was worried about the payment amount. Agent assisted and borrower satisfied.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6906371906 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called in to get information on new servicer. Agent advised accordingly.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1677966714 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 02/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2017.  Borrower advised she made a payment online and asked why the payment increased. Lender advised increased due to the taxes.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8084064078 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2017.  Borrower called to get the 2014 tax form 1098.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4663253596 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in regarding setting up ACH. Also borrower made a payment with agent.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2066157348 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to confirm that we received proof of flood insurance
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A natural disaster was noted on 2/XX/18.  No damages were noted.
6790032207 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borr called with questions about the payment on her acct. a payment is being processed as of
                                           12/31 and it will be NSF.  Call records reflect this was set up per her request. She thought this was removed as she had already made the payment. An effort was made to cancel it with her bank and because it was pending on both ends it could not be stopped.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5812244977 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The borrower will make a payment online for $825.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1285205083 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  On 6/XX/2019, the borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
6843206337 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The customer confirmed modification documents were received and planned to review and return.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1174060199 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  03/XX/2019 Inbound Bankruptcy call
                                           No other BK info found in notes, other than at one point a BK script was read to borrower on inbound call
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7156978091 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The borrower was contacted regarding the payment.  The agent advised the borrower that the payment was received.  The account status was given to the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6029891080 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called about the increase in the payment.  Agent explained it was higher escrows.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1401080067 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  04/XX/19: customer called about overdue payment.  Servicer advised they paid the wrong payment amount in March.

                                           01/XX/2017: The borrower called about payment change and stated they already paid escrow shortage.  The servicer stated it was applied to principal and not escrow.  The servicer started an escrow research task.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9270521742 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2052525081 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called to make a payment. Servicer provided total amount due and advised of last payment received, next due date and applicable fees. Payment for $1200.00 processed using historical info.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6320906046 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    requested within the   PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in and spoke with an agent and reviewed their account information. The borrower also requested that the late fee be removed from the account and the agent processed the request.
                                           6/XX/2019 borrower scheduled a payment for 06/XX/2019 $1,192.58.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7643729248 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2017.  The servicer advised the borrower of the total amount due, grace period, due date, website information, expectations, consequences and the next steps.  The borrower made a payment over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8561300958 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2017.  The borrower advised RFD was due to being illness and inquired about escrow and notice of intent letter they had received. The agent advised of option and the borrower stated need to speak with spouse.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3179493145 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  The borrower called in and was concerned about the amount principal balance on the loan.  Advised the borrower that the amount of $29,686.21 is the amount deferred and not interest bearing. The remaining amount of $139,138.01 is interest bearing and not deferred due to the modification.  The borrower stated they disagreed and was advised to submit their concerns in writing.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4349336060 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 06/XX/2019.  The borrower made a promise to pay, citing prior excessive obligations.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2019.  The dispute type is Verbal and the reason is Loss Mit Dispute.  The dispute is not resolved and the status indicates Servicer responded and appears issue is closed.  Borrower stated intends to write in regarding previous modification as due to not being structured correctly.  Borrower requested that bank waive December installment as a way to help out, and also complained that bank didn't call soon enough about the late payment.  There is no evidence of a written dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4236765041 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Advised customer that the late fee transferred from previous servicer and sent transaction history via email.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9781655292 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower stated was too busy to talk.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8294908366 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in stating the bankruptcy was completed with previous servicer in June and wants to know what needs to do to start credit reports back. The representative advised the borrower to speak with bankruptcy. The borrower also stated when started making payments with previous servicer they were two months ahead with payment it was being applied to principal, but was supposed to be reversed and that when loan transferred it was applied back to principal and is no longer two months ahead. The representative advised the borrower that the principal payments received were applied as payment. The borrower understood.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2013.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
6085857444 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The borrower verified their information and confirmed their payment had been received on
                                           10/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9962597541 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2016.  Borrower paid payment with Western Union quick collect
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4167744498 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Per commentary dated for 04/XX/2019,
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is excessive obligations.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2019.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3866716273 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 10/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [2] Payoff has been    06/XX/2019.  Borrower called in with questions about last payment received  and updated mailing address.
                    requested within the   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    last 60 days           REASON FOR DEFAULT: The reason for default is curtailment of income.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2014.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5286626677 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in with a question regarding their billing statement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9156741664 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  Authorized 3rd party called to make a payment. Also advised death certificate had been sent.
                    and documented         Representative advised to get probated will and sent information to research department.  Borrower is deceased and Executor/XX/20/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1614167180 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower was contacted and stated that the reason for default was Excessive Obligations
                                           caused by $2,000 car repair.   The borrower scheduled a payment of $558.08 on 5/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9345150109 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  01/XX/2018 inbound call borrower needed assistance with website
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2566938456 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Other party called for general information, maturity date and transaction history provided with authorized third party permission.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9207960074 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Borrower called in requesting 1098 tax info for 2017 and 2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6900563312 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The representative provided the borrower with general information about the loan transfer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4552033471 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower promised to make a payment on the servicer's website.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in an area impacted by a FEMA disaster (Hurricane XXX
                                           09/2017); borrower reported minor exterior floor board damage.
9616221516 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to ensure her payment information was correct and to ask how to make payments. The borrower was advised that everything on the account remained as it was.  On 04/XX/2019 borrower called to schedule a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2017.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2017 and there is evidence of reaffirmation.  The bankruptcy was discharged 05/XX/2017.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5441640751 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  The borrower was advised Seterus does not offer refinancing options but they should reach out to bank for options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9146477372 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower called in to inquire about the information that was sent to him.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1603594063 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  Borrower called in and made a payment. Borrower also had called in have password reset for online account access.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3916649353 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The customer called for their auto payment status and provided with the welcome solicitation.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8360953097 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  On 05/XX/2019 Borrower was advised payment was received on 05/XX/2019 and the billing statement was discussed. Borrower was provided with know your options for available assistance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2012.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2016 and there is no evidence of reaffirmation.  The proof of claim was filed 05/XX/2016.  Comments show the borrower filed bankruptcy for a period of time but it has since been discharged and removed.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5604351116 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called to change next ACH payment to the 8th.
                                           05/XX/2019 - borrower called to change auto pay date
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4763173852 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  inbound call from borrower to request form 1098.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7223356926 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  The borrower called due to difficulties accessing the online account. The servicer assisted the borrower in obtaining access.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2998890608 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2016.  the customer called and provided payment in the amount of $1416.44 and provided future payments as well
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
6882086302 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in to schedule a payment for $698.35.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7832336902 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Notes indicate the servicer contacted the borrower who still expressed interest in mortgage assistance. Borrower faxed copies of rental checks but was advised of needing the front and back of the checks. The borrower advised they would contact their tenants to get copies.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
6445011984 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
7266083200 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Commentary states authorized third party called in regarding payment inquiry. Third party was advised of the total amount due on the loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6978685452 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in and stated approved for modification.  Discussed trial payments with borrower.
                                           Borrower declined to activate trial, will call back.  Borrower called back to set up trial payment for
                                           5/XX/16.  Borrower stated curtailment of income for reason of delinquency.  Borrower calls in to make payments, even though advised of the self service options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9586130716 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  The last contact with the borrower was on 10/XX/2017 to discuss insurance refund check and HARP.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7325301064 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in to file a new damage claim and had a check for endorsement.  The borrower was advised of the process.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A claim was filed for wind damage that occurred on 05/XX/2019.  Claim funds in the amount of $7617.64 were endorse and released to the borrower on 06/XX/2019 due to the claim being classified as non-monitored.
8957651722 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6928684230 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8238030018 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower made a promise to pay in the amt of $866.19 on 6/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1333391232 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Customer is on a repayment plan with the payment $311.92. Payment plan was set up on 08/XX/2018.
                                           Late fess, negative credit reporting, SETERUS.com; ACH, Monitor, letters, and phone calls do continue until
                                           **NSN** Allow 24 t0  48 hours for the payment to clear the bank to avoid NSF fees and the repayment plan failing. Processed payment arrangement Speedpay in the amount of $311.92 for 1/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5915319183 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2017.  The borrower verified their  information and inquired about their 1098.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
3825204144 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Comments from 3/XX/19 indicates borrower cant make payments until next month. Borrower will make
                                           2 payments on 4/XX/23.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7994746894 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower contacted the servicer on 03/XX/2019 to schedule a payment in the amount of $467.65.
                                           06/XX/2019 borrower scheduled payments for 06/XX/2019. 07/XX/2019 and 08/XX/2019 $467.65 each
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9805053319 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7279412895 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Comments from 3/XX/19 indicates servicer completed welcome call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3237561061 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2163061876 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  06/XX/2019 inbound call advised borrower total amount due, updated borrower phone number, borrower inquired if homeowners insurance was paid

                                           Borrower called about the change in the escrow balance from the billing statement. Agent advised the property taxes were paid 11/XX/2017 which reduced the escrow balance. Loan is current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6717616297 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  The borrower stated that he scheduled a payment for 9/XX/29 because he did not have enough funds available for the payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2419836304 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2017.  Servicer called borrower regarding June payment. Borrower advised will make payment on the 15th like they always do.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6834594048 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to discuss the general status of account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 04/XX/2015 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6082480617 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3155273933 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5770444149 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  A payment was made to the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1094355097 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  03/XX/2019.  Borrower called in and verified payment transaction payment posted 03/XX/19. Borrower declined
                    from mortgagor         paperless billing.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2017.  The dispute type is Written and the reason is Escrow statement.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower sent in a dispute regarding the escrow statement.
                                           Requested a new analysis and for the escrow to be removed.  A response was sent to the borrower on 07/XX/2017 confirming the removal.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2013.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 02/XX/2014 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
2283390932 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to get the new loan number and verify the account information. The borrower stated a payment would be made via the website.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3352491428 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to discuss the removal of pmi removal options. Borrower scheduled a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2583733712 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower  called requested payoff information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4858082321 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The borrower spoke to the servicer about final modification and they made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8500281856 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2017.  The borrower received a collection and proceeded to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2670331400 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  On 04/XX/2019, the borrower called to make a payment and inquired about a possible refinance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7604991960 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borr called to make a payment iao $1081.92.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1992357156 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower called in and inquired on hazard insurance being paid. The servicer contacted the insurance company and requested an invoice.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8370013094 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  The borrower called about letter stating they are behind.  The letter is incorrect and after payment this month the borrower will be current.  They had medical issues which put them out of work for 15 months.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2332973607 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Third party called in with questions regarding the maturity date and provided explanation.  Third party also inquired about removal of pmi and advised of requirements.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2324031014 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  2/XX/2019-  Borrower spoke with agent discussed account status and details such as; 2 prior
                                           Modifications, no prepayment penalty, and website.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9734104345 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called about misapplied payments, and agent made a payment correction and submitted a late fee waiver.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5729198696 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
3746386794 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The servicer discussed payment information with the borrower.  The borrower called and cancelled auto pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2011.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2011 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5081249193 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  08/XX/2018 inbound call, borrower inquiring about payment, payment made, however has not been debited from account
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4937498959 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  The borrower called in to confirm if their June payment had been returned and servicer confirmed it was returned due to NSF.  The borrower made another payment arrangement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 01/XX/2010 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5352050162 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Borrower contact in regards to total amount due.  Borrower wanted to confirm payment was received and processed by servicer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area that was impacted by Hurricane XXX, DR
                                           - XXX, as noted on 09/XX/2017. There were no damages to the home.
7411905263 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2016.  The borrower stated reason for default as a curtailment of income and was advised of mod options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9538238668 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  An authorized third party called on 1/XX/19 to check on the status of the modification.  The representative provided general account information and advised that the final documents must be received by
                                           2/XX/19.  The borrower acknowledged that they will accept the modification and return the documents by the due date.  The first modification payment for $1553.08 was scheduled for 2/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6435637248 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The last contact with the borrower was on 03/XX/2019. The borrower inquired about making a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4196664327 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2232118519 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  06/XX/19: A3P called to insure about late fees & escrow shortage. Servicer advised late fees transferred from previous servicer & escrow shortage was due to insurance.  Customer scheduled payment iao
                                           $470.50 for 6/XX/19
                                           03/XX/19: The authorized third party verified their information and made a payment of $941.00 over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9839693796 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  On 04/XX/2019 Borrower called to update email address.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6183719226 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  the borrower called in to get a copy of the final loan modification paperwork
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8262560856 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The servicer discussed the loan transfer and the escrow refund with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2008.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 03/XX/2014.  No evidence POC was filed.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8984020741 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called and completed welcome call and transfer information. Also updated personal information. Promised to pay $1465.57 by 4/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6224226654 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  06/XX/2019.  The borrower called in and made a scheduled two payments in amount of $646.02 each to be drafted
                    from mortgagor         03/XX/2019 and 04/XX/2019 and was provided with the confirmation numbers.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower called in to make a payment to account.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comment dated 05/XX/2018 reflects that the property is located in a natural disaster area due to tornadoes. No damages reported.
1951354779 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  05/XX/2019: borrower made promise to pay $1513.82; RFD is curtailment of income
                                           02/XX/19: Authorized third party calling servicer to get loan details to present to a leasing agency that she is utilizing to rent an apartment for her daughter.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9048653067 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Verbal Dispute -   04/XX/2019.  Last spoke to borrower when they called inbound to check status of the loan and advised paid up
                    Servicer responded and to 6/XX/2019 The borrower called and scheduled a payment of $999.29. Once the payment was processed the agent
                    appears issue is       provided the confirmation number.
                    closed                 EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2019.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Dispute was over the forbearance plan during the disaster and the credit bureau reporting and appears
                                           CBR reporting is correct.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA disaster are on 9/XX/2017 due to Hurricane XXX. No damages reported.
9415534551 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower made a payment in the amount of $2203.12.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1404567372 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower contacted and we completed the welcome call with borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2496795940 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2017.  Borrower was advised of payment due. Borrower advised will speak with husband about re-prioritizing order of bills so that mortgage becomes first priority. Agent advised of total amount due.
                                           Borrower advised that they are both paid bi-weekly.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7464657907 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Spoke to authorized 3rd party regarding the loan and expected end date of mortgage and borrower asked why 35 years left on loan and servicer was asked to research for modification  Advised that account is current. Customer is calling to set up 3 payments. Advised that loan will be transferring to Mr. Cooper on
                                           March 1, 2019. Advised will be receiving a letter. Customer wanted to remove a phone number and add a different one. Customer stated will make the February payment online on February 4, 2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9404254816 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  Husband who is authorized third party on account called in to get a payoff quote. Agent advised has been ordered and expect to receive soon.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1227198551 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  On 06/XX/2019 Authorized third party called inquired about automatic draft on account and scheduled payments. Third party was provided with know your options for available assistance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1052309781 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  04/XX/2019: borrower called to schedule payment iao $2713.12
                                           03/XX/19: Authorized third party scheduled a payment for 04/XX/2019 in the amount of $1,320.68.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5165178018 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4892422436 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  10/XX/18 Spoke to the borrower, borrower called to inquiry about payment, Borrower also called about a check that was received. Agents advised the check was due an escrow refund decrease to they taxes
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3575743427 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  On 6/XX/2019, the borrower called in and set up a reinstatement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
6813801965 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The borrower called to get copies of their modification documents.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1894044277 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  Spoke to authorized third party who wanted the name of their Insurance company.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6253426420 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower contact in regards to making promise to pay arrangements.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3559133576 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower verified demographics and made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7048672864 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  06/XX/2019.  On 6/XX/2019, the borrower was contacted by the servicer and stated that they would have to call
                    from mortgagor         back.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2018.  The dispute type is Written and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Corporate fees are being disputed by the borrower. On 03/XX/18, the customer was made aware that the corporate advance fees will remain until the dispute is resolved.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
2896338378 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called to request late fee on account be waived.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4163159640 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Customer called in to state that was unable to make a payment on the website. Advised customer of the loan transfer and gave time frame for when payments will be accepted again.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9255165447 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   02/XX/2019.  The third party called due to having issues with the website. The agent advised of recent updates
                    and documented         to the account and may not have access. The third party stated wants to assume the loan. A payment was scheduled for $691.98 on 2/XX/2019.  Borrower is deceased and Executor/XX/30/2015.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2372574761 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  The borrower stated he made a payment and requested updated 1098 tax form.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2817972090 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to inquire about their monthly statement. Borrower was advised it was sent.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2157291008 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Servicer contacted borrower in regards to January installment, advised total amount due $647.25 and offered to schedule future payments.  Borrower stated will pay total amount due on 01/XX/19
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2011.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2016 and there is no evidence of reaffirmation.  A motion for relief was filed 10/XX/2012.  Bankruptcy filed prior to review period; limited notes available
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2557425003 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2017.  Borrower contact spoke to see when payment will be made scheduled for 04/XX/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2009.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2014 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6665617130 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2017.  The borrower was advised that their $755 payment was set up for 06/XX/17. The borrower stated
                                           that they looked into repayment plan but decided not to take it.  The borrower was ill but has returned to work.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7470906581 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 02/XX/2019.  Borrower had a speed pay request.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower disputed that the account was late.  The representative advised that there was a step rate adjustment that resulted in short payments.  The borrower was advised that their dispute could be sent in writing.  The borrower was sent a copy of their payment history.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2011.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2016 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8510825099 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  Spoke to  borrower and payment made
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7723833380 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower contacted the servicer on 03/XX/2019 to schedule a payment on 03/XX/2019 in the amount of $1,257.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5318093904 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  The borrower stated the property was affected by a hurricane and an insurance claim was filed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The proeprty is located in a FEMA disaster zone due to a hurricane noted on
                                           09/XX/2017.  Damages occurred and repairs have since been completed.
5486903615 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  The borrower confirmed their most recent statement dis not reflect their most recent payment.
                                           They declined to schedule future payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property had roof damage which was repaired by 09/XX/2018
1029261997 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7501704879 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      01/XX/2019.  Borrower called in to check status of the payment made. Borrower informed that payment was indication covered by  returned so borrower made another payment.
                    insurance              EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower reported property damage on 09/XX/2017 due to Hurricane XXX.  Damage was noted to the roof, fence, beams and the screen door.  The borrower did not file a claim and plans to repair.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
5742648426 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Spoke with borrower, borrower calling about the payment going thru a second time
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8415800614 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The borrower made payment in the amount of $891.29. Borrower stated ex-wife is responsible for payments; there is tenant in the property and receiving rental income.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
7375543636 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called regarding servicing transfer, escrow increase and to make a payment for March in the amount of $1742.68. 05/XX/2019 borrower called regarding general account information and made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9893781224 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in regarding the billing statement and requested clarification.  The servicer advised it is the version of a billing statement that was approved to be sent out.  The borrower was advised can continue to make the payments the same way.
                                           05/XX/2019 -- borrower called regarding increase in payments - advised increased due to escrow changes .
                                           Promises to pay $798.22. by 05/XX/2019
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2017.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 06/XX/2017 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4450958965 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Comments show borrower called regarding loan status and payments. The borrower wanted to make payment over the phone but didn't have bank info available, borrower to make payment online later.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8999529007 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower stated they used the website for the first time and mixed up numbers on payment.
                                           They paid $700 extra and will work with their bank to correct.  The servicer advised them of
                                           knowyouroptions.com.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4612248745 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  05/XX/2018 spoke with borrower about insurance company not receiving payment from the lender, lender said bill was paid and referred him too the insurance department.
                                           05/XX/2019 - other party called to make payment in the amount of $924.63
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 04/XX/2017 and there is evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
7845963327 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  The borrower made arrangements for their September 2017 payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2330180971 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      05/XX/2018.  05/XX/18: 3rd party scheduled a payments on the account, confirmed the total due and counselled indication covered by  on self service options.
                    insurance              EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  On 10/XX/2017 the customer reported roof damages stating water came into the home. The borrower stated they filed a claim and planned to repair the home. However, there was no evidence of a claim nor was there reference to completed repairs.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area and damages were reported 10/XX/17.
5688288284 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9913644863 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
5472830136 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called for payment information regarding ACH payment date.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6060201801 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called about billing statement. The representative went over history and advised the borrower that the last payment included late payments. The representative also advised the borrower that the total amount due includes corporate advance. The borrower stated brought the account current and should not have a past due balance. Advised the fees were from prior servicer property inspections.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: On 05/XX/2017 the claim process was initiated for wind/XX/02/XX/16/XX/05/2017 stated
                                           all funds were released and the claim was closed.
5269980044 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower spoke to the servicer about the account and amount due.  The borrower will make a payment on 2/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4841739784 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in to make a payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7174768778 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower made a payment today and scheduled a payment for 6/21.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8388200222 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7714604736 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to get tax and insurance policy information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was in FEMA disaster area 12/XX/2018; no evidence of damages.
6485432747 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to make their monthly installment. The agent assisted the borrower and processed the payment and provided the confirmation number. The borrower also wanted to register for Autopay.
                                           The agent assisted with their request.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3772489550 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower received their welcome call and verified their information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9143950811 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower called to confirm which pages needed the signature notarized.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1610591096 1        [1] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Active insurance claim PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    and funds held by      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    servicer with          06/XX/2019.  The authorized party called to see what is needed for the hazard claim in order to received indication of related  funds.
                    contractor bid         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2016.  The dispute type is Written and the
                    sufficient to cover    reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days
                    repairs                and no further communication from mortgagor.  The borrower was disputing duplicate payment withdrawals and requested a payment be returned.  A response was sent to the borrower on 09/XX/2016 stating multiple items
                    [1] Damaged Interior - were returned by the bank due to authorization issues.  A payment history was provided.
                    Active insurance claim 06/XX/2019 - Borrower called with questions on recent statement - advised borrower statement was generated
                    and funds held by      before payment was received and processed.
                    servicer with          REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    indication of related  FORECLOSURE: No evidence of current foreclosure activity.
                    contractor bid         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    sufficient to cover    LITIGATION: There is no evidence of litigation on the file.
                    repairs                TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is fire.  A claim was
                    [1] Written Dispute -  filed for fire damage that occurred on 10/XX/2017.  The claim was noted as a total loss.  Claim funds in the
                    Servicer responded     amount of $282856.44 were received on 11/XX/2017.  The initial disbursement was released on 11/XX/2017.  A 52%
                    within 60 days and no  inspection received on 04/XX/2018.  Additional funds were released.  A 95% inspection was received on further communication  09/XX/2018.  Final funds were released on 09/XX/2018. the claim was closed on 09/XX/2018.  Additional funds in
                    from mortgagor         the amount of $76861.99 were received on 02/XX/2019 for additional damages and the claim was reopened.
                                           Additional documents are needed to release the claim funds.  The damage repair amount is estimated at
                                           $359,718.43.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6760803038 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  Borrower called to inform Servicer that they changed Insurance Company and received a check from old Insurance Company and wanted to know what to do with the funds.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9533039017 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to obtain the loan number so they can register on the web.  The Welcome Call was completed and borrower information was updated.  A payment was made.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5859830801 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2016.  Comments show contact with borrower regarding loan status and payment.  Borrower also inquired if his loan was escrowed or not.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           Chapter 7 was discharged, but no other details are available.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7554837236 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower stated will make the payment online for $898.67.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1607512428 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to schedule a payment in the amt of $3101.62 scheduled for 6/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6669815692 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Welcome call completed.  Borrower promised to pay $803.72 by 7/XX/19.  Borrower was transferred to sales for refinance application inquiry.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4584765373 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2016.  The borrower called in and inquired on modification. The borrower asked if the prior modification in 2010 would prevent them form getting assistance and was advised it would not. The borrower stated they are no longer working due to a disability. The borrower was advised on documentation required for the assistance review and other options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3029027226 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2010.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2010 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX. No damages were reported. On 03/XX/2018 the borrower reported a claim for water damages caused on 08/XX/2017. The notes on 07/XX/2018 stated per guidelines the funds were being disbursed due to the claim was a settlement  under $10,000 and the loan is current. The funds were released on
                                           07/XX/2018 and the claim was closed on 07/XX/2018.
3435319608 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called about the increase in payment.  Agent advised due to increase in escrows and sent her a copy of the document the previous servicer had done.  Borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1210038142 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1933732826 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Borrower called for payment inquiry & verify payment is set up for $2304.55.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6750745794 3        [3] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damage remains         PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    unresolved and no      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was indication covered by  04/XX/2019.  Borrower called to schedule a payment for 5/XX/19.
                    insurance sufficient   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    to cover repair        REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  The customer stated they had some damage due to the storms and wanted to file a claim. There is no evidence that the borrower filed a claim or repairs were made. The details of the damages were not provided.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7404216031 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to schedule a future payment in the amount of $1056.63 by 5/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2329463825 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6848461781 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  The borrower called in inquiring about the 1098 statement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2011.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2014 and there is no evidence of reaffirmation.  The proof of claim was filed 01/XX/2012.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9042044228 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2230268665 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called to see if there was a pending payment for February. Lender advised no, borrower will schedule one online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1113778229 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower called to set up payments for January, February, and March.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8720819786 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called to make a payment for $950.50.  All demographic info was updated.  The servicer advsied them of knowyouroptions.com.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1922594518 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower called to confirm that a payment was set up.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6944052731 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower promised to make a payment in the amount of $929.88 by 05/XX/2019 via Bill Pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8042931764 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Last contact with the borrower they stated will overnight the payment to reinstate the loan.
                                           Borrower had previously discussed that spouse had been unemployed. Previously discussed modification with borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7440224700 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Authorized third party (spouse) promised to pay $2,272.05 drafting on 01/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2017.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is dismissed.  The bankruptcy was discharged on 07/XX/2017 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5150754801 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  Comments show collection outbound call. The servicer processed payment for borrower while on the called. Comments show borrower asked about escrow shortage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1791984687 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      04/XX/2019.  Borrower called to schedule a payment of $835.85 for 4/XX/2019 and was transferred to the indication covered by  refinance department.  On 04/XX/2019 the borrower called to get assumption paperwork.
                    insurance              EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is flood.  The borrower reported flood damage on 10/XX/2018 due to Hurricane XXX.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed. The customer previously reported on
                                           04/XX/16, the roof was damaged from the hurricane. On 04/XX/17 the customer confirmed the roof was repaired.
                                           The borrower reported FEMA did not cover repair cost and the customer did not have flood insurance, so was self repairing the home. There is no insurance claim and the repair status is not evident.  Property repair is in process.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX noted on
                                           09/XX/2018.
3875476170 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Spoke with borrower, borrower called in had questions about late payment. Advised late payment is transferred from prior servicer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 12/XX/2014 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5304656583 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Borrower called in to see if 2019 payment was calculated yet. Agent advised yes and is effective
                                           1/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7723285902 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2016.  The servicer made contact with the customer on 09/XX/2016 who made a payment. The servicer offered to set up a payment for September but the customer declined. The customer made a payment arrangement for 08/XX/2016 in the amount of $848.79. The loan is currently performing and owner occupied.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2904070506 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   01/XX/2019.  06/XX/19: A3P scheduled payment for $645.24 dated 06/XX/19
                    and documented         1/XX/19 Inbound ATP needed taxes on account, [also] wanted January statement sent.  Borrower is deceased and
                                           Executor/XX/14/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
4266427187 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in requesting 1098 to be mailed
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
1048192396 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower's spouse called in to make one payment and schedule two more payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8317605627 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  Borrower called and stated received billing statement which reflected a total amount due of $1087 for March and he wanted to know why?  Servicer advised & explained feel on account for $15, updated payment to
                                           $1087
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3847155604 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  The borrower verified their information and stated they had excessive obligations due to car repairs.  They scheduled a payment of $02/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5216910040 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  Borrower called in about late fees and went over modification terms and maturity date.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4905644260 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  05/XX/2019 inbound call borrower promise to make payment through website

                                           The servicer made a welcome call to the borrower and discussed billing, payment options,  website information and disclosures. The servicer updated the borrower's contact information and scheduled several payments over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1262578953 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Outbound call to borrower, who promised to pay $1595.21 scheduled for 3/XX/19. TT spouse, scheduled a payment for 04/XX/2019 $1,600.00
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9866123340 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  05/XX/2019- Borrower called to make payment
                                           08/XX/2018- Notes indicate the borrower called to schedule a SpeedPay payment for loan account in the amount of $2132.89 effective 8/XX/2018. Agent advised the borrower of their payment confirmation number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8381796991 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  06/XX/2019.  The borrower called in to verify transfer information and set up a payment in amount of $931.31
                    from mortgagor         for 03/XX/2019.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower is disputing first date of delinquency. The servicer reviewed the account and updated all applicable fields to show loan status as of today 05/XX/2018 30 days past due and show payment history through 04/XX/05/XX/15/2017 reflects that the property is in a disaster area due to Hurricane XXX. No damages reported.
9139833152 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called for assistance setting up online access and to request copy of 1098 form.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4750914180 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in for general account information and was advised. The borrower made a promise to pay by 03/XX/2019 via wire. The promise was kept.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5029153852 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower scheduled payment for 04/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2016.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2016 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3440203695 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  On 06/XX/2019 the wife was called.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
3233395298 1        [1] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Active insurance claim PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    and funds held by      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    servicer with          06/XX/2019.  Borrower called to make payment.
                    indication of related  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    contractor bid         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    sufficient to cover    FORECLOSURE: No evidence of current foreclosure activity.
                    repairs                BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  A claim was filed for wind damages caused on 09/XX/2017. The borrower received and cashed three checks from the claim totaling $31,038.56. The comments indicated an inspection showing 90% of the repairs completed is needed to close the claim. There was no reference to the necessary inspection being scheduled.  The damage repair amount is estimated at $31,038.56.  Property repair is in process.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
1554590406 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2896779668 2        [2]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Active          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    insurance claim but    03/XX/2019.  The borrower called in regarding the status of the claim checks.  A research request was entered
                    unclear who holds      to find the checks and the borrower was advised to call back on 03/XX/2019.
                    funds or covered by    EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2017.  The dispute type is Verbal and the reason
                    bid                    is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower was disputing a payment stating that called in to confirm a payment was made and no one
                    [1] Verbal Dispute -   was available.  The borrower made an additional payment and then the payment drafted resulting in overdraft.
                    Servicer responded and The borrower requested a refund and was advised of what was needed to be approved for the refund.  The
                    appears issue is       borrower was having difficulty getting a letter from the bank and due to the borrower not requesting a payment
                    closed                 cancellation on the initial payment, was not a servicer error.  The borrower requested to dispute the late fee and was provided the information to send in a dispute.  There is no evidence of a written dispute received.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2011.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           The bankruptcy was discharged on 06/XX/2011 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower reported the roof is leaking on 09/XX/2017 due to Hurricane XXX and stated the insurance company did come out but unsure how much is covered.  Damage was also noted to the porch and fencing. The borrower noted on 10/XX/2017 that the outside damage is not covered but the roof will be partially covered.  The insurance company noted on 03/XX/2018 that the claim was denied and no funds were issued.  The borrower called in on 10/XX/2018 stating has a claim check in the amount of $9876.29 and was advised to send it in.  The borrower called in on 02/XX/2019 stating the check was sent in and it is now pending endorsement. Additional funds in the amount of $29124.95 were received on 03/XX/2019 and released to the borrower.  The claim was classified as enhanced endorse and release and is pending the final inspection.  The damage repair amount is estimated at $39,001.24.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
6066878683 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2017.  The borrower called in 07/XX/2017 and was advised there is 5527.80 in suspense. Loan was 7 months past due  The borrower recently made a payment; was advised payment should not have been accepted because it should have been reinstated. The borrowe recently lost his girlfriend and daughter in an accident and has been struggling financially ever since. WIll get a call back once they confirm from a different department on steps needed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7310765631 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower  called to obtain insurance company name and to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2482907713 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  ON 06/XX/2019, the borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2888268448 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  On 5/XX/2019, the borrower called in to verify their payment amount after the shortage was paid.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2013.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is not available in the information provided.  The proof of claim was filed 05/XX/2013.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1234843611 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4060671428 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called to inquire about account and to schedule a payment by 6/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9406848303 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    requested within the   PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  On 10/XX/2018 Borrower called for confirmation that October payment was the correct amount paid.
                                           Borrower was advised October payment posted was the accurate amount. The next payment due date is 11/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 03/XX/2018 Commentary states Hazard claim closed. Funds have been release for the claim.
4704238756 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  Comments from 4/XX/18 indicates borrower called to complain about a late fee. Servicer advised a late fee was waived in 1/2018. Borrower can send written dispute if they would like.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4057893023 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to discuss promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
8013193581 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   09/XX/2018.  Borrower passed away.  Widow lives in home and is making payments.  Borrower is deceased and
                    and documented         Executor/XX/21/XX/26/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower was disputing
                    [1] Verbal Dispute -   payment but it appears the issue was resolved.
                    Servicer responded and REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    appears issue is       FORECLOSURE: No evidence of current foreclosure activity.
                    closed                 BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9501018640 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Spoke with 3rd party, 3rd party called to set up payments
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5331628811 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The borrower called regarding payment increase.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9861870558 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  Notes indicate that borrower called to verify date and time of which payment is to be made. The agent advised the borrower had set the payment up on 9/XX/2018. Borrower advised their hardship is over and funds came from their 401k.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9065822262 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  The borrower called to confirm hazard insurance was paid, the agent confirmed it was paid at the end of July.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8009113926 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 05/XX/2019.  The borrower called to make a payment. The representative provided the borrower with the account status.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2016.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Comments indicated there was a payment dispute, however; there was no evidence to indicate the issue was still outstanding as of the end of the review period.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5475112856 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Called and spoke to authorized third party the Ms and proceeded to discuss status of account.
                                           Authorized third party said wanted to advise the payment was made online a few days ago and that she was out of town oversight.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4072280984 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 03/XX/2019.  Borrower called to dispute inspection fees and was advised on research request entered for it.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2019.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower called to dispute inspection fees and was advised on research request entered for it. This was resolved on 4/XX/2019 with a letter sent.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was impacted by hurricane XXX as noted on 08/XX/2017. Damage was noted with a date of loss of 08/XX/2017. Draw was approved for homeowner on 02/XX/2019 and 100% inspection was noted.
4071166324 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      06/XX/2019.  The borrower called to make payment.
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  The borrower reported damage to the roof and both patio doors from the hurricane on 09/XX/2017. No claim was filed and there is no evidence of repair.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
9966565898 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in to go over escrow shortage and options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3188517625 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  The customer confirmed their next payment of $1898.30 for 09/XX/18, late fees and expectations for the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1639070453 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  The borrower called in and stated fees on the account should have been paid by the Hardest Hit
                                           Fund. The borrower was advised how to send in a dispute.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4072433281 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  Outbound call to the borrower to determine if property was impacted by the natural disaster.
                                           Borrower stated not affected by the natural disaster.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dated 03/XX/2018 reflect that the property was located in a disaster area. No damage was indicated.
6047224701 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower inquiry in regards to the late fee balance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7086676807 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2019.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2122665004 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called in and was advised that the payment increased due to an escrow increase.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8828615664 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower requested payment information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 10/XX/2017-The borrower stated that he was affected by FEMA declared disaster
                                           Hurricane XXX which occurred on 09/XX/2017. Minor damages that he plans to repair. No claim filed.
5676080792 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The customer stated their tracking number shows the February payment was received 2/XX/2019. It was acknowledged and the late charge on 2/XX/2019 was waived.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2014.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 11/XX/2017.  The proof of claim was filed 10/XX/2014.  Chapter 13
                                           Bankruptcy case  XXXXXXXX filed 1/XX/2010 dismissed 2/XX/2014. New bankruptcy chapter 13 case  XXXXXXXX filed
                                           6/XX/2014 dismissed 7/XX/2014, reinstated 7/XX/2014, and then discharged 11/XX/2017 and terminated 1/XX/2018.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7416099247 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Demographics verified.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3419561503 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The servicer called and spoke with the borrower and advised of the total amount due of $1974.75.
                                           The borrower stated paid all the fees when brought the account current. The agent advised that these are recoverable fees. The borrower declined to pay the fee and will make a payment via internet on the 15th in amount of $924.75.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6846049672 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Spoke with borrower, customer called in and stated that she scheduled a payment via the IVR for
                                           $146.52
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3251861953 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Spoke to borrower about payment.  borrower stated mailed them in, advised interest rate increased and payment went up, so payments received were short.
                                           05/XX/2019 -- other party called to make payment in the amount of $1009.95 - borrower decided to make payment thru the Web due to the fees for a phone payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7731708136 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower was advised the once the escrow is updated they can go online and make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7070769668 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  07/XX/2018 inbound call, borrower inquiring about refinance
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9569129030 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower called in because payment was returned.  Verified mailing address as incorrect.
                                           Borrower asked for a courtesy waive on late charge of December.  Advised borrower that request was submitted.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
1295846956 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2017.  Borrower called to make payment of $2104.89 and discuss their escrow shortage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3205617248 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Borrower called and stated that they was having problems logging into the website.  Servicer assisted and Borrower was able to log in.  Borrower made a payment in the amount of $659.79.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6294760046 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  2/XX/18 Borrower called in to inform lender of the change to insurance carrier.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2065082502 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in and stated he will have 500.00 every week to get current.  Borrower stated is now back to work, was injured but is now ok.  Borrower called in to make payment, advised funds in suspense not enough.  Borrower asked to speak to supervisor. Call transferred, borrower advised that funds paid late charges, borrower stated that was not what they wanted done with the funds.  Borrower called for general account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7429252196 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9732992586 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in to confirm payment.  On 05/XX/2019 borrower called to see about getting MI ins cancelled. MI termination requirements met, MI removed 5/XX/2019
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6621655032 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower called to request 1098 form and was advised of insurance amount to be paid.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6209785709 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called for payment information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2001449852 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2017.  The borrower was called on 4/XX/17 and a payment was requested.  The delinquencies were caused by excessive obligations.  A $302.63 payment was scheduled.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
1647898242 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in and made a payment in amount of $1150.00 and was provided with the confirmation number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2013.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           The bankruptcy was discharged on 05/XX/2013 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1552655425 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in for loan transfer information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2456937100 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2017.  The borrower stated that his wife makes the payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1727867841 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The servicer called the borrower to verified mailing address due to having a bad mailing address indicator. The borrower verify mailing address and scheduled a payment for 11/XX/2018  in the amount of
                                           $2383.89.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1573558192 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in with the insurance agent and confirmed the new insurance information was received.  The borrower will call back to make a payment. On 4/XX/19 the borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6382733081 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Unauthorized third party called in and made a payment in the amount of $975.38.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
8904622221 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower and authorized 3rd party called in for loan transfer information as well as ptp $2523.12 by 3-21-19 via regular mail
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2930551001 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to verify that March's payment  was received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
1429817797 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower verified their information and stated they had missed some time from work and was unable to rent home.  Borrower made a payment of $346.87 over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
3689464207 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in to see if docs had been received, agent advised that they had not. Borrower scheduled payment iao 1937.86 to be drafted 4-22-19
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7841756885 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called to check on status of account and payments due, scheduled payment for 6/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7987823271 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called inquiry about late charges and general account information. The servicer advised while the loan is being transfer between servicers for 60 days there is no reporting.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6678190478 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower contact for welcome call, advised of website, online payments, know your options. Gave general loan information, transfer information and escrow inquiry.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5054929714 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  The borrower called with questions about fee assessed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3684931668 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The servicer made a welcome call to the borrower and discussed billing, payment options, website information and disclosures. The servicer updated the borrower's contact information and discussed loss mitigation options.  The borrower scheduled several payments over the phone. On 05/XX/2019 borrower could not talk.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2013.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2013 and there is no evidence of reaffirmation.  Previous
                                           Chapter 7 with case number XX-XXXXXX
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2324335835 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2017.  The borrower called to make a payment but could not used the debit card provided. The borrower was transferred to the automated system to make the payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9307694223 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  The customer inquired on why the maturity date was showing 05/53. The rep explained that due to their modification in 2013
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3732457823 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  the customer called was provided the total amount due. The customer stated that they set up the payment on the servicer website
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5944968649 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      05/XX/2019.  On 3/XX/2019 spoke to the borrower who set up a payment for today. Advised the borrower can indication covered by  change online at any time.
                    insurance              EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60
                    [3] Delinquent HOA     days and no further communication from mortgagor.  The borrower was disputing prior reported delinquencies
                    Fees - Superlien State between 03/XX/2018.  A response was sent out on 02/XX/2019 with an updated payment history.
                                           Demographics verified cellphone authorization obtained.
                    [1] Written Dispute -  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    Servicer responded     FORECLOSURE: No evidence of current foreclosure activity.
                    within 60 days and no  BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    further communication  LITIGATION: There is no evidence of litigation on the file.
                    from mortgagor         TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower reported damage on 04/XX/2018 due to Hurricane XXX.  Damage was noted to the fence and the garage and the borrower stated a claim was filed.  The claim was denied due to being under the deductible and the denial letter was received on 10/XX/2018.  Property repairs have not started.  The property condition is UTD.
                                           The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
3352120962 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Customer called ini to get a new Escrow Analysis done because the insurance went down. Escrow
                                           Analysis completed due to customer's request.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6409675322 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2017.  The borrower wanted to delete payment made for 07/XX/21. The agent advised that they can move the payment into August instead of deleting it, the borrower agreed. The borrower asked that the payment date be changed to 08/07.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6781928642 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  6/XX/2019-Notes indicate the borrower called regarding the insurance coverage and disbursement.
                                           The agent advised the borrower the insurance premium was disbursed on 6/XX/2019 for $932.00

                                           The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8794303814 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    requested within the   PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in to speak with the refinance department.  The welcome call was completed.
                                           The last contact with the borrower was on 05/XX/2019. The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A disaster was noted on 10/XX/17.  No damages were noted.
7770049396 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2017.  Spoke with borrower, borrower would like
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6270118072 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  On 08/XX/2018, the borrower called to verify account status.  They were informed of payment that was cancelled.  The borrower was unable to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5795691827 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
1156900555 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  06/XX/2019 borrower called to get amount to reinstate loan. 06/XX/2019 Modification denied.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7705309993 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to have their password reset. He also made a payment in the amount of
                                           $1717.90.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5596220797 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in to get payment information and scheduled a payment of $1561.36 for
                                           4/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2017.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2017 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2249396493 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in to go over their payment increase; the agent advised that their interest rate increased as a result of their prior modification
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
9870722405 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in regarding the recent loan transfer and was given general account information.  The servicer sent the borrower a Welcome Letter and added a third party authorization.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 08/XX/2011 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1311779167 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  Escrow shortage inquiry
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3152297528 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to go over how to make payments on the website. Agent performed a welcome call during this phone call. Borrower stated should not have been assessed late fees after Bankruptcy and will find documents to support this.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4631814037 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2017.  The borrower called to find out how to lower payment and was advised of refinance and modification.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6516362203 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8210467253 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  On 01/XX/2019 Borrower called stated insurance did not cover all repairs. Borrower had to finish paying repairs.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4992673786 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower made a payment and stated had to wait until paid to make payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8805870893 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  On 04/XX/2019 the borrower called to discuss insurance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1274622505 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in with a general modification inquiry.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5024012624 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4998448646 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8322145094 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower stated reason for default was due to slow month for business and requested to be set up on a repayment plan. Borrower was advised the previous repayment plan was broken.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2017.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 02/XX/2017.  Prior Chapter 13 BK dismissed on 01/XX/2014
                                           Prior Chapter 13 BK dismissed on 11/XX/2016
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3960453141 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9716881026 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2011.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2015 and there is no evidence of reaffirmation.  The proof of claim was filed 09/XX/2011.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5267177681 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called, promised to pay $710.19 by 4/XX/19 via mail.  The servicer advised them of
                                           knowyouroptions.com.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4807892668 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower stated that she needs information in regards to her auto pay and scheduled a payment in the amount of $1697.55 by 04/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7033947798 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2019.  The borrower called in and gave verbal third party authorization to spouse for life of loan.  The
                    and documented         welcome call was completed, the borrower updated contact information and scheduled a payment for 04/XX/2019.
                                           Borrower is deceased and Executor/XX/22/XX/05/XX/14/XX/29/2013.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1671653339 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  10/XX/2018.  Borrower called due to negative credit reporting, account showing delinquent.  Servicer advised
                    from mortgagor         most recent payment was returned at the end of August.  Borrower was unaware, will cure loan but wants to speak to wife before making payment. Servicer provided total amount due and advised of last payment received, next due date and applicable fees.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Servicer responded to XXX dispute.  Borrower states account is not past due.  Servicer updated applicable fields to show loan status as of response date (11/XX/18) to reflect account is 30 days delinquent
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9666142507 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Authorized user called in inquiring about credit reporting. The agent confirmed that the account was modified in 08/XX/16, however, late payments were received December 2017, January 2018, and May 2018. The agent also advised if needed, a dispute could be submitted within 7 days.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3211528870 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  On 04/XX/2019, the borrower called to make a payment. The borrower was experimenting difficulties with website.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2182106294 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in to asking about the transfer of the servicing. The servicer stated no updates needed from her it will be take care  of automatically.  The borrower schedule two payment for 4/XX/19 and 5/XX/2019 in the amount of $1404.64. The last contact with the borrower was on 05/XX/2019. The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1533505925 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Commentary states borrower called in to make a payment on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7299650732 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Last contact with the borrower is when they returned call to servicer and discussed the loan and default and set up online account. Borrower stated reason for default  was from servicer problems. Borrower made payment on loan on 4/XX/2019  The co-borrower updated their account information and promised to pay on
                                           05/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7037973235 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  Talked to borrower borrower states reason he was behind was college tuition excessive obligations.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1270268239 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called in and discussed why the payment went out.  Advised the borrower it was due to the taxes and insurance had gone up.  The borrower stated they wanted to pay the full amount that wad due.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4250592831 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  On 01/XX/2018 the borrower called in to inquire why he was past due if he always makes his paymens; advised to change the amount on the ACH
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6286495722 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in advised switching insurance company and requested  insurance declaration page and mortgagee clause to provide to new insurance company.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2116613023 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to obtain payment information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
3107615440 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
2133450204 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7734689513 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  Borrower called regarding letter received and was advised it was generated before payment received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7484493048 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to have their servicer website  password reset& to schedule a payment by
                                           7/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7548612961 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  04/XX/2019.  On 04/XX/2019, the borrower called to verify payment history.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A credit dispute was received. The servicer updated information and responded.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2013.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 05/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 05/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4972720619 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The customer called in to schedule a payment of $2952.19, went over insurance change on the account, and was counselled on the know your options site.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1069349985 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Welcome call complete, promised to pay $174.02 by 4/XX/19 web
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2582139425 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in reference to missing funds from the prior servicer. Borrower made the February payment on the website for the prior servicer and the funds did not transfer. Borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5702499809 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to see about adding her husband to the mortgage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6234248684 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower replied to text- stated payment had been set up
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3595173866 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower received a letter that loan will be transferred.  The borrower wants to work to have PMI removed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1323814793 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  Borrower called regarding the escrow account. Borrower sent in additional funds to be applied to
                    and documented         the escrow, but the funds were applied to the principal. Agent submitted correction for the funds to be applied to the escrow shortage.  Borrower scheduled a payment.  Borrower is deceased and Executor/XX/25/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8037438086 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in and scheduled  a payment in the amount of $740.00 for 6/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9163850041 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  05/XX/19: borrower wanted to know why payment increased to $1331.30. Escrow department stated
                                           that borrower was given $3.05 too much on surplus; advised borrower to repay the $3.05 and after payment is posted, servicer will conduct an escrow analysis.  Borrower made promise to pay $3.05 scheduled for 05/XX/19

                                           01/XX/19: The borrower advised owner occupied and was calling to make payment on website, payment processed in the amount of $1331.07.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3504809984 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  01/XX/18 Spoke with borrower, borrower called concerning a payment reversal due to a bad banking information. Borrower also had concerns about the late payment fee, agent advised valid fee and told borrower they could dispute the fee through the correspondence department .
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5411429012 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 03/XX/2018.  Comments show borrower disputed negative credit reporting due to returned payment.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2018.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Comments show borrower disputed negative credit reporting due to returned payment.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2840269549 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in and set up the reinstatement of $2249.56 for February and March. The agent provided the confirmation number.
                                           06/XX/2019 - Borrower called to make a payment in the amount of $1124.78
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1111393167 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  Borrower called for assistance.  Borrower stated has no income and should be receiving unemployment in 3 weeks. Borrower was advised of assistance available and how to submit the information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
1844834620 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower scheduled payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1234995746 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  Borrower inquired about mod docs and address for trial payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7769318340 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  03/XX/19: Borrower advised was not issued 2 billing statements, 1 was merely a welcome letter.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6323199233 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  Inbound call to make payment arrangement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3100089837 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3621822602 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called asked about payment times. Advised the borrower long as payment reaches us by the 16th of the month there will be no late fee borrower makes payment through the mail doesn't own a computer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9839868923 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to make a payment in the amount of $417.95
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5144383493 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  Commentary indicates borrower was advised of total amount due.  Borrower stated bill pay set for
                                           2/13 in the amount 1396.36.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9017420381 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  On 04/XX/2019 Borrower called to confirm February payment was received. Borrower stated will make
                                           March payment on Thursday and April payment on Friday. Borrower was advised of available options to avoid
                                           Foreclosure.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5710367587 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
6203818975 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Borrower made a payment over the phone
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4312080402 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower contacted the servicer on 02/XX/2019 to schedule a payment in the amount of $1,850.
                                           On 06/XX/2019 borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3671540607 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called for payment information and update mailing address.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9788081936 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  Spoke with borrower, borrower is aware if he does not sign and get documents back the loan could go into foreclosure. Verified checking account information and set up payment for $1701.32 to post on 8/XX/18.
                                           Borrower had to go take business
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4963951859 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  On 05/XX/2019, the borrower called and scheduled payments over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5116420089 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3098497048 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 06/XX/2019.  Borrower called regarding late fees.  The customer stated late fees were not assessed by the prior servicer and late fees are prohibited by state law.  The file is under review.  The Welcome Call was completed.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2019.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower called on 3/XX/19 to explain that the last servicer did not assess late fees and that they are prohibited by state law.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2012.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           The bankruptcy was discharged on 12/XX/2012 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4544208859 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  06/XX/2019.  The borrower called to make a payment and was advised that previous payment was returned.  The
                    from mortgagor         borrower stated there was an error with the bank.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputed credit reporting but did not give sufficient information on what was being disputed. Servicer denied credit update; issue appears to be resolved as there has been no other communication with borrower.  On 06/XX/2019 the borrower called to make a payment.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5129687749 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  The borrower stated tried to make payment but couldn't get online yesterday. Advised the borrower they could have called in unable to waive late fee.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6522293148 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to update information and stated they should be due for 4/XX/19.  The servicer stated they aren't due until 12/XX/19.  The servicer contacted the bankruptcy department who advised loan history indicated that borrower has always been ahead.  The servicer appears to have entered a bankruptcy code due to borrower being in an active Chapter
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 11.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is active.  It appears the borrower is in a new bankruptcy filing as mentioned in the collection comments dated 3/XX/19
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
6643024654 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called and made a payment of $1,251.57.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5697153391 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  a collection call was placed to the borrower for the total amount due of $5854.42 for the
                                           November and December payments. the agent's notes state the borrower was being difficult and rude, and wouldn't provided financial information or information about the hardship. the borrower wanted to know what the servicer could offer and was advised they needed to provide financial information in order to determine what the borrower could afford. the borrower stated they didn't trust the agent or the servicer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8823473371 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6793255507 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Borrower called due to payment decrease inquiry- due to escrow reduction
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7685303455 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower spoke to the servicer about recent payments and they believe a payment is missing.
                                           After review, the borrower missed December payment and they will make another payment for March payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9161061861 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  The borrower stated that he was temporarily out of work due to Hurricane XXX and processed a speedpay payment for $497.78.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 09/XX/2017-The borrower was financially affected by FEMA declared disaster Hurricane
                                           XXX which occurred on 09/XX/2017. No damage to the property was reported.
1937327925 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Mortgagor Deceased 04/XX/2019.  On 04/XX/2019, the borrower called about a letter she received about her insurance coverage.  The
                    - Executor/Heir exists agent advised the borrower to have the insurance provider send them information about the policy.  The
                    to dispose of          borrower reported that the reason for default was a servicing problem, and a payment was scheduled.  Borrower
                    property; identified   is deceased and Executor/XX/01/2015.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
2968507501 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called and scheduled a payment of 762.85 for 04/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4401420031 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  An authorized third party called on 06/XX/2019 stated the borrower lost time at work due to a surgery. They made a payment at that time.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
8096454218 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  Borrower called to confirm payment was received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6893600286 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in to request assistance making additional principal payment online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3980595372 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  05/XX/19: borrower called to check on his escorw account; stated needed to speak with someone in insurance department to clarify if payment was made; scheduled payment iao $1170.21

                                           03/XX/19: Talked to customer he called to make his payment we discussed auto pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2011.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2012 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017; damages repaired and claim was closed
                                           02/XX/2018.
8232258182 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2019.  The borrower verified their  information and made a payment of $512.27 over the phone.  Borrower
                    and documented         is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4555668743 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to make a payment. Borrower was interested in a mortgage checkup; call transferred to Sales.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1814812433 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  The borrower called to to make a check by phone and was advised to send certified funds due to insufficient funds.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1727824107 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  05/XX/2018 -- Talked to authorized 3rd party - upset because property is in foreclosure due to being 2 months behind -- RFD - curtailment of income - advised borrower to write letter since they want to dispute lawyer fees.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6752828459 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Called borrower for welcome call borrower stated she is at lunch and call was released.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7051643600 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  The last contact with the borrower was on 01/XX/2018 to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4698459072 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower called to advise just lost job. Servicer advised the borrower he will need to send in documents to be reviewed for a forbearance and that will suspend the payment for up to 6 months.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property is located in disaster area. Loan not eligible for disaster modification due to it being delinquent at time of disaster.  On 09/XX/2017 borrower stated damage to property form hurricane, water damage.  Borrower will be repairing.
1132326613 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called and wanted to go over the escrow account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is active.  03/XX/2019 "New Bankruptcy Filing"
                                           03/XX/2019 Bankruptcy title ordered
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1753430080 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower requested a copy of 1098 tax form and scheduled payment for 7/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2010.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2015 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6570024639 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to get info on last payment.  The servicer advised them of XXX.com.
                                           06/XX/2019 - Borrower called - reset online password -- made payment in the amount of $718.57
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was impacted by Hurricane XXX on 8/XX/17 (DR-XXX).  There was no damage to the property.
6277565507 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called and inquired about 1st withdrawal date for ACH.  Servicer advised set up for
                                           02/XX/19 in the amount of $2798.22
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2012.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2015 and there is no evidence of reaffirmation.  The proof of claim was filed 06/XX/2012.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8257721965 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Borrower contact, borrower stated had made the September payment on the website on 09/XX/2018, stated wrong account number was used. Borrower stated nothing had changed, didn't want to set up October payment as will need to use paycheck for that payment. Did payment for September via speed pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2009738133 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Borrower was contacted and advised the October installment is current;y due. Borrower stated
                                           payment will be made on October 3rd. Agent tried to explain the recent payment change for  11/XX/2018, but the borrower was at work and could not continue the call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7732540078 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called to make a payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3844292439 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Verbal Dispute -   02/XX/2019.  The borrower called to discuss servicing transfer.
                    Servicer responded and EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2017.  The dispute type is Verbal and the reason
                    appears issue is       is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is
                    closed                 closed.  Borrower disputing transaction fee for August payment.  borrower spoke to supervisor and dispute resolved.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: On 08/XX/2017 the borrower called to initiate a claim for wind/XX/04/XX/19/XX/07/2017 showing 98% of repairs were completed. All funds were released and the claim was closed.
1444732431 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2011.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2014 and there is no evidence of reaffirmation.  A motion for relief was filed 06/XX/2011.  The bankruptcy was discharged as Motion for relief was filed and granted.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8196229870 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Mortgagor Deceased 03/XX/2019.  The authorized third party/XX/20/XX/1/XX/Heir exists to dispose of property; identified and
                    - Executor/Heir exists documented.  The date of death is 11/XX/2017.
                    to dispose of          EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    property; identified   REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    and documented         FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6360911300 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The servicer completed the welcome call and advised of the billing, payment options, website information and disclosures.  The borrower scheduled several payments over the phone. The servicer updated the customer's contact information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
4799754321 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  8/XX/17-Borrower called in response to a collection call and stated payment had been mailed.

                                           The borrower called on 6/XX/19  to confirm the May's payment had been received
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8332035517 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Comments from 3/XX/19 indicate servicer completed welcome call. Borrower requested to speak with escrow agent to review insurance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7696477975 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
5222093325 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  The borrower called to discuss insurance payment made.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3950247431 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   05/XX/2019.  On 05/XX/2019, the borrower called to schedule a payment over the phone.  Borrower is deceased
                    and documented         and Executor/XX/25/2011.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
5330126103 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
8024705950 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  Borrower stated that a payment will be sent overnight and was advised of the late fee amount after the 15th.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3267612666 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in regarding the service transfer.  The servicer sent a Welcome e-mail and advised that payments can be made on-line.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6388192582 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower advised of payment amount and increase.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1169070193 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower made a promise to pay in the amount of $1089.35.  The borrower stated a payment was made on the 8th and and a payment came out on the 11th.  The servicer confirmed that did happen and asked if the borrower would prefer a refund on one payment.  The servicer advised the borrower the account is next due for 05/XX/2019.  The borrower advised for the servicer to keep the payment and the servicer assisted in showing the borrower how to delete the auto draft for the April payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5987195661 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Last spoke to borrower when they returned call and demo veriified loan payment was made over IVR
                                           The borrower called in and made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7047028358 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  04/XX/2019- Borrower advised servicer the number they were calling was his work number, updated cell number and hung up
                                           02/XX/2019-Borrower made a payment of $3,445.27.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1314081180 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called about billing statements and was advised they will be sent from new servicer going forward.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4459473517 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2017.  The borrower called and discussed the payment options and that they had medical bills.  The borrower stated that they would be taking funds out of their 401K to make the payments to bring the loan current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3870533692 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2019.  The borrower called in for ACH status and was advised auto pay for the 11th of each month. The
                    and documented         property is occupied by the spouse who completed an assumption modification.  Borrower is deceased and
                                           Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
7068634267 3        [3] Damaged Interior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damage remains         PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    unresolved and no      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was indication covered by  04/XX/2019.  Spoke to Borrower and they scheduled a payment in the amount of $511.59 by 03/XX/19 online.  On
                    insurance              04/XX/2019 the borrower called to get online password reset.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is flood.  The borrower called on 12/XX/2016 with a contractor on the line stating the property was subjected to flooding damages. The contractor advised they were on the phone with the insurance company when the line was disconnected. There was no evidence of a claim filed or any repairs being completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
6687619631 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called to schedule a payment for $1411.97, effective 3/XX/2019.  On 05/XX/2019 the borrower called to get help with logging into account online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3109637058 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  Borrower received final paperwork in the mail. Understood new payment and will return paperwork to us ASAP but must first get it notarized. Borrower made first payment with me through checking account.
                                           Processed payment and gave confirmation number. Advised to return modification paperwork next week for completion. Speedpay for  $530.on 06 6/XX/2018 with Confirmation Number 16901116. No Fee state.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2572790730 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Customer inquired why the IVR stated the payment made in January was $0.00. They were informed it was not updated for their account yet due to service transfer. Reinstatement and repayment plan were discussed. The hardship was resolved.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9729245353 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower scheduled 3 payments iao 650.00 to be processed on 3-22-19 and 4-3-19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
1904335882 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower called to see why he has not received a 1099.  Was told he would not get this but would get a 1098 for the interest paid.  Borrower confirmed he just made a payment on the web site. nothing further.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
6295324835 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  On 11/XX/2017 the borrower was called about questions pertaining to the inspection- no evidence of a payment made. Borrower stated there are some obstacles as to why they were not ready for the inspection.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A claim was initiated on 12/XX/2016 for hail damages caused on 10/XX/2016. The notes on 01/XX/2018 stated an inspection was received showing all repairs were completed. The notes at that time also indicated all funds were released and the claim was closed.
9028428049 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  06/XX/2019 inbound call borrower inquiring why homeowner insurance and taxes increased, borrower advised would like the tax increased error to be corrected,

                                           he wife of the borrower, who is an authorized third party, called in to schedule the 4/XX/19 and 5/XX/19 payments and requested a duplicate 1098 statement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1159782724 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower called in to confirm the refund from property taxes were applied back to escrow.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3467723731 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  Borrower called to make payment thought he was current and forgot to make payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5005422879 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1881496204 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in for general account questions and the new servicer performed welcome call and answered questions and concerns.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1034979749 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  12/XX/2018 -- Borrower called to check on when last payment cleared since a late charge was assessed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5723995054 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Outbound collection call. Advised next payment due 8/XX/18 $714.46 no further questions.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7308745423 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [2] Payoff has been    04/XX/2019.  3/XX/19-Borrower calling with questions about loan - ins- transferred and requesting payoff.
                    requested within the
                    last 60 days           On 4/XX/19 the borrower called for general account information
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2015.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is active.  The proof of claim was filed 11/XX/2017.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6457452340 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in about getting a refund for a double payment that was made on 05/11.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9357991327 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  3/XX/19-The borrower called to go over escrow balance and promised to pay $874.74 by 4/XX/19.

                                           4/XX/19- The borrower called to schedule a payment for $874.74 by 4/XX/19 via IVR
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7701578515 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  05/XX/2019.  The borrower was contacted and they stated that they made a payment on 7/XX/13/XX/17/2019-Notes
                    from mortgagor         indicate the borrower scheduled a Promise to Pay payment for $217.78. The agent advised of the payment confirmation number.
                                           irst date of delinquency updated with credit bureau.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9287272474 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The customer called in to inquire about late charge on account. servicer waived fee per correction request.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7220660216 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Inbound: The borrower called in about payment posting. Bi-weekly forms sent out via us mail.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2012.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2016 and there is no evidence of reaffirmation.  The proof of claim was filed 09/XX/2012.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
9772092526 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 03/XX/2019.  The borrower called regarding a late fee in the amount of $55.93. The borrower was informed that the fee was transferred over from the previous mortgage company.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2019.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower was advised that the late fee of $55.93 was transferred from the previous servicer.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6361881236 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  04/XX/2019 Bprrpwer emailed regarding mortgage not showing on credit report advised with the transfer it can take up to 60 days.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3015929327 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to make a payment and the servicer went over welcome call protocol.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area due to a Hurricane (name of hurricane not mentioned) as noted 9/XX/2017 and 10/XX/02017.  Hazard Claim/XX/20/XX/27/2017.
3393515451 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called to discuss total amount due then hung up.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2494302268 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in to verify if April payment was received and the servicer confirmed yes indeed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in an area impacted by a FEMA disaster (Hurricane XXX
                                           09/2017); borrower reported minor roof damage to be self repaired.
3196795324 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower asked if last payment had been received.  Agent stated it usually takes between 24-72 hours to process.  On 05/XX/2019 the borrower called to inquire about when insurance will be paid.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9286634046 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  06/XX/19: servicer confirmed both loans are current
                                           03/XX/19: The borrower called in to make a payment. The welcome call was completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7306468650 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Authorized 3rd Party called in confirm insurance information had been updated
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
2240231371 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 10/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is unemployment.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2015.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is filed/XX/09/XX/02/XX/15/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
7073268892 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  borrower called to add third party authorization also went over escrow account than went on to complete welcome call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
3560955099 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   11/XX/2018.  The possible executor of estate called to make a payment.  They stated they have not completed
                    and documented         process to become executor.  Borrower is deceased and Executor/XX/22/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
9211744046 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower updated email online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7201071071 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower requested their 1098 interest statement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3096005123 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      06/XX/2019.  Borrower called in to make payment
                    indication covered by  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2017.  The dispute type is Verbal and the reason
                    insurance              is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower called in and is disputing the late charges and the corporate advance balance fees.  Advised
                    [1] Verbal Dispute -   borrower to send dispute in writing.  Unable to locate any reference that a written dispute was sent in the
                    Servicer responded and comments.
                    appears issue is       REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the
                    closed                 reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is flood.  On 08/XX/2018 the borrower called stating the roof was damaged as well as there was flood damages inside the home due to
                                           Hurricane XXX. There was no evidence of a claim filed or any repairs being completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX.
7860407637 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  06/XX/2019.  Servicer called borrower, who stated they are at work and unable to talk. Borrower hung up before
                    from mortgagor         being verified.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Dispute resolved from previous servicer.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1145745387 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called to for account info and will be making payment online.  The servicer advised them of knowyouroptions.com.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6377542365 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  Borrower called in regarding modification and wanted to know tracking number of the modification documents.  Provided tracking number and also advised borrower that it will be delivered today.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to Hurricane XXX on 9/XX/17.  There is was minor damage to the property that borrower planned to repair.
4406855701 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2016.  The customer called in to state they received a billing statement that shows a double payment.
                                           The customer was informed there were payments received 10/XX/2016 for the October payment. They were informed the next due date is 11/XX/2016. They were informed the billing cycles were changed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4697805661 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3790677517 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      06/XX/2019.  06/XX/2019 outbound call advised total amount due, property inspection completed, borrower indication covered by  scheduled payment $793.18 by 07/XX/2019 insurance
                                           The borrower called to get escrow information and modification documents.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower noted home repairs on 01/XX/2016 and 07/XX/2016 estimated at $2000 with no evidence of resolution.  The borrower reported damage on 09/XX/2017 due to Hurricane XXX.  Damage was reported to the roof and shingles were missing.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
8889824622 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The servicer discussed insurance related issues with the borrower.  The borrower scheduled a payment over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 10/XX/2017-The property was affected by FEMA declared disaster Hurricane XXX which occurred on 09/XX/2017. Damage to the patio & roof has been resolved.
8892347353 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  On 06/XX/2019 Borrower called to make a payment. Borrower was provided with know your options for available assistance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2377823219 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower ptp $697.35 by 7-2-19 via web
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4515930328 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  05/XX/2019 inbound call borrower scheduled payment $1012.05 by 05/XX/2019

                                           Borrower called in to discuss options and was advised may have to consider repayment plan if his skips this month
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5994434074 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to advise the last payment will be returned by the bank and they will rerun it in a week or so.  NOTE: the comment is marked as a fee dispute; however, it does not appear there is a dispute involved.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4188449556 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to see if the October payment has been received.
                                           06/XX/2019 - borrower called for general account information
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2087821664 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 05/XX/2019.  The borrower scheduled a payment for 05/XX/2019.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2019.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  3/XX/2019 Per the collection comments it appears borrower had a credit bureau dispute. However the collection comments do not give details of dispute, just acknowledges dispute has been resolved
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7306517426 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  Commentary states borrower called in regarding the late fee on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5676158069 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  On 09/XX/2018 Borrower call to confirm payment made was received. Borrower was advised payment was received. Borrower stated next payment may due delayed by banking process due to storm.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2014.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 09/XX/2014 and there is no evidence of reaffirmation.  A motion for relief was filed
                                           09/XX/2015.  Commentary states Bankruptcy discharged on 09/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3450656602 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in regarding PMI removal request and payment change due to escrowed property taxes. Borrower was advised PMI was set to be removed in August 2019 and borrower requested taxes to be removed from payment. Borrower escrow account was cancelled but will still have PMI on the payments until
                                           8/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3489116039 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in and said having trouble using the mobile application.  Agent took the payment and waived the fee as a courtesy.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is not available in the information provided.  Commentary note dated 03/XX/2019 shows a new bankruptcy but no further details
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9895500818 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called about the escrow statement and the policy amount.. Advised the amount is
                                           $3200.00. Advised the borrower of the insurance and policy number. Advised the borrower of the Know Your
                                           Options website. The last contact with the borrower was on 04/XX/2019. The borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is in a FEMA Disaster Area due to Hurricane XXX noted on 09/XX/17.
                                           Property damages were noted but the borrower repaired them himself and no claim was filed.
5179255726 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The rep informed the customer of the last payment on 11/XX/18, discussed their latest modification and confirmed the loan will be monitored for the next 12 months.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5213166560 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in to advised mailed a cashier check in the amount of $2251.53  to complete the payment that of the $200.00 already sitting in suspense bucket, to bring loan current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2010.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2016 and there is no evidence of reaffirmation.  The proof of claim was filed 01/XX/2012.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6521316125 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in to confirm the account was still on auto pay. The borrower was advised it was and that payments would be drafted on the 15th of the month.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2011.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 06/XX/2016 and there is no evidence of reaffirmation.  The proof of claim was filed 06/XX/2011.  A motion for relief was filed 05/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6226875452 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      03/XX/2019.  The borrower called in to make a payment and register the account online.
                    indication covered by  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2018.  The dispute type is Verbal and the reason
                    insurance              is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower called on 05/XX/2018 and 09/XX/2018 to verbally dispute legal fees, and the servicer
                    [1] Verbal Dispute -   responded by letter on 09/XX/2018.  There was no further contact from the borrower about the fees.
                    Servicer responded and REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    appears issue is       FORECLOSURE: No evidence of current foreclosure activity.
                    closed                 BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower reported roof damage on 09/XX/2017 due to Hurricane XXX stating shingles came off.  The borrower noted no claim was filed but plans to repair.  The borrower noted on 01/XX/2018 there was ceiling damage and a claim was filed.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed. There was no mention of any repairs being completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
1443310893 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2017.  Spoke with borrower asked about the extra $45.00. Advised that was from September 2016 form when the loan was 30 days past due and we had property inspections ongoing. Advised of payment due date and consequences. Advised of seterus.com. Advised of continued phone calls and letters.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9522530899 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  the borrower was contacted and advised the 2/XX/19 payment of $968.06 was still due. the borrower stated they will have the social security check by the 20th of the month, and will pay then.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2153213456 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  The borrower called in regarding PMI removal, they were advised they did not qualify and to contact the Appraiser if they disagree with the findings.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3286064199 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  Borrower updated payment to draft from 05/XX/2018 to today.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7387643606 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  Commentary indicates borrower called to have his wife's name changed and the address changed.  He also wanted to be authorized to speak on the account.  Borrower was placed on the line and advised of the documents needed for name change.  Representative advised spouse that he is already granted authorization as he is the husband of the borrower but if he wanted his name showing he could upload the authorization.  Agent provided borrower with fax information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7533471708 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  On 01/XX/14/XX/14/2019  for $488.22.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1530079045 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   02/XX/2019.  The borrower was advised that as of 2/XX/Heir exists to dispose of property; identified and
                    and documented         documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3796279099 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  05/XX/19: borrower called to go over recent escrow analysis; servicer also went over loan transfer details
                                           02/XX/19: The borrower verified information and inquired about the transfer to the new servicer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9709950678 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  The borrower called in to request that the extra payment go towards fees.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1867218184 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    requested within the   PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower requested a payoff.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3495979036 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to request that the 1098 form and loan number  be emailed out to her
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
1481828432 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  The borrower called in wanting to reinstate the loan using 401k due to the modification being denied.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4832718235 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower contacted the servicer on 03/XX/2019 to schedule a payment in the amount of
                                           $2,464.80.  On 05/XX/2019 ATP called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7633879336 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower had questions regarding the payment change effective May Xst. The agent went over the modification details.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 09/XX/2017 The borrower stated that they fell behind due to a FEMA declared disaster
                                           Hurricane XXX which occurred on 09/XX/2017. No property damage was reported.
7772742342 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2017.  The borrower called in for information on reinstatement and was advised. The borrower took funds from their 401k.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4715511445 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2016.  The borrower called regarding taxes because they are still receiving bills and was not sure if bills would be paid by her or Seterus.  The borrower was advised Seterus would pay taxes.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5721470276 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to request a copy of the mod agreement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1447964780 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  The borrower was contacted to secure payment. The borrower stated the reason for default was due to borrower illness, and they are on light duty work and receiving workers comp. The borrower will make the payment via bill pay on 08/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3160010652 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower inquired about payment posted to principal.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1614401405 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   01/XX/2018.  Servicer called for payment. Borrower stated payment will be made by end of month.  Borrower is
                    and documented         deceased and Executor/XX/16/2008.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1541176340 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2016.  The borrower called in and stated hardship due to excessive obligations. The borrower was advised to apply to be reviewed by the Hardest Hit program. The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3555461605 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  Borrower called to make a payment and requested assistance with the loan. Agent advised the borrower about a modification and mailed the packet to the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4606111784 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   04/XX/2019.  04/XX/2019 Auth 3rd party- went over payment info and provided email address to send deed and
                    and documented         death cert.
                                           03/XX/2019-Authorized 3rd party called to discuss the servicing transfer.  Borrower is deceased and
                                           Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5318140078 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower scheduled a payment over the phone. The reason for the delinquency was due to the illness of the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5822136587 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called in regarding getting assistance with logging into website. Agent assisted and borrower advised that fees should not be on account. Agent advised they would need to be removed. Agent sent borrower a verification link for new Gmail email for online access to account.  The borrower mentioned dispute and servicer gave fax number to send in a dispute.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4473234400 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called to discuss MOD stated docs signed and notarized
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 11.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is not available in the information provided.  03/XX/2019 New Bankruptcy Filing
                                           10/XX/2018 "Bankruptcy file?: Terminated"
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4367734906 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to make a payment. The last contact with the borrower was on 03/XX/2019. The borrower phone number was updated.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9073305063 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  The borrower called to make payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4341310090 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 01/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The authorized third party calling in regards to billing statement showing due for $3697.38. The representative advised we changed the times we sent out statements and it was send before we received November installment so it's showing total amount due on December 1st if payment for November was not made. The representative also advised we sent letter November 8th and received payment November 10th and advised we can secure payment for total amount due for free. The authorized third party states need to transfer funds. The representative advised can do it for tomorrow's date to save time. The authorized third party states that is fine. The representative advised we need banking information since we haven't taken a payment before. The authorized third party states doesn't have the information. The representative asked if online banking or has a blank check. The authorized third party states will just send it tomorrow. The representative advised can secure for tomorrow to try to avoid collection calls. The authorized third party declined and will do how normally does through bank bill pay. The call unexpectedly disconnected./XX// On 04082019 the borrower called to make payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
7612889973 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called regarding the transfer 3/XX/19 since has bill pay reoccurring with the bank.
                                           The representative advised the borrower would have to alert the bank on any payments after 3/1 would be made lender.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7464175710 3        [3] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damage remains         PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    unresolved and no      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was indication covered by  04/XX/2019.  The borrower called in to verify when they would receive their statement.
                    insurance sufficient   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    to cover repair        REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is vandalism.  The borrower noted on 03/XX/2017 that the house was broken into resulting in structural damage.  The borrower was directed to the insurance company.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is
                                           UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7054765245 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Spoke with borrower, borrower is upset about the fees that were carried over by the prior servicer
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2731402802 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The last contact with the borrower was on 02/XX/2019 to discuss reasons for delinquency and next steps.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3163495509 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called on 3/XX/19 and scheduled a $2949.01 payment for 4/XX/19 and verified the payment would come from the personal bank account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6889561019 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  The borrower advised that the January installment was paid.  The agent advised that the last payment was received on 12/XX/17 which was applied to December's payment. The customer stated that she will check the account when she gets to work.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3944542546 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8883439152 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3972577883 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The customer called about getting their private mortgage insurance removed. The customer was informed of options. They stated they did not want to move forward.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9659438033 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Borrower called in about the wrong amount that was paid through bill pay. Borrower asked for the late fees to be waived.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4402247111 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  On 4/XX/2019, the borrower called in to request the removal of fees and was advised they could not be removed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9833459206 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4169196918 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  The borrower called in for the loan number.  The borrower is trying to pay the balance of
                                           $345.86.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9968773183 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to get access to the website. The agent reset their password and the call disconnected.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4481829513 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
5399568602 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  Borrower called regarding the 1098 form, because it had not been received yet
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4528532022 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 02/XX/2019.  On 02/XX/2019 Borrower called to schedule a payment. Borrower stated reason for default was due to medical bills. Borrower received notice of loan transfer. This information was discussed with the Borrower.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2016.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  On 04/XX/2016 there was a payment dispute. Borrower was explain the break down of the pay history that included the payments and fees. The issue was resolved.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9207117044 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  On 02/XX/2019 Borrower was called in reference to payment due. Borrower stated just made a payment online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6761186223 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Authorized third party inquiry if payment has been made. Stated is okay to speak English for the duration of the call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1448999911 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The borrower called in to get a copy of the recorded deed and the agent advised that the county has the recorded deed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9028161068 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  The borrower called to set up payment for March. Advise total amount due $417.19 and customer was aware of the $10 processing fee. Process payment for $417.19 for 03/XX/2018. Servicer advised new payment amount $478.44.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7745374809 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called to confirm payment received
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4179180419 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1274906287 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower called to set up a payment.  The borrower stated that illness was the reason for default. The payment was set up.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8315893793 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2016.  On 12/XX/2016 Borrower returned a call due to payment past due. Borrower stated reason for default is excessive obligations. Borrower scheduled a payment. Borrower stated not interested in a repayment plan wants to bring loan current without assistance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3112433374 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3233512485 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir
                    property; identified   exists to dispose of property; identified and documented.  The date of death is unknown.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
6130267328 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to make a payment for the next few months with extra interest.  Payments scheduled for 5/XX/19, 6/XX/19 and 7/XX/19 in the amt of $2862.40.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8173846157 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The servicer spoke to the borrower and performed welcome call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8737451965 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The customer advised an online payment was made and the rep confirmed their loan number and completed the welcome call after being recently service transferred.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
1533673246 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1511317667 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Verbal Dispute -   02/XX/2019.  The servicer advised of the total amount due, fees, verified banking information and processed
                    Servicer responded and the borrower's payments over the phone.
                    appears issue is       EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2018.  The dispute type is Verbal and the reason
                    closed                 is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower was disputing fees.  The servicer provided instructions to send in the dispute.  There is no evidence that the borrower sent in the request.  The servicer explained the fees over the phone.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2640420210 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  The borrower spoke with an agent and advised they would be sending in paperwork to see if they can have it submitted for ACH. The agent advised they have and ACH on their account already. The agent advised that they won't need to submit a new request unless they wanted to update something.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4424594137 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Customer called to verify speed pay set up for today. Confirmed and also set up speed pay for Feb and March. Advised possible late fees due to being paid at end of month.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1033558061 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 02/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  Borrower called on 10/XX/2017 to request the address to mail a payment and the loan number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8063192666 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 03/XX/2019.  The borrower called to make a payment and to ask for password reset for online account.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower stated they sent in documents to have escrow separated from regular payment.  Resolved.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9772050235 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  The customer called in to confirm if she has to use western union speed spay in order to schedule a payment online. Advise  yes that is the only method on our company website. I also advised of the payment change for July to $ 1548.14  which increased due the taxes and insurance increasing.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5365435157 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Authorized third party called in and made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9540505253 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The customer called in to make sure ach is setup and that it wont be late. Promised to pay
                                           $708.53 by 04/XX/2019 via Web.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7582312576 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1910599227 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  04/XX/19: borrower scheduled payment iao $1846.81 for 4/XX/19
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7868272412 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  06/XX/2019 inbound call

                                           The customer stated they signed up for automatic payments over 30 days ago. They were informed some of the paperwork was received, but not all. It was recommended to sign up for automatic payments on the servicer website. They scheduled a payment for 12/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9627579926 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Borrower called to make a payment on  the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6608348388 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower advised the March payment was mailed out.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2013.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2013 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6844713928 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to get their tax forms.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6228806473 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Borrower called to make a payment in the amount of $1,058.75 dated for 12/XX/2018
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9652830741 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
3140747965 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  2/XX/19 Borrower called re transfer, confirmed transfer advised use Seterus loan number until welcome letter received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1874532670 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called and wanted to verify bankruptcy code has been removed advised that it was and we are now reporting loan to the credit agencies.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2012.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 04/XX/2013.  A motion for relief was filed 07/XX/2010.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7010389984 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  The borrower verified their information and confirmed they had mailed their payment on
                                           08/XX/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8606560079 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2017.  Co-borrower called with questions on escrow account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9609012510 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Welcome call was completed with the borrower who scheduled a payment. Borrower also requested late fee removal.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1452888109 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in with questions regarding the loan transfer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017. A claim was filed for damage due to Hurricane XXX on 09/XX/2017.  Claim funds in the amount of $11634.03 were endorse and released on 01/XX/2018.  The claim was closed on 01/XX/2018 due to the claim being less than $10000.
                                           A prior claim was filed for water damage that occurred on 04/XX/2016.  Claim funds in the amount of $5345.14 were endorse and released to the borrower on 05/XX/2016.  The claim was closed on 0609/2017 due to the claim being less than $10000.
1184314537 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The borrower called about billing statement showing amount owed.  The borrower spoke about completing trial modification recently.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9691835334 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2016.  The borrower called in to see why their payment had increased, advised it was due to the modification.  The borrower advised the renters would make the mortgage payment for them.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7134858648 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  The borrower called in to request a PMI cancellation package and the total amount due.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2767024352 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  03/XX/2019- Spoke to auth 3rd party- no other info provided
                                           03/XX/2019-Borrower called to get their 1098 sent out. Associate went over the transfer information and completed the welcome call and informed borrower third party authorization was received for spouse. Comment dated 02/XX/20188 ATP called to obtain information for the insurance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8959169790 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   05/XX/2019.  08/XX/2018 inbound call spoke with executor of estate, advise of total amount due $1795.57, set
                    and documented         up payment  On 05/XX/2019 borrower called to request to have payment applied to principal only.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1798745771 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower updated account information and was provided QA statement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 03/XX/2017 Commentary states Hazard claim closed. Funds were released on the claim.
7078628676 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 11/XX/2017.  Comments show contact with borrower regarding open charges on account. Servicer went over charged and amount due on loan.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower wanted to cancel the trial, had an issue with payment listed as being withdrawn on the billing statement.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6195362070 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Borrower advised he wired 2 payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4325880681 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  Spoke with borrower advised of next payment due of 1504.98
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6154681613 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2017.  Borr called regarding payment amt.  Why has it increased. Explained it was from the escrow analysis. It should be in the mail borr has not received it yet.  would sent it again.  Borrower wants to may the shortage in lump sum.  Was instructed to pay it with the coupon in the letter.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3250673867 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The borrower was advised of the total amount due.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7314526956 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  06/XX/2019 Welcome call, RFD payment adjustment, payment scheduled for 06/XX/2019, advised KYO site.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6163075727 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to make a payment.  They were advised of knowyouroptions.com.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4890718267 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Commentary indicates borrower was contacted about payment.  Borrower stated she was going through an temporary hardship resulting from medical and family expenses since September.  Borrower was at work and stated she had to return.  She advised the current payment would be made on the website today and December payment is uncertain regarding when payment will be made.  She advised she would call back.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2731586806 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  On 06/XX/2019, the borrower called and scheduled a payment over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1522329706 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Called borr and third party answered regarding late payment.  explained about the grace days and call was dropped.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9128652121 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
6046959769 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower promise to pay on 02/XX/2019 in the amount of $1,539.53.

                                           The borrower  called on 6/XX/19, promised to pay $638.38 by 6/XX/19 via IVR
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1957648205 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The servicer completed the welcome call and discussed payment information, billing, payment options, website information and disclosures.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2392640995 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2017.  The borrower called in had question about reamortization documents received advised the borrower step rate is listed on the reamortization agreement. Confirmed payment for the borrower advised reamortization recalculates the monthly installment based on the paid down principal balance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2328091400 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Borrower contact, obtained updated hazard insurance broker, borrower did not want to set up payment as it is scheduled online. Discussed payment arrangements for the month of December.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5564104091 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower scheduled 2 payments
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6472162258 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower inquired about PMI removal
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2566481500 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Borrower states her daughter will mail the payment the first week of the month and terminated the call due to illness.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2104601953 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  12/XX/2018 -- Borrower called - informed of next payment due amount -- advised borrower the statement had come out before the payment was received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9312589016 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to verify receipt of payment and was advised payment was was received and scheduled for 4/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2806637823 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
4853935999 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The customer scheduled a payment of $708.51 and was counselled on the know your options site. The rep also completed the welcome cal after being recently service transferred.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5406995463 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in for general account information and to schedule a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7508946291 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in to go over escrow shortage  rep advised escrow shortage amount is .76 cents and will be spread out over 12 months.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5075941296 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Borrower called in for the monthly payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3150836946 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in to find out how to deposit an insurance refund check.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2012.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  It is unclear when the bankruptcy was closed and unknown if it was discharged or dismissed.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5668197364 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  04/XX/2019-Notes indicate the borrower scheduled a Promise to Pay payment for $1697.16 effective
                                           4/XX/2019. The agent advised of payment confirmation number.

                                           The borrower verified their information and made a payment of $1,697.16 over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6655421815 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  06/XX/19: borrower called to schedule payments for June and July iao $946.36 dated 06/XX/19 &
                                           07/XX/19

                                           02/XX/19: Spoke with borrower calling in regarding transfer and needs to know what monthly payment will be.
                                           Advise monthly installment payment would be $946.36. Explain terms will not change.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to Hurricane XXX on 9/XX/17.  There is no damage to the property.
3524424546 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Inbound: Borrower inquired as to why statement hasn't been received. The borrower was advised one would be sent out.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
8215202592 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called to make a payment on the account dated for 3/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4229546276 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  Spoke with borrower advise total amount due $1132.45 and late fee 38.68. Borrower stated mailed priority bur has not posted. When tracked shows arrived in LA but does not see its posted as of yet.  Offered
                                           ACH states does not want to do that. Verified online that mail is delayed due to mail services and in transit.
                                           It should come in any day. Verified 13.77 on statement is form property inspection. Advise to check back in a few days.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5396071086 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Last spoke to borrower when they called inbound to discuss the loan and payment was scheduled for the loan. Borrower called in regards to inquiring about insurance company name.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6173312892 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  3/XX/2019 - Borrower spoke with agent discussed account status, completed welcome call and authorized payment $947.35 to process 4/XX/2019.
                                           06/XX/2019 - Borrower called for information regarding the posting of a payment - promises to pay $986.76 by
                                           06/XX/2019
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3746626547 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The customer called in to get  payment information. The welcome call was complete. 05/XX/2019 borrower called, returning prior call, XXX site was counseled.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA declared disaster area due to Hurricane XXX which occurred on 09/XX/2017.
4587005791 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  On 4/XX/2019, the borrower called in to inquire about a payment that they had made and the servicer confirmed it had been received and posted.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6846222666 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   04/XX/2019.  The borrower called to make a payment.  Borrower is deceased and Executor/XX/27/2016.  The
                    and documented         dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates
                                           Servicer responded and appears issue is closed.  The borrower disputed a returned payment and that they should
                    [1] Verbal Dispute -   not have to pay a late charge.  The call was escalated and the borrower confirmed bank information and was
                    Servicer responded and advised of ACH payment options to avoid future late fees. The notes indicated the fee was waived.
                    appears issue is       REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    closed                 FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8948390416 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2391407791 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in to verify if we received April payment. Advise the customer not as of yet, allow three days for her bank to send payment. The borrower promised to pay $2821.39 by 04/XX/2019 via Bill
                                           Pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7607197892 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Call and spoke with non-authorized party, when i asked for the borrower the party advised that she is the borrower and  that she paid her mortgage and that she has another mortgage company so we have the wrong number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3177707249 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
8687308588 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   04/XX/2019.  The borrower was confirming that they are the successor on the account and no longer needed the
                    and documented         deceased removed from the account title..  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9133064946 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2017.  Non authorized 3rd party, contact borrower not available to discuss not authorized will call back.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6641266293 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  Notes indicate the borrower calling regarding their escrow shortage and if they need to pay it all at one time or if it's spread out. The agent advised that borrower doesn't need to pay the shortage at one time that it's spread out by having their payment increase to cover it. The agent advised the borrower of the different payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5459347960 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called in regarding the status of the account.  The servicer advised the borrower of the service transfer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8513756355 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The customer called and made a payment in the amount of 2044.73 for 6/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5100009791 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  06/XX/2019: A3P called to make payment iao $1208.59
                                           10/XX/18: Borrower contact, set up 3 speed pay payments for October, November and December. The servicer mailed an Ach form for the borrower to set up automatic payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8429832700 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
8914515779 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called and stated the payment would be mailed in.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3160027097 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   11/XX/2017.  Spoke to authorized third party and proceeded to discuss status of account. Authorized third
                    and documented         party said wanted to request the copy of her VOM for the water company.  Borrower is deceased and
                                           Executor/XX/19/2016.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
9570089782 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Comments show borrower called to make sure her trial payment was scheduled.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7960406437 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to advise of final mod docs being sent.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4194994882 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  The borrower inquired as to why the payment has not been withdrawn from her account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9991591192 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
1561569830 2        [2]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Active          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    insurance claim but    05/XX/2019.  Borrower called in to make sure we had the insurance policy information from prior servicer
                    unclear who holds      EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    funds or covered by    REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    bid                    FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           A claim was filed for roof damage that occurred on 09/XX/2017 due to Hurricane XXX.  Claim funds in the amount of $14424.17 were endorse and released to the borrower on 12/XX/2018.  Additional funds in the amount of
                                           $20339.95 were endorse and released to the borrower on 03/XX/2019.  The contractor bid was received on
                                           03/XX/2019 in the amount of $27500. 6/XX/2019 Left message for borrower to set up completion inspection. The claim is classified as enhanced endorse and release and pending the final inspection.  The damage repair amount is estimated at $34,764.12.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
8595287425 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  02/XX/2019.  The customer called to verify their historical banking. They also processed a payment for
                    from mortgagor         2/XX/2019.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit dispute was resolved for the service transfer.
                                           Retained the 30 days delinquent for 2/2015 from previous servicer.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8381894367 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Demographics verified.  Borrower made promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5319848360 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2360483484 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  03/XX/2019- General information was updated by borrower. Comment dated 03/XX/2019 borrower called for payment information. Comment dated 01/XX/2019 borrower stated they made payments on 12/XX/26 and today and the system is still showing due for December. Associate advised of the missed payment for August. Borrower stated they would be making a payment by 01/XX/2018 in the amoung of $518.87 and associate advised of the payment change due to escrow with payment amount of $600.66 and if pay anything less will cause another month due. Borrower then inquired about late fees in the amount of $245..48 and providing contact information if they want to dispute. Comment dated 01/XX/20187 borrower called to speak with the hazard claim/insurance department.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5156021297 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  06/XX/2019- Borrower called to make payment.
                                           03/XX/2019-The borrower spoke to the servicer and went through welcome call.  They made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9415916039 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  Outbound call was placed to collect on total amount due. Agent advised borrower of recent escrow analysis and that mortgage payment would decrease as of 12-1-17.Borrower made payment iao 2595.42 with processing date of 11-XX-17
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2725682614 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  The customer called in to have their online account reset.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1392389764 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Written Dispute -  08/XX/2018.  Commentary states borrower called in regarding a modification question.
                    Servicer responded     EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2018.  The dispute type is Written and the within 60 days and no  reason is Flood dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days further communication  and no further communication from mortgagor.  Commentary states there was a flood dispute. National Flood
                    from mortgagor         Services attached flood discrepancy letters for multiple properties - no LOMA/LOMC or Flood determination
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2558536799 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      03/XX/2019.  The borrower called in to confirm the due date for the payments and was advised it is the first.
                    indication covered by  The servicer confirmed the autopay is scheduled to come out on the 15th and reminded the borrower of the grace
                    insurance              period.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    [2]                    REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    Damaged/Occupied/FEMA  FORECLOSURE: No evidence of current foreclosure activity.
                    Zone - Active          BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    insurance claim but    LITIGATION: There is no evidence of litigation on the file.
                    unclear who holds      TITLE ISSUES: There is no evidence of title issues.
                    funds or covered by    PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                    bid                    The borrower reported roof damage on 09/XX/2017 due to Hurricane XXX.  The borrower stated did not file a claim. A new claim was filed for damage that occurred on 01/XX/2019.  Claim funds in the amount of $8327.75 were received on 02/XX/2019.  The claim is noted as partially monitored and is pending the adjuster's report and documents.  The details of the damage were not provided.  The damage repair amount is estimated at
                                           $8,327.75.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
                                           A prior claim was filed for water damage that occurred on 07/XX/2017.  The claim was closed on 07/XX/2018 due to all funds released and a 72% inspection. An approval was received to accept the reduced inspection as final due to the borrower cleaning the carpet instead of replacing.
4683148535 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Commentary states authorized third party called in regarding amount due listed on billing statement. Third party was advised payment was received after statement was generated.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
6684770688 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  06/XX/19: borrower called in regards to making a payment in the amount of $1181.00; RFD is
                    and documented         excessive obligations

                                           03/XX/19: The borrower inquired about a deed in lieu, stated unable to keep up with the property and wants to turn the property in. The borrower was provided with other options and advised would call back when ready to start deed in lieu process. The borrower also canceled auto pay.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8469081477 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  Borrower ptp 1073.40 by 6-20-18
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2448878332 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7302100055 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Borrower called to see if they had the flood insurance declaration page.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8047226727 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to ensure payments have not increased.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4802867982 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  The authorized third party spoke with an agent and wanted to make a payment. The agent advised that the final modification documents had been sent out on 07/XX/1. The agent advised that once the documents were returned, the modification will be completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA disaster area that was impacted by Hurricane XXX,
                                           DR - XXX, as noted on 09/XX/2017. There were no damages to the home.
2182868266 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  Borrower was contacted on 06/XX/2018 and reported the reason for default was a death in the family and unemployment, confirmed owner occupancy, and declined a repayment plan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2364305581 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  4/XX/2019-Notes indicate the borrower called regarding confirmation the insurance carrier. The agent advised that no policy information was not received and and to contact the previous servicer for the policy information

                                           The agent advised of the grace period and total amount due. The borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5700576789 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  05/XX/2019- Borrower called with ACH question
                                           01/XX/2019-The borrower called to update her auto draft date.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2988050881 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2017.  The called in to make payment and the servicer advised the total amount due $1653.60. Since then there has attempts to contact the borrower, but contact has not been established. There have been many skip trace efforts to attempt to obtain a successful contact number for the borrower. The loan has been current throughout the review period, but the payments are not made on time.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5948844977 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower made payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8157945479 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called regarding credit dispute.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4064061872 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower had difficulty locating the account language barrier no computer or compute knowledge.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9906755244 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  On 10/XX/2018 the borrower called in and made a payment for 10/XX/2018 in the amount of 1396.29.
                                           They had to change payment date due to someone taking money out of their account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6222219595 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower contacted the servicer on 03/XX/2019 to schedule a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2752644553 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called for insurance information and made a payment for April.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
7459000034 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower received their welcome call and verified their information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone noted on 03/XX/2018.  No damages were reported.
3291581011 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  The borrower called needing assistance retrieving statements from Seterus.com
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6376655144 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  The borrower stated that his RFD was due to a delay in receiving his paycheck. He scheduled a payment in the amount of $1340.03 to bring the loan current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8898334552 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  On 06/XX/2019, the borrower called to make a payment over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2011 and there is no evidence of reaffirmation.
                                           Chapter 7 bankruptcy case  XXXXXXXX discharged 3/XX/2011. The actual filing date was not provided in the notes provided.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5266855833 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called regarding a double payment.  The borrower is set up on autopay.  The borrower stated they saw a reversal and was concerned and made another payment online.  The servicer spoke to the bank who stated one payment was posted and one was pending.  The servicer requested that the reversed payment be posted and advised the borrower it would be 24-48 hours for the funds to be refunding.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1021260574 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The borrower stated they received a statement indicating double billing.  It was explained that statement sent prior to the most recent payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2805266876 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Called borrower regarding their January payment. The borrower stated a check for $985.00 was mailed 1-5-19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4829413060 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Spoke with the borrower, advised of the total amount due, the borrower stated they thought they had automatic payment. Took payment in the amount of $885.32.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6175872551 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      05/XX/2019.  Borrower called inquiring about possible deferment. Servicer advised they would have to submit indication covered by  modification paperwork to be review, borrower declined.  Borrower is deceased and
                    insurance              Executor/XX/19/XX/11/XX/31/XX/15/XX/19/XX/31/XX/25/XX/27/XX/14/2017.

                    [1] Mortgagor Deceased
                    - Executor/Heir exists
                    to dispose of
                    property; identified
                    and documented
1452050914 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7029199768 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower requested a copy of the 1098 form and scheduled a payment for 5/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2221506126 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9110634749 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Commentary indicates borrower advised she will be out of work for 6 weeks due to an up coming surgery and wanted to defer December and January's payment.  Advised we dont offer deferments but could look into a repayment plan program.  Borrower was concerned that the repayment plan would impact her credit and stated she would be able to make her payments.  Call was disconnected.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7895309800 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Last spoke to borrower when they called inbound and regular payment was set up for the loan
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4587289998 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      06/XX/2019.  Borrower called to make a payment but wanted to avoid the fee borrower stated she will go online indication covered by  borrower than made a payment.
                    insurance              EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower reported property damage on 10/XX/2017 due to Hurricane XXX.  Damage was noted to the roof and shingles and water was leaking in from cracks in the outside of the house.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
5237116292 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to follow up on escrow shortage payment sent by certified funds.  Agent advised it has not posted but stated will call borrower when it does.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1412305288 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in to discuss escrow shortage and payment change.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
6318577215 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in to schedule a payment for 04/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4953923596 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2017.  Called borrower to check on payment.  Borrower thought he had paid it would check with his bank.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5244271940 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  Borrower inquiry in regards to the escrow overage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3355278595 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Borrower called to inquire about why the payment did not show as posted. Borrower declined to set up payment by phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8954502925 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in payment for $1,660.866 for today.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
5861349566 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in and scheduled a payment in the amount of $1,719.12 by  bill pay 04/XX/19 to receive by 4/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2647123969 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to make payment and was provided with her new account number
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7259378799 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4249032819 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1742945328 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5713241357 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  02/XX/2017 Borrower requested payment history and had payment questions, Lender advised she is due for march, additional funds being paid by borrower are being applied to installments paid in bankruptcy and insurance is not being paid by escrow; 05/XX/2018 borrower stated that she is no longer represented by attorney, lender advised that communication from the attorney would be required, borrower asked about statements/XX/14/XX/18/XX/0/XX/2018-call was disconnected.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2012.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2016 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9460347882 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  On 11/232018 spoke to thw borrower who called in for a password reset due to locked out.
                                           Discussed the steps to reset password.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1515582604 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower inquired about the loan transfer and was advised it could take 30 to 60 days for a full transfer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to Hurricane XXX noted on
                                           09/XX/2017.  No damages were reported.
8971122454 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and
                    property; identified   Executor/XX/13/2015.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5287613409 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in for late payment information
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1764216833 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in  to make a payment of $1857.52 and welcome call completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1126987116 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  the authorized third party power of attorney called in for assistance with the website to set up
                                           ACH payments. the agent verified the email address and resent the email verification link. they confirmed the account was due for the January payment and the agent advised of the steps to set up the ACH as well as setting up the payment on the website. comments from 1/XX/19 state the POA has taken over the financial responsibility for the borrower because they are no longer able to remember things.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7178414640 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Per commentary dated for 04/XX/2019. Welcome call and customer inquired about payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
4864615718 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  03/XX/2018 reason for call modification status check. Borrower wqanted to know why her billing statement reflects a payment due date of 4/XX/18 . Borrower executed modification documentation states payment will begin 3/XX/18.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7683203091 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Commentary indicates borrower called wanting to know the reason for the modification denial.
                                           Agent provided the information from the LMTN notes dated 12/XX/18. Agent stated she is expecting a retro check from her employer and will be paying 600.00 for December  on 1/XX/23 for the January payment.  Borrower stated
                                           going forward she will be able to remain current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2058232734 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  8/XX/2018- bwr called in to get assistance regaining access to seterus.com assisted bwr in getting password reset bwr advised will be making pmt online
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9005505134 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to make a payment and inquired about purchasing a new home.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5501425258 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  Borrower called to get the loan number for the account. Borrower also advised that he will make a payment on 9/XX/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2837219494 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower discussed setting up online bill
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2199989746 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
6343142750 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  On 11/XX/2018 Borrower called to pay late fees on the account for 50 percent waiver.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5633342768 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in to discuss mortgage payment and due date.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6321934403 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Comments from 2/XX/19 indicates borrower called to review loan amortization and loan terms.
                                           Servicer provided information along with insurance info and escrow shortage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3378811514 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower received a welcome call on 3/XX/2019 and proceeded to make a payment.  The servicer advised them of knowyouroptions.com.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7678161933 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  On 9/XX/2018, spoke to the borrower who was informed of an approved trial period for a loan
                                           Modification. Discussed the grace period, consequences, expectations and the next steps. The borrower stated
                                           the trial payment was returned due to NSF on 9/XX/2018. Went over options to avoid foreclosure.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2014.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2014 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3479150099 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  The servicer informed the borrower on 05/XX/2018 that the total amount due is $1,506.88.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4217824193 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Mortgagor Deceased 06/XX/2018.  The customer authorized party was contacted and they stated that they had issues logging on to
                    - Executor/Heir exists the website, provided the total amount due and re set the portal access.  Borrower is deceased and
                    to dispose of          Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                    property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3245895593 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      01/XX/2018.  The borrower stated they plan to bring the loan current by February.  They do not need a indication covered by  repayment plan.
                    insurance              EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is vandalism.  The borrower called on 01/XX/2018 advising the property was a duplex and tenants destroyed one of the units. The borrower advised they spent $5,000 to repair the unit so it could be rented out. The borrower also advised they needed to file a claim for $4,500 to repair the roof to the property. On 06/XX/2018 the borrower indicated they still needed to file a claim. There was no evidence of an inspection being completed to confirm the repairs. There was no indication of a claim ever being filed.  The damage repair amount is estimated at
                                           $9,500.00.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area noted on 11/XX/2017. No damages were reported.
5351156108 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
1871896272 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  The customer stated to the servicer on 01/XX/2018 that she called in a couple days ago and was told to call today about making payments but loan was still not current. The servicer then advised that they were still in the process of executing Modification on the loan and should show current with the next few business days. The property is owner occupied, and the loan is currently performing.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5981692167 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The servicer called the borrower to discuss the final modification documents and stated the documents were sent out last Monday have you received. The borrower confirmed has not received modification agreement. The servicer stated will call back on Friday.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2367854069 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The servicer provided the borrower on 03/XX/2019 of the phone number for HUD assistance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1018337577 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  03/XX/2019.  The borrower called in to authorize spouse for the life of the loan and to make a payment.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2018.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A written dispute was received on 10/XX/2018.  The borrower was disputing the delinquency and stated payments were misapplied.  A response was sent to the borrower on
                                           10/XX/2018 stating the installments were applied correctly and the request for correction was denied.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3987046231 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  On 3/XX/2017 spoke to the borrower and advised of the total amount due and expectations of the late payments. Advised of the $25.00 bad check fee. The borrower stated someone breaking into the mail boxes and mail being stolen. Advised not our error in the fees and fees on account. Discussed securing payment for next month, processing fees and phone payments. On 04/XX/2019 borrower called to request a copy of the 1098.
                                           On 04/XX/2019 the borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9045986194 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower called to see if she can split up her payments to be drafted from 2 different bank accounts. The agent assisted and the borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3198269505 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in wanting to confirm payment processed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3412636894 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  On 5/XX/2019, the borrower called in to discuss general account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4632161925 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Third party, borrowers wife, called to get servicer information on the account. The borrower made a payment arrangement for $1,765.15 for 03/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6223370331 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The borrower called feels paying too much and wants to know what's going on. Advised the borrower signed up for modification and will send paper work.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1158624134 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  On 12/XX/2018 spoke to the borrower who made a payment for $100.73. Advised the borrower of the total amount due for $1000.73 and gave ACH information. The borrower declined to post date a payment for two months.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1383745925 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  On 4/XX/2019, the borrower stated they will go onto the website and make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Borrower was impacted by hurricane and suffered loss of wages and appears damage to property as well but all damages have been repaired and loss draft issued for loss.
6491867907 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8942670927 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  The customer called in to provide the Banking information to make the payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2691674341 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Borrower called in request for loan modification.  Advised borrower not showing a modification.
                                           Advised borrow can send ARM notice and original note.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2011.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2012 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8351338067 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower made a promise to pay in the amount of $2094.68 by 04/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5907582778 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Borrower called to advised that he did not want to do the loan modification but  will make the payment online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8976741924 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower received their welcome call and discussed setting up their online account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to Hurricane XXX noted on
                                           12/XX/2017.  No damages were reported.
9971166822 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Borrower called in to schedule payments on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4195495288 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called about payment, escrow, and account information.  The servicer advised them of
                                           knowyouroptions.com.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: An insurance claim was noted as closed on 6/XX/16.
5711840229 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   12/XX/2018.  The authorized third party state the reason for default was given on call was death of principal
                    and documented         borrower.  The authorized third party did not have last 4 of SSN of the deceased.  They stated they will deposit money into their account to make a payment soon.  Borrower is deceased and Executor/XX/05/2016.  No damages were reported.
8229905840 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 02/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Last spoke to borrower when they returned call to discuss the loan and welcome call completed. by new servicer. Borrower called to inquire about where to mail the payment for the next month.  Agent advised the borrower if payment is made before March it can be sent to us but after March the payment would need to
                                           got to the New Servicer.   Borrower made a payment with the Agent.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8785719611 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
5123006329 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  On 2/XX/2019 spoke to the borrower who made a payment for $2269.46 effective 2/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5261977827 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  06/XX/2019.  The borrower made a promise to pay.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower sent in a credit dispute.  A response was sent to the borrower needing a signed written request with documents to support the dispute if issue still remains.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3064187239 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5243408651 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower inquired account status and was advised about service transfer letter and ability to access tax forms on the website.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
2674695495 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2017.  Borrower was contacted on 05/XX/2017 and advised that the payment increase after the last loan modification had caused a hardship, but advised that another payment was forthcoming.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7497323048 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to make a payment and was advised of knowyouroptions.com and also disputed late fees from previous servicer.  The servicer advised would need to research it and put them on hold.  The call was disconnected.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2054319561 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower scheduled a payment over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2342757299 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in and scheduled payments for 5/XX/19 and 6/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1982142222 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called and scheduled two payments for $1,404.24 for 3/XX/19 and 03/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8002955601 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  05/XX/2019 inbound call borrower inquiring about increase in escrow

                                           Borrower called in to find out the fax number to update insurance information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2738174351 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  borrower , stated will pay tomorrow, declined tp speak to SP
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
1332781984 2        [2] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Active insurance claim PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    but unclear who holds  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    funds or covered by    03/XX/2019.  The authorized third party called in regarding a new claim for wind damage that occurred on
                    bid                    01/XX/2019.  The servicer provided the process details.  Borrower is deceased and
                                           Executor/XX/02/XX/21/XX/07/XX/28/XX/29/2019.  The claim is classified as enhanced endorse and release.  The
                    [2] Damaged Interior - claim is pending the release of funds and the final inspection.  The damage repair amount is estimated at
                    Active insurance claim $19,345.77.  Property repairs have not started.  The property condition is UTD.  The current occupancy status but unclear who holds  is owner occupied.
                    funds or covered by    ADDITIONAL INFORMATION: NA
                    bid

                    [1] Mortgagor Deceased
                    - Executor/Heir exists
                    to dispose of
                    property; identified
                    and documented
5132036366 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The borrower spoke to the servicer about the account and stated they had a death in the famliy with funeral expenses incurred.  The borrower set up three speed pay payments for 11/XX/18, 11/XX/18, and
                                           12/XX/19.  The servicer advised them of knowyouroptions.com.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5107960337 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Borrower made a payment over the phone and will get loan caught up
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1871668339 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Comments show borrower called asking tax questions regarding so she could file taxes. Payments also discussed.
                                           05/XX/2019 - borrower called - will send in death certificate - promises to pay $1265.16 by 05/XX/2019
                                           Borrower is deceased and ---.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2423330094 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Comment show borrower called in to make payment.  The servicer advised them of
                                           knowyouroptions.com.
                                           04/XX/2019 - borrower called to make payment in the amount of $1326.84
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4144308498 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4468166107 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to provide RD and promise to pay. 06/XX/2019 borrower called regarding auto pay, setting up ACH, payment scheduled for 6/XX/2019 an 07/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5891640800 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower called to confirm her escrow payment was received the servicer advised, yes it was received on 12/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6970390712 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to confirm receipt of payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1372848791 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  Notes indicate the borrower called to verify mailing address. Verified address with agent.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8958575252 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6605075199 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called regarding auto pay status The servicer completed welcome call and provided payment options. The servicer confirmed the auto pay withdrawal is on 6/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2172469977 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called on 3/XX/2019 to make a payment for $889.05, effective 3/XX/2019. The last contact with the borrower was on 04/XX/2019. The borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is active.  Prior chapter 13
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7329182805 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  The borrower called to advise a payment was put through for a second time on accident. The borrower was advised the 2nd payment will still go through.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5038593985 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  04/XX/2019.  Borrower scheduled a payment in the amount of $878.00 by 04/XX/2019.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Commentary states dispute was received regarding credit reporting. Applicable fields were update to reflect the current status of the account.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5589105840 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called and scheduled a payment and discussed notice of NSF fees. The last contact with the borrower was on 03/XX/2019. The borrower stated that there was a discrepancy in the payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5052199838 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The servicer made a welcome call to the borrower and discussed billing, payment options, website and disclosures. The servicer updated the borrower's contact information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9920519416 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower stated is not able to make payment and can't talk at the moment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7163246966 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The customer called in to reschedule December payment and set up future payment arrangements for
                                           January and February. A payment was processed for 1231/XX/15/XX/20/2019. The loan is currently delinquent, but owner occupied.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1078200690 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Spoke with borrower, borrower advised unsure why payment has been late stated daughter makes the payment. Advised will have daughter to call discuss payments
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1743520154 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in and inquired on the account and why payments had not been withdrawn by previous servicer. The borrower made two payments over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2773767861 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower was provided with general account information and the payment change was reviewed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8739453105 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2017.  Borrower called on 12/XX/2017 to advise that he would be refiling a Chapter 11 bankruptcy and seemed to be surprised that the loan was in foreclosure at that time.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is curtailment of income.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2018.  The chapter is
                                           Chapter 11.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is performing under plan.
                                           The proof of claim was filed 02/XX/2018.  Borrower's Chapter 13 bankruptcy was dismissed on 08/XX/2017.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8579714419 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  Comments from 6/XX/18 indicates borrower called because statement showed due for 2 months.
                                           Servicer advised this was due to when statement was printed. Loan is only due for 1 monthly payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4082626148 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in about payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9293797965 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      02/XX/2019.  Borrower called in to discuss the service transfer and wanted to set up three payments.   The
                    indication covered by  servicer advised that due to the transfer on 03/XX/2019 to wait for the welcome call to make a payment.
                    insurance              EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower noted on 01/XX/2017 only had minor roof damage due to the disaster.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Disaster noted 1/XX/17.
1484973604 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to ask if the servicer could do force-placed flood insurance.  The agent advised once it is on, it can't be taken off.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7495677828 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
2251879209 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower discussed reinstatement and stated they had made the February payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4834538103 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in to obtain the maturity date for the loan. Advised 11/XX/1/XX/27/19 regarding late fee, borrower was informed  that could be reimburse for fees via paper check.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6343682779 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  On 10/XX/2018, the borrower called to verify account status. The borrower requested a payment history
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8170743386 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  On 01/XX/2019, the borrower called to verify status of modification.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6461555987 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2012.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is stay lifted.  The bankruptcy was dismissed on 06/XX/2017.  A motion for relief was filed 03/XX/2017.  Chapter 13 filed 8/XX/2012 case  XXXXXXXX motion for relief granted 6/XX/2017 and stay lifted 6/XX/2017.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7651190023 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2017.  Borrower advised that he will make a payment online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
3280467635 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  Borrower was advised of total amount due and made a $1832.13 payment. The agent offered to schedule March payment but the borrower declined.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
4900782031 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  During welcome call, agent discussed work out options with borrower and autopay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8171817733 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  The borrower called to discuss insurance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8334773282 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The servicer called the borrower to advised the final modification has been completed and gave total amount due. The borrower advised the payment should be $860.00 The servicer stated the executed modification effective 10/XX/2018 payment was $878.42 with the new escrow analysis run the payment is now
                                           $877.58.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5190417625 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The customer called to explain that the payment would be sent up online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3544199926 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
3359995890 3        [3] Damaged Interior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damage remains         PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    unresolved and no      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was indication covered by  05/XX/2019.  Borrower made a payment.
                    insurance              EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is flood.  The borrower reported the basement flooded on 04/XX/2017.  The borrower noted on 05/XX/2017 will need to hire a contractor and purchase a washer and dryer.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.
                                           The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1896265049 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called because received letter that escrow shortage was paid.  Agent stated a new analysis will be run and the new payment will be $2,474.46.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6782201061 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 05/XX/2019.  Borrower called in to see if payment increased.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputing payment being taken with out authorization.  This has been resolved.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A claim was filed for water damage that occurred on 11/XX/2017.  Claim funds in the amount of $7723.87 were endorse and released to the borrower and the claim was closed on 10/XX/2018 due to the claim being less than $10000.
5186797184 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      04/XX/2019.  The borrower called in and inquired if the payment they made in the amount of $2630.00 had been indication covered by  received. The agent confirmed the payment had been received but not applied.  On 04/XX/2019 borrower called
                    insurance              about account status.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2019.  The dispute type is Written and the
                    [1] Written Dispute -  reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60
                    Servicer responded     days and no further communication from mortgagor.  A credit bureau dispute was received. The servicer within 60 days and no  responded.
                    further communication  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    from mortgagor         FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           On 11/XX/2017 the borrower advised the roof was damaged due to the hurricane. The borrower stated they filed a claim; however, there was no evidence of any claim information or documentation being provided. There was no mention of repairs.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX.
9964618883 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  03/XX/2018 - borrower called with questions regarding escrow on account. The agent advised would need to call back with attorney due to active bankruptcy.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is active.
                                           The proof of claim was filed 09/XX/2015.  The case number XX-XXXXXX
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6179193403 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called to make speed pay in amount of $1379.18
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1003212359 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  Discussed options available to bring the account current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9627082097 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 06/XX/2018.  The borrower called to advice that the billing statement was not received. The borrower was advised a request would be sent to have the statement mailed. The borrower mailed a check for $1,832.61.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2017.  The dispute type is Verbal and the reason is Escrow Shortage Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Escrow Shortage Dispute
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1815168879 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5613126372 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in regarding general account information inquiry. The servicer conducted a welcome called, discussed and provided escrow disclosure, online payments options and servicer website.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5588058205 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Spoke with borrower, advised modification will be complete and payment needs to be made.  Also advised to make the payment in August for September to stay ahead.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4725940272 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  10/XX/2018.  Co-borrower called in to notify Servicer that the documents were signed but did not see the
                    from mortgagor         letter that stated final Modification must be sign in black ink only. Agent advised to send in documents as is and they will send out another copy.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2018.  The dispute type is Written and the reason is Terms of modification.  Unable to determine if the dispute is resolved and the status indicates
                                           Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputing terms of modification.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6671047854 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower authorized a payment in the amount of $1005.14.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and
                                           noted on 09/XX/2017.   A claim was filed for hurricane damage.  Claim funds in the amount of $6801.62 were endorse and released to the borrower on 10/XX/2018 and the claim was closed on 10/XX/2018 due to the claim being less than $10000.
8987962858 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
5561285979 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in and scheduled March and April payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: On 06/XX/2018 the borrower called to initiate a claim for fire damages caused on
                                           04/XX/2018. Claim funds in the amount of $54,046.46 were were received on 06/XX/2018. A second check for
                                           $11,475.82 was received on 07/XX/2018. An inspection was received on 11/XX/2018 showing 91% of repairs were completed. The remaining funds were released on 11/XX/2018. On 11/XX/2018 the notes stated all processes and procedures were met and the claim was closed.
8508471418 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in payment for $1,202.06 for today.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is filed/XX/16/2018.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6083907589 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  Borrower called in to discuss the billing statement and to ask about the remaining charges on the loan. Servicer explained they were late fees and the borrower could pay those down at their own discretion.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2015.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2015 and there is no evidence of reaffirmation.  Chap 13 case #XX-XXXXXX filed 5/XX/14 dismissed 9/XX/14
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a disaster area 9/XX/2017 for Hurricane XXX. Damages from storm repaired and claim closed 02/XX/2019.
7911514426 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  On 3/XX/2019 spoke to the borrower who asked about payment information. Advised the borrower the
                                           March payment was received and and is due for the 4/XX/2019 payment in the amount of $1904.73, the interest and escrow payment are fixed. Advised the borrower the escrow analysis is run every twelve months.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 04/XX/2015 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3726879384 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The last contact was made on 3/XX/2019, in which the borrower scheduled a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6802801683 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
8873911867 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower called to confirm completion of trial payments and ask about final document requirments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8256333454 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  On 06/XX/2019, the borrower called to make a payment and to verify the mailing address and the
                    and documented         information on the statement.  The borrower called the next day as well, but the call was not detailed.
                                           Borrower is deceased and Executor/XX/08/XX/03/2017 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7736545747 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  Borrower called to set up ACH.  Servicer advised best way to set is up is at servicer's website or complete the form attached to monthly billing statement.  Servicer processed payment for $920.77
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9148927637 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called and stated the last name is incorrect. Agent advised of the forms needed to correct the last name.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2873763556 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  On 5/XX/2019, the borrower called in to inquire about late fees and was advised they were from the prior servicer  The servicer discussed refinancing options with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8023139412 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The last contact with the borrower was on 03/XX/2019. The borrower wanted to get the interest paid for 2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1113344006 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  Notes indicate had active Bankruptcy at one point in 2015. Unable to determine specifics with regards to this Bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3556278888 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2016.  Comments from 11/XX/16 indicates borrower informed of TAD. Borrower scheduled payment for
                                           November.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6876147095 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  06/XX/19: borrower is in active bankruptcy; made promise to pay $948.81

                                           Commentary states borrower called in to confirm the amount due on the account. Borrower also scheduled a promise to pay and was counselled on the know your options site.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2019.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is active.  Previous BK, chapter 13/XX/dismissed on 10/XX/18
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1212879420 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to get the welcome letter on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7783881186 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2017.  The borrower advised that a payment had been sent overnight.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3459876506 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Borrower inquiry in regards to receipt of insurance policy.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4851358896 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called to confirm new servicer transfer and where to send payments,
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was in FEMA disaster area 11/XX/2018.
5368657871 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The customer called in for payment and loan transfer information on 03/XX/2019. The customer requested the 1098 also be sent to her email. The loan is performing and owner occupied.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8918203450 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower scheduled a payment  and the welcome call was complete.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1887760975 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in payment for $439.51 for today for 6/2019 payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6633408843 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in to make a payment and requested the late fee be waived due to the servicing transfer delay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2568524906 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called to verify that the payment  she just made via western union 2 hours ago had arrived.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2867620192 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower stated reason for delinquency was due to material difficulties.  Borrower was divorced in 3/XX/29/XX/22/XX/28/2017.  Everytime new modification is done interest payments start all over again.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
1748417597 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2016.  Comments from 10/XX/16 indicates borrower having trouble renting rental property. Borrower unable to pay online due to delinquency status. Borrower disconnected call before options could be reviewed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2554445670 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  outbound call to borrower to collect past due payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
6497684460 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to set up payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2008.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           The bankruptcy was discharged on 01/XX/2009 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7615378859 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7447496082 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  On 11/XX/2017 Borrower was called in reference to payment due. Borrower scheduled payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 01/XX/2018 Commentary states Hazard claim closed. Funds were released for the claim.
3164560839 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower scheduled payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5188881151 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   09/XX/2018.  Borrower called in asking how to add their partner to the loan. Agent advised would have to be
                    and documented         done through refinance of loan and would have to contact banking institution. Agent advised borrower that is not a balloon loan.  Borrower is deceased and Executor/XX/07/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8019090646 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Authorized third party called in to schedule a payment on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7062706937 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The borrower called to make a payment and to get assistance on accessing online account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4699051136 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to make a payment on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6510915168 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The customer called in regarding a payment inquiry
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6956154694 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in to make payment and register for online account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5231553638 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower asked for assistance on how to make a payment on the website, and agent advised.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2017.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 01/XX/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1203164383 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  02/XX/2019.  Completed borrower welcome call borrower would like to make a payment.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower was disputing the reporting during the chapter
                                           13 bankruptcy.  The dispute was noted as resolved due to the account being suppressed between 12/XX/2016..
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2011.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 12/XX/2016 and there is no evidence of reaffirmation.  The proof of claim was filed 11/XX/2011.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8333018306 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  06/XX/2019- Borrower called to make a payment in the amount of $ 2012.64
                                           03/XX/2019-The customer called in to schedule a payment of $2130.09.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9813708412 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to inquire about status of escrow account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1026716539 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in and inquired on the escrow shortage. The borrower requested a new escrow analysis be ran. The borrower made a promise to make a payment on 05/XX/2019 via the website.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8940956824 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5561408167 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Per commentary dated for 2018-08-21, borrower called in to inquire about MI.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8000859092 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower requested 1098 form.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3111265879 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  Spouse advised they will make a payment online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3684618091 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The borrower called to check the status of the modification.  The borrower was advised that the modification was approved and will be effective 12/XX/2018.  The borrower was also advised that the December payment is already set up.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5063704886 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called for payment information and to advise that loan no longer in active bankruptcy.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2013.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The proof of claim was filed 09/XX/2013.  A motion for relief was filed 03/XX/2016.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2410089317 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in to reset their online password.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9557230682 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      02/XX/2019.  XXX called confirmed an inspection had been done. Wanted to confirm the loan transfer letter he indication covered by  received and confirmed no reduction in the homeowner insurance.
                    insurance              EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  The borrower called in on 12/XX/2018 stating has someone to fix the roof.  On
                                           02/XX/2019 the borrower noted had an inspection. The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.  No disaster damage was reported.
                                           A claim was filed for water damage that occurred on 12/XX/2016.  The claim was closed on 02/XX/2018 with all funds released and a 100% inspection.
8569895224 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  The customer called in about a refund check and asked about the  deferred portion of the
                                           Modification. The servicer advised the customer that its is due to the surplus for escrow, that it would be due to the last payment and she would have to refinance and the interest will not go up anymore.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6433575350 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to verify that the payment was received. The borrower was advised that the payment had the wrong loan number on it and therefore it was not received. The borrower was given the email to forward the tax bills.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9639958408 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in regarding lender placed insurance and advised had homeowner insurance.
                                           Borrower was provided mortgagee clause and loan number to include in insurance declaration page.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7724456048 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called with questions about their escrow statement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7327799886 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  2/XX/19-Borrower called in regarding February payment and confirmation letter was sent.

                                           05/XX/19-The borrower's spouse called ,promised to pay $950 on 5/XX/23
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8202791666 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to discuss tax account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2874066030 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower inquiry on mortgage terms reset advised this was due to the modification., Discussed know your options website. Borrower scheduled a payment for 07/XX/2019. Completed welcome call with borrower,
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8304546327 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  4/XX/2019-Notes indicate the servicer called the borrower who advised of being at work. The borrower advised the agent to try a phone number for Amer.

                                           Last spoke to borrower when they were called and stated they had just returned to work after illness and unemployment of the borrowers. They are now back to work and loan is not delinquent
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9243580074 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  11/XX/17-Borrower called to make a payment.

                                           6/XX/19-The borrower called, promised to pay $260 on 6/XX/19
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2013.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 03/XX/2019 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6914769903 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower demographics have been verified. Requested Spanish speaking agent.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2783136708 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  01/XX/19 Spoke to borrower, Borrower calling to check why the payment was not drafted. The agents advised the payment was rejected by the bank as the banking information was incorrect. The borrower requested to take the payment again . A payment by phone was made in the amount of $1,400.16. The last contact with the borrower was on 06/XX/2019. The borrower called into make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9446338295 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in to make a payment and completed the welcome call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A claim was filed for water damage that occurred on 09/XX/2016.   The claim was closed
                                           on 01/XX/2017 due to all funds released and a 100% inspection.
8933413571 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  11/XX/17 Spoke with borrower, Borrower called concerning payment inquiry. Borrower wanted to know how payment was applied. Borrower declined future payment setup.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
4068295884 2        [2] Damaged Interior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Active insurance claim PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    but unclear who holds  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    funds or covered by    06/XX/2019.  Authorized third party, called for general account information inquiry. Borrower scheduled
                    bid                    payment for 06/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  On 03/XX/2017 the borrower called to initiate a claim or water damages caused on 02/XX/2017. A claim check was received on
                                           04/XX/2017 in the amount of $3,315.03. However, the check was sent back to the borrower due to it was not endorsed by them. Multiple attempts were made to reach the borrower and obtain the endorsed check and adjuster's report. There was no evidence the documentation was received or any repairs were completed.  The damage repair amount is estimated at $3,315.03.  Property repairs have not started.  The property condition is
                                           UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8460996259 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3525988089 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Welcome call was made and the borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5531304912 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Contact with borrower regarding loan status and payments. The borrower requested February total amount due.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8052675068 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3977771393 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The customer called to make a payment. The customer said they already made the February payment to the previous servicer. They were advised it can take up to 60 days for the payment to be transferred, but they would not get a late fee or credit hit for 60 days. The customer was upset the loan was transferred and they were not aware. The customer scheduled a payment for 3/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8388234224 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in to see if payment had increase
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3511708124 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower made a payment over the phone and was advised of knowyouroptions.com.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The borrower called on 10/XX/2018 to report a claim in the amount of $7,165.14. for hail damages caused on 09/XX/2018. The claim was classified as non-monitored. The funds were released to the borrower on 12/XX/2018 and the claim was closed on 12/XX/2018.
8017649844 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  On 03/XX/2019 Authorized Third party called and made a payment. Third party also inquired about loan transfer information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9548110460 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8687486256 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  The borrower called to advise that on the website, it shows a different balance as opposed to the statement and was going on the website to verify why the amount are different. The agent went over the modification payment amounts along with the servicer's IVR options. The agent also advised the contract terms have not changed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6902228801 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7631102656 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to schedule 3 payments of $1592.38 for 5/XX/13 and 7/11. Also wanted to discuss how to reduce the payment. The borrower was transferred
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5505888294 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called to make sure the payment was received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5256391122 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to make promise to pay.
                                           05/XX/2019 - Borrower called - reset website password - promises to pay $840.78 by 05/XX/2019
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3484470398 1        [1] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Active insurance claim PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    and funds held by      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    servicer with          06/XX/2019.  Borrower called regarding insurance claim check.  The borrower was advised to complete the claim indication of related  packet and due to the claim classification change, the funds would be released.
                    contractor bid         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2018.  The dispute type is Written and the
                    sufficient to cover    reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60
                    repairs                days and no further communication from mortgagor.  Borrower called in and was advised of total amount due.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    [1] Damaged Interior - FORECLOSURE: No evidence of current foreclosure activity.
                    Active insurance claim BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    and funds held by      LITIGATION: There is no evidence of litigation on the file.
                    servicer with          TITLE ISSUES: There is no evidence of title issues.
                    indication of related  PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is fire.  A claim was
                    contractor bid         filed for fire damage the occurred on 09/XX/2018.  Claim funds were received in the amount of $21498.28. Funds
                    sufficient to cover    were released on 12/XX/2018 in the amount of $5347.47 and on 02/XX/2019  in the amount of $9889.20. A 71%
                    repairs                inspection was noted on 02/XX/2019.  The claim was reclassified as enhanced endorse and release on
                                           03/XX/2019.  The final draw was released on 03/XX/2019 and file is waiting for final inspection to close
                    [1] Written Dispute -  claim.  The damage repair amount is estimated at $21,498.28.  Property repair is in process.  The property
                    Servicer responded     condition is UTD.  The current occupancy status is owner occupied.
                    within 60 days and no  ADDITIONAL INFORMATION: NA
                    further communication
                    from mortgagor
3337047852 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to inform the servicer that they mailed a money order the previous day.  The borrower stated that they are paid once a month on a fixed income.  They will be attempting to get ahead for the next payment.  The Welcome Call was complete and options were given to the borrower and information updated.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7196211131 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in reference to the tax escrow account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2011.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2011 and there is evidence of reaffirmation.  Reaffirmed per the comment on 11/XX/2012.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4047277117 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  06/XX/19: borrower requested to have late fees removed; servicer submitted request

                                           On 2/XX/2019, the borrower called in for the city and state code and asked for payment amount.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4021561219 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in and made a payment. The borrower stated they thought the account was on auto pay and was advised it was not. An auto pay form was mailed to the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4684009389 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  The borrower was advised of the total amount due and he requested assistance with accessing the website.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1792136719 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The servicer discussed insurance related issues with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8794481505 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower request to have the unpaid principal balance provided.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3654397689 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
5761358891 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  The borrower was advised that their last payment was applied toward March and April installment, and the rest to the unpaid principle balance. The agent also requested another escrow refund to be resubmitted.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7673335692 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in to make payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2570716356 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  On 8/XX/2018, the servicer called the borrower and advised them of the amount due and the next payment due date.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7555832535 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower called about online access reset and made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7565713436 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower advised of transfer information. The representative requested documents sent to the borrower via email.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7260230360 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  04/XX/2019.  Borrower called in to schedule a payment on the account. The welcome call was completed on this
                    from mortgagor         call.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  CBR dispute appears to have been resolved.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4859675713 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  On 05/XX/2019 the borrower stated they had water damage to the kitchen and filed a claim . The borrower inquired about the process to get the check endorsed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A non-monitored claim was filed for damages to the kitchen on 04/XX/2019. A check for
                                           $8,699.49 was endorsed and released on 05/XX/2019. There was no further mention of a claim or damages.
5856351804 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8538026027 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  On 3/XX/2019 Borrower made arrangements to pay $4/XX/2019 via bill pay during welcome call with agent.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4933975897 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borr called regarding late fees and also scheduled next payment for 4-21-19 $877.19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2842572583 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
2995042232 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called to discuss payment on account, that loan will be caught up next month due to the situation no details to what this is.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1983882332 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The borrower called in regarding late fees on the account.  The servicer discussed the escrow shortage and loan history with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2012.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2013 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9955378573 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Agent provided borrower with work out information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX noted on
                                           09/XX/2018.  No damage was reported.
5405395777 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  Contacted borrower and advised loan is due for December.  Borrower stated has been making the monthly payments.  Requested payment history to go out to borrower.  Advised borrower that if there is a dispute, can send in inquiry in writing.  They also discussed loss mitigation solicitation they received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3642636510 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  The authorized party called in to verify if payment was received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9887411678 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The customer called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6576011476 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in inquire if ACH was set up and was advised it was not. Borrower said wanted to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: notation on 09/XX/17 reflect the subject property is located in FEMA disaster area for
                                           Hurricane XXX (DR-XXX). No damages were reported.
9718803493 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3342805220 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Borrower called upset stating the loan should be current. Associate advised borrower they can see the correspondence sent in and to allow 5 days for acknowledgement and 30 days for the response. No dispute was ever claimed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2013.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2014 and there is no evidence of reaffirmation.  The proof of claim was filed 08/XX/2013.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Disaster first mentioned 9/XX/17.  No damage noted.
2899191614 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower scheduled 3 payments
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4277881709 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  Borrower called in to make a payment and also wanted to know why payment increased.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2486989268 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   05/XX/2019.  Borrower called in to request 1098 form be sent by email to borrower.  Borrower is deceased and
                    and documented         Executor/XX/16/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3050057492 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2297646734 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7834989519 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in to review payment information and made promises to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9029748714 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  BOrr called updated contact information and scheduled 3 payments.

                                           Borrower called to make payments.  Agent scheduled $2234.11 for 1/XX/19;  $2224.11 for 2/XX/19; and $2224.11
                                           for 3/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6913442540 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  04/XX/19: borrower called to make payment iao $1241.72

                                           01/XX/19: The reason for default was a curtailment of income. The customer stated they missed a lot of hours due to the weather. They stated they work every month, but hours may vary. They declined to update financial information. They scheduled payments for 1/XX/2019, 2/XX/2019, and 3/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2184261624 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Borrower called in payment for $4,770.41 for today.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8350396722 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The borrower's daughter called in to make payment claims that had bank issue. She said she will set up an ACH account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2742384358 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Borrower was contacted on 11/XX/2018 about a potential bad address, and resolved the issue.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7577465096 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  On 4/XX/2018 spoke to the borrower who stated cancelled old insurance policy on March 27th.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7519325506 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to discuss loss mitigation options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7862777214 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2017.  The borrower called stated went online to review payment history stated made payment of 2442.99.
                                           Borrower asked about suspense amount 1000.00 meant. Explained to the borrower suspense and whats needed to bring account current. Borrower wanted to know if paid extra would money go to fees advised yes.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8244022632 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  The borrower called on 7/XX/18 and authorized a payment in the amount of $750.28.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5354895315 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in and made a promise to pay $582.64 by 6/XX/2019 via web.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1226459335 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 02/XX/2018.  The borrower called to ask why account is still showing past due when payments were made, the borrower was advised the payments were partial payments and they were applied to principal balance instead.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Comments indicated there was a payment dispute, however; there was no evidence to indicate the issue was still outstanding as of the end of the review period.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2015 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5729785915 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in to request the ACH form to be sent to him. He stated that the had spoken to someone last week and they have not sent it to him. Borrower then requested it to be resent. Borrower was frustrated due to having to wait a long time to someone to answer so borrower hung up. The last contact with the borrower was on 05/XX/2019. The borrower required help with setting up autopay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2714853395 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2017.  Third party called in to secure payment but declined securing future payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7274533634 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called to inquiry about the escrow account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2012.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2012 and there is no evidence of reaffirmation.  Chapter 7 bankruptcy filed
                                           4/XX/2012 and discharged 6/XX/2012.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7551943188 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called in to get assistance with getting online. Rep assisted the borrower and was unsuccessful. Rep mailed out the 1098 and offered a 5-7 day turn around time.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7605452979 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  On 06/XX/2019 Borrower called to verify payments set up on account. Borrower was advised a payment is set up for 06/XX/2019. An automatic payment draft form was sent to the Borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
1445863390 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 01/XX/2019.  04/XX/19: Payment dispute received.  Servicer sent borrower billing statement via email.

                                           01/XX/19: Borrower called in to advise bank account was frozen and asked to move her previously scheduled payment to the 31st. Agent complied.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Payment dispute received.  Servicer sent borrower billing statement via email.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4479272486 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Called spoke to borrower and made borrower aware of the $1200.00 in suspense. Borrower stated is aware and wanted to make remainder of the payment for $208.50, and another payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8463185237 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  Borrower called for mailing address.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2724708525 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  The borrower stated that his RFD was due to the death of a family member. He had no disaster impact from the FEMA declared disaster "Hurricane".
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 09/XX/2017-The borrower reported that there was no property damage from FEMA declared disaster Hurricane XXX which occurred on 09/XX/2017.
8086158099 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in to inquire about account status and was advised of new loan servicer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2399081495 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower was advised how to set up auto-pay since they had issues.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3364997383 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2019.  The borrower called to make a payment.  Borrower is deceased and Executor/Heir exists to dispose
                    and documented         of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8177887895 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Authorized third party (daughter) called to check the status of the account. Agent confirmed receipt of the payment and the account is current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
4403693730 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2017.  Borrower called with questions about the modification.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7817999940 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The last contact was made on 2/XX/2019, in which the borrower had a payment inquiry and scheduled a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1828032158 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called for insurance payment inquiry.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1066944321 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    requested within the   PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower requested help to set up web account access and requested a payoff estimate.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is poor.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7352984376 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5493315052 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
9743588919 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The borrower verified their information and stated their insurance company had not received their check yet.  The borrower then stated would send in the $204.62 escrow deficiency.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9913936952 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called to inquire about payments and was advised of total amount due and self service options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8687774023 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2017.  Borrower stated already did a bill pay for this month, and also has ACH set up.  Agent confirmed and advised to move bill pay to May.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
7918607421 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in to make the 4/XX/19 payment in the amount of $934.65.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
8442357966 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in and made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2010 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9849290357 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The servicer completed the welcome call and advised of the escrow, billing, payment options, website information and disclosures.  The borrower scheduled a payment over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1084965067 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called about escrow account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9128755485 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Comments from 8/XX/18 indicates borrower called to see why payment is different. Servicer informed borrower late charge of $170.97 is the additional amount.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7386694992 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  The borrower called to make a payment and stated will make a payment on June 1st with commission check. The representative advised the borrower of the late fee in the amount of $26.33.  The representative processed  payment in the amount of $660  effective 5/XX/18 and provided confirmation number. Reason for default: car vandalized, had to pay other bills.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Natural disaster comments noted on 11/XX/2016, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.
4871994904 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Last spoke to borrower when welcome call was made and payment was made on the loan
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
8401335034 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  On 05/XX/2019, the borrower called to inform that his wife passed away.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3292763197 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  06/XX/2019- Borrower called to make a payment.
                                           03/XX/2019- The borrower called in and scheduled a payment for 4/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2010.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           The bankruptcy was discharged on 07/XX/2010 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7431328352 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to confirm funds were received and was advised account is not reported as current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is excessive obligations.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4722377551 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower scheduled a payment for $188.89 and cited the hardship as business failure.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3715023229 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   04/XX/2019.  Executor of estate called regarding letters he had received and agent advised for informational
                    and documented         purposes only and no action is needed.  Borrower is deceased and Executor/XX/22/2014.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7763709331 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  During the Welcome Call the borrower asked what would happen if he made a separate payment for principal only.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
9690722429 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  6/XX/2019-Notes indicate the borrower called on their escrow analysis and inquiring on the increase of the taxes and insurance.

                                           Borrower called to change the account that her payment is deducted from.  Servicer updated checking info
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5357192915 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  Customer called in with escrow questions and requested a late fee waiver.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 12/XX/17 Hurricane impacted, it appears property was not affected or damaged.
4051985662 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called and stated a pipe burst in the home; call transferred to the insurance department.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A claim was filed for wind damage the occurred on 03/XX/2017.  Claim funds in the amount of $7110.95 were endorse and released to the borrower and the claim was closed on 11/XX/2017.
5751816695 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  10/XX/2018-  Borrower spoke with agent discussed account status stated payment mailed 10/XX/2018.
                                           Borrower advised agent received a violation for the property having a illegal structure (Shed) amount fine
                                           $1,451.65.

                                           6/XX/2017-  Borrower spoke with agent discussed correspondence received agent advised final Modification payment trial completed.  Borrower does not accept the terms and requested Repayment options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6190623814 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Borrower claims December ACH will be returned and inquired on how to cancel ACH
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4865118212 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  The last contact with the borrower was on 03/XX/2018. The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
9045127289 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to request payment application correction.  Escrow shortage application was not posted properly, and therefore, payment did not change.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           The bankruptcy was discharged on 07/XX/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
8924958374 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in to make a payment. The borrower stated the reason for default was due to excessive obligations, a payment was returned as non sufficient. The borrower was advised of auto pay scheduled for 05/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7135944242 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Agent completed welcome call and stated there is no hardship.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9301572663 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower asked if late charge balance of $892.72 could be waived, and agent advised that it could not because it came from prior servicer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6914512893 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  1/XX/2018- spoke with the bwr who was checking on pmt made was advised that the pmt was in process
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6138709659 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  05/XX/2019 inbound call authorized 3rd party scheduled payment 315.92 by 05/XX/201

                                           The borrower called to check the status of payment being received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
3907092894 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 04/XX/2019.  04/XX/2019-
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2019.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  04/XX/2019- Borrower asked how servicer reports to credit bureau- said she made payment to previous servicer and payment was not posted.
                                           05/XX/2019- Credit dispute resolved
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3258293043 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in for bill pay information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 09/XX/2017-Comments indicate the the garage roof was damaged from FEMA declared disaster Hurricane XXX which occurred on 09/XX/2017. A non monitored claim was filed and the borrower planned to make the necessary repairs. The property was livable.
4377088233 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower scheduled a payment over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5813201787 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The last contact with the borrower was on 03/XX/2019 to request a year end statement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2406644313 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  On 05/XX/2019, the borrower called to get access to the website, and a payment was scheduled.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6796393787 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3692858363 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  06/XX/19: customer called to make a payment; when advised of fee, stated would pay online
                                           03/XX/19: The customer called to confirm the March payment was received. They were informed it was received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2011.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           The bankruptcy was discharged on 08/XX/2011 and there is no evidence of reaffirmation.  Chapter 7 bankruptcy case  XXXXXXXX filed 5/XX/2011, discharged 8/XX/2011, and closed 8/XX/2011.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2881274248 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Borrower called to confirm posting of August payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9618995076 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2016.  Per commentary dated for 2016-12-27, borrower called inquired  about mortgage options to reduces payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1076403847 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  The borrower called to advise they are trying to change insurance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4724947081 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in to make a payment in the amount of $817.83.  New servicer completed welcome call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 05/XX/2011 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4169001826 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2016.  Comments show contact with borrower regarding loan status and payments. The borrower had questions about making payments and fees.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7753706328 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called and requested a payoff sent payoff request.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
9790895959 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Spoke with borrower- borrower lives in Fl and property is in NJ- went over why acct is bad, said would make a payment wanted fee waived, would not, escalated call to management, scheduled a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8440981754 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  On 04/XX/2019, the borrower called to assert that the account should show due for 06/XX/2019.
                                           After looking into it, the agent told the borrower that a payment was received after the statement generated.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2015.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2015 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6757505451 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower inquired about a payment increase; the agent advised it was due to escrow increase.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
5036299510 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  The customer called in to schedule a payment of $2000.00.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8965761974 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in to make a payment. A payment was taken and a welcome call completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5631551991 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  Borrower called to see if he could get another modification.  Borrower was advised can submit a request.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4893067451 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called in to make a payment and was advised do not accept debit and credit cards.
                                           The borrower was also advised of the returned mail due to bad address and requested copies to be sent out.
                                           The call dropped before completion.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6877901263 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Agent reached out to borrower in regards to online access.  Borrower advised has been able to logon online and had no further questions.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4411546498 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      03/XX/2019.  On 03/XX/2019 borrower called, however, no details of call provided.
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           Property was impacted by hurricane XXX as noted on 09/XX/2017. Damages were noted and claim was filed by the borrower. As of 02/XX/2019, still pending the adjuster report to determine the value of the loss.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.
                                           Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was impacted by hurricane XXX as noted on 09/XX/2017.
1900289224 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in to make payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: An insurance claim for water damage was filed on 01/XX/2017 for $13,626.08.  The insurance claim was closed on 03/XX/2017 upon inspection dated 03/XX/2017 reporting 100% completion of the repairs.
2579369986 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6092716115 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5019650234 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  05/XX/2019: borrower stated that he has sent an application for bi-weekly payments and wanted to know if it was received.  Servicer advised it has not been; advised in order to set it up, borrower must be one month ahead in payments; advising to send in both May & June payments so draft can begin in July; also must send a voided check

                                           02/XX/19: Borrower verifying transfer of servicing
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4992868769 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  The borrower called to inquire about the payment.  The borrower was advised of the total amount due for 8/XX/2018 and was advised of the grace period.  A payment was processed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
4180147453 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Third party called to verify that the account was current. The agent confirmed this was true.
                                           Third party also wanted to know if borrower 2 could be the primary borrower and was advised no.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a disaster area and comment on 02/XX/2018 borrower indicated no damage and was not impacted by the disaster.
7721047583 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  The authorized third party spouse was called on 9/XX/18 and advised that they were not affected by the hurricane.  They had not received the final modification documents because of the hurricane but promised that they will return it by 9/XX/18.  The representative advised the third party on how to obtain the documents from the website.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A FEMA disaster was noted on 10/XX/15.
4822445657 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Comments from 2/XX/19 indicates borrower called to review fee on account. Servicer informed this was due to an escrow application. Borrower paid fee.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4024681429 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  Borrower was contacted on 10/XX/2017, and borrower put a stop payment on a check that had not been received and set up a speed pay to replace it.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5182599780 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      04/XX/2019.  The servicer discussed insurance related issues with the borrower.  The borrower scheduled a indication covered by  payment over the phone.
                    insurance              EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2011.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower reported damage on 09/XX/2017 due to Hurricane XXX stating a tree fell on the house.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.
                                           Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
                                           A claim was filed for water damage that occurred on 08/XX/2018.  Claim funds in the amount of $4554.19 were endorse and released to the borrower and the claim was closed on 11/XX/2018.
9647641067 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
9032300050 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  The borrower called to make a payment and stated reason for default as excessive obligation.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1755612146 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  The borrower had questions regarding the escrow statement.  The servicer explained the statement to the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4171949106 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
4496069375 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  On 10/XX/2017 spoke to the  borrower who asked for the 1098 tax form. Advised the borrower on how to find on the website. Advised of the October payment and borrower declined. Advised the borrower of self option for ACH. The borrower stated wanted to disable the ACH. Discussed the payment history and late charge.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2357987221 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4370743811 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Spoke to Borrower and provided new loan number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
6083124032 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 05/XX/2019.  Spouse called about the escrow increase.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower is disputing returned check for July due to a personal issue with the bank.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2011.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2016 and there is evidence of reaffirmation.  The proof of claim was filed 02/XX/2011.  Case terminated on 04/XX/2016. Comment dated 06/XX/2016 cites borrowers' debt was reaffirmed.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: A disaster was noted on 6/XX/16.  No damages were noted.
8489747847 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  The customer called to set up a payment draft and confirmed expectations.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
1589399113 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower contact, welcome call completed. RFD- illness of borrower. PTP $1031.37.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9472504647 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called in to confirm the loan servicing transfer was correct.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6872111250 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Notes indicate the borrower called to go over past due payments. That agent advised of the total amount due and the next payment due. The borrower advised of being delinquent as they had auto repairs.
                                           Borrower scheduled 2 payments of $954.37 each for 12/XX/2018 & 12/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3935902458 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The last contact with the borrower was on 03/XX/2019 to update home/auto insurance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3708076288 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 06/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2016.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  A payment dispute was made on 05/XX/2016 and is now resolved.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2104405708 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 01/XX/2019.  The borrower called to request amortization schedule.  The servicer directed the borrower to google the form and provided her with the principal balance and interest rate to enter into the document.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower disputed that the account was delinquent.  The servicer reviewed the payments and explained that the account fell behind in 8/2017.  The borrower wanted to confirm with the history with the bank.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7949575439 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called for general account information. Welcome call complete.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4318866925 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called with a general payment inquiry regarding the Total Amount Due and Next
                                           Payment due amount.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2623139535 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir
                    property; identified   exists to dispose of property; identified and documented.  The date of death is unknown.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4547709224 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  Borrower called  for speedpay request, processed payments for 10/XX/18,11/XX/18,12/XX/18 in the amount of $679.50
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8466773917 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called on 3/XX/19 to discuss the escrow shortage and to remove the taxes from the escrow.  The representative advised that the escrow must be reviewed  and a request was placed.  The borrower was provided with the reference number for the request.  The welcome call was completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8476182645 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in to discuss PMI removal and was advised of the qualifications.  The borrower also made a payment arrangement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3864811439 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1277016918 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  The borrower stated they would make a payment before the end of the grace period.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
3700067709 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7183553435 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  Borrower called in due to not receiving 1098, agent updated mailing address and submitted request to have doc re-mailed
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3365283366 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called and scheduled a payment.  The Welcome Call was also completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3536175814 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  Borrower called in to request due date change, agent advised that the due date is unable to be changed
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8245815139 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  borrower called regarding escrow balance. Advised that payment will stay the same.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3482904372 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to provided authorization for their daughter for the life of the loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2588022793 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to inquire about the escrow shortage. He was advised of $319.68 shortage from last year. Borrower asked if there is still PMI on the loan and when will he have to pay the escrow shortage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7823232407 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in to make an installment payment to the loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2456575229 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to schedule a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1139571015 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Spoke to the borrower who stated no damage to the property. The borrower inquired on possible payment increase, they were advised of the highest interest rate and when the next escrow analysis will be run.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1537528191 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower states the reason for default was due to having car problems. Borrower discussed 3 repayment plan which he declined. He made a payment in the amount of $710.90.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7280343258 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Borrower called to verify the payment mailed was received.  Because the servicer could not find the payment, a $1066.00 payment was scheduled.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 01/XX/2010.  The proof of claim was filed 06/XX/2009.
                                           The bankruptcy filing date was not provided.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2541089855 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  On 01/XX/2019, 3RD Party called to inquire about automatic drafting.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
5824473524 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Talked to borrower in regards to servicing transfer of mortgage loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4254092911 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7871208504 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to make a payment towards the escrow account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5514003197 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called in to request general account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3339693456 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  03/XX/2019.  The servicer made a welcome call to the borrower and discussed payment information, billing,
                    from mortgagor         payment options, website, and disclosures. The servicer updated the borrower's contact information.  The borrower stated had a problem with payments. The servicer told the borrower to send the information to the research department. The borrower made a promise to make a payment by 04/XX/2019 via mail.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2019.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower mentioned problem with payments on 02/XX/2018 and
                                           03/XX/2019. The servicer told the borrower to send the information to the research department
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4661543143 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to review loan status and the billing statement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2018.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2019 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7890048431 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  06/XX/2019 inbound call, calling to schedule June payment

                                           The borrower confirmed the insurance was being paid.  They promised to pay $945.52 by 04/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3022793600 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Comments from 2/XX/19 indicates borrower called in to make February payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9756317417 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Borrower scheduled a payment by phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
4583906589 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower in to set up a payment and had questions regarding service transfer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8273222957 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6895420708 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to advise that a $430 payment was mailed and the remainder will be mailed on
                                           4/XX/19.  The borrower promised to pay an additional $500 by 4/XX/19. The late payment was due to excessive obligations that were caused by a car accident.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8391469452 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2017.  Comments from 12/XX/17 indicates borrower did not receive billing statement. Servicer advised statement was sent out 12/14. Servicer requested copy sent out.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7473655581 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in to get the 2018 1098.  The representative sent it via email.  The Welcome
                                           Call was completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4799229696 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in but once verified the call disconnected.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2549110627 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 03/XX/2019.  The borrower promised to pay $2,159.99 by 04/XX/2019 via Mail.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2016.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Payment Dispute
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6437597335 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  On 06/XX/2019, the borrower called to make sure his homeowners insurance had been updated.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The filing date was not provided. 01/XX/13 Per the collection notes Loan workout plan unapposed by the bankruptcy trustee this matter coming to be heard on the motion to allow entry into loan modification. The court orders that debtor is authorized to enter into a loan modification agreement.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1323159724 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to have escrow check deposited into account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 12.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is active.  The proof of claim was filed 06/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
1112550749 3        [3] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damage remains         PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    unresolved and no      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was indication covered by  06/XX/2019.  The borrower confirmed their hazard insurance information and promised to pay $918.34 by
                    insurance sufficient   04/XX/2019.
                    to cover repair        EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is
                    [1] Verbal Dispute -   closed.  The borrower called in to verify June payment has been received.
                    Servicer responded and REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the
                    appears issue is       reason for default with the information provided.
                    closed                 FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is neglect.  The borrower reported a roof leak on 09/XX/2018 that is estimated at $7500 to repair.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  The damage repair amount is estimated at $7,500.00.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2451878803 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9224497412 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The borrower confirmed they had made the payment.  They declined to schedule a future payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 08/XX/2013 and there is no evidence of reaffirmation.  .
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6111365819 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in requesting to be unlocked from servicer website. The servicer schedule payment in the amount of $675.15 for 5/XX/2019 and waived fee and reset password.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8256633474 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2019.  Borrower called in and stated has not received a statement. Agent advised that the first
                    and documented         statement received will be in the form of a Welcome letter. Borrower advised will send in a $300.52 payment via mail today.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4829267540 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2017.  The borrower called in and made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7165248957 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 01/XX/2019.  Authorized third party called in to advise that she thought payments were scheduled for the account and was advised they were not.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2016.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower stated  the payment should have been drafted from her account.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
3319625476 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called we went over general information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9249305010 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Commentary states borrower called in to request payment address and advised of promise to pay information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3299455733 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called to schedule a payment on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3108565055 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called to check on the status of his modification.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8344738115 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2017.  Borrower called about reamortization letter.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
3586962842 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  The borrower called to inquire about ancillary waiver.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6646365608 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2017.  The customer stated a payment would be made online IAO $305.91, confirmed the total amount due, expectations, and advised on self service options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
                                           ADDITIONAL INFORMATION: NA
4022575664 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  Borrower called in about the loan transfer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9510891777 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in to complete the Welcome Call. The agent went over terms of loan everything stays the same except payment are now going to be sent to a new servicer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4927044495 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in a promise to pay $1,112.60 on 06/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6740295979 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  On 1/XX/2019, the borrower called and went over the escrow and provided the borrower with the mailing address.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3120515539 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The borrower called in to make a payment.  A payment was accpeted in the amount of $577.57.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8792923914 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  An authorized third party, spouse of the borrower called in and inquired on the loan modification application. The party was advised of missing documentation.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1799107164 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  Borrower called to discuss an escrow shortage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3327590111 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2019.  The borrower called promised to pay.  Borrower is deceased and Executor/Heir exists to dispose of
                    and documented         property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9509858194 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and
                    property; identified   Executor/XX/03/2015.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
4566335342 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Call was in reference to clarification on final modification documents. Borrower was advised the escrow amount was included in the payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4767272513 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Demographics verified. Promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9608499516 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in and made a payment in the amount of $850.41.
                                           04/XX/2019 - Borrower called - received notice insurance cancelled
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9053887682 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The customer was informed about the total amount due of $1369.79, confirmed the due date and grace period before late charges are assessed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6431203554 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The last contact with the borrower was on 03/XX/2019 to discuss late charges.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7035757941 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called to pay payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1373507188 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called and scheduled a payment for 5/XX/19. The agent discussed short sale and deed in lieu options in addition to other workout possibilities with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1474219503 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to ask if modification agreement could be mailed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2306439152 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Comments from 3/XX/19 indicates servicer completed welcome call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 10/XX/2017 Borrower was affected by hurricane a claim was filed and closed on
                                           11/XX/2017.
9715579001 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  Borr called with questions regarding escrow letter and payment increase.  Reviewed taxes and insurance and explained if there is an increase in these amounts it will result in the payment increase.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2997518256 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower scheduled a promise to pay by 04/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8063967301 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in regards to website issues and wanted to confirm the payment made.  On
                                           04/XX/2019 the borrower called to schedule a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5026283811 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   02/XX/2018.  The borrower scheduled payment by phone.  Borrower is deceased and Executor/XX/22/2015.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4797404539 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  The borrower called on 5/XX/18 with questions regarding a refinance.  The representative advised that they are a servicer and debt collector only and gave the contact number to a lender.  The borrower promised to make the payment online within the grace period.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2010.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2016 and there is no evidence of reaffirmation.  The proof of claim was filed 08/XX/2010.  The case number XX-XXXXXX
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3408949787 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The third party made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2450557915 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The servicer completed the welcome call and advised of the escrow, payment options, website information and disclosures.  The borrower scheduled several payments over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4008732481 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      12/XX/2018.  The borrower called in concerned about owing double on the statement.  The servicer advised there indication covered by  was a payment increase that resulted in partial payments with fees.  The borrower was also advised of a
                    insurance              returned payment.  The servicer provided modification information due to the borrower having a hardship.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is flood.  The borrower reported flood damage on 04/XX/2016 and had to start paying for repairs.  No indication a claim was filed or that the damage was repaired.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX, noted
                                           on 08/XX/2017.  No disaster damage was reported.
8767727348 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called and authorized third party on account. Third party inquired about making a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017; no evidence of property damage.
5554382310 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3703126491 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  On 6/XX/2019, the borrower's daughter called in wanting to get information and monthly statement
                    and documented         on the account and was advised that due to the bankruptcy she needs to contact her parent's attorney to move further.  Borrower is deceased and Executor/XX/17/18. no damage was reported
8658699929 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  On 11/XX/2017 borrower spoke with agent stated payment was made via bill pay on the 1st in the amount of $2232.63.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1729396117 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Called the borrower about payment advised amount due also mention loan has only modified once and in good standing to modify the loan borrower stated looking to refinance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1202533761 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  Borrower request to have address updated.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6982754682 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The customer called and made a payment in the amount of $1038.24.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4891581296 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in to make a  payment .
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8083299937 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  06+/XX/2019 inbound call borrower scheduled payment $1003.24 6/XX/19

                                           The borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5188952289 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  04/XX/2019.  The borrower called in regarding payment rep advised account is due for 3/XX/2019 and advised
                    from mortgagor         first 60 days no late fees or credit report his. Borrower PTP $1,675.18 online on 4/XX/2019.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2017.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  There was a credit bureau dispute and the credit bureau was updated 5/XX/2017.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3365616167 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  12/XX/18 Borrower called in to reschedule payment dated for 1/XX/19 to move the payment to
                                           01/XX/19.  Payment was in the amount of $627.72 with a new date of 1/XX/19
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4209389616 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Commentary states borrower called in to schedule a payment on the account. Borrower was also advised of general account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7661766988 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    requested within the   PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 02/XX/2019.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  05/XX/2019: Customer provided with payoff estimate

                                           03/XX/18: Borrower's spouse called requesting payoff be sent via mail & declined  to set up future payments for May & June
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Payoff given 05/XX/2019
1050382604 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
3275735854 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower called to inform to secure payment of $605.92
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5519593130 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  04/XX/19: borrower called to get payment status
                                           2/XX/2019-  Borrower spoke with agent discussed account status and authorized payment of $629.76 process date
                                           2/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3996501079 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   01/XX/2019.  The authorized third party verified their information and confirmed the amount due.  They stated
                    and documented         they will be making the payment online at the end of the month.  Borrower is deceased and
                                           Executor/XX/15/XX/15/XX/29/2019.
                    [1] Verbal Dispute -   REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the
                    Servicer responded and reason for default with the information provided.
                    appears issue is       FORECLOSURE: No evidence of current foreclosure activity.
                    closed                 BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5464698136 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2019.  The borrower called to verify the payment was made and get the account information.  Borrower is
                    and documented         deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2937601692 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2016.  On 7/XX/16, borrower called to confirm she received the letter . Requested a call back to schedule payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3060480789 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  05/XX/19: borrower called to schedule 3 payments for 5/XX/19, 6/XX/19 & 7/XX/19 iao $1537.40

                                           On 3/XX/2019 spok eto the borrower who made a payment for $1537.40 effective 3/XX/2019 and a payment for
                                           $1537.40 effective 4/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5745888966 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Authorized third party called in to inquire about general account information and was advised of new loan servicer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9711213293 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower completed the welcome call and provided third party authorization for spouse for the life of the loan and advised of the boarding process.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX noted on
                                           09/XX/2018.  No damage was reported.
5053173890 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  On 03/XX/2019 Borrower called to make a payment and to set up automatic pay. Borrower was advised how to set up the account online. Borrower was also provided with your know options for assistance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9876404770 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6894086848 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2017.  Borrower promised to make payment online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3485567973 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  The borrower verified their information and stated they would send the modification documents that same day.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located ni a FEMA disaster zone noted on 03/XX/2018.  No damages were reported.
1533571737 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The authorized third party called to make a payment in the amount of $1598.23. The representative advised the authorized third party of the grace period, due date, consequences, expectations, and next steps.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7417938514 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  Authorized signer called in regarding a late fee and confirmed their next due date and amount.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1262307543 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called for account status  and payment information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2013.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
9019608842 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7280518567 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called with an escrow inquiry.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5078137733 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called to get the transaction reversed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8478905739 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called advised new payment due date and grace period.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4899319128 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The servicer discussed payment information and escrow shortage with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8680600702 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  On 06/XX/2019, the borrower called to schedule a payment over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8927150291 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower made payment iao 575.40 and was provided confirmation number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3508264268 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  On 02/XX/2019 Borrower called in reference to letter received about loan being transferred.
                                           Borrower was advised can make payment now instead of waiting and the payment will post the account. The next due date will be in April.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
2838979000 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Welcome call- payment inquiry
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4759801031 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  06/XX/19: A3P called in regard to her insurance.  Servicer advised there is lender placed insurance which is causing her payment increase.  Borrower stated he has HO Insurance via XXX.  Servicer advised borrower to send in declaration page. Borrower made promise to pay $2451.24 by 6/XX/19

                                           03/XX/19: Borrower called to make a payment on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
9371689643 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called and promised to pay $1,002.21 by 04/XX/2019 via Web.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area that  was impacted by Hurricane XXX,
                                           DR - XXX, as noted on 09/XX/2017. There were no damages reported.
3313508966 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to get account information and stated will make payment in the amount of
                                           $1,367.26 online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7531597503 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to make a payment on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9806726142 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in to confirm the servicing transfer.  The servicer provided  the borrower with general account informationn.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2012.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2013 and there is no evidence of reaffirmation.  A motion for relief was filed 03/XX/2013.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6381146950 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower was advised of modification terms and expectations. The borrower was advised that an escrow analysis will happen after the loan is modified.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9648963443 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2016.  On 8/XX/2016 Borrower called in to ask to apply for a modification and wanted to discuss changing insurance carriers.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2015.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is active.  The proof of claim was filed 02/XX/2015.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3355715281 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  06/XX/2019- Borrower called for general account info- needed assistance filling application for banco popular trans.
                                           03/XX/2018- The borrower called to go over account status and find out what $145 extra payment will go toward.
                                           They were advised fees would be paid and closed out.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8796657783 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Comments from 10/XX/18 indicate borrower called to review hazard insurance information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4182323760 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Spoke with borrower, borrower called in to make a payment iao $708.16
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2019.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4814461546 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Notes indicate that borrower called to advise they're trying to set up their ACH online but it's not allowing them to due to them having a stop on their account. Borrower asked why they would have a stop on their account. The agent advised the reason for the stop is due to having incorrect banking information.
                                           Borrower advised they were able to make their December payment. The agent verified the borrowers information and submitted an emailed to have the stop removed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6363193568 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
7084880130 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  On 06/XX/2019 Borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area due to Hurricane XXX on 10/XX/2018.
                                           Minor damages noted 10/XX/2018.
7955348152 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Commentary states borrower called in to make payments on the account. Borrower also requested to add spouse to the account and requested private mortgage insurance removal.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9456844228 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2017.  Borrower called to make a payment on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9145238750 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Servicer called borrower to complete Welcome Call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4016276552 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3646526095 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in and scheduled a payment in amount of $1451.52 to be drafted on 05/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9935876098 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 11/XX/2017- The borrower stated that he was not impacted by the FEMA declared disaster
                                           Hurricane XXX which occurred on 09/XX/2017.
5161274851 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower requested that a new EA be ran.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9844829093 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in to discuss the escrow shortage and to make a payment in the amount of
                                           $3528.18.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9564752431 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Authorized spouse called in scheduled a payment of $1516.77 by 06/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7297039205 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower request to have the 1098 statement provided via email.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8486796642 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  inbound call from borrower to inquire on next due date and to update account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9978416908 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Borrower called in to request payment history.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7189613513 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower refinance inquiry and scheduled a payment for 06/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2837942646 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  borrower called to make payment advised payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8385192425 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in and scheduled a payment in the amount of $820.64 for 6/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4404598133 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower verified  demographics Know your options site counseled.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
4926691349 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
7337188257 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to make payment in the amount of  $1146.38 for March 2019.
                                           06/XX/2019 - Borrower called to make payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5988859621 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Spoke with the customer, advised of the total amount due that will be accepted via certified funds which will expire on 1/XX/20. The borrower advised they have to wait for thier over time check to bring the loan current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5929095572 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower was advised ACH wasn't set up on the account however they can set it up online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8074619332 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to schedule a payment for 04/XX/2019 in the amount of $2717.59.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5655387484 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5814656847 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Agent provided borrower with estimate payoff and borrower stated that they already mailed payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9798586245 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9213713109 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  Borrower promised to pay by 10/XX/1
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5533735488 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to request be removed from bankruptcy and start credit reporting. Borrower wanted information from the loss draft department due to an insurance claim check.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2010.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2010 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8506543475 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      05/XX/2019.  The borrower called in for an online account password reset.
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 11/XX/2013 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower reported roof damage on 10/XX/2017 due to the hurricane and had not yet filed a claim. The borrower noted on 03/XX/2018 had been paying for the repairs. The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 10/XX/2017.
1534693016 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  The borrower called to inquire about late fee waiver.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9646680325 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Email sent to borrower reminding of transferring of service.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5230552147 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The customer stated they had missed the call and wanted to know if everything was good on the loan. The customer was informed that the call was to collect the October payment. The customer stated that he was traveling and would make the payment on 10/XX/2019 on the internet.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3790938085 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Commentary states borrower called in regarding refund check received from previous insurance company. Borrower advised how to process the check and apply the check to the escrow account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6143245872 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2017.  The borrower called to inquire about when final mod docs would be sent out.  Borrower is deceased
                    and documented         and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1736193769 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  5/XX/2018- Borrower  spoke with agent discussed account status fees and negative impact to credit rating.  Borrower stated unable to discuss account planning a funeral.
                                           5/XX/2016-  Agent advised the borrower of Loss Mitigation options, refinance information was given to explore options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6150251091 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower was contacted regarding an open installment loan for $6,772.55. The borrower advised the representative to contact the co-borrower regarding the loan and disconnected the call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1105144249 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  On 11/XX/2018, the servicer called the borrower about the open installment on the loan.  The borrower stated that they would be setting that payment up on the website on or before 11/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8501425060 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  The borrower stated that her RFD was due to "Other". She inquired about the delinquency letter she received and will be making her June payment on 06/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
4797601930 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  On 2/XX/2019, the borrower called in for a password reset.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5061571191 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2984247439 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Spoke with borrower during collection call reason for default unemployment. Advise of total amount due $4847.08. Advise borrower can put in request in writing to have late fees waived.  Borrower stated
                                           will be making payment in two weeks and will get account caught up. Line disconnected and unable to follow job flow.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6592216973 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to make two $1983.36 payments scheduled for 3/XX/19 and 4/XX/19.  The borrower was advised that a new automatic clearing house document would need to be completed because the automatic withdrawals did not transfer from the prior servicer.

                                           The borrower called  on 6/XX/19, promised to pay $109.40 on 7/XX/16 via web
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A FEMA disaster was  noted on 9/XX/17.  There were fence and roof damages that were repaired using own their funds since they were not covered by their insurance.
7068113537 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Borrower was advised of tad and ptp 1491.81 on 10-XX-18 via mail
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
4391417686 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to make payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
4039221982 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  Borrower was advised of total amount due and promise to pay 1276.85 on 7-16-18. Borrower also advised that they would send in shortage in the amount of 48.09 with escrow coupon
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6426000001 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  On 05/XX/2019, the borrower called to remove taxes from escrow account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2012.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2015 and there is no evidence of reaffirmation.  The proof of claim was filed 01/XX/2016.  Comments show the borrower filed chapter 13 bankruptcy with a proof of claim.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3544178300 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Verbal Dispute -   04/XX/2019.  Demographics have been verified and promise to pay was made.
                    Servicer responded and EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2019.  The dispute type is Verbal and the reason
                    appears issue is       is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is
                    closed                 closed.  Th borrower requested to have the insufficient funds fee waived. The agent waived the fee as  a 1 time courtesy.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1504668046 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Contacted borrower to conduct welcome call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8653879771 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXX Wildfires noted on
                                           11/XX/2018.  No damage was reported.
4771019888 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  The servicer called and spoke with the borrower and was advised that trial plan was completed successfully and that the final offer has not yet been generated. The agent advised once sent out will receive two copies in the mail and to sign, date and return if agrees with the terms.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
3614743510 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
2303300895 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower promised to make payment via web by 03/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8125881444 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to make a payment in the amount of $1096.20.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8945456313 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in about setting up ACH online and PTP $618.81 online on 3/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
5789925337 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  Borrower called about insurance and escrow account
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2017.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2017 and there is no evidence of reaffirmation.  The commentary did not provide the case number.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8085196419 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2017.  Authorized third party called in about the payment change and was advised that the escrow was adjusted after the modification was booked.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5334782075 2        [2] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    issue open with active BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    efforts to resolve     03/XX/2019.  The customer called in about having their private mortgage insurance removed. The customer was informed an interior appraisal would be needed. They were informed it does not terminate automatically. The
                    [1] Damaged Exterior - borrower also stated they were disputing late fees.
                    Active insurance claim EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2019.  The dispute type is Verbal and the reason
                    and funds held by      is Fee Dispute.  The dispute is not resolved and the status indicates Servicer responded and issue open with
                    servicer with          active efforts to resolve.  The borrower stated they were disputing late fees. They stated they sent in a indication of related  payment on 1/XX/2019 as an irregular payment that was supposed to go to late fees, but it was not applied that
                    contractor bid         way. There was no mention of a resolution.
                    sufficient to cover    REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the
                    repairs                reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                    [1] Damaged Interior - BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    Active insurance claim LITIGATION: There is no evidence of litigation on the file.
                    and funds held by      TITLE ISSUES: There is no evidence of title issues.
                    servicer with          PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  The borrower indication of related  called on 07/XX/2015 to report a claim for wind damages caused on 06/XX/2015. A check for $9,437.23 was
                    contractor bid         received on 07/XX/2015, and the funds were released on 07/XX/2015. The claim was closed on 07/XX/2015. A
                    sufficient to cover    second claim check was received on 08/XX/2015 for $3,054.70 and a third in the amount of $1,538.13 was
                    repairs                received on 09/XX/2015. All funds were released on 10/XX/2015. However, the comments stated an inspection was needed showing 90% of repairs completed in order to re-close the claim. An inspection was received on
                                           06/XX/2016 showing 85% of the repairs were completed. The inspector stated painting in all rooms was still needed as well as painting to the siding and the backyard fence needed to be replaced. Due to a lack of communication with the borrower, the claim was closed on 07/XX/2017. The notes at that time stated the claim could be reopened if the borrower calls in stating they were ready for the final inspection.  The damage repair amount is estimated at $14,030.06.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6207302886 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  Spouse of the borrower called in to correct the name on the account and provide proof of being
                    and documented         executor of the estate. The mailing address was updated and customer was advised on successor in interest documents required. The borrower requested a call be made to the insurance company  Borrower is deceased and
                                           Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8368912383 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  On 04/XX/2019 Borrower had third party authorized on account. Third party stated made a payment but received a letter stating payment was not made. Third party was advised payment was posted on 04/XX/2019.
                                           Third party was advised of payment changes starting 06/XX/2019. Third party stated will make payment within two weeks. Third party was also provided with know your options for available assistance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9827101684 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2017.  1/XX/17 Inbound Borrower wanted to know if we are going to deduct payment automatically and advised that she has auto payments and Borrower 1 agreed and verified demos.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2861415286 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower received their welcome call and verified their information.  They registered with the website and accepted paperless billing.  They inquired about the recast amount if they pay $10,000.00 to
                                           $20,000.00.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to flooding noted on 04/XX/2015.
                                           Flood damage was reported and has been since repaired.
1631671217 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  The borrower called in about the letter received regarding offer  of $5000.00 recast the principal and lower payments. The servicer advised the new payment would be $1052.71 as of June 2018. If wanted mortgage insurance removed then an appraisal may be required.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1987773634 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      06/XX/2019.  An authorized third party called to schedule a payment on the account for 6/XX/2019 indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  The borrower called in on 09/XX/2017 to file a claim for the AC unit and stated the roof tiles were removed.  Damage was due to Hurricane XXX.  The borrower noted on 12/XX/2017 were paying for repairs out of pocket.  The borrower called in for the claim status on 03/XX/2018. The status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
4703015320 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   09/XX/2018.  9/XX/2018- Auth 3rd party called in to inquire the status of check advised that check iao 9815.22
                    and documented         was sent out via regular mail on 9/XX/2018  Borrower is deceased and Executor/XX/11/2010.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5147130285 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  The borrower called to confirm trial payment received and schedule the next one.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4207642399 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      07/XX/2018.  The borrower was contacted and advised of the total amount due. The borrower stated the payment indication covered by  was scheduled for that day through bill pay. The borrower was advised on the late fees.
                    insurance              EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           On 06/XX/2016 the borrower stated their roof was damaged due to the FEMA disaster. The borrower advised they did not file a claim. There was no evidence of any repairs being completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area noted on 09/XX/2017. No damages were reported. Prior comments dated 06/XX/2016 indicated the property was damaged by a prior FEMA disaster incident.
8250074222 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2017.  Borrower promised to make payment via website by 04/16.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5611668901 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
6288459379 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower provided updated financials and accepted RPP for 4 months iao $1888.48
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8866553038 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  On 04/XX/2019, the borrower called to advise that they would send in proof of homeowners insurance coverage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3509432577 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9956124487 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  On 03/XX/2019 Borrower called to schedule a payment and inquire Refinancing loan. Borrower has an issue with late fees. Borrower was transferred to another department.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2602603373 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  On 3/XX/19 a third party called in due to her dad sending the March payment to Seterus.  Advised third party she has to get an authorization from her dad and give us a call back.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8954043466 1        [1] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Active insurance claim PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    and funds held by      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    servicer with          03/XX/2019.  Borrower called and made promise to pay $3159.02.  Borrower is deceased and indication of related  Executor/XX/18/XX/02/XX/25/XX/04/XX/31/XX/09/XX/20/2019.  The damage repair amount is estimated at $33,305.92.
                    contractor bid         Property repair is in process.  The property condition is UTD.  The current occupancy status is owner
                    sufficient to cover    occupied.
                    repairs                ADDITIONAL INFORMATION: NA

                    [1] Mortgagor Deceased
                    - Executor/Heir exists
                    to dispose of
                    property; identified
                    and documented
8764683392 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in and made a payment. The borrowers' email address was updated.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1516723310 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  8/XX/18 Borrower called locked out of website and the servicer processed payment by phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
1878412817 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3192340336 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3899922123 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  On 01/XX/2019 the borrower was called regarding a payment due. Borrower stated had medical bills and some are paid. Borrower stated will try to bring the loan current. Borrower was advised may be able to be reviewed for repayment plan. Borrower was provided with know your options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3379198715 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower wanted to request assistance accessing the web.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9155829822 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 01/XX/2019.  Borrower called in to make the January payment.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2016.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower stated the loan was never behind and should not have property inspection fees.  The servicer reviewed the notes and determined the loan went delinquent in April 2014 due to an escrow increase.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2010.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2015 and there is no evidence of reaffirmation.  The proof of claim was filed 09/XX/2010.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9283010755 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3694310273 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower authorized a payment in the amount of $1044.24. The last contact with the borrower was on 06/XX/2019.  The borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2079601106 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower spouse called in regarding payment and stated there was an issue with husband employment check and  was disputing paycheck amount . The borrower they will be mailing the payment
                                           shortly.The servicer advised the borrower there is a 60 days grace period during the transfer period between servicers.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
7799756554 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 08/XX/2011 and there is no evidence of reaffirmation.  the borrower stated
                                           they reaffirmed the debt, but servicer did not find evidence. borrower referred to the attorney to confirm status
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8297174705 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  01/XX/2019.  The borrower called in to make a payment.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit reporting dispute
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9850492737 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  Borrower called to make a payment on 09/XX/2017 because of difficulties doing it online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4074157350 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called requesting speed pay information.

                                           FYI- Reason for default per comment dated 12/XX/18, borrower stated they "forgot".
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7885497832 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to verify that the zip is correct and loan number adv zip code reflects based on
                                           what she provided and provided loan number                                        transferred to loss draft
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A claim check in the amount of $6,879.21 was received on 06/XX/2019 for wind damages caused on 05/XX/2019. The claim was classified as non-monitored. The funds were endorsed and released to the borrower on 06/XX/2019.
5615614835 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  On 06/XX/2019 the borrower was contacted regarding their June payment. The borrower made it over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4358421279 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower verified demographics.  Borrower also was following up on previous promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8322712946 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Notes indicate that borrower called in to schedule an online payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9880020168 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower made a payment, and advised of income curtailment hardship.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6328855830 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 04/XX/2019.  Per  commentary date for 04/XX/2019,welcome call complete.Borrower called into make payment inquire.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2018.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Commentary states credit dispute was recevied and all applicable fields were updated to show the loan status as of today.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9095967575 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in regarding the transfer information on the account and wanted to review the escrow on the account. The agent explained that due to the loan just being transferred, that they didn't have the escrow accounts just yet. The agent explained that if the payment did increase, it was likely to taxes and insurance increasing. The borrower also set up a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9389514383 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   04/XX/2019.  The borrower called stating that western union not accepting payment, gave information on money
                    and documented         gram code.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.
                                           The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3786599154 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 06/XX/2019.  The borrower called in and made a payment.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2016.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  A verbal late fee dispute was placed and resolved on 04/XX/2016.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2009.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2015 and there is no evidence of reaffirmation.  The proof of claim was filed 07/XX/2010.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9263712014 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
6528225228 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  Borrower called inquiring about letter .  Servicer advised letter is to advise of new payment amount, per interest rate change.  Servicer provided general information on new modification/forbearance
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7385407758 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower authorized a payment in the amount of $3940.08; servicer completed welcome call account verification.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7546706450 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called to make a payment for $2,531.38 and was transferred to a representative to set up the April payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2981752086 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 03/XX/2019.  The borrower called on 03/XX/2019 to make a payment.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower questioned the total amount due and stated they have an overdraft of $1,400 on the bank account.  Agent researched and advised it was because there had been two payments made at the same time causing an overdraft and returned payment. Borrower disconnected.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7416389932 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6026614608 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to update email.  Advised borrower of 15 day grace period, if payment is made with in that time there will be no late charge.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3146882849 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2018867261 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to request a escrow statement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2019.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 01/XX/2019.  Chapter 7 filed on 08/XX/2013 was discharged on
                                           03/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6060267444 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  1/XX/2019-   Borrower spoke with agent discussed account status total amount due and online access.  Borrower authorized payment via telephone $1170.28 process date 1/XX/2019.
                                           01/XX/2018 -  Borrower spoke with agent regarding pending Loan Modification and final loan documents received next step.  Agent advised the borrower trial plan completed waiting for returned documents to finalize.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1612509176 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in to see if they could temporarily change the account their payment drafted from.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9721455705 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The customer called to confirm where to send their March payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2611850144 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2017.  Borrower called and requested a copy of the payment history and for date of the last modification and was given 8/XX/2012
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9767237502 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  12/XX/2018.  Borrower called to make a payment in the amount of $851.50.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2017.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  customer disputed payments from June 2017 that did not post to the account. The servicer researched and provided explanation of findings.
                                           REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3719990240 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower was advised home was in good standing.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4317541925 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      05/XX/2018.  The borrower called to check on status of mod and was advised that it was denied due to lack of indication covered by  borrower assistance form.  They were advised to send it in again.
                    insurance              EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60
                    [1] Written Dispute -  days and no further communication from mortgagor.  The comments on 06/XX/219 referenced a credit dispute. The
                    Servicer responded     notes at that time also stated the issue was resolved as an audit was submitted to the credit bureaus to within 60 days and no  suppress reporting during a bankruptcy.
                    further communication  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the
                    from mortgagor         reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2014.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2015 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  The borrower called on 09/XX/2017 stating the roof was damaged allowing water to leak into the property due to Hurricane
                                           XXX. The borrower stated they had insurance through the condo HOA, but was unsure if a claim was filed. On
                                           04/XX/2018 the borrower also advised of water damages inside the home. The borrower stated a claim was filed.
                                           However, there was no evidence of any claim information being provided, nor was there mention of completed repairs.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX.
6716811467 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  Borrower inquired about HAMP program incentive
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1779518638 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2017.  The borrower called in and was advised of the next payment due. The borrower stated they are self employed and have fluctuating income. The borrower was advised funds in suspense would apply to late fees on the account. The repayment plan was removed as the account had been brought current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7051432338 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  04/XX/2019 - borrower called for general account information
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6328329961 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  The borrower called in to request their payment history for the Hero Program.  The servicer went over the borrower's payment history.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4062644297 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called on 03/XX/2019, but there are no details.  A welcome call had been made on
                                           03/XX/2019.  The phone contact before that was on 02/XX/2017, when the borrower requested a payoff statement and asked questions about paying off the loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5192782555 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  5/XX/2019-Notes indicate the borrower called to schedule a Promise to Pay payment for $778.19 effective 6/XX/2019.  The agent also advised borrower of tax fax number for tax/insurance policy information.

                                           Spoke with borrower who received 1099C and needs explanation.  Advised borrower to contact a tax consultant.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7129442156 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   02/XX/2019.  Borrower called for 1098 and agent responded mortgage interest is no longer tax deductible.
                    and documented         Borrower is deceased and Executor/XX/09/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5914551272 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    requested within the   PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower contacted the servicer on 03/XX/2019 to inquire as to where the payment can be made.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9314957082 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower made a promise to pay on website by 6/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2006781774 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to confirm their autopay status.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8561318697 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2017.  Made a payment arrangement with borrower.  She does not want to make online and will mail it.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1308727065 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called to say it appeared her last payment had been misapplied.  Agent confirmed and corrected it.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4489641741 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  04/XX/2019 Welcome call with borr. Provided information regarding new servicer, website, online payments, and escrow disclosure.

                                           Borrower states mailed in check and payment was returned, another item cleared leaving account short.
                                           Borrower advised income is down, child in daycare, not having a financial hardship, intent is retention.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5650149672 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to make a payment. Welcome call completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5877024518 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
2823025642 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2017.  The last contact with the borrower was on 05/XX/2017 to discuss payments made ahead of time.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3773873647 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower requested 1098 form emailed to them and advised will be making payment today for March.
                                           Reinstatement was also discussed with borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4966372472 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  On 10/XX/2018, the borrower stated that they made a payment that day already and said that they were at work and couldn't go over the details.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5260435224 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  Outbound called to borrower, who refused to set a call back & ended call
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3188154307 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called in to see if all payments have been applied to the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5407834781 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in to make a payment in the amount of $1462.20.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8210485302 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Authorized 3rd party called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3887179350 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to get ACH information
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1005539497 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      12/XX/2018.  12/XX/2018 - Borrower spoke with agent discussed account status and damages occurred to home no indication covered by  claim filed.  Default due to third party taking money to process Modification and later learned was not
                    insurance              legitimate.  Borrower did not file a claim on property, stated property livable and plan to repair.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           On 12/XX/2018 the borrower advised the agent the property was damaged due to the natural disaster. The borrower indicated they did not file a claim, the home was livable, and the planned to repair the damages.
                                           There was no evidence of any repairs being completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The comments on 03/XX/2018 indicated the property was located in a FEMA disaster zone.
                                           No damages were reported. Later comments on 12/XX/2018 referenced the property was located in another FEMA disaster area.
4364669782 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower inquired on loan information and guided the borrower on the steps to set-up the account online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2009.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2009 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6803823100 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Contact was made with the borrower. The borrower confirmed no issues with the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7600446991 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  08/XX/2018 Borrower called to make sure modification documents were received. Also had additional questions about the modification.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 06/XX/2016 and there is no evidence of reaffirmation.  A prior chapter 13 case# XX-XXXXX was closed on 8/XX/2010.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area noted on 04/XX/2018. No damages were reported.
5839614639 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    requested within the   PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower inquired about next payment due and a payoff quote.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3096311204 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2017.  The borrower was called and advised they were calling for the payment.  The borrower stated that they don't get paid until the 5th and make the payment online.  They advised that they would put the caller on a do not call list.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6252938063 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 02/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in to advised had not received monthly statement for April. The borrower scheduled payment for 04/XX/2019 in the amount of $1961.00
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1716111653 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called with third party for verification on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4096077645 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  The servicer discussed loan modification and escrow shortage. The borrower scheduled several payments over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
9252566522 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  RFC Speedpay request, updated banking info
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9123394004 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Borrower called to set up ACH payment and to correct email address.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
9626375235 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  An authorized third party, spouse of the borrower called in and inquired on a fee on the account.
                                           The party was advised the fee was from the modification, a corporate advance fee. The borrower was advised to submit a request in writing for the exact detail of the fee.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1507125002 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
7473426194 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Comments from 2/XX/19 indicates borrower informed payment due for 4/XX/19. Servicer advised no loan terms will change due to service transfer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4912666581 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  3/XX/2019-  Borrower spoke with agent discussed account status and completed welcome call.
                                           Borrower authorized payments with agent to cover March and April  $747.34 process date 4/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5806668121 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Customer called to make a payment in amt of $570.45 scheduled for 6/XX/19.  Borrower also wanted to know if she was set up on autopay and advised her of website.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7426301548 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  The borrower discussed their loan status and payments.  On 06/XX/2019, a third party called about
                    and documented         credit dispute and was advised of processing times and the final report.  Borrower is deceased and
                                           Executor/XX/16/XX/16/XX/18/2019.
                    [1] Written Dispute -  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the
                    Servicer responded     reason for default with the information provided.
                    within 60 days and no  FORECLOSURE: No evidence of current foreclosure activity.
                    further communication  BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    from mortgagor         LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5575807577 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in for payment information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6527745783 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
4810714373 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower stated was returning servicer call, but agent could not find notes of issues to discuss.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2677198636 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called and stated sister will be staying in home for 4 months and will be making the payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 12/XX/2017 Property was impacted by Natural Disaster.  Damaged repaired 9/2017
3037508067 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in to make payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6262617068 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Borrower's daughter called  wanting to make extra payments towards the principle.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
7125548681 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Commentary states borrower called in regarding general information on the account. Promise to pay was scheduled on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2010.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           The bankruptcy was discharged on 02/XX/2011 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4750406441 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  Borrower called about ancillary fees to be waived with letter and made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1448548334 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2016.  On 12/XX/2016 Borrower called for confirmation of payment sent. Borrower was advised payment was not received. Borrower stated will resend payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2012.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2017 and there is no evidence of reaffirmation.
                                           02/XX/2018 Commentary states Bankruptcy discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6031174988 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Spoke with borrower, customer making sure we received his March payment and we did
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3834651903 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  The customer was informed the last payment was 9/XX/2018 and no payment was due until 10/XX/2018.
                                           Advised the last contact was in June. The customer was informed the $10 fee was charged in 3/XX/2016 for a speed pay. The customer requested to pay the fee and a payment was set up. The customer stated their statement was showing a double payment. They were advised the statements were sent out before the payment was made. The customer inquired why the payment went up . They were informed it was due to the escrow change in January of the past year. They were informed a statement with the change was mailed out in November 2017. The customer requested for that to be mailed again. They were advised to go on the website for it. The customer asked about a modification. They were informed they had prior modifications and a modification at this time would not be beneficial.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
5350184327 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2017.  Borrower made a payment by phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8329806412 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8158693284 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower declined paperless billing lead sent via email.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2523689535 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Borrower called stating they were unable to make their trial payment online. Associate advised the system does not recognize the trial payment and offered to schedule payment for borrower. Borrower scheduled payments for 11/XX/2018, 12/XX/2018 and 01/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1654652935 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called with a promise to pay $836.95 by 6/XX/2019 via mail.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6411353275 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  Borrower called to change payment due date
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5857935105 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called requesting a copy of the nor for personal records and also promised to pay
                                           $192.75 by 8/XX/19 via web
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to a hurricane noted on
                                           05/XX/2018.  No damages were reported.
4991139204 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2016.  The borrower was contacted and advised of the total amount due.  The borrower stated just got out of the hospital with a long term illness and is disabled.  The borrower stated will bring the loan current next month.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2000720437 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called regarding the extra payment they made in April, said it was for the next payment due but was applied to principal, advised it will be re applied to payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6548709207 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  Outbound call to collect payment.  Borrower advised that they'd been ill.  Made payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster zoned noted on 11/XX/2017.  No damages were reported.
9002087420 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  The customer stated they needed to download their 1098 form as they were unable to get on the website. They were advised to try another web browser. The customer stated they would try again and if not they will call back.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9107401728 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  Borrower was calling about the billing statement  of May 9th that showed past due. The ACH is the
                                           11th  of the month. Explained that and customer seemed satisfied. Payments are due on the 1st and have a
                                           15-day grace period. A late charge is assessed after the end of the month. Negative credit reporting goes into affect. Notes 061316, Reviewed self service options, auto pay and future-dated payments  not discussed because borrower has ACH. Last payment 06/XX/01/18.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9123382695 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in to make a promise to pay on account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
1754872575 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in to make a payment. The system wouldn't let the agent process the payment due to it being a duplicate payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
8628648429 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Natural disaster comments noted on 5/XX/2018, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.
4401071209 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called to make payment on account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9322507007 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  05/XX/19: borrower made promise to pay $1357.76
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7776333856 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2016.  Spoke with borrower process speed pay for $1824.16 for 08/XX/2016.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
6701627545 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The borrower called in and stated payment has already been set up over the phone via IVR system.
                                           The borrower advised needs to change mailing address.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6615228499 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called for instructions on how to edit draft day for ACh online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: This property is located in a FEMA disaster area noted on 3/XX/18. No damages were reported.
1410265726 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  inbound call from borrower to have online account reset
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4054086005 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
6107007753 1        [1] Damaged Interior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Active insurance claim PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    and funds held by      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    servicer with          06/XX/2019.  Borrower was provided number for loss draft. Borrower also made a promise to pay by 7/XX/19.
                    indication of related  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2019.  The dispute type is Verbal and the reason
                    contractor bid         is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is
                    sufficient to cover    closed.  The borrower called in to have a late fee waived due to not being late.  The escrow account was noted
                    repairs                as not assessed correctly.  The late fee was waived due to the prior agent issuing the wrong code.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the
                    [1] Verbal Dispute -   reason for default with the information provided.
                    Servicer responded and FORECLOSURE: No evidence of current foreclosure activity.
                    appears issue is       BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    closed                 LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is TBD.  A claim was filed for unspecified damages.  Claim funds in the amount of $14656.69 were received on 06/XX/2019.  The claim is classified as enhanced endorse and release and pending the adjuster's report to release the funds.  The details of the damage and status of repairs were not provided.  The damage repair amount is estimated at
                                           $14,656.69.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3739986345 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9704607267 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 12/XX/2012.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3509672095 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  Borrower called about last payment, advised for 4/XX/8/XX/Heir exists to dispose of property;
                    and documented         identified and documented.  The date of death is 11/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4621041280 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    requested within the   PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in regarding payment dispute, will fax bank statement for charge of NSF
                    [2] Written Dispute -  charge and bank fee to research department to confirm 06/XX/02/XX/14/XX/28 and was taken the day of the
                    Servicer responded     request.  A written request was received on 06/XX/2019 regarding the NSF fees.
                    within 60 days and     REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    mortgagor still        FORECLOSURE: No evidence of current foreclosure activity.
                    questioning servicer   BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Noted on 04/XX/2019 payoff was generated. Noted on 06/XX/2019 reference to Homeowner
                                           Utility Lien $1717.16 12/XX/2018 tax sale, good through 06/XX/2019 mailing with 06/XX/2019 for processing before good through date.
2158185169 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called to discuss escrow and extra balance and was advised it is for tax and insurance payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4994321339 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
4454635744 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  the borrower called in provided a payment in the amount of $340
                                           Borr called in to schedule payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7006735328 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Last contact spoke to authorized third party and they wanted information on loan transfer.
                                           Borrower was advised and given information on where to send payments Previously discussed modification with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6956339030 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 02/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  inbound call from borrower to process payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5273420152 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called for the account status. The agent provided the unpaid balance and the monthly payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area as noted on 08/XX/2016. There is no evidence of damage to the property.
7415782216 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  Borrower questing call, stated already set up on auto pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4424636849 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called and authorized a payment in the amount of $2082.29.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2224057659 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2017.  Authorized third party called about cancelling of PMI.  Reviewed requirements.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5784257906 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  On 2/XX/2019, the customer called as they had received a double bill and wanted to know why.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
4145381504 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   01/XX/2018.  Comments from 1/XX/18 indicate borrower called in to review final mod terms. Servicer reviewed
                    and documented         terms of this mod and previous HAMP mod.  Borrower is deceased and Executor/XX/18/2014.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3001455615 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
3036403155 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  Spoke with borrower and advised of total amount due.  Borrower stated makes payment on website.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
8952429313 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  An authorized 3rd party called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3865501388 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  The authorized third party calling in reference to August installment. The representative advised can request not to be called within grace period. The authorized third party gave full banking information.
                                           The authorized third party made a payment effective for 8/XX/18.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX. No damages were reported.
6647786540 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  inbound call from borrower inquiring that borrower received letter stating payment was missing.
                                           loan servicer confirm that payment was received on 03/XX/2019 however due to invalid account number. payment was not made. Borrower processed payment over phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6304129847 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  Borrower requested late fees be waived. Payments were mailed
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3135126608 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  The borrower stated reason for default as curtailment of income and stated intent to bring the account current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3335208450 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in inquiring if loan account is still under the 60 days grace period. The servicer  confirmed the loan account is still under 60 day grace period. The borrower stated will create online account and make payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was impacted by hurricane XXX as noted on 09/XX/2017. Only damage was fence and that was resolved.
4604604905 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to make a payment and asked to speak to a representative. The representative helped the borrower establish a cash out refinance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2113708660 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2017.  Customer called in with a payment inquiry. The customer was concerned about the payment application. Part of a payment was being applied to principal and late charges. The customer did not have the difference to pay over the phone and was seeking assistance. A request was entered to have the transaction reserves and applied only to the payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7126969917 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2016.  On 09/XX/2016 Borrower called to inquire about secure inbox messages from 2010. Borrower was advised can disregard and delete them.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7861456703 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 06/XX/2019.  Borrower called in for credit correction.  Advised made two payments every other month in order to be ahead and stated was never advised by doing this, would be reported late.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2019.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower called in for credit correction.  Advised made two payments every other month in order to be ahead and stated was never advised by doing this, would be reported late.  The borrower noted on 06/XX/2019 will call back with more information about the payment months.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4860721025 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  inbound call from borrower to process payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1618234329 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2016.  Borrower set up 3 payments by phone dated 01/XX/17, 02/XX/17, and 03/XX/17.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6456518387 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2017.  The borrower stated that he has a payment scheduled with his bank bill pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA declared disaster area due to Hurricane XXX which occurred on 09/XX/2017.
8095200220 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    requested within the   PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in to provide a payment, a welcome call was completed
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7550112197 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      04/XX/2019.  The authorized 3rd party called to make a payment for $1,782.42.
                    indication covered by  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2019.  The dispute type is Written and the
                    insurance              reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower was disputing a payment taken from the wrong
                    [1] Written Dispute -  account resulting in insufficient funds.  The borrower stated the representative used historical banking
                    Servicer responded     information instead of current account information to make the payment and the funds were pulled from a within 60 days and no  business account.  The borrower provided banking information and a response was sent on 09/XX/2016.
                    further communication  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    from mortgagor         FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower reported damage on 09/XX/2017 due to Hurricane XXX.
                                            Damage was noted to the roof and it is leaking.  The insurance company confirmed on 02/XX/2018 that there was never a claim filed by the borrower.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
3391111776 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Commentary states borrower called in to make a payment on the account. Borrower advised of reason for default.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1186634632 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to ask for general account assistance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7394208564 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in requesting assistance to login to online system.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3984915741 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
1689477862 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called to make a payment int he amount of $2544.46 by 03/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9229437641 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2016.  Borrower called in to make a payment on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2014.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 06/XX/2014 and there is evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4195988640 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Spoke to borrower when they called inbound to discuss taxes on the property and homestead tax plan that was supposed to lower the tax liability.Borrower called in and asked if a short sale would negatively effect credit also ordered a payoff.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4895706105 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  The borrower called in stating that he was sent an email that his payment was not received. The representative advised of the total amount due and advised that the payment increased. A payment needs to be made payment before the XXth to avoid late fees. The borrower stated that he would set the  payment up via bill pay. The borrower declined to set up payment over phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: This property is located in a FEMA disaster area due to Hurricane XXX noted on
                                           9/XX/17. No damages were reported.
9098600684 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6842609212 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2017.  Borrower called in stating that he wants tax forms for 2014, 2015. Advised of last payment received on the account and last time spoke with him in regards to the account TAD NOI that expires 2/XX/17.
                                           Reason for default is curtailment of income issue has since resolved and back working.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7759359332 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in for general account information. A welcome call was completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4173243657 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  outbound call to borrower, however came in contact with unauthorized user and was not able to complete welcome call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4386463568 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called in with spouse on the line and advised that they made a payment and stated
                                           amount is in suspense and was calling for options. The agent advised that the last payment received was for
                                           $1195.16 and they advised would like the payment to be applied to January. The agent advised that since the payment is short $736.11 the payment will not be able to be applied. The borrower advised that they plan to make the payment difference this week. The borrower was advised that it is recommended to call back to make sure the funds were applied to January payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2011.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2012 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4194961438 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called to get loan number to update auto pay date.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2009.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 11/XX/2009.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017; no evidence of damages.
3934066129 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  Authorized 3rd party called and promised to make a payment in the amount of $377.04 by 06/XX/2019
                    and documented         via Bill Pay and $2624.52 by 07/XX/2019 via Bill Pay.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
8008166801 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2438102528 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in to discuss refi options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1521118616 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Borrower called in for principal balance. Servicer advised the  unpaid principal balance
                                           $496,197.59. Borrower wanted to know options for lowering payment amount. Servicer advised the borrower they can refinance or modify the loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6087399875 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: An insurance claim was filed on 04/XX/2017 for wind damage sustained to the property on 03/XX/2017.  The claim was closed on 11/XX/2017 as all funds totaling $10,384.53 were released and 100%
                                           inspection results were received.
7981057922 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1931152793 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in to get the new loan number. The agent assisted the borrower and completed the welcome call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9079465240 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: This property is located in a FEMA disaster area noted on 10/XX/17. No damages were reported.
1148429671 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Auth 3rd party called to make a payment and husband added wife to life of loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
5623865940 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Borrower called inquiring about payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2545386802 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  inbound call from borrower inquiring if additional payment can be added to principal per month.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9635251678 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   02/XX/2018.  On 2/XX/2018, borrower called in to make payment  to bring loan current.  Borrower is deceased
                    and documented         and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7773854470 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  The customer called to make the last trial payment. They processed a payment for 3/XX/2018. They were informed of the process when they receive the final modifciation documents. They were informed to continue to make trial payments until the final modification documents are received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1834107757 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  Borrower called in regards to adding spouse to loan, was advised can add as authorized user.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2792895688 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
8533792786 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  inbound call from borrower to process payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8637622288 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Spoke to Borrower about a transfer and the Borrower stated that there was two payments that were drafted out of their bank.  The Borrower called customer service for PNC Bank and was advised that they would not be able to confirm that they will honor the double payment or not until tomorrow.  Servicer said to call back tomorrow to confirm so that they can have half the funds sent back.  Servicer also discussed that if they allow the transaction to clear, then they will be paid until 5/XX/19 payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
1652986055 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  The borrower called to get a Satisfactory Letter form the servicer sent. The borrower was advised a Goodbye Letter can be sent out. The borrower made a promise to pay $965.09 on 9/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA Disaster Area due to Hurricane XXX noted on
                                           02/XX/2018. The borrower called on 02/XX/218 to initiate a non-monitored claim for damages caused by the hurricane on 09/XX/2017. A check for $9,599.21 was receive don 02/XX/2018. The notes on 02/XX/2018 stated the funds were endorsed/released and the claim was closed.
2399370960 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  outbound call to borrower to complete welcome call with borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4015798250 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower called in to set up payments to bring the account current this month.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. XXX Hurricane XXX
                                           (DR-XXX) declared on 09/XX/2018. On 12/XX/2016 a claim was initiated for water damages caused on 10/XX/2016.
                                           An inspection was received on 04/XX/2017 showing all repairs were completed, and the claim was closed. A new claim was later filed for damages caused by Hurricane XXX on 09/XX/2017. Funds totaling $11,134.27 were received. The notes on 01/XX/2018 indicated the funds were released and the claim was closed.
6174728884 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8669012896 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to inquire about late fee on the account and was advised the late fee was waived.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7116690833 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Commentary states borrower called in regarding billing statement information. Borrower was advised that account is up to date and provided with equity information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1087315438 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower spoke with an agent and wanted to verify that the payment their family member processed on the IVR went through. The agent advised it had went through the day prior.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4455996167 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower inquired for new payment breakdown and then made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area due to Hurricane XXX noted on
                                           09/XX/2017.  No damages were reported. A claim was initiated on 04/XX/2016 for wind damages caused on
                                           04/XX/2016. Two checks were received during the claim process totaling $10,676.90. All funds were released and the claim was closed on 11/XX/2016.
6350316302 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  On 08/XX/2018 the borrower was called and made a speedpay for 916.61 for 08/XX/2018
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5616149435 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8158783597 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  03/XX/2019 welcome call, discussed repayment plan, , payment made for $2,233.51.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1060859644 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower set up payment for 3/XX/19 and servicer provided welcome call information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2959167025 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called regarding change in insurance carrier and to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5285147726 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  06/XX/2019 Borr called to make sure payment was applied correctly and to use funds in the suspense account first.  Showed borr how to do this on line to avoid a fee.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5412254388 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in regards to escrow payment amount, went over escrow information. Borrower was provided with insurance phone number to contact them.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The borrower was financially affected by FEMA declared disaster Hurricane XXX which occurred on 09/XX/2018. No damages were reported.
8312293128 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to check on the payment that was made on website.05/XX/2019 borrower called in, RFD curtailment of income, gets paid once a month, scheduled payment for 05/XX/2019 $1,284.76, stated was unable to pay online, advised that it is due to last payment was returned.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1615171532 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  Called and spoke with borrower. Advised total amount due IAO $3994.05 and next payment due
                                           9/XX/2018 IAO $3858.25. Borrower stated reason for default is that wife lost job in April 2018. she has a new one started Sept 5th. Gap in pay, 3 weeks received unemployment benefits. First paycheck on the 21st. Reason for call to collect dept payment  which was declined.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9592472499 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  06/XX/2019.  The borrower called in to get interest information and the call got disconnected.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2019.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Comments dating back to 04/XX/2018 referenced the borrower has been disputing the delinquency and negative credit reporting for years. Multiple responses were issued advising the account status and credit reporting was accurate. The borrower was advised on 01/XX/2019 if they wanted to continue to dispute the issue they would have to file a dispute with the prior servicer or credit bureau. After the recent service transfer on 03/XX/2019, a complaint was received on 03/XX/2019. A resolution letter was issued on 03/XX/2019.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: An inspection was received on 07/XX/2018 showing 100% of the repairs were completed.
                                           The remaining funds were disbursed on 07/XX/2018, and the claim was closed on 07/XX/2018.
4217628263 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2011.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2014 and there is no evidence of reaffirmation.  The proof of claim was filed 07/XX/2011.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8014993325 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 02/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
4921270046 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  inbound call from borrower to process payment due.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1737311111 3        [3] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damage remains         PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    unresolved and no      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was indication covered by  06/XX/2019.  The borrower was called and promised to make a payment by 06/XX/2019.
                    insurance sufficient   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    to cover repair        REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower called on 04/XX/2019 stating the property was damaged by a storm; the details of the damages were not provided. There borrower stated they were waiting on a claim check from the insurance company. However, no information was provided regarding a claim. There was no reference to any completed repairs.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5593376232 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to see if late fee could be waived.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7387899402 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  On 04/XX/2019 the customer made future payment arrangement in the amount of $1685.44, scheduled for 05/XX/2019
                                           03/XX/2019: the customer called in to make a payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8399049565 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  On 8/XX/2018, the borrower stated they were locked out of the website.  A payment was also made.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9368840898 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower scheduled payments for 7/XX/19 and 8/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is active.  Reviewer could find no details on either bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2052704878 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The borrower was advised of total amount due and proceeded to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Natural disaster comments noted on 4/XX/2018, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.
3608624475 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower scheduled a payment for 04/XX/2019
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7017694141 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  The borrower called in regarding an escrow question.  The borrower stated went to the county and should be exempt but received an escrow analysis.  The servicer advised of the new escrow and payment amounts beginning 06/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1035821154 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in concerning letter about shortage. Payment scheduled for 06/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5025131299 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  06/XX/2019.  The borrower called in to schedule a payment in the amount of $904.53 for 6/XX/2019.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A credit dispute was received regarding the current balance.  The account was updated and resolved.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2010.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 05/XX/2016 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXX Wildfires noted on
                                           08/XX/2018.  No damage was reported.
5218361055 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Talked to third party wife called in needing to see if she can authorize someone on the loan to make payments advised anyone can be authorized.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4154413385 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to make a payment. The servicer advised fee to make payment but the borrower did no want to pay the fee and advised would find another way to make payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
3653044211 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower called and requested to cancel PMI, the servicer requested Letter L171 be sent to the borrower and advised of the next steps.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8522109949 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in and completed "Welcome Call". Courtesy waiver was applied
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2262143349 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1785361967 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Spoke to borrower and reinstated the loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5926714275 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  09/XX/2018.  On 9/XX/2018, borrower called in and stated he is not able to make the payment for this month.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2017.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7991743735 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Customer called in and said she had a repayment plan and that she made the last payment on
                                           3/XX/29/XX/28/2013.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9977826414 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  04/XX/2019- Borrower called regarding letter advising of flood insurance. Wants to know why flood insurance is being charged.  Advised is showing as a deposit.
                                           03/XX/2019-The authorized third party spouse called in about loan being transferred. The agent provided third party with new account number and completed the welcome call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 10/XX/2013 and there is no evidence of reaffirmation.  The bankruptcy filing date and case number XX-XXXXXX
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
8459505990 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in and wanted to changed the due date, advised we can not change the date and explained the grace period
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8249340502 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The borrower called in to authorize a payment by phone for the November payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4549105974 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower made a payment and inquired about the escrow shortage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9873161483 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower scheduled a payment for 06/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8175881383 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Commentary states borrower called in to schedule payments on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7715300625 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   05/XX/2019.  The borrower called to advise they would be unable to make a full payment today. They wanted to
                    and documented         know if they could make a half payment by the end of the month and the remaining half next month.  Borrower is deceased and Executor/XX/20/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2000128321 2        [2] Damaged Interior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Active insurance claim PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    but unclear who holds  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    funds or covered by    06/XX/2019.  Borrower called to make payment on account. Servicer waived late fee as courtesy.
                    bid                    EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is flood.  The borrower called on 12/XX/2018 to initiate a claim for flood damages caused on 12/XX/2018. Vendor closed claim
                                           02/XX/30/2019.  The damage repair amount is estimated at $10,000.00.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1533457763 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2017.  The borrower called on 04/XX/2017 to discuss the amount due and make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area noted on 04/XX/2016. No damages were reported.
5338997255 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  Borrower advised property not damaged.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7929784041 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Customer called in to make a payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2677197230 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  On 08/XX/2018 Borrower called to inquire fee amount to make payment online. Borrower was advised no fee amount charged for payment on call. Borrower made a payment on call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
6296402929 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9920846736 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The last contact was made on 5/XX/2019, in which the borrower had general account inquiries.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2013.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2016 and there is no evidence of reaffirmation.  The proof of claim was filed 12/XX/2013.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3644089522 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6340205602 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  SPoke with borrower who wanted to process speed pay IAO $2269.01.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5480539759 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to set up payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
2914603895 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower authorized a payment in the amount of $771.88.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6144628650 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7677769539 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  On 06/XX/2019 the customer called to make May payment and schedule their payment for June.  Both payments were in the amount of $2393.21 and were scheduled for 06/XX/19 & 07/XX/19.  The customer stated their most recent reason for delinquency was due to forgetting to make their payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4617602881 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and
                                           noted on 10/XX/2017.   No damage was reported.
1640611359 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Co borrower  called to state she is mailing certified funds today for her payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8701155221 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9726135114 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
3359756458 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower made a document request inquiry, in which the agent addressed. The borrower made payment of $1,070.86 scheduled for 06/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7521974548 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Last contact with borrower was when they called inbound to make regular payment on the loan.
                                           Borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9768607297 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  The borrower called in for a password reset.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by Hurricane XXX as noted on
                                           10/XX/2018. There is no evidence of damage to the property.
4180555554 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 02/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The borrower called to inquire about the modification status and that the account should not show one month behind.Also noted the borrower advised the modification package was sent to the bankruptcy attorney.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is filed/XX/11/XX/8/XX/23/2016
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9486577086 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called to advise the scheduled payment would not go through because of a hold on their bank account due to spouse passing away the week before. Borrower advised was calling to make payment over the phone of $1599.50.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1415566495 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower called in inquired if taxes have been paid.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2075834495 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2016.  Borrower called in and advised reason for call was in regards to the final docs, which were signed and returned, we received them on 08/XX/16. Advised to continue making payments to ensure the mod does not fail, advs that the docs have to be reviewed by investor and signed by seterus. once signed by seterus he will be getting a copy and the mod will be executed. Borrower advised that he had wanted to do a short sale but was then offered the mod and decided to take it.  Advised that in case he determines mod is not the best solution after all, he can do a regular sale since short sale is usually in case of active foreclosure.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3754950041 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 02/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in to make payment in the amount of $1329.91. Completed welcome call and made inquiry regarding letter on privacy.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6669181986 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  Borrower called to verify speedpay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7169154320 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2017.  Spoke with borrower who is inquiring about the reason for the refi correspondence being sent.
                                           Advised the correspondence is in regards to reamortization, advised if the loan is reamortized the new payment will be $2295.75 and the loan will be kept within the maturity date of 2038. If the loan is not reamortized the payment of $2357.38 will stay the same until Jan of 2018 when the interest rate increases to 3.75% and the loan will be cut down by 2-3 years.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2460430181 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Spoke to Borrower and they made a payment in the amount of $1,823.24
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4704308866 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: No evidence of recent contact with the borrower.
                    further communication  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2016.  The dispute type is Written and the
                    from mortgagor         reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6562669373 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2017.  The borrower called to make a payment, the agent assisted the borrower and also advised the borrower that the modification had already been executed in the system.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8478047399 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  inbound call from borrower to request copy of 1098 T form.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7347734325 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4258477483 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower stated will make a payment online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2872104726 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2947027872 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  02/XX/2019.  The borrower inquired about the status of a payment made on the servicer's website.  The agent
                    from mortgagor         advised the payment did not go through due to no account number.  The borrower requested to make a payment over the phone; agent processed payment and advised it would draft in 24-72 hours.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  An electronic dispute was received from a credit reporting agency; servicer updated account to reflect bankruptcy information.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2011.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2016 and there is no evidence of reaffirmation.  The proof of claim was filed 09/XX/2011.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4412918735 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called for account information after loan was transferred.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9748035381 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  Borrower called made two payments for $1,454.97.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2246537464 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower call to cancel the auto-pay and set up 2 schedule payments. Borrower requested to have late fee waive but there is no late fees as yet.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3760041173 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called to go over late fees on bill wants them waived we could not waive them. We completed the welcome call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2014.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 01/XX/2015 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5164480916 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower promised to pay $1,212.97 by 03/XX/2019 via Web.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4618410070 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 02/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called about the escrow. Agent validated the loan transfer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3424761456 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2017.  12/XX/2017 - borrower called to schedule payment in the amount of $1288.48 for 12/XX/2017
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4727566748 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower promised to make a payment in the amount of $1566.43 by 05/XX/2019 vi Web.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8201217679 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  The borrower called to inquire about modification documents being received
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9506925462 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower daughter called,  wanted to know options regarding refinancing in her name and removing mother name as she is on the deed.Advised I need to transfer her to the refinance department.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3088022256 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The customer called in with a modification inquiry.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1886587706 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in to obtain general account information and to see if his auto pay was transferred over.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1547857928 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  Spoke with authorized third party calling to inquire on ACH. Advise borrower ACH on the 1st might take 72 hours to show. Advise next service steps.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
4344331148 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in and authorized a payment in the amount of $871.15.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 09/XX/2017-The property was located in a FEMA declared disaster area from Hurricane
                                           XXX which occurred on 09/XX/2017. No damages were reported.
9323397642 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Borrower called and wanted to know why there was an escrow shortage on account and  why the payment increased.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2013.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2016 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4031985067 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  The borrower called to see if the lender was a mortgage company.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6266944179 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  The borrower called to confirm that ACH was setup. The servicer confirmed payment will draft on
                                           9/XX/14/XX/28/XX/01/XX/07/2018 stated all funds were released and the claim was closed.
5506266043 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower wanted to call and give authorization to let someone talk about the mortgage. (Add third party authorization)
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3615392631 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Outbound call to borrower to confirm modification is no longer needed since account is current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4536877144 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  On 04/XX/2019 the borrower called to request that their payment due date be the 15th of the month.  The servicer advised borrower that they have a 15 day grace period and can make their payment on the
                                           15th of each month.  The borrower scheduled a payment in the amount fo $438.03 for 05/XX/19
                                           08/XX/2017: Borrower called in trying to print out a UBAF but it just goes to a black screen. Hoping we can fix the issue. Advise total amount due, grace period and due date. Borrower states starting new part time job gets paid every 2 weeks.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6593810725 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in with an escrow inquiry.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4410301593 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      06/XX/2019.  The client received an inbound call from borrower to process payment.
                    indication covered by  06/XX/2019 - Borrower called with questions regarding terms of the modification - promises to pay $793.04
                    insurance              EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is flood.  The borrower called on 10/XX/2017 stating the bedroom was damaged from flooding caused by Hurricane XXX. There was no evidence of a claim being filed or any repairs being completed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX.
1151319645 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower scheduled a payment for $2,964.01 and was advised of the reinstatement repayment plan option. 4/XX/2019 RFD excessive obligations,provided KYOCC last payment inquiry, stated made a payment today for $6,010.88, scheduled payment of $2,964.01.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3388094764 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  The borrower called to request assistance with online account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2012.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2012 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7790434187 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Called borrower for payment.  Payment scheduled for 6/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2967106915 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  On 2/XX/19 verified owner occupancy.  Cust called regarding payment inquiry.  Advised customer that payment was pending and would post as of tonight.  Advised customer that once loan transfers to new servicer she will get a welcome letter and new loan number.  Advised customer that payment for March will already be submitted.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7550990611 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in because a representative called the insurance provider and the borrower wanted to know the reason why.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1866022089 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  On 06/XX/2019 the borrower contacted servicer due to a problem making their payment online.  The borrower made a promise to pay $374.44, scheduled for 06/XX/2019
                                           On 1/XX/2019, borrower called to secure January installment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7858122282 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 04/XX/2019.  Payment inquiry- borrower called to see what balance as of today was- loan charges of $194.26
                                           Call on 04/XX/2019 due to payment dispute.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Servicer shows customer acct is 30 days late for months and customer has proof acct has been current.
                                           Call was made on 04/XX/2019.  Funds were noted on 04/XX/2019 as reversed from the escrow account and applied to payment.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6286877860 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  The borrower authorize a payment in the amount of $2000.00 dated 11/XX/2014 and $2000.00 dated
                                           12/XX/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6149969901 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower wanted to reset the web account and start over. A request was submitted. The borrower also scheduled a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comment dated 10/XX/2018 reflects that the property is located in a FEMA disaster area due to Hurricane XXX. No damage reported.
4553380745 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower advised loan being transferred and payment that is scheduled for the 16th will be canceled and borrower will have to contact new servicer to make payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4363370654 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2017.  The last contact with the borrower was on 12/XX/2017 to discuss total amount due.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5658081095 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2016.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8219251252 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Spoke with borrower, borrower called in wanting to get a reset password. Sent borrower reset password
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2010.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2011 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7621760235 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2017.  On 03/XX/2017 call was in reference to payment due. Borrower advised made payment on 03/XX/2017 and payment still pending. Payment did not post. Borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
3399351007 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower was contacted regarding the final MOD documents.  Borrower stated received the documents and waiting for spouse to sign and to be notarized.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6423043286 3        [3] Damaged Interior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damage remains         PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    unresolved and no      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was indication covered by  05/XX/2019.  The borrower wanted to verify if on auto pay and if the account is current. The representative
                    insurance              advised yes.
                                           05/XX/2019 - Borrower called to request reduction of monthly payment - promises to pay $1375.98 by 06/XX/2019
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  On 01/XX/2018 the borrower called to report a claim for water damages caused on 01/XX/2018. A representative from the insurance company advised on 10/XX/2018 the claim was being closed due to the deductible was too high, and the borrower advised they were going to pay out of pocket for the repairs. There was no mention of any repairs being completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4097287059 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2017.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9954449694 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4780576251 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   11/XX/2017.  The borrower stated that her intent is to make the payment later in the day.  Borrower is
                    and documented         deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3313184131 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2017.  The borrower was advised final documents were received and the modification was executed and will go into effect on 6/1.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9761603607 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4257535186 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  44/XX/19 Spoke with customer to confirm that the payment sent was received and posted.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7094468902 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Called borrower about payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4031008571 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to schedule payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2828968849 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Outbound call to borrower to complete the Welcome call and secure payment on the loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3971951023 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8427364884 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  On 02/XX/2019 Borrower called in reference to payment and new servicer. Borrower was advised the automatic draft will carry over to new servicer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9808866034 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to make a payment for $1,123.48 by 5/XX/2019 via the web.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8285508641 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and
                    property; identified   Executor/XX/14/2018.  No damage was reported.
                    and documented
2037785933 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  Last contact with the borrower discussed modification and confirmed with the borrower paperwork came in on 05/XX/2018. Borrower was advised about one or two weeks to fully enroll.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5272969099 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Demographics verified. Borrower states RFD Excessive Obligations.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6608627840 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  The borrower called cancelled auto pay and scheduled a payment for 06/XX/2019.  Borrower is
                    and documented         deceased and Executor/XX/01/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1546247225 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  borrower called due to mortgage not being reported on their credit. The  rep assisted agent with submitting a credit update and counselled on the know your options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1785523595 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to schedule a payment for Thursday.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5937181094 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to inquire about refinancing options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6681658824 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Authorized third party called regarding insurance check. Servicer advised draw check was sent
                                           10/XX/2018. All repairs completed 01/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was in FEMA disaster are 08/XX/2018; insurance claim was filed for fire damage. All repairs completed and 100% inspection received 01/XX/2019.
5739481946 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2984758464 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The borrower called regarding loan status and payments. Advised borrower loan current and could review account status online. The borrower also opted out of loss mitigation efforts citing this was no longer needed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5793815199 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   12/XX/2018.  12/XX/2018 inbound call advised borrower of total amount due $885.26, advised borrower of next
                    and documented         payment due $725.69 12/XX/2018.  borrower inquired about property inspection, borrower wanted to speak with supervisor  Borrower is deceased and Executor/XX/26/2012.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8139848350 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  The co-borrower called asking if had a grace period. The representative advised there is a 15-day grace period. The co-borrower provided banking information, scheduled Sept., Oct. and Nov. The representative advised would receive confirmation via email.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9281041031 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  Borrower called in to check her payments made or 09/XX/18 and 10/XX/18 and borrower asked to send a new doc for ach form to update her information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9813429369 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2017.  Customer stated was dealing with family issues with daughter.  Borrower stated they do not know how much was spent to cover the hardship and mostly resolved.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4453803555 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower stated has recoverable appreciation money due to toa claim and wants to get the money back from the ins claim that was remaining and needed to speak to loss draft dept.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 01/XX/2014 and there is no evidence of reaffirmation.  A motion for relief was filed 09/XX/2013.  MFR withdrawn 10/XX/2013.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2020039741 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  5/XX/2019-  Borrower spoke with agent discussed account status and credit report was showing foreclosure.

                                           12/XX/2018- Borrower thought that a payment was already scheduled from the previous conversation in July.
                                           Borrower asked to set up Sept and Oct payments for 9/XX/18 payment for $1,069.43 and 10/XX/28  payment for
                                           $1,035.11.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2011.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2011 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was impacted by hurricane XXX as noted on 09/XX/2017. No property damage was reflected.
5978489458 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 10/XX/2020.  The last payment was received on 02/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2013.  The chapter is
                                           Chapter 11.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is cramdown.  The proof of claim was filed 08/XX/2013.  Cramdown booked 04/XX/2017 at $17,000.00 at 5% for 360 months.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
7131111452 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Current loan. Advised of total amount due of $15. Advised next payment due $681.33 on 10/XX/2018.
                                           Advised late charge. Advised grace period of 15 days. Advised of recent modification. Borrower advised that wants to start paying balance down and whats to know how to pay on the principal. Advised of being able to pay online if less than an installment. Advised can mail in the payment for principal as long as intent is specified. Advised of SETERUS.COM. Advised of calls and notices continuing more frequently due to modificatin.
                                           Advised of ACH. Borrower will pay online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4960465376 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Spoke with borrower scheduled speed pay for $1233.65 for 03/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
7985553458 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to completed a payment by phone in the amount of $1,139.75 to be made via the web by 6/XX/2019
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1712014562 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1207933040 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to schedule a payment for $600.37, for 6/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2011.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 12/XX/2011.  The proof of claim was filed 06/XX/2011.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5434934504 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  A call was made to the borrower to collect on the past due loan amount. The borrower advised an internet payment was made on 6/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8322386628 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in to obtain general account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5614655099 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2017.  the customer was contacted and advised that the payment was returned, the customer stated to re run the checks.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2017 and there is no evidence of reaffirmation.
                                           The proof of claim was filed 01/XX/2012.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4176482778 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7154529515 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  On 6/XX/18 the borrower called to make a payment in the amt of $2016.22 scheduled for 6/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
5222561942 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4627860927 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2017.  Borrower expressed concern with the final modification agreement as the payment is higher but stated are going to decrease some other bills to afford the payment. Borrower wanted to adjust a scheduled payment for 03/XX/2019 ato 04/XX/2019 and borrower stated they would send out the documents.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7044554211 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called to advised the payment sent in has been lost and will be sending proof of payment. The borrower has already spoken with the escalation team. will look for missing money order and send
                                           in.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: An insurance claim was filed on 11/XX/2016 for fire damage sustained to the property on 09/XX/2016.  The claim was closed on 06/XX/2018 since all funds totaling $92,625.77 were disbursed and 100%
                                           inspection results were received.
4053148956 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2017.  The last contact with the borrower was to discuss an escrow payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4183982899 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  The borrower called in and inquired on the payment due. The borrower was advised of $10.00 due and next payment date of 07/XX/2018. The borrower inquired on a refund check and a request was submitted.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2746238383 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Third party called for payment information and made the March payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2111207410 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Discussed the Chapter 13 bankruptcy was terminated 03/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2600938352 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called asked questions about escrow analysis.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
4615286540 3        [3] Damaged Interior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damage remains         PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    unresolved and no      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was indication covered by  05/XX/2019.  Borrower called to report a claim. Transferred to loss draft.
                    insurance              EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is fire.  The borrower reported fire damage that occurred on 04/XX/2019.  A claim packet was sent out on 05/XX/2016.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7533058950 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
3781408379 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2017.  inbound call from borrower to inquire on previous payment set up being flagged for NSF. Loan servicer attempted to process payment over the phone, borrower declined and asked for supervisor.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1350642701 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower scheduled a payment by phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6221370366 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to request a year end statement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8881007669 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called  to schedule a payment for 06/XX/2019 in the amount of $1,292.92.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1785073536 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2017.  The borrower called in and made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4959848185 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  The borrower called for assistance in making a payment online the servicer resolved the issue, and the borrower is able to access the online account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7385254947 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9042957992 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in to inquiry why they had late fees on their account, advised the fees transferred from prior servicer.  Borrower made a promise to pay
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5732279815 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called due to receiving a delinquent  insurance bill. Borrower was advised that insurance had been paid and sent borrower transaction history to show payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3428019867 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  Borrower called in to inquire about account information and was advised the loan showed as fully modified and the foreclosure action cancelled.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
2269263524 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Called borrower who stated had the next 3 payments scheduled.  Verified.  Borrower at work, could not talk.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2363301048 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  inbound call from borrower to advise that auto payment was taken out incorrectly.  Loan servicer address and advise borrower will continue to keep an eye on account for future payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3660410230 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called and made promise to pay and hung up.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA disaster area on 9/XX/2017 due to Hurricane XXX. No damage reported.
9675622584 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  05/XX/2019.  Last contact with the borrower they promise to pay on 05/XX/2019. Borrower also accepted
                    from mortgagor         paperless billing and email was sent.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower disputed the credit reporting. The servicer responded on 11/XX/2018. There was no further mention of a dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8366339384 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  The borrower made a promise to pay.  Borrower is deceased and Executor/XX/31/2008.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5381334913 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  The authorized third party called in advising received an email to take advantage to pay 25% late fee charges to satisfy them, set up payment. The representative advised of self servicing options and next steps. The borrower had no further questions or concerns.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3609174011 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  The borrower called to request a payoff quote
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9518302427 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in to ask about the service transfer and signed up for the website access.
                                           Borrower requested copy of modification documents to be sent to her.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 02/XX/2017 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3909878682 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower made a payment online for $3819.58 to bring the loan current. The representative discussed repayment plan and reinstatement plan with the borrower and the representative set up the reinstatement plan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
4015272106 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Commentary states borrower called in regarding an insurance cancellation letter. Borrower advised to have the insurance company contact the servicer to get setup for payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX. No damages were reported.
8464266711 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2017.  On 3/XX/2017 spoke to the borrower who stated not able to keep up the payments due to the step rate payments. Reviewed financials, advised the borrower of un-affordable payments. The borrower stated using reserves, running out and need assistance. Unsure will have funds for the March payment. Advised the borrower can apply for a loan modification, but had two prior loan modifications and the third will be hard to approve.
                                           Advised borrower of seretus.com self service and borrower stated will have them back to Seretus.com by
                                           3/XX/2017. Advised best option to liquidate since another loan modification may keep the payment the same or increase the payment. Advised of the XXX Hardest Hit Fund contact information. Advised of the due date, consequences and grace period. Advised outgoing may continue.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1806465522 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  The borrower called to see if she can pay the escrow shortage over the phone. Servicer advised the borrower to mail the check noting for escrow.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9149062448 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called and was advised that the insurance on file had expired and they stated that they are working on getting a new policy in place.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8024295340 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in and was provided welcome call payment options and account information.
                                           Borrower stated would make the February payment that evening on line. Payment history shows 2 payments made in
                                           March to bring loan current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9592015504 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to confirm the April payment was received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7807398508 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  The borrower called due to a statement received showing owes double and wanted to know why when bank bill the payment on 6/XX/18. The representative advised the statement was generated on 6/XX/18 which was prior to us receiving the payment and advised the borrower to disregard. The representative advised the borrower of auto pay where does have worry in the delay from bank bill pay. The representative advised will send out the form.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
9528716397 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2014.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is active.  The proof of claim was filed 02/XX/2015.  A prior chapter 13 bankruptcy case # XX-XXXXX filed on
                                           8/XX/2011 was discharged on _. Chapter 13 filed on 4/XX/2008 case# XX-XXXXX relief was granted on 1/XX/2009 and effective on 2/XX/2009.  A chapter 13 case# XX-XXXXX was discharged.  chapter 7 was discharged on
                                           10/XX/2005.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7212162391 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
7359974503 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4375051270 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2016.  The borrower stated reason for default as death of family member and was advised of total amount due.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5258129903 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The servicer called borrower to collect payment. Borrower stated payment will be made bu the
                                           15th.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9192217244 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Call to borrower for welcome call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1957965829 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in with a payment inquiry. The total amount due of $1609.02 was provided and the borrower scheduled a payment for 06/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2289507058 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Spoke with customer  to go over due payment information and schedule promise to pay $1214.85 for
                                           03/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
3852979749 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
6825525938 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called and stated will pay balance by the 29th. and requested late fee waiver.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7142488736 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  borrower called in to see what options were available. Borrower had to spend $2,000 in repairs for the hot water heater in the home. Borrower trying to catch up on bills. Borrower was advised to send in documents to apply for a modification.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9273754906 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8173284284 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower contact, welcome call completed updated borrower information. Borrower scheduled a payment for 03/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1541929695 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower made a promise to pay $580.38 by 05/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7589750423 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower made a payment by phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2012.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2012 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
4154988176 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower authorized a payment in the amount of $2560.68.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2125221857 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
8571293574 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA declared disaster area on 09/XX/2017 due to
                                           Hurricane XXX. No damages were reported.
6541999794 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2019.  The borrower made a promise to pay.  Borrower is deceased and Executor/XX/03/2015.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8278532761 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  Last contact spoke to authorized third party wife and she wanted payment information, grace period and billing due date. Third party was also advised tax information will be available Mid January.
                                           Previously discussed modification with the borrower and was not aware of 30.00 fee to loan modification.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4803025614 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2019.  3/XX/19 Inbound, ATP wife called re docs needed to update account, advised her to send over the
                    and documented         dc and the deed.  Unverified deceased Borrower.  Payment made iao $931.29 for 3/XX/19.  3/XX/19 Copy of death cert received, estate already updated on account.  Borrower is deceased and Executor/XX/28/2016.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1328602458 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called, welcome call completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3616206132 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to scheduled a payment in the amount of $767.87 for 6/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1632242309 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  No collection comments 04/XX/2016 to 05/XX/2017. 05/XX/2017 called Cust1, collection call, no promise to pay. Call ended. 01/XX/2018 TT cust1, verified information,
                                           o/XX/01/XX/26/XX/02/XX/04/XX/02/XX/21/XX/02/XX/04/XX/01/XX/07/XX/08/XX/11/2019 Bankruptcy chain of title.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4596341185 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called to make a payment. 05/XX/2019 borrower called to go over payment information, payments scheduled for 05/XX/2019 and 05/XX/2019 $61.91 each, KYOCC provided.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1333621668 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
7684325579 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6347484353 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7932809897 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  On 02/XX/2019 Borrower called stated Borrower 2 is retiring soon and need some assistance to make mortgage payments. Borrower was advised of Refinancing and Loan Modification. Borrower was interested in loan
                                           Modification. A Modification application packet was sent to the Borrower to complete.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6638100040 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower ptp $1554.67 by 6-18-19 via IVR
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3184587073 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in to make a payment. A payment in the amount of $1211.55 was processed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2010.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           The bankruptcy was discharged on 02/XX/2011 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7991779215 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2100903224 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called about a equity program they enrolled in.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1948572291 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Last contact with the borrower  they were advised payment was sent out to their Insurance on
                                           04/XX/2019. Borrower promised to pay by 05/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 11/XX/2016.  Chapter 7 case #XX-XXXXX discharged on 06/XX/2011.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
4338466430 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  The borrower called due to the auto draft being returned and wanted to schedule a payment . The agent processed a payment of $1160.24.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA disaster area on 9/XX/2017 due to Hurricane XXX. No damage reported.
6035311460 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Notes indicate the borrower along with a 3rd party agency called to get general account information on dealing with payments and to get the principal balance.

                                           Borrower called in a payment in the amount of $423.00
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2016.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is active.
                                           The proof of claim was filed 06/XX/2017.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9288177730 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  On 06/XX/2019 the borrower called to schedule a payment in the amount of $1804.91
                                           03/XX/19:The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and
                                           noted on 09/XX/2017.   No damage was reported.
9468918097 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  Borrower called needing online assistance.  Agent advised the borrower the private mortgage insurance (PMI) has been taken off the loan. Loan is current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8301570825 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  Non authorized spouse states that borrower is unable to give verbal authorization and has requested a blank authorization form. Due to illness he is not able to speak with us.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3861047263 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  On 5/XX/2019 the Borrower made a promise to pay. All demographics were verified  No  call attempts during scope.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5132266777 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in requesting assistance to have online password reset.  The borrower scheduled a payment in the amount of $664.53 for 6/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 03/XX/2013 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5860686505 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower for the information to set up online access. The welcome call was also completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9496515766 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to verify mortgage clause.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 11/XX/2018 The borrower was not directly affected by the FEMA declared disaster "XXX
                                           Wildfires".
5214221658 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4627544681 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called about late fees.  Advised of the cut off date and the late charge amount. Payment scheduled.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3311127999 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2620782254 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called regarding the loan transfer and was advised the new servicer will start in
                                           3/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5964072229 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Borrower called to pay the escrow shortage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8245629887 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  The successor in interest called in to confirm that all documents for third party authorization
                    and documented         were received and to confirm property address,  Borrower is deceased and Executor/XX/25/XX/17/2018 reflects that the property is located in a disaster area due to hurricane XXX. No damage reported.
8456679607 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The last contact was made on 6/XX/2019, in which the borrower had an account inquiry.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6348336976 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The customer called in to discuss options for the account including streamline modification.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3403775604 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
9550901249 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7352002421 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      04/XX/2019.  The customer called in and completed welcome call.
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  On 10/XX/2018 the borrower advised the property was damaged due to Hurricane XXX. The borrower stated on 10/XX/2018 windows were damaged along with water damages to the floors. The borrower stated they filed a claim; however, there was no evidence of any claim information being provided. There was no evidence of any repairs being completed.
                                           Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 10/XX/2018 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX. On 12/XX/2018 a claim was initiated for damages caused on 01/XX/2018. The comments indicated the claim was not disaster related. The comments on 01/XX/2019 labeled the claim as a quick endorsed claim. All funds were released and the claim was closed on 01/XX/2019.
8932309364 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4295708355 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4166317177 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
3938032360 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower spoke with an agent and reviewed the account number and the payment amount. The agent completed the welcome call information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5859565002 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  06/XX/2019.  06262019- Borrower called to make a payment in the amount of $1103.09, verified owner occupied,
                    from mortgagor         rfd- excessive obligations.
                                           03/XX/2019-Spoke to Borrower and they promised to pay $980.88 by 03/XX/19 online.  Servicer walked the
                                           Borrower through the process on making online payments.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The comments on 02/XX/2019 referenced a credit dispute from the borrower regarding identity fraud. A response was issued at that time indicating the borrower's identification was verified to be correct as reported. There was no further mention of a dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8035960291 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  Borrower requested a UPB recalculation.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7212604613 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Unauthorized party, spouse, called to make payment.  3rd party was advised loan will be fully boarded after the 8th and to have borrower to call to give authorization.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4329936298 1        [1]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Active          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    insurance claim and    04/XX/2019.  Contacted borrower. Rapid link sent.  Advised of last payment and late charges.  Updated borrower funds held by servicer contact information.
                    with indication of     EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    related contractor bid REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    sufficient to cover    FORECLOSURE: No evidence of current foreclosure activity.
                    repairs                BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           06/XX/2018-Need final inspection to process claim.  Follow up letter sent 05/XX/2019.  A claim was filed for hurricane damage. Damage was reported to the shed and fences and had roof leaks and minor water damage.  Claim funds were received in amount of $19,396.75 on 05/XX/2018. The first draw in the amount of $9698.38 was mailed to borrower on 10/XX/2018. On 01/XX/2019 inspection results indicate work is 56% complete. On 02/XX/2019 limited draw check in amount of $1163.80 was sent to borrower.  The claim was classified as enhanced endorse and release on 03/XX/2019 and pending inspection and additional release of funds.  The damage repair amount is estimated at $19,396.75.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
7300509458 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to make payment to the loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4250748754 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2663602251 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7220757774 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  On 02/XX/2019  Authorized third party called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area noted on 12/XX/2018. No damages were reported. Prior comments dating back to 03/XX/2018 referenced the property was previously located in a FEMA disaster area. No damages were reported.
9997931097 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in regards to general account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4206644795 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in to check the status of auto pay because payment has not come out. The agent advised borrower that the next draft will be 04/XX/2019. The agent processed payment for borrower in amount of $1073.65 and advised of 60 day grace due to service transfer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7937818132 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5545457965 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower stated sent payment via online bill pay today. Advised of late fee charge if not received today. Borrower stated had extra bills this month and it prevented payment from being made in the first week as normally done.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4904386762 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2017.  Borrower claims did not understand why loan was behind, spouse handles bills, call disconnected
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
1721541723 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  Borrower promise to pay $1,514.81 drafting on 06/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9863191052 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Written Dispute -  04/XX/2019.  The borrower scheduled 2 payments by phone.
                    Servicer responded     EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2018.  The dispute type is Written and the within 60 days and no  reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 further communication  days and no further communication from mortgagor.  Responded to Equifax about credit dispute and is resolved.
                    from mortgagor         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2677317261 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower called in to make a payment and stated that they had medical expense and the illness was over.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1518736017 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called with questions concerning credit reporting. The borrower stated that she lost
                                           47 points on credit report due to something that was just reported. The borrower was advised that the servicer reports monthly and not daily. Will need to contact 3rd party.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5981072746 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9425313726 3        [3] Title Issue -:     LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Liens not Perfected    PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  06/XX/2019 inbound call advised borrower of total amount due, discuss with borrower about payment correction

                                           The borrower called on 06/XX/2018 stating they were looking into closing out their homeowner's insurance and inquired how much their payment would be.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is evidence of title issues with the property.  Comments dating back to 04/XX/2015 referenced a chain of title /XX/20/XX/14/XX/25/2017 indicated the review of the title issues were closed prior to a resolution due to the foreclosure case was dismissed for a modification.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7893804739 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower scheduled payment by phone $1012.13 on 03/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6222510581 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  04/XX/2019.  Borrower called to find out why his funds were not paid toward his payment.  Advised since a
                    from mortgagor         partial payment was made it did not go towards regular payment.  Request egnerated to have funds adjusted.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2016.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit dispute received from XXX citing belongs to someone else with similar name. Resolution shows the social security to be correcct and stated verfied as report with a chapter 7 case #XX-XXXXX filed 05/XX/2002 discharged on 09/XX/2002.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2002.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           The bankruptcy was discharged on 09/XX/2002 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4527393298 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   01/XX/2019.  Borrower called to make the January installment.  Borrower is deceased and Executor/XX/01/1972.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9556616937 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  On 7/XX/18 spoke with borrower and verified owner occupied status.  Borrower called to verify payment was correct. He received statement that shows that next payment due is Sept 1st.  He stated he paid addl money with trial payments.  He advised that he had been making the higher payment.  He didn't realize he had the trial and kept making the regular payment amount.  Customer said that he paid ahead. Advised customer that when final Mod payments are applied addl funds would be able to close out the next 2 payments.  Advised customer that he has full access to website.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 12/XX/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 12/XX/2012.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7009440130 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower called in regarding missing payment/check never cleared account.  Borrower stated
                                           payment was made in the wrong amount.  Payment  was processed by phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1278335866 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in and made a payment. The representative advised the borrower to allow 24-48 hours for payment to fully process. Transferred the call to refinance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9456621216 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5237307867 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  05/XX/2019- Called to add third party authorization
                                           02/XX/2019 -- Talked to authorized 3rd party - processed payment in the amount of $2258.25 for 02/XX/2019
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is not available in the information provided.  "05/XX/2019 "Inbound Bankruptcy Call" NO other info provided in comments
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2951383929 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to schedule payment for 6/XX/2, $170 lpe, and $230.12 late fees. The (iassist)
                                           system wouldn't let apply $170 towards lpe added to principal then when post the representative will send corr. request to apply to fees.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8030727881 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  02/XX/2019 inbound call borrower set up speed pay $1351.52
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8661714233 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in to schedule a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4640601147 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Comments from 3/XX/19 indicate servicer completed welcome call. Borrower called to request loan number to make payment online 3/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1691153773 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  outbound call to borrower to collect past due payment, advise borrower of account status and payment due.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2330623063 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The customer called in wanting to know next due date and the amount owed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4634585349 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   02/XX/2019.  On 2/XX/2019, co-borrower called stating she thinks she has a payment coming out today but needs
                    and documented         to check.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.
                                           The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2480289959 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1367868023 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Spoke with borrower, borrower called in to ask how to set up autopay and send him the form and also will call back to make a payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a disaster area due to Hurricane XXX. No damage reported.
4794951292 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in with questions concerning what were the lender paid expenses and Corporate advance fees
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3211153231 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Spoke to Borower and they needed 1098 information for Seterus.  Servicer said that they submitted a request to be emailed.
                                           On 04/XX/2019 borr callled in to make a payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2491452437 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The authorized third party called in and requested to make changes to the pending draft. .
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3673383971 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to inquire about escrow and tax inquiry.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4285444018 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  05/XX/2019- Borrower called to make payment
                                           05/XX/2019- Borrower made a payment and scheduled a second payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
9057042445 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Comments from 11/XX/18 indicate borrowers spouse called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4078346554 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8080779410 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3176989194 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4173121107 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The last contact was made on 12/XX/2018, in which the borrower scheduled a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX. No damages were reported.
6680035969 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to make a payment for $815.47.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5302391947 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  On 06/XX/2019 an authorized 3rd party called to inquire about the payment amount.  The servicer
                    and documented         advised that most recent payment covered monthly installment and the remaining went to the late fee balance.
                                           Servicer provided the authorized 3rd party with the option to reverse the funds and reapply.  The authorized
                                           3rd party stated to leave the payment as is and will add additional funds to the next payment.
                                           12/XX/18:The borrower called to discuss the increase in payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1380869281 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to schedule a payment for $2,886.21 on 06/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6458660184 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The customer stated they had excessive obligations. They are self-employed and did not have the funds to make the payment. They made a promise to pay via Money Gram by 6/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5668472498 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4537694434 2        [2] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  The authorized third party had difficulty with the website. The agent was able to guide them on
                    but not documented     website.  Borrower is deceased and Executor/Heir exists to dispose of property; identified but not documented.
                                           The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1112684486 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to make a payment and reset their online access.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6109597775 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  Borrower called in due to having new insurance policy and wanted escrow analysis ran. Agent submitted task
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4711755610 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  0.2/XX/2019  BORROWER CALLED REGARDING NOTICE OF SERVICING TRANSFER LETTER/TITLE TRANSFERRED
                                           COST.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1649299306 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2010.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2011 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8902494357 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in a speed payment on 06\20/XX/29/2019 to verify this payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9416449292 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2017.  Borrower stated they are returning a call and their mail their payments and it seems it takes awhile to post. Associate stated it was probably due to the bad address indicator and verified borrowers address. Borrower expressed a concern that their billing statement is showing a past due balance and associate advised of the new billing cycle and if payment is posted when billing statement is generated it will show a past due balance. Comment dated 02/XX/2016 borrower inquired as to why their payment increase. Associate advised their taxes went up and explained how it affects the mortgage payment.
                                           C
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7950067379 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower called for the loan status and the new modification payment amount, The borrower was advised next due for 02/XX/2019 and new payment amount.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6912255917 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called insure why mobile app doesn't allow him to make payment on the account or why its
                                           1 month behind.  Investigation confirmed wrong account number.  Promise to pay $1,321.04 on 04/XX/2019 and additional principal payment of $100.00.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5311543150 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called with question about the new servicer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4227769037 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2017.  On 12/XX/2017 the borrower called in to inquire about paying a $3 difference and wanted to know what happened to the difference; was advised about the results
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2439330334 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2016.  Borrower called to make payment over the phone
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
8295843878 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The Borrower verified demographics a promise to pay was made by the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8391786269 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in to see if escrow had been paid.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5143794342 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  On 10/XX/2017 Borrower was called in reference to payment due. Reason for default medical treatment for pet. Borrower scheduled a payment. A commitment to make payment arrangements were discussed with the Borrower. Borrower was also provided with know your options for assistance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3786746937 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2017.  The borrower was advised of total amount due and proceeded to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5334623369 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   09/XX/2017.  Borrower attorney for Foreclosure called and advised of Foreclosure status with no sale date.
                    and documented         Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9832782314 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower authorized 3 payments in the amount of $2659.10 each; effective 05/XX/2019,
                                           06/XX/2019 and 07/XX/2019. The borrower also had questions regarding a payment increase due to taxes.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
7586101711 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called and stated will make payment by 04/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017; no evidence of damages.
3387057517 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in to discuss refinance for account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3452180378 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to make a payment and inquire about servicing transfer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9057481979 1        [1]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Active          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    insurance claim and    06/XX/2019.  The borrower called to get a detailed understanding of the escrow shortage.
                    funds held by servicer EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    with indication of     REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    related contractor bid FORECLOSURE: No evidence of current foreclosure activity.
                    sufficient to cover    BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    repairs                LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower called on 10/XX/2018 advising their roof, concrete siding, and doors were damaged by Hurricane
                                           XXX. The borrower initiated the claim process on 11/XX/2018. The claim was classified as monitored. Two checks totaling $6,370.94 were received on 12/XX/2018. Although the claim was monitored, later notes stated that due to the account was current at the time of the disaster the checks were endorsed/XX/17/XX/01/XX/12/XX/13/XX/11/XX/10/2018 due to Hurricane XXX. No damages were reported.
5061665839 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Authorized third party called and promised to pay $508.32 by 4/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA disaster area on 9/XX/2017 due to Hurricane XXX. No damage reported.
                                           The loan was previously modified prior to the review period.
7235293876 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower made a payment in the amount of $2664.56.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5840688677 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  Borrower called to ask what prompted the private mortgage insurance change.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8187157080 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called in to make a payment in the amount of $1,731.07 via speedpay. Borrower confirmed there has been no changes to their contact information and they do occupy the subject as their primary residence.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9722364874 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4310062400 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2017.  outbound call to borrower, ended up being the wrong number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8104533784 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4725823116 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7563830232 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 05/XX/2019.  5/XX/2019-  Borrower spoke with agent discussed account status and default noted as divorce.
                                           4/XX/2019-  Borrower spoke with agent discussed account and scheduled payment 4/XX/2019 of $1955.43.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2018.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Credit reporting inquiry was received and resolved on the same day.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9321949693 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to make a payment of $418.95 via IVR scheduled 7/XX/2019 fee charged.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is active.  3/XX/2019 new bankruptcy filing no other information on bankruptcy provided.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7653137436 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  Borrower contact, verified information, borrower already mailed payment on 04/XX/2019. Discussed expectations and grace period.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1761298797 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  The borrower called to schedule the next 3 payments. The borrower was advised of the ACH program and the form was mailed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4465099625 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  Borrower escrow shortage was spreaded out over 60 months iao $33.61 and  was provided servicer website for account management
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9843412440 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2016.  Borrower called in to find out if he can send in the refund check that he received in to be applied to escrow. The agent said that this is possible. Borrower wanted to know when can he have another escrow analysis performed and the agent states that he can request it.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
2166566622 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  06/XX/2019.  The borrower called to confirm payment set up for  2/XX/2019. 06/XX/2019 borrower called in to
                    from mortgagor         confirm ACH was set up, advised no borrower stated previous agent would set up ACH.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower is disputing the credit reporting of the loan.
                                           The servicer responded on 1/XX/2018 providing an Identity Theft packet. Ongoing internal efforts to monitor the  loan continues.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5272054027 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The  borrower called to get info about their insurance payment, verified payment for ins submitted 6.11.19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1571022565 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to inquire about unpaid balance and was advised it was $225933.59.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7601284787 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Inbound bankruptcy call, the borrower called in on a welcome call and updated email address and confirmed demographics.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 07/XX/2016 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3734259826 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2017.  The borrower was advised of total amount due and requested payment be reserved from principal to be applied to February payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4408098535 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  04/XX/2019- Discussed reinstatement with borrower and repayment plane.  Hardship resolved
                                           03/XX/2019-The borrower called to make a payment of $868.47. Also discussed the servicing transfer. The borrower also stated does not want the auto payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4247799474 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7607315054 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    requested within the   PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in to discuss the account and bi-weekly ACH payments.  The servicer advised needs to be a month ahead in payments to start.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.  No disaster damage was reported.
                                           A claim was filed for wind damage that occurred on 01/XX/2016.  The claim was closed on 06/XX/2016 with all funds released and a 100% inspection.
3351096370 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in to schedule payment for 5/2 and requested processing fee waived.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6381071088 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  On 5/XX/2019 spoke to the borrower who asked about the BC statement per the new law. Advised the borrower sent and per modification. The borrower asked about fees. Advised the borrower of the next step.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2016.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2016 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4011827070 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  The borrower called to dispute late charge and to discuss payment due date and grace period.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5655149267 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower scheduled a payment for $215.90 for 06/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3255837066 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called see why payment increased.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3884446410 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  An authorized third party name Francisco Pena, Borrower's husband, Called to schedule a payment of 1527.22 for 06/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4689480344 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  1/XX/19 Talked with borrower re: Modification status check.  Customer called to discussed
                                           Modification documents.  Discussed terms of agreement and discussed account if documents are not returned.
                                           Customer agreed to return documents by 2/XX/18.  Also discussed  how escrow shortage can impact loan if it is paid or unpaid.  Discussed PMI options once loan is brought current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8844184440 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  9/XX/17 Talked to customer, customer stated it was an inconvenient time due to family emergency.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area due to Hurricane XXX noted on
                                           10/XX/2017. No damages were reported.
8937602239 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower inquired on 1098 form from prior servicer and was advised that it was uploaded onto the account and sent to the borrower via e-mail.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
                                           ADDITIONAL INFORMATION: NA
8490999281 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Welcome call completed.  The borrower will call back to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8654945964 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Customer called to confirm the late fee advised there is no late fee accessed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1928066814 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Spoke to the borrower who stated they would be mailing a payment of $2482.49 by 06/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1269561030 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The last contact was made on 3/XX/2019, in which the borrower scheduled a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 01/XX/2017 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2548056560 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Borrower called for payment inquiry. Advise total amount due $2028.12. Borrower called to see if had a payment scheduled advise nothing has been set up for December. Borrower stated will set up payment online for $20208.12 for 12/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2545468074 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  On 05/XX/2019 the borrower called to schedule a payment in the amount of $1093.08, dated for
                                           05/XX/2019
                                           03/XX/19: The borrower called in and made a payment in amount of $3279.24 to be drafted 03/XX/2019 and was provided with the confirmation number. The borrower discussed  PMI termination and was advised auto termination date is 05/XX/2019 and the investor requires 75% LTV.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7802238004 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5757058068 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1347885816 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Called borrower disaster indicator  borrower not needing any assistance not impacted. Borrower question regarding statement date 11/XX/2018. Advise payment was due on the first and payment was not receive on 11/XX/2018. Advise no late fee assessed because it was in grace period . Borrower disputing charges offer to send payment history.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9747538839 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Per commentary dated for 06/XX/2019, borrower called in to inquire escrow.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4785360673 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  03/XX/2019: The customer contacted borrower to obtain their loan number and how to register for online access.  The customer also had some questions as how servicer operates.  The customer made a promise to pay $1716.06 by 03/XX/2019
                                           12/XX/18: Customer made a payment inquiry.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8261677971 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Spoke with borrower  provided customer with payment information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
5641283992 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower was advised payment in the amount of $505.84.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6317670976 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2017.  The borrower received a collection call and was advised of grace period, due date, and next steps.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3227463585 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2017.  The borrower called in regarding a demand letter and was advised it was due to forbearance past due amount that does not go back to end of loan, but was due at the end of the forbearance period.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. XXX Hurricane XXX
                                           (DR-XXX) declared on 09/XX/2017. A claim was filed for wind damage that occurred on 09/XX/2017.  Claim funds in the amount of $5,769.66 were endorsed and released to the borrower on 02/XX/2018 due to the claim being non-monitored. The claim was closed on 02/XX/2018.
8148335666 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7119913694 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The borrower called in wanting to confirm if the servicer received reinstatement funds in the amount $17,376.98 and the servicer yes and funds applied and loan account is current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8094362438 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2017.  inbound call from borrower to obtain insurance information and payment as policy is expired, call was transferred out.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8348976023 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to make a payment on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4847795177 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8929416745 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called and made a promise to pay on 06/XX/2019 in amount of $983.72 via bill pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7558033147 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4604840940 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in to see if the account was current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2011.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2016 and there is no evidence of reaffirmation.  The proof of claim was filed 11/XX/2011.  04/XX/2018 Commentary states Bankruptcy was discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1728811834 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called and wanted to know why payment went up advised the customer that taxes and insurance went up.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8048157212 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in saying he didn't receive his pay check on time and scheduled a payment for
                                           5/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4812682628 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to get copy of deed of trust.  Borrower also scheduled payment for 4/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8390180403 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  5/XX/2019-Notes indicate the borrower called regarding receiving a letter of the insurance coverage being cancelled for non payment. The agent advised of a check of $1034.00 was sent on 5/XX/2019. The agent transferred the borrower to the insurance department.

                                           Borrower called in to inquire about the re-payment plan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4116712452 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7674153412 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Spoke with borrower, borrower made a payment over the phone payment scheduled for 4/XX/19
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6871875748 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Inbound: The borrower stated that a statement was not received. A statement was re-sent via mail.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6127124631 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower inquired on the grace period and was advised that the grace period could not be changed outside of the Note terns. Borrower stated that they were going to refinance elsewhere as they believe it can
                                           be. Late fee was waived.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7973863676 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2016.  The borrower called in to inquire on the escrow and loan status. The borrower was advised total due $118.13. The borrower was also given the address to mail escrow payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8015721896 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Spoke to borrower when they called inbound regarding the increase in payment and explained balance from last payment due to increase in payment no met. Borrower advised of mod step payment and needed assistance with website.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5534192662 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower's authorized representative called in to ensure that all payments have been applied and that the account is current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comment dated 09/XX/2017 reflects that the property is located in a disaster area due to Hurricane XXX. No damages reported.
3848350215 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5441393632 2        [2] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Active insurance claim PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    but unclear who holds  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    funds or covered by    06/XX/2019.  The customer stated they received the modification paperwork and wanted to know why since the
                    bid                    modification was already done. They were informed it was sent in error and the modification is executed.  On
                                           06/XX/2019 completed the welcome call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  A motion for relief was filed 03/XX/2018.  Chapter 7 bankruptcy closed with motion for relief granted 8/XX/2018.
                                           case number XX-XXXXXX
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  The borrower called on 08/XX/2018 to initiate a claim process for wind damages; the date of loss was not provided. The servicer advised of all the documents needed to review the claim. There was no evidence of the borrower submitting any claim information. There was no reference to any repairs being completed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6723203645 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called to advise due to transfer, the payment is late.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX. No damages were reported.
3373227521 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in regarding loan status and payment. Borrower thinks it is current. . The borrower thinks they should be current. Servicer went over history with borrower. Markch payment was not made to prior servicer. Borrower made a payment to reinstate the account. Active BK loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3863894236 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  Borrower asked to process two payments and stated was no longer represented by attorney.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2017.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2017 and there is no evidence of reaffirmation.  Previous Chapter 7 bankruptcy case #XX-XXXXX discharged on 07/XX/2009.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8668377463 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2016.  Borrower stated that he set up his payment through his bank bill pay yesterday for TAD.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Commentary dated 09/XX/2017 reflects that the property was located in a FEMA natural disaster area due to Hurricane XXX.  No property damage was cited.
9283716945 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to see what their workout options were and to add their husband as an authorized user.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5231858117 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8993357948 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower wanted to make sure the escrow was included in the mortgage payment.  A payment for
                                           $232.96 was promised to be paid online by 06/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1369216653 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The last contact was made on 6/XX/2019, in which the borrower scheduled a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6982798650 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower was at work and couldn't talk right now.  The borrower stated there was a mess up with the bank and will be making a payment on Friday.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6669234291 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Welcome call completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
8336492052 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to make a payment. Servicer also discussed financial information and discussed options to avoid foreclosure.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7052294794 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower was notified his insurance policy was cancelled.  Insurance and mortgage payments were scheduled for 6/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8403942879 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Comments from 3/XX/19 indicate borrower confirmed refunds from double payment received. Borrower will make IVR payment 4/17.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2022083584 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Comments from 10/XX/18 indicate borrower called in to review final mod terms. Servicer reviewed terms and advised borrower to submit final docs by 11/XX/18.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9038161012 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in about new transfer. The agent went over information and completed the welcome call. On 03/XX/2019  the borrower called in about the new transfer..
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2011.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           The bankruptcy was discharged on 12/XX/2011 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2923980217 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower was contacted and stated the reason for default was illness of mortgagor and death in the family.  The borrower updated demographics and made payment to bring account current of $8103.84.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1000933062 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  12/XX/2018.  The authorized third [arty spouse called in and stated received a tax bill for $400.00 due by the
                    from mortgagor         end of this month and inquired if they need to pay this. The agent advised that the loan is escrowed for both taxes and insurance and showing the taxes are due by 11/XX/15/XX/09/XX/09/XX/2018.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comment dated 09/XX/2017 reflects that the property is located in a disaster area due to Hurricane XXX. No damage reported.
8287762695 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9381548372 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2016.  The borrower called in reference to the billing statement stating the account is past due. The representative advised the borrower there has been a change in the billing cycle and advised borrower the billing statement was sent out before we received the payment. The payment was received and the next due date
                                           11/XX/16 in the amount of $2153.52. The borrower also wanted to know if changed the draft date to the 3rd of each month would the billing statement reflect the payment. The representative advised it is possible because the billing statements are generated around the 7th of each month. The borrower also wanted to know the current principal balance. The representative advised $381,001.56
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7854162534 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to make payment in the amount of $823.02.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8943671987 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5159511061 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to requesting online access be unlock. The servicer provide the borrower total amount due.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6902734255 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2016.  The borrower was advised of the total amount due and stated that the renters haven't paid the rent yet.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
4809626237 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower had questions about the website set up and the payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3754178032 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in to approve Life of Loan for Third Party Authorization. Borrower also wanted information regarding the monthly statement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2010 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9857946190 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2017.  Borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1982558684 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower scheduled a payment  in the amount of $473.11 and the welcome call was completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7566526888 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The customer called to verify what the fees are on their loan. Advised $311.01, advised it transfer over with the prior servicer. The borrower requested a copy of the last statement from the bank be sent with payment history to her email.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4898567651 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  The borrower states that has mailed payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5806352358 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower made a phone payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is poor.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5537219906 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Inbound call from borrower to add an authorized third party and make payment to the loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4651340389 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower called in with an escrow inquiry and said the reason for default was due to excessive obligations.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5399692510 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9681633695 1        [1] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Active insurance claim PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    and funds held by      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    servicer with          05/XX/2019.  Borrower called verified property and mailing address are the same and verified phone number indication of related  borrower was responding to the letter.
                    contractor bid         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    sufficient to cover    REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    repairs                FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2012.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 02/XX/2017.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  A claim was filed for wind damage that occurred on 07/XX/2018.  Claim funds in the amount of $10115.19 were received on
                                           11/XX/2018 and disbursed on 12/XX/2018.  A 60% inspection was noted on 02/XX/2019 and needs 90% to close the claim.  Additional claim funds in the amount of $8741.90 were received on 02/XX/2019. The claim was classified as enhanced endorse and release.  The remaining funds were released on 03/XX/2019 and the final inspection was ordered and pending scheduling.  The damage repair amount is estimated at $18,857.09.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7281575534 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  A collection attempt was made to secure the October's installment. The borrower stated that spouse handles account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Commentary reflects a claim was filed for Hail damage. The date of loss was cited as
                                           04/XX/2016. Claim checks for  $3708.04 and $5923.55 were endorsed and released to the borrower on 09/XX/2017.
                                           The claim was classified and non-monitored an closed.
1977780108 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The unauthorized 3rd party called to make a payment. The 3rd party was offered to make the payment online as they are not authorized to speak on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7019244872 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The servicer discussed the total amount due. The borrower advised going forward will make the payments online on the 14th.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6728499435 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower made a payment and the welcome call was completed. The borrower opted out of the forbearance workout on 10/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1982138415 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  3/XX/18 Inbound Borrower advised they made a large payment yesterday towards principal and they wanted to know if payment was applied properly.  Advised yes and confirmed next payment date.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1283820484 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  11/XX/2017 borrower called in to get assistance with website
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6048366248 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The co borrower called to schedule a payment of $2652.77.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9496771207 1        [1]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Active          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    insurance claim and    10/XX/2018.  The borrower called on 10/XX/2018 to initiated an insurance claim for damages caused by Hurricane funds held by servicer XXX.
                    with indication of     EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    related contractor bid REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    sufficient to cover    FORECLOSURE: No evidence of current foreclosure activity.
                    repairs                BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is neglect.  The borrower called on 10/XX/2017 advising that due to Hurricane XXX, the fence was damaged, shingles were gone from the roof, panels were damaged from a shed, the roof was leaking, and water damages under the floor were notated. A claim was initiated on 10/XX/2018 for the damages caused on 09/XX/2017. A check for $15,750 was received on 10/XX/2018. After the service transfer, the comments on 03/XX/2019 referenced documentation for the claim was being transferred. There was no mention of any funds being released or completed repairs.  The damage repair amount is estimated at $15,750.00.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 10/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX.
6013681503 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Spoke to borrower regarding the delinquent account and solutions to bring it current discussed on
                                           6/XX/23/XX/6.  9/XX/2018 and  9/XX/2019. Loan appears to be 60 days delinquent at this time.

                                           Spoke to authorized 3rd party regarding the delinquent loan and having hardship due to curtailed income and discussed HHF and hardship of borrower on 10/XX/2018
                                           Many ongoing attempts to reach the borrower with no success including skip trace.. Was able to reach borrower on 10/XX/2016 and the borrower stated hardship due loss of wages at job. Could only promise to pay 1 payment at this time.

                                           Spoke to borrower when they were contacted on 2/XX/2019 and asked for a payoff quote for the loan and advised of payment that was due and stated they would pay off the loan
                                           03/XX/2019 Spoke to borrower when they called inbound to schedule payment on the loan and verified website information and spoke to authorized 3rd person Wife of
                                           borrower who was authorized verbally for life of loan
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7261420661 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: No evidence of recent contact with the borrower.
                    further communication  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2019.  The dispute type is Written and the
                    from mortgagor         reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A credit dispute was received on 06/XX/2019 and was noted
                                           as resolved.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
3849304479 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
5310696361 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  Borrower called with questions about some of the charges shown on the periodic review. Provided explanation for some when borrower asked to hold, then call dropped
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2011.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  Converted 10/XX/2013
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7614229654 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in to inquire about the payment; stated they remember they mad a payment to the prior servicer for March.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
1233943696 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX, noted
                                           on 8/XX/2017.
7539335777 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 02/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2387536727 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   10/XX/2017.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.
                    and documented         The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
2944904527 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  the customer called and promise payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2323494803 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in to see why unable to make a payment via web and the agent advised due to
                                           bankruptcy.The borrower authorized the agent to process a payment by phone in amount of $1100.00 and was provided with the confirmation number. The last contact with the borrower was on 06/XX/2019. The borrower wanted to set up a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2015.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 04/XX/2016.  Prior chapter 7 bankruptcy was filed under case number XX-XXXXXX
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4978285629 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  A welcome call was completed and the borrower was provided with all account information. Thee was no commitment to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9890357275 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 03/XX/2019.  Borrower called to dispute late charge, gave borrower the contact information of where to send his dispute to .
                                           Borrower called in to see if payment was received.  Spoke to borrower about pay history.  Borrower asked why account charged 2x, advised the auto draft and web payment both went through.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2016.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  late charge
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2912541953 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  The borrower wanted to know when they could change their hazard insurance, and the agent advised that they can do this when they find a new insurance company.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2016.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2016 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6829644745 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower completed two payments and added child to account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9345615632 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to make a payment, was given total amount due.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX, noted
                                           on 9/XX/2017.
6044400538 3        [3] Damaged Interior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damage remains         PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    unresolved and no      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was indication covered by  06/XX/2018.  Borrower states the reason for default was due to unemployment. The borrower called in to discuss
                    insurance              the status of the account. Also stated had been paying a little extra every month to bring the account current. A payment in the amount of $920.00 was scheduled. The agent states that some of the extra money sent
                    [3] MI Not Being Paid  in to go towards the outstanding balance was actually applied towards the late fees. The agent reversed the
                    As Required            late fee charges in the amount of $130.62. Repayment plans were discussed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is neglect.  The property inspection report dated 03/XX/2017 reports interior and exterior damage estimated at $1000.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.
                                           The damage repair amount is estimated at $1,000.00.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
7697557878 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2016.  Outbound call was placed to collect tad but borrower did not make payment nor provide ptp
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1467100334 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Borrower inquired about ACH processing time
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1946066671 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  The borrower called in to advise paying escrow shortage in the amount of $354.40 for 5/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6795685080 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called regarding the Modification loan agreement. Modification agreement was sent to borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4151476543 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to make a payment  and to request late fee be waived.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4915391712 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Last contact with the borrower they took a payment via speed pay on 06/XX/2019. Borrowers fee was waived.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7675219351 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower called to discuss payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5497629938 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in to make sure account is not showing bankruptcy.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5455729912 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2017.  The borrower called stating was speaking with a representative to set up payment today so not sure it went through since call was disconnected. The representative referred to prior notes 6/XX/15 and will receive a confirmation letter in reference to the payments. The representative provided the borrower with confirmation for payment noted on 6/30 and provided with confirmation number for today's payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3003355741 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in and wanted to know why payment increase. Agent advised the amount came from prior Servicer. Agent advised that Seterus sent out a statement to borrower on February 8th, that we did not increase but have a shortage amount of $1.57,  that is the deferred escrow.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6807682778 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2017.  03/XX/2017 - Borrower called - verified account information - advised borrower on escrow shortage
                                           - explained escrow analysis
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property is located in Hurricane XXX disaster area  09/XX/2017; no evidence of damages.
3460916976 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3084402369 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   09/XX/2018.  On 9/XX/2018, the borrower called in and stated that they are on a fixed income and a payment was
                    and documented         processed on SPAY.  Borrower is deceased and Executor/XX/01/2015.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2270359287 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called and made payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1198325569 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower spoke with an agent and reviewed the welcome call information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7513785794 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called regarding notice received from insurance provider about payment. Agent advised that payment was scheduled to be paid by 6-22-19
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8096526324 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower was contacted and made a promise to pay on 6/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7950584498 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in a promise to pay $2,656.57 by 06/XX/2019 via web.  Borrower inquiry on required insurance coverage for hazard policy. Transferred to insurance department.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6387728440 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower had questions about late charge fees.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4231405367 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 07/XX/2018.  07/XX/2018 - Borrower called to schedule payment to bring loan current - RFD - curtailment of income - tenants of subject property haven't been paying on time.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2018.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  CBR reporting - creditor stopped auto deduction of payments and borrower not notified - reviewed and account is current -- dispute resolved
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
2701400374 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The servicer advised the borrower of the total amount due, grace period, due date, banking information, company's website, expectations, consequences and the next steps.  Borrower made several payments over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1092902674 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower requested the 1098 form and advised that they are interested in a refinance once the taxes have been filed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8879952066 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower was informed there was another person on title.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2803245699 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower scheduled a payment in the amount of $1,520.33.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1545419748 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2016.  ADVISED BORR THAT THE PAYMENT WAS RETURNED DUE TO UNABLE TO LOCATEACCT..OFFERED TO SCHEDULE OVER
                                           THE PHONETODAY..BORR AGREED TO SCHEDULE PAYMENT OVER THE PHONE TODAY..ADVISED TAD FOR
                                           JULYINSTALLMENT-1646.85...RFD-PAYMENT RETURNEDUNPAID DUE TO UNABLE TO LOCATE ACCT..ADVISED BORR THAT THERE WAS
                                           A LATE FEE ACCESSED DUETO THE PAYMENT RETURNING UNABLE TO LOCATEACCT TO PROCESS THE PAYMENT BUT DID PROVIDE
                                           CORR DEPT NUMBER TO SUBMIT REQUEST TO HAVETHE FEE WAIVED..BORR ADVISED NOT MUCHWORRIED BOUT THE CHARGE MORE
                                           CONCERNED ABOUT THE NEG AFFECT THAT WILL HAVE ON THE PAYMENTHISTORY ON THE LOAN..ADVISED BORR TO SUBMITREQUEST
                                           TO THE CORR DEPT AS WELL TO HAVE THEM TAKE A LOOK TO SEE WHAT CAN BE DONE DUETO THE PAYMENT INTENDED TO BE
                                           PAID ON THE15TH..ADVISED EXPECTATIONS AND CONSEQUENCES  OF THE PAYMENT..BORR AUTHORIZED USE OFBANKING INFO ON
                                           FILE AND PROVIDED CORRECTACCT INFO..ADVISED BORR THAT THE ACCT WAS  MISSING A DIGIT AND THAT IS THE REASON
                                           THEPAYMENT RETURNED..PROCESSED SPAY ANDPROVIDED CONFIRMATION NUMBER FOR THE  PAYMENT..VERIFIED OCCUPANCY
                                           ANDDEMO..OFFERED SELF SERVICE OPTIONS ATSETERUS.COM TO SET UP ACH WITHIN GRACE TO  HAVE PAYMENTS AUTO
                                           DRAFTED..OFFERED TOSCHEDULE AUGUST PAYMENT FOR A POST DATEDDATE IN AUG..BORR DECLINED TO SCHEDULE AUG
                                           INSTALLMENT AT THIS TIME..NO ADDITIONALQUESTIONS OR CONCERNS..ADDRESSED RFC**PROCESSED SPAY1: $1604.6 DATE:
                                           7/XX/2016
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3415823437 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  11/XX/2018.  The borrower called in wanting to know why the payment went up. The agent advised that the
                    from mortgagor         payment is going up in the month of December  to $1526.81 due to escrow shortage on the account in amount of
                                           $1451.18 and is due to taxes and insurance going up.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower sent in a written credit dispute without information of any specific dispute details (vague dispute). The agent responded and denied credit update due to insufficient information.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9183454490 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 02/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower stated reason for default as excessive obligations and discussed repayment plan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1967228217 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 01/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   04/XX/2019.  Borrower called in to make payment but declined due to processing fee. Borrower advised that they
                    and documented         would make payment online  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
                                           ADDITIONAL INFORMATION: NA
4916639129 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2017.  The borrower requested the address in which to send the claims check. Servicer advised the address, no further questions or concerns. Notes indicate the claim is now closed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6514445542 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  06/XX/19: Authorized 3rd party called to make a payment in the amount of $1156.46. the customer also inquired about a billing statement and the servicer sent one to borrower.
                                           03/XX/19: Authorized 3rd party called about loan transfer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9653636221 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  On 6/XX/19 customer called for a password reset and to make a payment.  Customer made a payment in the amt of $1476.90.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8946729212 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 02/XX/2019.  Borrower was called and made a payment by speed pay.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2019.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower had requested dispute information for XXX Credit Bureau on 01/XX/2019 and was provided dispute procedure.  Borrower stated January payment shown delinquent on that report.  Servicer stated as it was not delinquent the report should not show it was.  Borrower had stated would contact XXX direct and did not file a dispute afterwards.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5662008904 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  04/XX/2019.  The borrower spoke to the servicer about refund that is in progress.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  11/XX/2018 Credit dispute received. Servicer updated account to show loan status as of today.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8798111869 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8921702854 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  On 10/XX/2017 the borrower wanting to know if they can get into a fixed HARP. Wad advised to look into refinancing. vs Modificationl; no indication of a payment made
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4501413527 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  A call was made to the borrower to collect on the past due loan amount. The borrower advised he will make a payment on 7/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4308220923 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6479726172 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  05/XX/2018.  Borrower called, received a letter that was past due.  Wants to know why if paid on 5/XX/2018.
                    from mortgagor         Advised the payment was returned on 5/XX/2018.  Borrower will call bank.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2019.  The dispute type is Written and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower questioning why statement shows a late fee of $21.38, payment was made 3/XX/2019 fee would be assessed 3/XX/2019. *** Researched and relayed  that the late fee was assessed by the previous servicer and transferred with the loan. To remove require documentation from previous servicer showing fee inaccurate or waived.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8940689584 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower promised to pay $898.45 by 04/XX/2019 via Money Order.
                                           06/XX/2019 - Borrower called regarding payment amount information
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9700304326 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower spoke to the servicer about their account and set up payment for 4/XX/19 and
                                           5/XX/19.  The servicer advised them of knowyouroptions.com.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3760311293 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower wanted to know if we received the payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1248580041 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  The borrower spoke with an agent and took the payment from the borrower. The borrower also
                    and documented         inquired about refinance information.
                                           06/XX/2019 - borrower called to make payment  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7862328160 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower called to discuss the escrow shortage and stated it would be mailed in.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3872805935 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower was contacted to advise of the total amount due. The borrower advised the he is paying the mortgage payment for $2,221.65 today.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5224306394 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to inquire about setting up an ach account. Borrower also schedule the April payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
4078761185 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in and made a payment in amount of $1254.54 and was provided with the confirmation number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3823201410 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   10/XX/2016.  The borrower scheduled several payments over the phone.  Borrower is deceased and
                    and documented         Executor/XX/09/2014.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8574454454 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  The authorized party called regarding the status of her payment, the servicer advised the account was due for July the borrower made the payment in the amount of $2607.42.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5189255623 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2017.  Borrower was advised of loss mitigation options and encouraged to apply.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
3680969028 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower spoke with an agent and completed the welcome call. The borrower stated they were going to bring their account current that day. They stated they fell behind due to a payment adjustment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3376227544 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower spoke with an agent and stated that they had fallen behind due to servicing issues.
                                           The borrower set up a payment and the agent provided the confirmation number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8279474113 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The servicer completed the welcome call and advised of the billing, payment options, website information and disclosures.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9904984364 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
4842433679 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  04/XX/2019.  The borrower called to schedule a payment for 04/XX/2019 $638.97.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  On 4/XX/18 ACDV responded to Equifax ACDV disputes date of first delinquency
                                           Updated applicable fields to show loan status as of today 4/XX/18 180 days past due show payment history through 03/XX/2012 through 02/XX/26/2016 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3267537103 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Authorized third party called regarding billing statement and autopay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2014.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 01/XX/2014.  Prior chapter 13 bankruptcy case was filed under case number XX-XXXXXX
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comment dated 10/XX/2017 reflects that the property is located in a disaster area due to Hurricane XXX. No damages reported.
6158829423 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called, to discuss insurance carrier change from Homesite Indemity to Farmers Insurance.
                                           Updated account. On 05/XX/2019 the borrower called to speak about escrow.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2623061498 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called, tried to make a payment on line, but unable to does not want to pass grace period.  Advised is active Bankruptcy, no late fee or grace period. Payment options provided.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is active.
                                           The proof of claim was filed 08/XX/2017.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5349663612 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  Borrower called to inquire about the modification agreement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6909927109 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The last contact with the borrower was on 03/XX/2019. The borrower called in with questions regarding a refinance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5145940971 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2017.  Borrower called to make a payment by phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2974715178 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7914773641 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower inquired about account borrower was transferred and they paid off escrow shortage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is not available in the information provided.  Based on the review of the most recent collection comments it appears at some time the borrower may have had a bankruptcy. No details are found concerning the bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7153867159 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The welcome call was completed and loan transfer details were discussed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3232934326 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to see if able to cancel escrow. Advised possibly but no guarantee until complete official review.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8621376025 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   09/XX/2018.  Authorized third party called to make a payment.  Borrower is deceased and Executor/Heir exists
                    and documented         to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8738680777 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called regarding flood insurance coverage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5497602341 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called to ask what the maturity date on the laon is.  Was informed the maturity date was extended with the MOD.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9562940002 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called and stated will make payment by 04/XX/2019..
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 11.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2015 and there is no evidence of reaffirmation.
                                           The proof of claim was filed 04/XX/2010.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
8240155968 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  On 10/XX/18 authorized third party stated that she made a payment for $300 today on the loan.
                                           Advsed that a partial payment is no payment at all and advised that the difference is $767.63.  Advised that there is a late fee of for Oct.  She wants to have the borrower give us a call before it gets to the last day for the payment.  Advised that the payment is changing in Dec 2018 to $1094.91 due to a increase in the property taxes.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8394498702 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Agent performed the Welcome Call and updated borrower demographics.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6581597248 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2164688644 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Authorized third party (ATP); spouse inquired if the second check sent for January was applied.
                                           Associate advised borrower a check was returned due to it being post dated. Comment dated 12/XX/2018 borrower informed associate they sent in a check and would like for the check to be processed on 01/XX/2018. Associate informed borrower unfortunately the request could not be done and advised borrower to speak with their bank.
                                           On 10/XX/2018 ATP called in regards to a refund check they received from their old insurance carrier and the check they sent back. Associate stated they returned the check as it was not endorsed and would need borrower to send a personal check with the amount and deposit back to escrow. On 05/XX/2017 ATP called in regards to the trial payment. Associate advised they do see where the loan was approved for trial and ATP wanted to schedule payment as the payment the sent in mail they placed a stopped payment as it did not include the PMI.
                                           Asscociate scheduled payment for ATP and informed after the last trial payment it takes 30-45 days for the final documents to be sent out and upon receipt they would to sign and send and the modification will take affect.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6743340855 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The customer called to get the 1098. The customer was provided with the mortgage interest and property tax. They were also informed when the last payment was received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5894848115 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Third party called advised auto pay from Seterus transferred to us advised to have her husband authorize her.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9058105354 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in wanting to know if payment was processed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9008022880 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in and made a payment in amount of $1055.00 scheduled for 06/XX/2019 and was provided with the confirmation number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 01/XX/2015.  A motion for relief was filed
                                           01/XX/2016.  Motion for Relief was filed. However agreed order was entered into.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2729538270 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to make a payment and to get online assistance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1117712489 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2017.  Borrower advised was attempting to make a phone payment and was connected to a representative.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6344030329 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  8/XX/17 Inbound to reset password.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5217130066 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  Comments from 11/XX/17 indicate borrower wanted to know when $5K payment was made. Borrower intends to make payment 11/XX/17.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8294923910 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3432875014 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 04/XX/2019.  The last contact was made on 3/XX/2019, in which the borrower scheduled a payment.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower called and made a promise to pay $109,84.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2017 and there is no evidence of reaffirmation.
                                           New bankruptcy filing on  3/XX/2019 no other information provided.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5793032667 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Authorized 3rd party, spouse, called verified demographics and provided updated auto pay with new bank account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is not available in the information provided.  Noted on 06/XX/2019 reference to an inbound bankruptcy call. There is no evidence of case information provided.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2781806623 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower discussed billing statements.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2013.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is active.  The proof of claim was filed 10/XX/2017.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8370404617 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in and made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9398173188 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in and inquired on the loan servicing transfer and to confirm payment for
                                           March posted. The borrower was advised and stated they would mail the next payment. A welcome call was completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2009.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           The bankruptcy was discharged on 04/XX/2010 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5751233403 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called for information and was advised unable to discuss without attorney.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is excessive obligations.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2019.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7432140721 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2971960868 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Comments show contact with borrower regarding loan status and payment. Servicer advised total amount due. Borrower called to reinstate loan and pay $3116.82 on 10/XX/2018
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
1250497859 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called to discuss loan transfer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3891195213 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  inbound call from borrower to see why payment was rejected, loan servicer was calling chase bank but call was disconnected
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6413002838 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower was upset that there was a late fee charged on the account.  The servicer advised they have not charged any fees and was from the previous servicer.  The amount charged has been cleared from the amount the borrower sent in.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
8885101815 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in to make a payment and set up two other payments for $408.87.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1982368569 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Authorized 3rd Party called in to make payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2015.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2000358702 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  An authorized third party, Borrower's wife called to inquire regarding a refinance application.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3006204572 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  Borrower called to make sure her name change was correctly input into the system advised we issued a data edit request to get her correct name in the system.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5963542599 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to verify account was transferred along with ACH.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9111537185 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  06/XX/19 Auth 3rd party called about hoi premium.  The amount paid was short and they have received a cancellation.  The call was transferred to the insurance dept.

                                           On 6/XX/2016, borrower called to get information regading payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6413098395 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  The representative advised of the total amount due. The borrower made payments for 2/XX/18,
                                           3/XX/18, and 4/XX/18.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2690952912 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in to make a payment arrangement and to discuss their escrow account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
3732159548 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in to get account status due to bill she received.  Advised borrower account current through 7/XX/19..
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9778240576 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  On 06/XX/2019 the borrower called to schedule a payment in the amount of $2009.45, scheduled for
                                           07/XX/2019.  An escrow analysis was performed per borrower's request and the results were sent to the email on file
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6696153267 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   05/XX/2019.  The authorized third party successor called in to make a payment and unlock account.  Borrower is
                    and documented         deceased and Executor/XX/04/XX/28/2017 and there is no evidence of reaffirmation.  The bankruptcy filing date and case number XX-XXXXXX
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a disaster area due to Hurricane XXX. No damage reported.
4895992163 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  The borrower authorize ea payment in the amount of $760.61
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8098197655 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Then borrower called in to make a payment and the servicer went over workout options with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5401309480 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Commentary states borrower called in to make a payment on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8274193048 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2017.  On 06/XX/2017 Borrower was called in reference to payment due. Borrower stated was at work and was disconnected.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6099987341 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   11/XX/2018.  Borrower called to set up speedpay on multiple accounts and update mailing address for payment
                    and documented         receipts.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.
                                           The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1790836870 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5535804618 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  The representative advised the borrower of the total amount due for August, grace period, and next payment due. The representative also advised can schedule the payment on or before 8/XX/31 will get paid and gave permission to use historical banking information, last 4 digits of checking account, name of bank, authorized signer, and address verified where we send confirmation letter for payment. The representative also advised email options for confirmation. Process payment, and advised brought account current last month and last note shows had car issues cost $600 and now just trying to catch up missed grace and advised was charged
                                           $30.64, declined payment for September will do it via online on the 16th. The representative falls on weekend the 18th will be the last day to avoid late fees, attempted to confirm financials. The borrower stated right in middle of something, declined to go through financials, gave permission to do demo.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7465215123 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Talked to third party made a promise to pay $2,877.80 by 4/XX/2019 via web scheduled 4/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. XXX Wildfires (DR-XX)
                                           declared on 10/XX/2017. No damages reported.
2668723564 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5250317492 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  On 11/XX/2018 spoke to an authorized third party and advised of the total amount due for $2108.82 due for 11/XX/2019 and that $1040.00 are corporate fees. Discussed no payment set for November and last payment was set for 10/XX/2019/ The third party stated will make a payment before the grace period ends for the amount of $1068.83.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9132050908 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  On 06/XX/2019 the borrower called in and scheduled a payment for 06/XX/2019 for 1209.95.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9633254590 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  On 04/XX/2019 the customer stated will make payment online to avoid paying fee
                                           03/XX/2019: The customer called to make a payment. Payment scheduled for 3/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4926687258 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
9990834340 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 10/XX/2017.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2019.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The credit bureau dispute has been resolved on 03/XX/2019.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4230419696 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to get the new loan number and completed the welcome call with the service rep.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5335834767 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called to make a phone payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3887986408 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2019.  The borrower called to make a payment.  Borrower is deceased and Executor/Heir exists to dispose
                    and documented         of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4691177438 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2018.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  On 04/XX/2016 the authorized 3rd party called to find out when the next payment is due. On
                                           08/XX/2016 the borrower informed they are selling the house. On 08/XX/2016  the borrower called to verify they had his banking information on file then disconnected the call. On 11/XX/2016 the borrower was called to see why payment wasn't made.  On 11/XX/2017 the borrower was called and informed the bank that they are represented by a attorney now. On 12/XX/2017 the borrower called in and was informed he could do a trial payment and he informed he will think about it. Also, the attorney called in to make sure the servicer had their information. On 01/XX/2018 the authorized 3rd party called to inform they are getting funds from the borrower's business to pay mortgage. On 02/XX/2018 the authorized 3rd party called in to make sure the reinstatement payment was received. On 02/XX/2019 the authorized 3rd party called to verify the reinstatement funds were received. On 05/XX/2018 the authorized 3rd party called in to make future payments. On 06/XX/2018 the authorized 3rd party called to verify the payments were applied correctly. On 06/XX/2018 the authorized
                                           3rd party called to verify which loans are active and get other loan information. On 06/XX/2018 the authorized
                                           3rd party  called to see why the billing statement shows past due.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9777712576 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in to verify if payment was received from two weeks ago.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1658662109 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  The last contact with the borrower was on 11/XX/2017 to discuss bringing the account current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1703451754 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower advised will make the payment on 05/XX/2019 via web. The servicer advised the borrower the escrow increase was due to taxes.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2652260638 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2019.  the customer called in to set up and autopay and to make a payment  Borrower is deceased and
                    and documented         Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4968183353 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Borrower thought his payment was already set up. Borrower processed payment in the amount of
                                           $1977.32 effective 10/XX/18.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5011056619 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7610042094 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to verify the correct hazard insurance company is on file as they changed coverage about the time the servicing transferred.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Disaster first mentioned 10/XX/17.  No damage reported.
9736196674 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to get user name and made a payment and completed Welcome Call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2597845069 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  On 09/XX/2018, 3rd party authorized called in to schedule a payment over the phone .
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
5769353528 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2017.  The borrower called regarding escrow analysis and verified shortage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8169338197 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  The borrower called to make a payment  and declined to include fees on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2510022083 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  Chap 7  09-41255
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4243019842 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Notes indicate the borrower called to advise of being locked out of the website.The agent was able to unlock the website and the borrower was able to log in. The borrower advised of making a payment that day.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
3231197252 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower set up payment over the phone and servicer provided welcome call information
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
8843143176 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2016.  Outbound call was placed to collect on total amount due, borrower 1 advised that borrower 2 handles account and that she would have him call in.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
7902686610 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   10/XX/2017.  Spoke with borrower, payment was returned and borrower stated she had money in account. Borrower
                    and documented         stated she forgot to make payments that why she is paying late. Not having a financial hatdship  Borrower is deceased and Executor/XX/11/2016.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6197387181 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  04/XX/2019 borrower called, general account information, payment scheduled for 05/XX/2019
                                           $1,732.23, stated inactive bankruptcy.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9763757057 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  06/XX/2019 borrower called to request copy of the dec page be sent to another lender advised need to get a copy from the insurance company.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6626221453 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  Spoke with borrower about the NOI letter and wants to know what can be done and whats going on with loan. Advise total amount due $4705.44 but advise just mortgage is $3221.28. Borrower wants to make payment for $3221.28 also include June as well as SETERUS.COM
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1736554162 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called and stated will make June payment by the end of the month.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6672766419 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Spoke to borrower and went over general account information
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2016.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is active.  The proof of claim was filed 04/XX/2017.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
3636562404 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 06/XX/2017.  06/XX/2017 - talked to borrower -- updated access to website
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2017.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  CBR reporting dispute
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 09/XX/2012 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2165246704 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  An inbound call from borrower was received to process payment and set up online account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2397070621 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  The borrower stated they did not need disaster forbearance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8158964224 2        [2] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Active insurance claim PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    but unclear who holds  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    funds or covered by    04/XX/2019.  The customer called in to go over loss draft check.
                    bid                    EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    [2] Damaged Interior - FORECLOSURE: No evidence of current foreclosure activity.
                    Active insurance claim BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    but unclear who holds  LITIGATION: There is no evidence of litigation on the file.
                    funds or covered by    TITLE ISSUES: There is no evidence of title issues.
                    bid                    PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  A claim was filed for water damage that occurred on 02/XX/2019.  The borrower noted roof damage and water damage to the basement and 2nd floor.  Claim funds in the amount of $28215.23 were received and the claim is classified as enhanced endorse and release.  The damage repair amount is estimated at $28,215.23.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is vacant.
                                           ADDITIONAL INFORMATION: NA
2651973420 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The welcome call was completed. The borrower requested his insurance information and scheduled a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
4521177051 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  06/XX/2018.  The borrower called and made promise to pay
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  CH7 BK was filed by a person who was not a borrower on the loan. Requested update to credit reporting to correct information.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7579407980 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1636180672 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7450923386 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2017.  The borrower called in stating received a billing statement stating did not pay June payment. The agent advised borrower that the loan is current and due for July and that the June payment was received
                                           06/XX/2017. The borrower stated changed insurance and the payment never went down. The agent advised borrower of what the premium is and the borrower stated that is incorrect. The borrower was transferred to the insurance department.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA Disaster Area noted on 09/XX/2017. No damages were reported.
9757708628 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in regarding the escrow and was assisted with the escrow shortage information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3869331468 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower promise to pay by 04/XX/2019 via Web.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7802105967 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2017.  Borrower called in to get the total payment due amount stating they will be making their payment on line that afternoon. Rep advised payment amount due is $663.36.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8283541841 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower contacted the servicer on 04/XX/2019 to schedule a payment on 05/XX/2019 in the amount of $783.45.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9104837400 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8501110698 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The borrower called in to discuss the final modification documents and stated that they'd send them back in.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Hurricane comments noted on 10/XX/2018, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.
9988581100 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Borr called asking about other fees on his acct.  Was advised to submit a GC for waiver.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8780510106 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Borrower called to make payment.  RFD- Thought had set-up 3 payments previously
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1411531170 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in to make a payment in the amount of $1362.35 scheduled for 05/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2450674729 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      06/XX/2019.  The borrower called in with a 3rd party to verify payment information from previous servicer. The indication covered by  borrower stated that the 10/XX/13/XX/02/XX/02/2017.
                    insurance

                    [1] Verbal Dispute -
                    Servicer responded and
                    appears issue is
                    closed
6107898242 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9043158186 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called about letter received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5076521089 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  06/XX/2019.  Commentary states borrower called in regarding the over payment amount that is due.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A credit dispute request was submitted without any information of specific details. The servicer responded in writing, advising there was insufficient information.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2224446770 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Welcome call was completed with the borrower. All pertinent information was updated and website provided.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8784014696 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 04/XX/2019.  Borrower called in to make the payment and requested a courtesy waiver of $25 non-sufficient funds due to confusion with prior associate.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2017.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Credit reporting dispute was requested by borrower of which the servicer updated the appropriate fields to show loan status current.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2947254718 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to inquire about escrow statement. Advised taxes have increased over the year.
                                           Borrower scheduled a payment in the amount of $1976.13 scheduled 06/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2017.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           The bankruptcy was dismissed on 11/XX/2017.  Prior chapter 7 bankruptcy with case number XX-XXXXXX
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7917840328 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower stated that the maturity on file is incorrect.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4195723217 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Contact with borrower regarding loan status and payments. Servicer discussed payment and promise to pay. The borrower stated excessive obligations as the reason for default and intend to bring current by the end of March.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2358453371 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Spoke to borrower when they returned the welcome call from servicer on 3/XX/2019 and payment was made
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9668804571 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 10/XX/2017.  Borrower called about the October payment.  Agent advised it had been returned against non-sufficient funds.  There was an error in the bank account number.  It was corrected and a new payment made.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2016.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower stated made multiple payments on same day and one wasn't applied to the correct month. Agent advised the application was correct.  Borrower asked for a transcript of the original call and agent referred them to the Correspondence department.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
4609891832 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1167722540 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower advised the RFD is due to Servicing Problems and made a payment for $5,437.24.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8545321991 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1848463813 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
5538820094 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower call to get unpaid principal balance
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3103098539 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  The borrower in due to husband received call about no payment made for August. The borrower stated that the payment was made on 08/XX/2018. The agent advised that the payment was returned by bank on
                                           08/XX/2018 due to unable to locate the account. The borrower authorized agent to process payment in amount of
                                           $557.92 and was provided with the confirmation number. The agent advised borrower of payment change effective
                                           10/XX/2018 per escrow analysis ran and was advised can shop for lower insurance to help lower payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5649185471 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1177816065 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [2]                    03/XX/2019.  Spoke to Borrower and the made a payment in the amount of $819.90.
                    Damaged/Occupied/FEMA  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    Zone - Active          REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    insurance claim but    FORECLOSURE: No evidence of current foreclosure activity.
                    unclear who holds      BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    funds or covered by    LITIGATION: There is no evidence of litigation on the file.
                    bid                    TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           A claim was filed for hurricane damage.  Damage was noted to the roof and shingles and is leaking into two rooms.  Claim funds in the amount of $6662.75 were received on 10/XX/2017 and funds were released on
                                           11/XX/2017.  The borrower was advised of the need for a final inspection on 01/XX/2018.  Multiple requests were made for the final inspection with no response. The details of the damage and status of repairs were not provided.  The damage repair amount is estimated at $6,662.75.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and
                                           noted on 09/XX/2017.   No damage was reported.
3428533972 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 05/XX/2019.  Last contact with the borrower they promise to pay $409.57 by 05/XX/2019 via the web. All demographics were verified.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2016.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower disputed the total amount due which was different from the amount due that was last quoted.  The borrower agreed to pursue a modification to bring the account current.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2537376385 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2017.  The servicer advised the borrower of the total amount due and  payment information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
9087097586 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in requesting a copy of the 1098 year end statement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2015.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3783815844 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to make payment in the amount of $391.58.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2672387790 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower made payment because they cannot get website to work.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1702715006 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2017.  The borrower was advised of grace period, the borrower wanted to confirm a payment was not set up for 7/17.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4835943620 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2016.  The customer called to check on the modification. The customer confirmed when their payment is due and verified amount due.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5962029635 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in for general account information and stated lost employment and unable to make payment for June and July. The call was transferred to loss mitigation and a brief discussion about forbearance repay plan or modification. The borrower asked about defer payment plan. The servicer advised they do not offer that particular workout options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4495725668 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called in to set up February payment in the amount of $223.96 effective 02/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
                                           ADDITIONAL INFORMATION: NA
1076026650 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  03/XX/2019.  Borrower called in to make a payment on the account.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower stated credit report show account as in foreclosure; credit correction was submitted to remove any foreclosure reference.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7430258618 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  On 03/XX/2019 borrower 2 called to see if servicer received their payment for March.  Servicer confirmed receipt of payment on 03/XX/19
                                           On 10/XX/2018, the borrower called in as they had received a statement and wanted to get a better understanding of it.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9537236227 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  On 06/XX/19 the borrower called to inquire about the payment made for their insurance.  The servicer advised that their insurance information was updated on 06/XX/19 and payment was made on 06/XX/19;
                                           servicer also advised that a refund for lender placed insurance was posted on 06/XX/19

                                           02/XX/19:Borrower returned call.  Advise February payment showing NSF.  Stated made on XXth, why would it take to the XXnd.  Will call bank on Monday to find out if bank error or theirs. Will set up another payment no later than the XXth after speaking with bank.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property located in area impacted by natural disaster for Hurricane 9/XX/2017, no damage noted.
7812768940 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower stated they wanted to refund and was advised they were on ACH and it transferred over.
                                           04/XX/2019 customer called with promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9247572013 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to ask about payment schedule and was advised of 15 day grace period.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: FEMA Disaster Declared area for a hurricane noted 09/XX/2017; no damages reported.
4317637433 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2017.  The borrower called in with evidence of insurance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was impacted by hurricane XXX as noted on 09/XX/2017. No property damage was noted.
9758438704 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2958796613 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called to verify payment of $900 plus suspense amount of $158.72 will complete monthly payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9315386463 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in wanting to process their payment online, but the system would not allow them not to pay the late charges of $781.46. Servicer advised that normally it will allow to have those deferred and only pay the contractual payments. Borrower stated they will try again online tomorrow due to not being able to complete over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5786724772 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called in and made a payment in amount of $607.77.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4713543554 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2746852417 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2017.  Borrower called to schedule their July payment with the effective date of  07/XX/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2012.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 02/XX/2015.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7495767599 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  The borrower called to see why their last payment was returned. The borrower was informed of a bank notification due to insufficient funds. The borrower stated that they would contact the bank and call back.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is poor.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4702872814 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  Borr called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8298737484 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  The Authorized third party inquired about the current billing statements showing loan is now due for 2 months. The servicer advised the statement was sent prior to the payment received and the loan is now current. The servicer advised caller if the ACH payments were scheduled before the XXth of the month the statement would reflect the loan as current. The caller understood and did not have any further questions.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property is cited as being located in a FEMA declared disaster area due to hurricane
                                           XXX cited on 09/XX/2017.
5117575063 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower scheduled a payment in the amount of $1360.00 by 03/XX/2019 via Quick Collect and states made February payment to prior Servicer. The agent welcomed the borrower and went over the website.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7720593888 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower spoke to the servicer and they will make April payment on the 17th and May payment on the 31st.  They had some fraud on their bank account.  The servicer advised them of knowyouroptions.com.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3218488759 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to see why the attorney was still receiving her statements advised her the letter from attorney was just received and we will now send her the statements monthly basically call reason add attorney representation.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is excessive obligations.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is active.  Bankruptcy has limited information provided in the collection comments.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
9200796876 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  Borrower called to state she made a extra $200.00 payment on line.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9364944359 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  03/XX/2019.  Borrower called and wanted to make a payment but the system was down and required call back call
                    from mortgagor         was disconnected.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit dispute was noted on 03/XX/2017 with packet sent on
                                           03/XX/2017. Looks to be the dispute was resolved since nothing further was noted on this after 03/XX/2017.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was impacted by hurricane XXX as noted on 10/XX/2018. No evidence of property damage noted.
8002840948 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Borrower was contacted regarding the payment.  Borrower stated due to a family incident  is applying for short term benefits and will be going back to work within a month.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7364912038 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower scheduled a payment by phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2017.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A non-monitored insurance claim was filed on 01/XX/2019 for vehicular damage sustained on 11/XX/2018. The claim was closed on 02/XX/2019 as all recovery funds totaling $7,151.46 were released.
3247093806 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6269617718 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower was contacted to secure payment. The borrower stated they would talk to their spouse.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6461779949 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in to schedule a payment in the amount of $804.81 for 4/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2040441583 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2927546722 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Authorized third party called to find out why payment had not cleared.  Advised to check with bank.  Bank said arrived 1/XX/2019 sent electronically.  Advised as of today, no payment had come, last received on 12/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5221732231 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Borrower made a payment over the phone
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6645987108 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Borrower called in stating need a copy of 1098.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2667130055 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  The borrower spoke with an agent and reviewed the total amount due of $1332.80. The borrower stated they had a car accident and had some uninsured repairs to make. The borrower stated will be within the grace period. The borrower advised that the payment is set up through their Bill pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area that was impacted by Hurricane XXX, DR
                                           -XXX, as noted on 09/XX/2017. There were no damages reported.
4412905435 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2016.  The third party called for the status of the modification review. The terms of the trial modification was discussed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7184318635 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  On 03/XX/2019 the borrower called to verify if the autopay will transfer to the new servicer.
                                           The notes do not indicate servicer's response
                                           03/XX/2018: Borrower and representative went over account information from modification to reinstatement. Home damage but no claim filed on property.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6175337329 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower called in to provide new banking information. The borrower was advised on the new payment amount due to the escrow analysis.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2754837897 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2017.  Called borrower about the 3rd installment due, borrower stated they included it in the payment on
                                           12/4 for the amount of $1320.  Advised borrower about payment history.  Processed pay arrangement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7608162449 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  On 6/XX/2018 spoke to the borrower and advised the borrower of the total amount due for $548.44.
                                           The borrower stated will make a payment on 6/XX/2018 and gave the phone number for Clearpointe. Discussed the payment history. The borrower stated was at work and unable to continue.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8816757844 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8207852684 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to get an amortization schedule.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9617148078 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    requested within the   PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Commentary states spoke with borrower and borrower advised payment will be made at the end of the week via online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6986099910 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2017.  Notes indicate an Authorized Third party called to verify if the servicer received the signed final loan modification documents. The agent advised of receiving the documents on 6/XX/2017. The borrowers spouse will call back to set up payment for July.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8287452922 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The servicer contacted borrower regarding his request for a modification due to property tax increase. The servicer advised the borrower that the modification will not affect the property tax. The borrower expressed that he wants a lower interest rate. The servicer advised that the modification is not guaranteed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6827782524 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  Borrower stated would like to look at modification options. Servicer advised of documents needed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017; no evidence of damages.
1670705787 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in regarding an autopay issue and the servicer confirmed that it had been set
                                           up.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2435728092 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to schedule a payment for 6/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2901454299 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower made a promise to pay in the amount of $1436.12.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2981956290 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  The borrower stated received final modification documents and wanted to know when the first payment was due. The representative advised first payment due 5/XX/18. The borrower inquired about payment being made this month. The representative reached out to the processor who stated the borrowers can never skip payments. The final mod. payment does not begin until 5/XX/18, but would still need to make the trial payment.
                                           The borrower wanted to know if paid escrow shortage and how much would it reduce the monthly installment. The representative advised would not be able to advise of an exact amount, but should be somewhere around of the escrow shortage back in December 2017 which was $103.40. The borrower accepted offer to set up future installments. The borrower made a promised to pay $2091.78 eff 4/XX/18, $2088.25 eff. 5/XX/18, and $2088.28
                                           eff. 6/XX/18.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3521788186 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to make a payment told her about the fee walked her through signing up thru the website. Borrower scheduled the payment for 6/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4051636484 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2016.  Borrower inquiry in regards to the applcation of funds in suspense.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1722816865 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1995070791 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2017.  The customer was informed there was a shortage in the escrow account and they have options to pay
                                           it. The customer's question about a principal reduction from a previous modification was addressed as well.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3827187085 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  Borrower claims payment is in the mail
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4147203649 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  Borrower called in regarding website. Trying to find out current interest rate and going to battle with county in regard to property taxes. Borrower states need to change mortgage and would like to know who to speak with. Advise borrower need bill from county  showing new amount to get updated. Advise interest rate is 3.25%.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9160769585 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2549561393 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower contacted the servicer on 06/XX/2019 to schedule a payment on 07/XX/2019 in the amount of $1,099.35.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA Disaster Area due to Hurricane XXX noted on
                                           09/XX/2017. No damages were reported.
3955704089 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  05/XX/2019.  The borrower called in today to process the December installment for today's date in the amount
                    from mortgagor         of $708.20 using the historical banking information. 05/XX/2019 Borrower called in but call was disconnected.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2016.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The payment dispute was resolved
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2010.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2015 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2461092863 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  The borrower called to get the mortgagee clause for the insurance policy.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5817494652 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in to request year end statement and scheduled a payment over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3817005822 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Authorization for third party for the life of loan. The third party called to set up auto pay for the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4669606473 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5272346030 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower scheduled a payment in the amt of $1203.75 on 6/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8882704143 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower spoke with an agent regarding their mortgage insurance. The borrower stated that they felt they could remove their PMI based on their original appraisal. The agent explained that they would need a recent appraisal to remove the PMI early. The agent reviewed where the borrower could access the information should they want to move forward.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
6128378428 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2016.  The borrower authorized a payment in the amount of $1293.84.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7437497941 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borr regarding payment. Advise Jan pmt short $95 and how much is due for Feb.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6375435194 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Commentary states borrower called in to make a payment on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2013.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 06/XX/2019 and there is no evidence of reaffirmation.  The proof of claim was filed 04/XX/2014.  Prior bankruptcies are a chapter 7 case #XX-XXX filed on 2/XX/1997 and discharged on 5/XX/21997, Chapter 7 case# XX-XXXXX filed on 10/XX/1998 and discharged on 2/XX/1999.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4918658631 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called about the status of the loss draft endorsement and claim.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 01/XX/2018 and there is evidence of reaffirmation.  Commentary note dated
                                           10/XX/2017 the borrower is being reviewed for abusive filer and has filed bankruptcy case. The borrower had filed a previous bankruptcy 11/XX/2008 case# XX-XXXXX.  Commentary note dated 01/XX/2018 indicates a reaffirmation mailed to borrower attorney XXX. Commentary note dated 01/XX/2018 indicates a discharged 7 bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1289627212 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  On 3/XX/2019 spoke to the borrower who made a promise to make a payment for $1584.26 effective
                                           4/XX/2019. The borrower discussed mailed a payment on the 10th with the loan number on the check. Will follow up with the borrower.
                                           04/XX/2019 - Borrower called with a promise to pay $1854.26 by 04/XX/2019
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2260002599 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  Borrower called to see if his PMI could be cancelled and was advised not until the loan balance was 80% or less than the appraised value.  Borrower disconnected.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX. No damages were reported.
1265870209 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  The borrower advised they had excessive obligations and are working to contain them and bring the loan current. A payment was made and the borrower declined to setup future payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
1499265596 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  On 04/XX/2016 the borrower called to setup payment arrangements. On 08/XX/2019 the borrower called to schedule a payment. On 11/XX/2016 the borrower called to setup a repayment plan. On 01/XX/2017 the borrower called in to  setup a payment arrangement as she cannot keep up with the repayment plan. On
                                           02/XX/2017 the borrower called to setup a payment arrangement. On 02/XX/2017 the borrower called to discuss payment arrangement before the call disconnected. On 04/XX/2017 the borrower called to setup payment arrangements. On 05/XX/2017 the borrower called to reschedule a payment she already had setup. On 11/XX/2017 the borrower was called and was informed of the borrower is unemployed and discussed bring the loan current.
                                           On 11/XX/2017 the borrower called to setup payment arrangements. On 12/XX/2017 the borrower called to setup payment arrangements. On 12/XX/2017 the borrower called to discuss payment and loan status. On 02/XX/2018 the borrower called to schedule a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2929003645 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  Borrower called to schedule their payment for 05/XX/2018 and was advised next due for June.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9540401454 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2017.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4758581799 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower called to inform servicer that Insurance company contacted them stating Homeowners insurance had not been paid.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9240314189 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  On 05/XX/2018, the borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6165213483 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  Borrower called in to discuss status of account and was having problems paying, but would be making a payment. Rep mentioned to borrower not to use Safari and about the recent Modification.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2441680350 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to advise that payment would be made today.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2011.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2011 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9637172861 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to schedule payment for 5/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2013.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1456244872 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The customer called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comment dated 11/XX/2018 reflects that the property is located in a disaster area. The borrower confirmed not affected by the disaster.
5391661212 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5425417244 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  On 03/XX/2018, the borrower called in to verify account status. The borrower stated that modification documents were sent.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2011.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2012 and there is evidence of reaffirmation.
                                           Reaffirmation agreement filed on 04/XX/2012.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9640710187 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to inquire about how to set up auto pay. Advised can setup online and sent ach setup form via mail. Borrower made a payment for the month of March.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2013.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 02/XX/2014 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4823410788 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called and made payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8025299541 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
5682983836 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2019.  The borrower called in to make sure the payment and late fee policy is the same as the previous
                    and documented         servicer. Welcome call was completed. No further questions.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
1299598521 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Verbal Dispute -   04/XX/2019.  Agent called for late payment.  Borrower states is having issues with their bank and will make
                    Servicer responded and the payment by 5/XX/19.
                    appears issue is       EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2017.  The dispute type is Verbal and the reason
                    closed                 is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower is disputing the credit reporting through the loss mitigation process. This was resolved with the response sent on 8/XX/2017. No changes made.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9488185427 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   04/XX/2018.  04/XX/2018 Borrower called to set up payment.  Borrower is deceased and Executor/Heir exists to
                    and documented         dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4332641431 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in to request information about a home equity loan and was transferred to the
                                           Sales deppartment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Hurricane comments noted on 11/XX/2017, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.
6725079885 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  Borrower called to make payment by phone in the amount of $1279.42  by phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2724498931 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower wanted a payment breakdown. It includes late fees.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5902749647 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2017.  Inbound call from borrower to process payment and loan servicer also went over expectation for account as account was delinquent at time of call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8683471546 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  The last contact with the borrower was on 05/XX/2018 to discuss the total amount due and next payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3931556952 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      06/XX/2019.  The borrower called in regarding payment amount inquiry.
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower reported roof damage on 10/XX/2017 due to Hurricane XXX. The borrower filed a claim and the insurance company is only covering part of the cost. No claim information was provided. The borrower noted on
                                           04/XX/2018 had repairs due to the storm and had to pay $2500 out of pocket.  Property repair is in process.
                                           The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 10/XX/2017.
8172090956 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  The borrower called regarding the June's installment and was advised that the payment was made on
                                           05/XX/201/8. The borrower also inquired about PMI cancellation and was sent a cancellation packet.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4169825326 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower was contacted to request payment and to provide new policy information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3404016250 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  The borrower called with concerns as to why her payment did not go down after paying the total amount for escrow.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2731057773 1        [1] Damaged Interior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Active insurance claim PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    and funds held by      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    servicer with          06/XX/2019.  Commentary states spoke to borrower via an interpreter and borrower advised to contact spouse as indication of related  they are at work.
                    contractor bid         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    sufficient to cover    REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    repairs                FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  The borrower called on 02/XX/2019 to initiate a claim for water damages caused that day. A check for $10,068.82 was received on 03/XX/2019. The claim was classified as enhanced endorse and release on 03/XX/2019. The funds were released to the borrower on 03/XX/2019. There was no mention to the status of the repairs.  The damage repair amount is estimated at $10,001.00.  Property repair is in process.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
4543100180 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Spoke with borrower who stated he needed to fix the property and wanted to inquire about refinance.  Borrower said was told by inspectors the floor plan was not approved.  Advised borrower to reach out to the title insurance.  Advised borrower will send original appraisal as well as the title commitment and original note.  Advised borrower may want to reach out to realtor attorney or insurance company.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6183181291 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2372249334 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to make a payment online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX, noted
                                           on 9/XX/2017.
6896054535 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called to make a payment over the phone
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
8698267891 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Borrower called in with payment inquiry and question regarding monthly billing statements. Call was mutually disconnected.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5780441995 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in for payment information. Advised payment for $2,310.60 was posted on
                                           06/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5482178133 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in for account information. The agent went over the information and completed the welcome call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2014.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           The bankruptcy was discharged on 10/XX/2014 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6208732238 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  Spoke with borrower regarding billing statement.  Advised borrower that billing statement was sent out before payment was made.  At the time statement was printed the installment for the previous month was not received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
9378618528 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower stated does not have any changes on address and confirmed contact information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5571480728 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in to advised they had changed the insurance company
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2914493973 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 01/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6279899105 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower spoke with an agent and inquired about the payment information due to a typo on the goodbye letter. The agent assisted the borrower and provided the enrollment link for payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6970611864 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5286699112 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to go over the escrow information and to set up a promise to pay.  Payment scheduled for 7/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2014.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 05/XX/2014 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6145609401 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The customer stated reason for default was curtailment of income. Their income comes at the end of the month. The customer scheduled a payment for 5/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5831807436 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower stated unemployed and trying to get caught up.  Borrower scheduled payments for 5/XX/19,
                                           6/XX/19, and 7/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6758962666 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  The borrower called to cancel the ACH.  He stated he will send a check.  Borrower is deceased and
                    and documented         Executor/XX/29/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.
                    [1] Written Dispute -  Credit bureau dispute resolved.
                    Servicer responded     REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    within 60 days and no  FORECLOSURE: No evidence of current foreclosure activity.
                    further communication  BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    from mortgagor         LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4628291471 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called to make a payment for $1,562.82.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7109730135 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called about automated payments and was advised that payments are set-up to be processed on the 16th of the month.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Prior damage from 05/XX/2016 repaired and claim was closed on 02/XX/2017.
7331952605 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  inbound call from borrower to process payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8695298247 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called to make a payment for $2,513.47.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7803879957 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  inbound call from borrower to request online access as borrower is unable to access site.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5836579419 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  Borrower called about fees on the account and made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7213396234 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to get loan transfer information and auto pay information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2011.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2016 and there is no evidence of reaffirmation.  The proof of claim was filed 04/XX/2016.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was affected by Wildfire as noted on 04/XX/2018. No property damage was noted.
1949094257 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  On 04/XX/2019 the borrower called  to inquire about the escrow information. Borrower was advised of the new payment amount after the escrow analysis was run. Borrower was also advised to dispute any issues with the increase in writing.  The insurance refund was applied to the escrow account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A FEMA disaster was noted on 11/XX/17.  No damages were reported.
9592030852 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  On 06/XX/2019 notes reference an Inbound bankruptcy call; reason for call not noted.  Prior contact on 06/XX/2019, borrower called in and  verified demographics and asked why account was not reporting to credit bureau.  Servicer stated since there was a discharged bankruptcy it would not report.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2011.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2015 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1618439974 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Contact with borrower regarding loan transfer and borrower requested copy of 1098.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2683167471 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower inquired about recent billing statement and double statements shown. The servicer explained billing statement and explained the fees on account. The servicer advised they would submit a task to have the funds applied to principal as requested.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8455104677 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  The borrower called in to scheduled a payment. The borower was advised of the total amount due
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2372520141 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Borrower inquired about payment account info, set up payment with new account info.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8834126369 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
6692811951 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Borrower was contacted about the payment.  Borrower stated will be paying the payment via bill pay on the 3rd.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3304296320 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   04/XX/2018.  The last contact with the borrower was on 04/XX/2018. The customer wanted the name of the
                    and documented         insurance company.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5140484226 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   05/XX/2019.  The authroized third party spoke with an agent to review the approved modification trial plan for
                    and documented         the next 4 months.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3419178488 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  The authorized 3rd party(spouse) stated that they are a month behind due to decrease in income
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9328531176 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The last contact was made on 3/XX/2019, in which general account information was discussed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2013.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4016316929 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Contact with borrower shows they called interested in a workout. Servicer advised they were not eligible for a workout. Servicer advised borrower to refinance but it doesn't show borrower interested.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7198482010 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower welcome call was completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7691183462 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to inquire about the escrow shortage and request it be spread over 12 months.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2494934364 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2017.  The borrower called to find out if ach would automatically update to new payment amount.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4661205477 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower was contacted for payment but the payment had already been made. Borrower was advised about getting executed modification documents in the mail within a week.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1773992299 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Borrower called in to find out why he received a foreclosure notice. He was advised that account maintenance was being performed and September payment was not taken out via ACH. The agent also states that this issue will be corrected. Borrower made a payment in the amount of $1353.66.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9261061643 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in regarding escrow shortage
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8034732738 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2017.  spoke with authorized third party advise total amount due $955.73. Third party state always make payment on the 14th for $955.73 through their bank, Advise next due date, grace period and consequences.
                                           Customer will pay amount $955.73 by 05/XX/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
1423747398 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  04/XX/2019.  The borrower called on 3/XX/19 to make an $885.90 payment.  The Welcome Call was completed.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2017.  The dispute type is Written and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower called to request password reset for online account.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3004405876 3        [3] Delinquent HOA     LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Fees                   PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Mortgagor Deceased 11/XX/2018.  Borrower called in to inquire about the balance owed.  The representative advised of the
                    - Executor/Heir exists outstanding corporate advances and HOA balance due.  Borrower is deceased and Executor/Heir exists to dispose
                    to dispose of          of property; identified and documented.  The date of death is unknown.
                    property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4313955369 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Spoke to borrower Authorized 3rd party called inbound to discuss the loan and asked for customer service in Spanish
                                           Last contact with the borrower was when t hey called inbound to discuss the loan and asked for information on the incentive on the loan on 2/XX/2019
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1153421533 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  The borrower called in regards to FC letter and was advised there were some issues in they system and they could disregard letter.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3269862885 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called and went over there escrow account we reran a escrow analysis.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7900794921 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6713758522 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Commentary states borrower called in to advised payment was made with another representative this morning.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8992719457 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called to go over what the new payment will be when interest rate changes. On 08/XX/16 borrower stated bankruptcy is a chapter 13, system is showing a 7. Advised borrower better to wait till after bankruptcy to see what fees are there to be paid.  Borrower went over new insurance company information.
                                           Borrower sent in refund check from insurance to be applied for shortage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is active.  Note on 3/XX/19 states new bankruptcy filing.  A prior Chapter 13 bankruptcy (case XXXXXXXX) filed on
                                           04/XX/2014 was discharged on 04/XX/2017.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5486639535 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6958327165 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  03/XX/2019.  Borrower called for general account information.  Welcome call provided.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2016.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower filed dispute for inaccurate information.
                                           Reviewed and information verified as reported.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9151453930 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called and promised to pay $1,235.18 by 03/XX/2019 via the website.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Commentary dated 09/XX/2017 reflects that the property was located in a FEMA natural disaster area due to Hurricane XXX.  A non-monitored claim for water damage sustained on 02/XX/2017 was filed on 04/XX/2017.  The recovery check for $10,000 was released on 06/XX/2017.  A non-monitored claim for water damage sustained on 04/XX/2018 was filed on 05/XX/2018.  The recovery check for $10,000 was released on
                                           06/XX/2018.  A partial monitored insurance claim was filed on 01/XX/2018 for Hurricane XXX damage sustained on
                                           09/XX/2017.  A recovery check for $23,137.08 was received on 01/XX/2018.  The insurance claim was closed on
                                           02/XX/2018 as a 100% inspection results were on file and all funds had been released.
9288635049 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  05/XX/2019.  Comments from 3/XX/19 indicate borrowers bank returned payment. Bank did not believe Mr. Cooper
                    from mortgagor         was the mortgage company. Servicer sent borrower copy of welcome letter for service transfer.

                                           05/XX/19-The borrower promised to pay $1525.51
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Comments indicated there was a credit report dispute, however; there was no evidence to indicate the issue was still outstanding as of the end of the review period.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8426763983 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The last contact with the borrower was on 01/XX/2019. The borrower made a speedpay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5250579714 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5075757822 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  An authorized third party, borrower's spouse, called and advised that Julypayment will be made before 07/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 04/XX/2014 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 12/XX/2018 - Inspection results exterior damage completed, 95% to 100%.
4797236188 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  Borr called to the Sept pmt was received. Confirmed ti was.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4124119463 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2404287471 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to request a late fee waived. The servicer advised that they can do a one time but it's not a sure thing.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4287126872 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower authorized the payment in the amount of $956.23
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4389634931 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower spoke to the servicer about credit reporting if they make this month payment by June
                                           XXth.  The servicer advised them of knowyouroptions.com.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was impacted by hurricane XXX as noted on 09/XX/2017. Per comment, no property damage was noted.
1057832549 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called and stated they mailed in March payment and was advised of grace period.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9292674998 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  THE BORROWER WAS RETURNING CALL.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7837707649 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1512439601 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Spoke to borrower and authorized 3rd party, daughter to cure the default of the loan and not go to foreclosure. Borrower now has guardian due to forgets thing and daughter was working to assist the borrower. Appears loan was brought current on 5/XX/2019
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5507311239 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  The borrower called in about existing claim and stated needs the claim information. The agent provided borrower with the number to the claims department.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7913923641 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8910849019 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  The representative advised the borrower of last payment received, confirmed new payment amount
                                           $2045.97 per mod. agreement. The borrower mailed final mod docs 5/XX/1 via online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2729041630 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   04/XX/2019.  01/XX/2019 - talked to authorized 3rd party - called to set up next 2 payments and provide bank
                    and documented         account information - processed payments of $1842.93 each for 02/XX/2019 and 03/XX/2019./XX//XX/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3411110138 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  On 01/XX/2018 Borrower called in reference to late fee on statement. Borrower was advised per notes in the system invalid account number. Account was reviewed and Fee was approved to be waived.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Hurricane comments noted on 9/XX/2017, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.
5112939763 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower scheduled a payment for 04/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
8776309914 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called regarding the modification that was done with the previous servicer, the agent advised the documents were not available in imagining yet, also discussed bi-weekly and additional principal payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4461053007 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2017.  inbound call from borrower to confirm amount due and to confirm if last payment was received
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4188389075 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2010.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2015 and there is no evidence of reaffirmation.  The proof of claim was filed 03/XX/2012.  The commentary does not have the case number.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5128243770 1        [1]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Active          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    insurance claim and    03/XX/2019.  The borrower called in to discuss refinancing the loan.
                    funds held by servicer EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    with indication of     REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    related contractor bid FORECLOSURE: No evidence of current foreclosure activity.
                    sufficient to cover    BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    repairs                LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  A claim was initiated for wind damages caused on 09/XX/2018. A check for $5,000.21 was received on 12/XX/2018. The funds were released on 01/XX/2019. The comments on 01/XX/2019 indicated a final inspection was needed to close the claim. After the service transfer, the comments on 03/XX/2019 referenced documentation was transferred over for the claim.  The damage repair amount is estimated at $5,000.21.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA disaster area that was impacted by Hurricane XXX, as noted on 09/XX/2017.
6664165780 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower scheduled a payment of $610.01 for that day. The agent processed the payment and provided the confirmation number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3434752470 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3801741552 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in regarding a letter they had received for escrow shortage and payment increase. The service rep explained the escrow shortage and how they can go about it. The rep provided the new payment going forward.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2202122133 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower called in and made a payment on the loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7435879395 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower discussed billing statements and processed a payment for $1,307.83.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3868502527 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called about package received. Advised that January payment was not close completely and to see if needed assistance. Borrower stated will make a payment on 2/14 and requested copy of 1098.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3450557956 1        [1]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Active          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    insurance claim and    03/XX/2019.  The borrower was contacted on 03/XX/2019 and advised the funds from their insurance claim were funds held by servicer being released.
                    with indication of     EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    related contractor bid REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    sufficient to cover    FORECLOSURE: No evidence of current foreclosure activity.
                    repairs                BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           On 02/XX/2018 a claim was initiated for damages caused by Hurricane XXX on 09/XX/2017. A check was received for $5,208.92. Due to the amount of the claim and current loan status, the funds were released and the claim was closed on 02/XX/2018. On 01/XX/2019 the borrower filed another claim for damages caused by Hurricane XXX.
                                           A check was received on 02/XX/2019 in the amount of $23,500. The claim was classified on 03/XX/2019 as enhanced endorse and release. The funds were released on 03/XX/2019. There was no mention to the status of the repairs.  The damage repair amount is estimated at $28,711.24.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX.
1685762866 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2017.  The borrower called in to make a payment in the amount of $900.00 for 1/XX/2017 via speed pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1415966558 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in to request year end 1098
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9877709139 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2016.  The borrower authorized a payment in the amount of $1253.81.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3366046722 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  01/XX/2019 - talked to borrower regarding setting up payment arrangements - borrower declined
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2535637884 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Borrower was advised payment set up and will post today.  Borrower stated funds are available now. Borrower stated no longer wants trial and  modification.  Borrower advised will receive denial letter in the mail.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7355426784 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called in regarding the notice they received that their account would be transferred to
                                           MRC effective 03/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
9873562733 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The welcome call was completed, a payment was made.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8077831382 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  01/XX/2019.  The borrower called in reference to having issues making a payment via servicer's website. The
                    from mortgagor         servicer advised borrower how to make payments via the website. The servicer offered to take the borrower's payment and borrower agreed. Payment of $451.08 processed and confirmation number provided to borrower. Noted
                                           12/XX/2018 borrower stated the property is tenant occupied and the RFD was due to late payments from tenant.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2018.  The dispute type is Written and the reason is Other.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower submitted written dispute regarding completed property inspection results from damages. The borrower indicates the damages were 90% completed however servicer indicates 50% repaired. The servicer requested another inspection to be completed. The re-inspection indicated
                                           51% as the interior work was not started or completed a minor adjustment brought the percentage to 51%. As of
                                           05/XX/2018 another inspection returned at 70% and borrower requested draw of $4057.10; draw was mailed to borrower 05/XX/2018. Noted 08/XX/2018 100% inspection and all funds disbursed to borrower. No further dispute comments or issues noted.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: 08/XX/2018 Commentary states Hazard claim due to fire damages has been closed and funds were released.
9897182578 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Last spoke to borrower when they called inbound to reach loan officer and borrower was verified and stated having issues due to excessive obligations and scheduled payment on the loan.  The servicer completed the welcome call and advised of the payment options, website information and disclosures.  The borrower made a payment over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8831758935 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2017.  Borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5759338321 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower wanted to know if there was a lien against them and was advised there was nothing on the account. The last contact with the borrower was on 06/XX/2019 for tax information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2862328968 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  Borrower advised of total amount due.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3128633946 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in regarding tax disbursement and verify it was correct
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 01/XX/2014 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4960543523 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to make a payment.
                                           06/XX/2019 - borrower called to make payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9540197499 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  06/XX/2019.  Borrower called requesting to remove co borrower from loan.  Agent transferred call to refinance.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A  credit dispute was received and resolved.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4463233345 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  Borrower contact for payment, borrower thought it was handled with auto pay, will have to discuss with spouse. Advised collection calls will continue until payment is made.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6718109166 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  Authorized 3rd party called regarding refinance and call was transferred to the refinance
                    and documented         department. The agent advised need paperwork showing who was awarded the property in the divorce decree.
                                           Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9006418509 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called in to make a payment and asked about working with them on late fees.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8611404686 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 02/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called and authorized a payment in the amount of $3300.00
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2017.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2017 and there is evidence of reaffirmation.  Bk is discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6508923521 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  On 06/XX/2019 the borrower called requesting tax disbursement information
                                           03/XX/19:The borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7974031492 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in due to conflicting payment information. The representative advised of the escrow shortage and also advised that could get cheaper insurance or tax exemption.The borrower made a promise to pay $1696.31 by 6/2519 via mail.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8768112194 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The servicer spoke to customer and verified owner occupancy.  Customer called to obtain address
                                           to send check to be endorsed for insurance claim.   Customer wanted to take advantage of 25% late fee offer.
                                           Agent processed payment in the amount of $77.87.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8535346327 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called regarding the insurance policy.  Advised borrower we have paid the existing policy and he will be getting the new policy.  Advised the borrower that the XXX insurance will reimburse him and he will need to send the check back to his escrow.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was impacted by hurricane XXX as noted on 09/XX/2017. No damage was reported.
3861364486 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower verified their information and scheduled a payment of $1,680.80 for 04/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was in FEMA disaster area 11/XX/2018; no evidence of damages.
3145236393 1        [1] Damaged Interior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Active insurance claim PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    and funds held by      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    servicer with          03/XX/2019.  The borrower called in to get the loan number so can mail in check.
                    indication of related  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    contractor bid         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    sufficient to cover    FORECLOSURE: No evidence of current foreclosure activity.
                    repairs                BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2014.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           The bankruptcy was discharged on 12/XX/2014 and there is no evidence of reaffirmation.  The case converted from a chapter 13 to chapter 7 on 09/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  A claim was filed for water damage that occurred on 06/XX/2018. The claim funds in amount of $15,413.50 were received and disbursed to borrower on 07/XX/2018. The claim was approved for self repairs and classified as partial monitored.  The borrower noted on 01/XX/2019 intends to have the repairs completed the first week of February and was advised to call in for the inspection.  On 03/XX/2019 the new servicer noted that the adjuster's worksheet was logged. No evidence of final inspection being ordered or completed.  The damage repair amount is estimated at $15,413.50.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9972723608 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower authorized a payment in the amount of $1455.56.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1759491140 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called about account status and they were advised their account is ahead and statement was not updated yet.  The servicer advised them of knowyouroptions.com.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
7525694229 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2016.  The representative advised the borrower of the total amount due for April and May. The line kept breaking up-hard to hear the borrower. The borrower advised had to collect rent and also advised will be making total amount due within this week. Line unexpectedly disconnected.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5506285928 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  The borrower called in and made a payment in amount of $1797.19 and was provided with the confirmation number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6194654110 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Spoke with borrower provided welcome call  informed borrower how to make payments moving forward since new transfer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
2897931227 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   02/XX/2019.  Borrower called to inquire about servicing transfer.  Borrower is deceased and Executor/Heir
                    and documented         exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7482217823 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  Processed 3 trial payment for the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2010.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
5509275799 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2017.  On 01/XX/2017, the borrower spoke with an agent about the credit reporting issue they are having.
                                           The borrower stated that the servicer had sent a letter stating that they had declined to remove the credit reporting from their credit report showing that they were late around the time they were doing the modification. The agent advised if they wanted to dispute it further, they can write into correspondence.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8498501920 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Commentary states borrower called in to make a payment on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6998906104 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2010.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2014 and there is no evidence of reaffirmation.  Previous
                                           Chapter 13 case XX-XXXXX filed on 10/XX/2002 and discharged on 08/XX/2005. Chapter 7 case XXXXXXXX filed on
                                           10/XX/1993 and discharged on 02/XX/1994.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
5781599548 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in to schedule payments on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8200458871 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The last contact was made on 6/XX/2019, in which the borrower scheduled a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1679279219 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  2/XX/19-Borrower scheduled payment by phone.  Borrower inquired about pay history and was advised of payment history and credit reporting. Borrower advise of refinancing requirements.

                                           05/XX/19-The borrower called  for clarification on payment history
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7032336280 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The agent provided pre-foreclosure prevention options.  The borrower stated that he has a plan to bring the account current. Reviewed increase in payment due to rate change and escrows. On 5/XX/19 the borrower called in to inquire about general account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2009.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2009 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6240225545 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  On 10/XX/2018 Authorized third party called for status update on claim check. Third party was advised check was reissued.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 10/XX/2018 Commentary states 100% inspection completed.
6567841744 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  7/XX/18, Outbound call to request a payment. Borrower advised has it set up for Friday, Borrower also asked about insurance and stated will call back.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2017.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The borrower previously filed a chapter 13 bankruptcy on 11/XX/2012 that was dismissed on 03/XX/2017.
                                           The borrower also filed a chapter 13 on 10/XX/2009 which was dismissed on 04/XX/2011.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9605570245 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Borrower called advised loan is current advised of the 15 day grace period. Borrower had questions on a modification that has been completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5053637547 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to have password reset and made payment iao 759.07 over the phone with agent
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4714979207 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  On 05/XX/2019 Authorized third party called to check status of the account. Third party stated
                                           will submit a payment once the system shows a payment is due. Third party was provided with know your options for available assistance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1598914905 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  01/XX/2019.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputed credit reporting. Servicer updated payment history and issue appears to be resolved.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017; damages repaired, final inspection received 06/XX/2017.
3798496113 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower was contacted for a welcome call and was provided account number and payment information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3546973864 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  On 6/XX/18 customer called inquiring about final docs signatures.  Servicer advised pages 6-9 require signatures.  Also inquired about reaffirming his debt, advised that he will have to reach out to a bk atty and have them reaffirm the debt provided.  Advised borrower to register at seterus.com for self service options.  Customer will be mailing final docs back today and reaching out to get his debt reaffirmed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5956510260 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   01/XX/2017.  The borrower called to set up repayment plan payments.  Borrower is deceased and Executor/Heir
                    and documented         exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5922272008 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to get transfer details and to request PMI removal.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
3322280913 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  The borrower called to advise the the policy was updated.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is active.
                                           The proof of claim was filed 10/XX/2016.  Most filing details unavailable
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
3141441727 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
6109436596 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  Comments from 9/XX/17 indicate borrower was called by servicer to update mailing address.
                                           Borrower advised mailing address has been the same for 11 years abd did not have time to discuss.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3597630122 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  On 3/XX/209 spoke to the borrower and discussed the loan transfer information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2016.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2017 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6145323570 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  A3P called in wanting to reset password.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
5417495122 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1301683112 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  The borrower called in to get the amount owed on the account. Stated RFD was death of a family member. Borrower loaned the family $2500 for funeral expenses. They expect to be paid back on Friday and will make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6551694952 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  04/XX/2019.  04/XX/2019 inbound call talked to 3rd party advised total amount due, 3rd party scheduled payment
                    from mortgagor         $1159.77 04/XX/2019

                                           The agent made a welcome call; the borrower authorized a third party for the life of the loan.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit reporting dispute; servicer responded in writing.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
9116522351 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Unauthorized 3rd party called in wanting to make a payment at WU but they are not authorized.
                                           Service rep advised them to have their spouse call in and give them authorization to make payments on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3627717604 2        [2] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and     BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    mortgagor still        05/XX/2019.  5/XX/2019 Borrower spoke with agent discussed account  credit dispute servicer failed to report
                    questioning servicer   payments during transfer 60 days covered under federal regulations.
                                           On 12/XX/2018, borrower advised that they were unemployed for a while.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is not resolved and the status indicates Servicer responded within 60 days and mortgagor still questioning servicer.  The borrower called in on 06/XX/2019 to dispute the 30 day late for 06/XX/282019.  A response has not been provided.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7005272022 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to see why she got a robot call i advised i am not sure than customer hung up on me. 5/XX/2019 customer called in to make a payment of $920.07 and set up a future payment of $920.07.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2049888716 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  On 10/XX/2017 Borrower was called in reference to payment due. Borrower stated no income. There was a lost from a storm that affect the ability to make payments. Borrower rejected a Forbearance plan. There was no damage to the home.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA disaster area on 9/XX/2017 due to Hurricane XXX. No damage reported.
7268199709 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower asked if there was if there was a way to remove late payments from credit and was advised there was no way.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9806785573 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The servicer completed the welcome call and advised of the billing, payment options, website information and disclosures.  The borrower scheduled a payment over the phone. The borrower is disabled.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3028224226 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      05/XX/2019.  On 05/XX/2019 Borrower was called to be advised to contact the insurance company to reissue claim indication covered by  check.
                    insurance              EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower stated on 09/XX/2017 the property was damaged due to Hurricane XXX. On 09/XX/2017 the borrower advised their fence was destroyed as well as their roof was damaged. The borrower stated a claim was filed, the home was livable, and they intended to repair the property. A call was made to the insurance company on
                                           02/XX/2018 at which time an agent advised a claim was filed for the damages; however, it was closed out and no funds were disbursed due to the claim amount was less than the deductible. There was no mention of any completed repairs. The borrower later called on 03/XX/2019 in regards to a roof claim. The borrower inquired if their check was received. The call was transferred to the loss draft department. On 05/XX/2019 Borrower was called to be advised to contact the insurance company to reissue claim check.  Property repair is in process.
                                           The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX.
9501175548 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   02/XX/2019.  Borrower called in to make their payment and declined setting up any future payments.  Borrower
                    and documented         is deceased and Executor/XX/11/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6412029040 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Third party called in to discuss insurance information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2009.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2016465685 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in to talk about loan and made a promise to pay for 860.61.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6157884376 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Spoke with borrower, borrower called in to make a payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2775838622 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  Called customer about total amount due
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1168619749 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Spoke with customer advise total amount due $1004.50. Customer state will make payment on
                                           02082019 via  SETERUS.COM. Processing promise to pay for $1004.95 for 02/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
5862919192 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    requested within the   PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  Inbound call from borrower to request proof of April installment needed for borrower to purchase car. Loan servicer advised request would take days.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2898580162 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in to discuss escrow account and payment increase letter.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5667329490 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  Borrower called in left atx form at home, talking with his accountant. Borrower authorized Ed
                                           Silva CPA
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2597756192 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in an online payment in the amount of $997.55
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5588732030 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2377233293 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The customer returned a call to request they not be called.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8611686497 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      09/XX/2018.  The borrower called in to inquire why the payment had not posted and was advised the payment was indication covered by  returned due to insufficient funds. The borrower contacted their bank and stated that the payment was returned
                    insurance              due to an incorrect account number. The borrower scheduled a payment for 09/XX/2018 and 09/XX/2018 to bring the loan current. The borrower stated hardship due to car repairs, hardship resolved.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  A claim was initiated on 08/XX/2016 for damages caused on 07/XX/2016; the details of the damages were not provided. The comments on 06/XX/2017 stated the claim was closed due to a denial letter was received from the insurance company. There was no reference to any repairs being completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area that was impacted by Hurricane XXX as noted on 09/XX/2017. There were no damages reported from the incident.
2794260439 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  On 11/XX/2018 spoke to the borrower who stated received a cal and returning call. Advised the borrower of the mailing address updated and payment information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8893674623 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   02/XX/2019.  On 2/XX/19 authorized third party called and advised death of principal borrower.  He also made a
                    and documented         phone payment.  Borrower is deceased and Executor/XX/05/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7492169871 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2088653978 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borr called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1630802663 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called and stated will make payment by 07/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
2374805160 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2764621906 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3808445837 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to obtain loan number. On 05/XX/2019 the borrower called in to discuss billing statement and review of borrower's escrow analysis inquiries. On 03/XX/2019 a third party called in need of loan number then hung up.  On 03/XX/2019 the borrower called in but no other information was disclosed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1489964832 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Authorized third party claimed income reduction and unable to to make January payment until
                                           February.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2457252271 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  Agent called to ask for payment and borrower advised she had just made it.  Gave reason for late
                    and documented         payment as being sick and out of work for a couple of months and now retired.  Agent offered assistance and borrower refused.  Borrower asked how to allow her spouse to take over the loan without him being on title.
                                           Agent told borrower she could sell the property to him.  On 06/XX/2019 the welcome call was performed and borrower said they are divorced and home is not affordable and would like to do a deed in lieu.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7249206052 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  12/XX/2018.  Borrower made a promise to pay.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit Bureau Dispute: Borrower had been trying to correct the account showing a bankruptcy status as the mortgage was not included in the bankruptcy. Applicable fields were updated to show the current loan status.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9906249814 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7055521597 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1145607651 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  Borrower called in and was advised of TAD. Borrower asked to make a payment over the phone with visa debit card. Advised it has to be a bank checking/savings account. Borrower acknowledged and set up spay for TAD using brand new account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
1613889539 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower was advised of total amount due and that the account was current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6710679463 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  Comments show contact with borrower regarding loan status and payments. The borrower advised they were in mexico due to parents being ill. Borrower made contact to bring loan current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5834759040 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  On 3/XX/2018, the customer called in and stated that they have made a double payment through their bank which has caused an overdraft and wanted to know what could be done.  The customer was advised to reach out to their bank and see what could be done on their part.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1808805811 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  The borrower authorized a payment in the amount of $881.00
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6836321070 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  02/XX/2019.  The borrower called to schedule a payment of $1028.43.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Servicer responded to credit bureau dispute.  The servicer responded to the credit bureau on 3/XX/2018.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA disaster area on 9/XX/2017 due to Hurricane XXX. No damage reported.
6365284290 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  On 01/XX/2019, the borrower called in to reset online password.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9852710903 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  The borrower stated was not affected by the disaster.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA disaster area on 9/XX/2017 due to Hurricane XXX. No damage reported.
                                           The loan was modified on 11/XX/2009 prior to the review.
8678027902 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5620053974 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2016.  The borrower called regarding additional funds that were drafted on 11/XX/2016 the servicer advised funds were requested in the amount of $467.39 when set up ACH and applied to the principal.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2012.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2016 and there is no evidence of reaffirmation.  The proof of claim was filed 09/XX/2012.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: On 09/XX/2017 the account noted the property was located in a disaster area due to
                                           Hurricane XXX. No property damage was reported.
6961622035 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA declared disaster area on 09/XX/2017 due to
                                           Hurricane XXX.
4400343069 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 06/XX/2018.  Borrower called to make payment on account.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputed payments with automatic payment system.  Borrower had set up ACH and then had also scheduled a payment; multiple payments drafted and borrower had overdraft fees.  Servicer advised that with
                                           ACH borrower does not need to schedule payment. Servicer advised to sent written request for refund of fees.
                                           Issue appears to be resolved,
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7960303777 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1409571818 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to make a payment, and advised is self employed and customer payments are coming in late.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1211485091 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2051173983 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8403923180 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Tne customer called in regarding fees that was not paid within the last month and confirmed their expected payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A claim was filed for wind damage that occurred on 01/XX/2017.  Claim funds in the amount of $2,407.44 were endorsed and released to the borrower on 07/XX/2017 and the non-monitored insurance claim was closed on 08/XX/2017. A previous claim was filed for wind damage that occurred on 01/XX/2017 as well. Claim funds in the amount of $6,506.06 were endorsed and released to the borrower on 04/XX/2017 and the non-monitored insurance claim was closed on 04/XX/2017.
1903660247 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Contact with borrower shows they requested to place a stop on payment scheduled for that day.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1476688933 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in a promise to pay $1,239.54 by 04/XX/2019 via web. Advised corporate fees and payment information.  Borrower updated contact information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  No details provided for this bankruptcy in the collection comments.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9192912973 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to discuss billing statement and scheduled a $1,928.43 payment for 05/XX/2019
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 01/XX/2015 and there is no evidence of reaffirmation.  Case was closed on
                                           01/XX/2015. Prior bankruptcy discharged in 2012.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7016397223 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  06/XX/2019: The customer called to schedule a payment for $849.23 dated for 06/XX/2019
                                           On 03/XX/2019 Authorized third party called to inquire about Refinancing with cash out.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2209593697 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in regarding general account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9686013895 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  01/XX/2019.  Borrower called in to inquire about sending extra funds for escrows and was advised the last
                    from mortgagor         payment was received on 01/XX/2019.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputed account not reported to the credit bureau during bankruptcy. Updated applicable fields to show current loan status as of 04/XX/2018
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2012.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 07/XX/2017 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
3631727406 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 02/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  inbound call from borrower to request payoff.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4322883237 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  06/XX/2018 inbound call, borrower called in to make payment $1239.25 6/XX/2018

                                           06/XX/19-The borrower called to make a payment, also get to account number to register on web.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4815518645 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8952189378 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The borrower called on 10/XX/2018 to request an inspection.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: The borrower called on 01/XX/2018 to initiate a claim for water damages caused on
                                           01/XX/2018. An inspection was received on 10/XX/2018 showing 94% of repairs were completed. The comments at that time also stated all funds were released and the claim was closed.
8906357096 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to get inquire on how to register to make free payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2017121064 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called in and was advised of the total amount due and the servicing transfer. The borrower made a payment of $83.49.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5235034559 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8294044077 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2017.  The co-borrower called regarding a letter received advising of the interest rate increase. The borrower inquired about options to keep the rate fixed at 2% but was informed there was no way since the modification was already completed. The borrower was also informed statements are not sent out because of the bankruptcy.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2011.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is dismissed.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9085027464 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017; no evidence of damages.
9267911783 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  The co-borrower stated receive final modification documents. The representative advised the
                    and documented         documents will be accepted with the signature and borrower death certificate. The co-borrower stated the borrower has passed away, all documents have borrower's name. The representative advise that the payment under modification in the amount of $1653.12, effective 1/XX//XX/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5523593954 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2017.  Borrower called to see if payment had posted. Borrower stated payment was late because was out on disability.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4375458152 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir
                    property; identified   exists to dispose of property; identified and documented.  The date of death is unknown.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5914474542 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2016.  The borrower called to make a payment for $2,436.15.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8393296516 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5745763067 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  05/XX/2019.  A third party called to discuss refinance..
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A written credit reporting dispute was received on
                                           03/XX/2019 and was denied for insufficient information/XX/27/XX/28/XX/22/XX/28/2016.
2475198958 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2019.  Third party not authorized called in to make a payment of $380.39.  Borrower is deceased and
                    and documented         Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1817372695 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Agent spoke with authorized third party regarding refunding payment borrower mistakenly made with late fees.  Agent advised credit should be back in bank account in 24 hours.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8086480308 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  On 03/XX/2019, the borrower called to verify account status and scheduled a payment over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2011.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2012 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3518523562 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  11/XX/18  Outbound to verify Borrower's mailing address, correct.  Processed payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2017.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 10/XX/2017.  3/XX/19 servicing comment re new bk filing are onboarding comments, not new bk filing, no filing/case data.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
9359519097 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
6561633704 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  Borrower made a payment in the amount of $385.92.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9226900174 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in to make a payment and was concerned about a late fee. The borrower was advised of no late for for 60 days due to transfer. A welcome call was completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2016.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 01/XX/2017 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3386354344 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower authorized 3rd party on the call and was given account status.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4122659646 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to find out about the new servicing company. Welcome call was completed with updating contact information, payment amount, billing options, and website registration.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5248135874 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  The borrower called in to confirm new payment amount due to decreased mortgage insurance payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6424249432 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2016.  Borrower called about statement and was advised of due date and that statement generated before payment post and that payment will be drafted via ach and cleared by the 15th as normal.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3922862500 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2011.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2014 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8249378988 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      02/XX/2019.  Borrower called to make a payment.
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  On 10/XX/2016 a claim was initiated for windstorm damages caused on 10/XX/2016. A denial letter for the claim was received on 04/XX/2017 from the insurance company, and the claim was closed on 04/XX/2017. There was no mention of any repairs being completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX. No damages were reported from the storm.
4262715345 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  11/XX/2018.  The borrower called in to find out why he is unable to access his online account. The agent
                    from mortgagor         assisted the borrower with the website.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A credit dispute was received and resolved the same day with a payment history.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2011.  The chapter is
                                           Chapter 11.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 03/XX/2016 and there is no evidence of reaffirmation.  Chapter 11 filed
                                           07/XX/2011, Re-opened 12/XX/2015 and terminated on 03/XX/2016.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA declared disaster area which occurred on
                                           09/XX/2017. No property damages were reported.
1146544233 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The borrower called to order the final repair inspection on his loss claim.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: On 12/XX/2016 a claim was initiated for hail damages caused on 11/XX/2016. The notes on 11/XX/2018 stated and inspection was received showing 96% of repairs were completed. The notes at that time also indicated all funds were disbursed and the claim was closed.
7685246263 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 06/XX/2012 and there is no evidence of reaffirmation.  The proof of claim was filed 01/XX/2012.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6592321894 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  On 3/XX/2019 borrower was advised auto draft status and transferred to new service provider.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2010.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8216788761 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in regarding their escrow increase and also discussed a loan modification.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9118009735 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2017.  Borrower states that she was trying to logon and she and got kicked out. She wanted to make a payment.  She was out of work for 4 days and now playing catch up. Borrower made a payment in the amount of
                                           $2071.39
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9195362119 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5180424252 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  On 12/XX/2018, the borrower called in to check on the modification.  The borrower was informed that the bankruptcy has been discharged on 11/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 11.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 11/XX/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7858486124 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The servicer contacted the borrower to complete the servicing transfer welcome call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9405458066 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 05/XX/2019.  Commentary states borrower called in to advise payment was made to previous servicer. Borrower provided proof of payment and a inquiry request was submitted. Borrower processed a payment on the account.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower called on 04/XX/2019 stating they made the March 2019 payment with the prior service, but it was never applied to the account. A review of the issue began. A request was made on 04/XX/2019 and
                                           05/XX/2019 asking the borrower to submit proof of the payment. The notes on 05/XX/2019 stated the documentation the borrower submitted was insufficient and to provide a full 30 days of bank statements. There was no evidence of the borrower sending in the documents or further disputing the issue.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1810357238 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower inquired on insurance payment and was advised that the payment was sent to the insurance company on 05/XX/2019. Borrower scheduled a payment for 06/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4766432194 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  The representative advised of the total amount due. Advised payment was returned on the 21st and payment was set up for May using historical banking information verified by the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9563055039 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  The borrower is no longer interested in modification, and discuss payment expectations.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4612955690 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  Borrower called to confirm payment was set up today.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1962820562 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  Borrower was returning call and was advised the call was to secure the payment for September.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7076323477 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2019.  The borrower called in to obtain loan information. The agent provided all information. The
                    and documented         borrower made a promise to pay $988.10 via bill pay by 04/XX/2019.  Borrower is deceased and
                                           Executor/XX/29/XX/16/2009 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
9835782696 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  An authorized third party called in and inquired why two payments were drafted. The party was advised on the auto pay that was set up. The third party denied sending in the application for auto pay and requested it be cancelled. The auto pay was cancelled.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8871364572 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Authorized 3rd party called in with questions regarding lender paid fees and also advised that she would call back in April to make payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
9867880061 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   05/XX/2019.  Borrowers spouse called in to make a payment in the amount of $965.15.  Borrower is deceased and
                    and documented         Executor/XX/10/2012.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
7510138542 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to inquire about payment/ACH and they were advised it has been submitted to the bank.  The servicer advised them of knowyouroptions.com.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6264833294 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  Borrower called to make payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7037384545 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called and stated was in a wreck and wanted to see if the property was covered. Borrower was advised to contact insurance company.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9285527857 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower scheduled 2 payments and had questions regarding late fee policy.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9041820118 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  Borrower called in regards to hazard insurance and requested to know how much is paid in insurance. Advised $1017.07 yearly. Borrower requested to know where to  go to refinance. Advised will need to go to another bank or Quicken Loans.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3331822030 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2017.  The borrower inquired about missing billing statements; agent advised no billing statements can be sent due to previously discharged bankruptcy.  The borrower stated bankruptcy did not involve the mortgage debt.  The borrower asked if servicer paid property taxes; agent confirmed they were.  The borrower requested verification of mortgage and payment history.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in an area impacted by a FEMA disaster (Hurricane XXX
                                           09/2017); no damage reported.
7966812146 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6112474530 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in to schedule a payment for 05/XX/2019
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8010826463 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  the customer was contacted to discuss the escrow account
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is not available in the information provided.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: on 10/XX/17 the customer reported damage remove tree on the fence, roof damage but no claim filed, the customer intend to fix it themselves.
9325670665 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9063749243 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower 2 stated that she no longer lives in the home and all communication will need to be directed towards borrower 1.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4907487231 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The customer called having issues with MG and western union speed pay, advised of other ways to make payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
5895361295 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  The borrower called for payment address and to see when a payment is late. The agent advised payment is late after the 10th.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6755344952 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower processed a payment in the amount of $1,494.65.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3367284735 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   10/XX/2018.  The unauthorized third party called in and discussed the paperwork needed to verify whom the
                    and documented         successor in interest is on the account and what the process was.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4611810950 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower scheduled payments for 5/XX/19 and 6/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
5428733274 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Authorized third party advised that they are trying to request the reaffirmation. Third party was advised that reaffirmation was ordered on 05/XX/2019 and advised the person of general time frame for the request completion.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2019.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9203105759 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  Borrower called to discuss auto pay. Will set up online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8479395254 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  Spoke with borrower, customer called in about a charge on his statement stated that he paid all fees. Advised customer that the fees he paid were late charges and that the remaining fees are from prop inspection, bpo and legal fees
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8516196283 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Auth3rdParty called in to advise that she would make partial payment on 6-20-19 and 7-13-19
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4374552724 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2019.  Borrower called in to inquire about the billing statement and where to send their payment. Rep
                    and documented         advised the 03/XX/19 statement would have come from the previous servicer and the 04/XX/19 will come from the new company. Rep advised they can send their March payment to the new company as long as they have the correct loan number and it will be processed. Rep completed the welcome call with the borrower updating all pertinent information and provided the new loan number.  Borrower is deceased and Executor/XX/16/2016.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
                                           ADDITIONAL INFORMATION: NA
3746111291 2        [2] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Active insurance claim PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    but unclear who holds  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    funds or covered by    06/XX/2019.  The borrower called because they had received an insurance claim check for hail damage. The
                    bid                    borrower was advised to send the check in and to call back once the damage was repaired.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           On 06/XX/2019 the borrower called to report a claim for hail damages caused on 05/XX/2019. The borrower stated
                                           they had a claim check and was advised to send it in for endorsement. The claim was classified as enhanced endorse and release. There was no evidence any repairs were completed.  Property repairs have not started.
                                           The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2493163120 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower requested to make a payment; agent advised due to multiple returned payments the borrower is not able to pay over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2629905442 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower spoke to the servicer and they will be making a payment around 4/XX/19.  They are waiting for their tax return.  The servicer advised them of knowyouroptions.com.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4611202949 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to confirm payment was drafted.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7519629218 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower inquired on loan information and about equity in the home.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3323035262 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9044375411 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  02/XX/2019 - Talked to authorized 3rd party - verified account information - processed payment in the amount of $2306.00
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6618884225 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  The borrower called to request a copy of the year end statement form 1098, he accidentally threw his away.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5262354193 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2017.  The borrower called requesting the tax form, borrower stated will call and make payment on
                                           4/XX/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4627032964 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
4043964578 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2017.  The borrower called to make 2 payment to bring the loan current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3177754263 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in to inquire about emails from contractors for partial release request. The borrower also scheduled payment by phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8469069361 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The customer called in to set up auto pay for the 17th ad was welcomed by the new servicer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6402440991 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Called borrower regarding recent natural disaster and borrower advised neither home or income was affected. On 6/XX/19 the borrower promised to pay $815.12 on 7/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comment dated 08/XX/2018 indicates that the subject property was located in a disaster area; no damage was detailed.
4891790242 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in to make a promise to pay in the amount of $631.93 for 4/XX/2019 and another promise to pay for 5/XX/2019 via bill pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6205354247 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called to request loss draft draw.  Agent submitted draw and gave overnight address as courtesy.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Commentary dated 10/XX/2018 reflects that the property was located in a FEMA natural disaster area due to Hurricane XXX on 10/XX/2018.
                                           A claim was filed for damage that occurred on 10/XX/2018.  Commentary on 5/XX/2019 stated non monitored claim please release all funds and claim was closed on 6/XX/2019.
3168519974 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in and requested a copy of the 1098 tax form be emailed to them. The borrower will make payment via bill pay on 06/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The borrower called on 05/XX/2019 to report a claim for hail damages caused on
                                           03/XX/2018. The claim was classified as non-monitored. The notes on 05/XX/2019 stated two checks totaling
                                           $3,212.07 were endorsed and release to the borrower. There was no further reference to a claim.
6288408120 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3016389691 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called to confirm tax payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6948072701 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in with questions on her payment amount.  Agent ran an analysis and advised she had been paying the old payment but was still due for July.  Borrower states she will pay the escrow shortage on the web by 6/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 04/XX/2019 and there is evidence of reaffirmation.  The reaffirmation was filed on 11/XX/2018.  No date provided for the discharge.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Commentary dated 09/XX/2017 reflects that the property was located in a FEMA natural disaster area due to Hurricane XXX.  No property damage was cited.
9686895398 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower inquiry in regards to the negative escrow balance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5997752055 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  Borrower called  into discuss the claim check. Borrower stated she received check, but needs to be endorsed. Rep advised borrower that she will need to be transferred over to claim department for further assistance. Rep advised borrower current  next payment due for June.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6580104704 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4605944899 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  Authorized 3rd party scheduled a payment by phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7880248180 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called as unable to log into account online.Payment was scheduled for 6/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
4127200569 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  outbound call to borrower to process payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6819182431 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2019.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6189948871 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower was advised that the voided check was pending but once it is received they will be able to set up ACH payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2348017946 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called inbound.  No other comments available.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9339883005 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1362780517 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to make payment arrangements.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3826372283 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  On 01/XX/2019, the borrower called to discuss a payment made online to make sure that it wasn't deducted twice.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8109886689 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  The borrower called in to see if they could extend their disaster forbearance and made a payment on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Disaster first mentioned 9/XX/17.  No damage.
6302984086 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  05/XX/2018.  The servicer called and spoke with the borrower to obtain payment and advised of the total amount
                    from mortgagor         due and that the last payment received was 04/XX/2018. The borrower stated ill send payment next week.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2017.  The dispute type is Written and the reason is 1099 dispute relating to insurance claim.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A 1099 dispute relating to a specific individual. The servicer responded to dispute indicating a draw check in amount of $672.47 was sent to individual listed on 1099 dispute as payee.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9705519656 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower made a payment for April  and requested to discuss optional insurance products.
                                           06/XX/2019 Borrower called in made a payment.  06/XX/2019 Borrower called in and asked about insurance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6318437685 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Borrower called in to make a payment on the account and advised the reason for default was due to business failure.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1709316825 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The customer called in to make a payment and was provided payment options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
4495295862 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6220118832 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower made a payment promise for 06/20 and stated the reason for delay was due to paying child's dental bill.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4755307593 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Mortgagor Deceased 03/XX/2019.  The borrower called and went over the welcome call with the servicer.  Borrower is deceased and
                    - Executor/Heir exists Executor/XX/29/XX/02/2015 and there is evidence of reaffirmation.
                    to dispose of          LITIGATION: There is no evidence of litigation on the file.
                    property; identified   TITLE ISSUES: There is no evidence of title issues.
                    and documented         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7249787516 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower wanted to know if the escrow shortage payment had been received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5244717403 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  A welcome call was completed. The borrower wanted to confirm her ACH transferred from the prior servicer. The borrower was advised that it has not posted. The borrower stated that they would call back.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3094731275 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6548994728 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Non-Authorized 3rd party called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7805425908 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The servicer completed the welcome call and advised of the billing, payment options, website information and disclosures. On 6/XX/19 the borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6840642087 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2019.  Authorized third party called in about assuming loan, advised that the income provided does not
                    and documented         match up,  and is not income that can be used.  income from rental agreements cannot be used.  Told third party what documents are required.  Third party  called again and stated has been trying to assume the loan for the last 3-4 years, spouse past away and child and third party is trying to assume the loan.  Advised need all 3 to complete modification package.  Estate was opened up and all three are executors.  Borrower called to see if documents have been received.  Advised yes and  are waiting for review.  Trial modification offer was sent out to third party.  Borrower called in to report damages from hurricane and will be putting in a claim.
                                           There is interior and exterior damages.  Repairs are 100% completed.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2899043960 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Spoke with borrower, borrower called in requesting insurance payment advise was sent on 5/XX/19
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area (Hurricane XXX) as noted on
                                           09/XX/2017. There is no evidence of damage to the property.
7157108074 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borr emailed Mr. Cooper to request his payment date be changed to the 13th of the month.  An automated reply was found that did not specifically address the question.  Nothing further.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7986411872 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  Borr called to make 2 pmts iao $359.61 for 04/XX/18 and 5/XX/18.  Also provided assistance with the web site.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4013606415 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
7185716067 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  Borrower called about the private mortgage insurance (PMI) cancellation process.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2213827145 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4876845058 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called to make March payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6356621980 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2017.  The borrower called in to discuss the next steps in their loan modification review.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4377681971 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  The borrower called to make a payment and stated reason for default as a curtailment of income.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2369744840 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Per commentary dated for 04/XX/2019,borrower called in to verify escrow is being paid
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and
                                           noted on 09/XX/2017.   No damage was reported.
5272882002 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Verbal Dispute -   05/XX/2019.  The Borrower called to see why insurance still has not been paid- borrower paid escrow shortage
                    Servicer responded and prior to servicing transfer and payment has not updated.
                    appears issue is       EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2019.  The dispute type is Verbal and the reason
                    closed                 is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower said paid escrow shortage in full on 03/XX/2019 yet payment continues to reflect the increased payment amount to pay the escrow shortage.  The borrower followed up on 05/XX/2019 stating the payment was still reflecting the escrow and was advised the request was submitted for a new escrow analysis and as soon as it was done would be sent out to the borrower.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8648118306 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in to inquire about last payment and was advised was returned as an nsf. Borrower scheduled a payment over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8635717301 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called for assistance with setting up online payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8084120062 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called to inquire about the escrow account, wanted to know if the funds had posted and the balance in the account.
                                           05/XX/2019 - borrower called to update name change
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1309672721 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      07/XX/2018.  Borrower called regarding ACH funds not being withdrawn for the payment.
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower reported property damage on 09/XX/2017 due to Hurricane XXX. The roof was severely damaged and windows were broken.  There was flood damage to the house and appliances and furniture.  The borrower does not have flood insurance and has not filed a claim.  The status of repairs was not provided.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
3424443905 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2017.  Borrower has been rolling late since Nov 2016 due to car accident which caused additional expenses.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1538646325 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 05/XX/2019.  The borrower called to confirm the February payment was scheduled and to set up three payments.
                                           They were only able to set up one payment. 04/XX/2019 Borrower called in to make a payment and set up auto pay, 05/XX/2019 Borrower called in-no notes on conversation or purpose. 05/XX/2019 Borrower called in and promised to pay by 06/XX/2019.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2019.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The dispute details were not provided.  The dispute has been resolved.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
3475071852 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2016.  Borrower called regarding the payment.  Agent advised of the total amount due. Borrower stated
                                           will make the regular monthly installment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1058133186 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2010.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 05/XX/2012.  A motion for relief was filed 12/XX/2011.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1587150327 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower stated that a processing fee was charged to the account when the borrower was advised prior that there was not going to be one from the prior servicer. Borrower was advised that there are different service terms for handling and processing of payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Hazard claim was closed on 11/XX/2017.
8176257658 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower was advised of the total amount due and promised to make the payment online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A claim was filed for fire damage that occurred on 05/XX/2015.  The claim was noted as closed on 03/XX/2017 with all funds released and a 100% inspection received on 03/XX/2017.
7715308015 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called to advise had death in family and unemployed. Borrower called to check on modification status. Borrower stated faxed over documents but still showing a sale date.  Reviewed and advised borrower documents received and not seeing a sale date.  Spoke to borrower  and advised of trial payments for modification .  Borrower called in to advise crushed leg at work, is  on workman's comp and not living in the property at this time due to needing assistance.  Borrower wants to see about assistance since will be out of work 2-6 months.  Borrower got tenant for property.  Borrower applied for 2nd modification, and has been completed.  Borrower stated may set up auto draft for payments.  Borrower stated may be changing insurance company in the future.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
4372049669 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  4/XX/2019-Notes indicate the borrower called to schedule 3 Promise to Pay payments for 1118.17 each effective 4/XX/2019, 8/XX/2019 and 6/XX/2019. The agent advised ot the payment confirmation numbers.

                                           On 01/XX/2019 the borrwoer called in to make a payment of $1102.16 on 1/XX/2019 .
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3813419180 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2016.  Comments from 8/XX/16 indicate borrower called in to make speedpay payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7352533830 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2755332909 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The borrower  was called to verify they were not affect by the disaster.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Notes dated 11/XX/2018 make reference to a natural disaster in the area of the subject property. No damage was indicated.
5268883648 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to have servicer website password reset.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1930899210 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  Borrower was contacted regarding the payment and was advised of the recent escrow analysis and
                                           the new payment amount.   Agent advised the loan is Harp eligible; borrower was interested. Borrower scheduled a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6233396580 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      08/XX/2018.  The borrower called in to confirm a payment of $8534.38 was received and the servicer verified indication covered by  that the payment was received on 08/XX/12/XX/23/XX/01/XX/17/XX/18/XX/24/XX/12/XX/13/XX/13/2017.
                    insurance

                    [1]
                    Damaged/Occupied/FEMA
                    Zone - Active
                    insurance claim and
                    funds held by servicer
                    with indication of
                    related contractor bid
                    sufficient to cover
                    repairs
7030781330 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   02/XX/2019.  Borrower called in to review 1098, interest paid and principal balance information.  Borrower is
                    and documented         deceased and Executor/XX/02/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2973473523 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2019.  the customer was contacted via text with lot of vulgarity  Borrower is deceased and Executor/Heir
                    and documented         exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1013924264 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  The borrower advised that the payment was mailed out.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1255119453 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower updated email and requested 1098.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A non-monitored claim was filed on 10/XX/2017 for hail damage sustained on 07/XX/2017.
                                           The claim was closed on 10/XX/2017 as all recovery funds totaling $3,948.22 were released.
9132519889 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2017.  Borrower called and inquired about payment due, ACH, escrow and interest rate
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3385169907 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      05/XX/2019.  Borrower called in to make payment
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  The borrower stated on 10/XX/2018 they needed to repair their roof in order for the property to be insured. There was no evidence a claim was filed or the repairs were completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA Disaster Area due to Hurricane XXX as noted on
                                           09/XX/2017. No damages were reported. Prior comments dated 06/XX/2016 indicated the property was previously located in a FEMA disaster zone. No damages were reported.
1985134877 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower inquired on flood insurance and was transferred to the insurance department.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8025659404 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called to inform that payment could not be made within the grace period . Will set up payment for last day of the month, processed speed pay of $3004.76
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4082146127 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The servicer explained credit reporting to the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6389068206 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2009.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2009 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2690121934 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2104296718 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  The borrower called regarding the escrow and PMI cancellation, the servicer advised the recent escrow  and April payment total $984.46 the servicer confirmed the borrower is on an active Forbearance plan that started 12/XX/2018 monthly payment $983.44, the borrower will make the next payment on 03/XX/2018 through bill pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5148732792 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. XXX Wildfires (DR-XX)
                                           declared on 11/XX/2018. No damages reported.
1288181405 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: Property was impacted by hurricane XXX as noted on 09/XX/2017. No damage was noted.
9299520415 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   01/XX/2019.  The borrower called in and scheduled a payment to bring the loan current and stated that because
                    and documented         they were a teacher and had other obligations was there reason for default.  Borrower is deceased and
                                           Executor/XX/05/2016.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5836979462 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Comments from 3/XX/19 indicate servicer completed welcome call. Borrower scheduled payment for
                                           3/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4917746739 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in regarding loan transfer information and scheduled a payment for
                                           03/XX/19/XX/07/2013.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1433640979 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      04/XX/2019.  Borrower contacted for a welcome call borrower also promised to pay $153.37 by 6/XX/2019 via indication covered by  mail.
                    insurance              EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower called on 09/XX/2017 stating the front of the house was destroyed due to Hurricane XXX. The borrower advised they filed a claim. However, there was no evidence in the comments of a claim ever being filed. There was no mention of any completed repairs.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX.
2110654282 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8719889395 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to confirm payment and regarding a letter they received. The borrower was advised to disregard the letter. A welcome call was completed and the borrower stated they would make the next payment by 7/XX/2019 via bill pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2554772678 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called to find out if was accessed a late fee for 2/XX/1.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8156494954 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
6943252528 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called because when he purchased home he wasnt a citizen but now that he has gained citizenship, he wants mortgage to report to his ssn.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2932509537 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  Borrower cited marital difficulties as RFD.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1576071744 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Spoke with borrower, customer called in to inquire how to remove his ex-wife's name from loan, told him he would have to refi with another company
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5312465673 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Damaged Interior - 06/XX/2019.  Borrower called in to make a payment.
                    Active insurance claim EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    and funds held by      REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the
                    servicer with          reason for default with the information provided.
                    indication of related  FORECLOSURE: No evidence of current foreclosure activity.
                    contractor bid         BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The
                    sufficient to cover    chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy
                    repairs                status is closed.  The bankruptcy was dismissed on 07/XX/2017.  The proof of claim was filed 03/XX/2017.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is flood.  A claim was filed for flood damage that occurred on 10/XX/2018.  Claim funds in the amount of $13512.38 were received on
                                           11/XX/2018.  The claim was approved for self repair on 12/XX/2018 and funds were released to the borrower on
                                           12/XX/2018.  The borrower noted on 02/XX/2019 that there was no call for the inspection and then it snowed.
                                           There are tarps on the roof and nothing can be done until March.  The claim is pending the final inspection.
                                           The damage repair amount is estimated at $14,351.61.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9674132886 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in and promised to make a payment for May. Rep provided the total amount due.
                                           Borrower scheduled a payment on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9956652784 2        [2]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Active          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    insurance claim but    04/XX/2019.  The borrower spoke with an agent and wanted to inquire about the original loan cost. The call was
                    unclear who holds      disconnected before they could respond.
                    funds or covered by    EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    bid                    REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           A claim was filed for hurricane damage that occurred on 08/XX/2016.  Claim funds in the amount of $17015.18 were received. The check for $7015.18 was endorse and released on 11/XX/2016 and the remaining funds were released on 02/XX/2017.  Self repairs were approved and the claim was partial monitored pending the 90%
                                           inspection.  Multiple attempts were made to contact the borrower for the inspection with no response  The claim was closed on 01/XX/2018 due to aging with no confirmation repairs were completed.  The damage repair amount is estimated at $17,015.18.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA as noted on 11/XX/2016.
3392387390 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    requested within the   PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Authorized third party called to get payoff .
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9336948494 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
7701395176 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called on 3/XX/19 to make a $2292.29 payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXX Wildfires noted on
                                           11/XX/2018.  No damage was reported.
3686390465 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Authorized 3rd party called to cancel ach scheduled for the 15th.  3rd party stated will try to have funds available.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
5582135408 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  Borrower called to re-set online password.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017, no evidence of damages.
1558486371 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    requested within the   PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower requested estimate on payoff but wanted to pay less. Borrower was advised that there was no way to pay less for payoff and the borrower hung up.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2810108318 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called to inquire about payment increase.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5598246812 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  On 04/XX/2019, the borrower received the welcome call information, scheduled a payment, and reported that the reason for default had been a payment adjustment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Disaster first mentioned 9/XX/17.  No damage noted.
9115644399 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  Commentary states borrower called in to setup a payment on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5151629925 3        [3] Title Issue -:     LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Senior Liens           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to make a payment.  Borrower requested the following documents: previous modification (2001-2002) agreement and a forgiveness plan, year end statement 1098 form.  Requested documents sent to the borrower via fax.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is evidence of title issues with the property.  Prior unreleased deed of trust dated
                                           12/XX/2003 and recorded on 12/XX/2003 in the amount of $40,000.00.  The senior deed of trust is in favor of the condo association and advised can be paid off at foreclosure but will not release the lien until the loan is paid off.  The title issue was noted to be cleared through foreclosure action or quiet title. The foreclosure was closed due to completed modification. There was no evidence that the title isue was resolved.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9463008541 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in and agent performed welcome call. Borrowers reason for calling in was to see about making a payment. Agent provided borrower with new loan number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9093129536 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to add sister as authorized party to the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7872506381 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2017.  Borrower called in to make a payment arrangement with agent and asked if there was a fee. Agent advised yes, there is a $10 fee over the phone with agent to make payment. Agent also advised total amount due and payment expectations.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1453776428 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to make payment to request removal of late fee
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The comments on 11/XX/2018 stated the property was located in a FEMA disaster zone for
                                           XXX Wildfire; borrower advised that property did not sustain any damage.
4829474817 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   08/XX/2018.  Borrower called in to ask to waive a payment due to an unexpected expense and was advised it was
                    and documented         not possible. Borrower stated they were making the payment outside the grace period.  Borrower is deceased and
                                           Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7739894690 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Borrower called to go over November billing statement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5944171279 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  Borr called asking about an additional $15.00 on his billing statement.  Was told it was a property preservation fee.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8681712411 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2017.  The borrower states that he modified his loan and cannot access the online account. He also lets the agent know that he was being represented by an attorney, but he is no longer being represented at this time.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4421253913 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to bring the account current
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7782640703 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower called and stated that had mailed money orders to the NJ address on 1/14 and disconnected the call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7458857573 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   02/XX/2019.  On 12/XX/2018 the servicer called the borrower to go over the terms and conditions of
                    and documented         modification agreement  and credit.  The committed to have sign modification return by 12/XX/2018. Once received the loan will be updated and modified in the system and did not need to make another payment since it was already sent in. On 2/XX/2018 the borrower called in requesting a statement from 2018. (not cut off) and the servicer discussed the 3 late fees that assessed, grace period due date, expectations and consequences.
                                           Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4197791917 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2017.  Borrower called about statement online and was advised payment posted and limited access online due to discharge bankruptcy.  Borrower was mailed updated statement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1384290965 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called about payment information advised there would be a fee to make payment over phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4591486232 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  The borrower called stating received information of July payment is $3252.73 and wanted to know why it's doubled. The representative advised the bill that was sent out it shows June/XX/2nd priority mail.
                                           The borrower stated normally mailed the payment in and wanted to know about change in payment. The representative advised recent escrow analysis done on 5/9 with payment amount of $1690.27 effective 7-18 and also advised per escrow detail statements shows the taxes and insurance went up, advised if find cheaper insurance could lower payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8695916576 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7719289004 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  On 7/XX/18 spoke with borrower and verified owner occupancy.  Customer called in regards to payment.  Having difficulty making payment online.  Advise customer could not use a card, the payment had to be made with the bank account.  Advised customer could make a one time payment via website.  Processed payment for $834.91 and set up May and June installment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4027254891 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The last contact with the borrower was on 03/XX/2019. The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6316048931 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower made a promise to pay $776.68 by 6/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2012.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is dismissed.  The proof of claim was filed 02/XX/2013.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
9268754476 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The customer called in as received a billing statement and wanted to get clarification.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9439822038 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6465434591 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to make a payment.  The borrower declined the Welcome Call information as they were calling from work.  A payment was scheduled.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1753169804 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5033834414 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in and made the April payment in amount of $300.19 and was provided with the confirmation number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3034797055 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower call in about pay history, emailed history to the borrower, advise of email for research to get the rest of the pay history.  The borrower stated that the previous servicer gave her all the amounts and the principle is incorrect.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is poor.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7351460791 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  06/XX/2019.  The borrower called a promise to pay $1,462.95 on 06/XX/2019 and 07/XX/2019, for June and July's
                    from mortgagor         payment.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2017.  The dispute type is Written and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower is disputing credit reporting claiming account is not his /XX/ last name, social security number and date of birth matches and account is accurate as reported.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2010.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The proof of claim was filed 09/XX/2011.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3945178045 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   05/XX/2018.  The servicer called and spoke with the borrower who stated that daughter takes care of this but
                    and documented         is out of tow dealing with a funeral and has not had time to make the payment.  Borrower is deceased and
                                           Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3659681293 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  On 4/XX/2019, the borrower called in to make sure they were on autopay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
5430692607 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The borrower was contacted to see if affected by the wild fires. The borrower advised no.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA disaster area on 11/XX/2018 due to the XXX wildfires (DR-XX). No damage reported.
6317129550 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      05/XX/2019.  Borrower called in about insurance call was transferred.
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower advised on 12/XX/20178 the property was subjected to flood damages due to Hurricane XXX. The borrower stated they were in the process of making repairs. The details of the damage and status of repairs were not provided. There is no evidence of a claim being filed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 08/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX.
5180274619 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Contact with borrower and parents regarding transfer of title. The borrower called asking if it was possible to transfer title to an LLC
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2094660412 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2017.  The servicer advised the borrower of the total amount due, grace period, due date, expectations, consequences and the next steps. The servicer verified banking information and processed payment over the phone. The servicer offered the self-service options on the company's website.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9072142329 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5607699514 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  On 3/XX/2019 spoke to the borrower who made a payment for $835.03 effective 3/XX/2019. Advised the borrower of the Know Your Options website. The borrower was transferred to customer service in regards to the insurance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2356488623 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 06/XX/2019.  The borrower called in and made a promise to pay.  The borrower requested web-site access.  The servicer advised the borrower how to register and provided general account information.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2018.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower wanted to dispute the 7 inspections for $15.00 each. The agent advised to send the request in writing.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was in a FEMA disaster area on 9/XX/2017 due to Hurricane XXX. No damage reported.
4539411837 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Borrower inquiry in regards to the application of payments made.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2551470806 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Comments show contact with borrower regarding loan status and payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2014.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 04/XX/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 07/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4487293301 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called and requested a copy of the signed modification document.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2011.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2011 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9052817483 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Borrower called in to unlock online account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017; no evidence of damages.
4968548465 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5041858246 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [2] Damaged Exterior - 03/XX/2019.  The borrower called in to check status of claim funds in the amount of $9,100.91. The servicer
                    Active insurance claim advised the funds were released on 03/XX/2019.
                    but unclear who holds  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    funds or covered by    REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    bid                    FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2014.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower called on 11/XX/2018 to initiate a claim for hail damages caused on 10/XX/2018. A check for
                                           $22,678.72 was received on 11/XX/2018. A second check was received on 12/XX/2018 in the amount of $7,430.36.
                                           On 01/XX/2019 a contractor's estimate was received listing the cost to repair as $49,467.08. All funds were released to the borrower on 01/XX/2019. Two more claim checks for $2,400.11 and $6,700 were received on
                                           01/XX/2019 and 02/XX/2019. After the service transfer, the notes on 03/XX/2019 stated the claim was classified as enhanced endorse and release. The remaining funds were issued to the borrower on 03/XX/2019. There was no mention of the necessary inspection being completed.  The damage repair amount is estimated at $49,467.08.
                                           Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4909778609 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  The borrower called to set up speedpay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2074727299 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Authorized third party called to make a payment .
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 10/XX/2014 and there is no evidence of reaffirmation.  The proof of claim was filed 02/XX/2012.  A motion for relief was filed 08/XX/2012.  Prior chapter 13 bankruptcy
                                           (09-17056) was mentioned; limited details provided.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A claim was filed for water damage that occurred on 08/XX/2018.  The claim was noted
                                           as closed on 02/XX/2019 with all funds released and a 100% inspection received on 02/XX/2019.
1932645090 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8359275229 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  Borrower called in to inquired about total payment amount for 01/XX/19. Rep informed borrower the total payment amount is $1,785.83. Borrower stated they would sent it in via overnight mail.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2580928391 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in to obtain general account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 04/XX/2016 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5740473862 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Inbound call from borrower to obtain payment address to send in payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9160170079 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower call in reference to reporting a new claim for hurricane 9/XX/17, provided tracking number  mailing address and process .
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments on 9/XX/2017 indicated the property was located in a disaster area due to
                                           Hurricane XXX. No damages were noted.
8357138485 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower scheduled a payment for $1,066.28 effective for today.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9620093738 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to request the 1098 Statement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The comments on 11/XX/2018 indicated the property was located in a FEMA disaster zone for XXX Wildfires. No damages were reported. Prior comments on 03/XX/2018 referenced the property was previously located in a FEMA disaster zone. No damages were reported.
8601035698 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  Spoke to borrower about delinquent payments.  Borrower stated is going to school and income has decreased while in school. But should be over with in 4 weeks.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8696825608 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower made promise to pay after demographics verified.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5435604854 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  04/XX/2019  BOrr called to get the loan number.  This was provided.

                                           The borrower authorized a payment in the amount of $1657.90.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4678170775 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2019.  The Borrower called to make a payment of $1604.37  Borrower is deceased and Executor/Heir exists
                    and documented         to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2150951794 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    requested within the   PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in to schedule a $1,647.22 payment for 04/XX/2019. Welcome call was completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Noted on 05/XX/2019 a payoff statement was generated.
4650213248 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Borrower called to inquiry about how to cancel the (PMI) private mortgage insurance.  Agent explained the cancellation process and submitted the request to research the loan for PMI cancellation.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5518519260 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      03/XX/2019.  Borrower called with questions regarding autopay and added auth third party to account indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           Comment on 09/XX/2017 reflects that the roof and air conditioner were damaged. The borrower stated they did not file a claim, but the property was livable. The borrower later advised on 04/XX/2018 they did file a claim. However, there was no evidence of any claim documentation being provided, nor was there mention of any completed repairs.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX.
9742425477 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  Notes indicate the borrower called to schedule a SpeedPay payment for loan account in the amount of $66.38 for the shortage of the payment due to an escrow shortage effective 1/XX/2018. Agent advised the borrower of their payment confirmation number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7877950319 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Spoke to the borrower who stated they will make a payment online. The borrower stated the reason for default was due to less income.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2018.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 07/XX/2018.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4920027595 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The borrower called wanting to authorize her insurance company, the call was transferred to the insurance department.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7413957228 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower request for a payoff quote and was counseled on the know your options site.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  No discharged date provided. Previous chapter 7 bankruptcy filed 7/XX/2011(11-31472) was discharged 10/XX/2011.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4145597614 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in to schedule a promise to pay and to cancel a payment previously set up
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6320180345 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  On 6/XX/18 spoke with borrower and secured a payment for June.  Advised of the self service option and advised of the confirmation number and where the confirmation letter will go to the home address.
                                           Put new account info on file.  Borrower declined future payment.  Paid $1505.84.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9001071912 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Authorized third party called in to inquire if payment was received, and was advised the account showed May payment paid but still due for June.  Borrower made a payment promise for 07/15.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
3019565150 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The authorized third party called back to check on December's payment and advised payment received on 12/XX/18. The authorized third party stated the bank cannot see the payment in their system. The representative advised the their party to call back on Monday as our system shows December payment received.
                                           The authorized third party stated had the same problem last month. The representative advised the third party of self service.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8699223196 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2667104944 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called about insurance payments made on their account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4954013287 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The authorized third party verified their information and made a payment of $2,240.45.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6227764223 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
7888792591 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The last contact was made on 4/XX/2019, in which the borrower scheduled a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9566917325 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6553092529 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower called about the payment of $20,000 to be applied to the principal balance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area (Hurricane XXX) as noted on
                                           09/XX/2017. There is no evidence of damage to the property.
4489033189 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  The last contact with the borrower was on 08/XX/03/2017. The borrower inquired about the escrow payment and shortage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3651622200 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in wanting to know their due date and grace period. Information provided.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9496885305 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in to confirm their auto pay status.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4275973366 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  THE BORROWER CALLED TO GET TOTAL AMOUNT DUE.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8717319268 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  Loan has been evaluated. advised borrower needs to sign documents as well with 2 notary public's called to get better understanding of reamortization.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3434209501 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2945666183 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   08/XX/2018.  Authorized third party (daughter) called in wanting information about an August payment ; they
                    and documented         had an NSF. Was advised they cant take the payment over the phone but will go online,  Borrower is deceased and Executor/XX/28/2019.
9885925520 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower stated that they had quit their job, but has started new employment and was waiting on a pay check.  The borrower made a payment arrangement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Hurricane comments noted on 9/XX/2017, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.
6830122445 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The servicer made a collection call and advised the borrower of the total amount due.  The borrower stated was at work and will call back on 10/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3871671402 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Per commentary dated for 06/XX/2019, borrower called in to make payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9566722914 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  The borrower made a speed payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
8876339612 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The servicer completed the welcome call and advised the borrower that the account is current.
                                           The borrower scheduled a payment over the phone of $453.18.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2012.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2013 and there is evidence of reaffirmation.  A motion for relief was filed
                                           12/XX/2012.  The bankruptcy case number XX-XXXXXX
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1910843374 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower wanted to review the payment due.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9562328326 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2017.  The last contact with the borrower was on 07/XX/2017 to discuss a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2504040300 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2011.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2013 and there is no evidence of reaffirmation.  The proof of claim was filed 03/XX/2011.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3534842447 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   04/XX/2019.  Borrower and auth 3rd party called in to discuss account status  Borrower is deceased and
                    and documented         Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1985380703 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  Borrower called in about the escrow shortage. Advised borrower the escrow shortage is included in the payment amount.  Advised can do another escrow analysis and borrower stated that was not necessary.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2128164457 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  On 12/XX/2018, the borrower called to make a XXX payment and to promise to bring the loan current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX, noted
                                           on 10/XX/2018.
3853689853 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to review monthly payments and the $202.49 in late fees.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2783527284 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to get general account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2941073725 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3835378449 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called about payment information. Agent submitted correction request for funds to be applied to the principle.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2012.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The proof of claim was filed 01/XX/2013.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. XXX Hurricane XXX
                                           (DR-XXX) declared on 09/XX/2018. No damages noted.
7447551324 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called regarding the escrow shortage. Will leave shortage spread.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4872629298 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borr called to promise to make a payment iao 916.03 by 6/XX/2019

                                           Borrower called, had scheduled a payment but entered the wrong date, entered 11/XX/2017 instead of 8/XX/2017.
                                           Advised of amount due. Borrower informed missed payment due to adult child moving in, but they will be helping with expenses.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3047132128 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  The borrower called in to update banking information and agent advised can be updated online. The borrower advised that the online account is locked. The borrower was advised on how to unlock the account and how to update banking information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7945502094 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  Borrower called in to schedule May's installment. Paid May and declined future payments. Advised of self service options at seterus.com and advised confirmation will be emailed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1864044423 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5719227188 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  The borrower office manager called to request payment reversal and was advised that details of account can only be discussed with someone authorized on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5071601724 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower called in regarding a temporary hardship and was advised on a repayment plan. The borrower stated they would call back to set up a plan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8131303967 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   05/XX/2019.  Borrower called about escrow deposit. Payment scheduled in the amount of $558.73 for 06/XX/2019
                    and documented         Borrower is deceased and Executor/XX/12/2017 Property is located in a natural disaster area due to hurricane
                                           XXX. Claim was filed for damages and has been closed all funds disbursed and 95% - 100% inspection received.
3226572779 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Borrower promise to pay $275.00 drafting on 8/XX/2018, $2,553.40 drafting on 09/XX/2018 and
                                           $2,553.40 drafting on 10/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2000250357 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower confirmed automated draft dates and was advised that payments are to set-up for the 10th of each month.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4282768164 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower needs to change the date of the payment.
                                           06/XX/2019 - borrower called to request removal of PMI
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8168632309 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  06/XX/2019.  Talked to borrower he notified us about his disability borrower states he has been disabled since
                    from mortgagor         April and will be back to work starting next month. Borrower has applied for New Jersey disability assistance to help out with his payments.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputed credit reporting. Servicer updated payment history and issue appears to be resolved.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2014.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2015 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4592499174 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Outbound call was placed to discuss loss draft payment and receipt of docs from insurance company
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6169647110 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called and went over general account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1670467488 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in to complain about servicer website not able to login after password reset, stating not recognizing security  answer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8696402214 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called to schedule payment for 07/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3952129076 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  02/XX/2018.  The borrower called in and reviewed financial information with the agent; they advised the
                    from mortgagor         borrower that a forbearance would be their best option.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Comments indicated there was a credit report dispute, however; there was no evidence to indicate the issue was still outstanding as of the end of the review period.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6602080061 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower called on 01/XX/2019 to discuss a prior payment application. The borrower advised the additional funds in 09/2018 was suppose to go to principal. At the borrower's request the servicer submitted a ticket to revers the $500 January payment and apply to the principal balance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
9135008938 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The last contact was made on 6/XX/2019, in which the borrower scheduled a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 10/XX/2017 Property is located in a disaster area due to hurricane. No damages noted.
1817630386 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  The borrower wants a welcome package so they can register online and the borrower advised that they weren't getting their statements. The agent advised the borrower to get a reaffirmation.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1237239102 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 06/XX/2019.  The authorized third party called in for general account information and billing statements and to have funds reapplied from principal to the payment.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower stated they had made additional payments so the account should be 2 months paid ahead.
                                           Advised additional payment went to principal, submitted a request to have over payments applied for June payment
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and
                                           noted on 09/XX/2017.   No damage was reported.
8986699368 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Customer inquired about shortage amount and stating they never had a shortage before. They confirmed shortages were spread out over 48 months with the prior servicer. Confirmed there is no interest associated with the escrow spread.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8657902426 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in and made a payment. 04/XX/2019 borrower called in and made a payment, made a promise to make a payment on 04/30, borrower has been off of work and not receiving her full income.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7736336308 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Spoke with borrower, advised borrower of tad of $743.90 called in regard to May's installment.
                                           Asked if property was damaged by natural disaster and borrower stated she did not know
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9697514648 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in and made a promise to pay. The borrower's demographics  have been verified.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8872942248 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to get total amount due.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: This property is located in a FEMA disaster area per commentary dated 1/XX/19. No damages were reported.
1218933385 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Notes indicate the borrower called to schedule a SpeedPay payment for the February payment.
                                           06/XX/2019 - talked to borrower for payment information
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9427095604 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
4071316848 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The customer called in to set up a payment, was advised on the total due, expectations, along with consequences.
                                           05/XX/2019 - borrower called with a promise to pay
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8426980517 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower stated does not have a loan with XXX.  Agent advised borrower is still listed on the loan and has not been removed.  Agent advised of loan balance and the origination date.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9101775332 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  On 03/XX/2019 Borrower called to update mailing address and to inquire accurate payment amount.
                                           Borrower also made a payment. Borrower was provided with know your options for available assistance.
                                           04/XX/2019 - talked to borrower - updated account information
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
5309699364 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  In bound third party called. Authenticated . Unverified deceased Borrower indicated  Borrower is
                    and documented         deceased and Executor/XX/22/2013.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8903220790 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Per commentary dated for 06/XX/2019, Borrower called in to inquire about account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2013.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 08/XX/2013 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A claim was filed for windstorm damage that occurred on 12/XX/2016.  Claim funds in the amount of $5536.55 were released to the borrower on 08/XX/2017 and the claim was closed on 08/XX/2017 due to being less than $10000.
8325210643 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called and scheduled a payment by phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7952694380 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  On 11/XX/2018 the borrower called ot do a promise to pay of 574.64- was advised they owe the payment for Sept 2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2085992727 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2019.  Borrower called to discuss account status and service transfer.  Borrower is deceased and
                    and documented         Executor/XX/05/2013.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9115152694 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The servicer spoke with the borrower and completed the servicing transfer welcome call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2950614615 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called wanting to know about a corp advance, also wanted to speak with someone about a refinance. Borrower Promised to pay $1221.20 by 4/XX/19 via web.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5902328001 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower promised to make payment by 03/XX/2018 via Online.  On 05/XX/2019 the borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8159202760 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  On 2/XX/19 the borrower called and stated that she received a letter dated 2/XX/19 about her loan being transferred eff 3/XX/19 and she should have received the letter earlier.  She stated she tried to pull her loan up on the Mr. Cooper website and was unable to do so.  The borrower was told that she had to wait for the loan to be transferred to the new servicer and she would be sent her welcome packet in March.  Borrower stated she wanted to make her payment on the 1st  Borrower was advised that she could call the new servicer on the 1st.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7427909823 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  Associate made contact with borrower who wanting to schedule payments for 05/XX/2018 and
                                           06/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
9917870425 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Called borrower to advise payment is going up due to escrow shortage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1893153448 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  11/XX/2018 - Borrower called to confirm receipt / posting of payments
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2128284827 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower inquired about hazard insurance and whether a lender placed policy had been obtained.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5374199082 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called and states that they are receiving funds from the hardest hit program and the loan should show current but received a letter that they owe for February. A double payment should have been received in December from the hardest hit program. this double payment was received but the bank returned the funds.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3879530195 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in about the ACH if it pulls out on a Saturday or Sunday if would be late.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1382806259 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called regarding the payment that was not posted correctly.  Servicer placed the request to reverse the transaction and reapply the funds as a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8318978675 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in for payment information and general information on account with regards to recent loan transfer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9724396491 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Talked to customer went over general information on account and completed the welcome call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2011.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 02/XX/2016 and there is no evidence of reaffirmation.  The proof of claim was filed 05/XX/2013.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1913074750 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The last contact with the borrower was on 03/XX/2019 for general account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6366582255 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Authorized third party inquired on escrow information and escrow analysis was requested and advised that they will make the June payment in the amount of $1,601.41.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1792076132 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  On 05/XX/2019 the borrower called to verify that homeowner's insurance premium was paid.
                                           Servicer advised borrower that the payment was made and advised it could take up to 3 business days for the carrier to receive payment
                                           On 03/XX/2019 Borrower called for an update on the account. Borrower made a payment. Borrower was advised of late charge amount when payment is made after the grace period. Borrower was provided with know your options for available assistance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1558451151 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2919665583 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower has been receiving foreclosure documents from other companies; they were told to ignore them unless they came from the current servicer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7665562413 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9051646119 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      04/XX/2019.  Borrower called in for account number and scheduled payment indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower reported property damage on 10/XX/2017 due to Hurricane XXX.  The borrower noted damage to the windows and the patio was severely damaged.  The borrower was unsure if would file a claim due to the high deductible.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 10/XX/2017.
3878397034 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  On 06/XX/2019 Borrower was called in reference to account. Borrower scheduled a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2010.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2010 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9303650761 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to make payment on account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8263505964 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7651950826 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in for payment information and trying to make a partial payment online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5906632187 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1744981997 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8541536542 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2017.  Borrower called about amount due.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3928252582 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9141581591 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower spoke to the servicer with a third party who they added authorization for.  They spoke about general information and made a payment.  The servicer advised them of knowyouroptions.com.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2587995706 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to make a payment by phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2011.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2011 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2440660811 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 05/XX/2019.  Borrower called in to dispute maturity date, borrower was under the impression the maturity date was 2037. Servicer went over modification terms with borrower and advised there would be changes.  The borrower stated the payment is too high and reviewed additional options.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2019.  The dispute type is Verbal and the reason is Loss Mit Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower called in to dispute maturity date, borrower was under the impression the maturity date was
                                           2037. Servicer went over mod terms with borrower and they advised them there would be changes. Issue resolved.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8684656723 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borr called because he is short $200 to make a full payment.  He wanted to know what would happen. Advised if the balance of the payment was not made by the end of the month it would be negative report on his credit.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3004482763 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  Borrower called in to make payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9404137403 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 09/XX/2018.  The borrower scheduled payments for $943.24 for 09/XX/2018 and 10/XX/2018.  Non-owner occupancy was confirmed during the call.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2019.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower disputed being liable for the account.  A response was sent to the credit agencies verifying the customer as reported.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
4029454540 3        [3] Title Issue -:     LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Liens not Perfected    PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  On 05/XX/2018 the borrower called in reference to reinstating the loan. The borrower was advised it could take 5 to 7 business days for reinstatement to arrive.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is evidence of title issues with the property.  The comments on 05/XX/2018 indicated there is a prior judgment recorded on 01/XX/2002. A release of lien was recommended to resolve the issue. A title claim was filed on 06/XX/2018. However, the review of the issue was closed when the foreclosure case closed in
                                           07/2018 due to a reinstatement.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3329363365 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Borrower called to find out when auto payments start.  Advised will be effective 11/XX/2018, and has a payment scheduled for 11/16. Deleted payment to avoid double payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5581466737 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7293586391 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  3/XX/19  Borrower called  in, provided general info and loan number; welcome call completed;
                                           payment made.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2183459149 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  06/XX/19:  On June 21, 2019 the successor-in-interest called to discuss PMI removal,  Servicer
                    and documented         advised there was one delinquent payment within the last 12 months and also advised the borrower what the home needed to appraise at.  The borrower stated they believed the home would not appraise for the required amount.
                                           02/XX/2019 - authorized 3rd party called to make a payment in the amount of $663.43  Borrower is deceased and
                                           Executor/XX/11/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5999971581 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called and authorized a payment in the amount of $2420.32. The last contact with the borrower was on 06/XX/2019 to discuss account status.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2011.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2017 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was in FEMA disaster area 12/XX/2018; no evidence of damages.
1024701335 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to see why there was an extra amount of fees on the account. The representative advised of deferred late dues in the amount of $424.48. The borrower made a promised to pay
                                           $1697.75 by 4/XX/19 via mail.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6956391662 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  On 01/XX/2019 the borrower calle din to inquire about escrow shortage; was advised payment was readjusted and they have a shortage in the account,
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6652196313 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to advise will make a payment on 6/XX/2019
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9722890656 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The customer called confirming account in active bankruptcy and scheduled a payment of $297.77 on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is excessive obligations.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2019.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is active.  Reaffirmation agreement was completed and sent out on 05/XX/2019.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5545541815 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The last contact was made on 4/XX/2019, in which an authorized third party scheduled a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2009.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2010 and there is no evidence of reaffirmation.  The proof of claim was filed 07/XX/2009.  case was converted from chapter 13 to chapter 7 on 11/XX/2009
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9609728482 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to get insurance number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Commentary dated 11/XX/2017 reflects that the property was located in a FEMA natural disaster area due to Hurricane XXX.  No property damage was cited.
9443230852 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  Borrower called in to make a payment. The agent took payment and provided confirmation number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comment dated 09/XX/2017 reflects that the property is located in a disaster area due to Hurricane XXX. No damages reported.
4984417182 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to verify that the payment for March 1st was received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7302602589 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2017.  The borrower called in and inquired on paying their hazard insurance bill. The borrower was transferred to the escrow department to advise.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2015.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           The bankruptcy was discharged on 03/XX/2016 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6560605081 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in regards to ACH payment, hung up before representative could assist.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7451414603 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5427800397 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  . On  11/XX/2018 the borrower called to discuss the wire sent for payment. On 11/XX/2018 the borrower called to discuss payment options. The last contact with the borrower was on 03/XX/2019. The borrower called to go over account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3534944543 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The customer called to see if the servicer was taking out payment,
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3906613831 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Outbound call to borrower and welcome call completed. Borrower promised to pay $950.27 by
                                           7/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
7032348022 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower requested general account information and made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1406444023 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Borrower made a payment over the phone
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4145265349 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called for payment information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3510112456 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called needing assistance with website.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3371092191 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 04/XX/2019.  Borrower called to make a payment. Call transferred to the Refinance department.  Servicing problems noted as the reason for default. Borrower just transferred from the prior servicer.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Payment dispute.  Borrower disputed payment on 5/18 and stated overages should have gone to principle.  Advised borrower they went to charges for property inspection.  Advised borrower charges are not late fee related.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7841805560 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in for the account number. The borrower stated they would scheduled the next payment on 04/XX/2019 via bill pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2010.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2010 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6593511626 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower scheduled two payment in the amount of $912.11.  One scheduled for 07/XX/2019 anf the other payment scheduled for 08/XX/2016.  The borrower stated they were not able to access the web-site.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3601719520 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Unauthorized 3rd party advised unable to make payment online to due having trouble loading page.
                                           The servicer submitted to the customer service self service.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: On 03/XX/2018 Borrower filed hazard claim for water damage which was not disaster related.  Checks for $13687.76 and $6312.24 has been disbursed to borrower.  Claim closed.
4634677594 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower called in to schedule next three payments for 1/XX/19, 2/XX/19, and 3/XX/19. Agent advised borrower the payment will increase beginning in March due to increased hazard insurance in the escrow account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1895370963 3        [3] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    No indication servicer PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    responded to           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was outstanding dispute in 06/XX/2019.  The borrower called in and disputed the credit reporting. The agent advised unable to submit
                    writing                research due to no document and advised borrower to send a copy.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is not resolved and the status indicates No information servicer responded to outstanding dispute in writing.  The borrower verbally disputed credit reporting and submitted a written letter of the same on 06/XX/2019.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6685171262 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called inbound.  Demographics were verified.  The borrower disconnected the call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9242777680 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in to go over insurance information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017; no evidence of damages.
2734897028 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  The borrower gave authorization to speak with third party and stated they would apply for ACH.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4405538643 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2588102622 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2018.  On 03/XX/2018 Authorized third party called for Modification status. Third party was advised
                    and documented         trial Mod was sent out on 03/XX/2018 and should receive it any day now.  Borrower is deceased and
                                           Executor/XX/07/2016.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
9584550432 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  On 10/XX/2018, borrower wanting to know when his payment is set for.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7901260870 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  talk to the customer who gave the authorization to use the historic banking information to provide 3 schedule speedpay payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1060853629 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 02/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in with questions regarding the servicing transfer and requested bi-weekly forms.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7085107825 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  03/XX/19-Borrower called in to make a payment.

                                           04/XX/19- The borrower called for general account info, next payment inquiry
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 07/XX/2013 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5773782319 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2017.  The borrower called in and advised of double payment they had set up. The agent deleted one of the payments. The borrower stated the hardship was due to medical but is over.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3318640379 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in asking what mod payment was and agent advised. Agent advised to continue with trial payments. The last contact with the borrower was on 05/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1271561530 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in to inform the servicer change in checking information for loan payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6894989990 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  On 04/XX/2019, the borrower called in regarding a letter received. The letter was in reference to insurance policy. The borrower provided information about current insurance policy.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3080366062 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in regarding Autopay status. The welcome call was completed at this time.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6224055068 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Servicer completed welcome call and gave payment options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4252564331 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Borrower called to find to where can send insurance refund.  Address provided.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
4579349904 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    requested within the   PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2017.  Authorized Third party Prominent Title Agency requested payoff goof through 6/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
3926156884 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to get payment information to make payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3993258542 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Other party called inquiring about escrow. The servicer provided information about insurance and taxes including LPI.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7277486761 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  RFD: ILLNESS OF FAMILY MEMBER  ADV TAD OF $749.46 ADV  NEXT PAYMENT DUE $1564.37 1/XX/2019 ADV LC
                                           ADVISED GRACE PERIOD 15 ADVISED GRACE PERIOD, DUE            DATE, CONSEQUENCES, EXPECTATIONS AND NEXT  STEPS.
                                           NO FURTHER QUESTIONS, ADDRESSED             CONCERNS, RECAPPED CALL. BORROWER CALLED            TO LET US KNOW
                                           THAT ONE OF THE FAMILY  MEMBERS HAS AN ILLNESS THAT AFFECTS THE            FAMILY PAYING ONTIME/XX/ PAYMENTS
                                           ARE DUE ON THE 1ST AND          HAVE A 15 GRACE, A LATE CHARGE IS ASSESSED          ON THE 16TH AT 5:00 PM PT
                                           AND AFTER THE  MONTH END, NEGATIVE CREDIT REPORTING GOES          IN.TO EFFECT /XX/ /XX/ADVISED BORROWER OF
                                           THE SELF SERVICE  OPTIONS  AUTO PAY AND BORROWER DECLINED/XX/ FUTURE DATED PAYMENTS  OFFERED BUT
                                           DECLINED/XX/21/XX/NEXT  PAYMENT  02/XX/19     TAD 749.46  OF WHICH         364.37 WILL CURE MORTGAGE PAYMENT/
                                           WCB ON           THURSDAY FOR FINAL OUTCOME *PROCESSED  PAYARRG: WILL MAKE SPEEDPAY $364.37
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
9511889322 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called to make a payment of $652.92
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2533355299 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called and went over general account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2282628086 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Borrower called on 10/XX/2019 giving authorization to son and borrower stayed on the line per request from associate. Borrower stated they had to retain legal counsel at $2,600.00 and it was paid in
                                           September and stated they do not have all the funds for October. Borrower agreed to a repayment plan to a 6 month repayment plan, stating they will be good after get caught up and borrower scheduled the first 3 payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9844720644 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in regarding autopay status. Agent provided previous servicer ACH information and performed a welcome call to update all pertinent information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           Discharge date not found however discharged Bankruptcy is noted in comments.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4278174711 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower called in and stated intent to refinance and requested a 12 month pay history. The borrower will contact their spouse to make the payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8308549287 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Mortgagor Deceased 05/XX/2017.  The borrower called in and inquired on lowering the interest rate. The borrower was advised on
                    - Executor/Heir exists the principal balance and submitting documentation for modification.  Borrower is deceased and
                    to dispose of          Executor/XX/29/XX/09/2011 and there is no evidence of reaffirmation.
                    property; identified   LITIGATION: There is no evidence of litigation on the file.
                    and documented         TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
3315201992 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9114684861 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5212174991 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  The borrower called in on 09/XX/2018. Borrower stated they were out of work and needs modification to continue with the HHF review and will request urgent fax image- no indication a payment was made.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2545868763 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The authorized third party spouse called in and borrower provided verbal authorization for spouse to speak on account for life of loan. The third party was provided with new loan information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comment dated 09/XX/2017 reflects that the property is in a disaster area due to
                                           Hurricane XXX. No damages reported.
8437821423 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to get mailing address for new servicer. The last contact with the borrower was on 06/XX/2019. The last contact with the borrower was on 06/XX/2019. The borrower called in regards of research of missing funds.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2011.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2016 and there is no evidence of reaffirmation.  The proof of claim was filed 08/XX/2011.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017; no evidence of damages.
3108593971 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Authorized third party, spouse, called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2017.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6845903579 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The customer expressed frustration with not being able to remove escrow from their account. The rep confirmed that it would need to meet loan to value ratio.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4279263357 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Last call with the borrower they needed online access for billing statements and other information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6914921133 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower promise to pay $1,745.76 by 03/XX/2019 via Web.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9376264291 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower authorized a payment in the amount of $1357.90.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2699028739 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7798532881 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  On 08/XX/2018 Borrower called to inquire amount payment due. Borrower was advised payment amount.
                                           Borrower stated will bill pay on that same day. Borrower also inquire about making payments a head of due date. Borrower was advised may have program to assist with that.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2297284072 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called and made a payment including late fee for April.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8984390161 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to verify the amount due on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3694980407 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Comments show contact with borrower regarding loan status and payment. Servicer advised total amount due. Borrower also inquired about escrow shortage, the servicer advised the shortage was very small.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6893650172 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 04/XX/2019.  The borrower called in and inquired on the payment amount and were they still on a repayment plan. The borrower was advised and they stated they would make a payment via bill pay by 05/XX/2019.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2016.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower advised to called XXX and advised payments are automatically disbursed and they acknowledge it was their mistake. Updates were made to reflect corrections per agent.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located on a FEMA disaster area on 9/XX/2017 due to Hurricane XXX. No damage reported.
5826761014 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called to st up payments for 04/XX/2019 and 05/XX/2019.
                                           05/XX/2019 - Borrower called regarding documents that were requested of them thru email - borrower promises to pay $1451.83 by 06/XX/2019
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3457469003 1        [1] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Active insurance claim PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    and funds held by      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    servicer with          06/XX/2019.  Borrower called in about a hazard claim from 2014. Final check was issued but is still indication of related  outstanding.
                    contractor bid         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    sufficient to cover    REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    repairs                FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  A claim was filed for unspecified damages caused on 06/XX/2014. A total of $16,316.52 was received for the repairs. The comments on 03/XX/2019 stated the claim was classified as enhanced endorse and release. The final draw of funds were released on 03/XX/2019. The notes indicated an inspection showing
                                           90% of repairs completed was still needed. The borrower called on 06/XX/2019 inquiring if the final draw of funds issued on 03/XX/2019 was showing as cashed.  The damage repair amount is estimated at $16,316.52.
                                           Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6332230423 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower called in to discuss bringing the account current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8288800979 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called on 03/XX/19 about the payment due amount that they were seeing on their online account.  Servicer advised the borrower that the amount shown had a late fee included along with a deficit escrow balance due to the most recent payment being short
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1768846313 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The agent made a welcome call to the borrower, provided the transfer information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4573454891 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  On 02/XX/2018 Borrower called to inquiry why payment could not be made online. Borrower was advised certified funds have to be sent in until 02/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2910871397 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
5787746012 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  The borrower called to request the 1098 statement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3732372026 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in and made a payment in amount of $534.35  and was provided with the confirmation number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comment dated 09/XX/2017 reflects that the property is located in a disaster area due to Hurricane XXX. No damage reported.
2549081983 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower scheduled a payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
5822016707 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Borrower inquired about the reason why they kept receiving bankruptcy documents and was advised the bankruptcy filing followed her social security number and address. Borrower was advised that they can reaffirm the bankruptcy to stop receiving the documents.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2015.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 04/XX/2015 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3533548789 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  06/XX/2019.  Call and spoke with the borrower who advise she is at work at this time and it is not the best
                    from mortgagor         time to call her then hung up.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputed account status on credit report. Updated fields to show loan status as current.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 08/XX/2014.  The proof of claim was filed 06/XX/2012.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3901096256 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Commentary states borrower called in to confirm payment was received. Borrower also advised of the next payment mailed to servicer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 03/XX/2013 and there is evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6177172508 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  On 03/XX/2019 Borrower called to make a payment and to request the new loan number. Borrower was provided with know your options for available assistance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
1891530366 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called to confirm that the account is in good standing.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1084784023 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called for autopay status.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7501968879 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called and made a payment of $194.71.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
1658140798 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Borrower request to have a payment history provided.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6363674739 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower scheduled a payment for 07/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9164628787 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower was educated about the transferring notice, borrower will contact the new servicer
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1737095421 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to verify if homeowner was paid and requested for property taxes to be paid.
                                           The servicer confirmed insurance is paid and taxes will be paid.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2819835077 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower declined to set up future payments and was advised of pay history for the last 12 months.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5930388645 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  06/XX/2019 inbound call borrower scheduled payment $2979.12       and follow up pay $6918.37

                                           Spoke with the borrower who declined paperless option and automatic payment. The borrower had no additional questions on the account
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2017.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           A motion for relief was filed 02/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1292141308 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  08/XX/2018.  The borrower called and scheduled a payment.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A written credit reporting dispute was placed and resolved on 08/XX/2017.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7922625922 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Collection comments indicate borrower called to make a payment in the amount 1018.30.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5969582010 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower verified demographics and made promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5070220310 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Servicer made welcome call and provided general loan information
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4505616416 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in to get tax documents showing anything that pays taxes. The borrower made a promise to pay $1423.46 by 06/XX/2019 via IVR.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4303001155 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  03/XX/2019.  The customer called in to cancel his ach, advised him it has been canceled. Advised of waived fee
                    from mortgagor         to make the payment over the phone since he was placed on a long hold due to ach cancellation. Also advise he will need to reset ach if wants to do auto pay again, the customer understand. The customer asked about  storm windows placed on property and was advise it will be escrowed, explained the process, the borrower had no other question. The borrower made a payment in the amount of $1024.47.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A credit dispute was received and resolved with a payment history.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA declared disaster area due to Hurricane XXX which occurred on 09/XX/2017. No property damages were reported.
9945083960 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  On 04/XX/2016 the borrower called to discuss a loan modification and to make a payment. On
                                           04/XX/2016 the borrower called to schedule a payment. On 05/XX/2016 the borrower called to inform of a payment coming. On 12/XX/2016 the borrower called to make payment arrangements. On 03/XX/2017 the borrower called to verify how much was outstanding. On 03/XX/2017 the borrower called to verify a payment. On 08/XX/2017 the borrower called to inquire about a letter that was received. On 05/XX/2018 the borrower called to make payment arrangements and see why the servicer called. On 08/XX/2018 the borrower was called and scheduled a payment.
                                           On 11/XX/2018 the borrower called to verify the receipt of a payment. On 12/XX/2018 the borrower called to check status on a payment that was made. On 12/XX/2018  the borrower called about fund in suspense and made another payment. On 12/XX/2018 the borrower called in to verify the payment that was made.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6749434733 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2013.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2013 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7713797831 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2016.  The servicer advised the borrower of the total amount due, grace period, due date, company's website, expectations, consequences and the next steps. The borrower declined setting up future payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4687934943 1        [1] Damaged Interior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Active insurance claim PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    and funds held by      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    servicer with          05/XX/2019.  The authorized third party called regarding disbursement billing on their statement.
                    indication of related  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    contractor bid         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    sufficient to cover    FORECLOSURE: No evidence of current foreclosure activity.
                    repairs                BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  A claim was filed for water damage that occurred on 02/XX/2019.  The third party was advised of the claim process on
                                           03/XX/2019 and the claim was classified as express monitored. A check for $23,197.71 was received on
                                           06/XX/2019. There is no sign of any funds being released or repairs being completed.  The damage repair amount is estimated at $23,197.71.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2379533983 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Welcome call performed. Borrower advised of payment options and agent updated borrowers email address in system.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5474035611 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The last contact with the borrower was on 10/XX/2018. The borrower requested to have current letter sent out.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3148467991 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Borrower called to request to go paperless- advised he will need to go online to update to paperless.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3270529871 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2016.  Borrower called in regards to insurance changes
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8733899853 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  On 03/XX/2019, the borrower called to ask questions about escrow and payment increases and decreases.  The agent confirmed with the borrower that there was no damage and no impact from a recent natural disaster.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2011.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2014 and there is no evidence of reaffirmation.  The proof of claim was filed 10/XX/2011.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: On 03/XX/2019, the agent confirmed with the borrower that there was no damage and no impact from a recent natural disaster.
7966232509 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borr called regarding the escrow.  Advised the balance is -0- and the analysis is run annually.

                                           Borrower called in and wanted to make sure was on autopay.  Confirmed borrower was on autopay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8072598189 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  06/XX/2019.  The customer discussed billing statement with the servicer.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A credit dispute was received from a credit reporting agency with the borrower claiming identity fraud.  Servicer validated all information being reported.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7459411193 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Borrower called to request a verification of mortgage and payoff statement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6014351210 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in and made a payement. The borrower requested a password reset for the website. The borrower was assisted.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8231200682 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in with questions about loan assumption
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A FEMA disaster was noted on 6/XX/18.  No damages were noted.
2888024668 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The customer called in to go over the escrow account. They also inquired about a refinance. They scheduled a payment for 4/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A claim was filed for hail damage that occurred on 04/XX/2016.  Claim funds in the amount of $6040.40 were endorse and released to the borrower on 07/XX/2016 and the claim was closed on
                                           07/XX/2016 due to the claim being less than $10000.
7868883664 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 02/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  outbound call to borrower to collect past due payment, borrower advise will make payment next month and also advise RFD due to curtailment of income
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3543906946 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7866044889 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower made promise to pay $981.98 by 4/XX/19; wanted to see if due date can be changed to later in the month.  Servicer advised unable to move date
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6846993775 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to make a payment on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2410232790 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir
                    property; identified   exists to dispose of property; identified and documented.  The date of death is unknown.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6672945582 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  The borrower called in and made a payment over the phone. The borrower stated they are no longer being represented by an attorney.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2012.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 10/XX/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 08/XX/2012.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5293268440 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower promised to pay $1,507.71 by 04/XX/2019 via Web.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1899413672 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  Borrower contact, discussed reason behind, excessive obligations. Discussed credit, grace period.
                                           Borrower getting upset on all the questions asked, explained to document the reason why getting behind.
                                           Payment made via IVR.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2014.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is dismissed.  The proof of claim was filed 04/XX/2014.  No further details of bankruptcy in comments.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
1459292418 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  Borrower called in to get proof that her loan was current due to in the process of purchasing a car.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6095648183 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Welcome call completed with updated information and website, payment options. Borrower stated can make payment on 03/XX/2018 will then register on line.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
1299421213 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
2677914956 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  Borrower adjusted payment amount from $916.00 to $970.94.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2302373570 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  Borrower called to move payment from 2/XX/18 to 2/XX/18
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5737488658 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2127516206 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8356019298 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The servicer completed the welcome call and advised of the billing, payment options, website information and disclosures.  The servicer confirmed that the automatic draft was set up.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was impacted by hurricane XXX as noted on 08/XX/2017. No evidence of property damage noted.
4604376021 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8519288503 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2017.  Borrower called about a payment that has yet to be drafted out of the account with customer permission advised that the payment was processed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2001735916 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  09/XX/2018.  The borrower called in stating received a letter regarding over payment and needs the money back.
                    from mortgagor         The agent reviewed the account and advised reinstated on 09/XX/2018 and no over payment to issue. The borrower stated servicer is not being truthful and stated to give the money back or will get a lawyer. The agent asked for the date of the letter that indicated over payment due to not seeing letter in system.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower is disputing date of first delinquency through
                                           XXX. The servicer responded and updated the loan status as current as of today 01/XX/2019 and sow payment history through 12/2018.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. XXX Hurricane XXX
                                           (DR-XXX) declared on 09/XX/2017. No damage found.
9018401704 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2017.  The borrower inquired as to how payments can start being reported to the credit bureau.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8029850956 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Authorized 3rd party called about transfer and was advised not to make payment to previous servicer and not to make payment to new servicer before 03/XX/19 and to put old loan # on the payment if new account # is not available.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1175334228 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  On 03/XX/2019 Borrower called to make March 2019 payment. Borrower confirmed already registered online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8450659150 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called to request unpaid balance amount.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2831680267 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to inquire about escrow and new payment. Advised insurance premium was changed and updated. Borrower stated that he would be receiving a refund in the amount of $917 and would be sending that to apply towards the escrow. Advised borrower once payment is received an analysis to take in account the new premium and escrow deposit in which payment would be $1543.01. Advised payment is short in reference to the disbursement of insurance and taxes in the amount of $1479 for insurance and $818.32 for taxes and the escrow account already being short prior due to previous increase in insurance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3172646007 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called inquiring if can make a payment with a credit card, was advised no.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8421522201 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in to inquire on making payments. The borrower was advised to wait until they receive the new servicer welcome packet and was advised of their now loan number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4517534337 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 02/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The borrower called asking why the bank statement shows more one open installment. The representative advised the statement was generated prior to receiving their payment and also advised it was generated on 11/XX/18 and received the funds on 11/XX/18. The statement generation is based off the last few digits of the loan number. The representative advised due date/grace period and also advised 7-10 business days tat on mailed items to usps. The borrower stated going to try to refinance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5650087493 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
5541925322 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5756846369 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  The borrower cal;led in and inquired on a refund check that they received. The borrower was advised the check was for an escrow overage. The borrower was advised on the upcoming payment change.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2010.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 12/XX/2015 and there is no evidence of reaffirmation.  The proof of claim was filed 10/XX/2010.  A motion for relief was filed 02/XX/2015.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2002271364 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Last contact with the borrower they promised to pay via the web on 06/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 7/XX/2018 Hazard claim initiated 3/XX/2018 for wind damage: 100% inspection received, funds in amount of $15,241.81 disbursed 7/XX/2018.
7553097827 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  Borrower having issues making a payment on the web and is not able to add the new debit account card info on it.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2594530854 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Borrower called to confirm next payment due date was 12/XX/2018. Confirmed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4880324074 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called and scheduled and payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6840318592 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower was called regarding the January's installment. The borrower requested a password reset and agreed to make the payment online immediately to avoid the late fee.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1667875395 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    requested within the   PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Welcome call, discussed PMI and borrower promised to pay
                                           05/XX/2019 - borrower called to make payment in the amount of $1666.26
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2010.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2010 and there is no evidence of reaffirmation.  Minimal info provided
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6603618825 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  On 08/XX/2018 Borrower called stated reason for default was illness. Borrower inquire about a prepayment plan. Borrower stated had fraud on account. Borrower was advised could open up a Fraud case
                                           Borrower decline. Borrower stated out of work and will return back on 09/XX/2018. A repayment plan was set up for 6 months for $1411.16.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 05/XX/2018 Commentary states Hazard claim closed for property damage.

                                           The property is located in a FEMA disaster Area due to Hurricane XXX 9/XX/17. No damages were reported due to natural disaster.
8611230266 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  09/XX/2017.  The borrower called in and inquired on the total amount due, the borrower was advised of the due
                    from mortgagor         date and the grace period. The borrower stated they were resolving an escrow matter but would make a payment within the grace period. they requested no phone calls within the grace period.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2016.  The dispute type is Written and the reason is Billing Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A general debt dispute was received. Correspondence was sent showing the validity of the debt owed.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2010.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 11/XX/2015 and there is no evidence of reaffirmation.  The proof of claim was filed 07/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6517708819 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  04/XX/2017.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2016.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Responded to Equifax credit dispute and appears to be resolved.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2011.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2012 and there is evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2803090652 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 02/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  04/XX/2019: Servicer contacted borrower and was able to complete welcome call.  Borrower stated
                                           that they were unaware that their loan had been transferred to a new servicer.  New servicer provided account information and stated that previous payment was delayed in posting due to the transfer/XX/10/XX/12/17. No damages were reported.
8866004808 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  On 04/XX/2019 Authorized third party called to assume the loan. Borrower 1 is deceased. Third party was advised to send in death certificate. Welcome call completed.  Borrower is deceased and ---.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 04/XX/2019 Commentary states Borrower is deceased. Third party which is the spouse is trying to assume the loan.
9626414297 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The customer called in to make a payment of $640.40.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2874923597 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  The borrower called in to update the insurance and was directed to the website.  The borrower stated the policy is less expensive and was advised will be issued a refund once the policy is confirmed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017. A claim was filed for hurricane damage that occurred on 09/XX/2017.  The claim was closed on 03/XX/2018 with all funds released and a 100% inspection noted on 03/XX/2018.
7617622738 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The servicer completed the welcome call and advised of the billing, NSF charges, payment options, website information and disclosures.  The servicer also discussed several loss mitigation alternatives. The borrower scheduled a payment over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6523595589 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in and made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a disaster area. The borrower confirmed on 10/XX/2018 that there was no damage.
4440868013 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  1/XX/19  Inbound Borrower wanted to know how much PMI was paid in 2018, advised $369.  Wanted to know what was covered in PMI, discussed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 11/XX/2010 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
5794748140 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower called in and asked why insurance had not been paid yet. Agent advised that insurance was paid on 1/XX/2019. Borrower decline self service options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9407171086 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to schedule a payment of $1757.41 for the 2/XX/18/XX/2019 on 3/XX/2019. The
                                           welcome call was completed and advising the borrower the late fees can be paid over the life of the loan.
                                           05/XX/2019 - talked to borrower - general account information needed
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Note on 9/XX/17 states  property is located in a FEMA disaster area due to Hurricane
                                           XXX. No damage reported.
2878230844 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2017.  The borrower called to get online assistance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2666701297 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  Borrower set up payments for 11/XX/17, 11/XX/17 and 12/XX/17
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
2494626130 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  04/XX/2019: The borrower called to request information on autopay.  Servicer sent requested information to borrower's email.  Borrower stated that the reason for delinquency was due to servicing problems; was waiting for the loan transfer to be completed before making payment.  Borrower stated that they can bring loan current and scheduled a payment for $1786.01 scheduled for 4/XX/19.
                                           11/XX/18: The borrower called in and made a payment in amount of $1803.70 and was provided with the confirmation number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comment dated 09/XX/2017 reflects  that the property is located in a disaster area due to Hurricane XXX. No damages reported.
5905137187 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  Borrower called to verify the bank account information used for his 07/XX/2017 payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8834607755 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower made a payment and discussed general loan information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4686690303 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower requested web access and wanted to know how to make payments online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5578501390 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to make a payment in the amount of $889.87.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2436855736 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower called in to say they were thinking about acquiring different hazard insurance.
                                           Service rep informed borrower they can update their insurance online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8502300832 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called to run escrow analysis because the insurance company was changed so the payment went down. The borrower wanted to know what new payments will be starting 7/XX/20/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3412050537 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  spoke to 3rd party authorized attorney about the account and the status of a promissory note
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
6618026975 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  A non authorized third party was advised of grace period, due date, and next steps.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1449036429 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  Co-borrower returned call regarding the payment. Co-borrower stated just started a new job 2 weeks ago and due to the new payroll schedule was paying after the grace period. Agent advised of repayment plan; co-borrower declined.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6524993697 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  The last contact with the borrower was on 05/XX/2018. The borrower wanted to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2374287924 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  The borrower called and discussed the reason for default being excessive obligations. Spouse is starting a new job in 7/XX/4/XX/31/XX/16/XX/29/XX/02/2013 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4091428123 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2017.  The borrower made a payment inquiry in which the agent addressed the questions and concerns and the call ended.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2013.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 12/XX/2013 and there is no evidence of reaffirmation.  The proof of claim was filed 10/XX/2013.  Date of discharge not provided.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5881799139 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2691800588 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called and made a promise to pay $876.97 by 6/XX/2019 via web.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was impacted by hurricane XXX as noted on 09/XX/2017. No damage was reflected.
4865699043 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The customer called in to schedule a payment of $853.56 toward the account. The rep counseled the customer on the know your options site.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5341112305 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to see why BK attorney was still getting mail. The representative transferred the call to the BK department for further assistance.
                                           The borrower called to see why not getting statements. The representative advised  the borrower that the attorney needs to send letter of explanation that no longer representing client.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2015.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7040695502 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9331742235 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in and scheduled payments in the amount of $1602.74.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2637743737 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  The borrower called in for the status of modification. The borrower was advised the documents had been received and the modification was complete. The borrower stated they would make payment by
                                           08/XX/2018.online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Commentary dated 08/XX/2017 reflects that the property was located in a FEMA natural
                                           disaster area due to Hurricane XXX.   A monitored insurance claim for flood damage, not disaster related, was filed on 09/XX/2017 for $100,000.  The claim was closed on 01/XX/2018 as all funds totaling $62,377.44 have been disbursed and the final inspection which reported that the repairs were 99% completed was accepted as final.
1302494949 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in to make a payment.  The borrower requested an ACH form.  The borrower made an appointment for a refinance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area on 9/XX/2016, however, no damages were reported within the review period.
3524975897 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2017.  Borrower called in to request modification for assistance. Borrower had business failure advised of grace period and consequences, expectations and next steps. Advised borrower that already had 2 modifications and may want to eliminate bills. Reviewed financial advised of know your options and what documents will need to be submitted. Borrower to send in required documents.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5947322346 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  Borrower called for the status of the loan; wanting to know if they were ahead or behind.
                                           Associate advised last payment received on 11/XX/2017 and next due for December and advised borrower they can manage their account on the website.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2013.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 04/XX/2014 and there is no evidence of reaffirmation.  Date terminated 10/XX/2015.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5922487496 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Assessed customer's financial situation and explored options to avoid foreclosure. Reinstatement and repayment plan were discussed. Customer provided with the HUD counseling phone number. Customer called to schedule a payment for February and March. They scheduled payments for 3/XX/2019 and 3/XX/2019. The hardship was resolved./XX// On 06062019 The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4937645159 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  3/XX/19-The borrower called in and made a payment in amount of $1506.07 and was provided with the confirmation number.

                                           05/XX/19- The borrower called for assistance with making a payment. but hung up.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
5811067904 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  08/XX/2018.  The borrower called in to have the online password reset.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower was disputing the credit reporting.  The loan status was updated to reflect correct payment history.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.  No disaster damage was reported.
                                           A claim was filed for water damage that occurred on 05/XX/2017.  The claim was closed on 12/XX/2017 with all funds released and a 100% inspection noted on 11/XX/2017.
6052473129 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5818502818 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  02/XX/2019.  02/XX/2019 - borrower called to schedule payment in the amount of $643.54 to complete March
                    from mortgagor         payment
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2019.  The dispute type is Written and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A late fee dispute was received; servicer waived one fee and declined to waive any other fees as they were determined to be valid.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX. No damages were reported.
4700048496 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to make payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4072536835 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2017.  The borrower called in to make September's payment. The borrower also inquired on the payment increase and was advised that it was due to the escrow.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9881659447 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in to schedule a payment for 5/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3814339104 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  The borrower called to make payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9669459087 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    requested within the   PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in stating two payments have been processed on our end and only one approved
                    [1]                    for 6/XX/19. The representative advised the borrower we only see one charge and will have to contact the bank
                    Damaged/Occupied/FEMA  to be able to verify this transaction posted. The representative called the bank, but the borrower hung up.
                    Zone - Active          Borrower is deceased and Executor/XX/17/XX/14/XX/04/XX/14/XX/19/XX/08/2016 indicated the property was located
                    insurance claim and    in a FEMA Disaster Area. No damages were reported from the incident.
                    funds held by servicer
                    with indication of
                    related contractor bid
                    sufficient to cover
                    repairs

                    [1] Mortgagor Deceased
                    - Executor/Heir exists
                    to dispose of
                    property; identified
                    and documented
7080933474 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to set up payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2008.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2014 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1076067371 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called to find out if she needed to contact her insurance company. the agent told the borrower she needed to let the insurance know that her servicer has changed. She was notified of details of assumptions and refinance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 11/XX/2017 and there is evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1559986648 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Spouse called regarding receiving a letter about the forbearance ending.  Agent advised the loan is current and when the forbearance ends the late fee and credit reporting protections will drop off.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2908559408 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    requested within the   PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in with Desiree from Advantage Plus to get general information about the account
                                           .  The agent gave unpaid balance amount, open date and last payment made.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8017167371 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Talked to authorized 3rd party - provided banking information to secure auto payments on account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3998893980 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called and was advised of loan status and promised to make payment via web  $1034.15.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Hurricane XXX referenced 09/XX/2017.
4293339624 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The customer called and made a payment in the amount of $479.12.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4669167679 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Servicer gave welcome call information and borrower inquired about receipt of payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
9441641160 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2017.  Borrower called to make payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7714813141 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  12/XX/2018.  The borrower called to make a payment.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2016.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A written credit reporting dispute was placed and resolved on 09/XX/2016.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A claim was filed for fire damage that occurred on 01/XX/2018. The claim was noted as closed on 05/XX/2018 with all funds released and a 100% inspection received on 04/XX/2018.
6948642319 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to make a payment of $1875.05. The borrower was advised of free options to make payments and grace and late fees.  Payment scheduled for 06/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3659147864 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in and made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7966742924 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2016.  The borrower called in and inquired on the payment increase. The borrower was advised on the payment increase and the escrow shortage. The borrower was advised on prior tax payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2009.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           The bankruptcy was discharged on 09/XX/2009 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4303884663 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2017.  The borrower called in and inquired on removing their name from the loan. The borrower was advised on refinance to remove responsibility for the loan. The borrower stated prior divorce and was advised on having their name removed from billing statement. The borrower was advised to write in to correspondence.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2017.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 07/XX/2017 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6769380439 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  Spoke to borrower went over options to avoid foreclosure borrower stated reason for default was marital difficulties.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3603741817 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The servicer completed welcome call.  The borrower made a payment over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1662931930 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  Borrower request to have funds relocated to bring the account current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6207472836 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to confirm that the payment had been made.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5616140742 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to request a letter stating they reinstated the loan on 9/XX/17.  The servicer went over welcome call information and advised them of knowyouroptions.com.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7492922144 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Agent verified account information, and borrower stated payment is scheduled for 6/XX/019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3160335017 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  Borrower stated on call that RFD is over. Borrower stated was not receiving rent in 2017.
                                           Borrower stated plan is to reinstate loan and setup ACH.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
8128668750 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower was advised of total amount due and stated reason for default as excessive obligations.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2530259462 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
5133300147 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Last spoke to borrower when they called inbound to discuss hazard Insurance for the property. and payment was scheduled for the loan The borrower called to inquire on general information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Commentary dated 09/XX/2017 reflects that the property was located in a FEMA natural disaster area due to Hurricane XXX.  No property damage was cited.
1296390992 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  A welcome call was completed. The borrower was provided with the amount due and stated that they would bring the account current in March
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1950994689 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  The borrower called in regards to escrow statement and was advised of new payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8686151297 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
6921729156 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  On 1/XX/2019, the borrower called in and stated they have been furloughed and wanted to know their options.  The borrower was advised that they could be reviewed for a forbearance./XX// On 06242019 the borrower called in about loss draft check.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6699034678 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower received a collection call on 2/XX/19 however the call unexpectedly dropped.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7236055206 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Inbound: Borrower wanted to know if insurance is cancelled will insurance be added on the subject property. The borrower was advised if insurance is cancelled a letter would be sent to insurance company forcing insurance to be place on the account. The borrower stated is not happy with current coverage and wants to know options. The borrower was provided with another insurance carrier and bi-weekly documents were emailed. Payment scheduled for 05/XX/2019
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6375672593 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  11/XX/2018.  The borrower called to pay 1/XX/08/2019.  The dispute type is Written and the reason is Credit
                    from mortgagor         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Comments state that the dispute was vague and they attempted to update the information with the credit bureau but it was denied due to insufficient information.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9416348004 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  Borrower called to make a payment on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to Hurricane 09/XX/18.  There is no damage to the property indicated.
2226327483 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2017.  Borrower contacted and they indicated that their spouse pays the bills.  Borrower would have to contact spouse to discuss.  Borrower requested representative to contact spouse but they are unauthorized on loan so would need to make a request with 3rd party authorization form before can discuss loan with spouse.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2010.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2015 and there is no evidence of reaffirmation.  case closed without discharge  11/XX/2015
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7467135909 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in for general account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: Commentary dated 09/XX/2017 reflects that the property was located in a FEMA natural disaster area due to Hurricane XXX.  A non-monitored insurance claim for lightning damage sustained to the property on 05/XX/2016 was filed on 09/XX/2016.  The claim was closed on 09/XX/2016 as the recovery funds totaling $1,575.00 were released.
5342626708 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in to updated their checking info for a payment that was previously scheduled. On 5/XX/2019, representative spoke with unauthorized spouse. However, rep did not give specifics.
                                           Advised her where she could see if there was a pending payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4586301617 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  05202019- Borrower called to verify payment received, was mailed on
                                           4/XX/21/XX/05/XX/10/XX/23/XX/03/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5634173820 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower verified demographics. A promise to  pay was made by the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8228530618 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower scheduled a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7329305881 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in about the total amount due monthly and made a promise to pay $796.81 by
                                           7/XX/19 via mail.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Hazard claim was closed on 06/XX/2016.
9872041311 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  The borrower called in and stated a payment was mailed a week prior to the end of the grace period and requested the late fee be waived. The borrower was advised to send in a written request.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4570446682 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower inquired about the payment increase and associate advised due to insurance increase.
                                           Associate completed the welcome call with borrower. Comment dated 08/XX/2018 borrower had questions regarding payoff. Associate advised they would need to request the payoff and provided the UPB. Borrower scheduled their payment with the effective date of 08/XX/2018. On 02/XX/2018 borrower called about the reamorization that was completed as the ACH is pulling $1,497.59 for Febhruary. Associate advised borrower without the reamorization the payment would be $1,623.44, now $1,561.64 and borrower stated they would send the reamortization.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5409038387 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower inquiry in regards to refund check received from old policy.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2378813830 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  Borrower called in to check status of modification and agent advised borrower to check back 11-5 for potential update. Agent verified financial information and MITI
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6568077922 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in a promise to pay $1,436.35 on 06/XX/2019
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4463559769 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  Borrower called in to get assistance with the online website due to being locked out. Borrower was advised of the total amount of delinquency and the borrower states that she has made 2 payments. she was advised the loan is still showing delinquent and could be put on a repayment plan. The borrower scheduled multiple payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5958332355 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  On 08/XX/2018 the borrwoer called in to confirm the correct mailing address to send his August payment; attempted to do over the phone but prefers to mail' amounts were not disclosed,
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8211155372 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in to confirm that their ACH had been received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3189461088 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2912722513 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  Borrower called to see if loan modification was completed and make payment on account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017; no evidence of damages. Prior damage claim not related to disaster closed 07/XX/2017.
9951104059 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower called to find out why first permanent payment for January did not come out of account.
                                           Advised payment 12/XX/1 and ACH already set to withdraw on 2/7.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2111042624 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Commentary states borrower called in to make a payment on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
7170890989 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  Spoke with authorized third party who asked who the insurance is with and last time it was paid and the amount.  Provided the information and answered all questions.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4818432222 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called to advise the ACH draft had gone through twice.  Agent set up a conference call with borrower's bank and confirmed it did.  Agent sent in a request to refund the second draft.  The borrower also scheduled a payment for 6/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3208500876 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8842743402 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  06/XX/19: third party called to request that the ACH form be mailed and to schedule a payment.  A payment was scheduled in the amount of $673.72 dated 06/XX/19
                                           02/XX/19: The borrower called to make a payment in the amount of $673.72 the servicer processed via speedpay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2013.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 06/XX/2016 and there is no evidence of reaffirmation.  The proof of claim was filed 06/XX/2013.  Comment dated 04/XX/2018 Bankruptcy Chapter 13 closed, discharged 06/XX/2016 closed 10/XX/2016.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9759753328 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  On 12/XX/18 contact with customer, customer is unable to afford the home, traditional sale best option.  Informed customer of short sale, DIL options.  Informed customer collections activities continue until loan is current.  LWO packet requested and sent to customer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9055948194 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in to see how to get check endorsed and borrower was directed to loss draft department.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Loss draft claim filed for Hail damage. Date of loss was listed as 7/XX/2018.  Check for endorsement in the amount of 9985.94 to be endorsed and returned to borrower.
5594102835 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  Spoke with borrower and provided total amount due.  Borrower stated payment is going up alot.
                                           Advised of escrow and step rate.  Reviewed payment history with borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6867719584 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
1340275060 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called regarding the status of the insurance, the servicer advised, the policy has an incorrect mortgagee clause.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1382741677 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The customer scheduled a payment for 5/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3653833210 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  On 2/XX/19 talked to borrower re: hazard claim.  Borrower had questions about claim.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
2934086641 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borr called to get general information on his loan and payment status.

                                           Spoke to Borrower and they promised to pay $1,484.95 by 04/XX/19.  Borrower also wanted to confirm if this loan was received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9633453984 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  Borrower will make next payment online and set up self service options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5027921733 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in to make a payment to account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
6782856969 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The account status was reviewed with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4729130677 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower denied providing financials.  Told borrower offered HHF but declined.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4784593523 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3136748307 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called in to inquire about the servicing transfer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A claim was filed for wind with hail damage that occurred on 03/XX/2017.  The claim was noted as closed on 11/XX/2017 with all funds released and a 100% inspection  received on 10/XX/2017.
9856841155 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  The borrower called in on 03/XX/2018 about the modification reuest; Was adfised about the reamortization that was signed. No indication of a payment made.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5624315456 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Borrower called to get a new 1098 form.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1721667013 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3895226548 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in to make a payment. A payment was processed in the amount of $1915.39.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4871749608 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  Borrower was contacted regarding the July payment.  Borrower is self employed and scheduled a payment for today. Reason for default noted as business failure.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area due to Hurricane XXX noted on
                                           9/XX/2017.  No evidence of damages.
1908677411 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  12/XX/2017.  Authorized party called in regarding the foreclosure sale date of 01/XX/18 and advised the
                    from mortgagor         customer plans to move forward with obtaining a modification. The authorized also advised that documents would be received within the next few days.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2016.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A dispute was filed regarding the credit and payment history  was requested. The servicer reviewed and provided breakdown of all findings.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5296012192 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  Borrower contact updated reason for delinquency, payments are being made by keep your home XXX.
                                           Advised to keep watch on the monthly statements for payments. Late fees will be waived as it is not the borrower fault on payments coming in late.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9636020859 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower inquiry asking if the loan has been transferred.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6284853416 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called regarding the year end statement form 1098.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: On 09/XX/2017 the account noted, the property was located in disaster area due to
                                           Hurricane XXX, no property damage was reported.
3022877142 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower called as was having difficulty making the Western Union Quick Collect payment.
                                           Explained can only make payment by going to Western Union and paying cash. Borrower will go to bank and get certified check.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5716546347 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  Borrower called with account questions related to scheduled payment on account
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
1805307026 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  04/XX/19: the customer called with general account information and inquired why there was a payment increase.  The notes do not specify as to what the reason for increase in payment was.  Customer stated reason for delinquency was illness of borrower
                                           03/XX/19: he servicer completed the welcome call with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area due to Hurricane XXX noted 9/XX/2017.
                                           No evidence of  damages related to the Hurricane reported.
3880238429 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called and stated has 2nd lien on property that is delinquent. Borrower was advised of actions if the lien goes into foreclosure.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1949889784 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  On 12/XX/2018, borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
2619989479 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Customer returned a call. Addressed all concerns. Verified the address and removed bad address.
                                           Advised of the website.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7280706032 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in to confirm payment received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4139689515 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to authorize spouse as third party. 04/XX/2019 Borrower called in about a home equity loan and made a promise to make a payment by 04/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5018987855 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  Borrower called in response to statement received that shows monthly amount due higher than normal.  Servicer advised of late fees on the account and recoverable corporate advance fees.  Servicer submitted a task to reverse funds and apply toward fees
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2012.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2246308177 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower called to request a letter stating they being serviced by the new servicer and that is where payments are being made.  The servicer indicated they will re-send a document sent earlier regarding the transfer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2011.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2011 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3096339567 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The servicer discussed general account information with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4133260044 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 03/XX/2019.  Borrower made a payment.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2017.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower stated they wanted to dispute the interest paid stated on the 1098. Borrower never sent it in writing.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2831542541 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2017.  The borrower was contacted to secure payment. The borrower stated a payment was made online and that their spouse handles the payments. No reason for default was given and the borrower did not have the time to discuss assistance options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8300841749 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower scheduled a payment over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2018 and there is no evidence of reaffirmation.
                                           Missing dated bankruptcy filed from comments
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2794930267 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in for general information regarding the servicing transfer. The agent advised the borrower of the new loan number and payment methods. The borrower stated they would make the payment via the website by 03/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8976668986 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in about the payment being past due on the account. The servicer went over the payment information and provided the total amount due to the borrower. The servicer advised the borrower that the account is due for 04/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1006405569 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  Borr returned the MOD packet and checking to make sure it was received. Adviced the MOD is now complete.  She was told she could continue to make her payments online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
5591430686 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower contacted welcome call completed borrower made a payment of $499.59.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6253724392 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called  inquiring about the 1098 statement
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1208439856 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to make a payment to account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1673550818 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Last contact with the borrower they promise to pay 04/XX/2019 via mail.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7486614157 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  On 08/XX/2018, the borrower called in to verify account status and scheduled a payment over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2422438108 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  The borrower had a curtailment of income but is now resolved the borrower stated they would bring the account current by 11/XX/2017 a payment was scheduled for 11/XX/2017 in the amount of $2737.65.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6307357200 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  Borrower called in to make a payment and request 1098.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8812188309 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2017.  Borrower was contacted regarding the payment.  Borrower stated payment was mailed on 4/XX/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4532597508 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 07/XX/2018.  Notes indicate the borrower called due to having the January 2018 payment reporting on credit bureau as late when in reality is was current. The servicer updated the applicable field to show the reporting status as current.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2019.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Notes indicate that borrower placed a dispute on a credit reporting issue that shows the January 2019 payment as being late when in reality it wasn't. The servicr updated the applicagle field to show loan status of 7/XX/2018 as current.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1681888026 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Borrower called to make payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3218876710 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  The borrower called regarding late charges on account and was advised they were not late.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8061403060 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Spoke to borrower and payment was made on 5/XX/2019 borrower called inbound to return call regarding escrow account Borrower called to see who to make the payment to after 3/XX/14/XX/21/2014 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7319831732 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Comments show borrower called in to process payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7991190476 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6297296987 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Agent spoke with borrower, the agent completed the welcome call and the borrower provided a promise to pay in the amount of $888.18 via the by 6/XX/19. Borrower has question concerning Matic Insurance
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9332178582 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2017.  The borrower called in and was advised of the total amount due and the payment amount due per the repayment plan. The borrower was advised on a payment returned for insufficient funds which the borrower replaced. The borrower was advised to keep the payment arrangement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7998603625 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  The borrower called in regarding a check they received. The borrower was advised the check was an escrow refund.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3729769580 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  A payment had been returned as NSF and the borrower make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2844259325 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  On 10/XX/2017, borrower called in because she received a letter about an un cashed check.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9849902136 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to make a promise to pay $1111.84 by 7/XX/19 via web.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8655305222 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called to request to have PMI canceled.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 12/XX/2012 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1072992013 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The customer called in regarding their bi-weekly request and confirmed a voided check was needed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7758338010 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in regarding loan transfer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7650379270 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  On 07/XX/2018 Borrower called to schedule July payment. Borrower requested to be set up with automatic draft for payments to be withdrawn.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9869773620 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2017.  The borrower stated they do not know when they will be making their payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5051219554 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Last contact spoke to borrower. Welcome call was made. Online payment information was provided.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3432587669 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to make a promise to pay on account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 11/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 12/XX/2014.  The case number XX-XXXXXX
                                           New servicer indicates a New Bankruptcy was filed- no indication that is the case.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9643516795 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called the Servicer to inquire if they provide refinance programs.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2008.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 12/XX/2011 and there is no evidence of reaffirmation.  The proof of claim was filed 09/XX/2008.  8/XX/08 It appears the bankruptcy was discharged 11/XX/12
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2871011386 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  The borrower was contacted to secure payment. The borrower stated their spouse had made a payment via bill pay. The borrower stated the reason for default was due to car repairs.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2493497327 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
8560991388 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  6/XX/2019-Notes indicate the borrower scheduled a Promise to Pay payment for 1555.68 effective
                                           6/XX/2019. The agent advised of the payment confirmation number.

                                           The borrower called in and made a payment in amount of $1555.68 and was provided with the confirmation number.
                                           The borrower inquired as to why there is a $19.00 fee to make payments over the phone. The  agent stated to make payments two months in advance to save money each month.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 04/XX/2011 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3021762329 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [2] Payoff has been    05/XX/2019.  Notes indicate the borrower called to get payoff information. The agent provided an estimated
                    requested within the   payoff. The agent proceeded to order a payoff with an estimated payoff date of 5/XX/2019.
                    last 60 days
                                           Outbound call to the borrowers regarding the payment and spoke to the co-borrower. Agent advised the last payment posted 12/XX/2017 and provided the total amount due. Co-borrower stated borrower makes the payments and lives at the property.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3790615004 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower stated that they need help making their payment online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9544127026 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower sent a message to message center requesting there 1098 + 1099A forms where can I access them message center responded to message.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1499788771 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in and scheduled a payment in amount of $983.75 for 6/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2017.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is performing under plan.
                                           The proof of claim was filed 02/XX/2018.  Unable to locate case number XX-XXXXXX
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1959214244 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2017.  Borrower called to make a payment and schedule a 2nd payment.  Discussed RFD business failure.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9425318176 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower contacted stated they will make a payment on Thursday advised they will have access by than.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7857217622 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1994317289 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
8789638699 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8884002996 2        [2]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Active          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    insurance claim but    02/XX/2019.  An authorized third party called to request 1098 and 1099 forms to be resent.  Third party was
                    unclear who holds      advised loan is being transferred.  The borrower is deceased and third party previously stated on 12/XX/2018
                    funds or covered by    they are attempting to sell property.  Borrower is deceased and
                    bid                    Executor/XX/11/XX/19/XX/15/XX/29/XX/11/XX/02/XX/12/XX/20/XX/10/XX/17/XX/05/XX/18/XX/31/XX/12/XX/30/XX/16/2017
                                           indicated the check was endorsed and the claim regarding the hail damages was closed.
                    [1] Mortgagor Deceased
                    - Executor/Heir exists
                    to dispose of
                    property; identified
                    and documented
7929877576 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2015.  Borrower called to schedule a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6652394042 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  Borrower called in to inquire if he was paying pmi. Advised borrower he was not paying pmi.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8273615989 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   05/XX/2019.  Borrower contact, verified, QA statement and mini miranda given  Borrower is deceased and
                    and documented         Executor/XX/24/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2658187313 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  09/XX/2018.  The borrower stated that she was having trouble accessing the website. The agent assisted and the
                    from mortgagor         call ended.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2016.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A credit reporting dispute was received and resolved the same day.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7360159327 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 03/XX/2019.  The borrower called in to set up a payment and noted borrower disputed payment amount.  Only contact noted in 3 years.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Servicer noted borrower disputed payment amount.  Servicer went over account and borrower set up payment.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
4018351929 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2013.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The proof of claim was filed 08/XX/2013.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
8232155162 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in and made a payment to account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4470462669 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2017.  The borrower called in for the address to mail a payment and stated they would be sending a payment on the amount of $917.47.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2888312518 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  03/XX/2019- Borrower called regading a name change and inquired regarding Seterus fees. PTP
                                           04/XX/2019
                                           9/XX/2017-  Borrower spoke with agent discussed payment change to $860.29.  6/XX/2016-  Borrower and agent discussed possible HAMP Modification was advised of process and required documents.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7622157243 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  On 10/XX/2018 Borrower called to inquire about escrow payment. Borrower wanted to confirm was making the payment correctly. Borrower inquire about plan where extra funds are applied to escrow. Borrower was advised an acknowledgement letter will be sent out in reference to the escrows.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4515387537 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Spoke with the Power of Attorney on the account who stated the payments are being handled by a trust company.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8137379531 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The authorized third party with insurance company calling due to two payments received in the amount of $754.15 and here is only 1 property with 2 policies. The representative transferred to the insurance department.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
4054359213 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  borrower wanted to know what the account number for Mr. Cooper Adv non-auth that would have another account- call disconnected
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1957848633 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  ON 06/XX/2016 the borrower called to discuss making a payment on the loan. On 06/XX/2016 the borrower called in to make a payment arrangement. On 06/XX/2016  the borrower called to set up a payment plan and schedule payments. On 08/XX/2016 the borrower called to change the schedule date for his payment coming out. On 08/XX/2016 the borrower called in to see if payment has processed yet. On 10/XX/2016 the borrower called in to schedule payments. On 10/XX/2019 the borrower called in to reschedule his payment date. On
                                           10/XX/2016  the borrower called to reschedule his payments that are set to come out this week. On 11/XX/2016 the borrower called to reschedule payment date. On 11/XX/2016 the borrower called to reschedule the date the next payment is coming out. On 12/XX/2016 the borrower called to make payment arrangements. ON 12/XX/2016 the call disconnected during discussion. On 01/XX/2017 the borrower called to make payment arrangements. On
                                           02/XX/2017 the borrower called to make a payment. On 03/XX/2017 the borrower called to make payment arrangements. On 04/XX/2017 the borrower called  to setup payment arrangements. On 05/XX/2017 the borrower called to setup payment arrangements. On 06/XX/2017 the borrower called to setup a payment. On 07/XX/2017 the borrower called to discuss payments. On 07/XX/2017 the borrower called  to inform a ire will be coming in for the mortgage payment. On 07/XX/2017 the borrower called to inform of a incoming wire for the payment. On
                                           09/XX/2017 the borrower called to setup payment arrangements. On 11/XX/2017 the borrower called to ask is he could wire payments and to let the bank know he is going to be on duty for 9 months. On 12/XX/2017 the borrower called to inform she will do wire payment on
                                           12/XX/22/XX/05/XX/15/XX/03/XX/18/XX/20/XX/12/XX/09/XX/15/2019 the borrower called to check on payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3129846103 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  The borrower was advised of total amount due, the borrower inquire about billing statement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7624142660 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called about auto pay, promised to pay $1801.23 by 3/XX/19 via web
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5723941248 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in and stated that borrower is trying to take funds twice from account...looked into account. Borrower has ACH debit but on 06/16 someone logged in at 9:00 am and made another payment. The representative called the bank who stated that both drafted the account in the amount of $1044.55 which caused a non-sufficient funds for $35.00. The bank further stated would assist with fee's and getting the funds back.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7134703618 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2016.  outbound call to borrower to discuss payment due for November 2016, however unable to call reach borrower and call was disconnected
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX. No damages were reported.
8405176882 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
9886161506 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2016.  The borrower called to inquire on incentive letter.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9773897535 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  On 03/XX/2019 Borrower called and made a payment. Borrower was provided with know your options for available assistance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5004123784 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower called to inquire why the loan is due for 2 months.  The borrower was advised that the payment on 11/XX/2018 was returned due to incorrect banking information.  The servicer expressed concern that the borrower is making the payment at the end of the month after modifying the loan in August.  The borrower stated it was a limited hardship but was not willing to discuss options and will make the payment online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2668457573 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2017.  Borrower called in and wanted to confirm when escrow change went into effect. Agent advised went into effect 7/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4972089725 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      12/XX/2018.  The borrower states that she sent a payment in in the amount of $1071.11 indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower stated on 09/XX/2017 had minimal damage due to Hurricane XXX and is paying out of pocket for repairs due to high deductible.  There was flooding that came up through the back patio.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
9543798132 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower scheduled a payment over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4932374271 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Customer called to find out about the billing statement. Stated that we drafted out the payment on 03/XX/2019 and will drafted out on the 10th of every month
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
7183625410 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  Borrower called in to inquire about the year end tax form information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2015.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2016 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2971178360 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The servicer completed the welcome call and discussed payment information, billing, payment options, website information and disclosures.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Hurricane comments noted on 10/XX/2017, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.
1570548585 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in and made a promise to pay $959.61 scheduled 4/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7034810264 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  Borrower called and one payment in the amount of $807 was processed. Borrower asked for one time courtesy not to pay processing fee.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1978529333 2        [2] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Active insurance claim PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    but unclear who holds  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    funds or covered by    05/XX/2019.  The borrower called in to file an insurance claim due to roof damage to the subject property.
                    bid                    EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    [1] Damaged Interior - FORECLOSURE: No evidence of current foreclosure activity.
                    Active insurance claim BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    and funds held by      LITIGATION: There is no evidence of litigation on the file.
                    servicer with          TITLE ISSUES: There is no evidence of title issues.
                    indication of related  PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  The borrower
                    contractor bid         called on 05/XX/2019 to report a claim for water damages caused on 03/XX/2019. The borrower advised the roof
                    sufficient to cover    was damaged which led to carpet and wiring damage. The claim was classified as non-monitored. A check for
                    repairs                $2,518.22 was received on 05/XX/2019. However, the check was sent back to the borrower stating it needed to be reissued from the insurance company due to it did not contain either the servicer or investor's name on it.
                                           The comments on 06/XX/2019 referenced a new check has not yet been issued. The status of repairs were not provided.  The damage repair amount is estimated at $2,518.22.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2119710480 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
1501723245 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in regards to billing statement
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6803844926 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The customer called in inquiring about refinancing.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5649703275 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to inquire if their ACH transferred and was advised it did. Associate completed the welcome call. Comment dated 02/XX/2019 borrower called to inquire about the service transfer. On
                                           09/XX/2016 borrower called regarding their billing statement is showing 2 months due. Associate explained the new billing and advised borrower loan is current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1406046287 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called and went over billing statement online access
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1377067423 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  On 05/XX/2019 Borrower called to discuss loan transfer information. Borrower scheduled payments and was provided with know your options for available assistance. Welcome call complete.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2338333158 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2347710943 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called to make sure ach was activated.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9171061744 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The customer was informed the document sent out was a welcome package. They spoke about a refinance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2466763649 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  Borrower called in with lien position questions
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2203454025 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2016.  On 09/XX/2016 Borrower called to inquiry about payment that is going to be returned. Borrower was advised to reschedule payment. The borrower rescheduled the payment on the call. The borrower is interested in loan Modification. The Loss Mitigation package was sent out to the Borrower to complete.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3201549683 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Third party called in to get a copy of the note and promises to make a payment via the web. she was advised that an escrow analysis was ran and the payment will be $680.18, going forward.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4399974917 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to inquire about the insurance payment. The borrower was advised the insurance payment increased.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6223376563 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  The borrower was advised of total amount due and inquired about why monthly payment increased and was advised it was due to escrow analysis.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7001353752 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called to make a payment of $3958.40
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4264470722 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2016.  The borrower called in to inquire why they received a statement showing two payments due and was advised the servicer had changed the billing cycle.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 11/XX/2013.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8582135135 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  Borrower called stating they need a loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8704987276 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   02/XX/2019.  Authorized party called on 02/XX/2019 and was explained fiduciary documents from court were neeed
                    and documented         to move forward,  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6485269779 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
5089745424 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to make a payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is filed/XX/06/XX/28/2018
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. XXX Wildfires,
                                           Flooding, Mudflows, and Debris Flows (DR-XXX) Amendment 2 declared on 01/XX/2018. No damages reported.
5588593549 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The customer called in about insurance department for payment information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9252983493 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6825859782 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called in and scheduled a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5917549119 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2016.  The servicer advised the borrower of the total amount due, grace period, due date, company's website, expectations, consequences and the next steps.  The borrower scheduled a payment over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8341181689 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2920573609 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
7291938517 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  05/XX/2019.  Borrower scheduled a payment for 5/XX/2019.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower is disputing account information through XXX. The servicer reviewed and responded to dispute indicating account information matches as reported.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2479290154 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2017.  Borrower called in to inquire about fees on account
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7462984173 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  05/XX/2019.  On 5/XX/2019, an authorized third party called in to request a payment history.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2019.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower submitted documents as evidence of proof of payment.  The servicer reviewed the documents in their research process and responded to the borrower on
                                           4/XX/2019, with a finding that all payments had been applied. Borrower authorized 3rd party, Attorney firm to represent them.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4051230998 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Last contact with the borrower they stated made payment via IVR. Borrower also discussed principal balance and was advised may not be the exact amount. Borrower stated they wanted a payoff letter.
                                           Borrower was advised could be five to seven days. Discussed modification and how many years are left on the loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7588863057 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  05/XX/2019- Borrower called to make payment. Requested fax number to send documents changing her surname.
                                           01/XX/2019-the customer was contacted and given the total amount due, the customer stated that the reason for the late payment is due to the government shut down.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5500940663 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  Commentary states borrower called in to make a payment on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 08/XX/2011 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1969575420 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  The borrower called in regarding her 1098 and was directed to the online portal to down load it.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1805967569 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in to check on last payment received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 09/XX/2017 Property ius located in a disaster area due to hurricane XXX. No damages noted.
5683049876 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   12/XX/2017.  the customer was contacted and stated the payment had been sent  Borrower is deceased and
                    and documented         Executor/XX/03/2008.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4739184439 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7844339974 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The customer called in regarding escrow inquiry and welcome call completed for the account. The rep also provided the know your options site.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5872512960 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6310567297 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower disputed late fees and property inspection fee.  Agent advised they transferred from prior servicer.  Borrower requested waiving late fee, and agent waived as a courtesy.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3687572249 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Notes indicate the borrower called regarding the 1098 year end tax form for year 2017. The agent advised the borrower of information from 2018. Also advised of the servicer website and set up ACH payments for the 14th of each month.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7801915973 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The customer called because they did not have the account number to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2230979581 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in to schedule a payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1826798246 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called for the account status. The Welcome Call was completed and payment option information was given.  Borrower information was updated.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2011.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 12/XX/2012.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A FEMA disaster was noted on 9/XX/13.  No damages were noted.
3035903737 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  The agent confirmed receipt of the payment and discussed the recent modification.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2011.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 05/XX/2012.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7444802977 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called to inquire why payment increased.  Agent explained the increase in the escrow and the payment raised.  Borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9799272149 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 01/XX/2019.  On 01/XX/2019 the borrower called to have attorney removed from account.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower thought the loan was current. A written dispute resolution was sent out and no further dispute notations.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is not available in the information provided.  There are notations that a bankruptcy happen and was terminated/dismissed. Unfortunately there is no file number or actual dates.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9481106520 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  06/XX/2018 - talked to borrower - requested payment as previous payment was returned by bank.
                                           Borrower promised to make a payment ... then call dropped.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2012.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2017 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5918217257 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  The borrower had concerns and requested a payment history.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8198494262 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to get escrow analysis. The representative advised of 60 day period will be updated prior to June 1st. The borrower wanted the cushion removed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to a hurricane noted on
                                           09/XX/2017.  No damages were reported.
5131667054 1        [1]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Active          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    insurance claim and    06/XX/2019.  Other party called to verify the name on the loan.
                    funds held by servicer EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2016.  The dispute type is Verbal and the reason
                    with indication of     is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is related contractor bid closed.  credit dispute
                    sufficient to cover    REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    repairs                FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    [1] Verbal Dispute -   LITIGATION: There is no evidence of litigation on the file.
                    Servicer responded and TITLE ISSUES: There is no evidence of title issues.
                    appears issue is       PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                    closed                 A claim was filed for hurricane damage that occurred on 09/XX/2017.  Roof and water damage was reported on
                                           09/XX/2017. A settlement was received on 07/XX/2018 in the amount of $35921.70. The initial contractor did not complete the work and the borrower is searching for a new contractor and is pending the release documents from the prior contractor.  The damage repair amount is estimated at $35,921.70.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
3640233229 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to make a double payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 09/XX/2016 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4803544999 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Comments show borrower contact regarding loan status and payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4134654532 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Demographics verified.  Promise to pay made.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2063748176 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9232478269 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called upset about servicing transfer. Went over transfer information, customer hung up before could complete recap.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6521439859 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2017.  03/XX/2017 - Talked to borrower - verified account information - RFD - curtailment of income -
                                           had insurance questions
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1833825701 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  06/XX/2019- Borrower called to schedule payments for 07/XX/2019 and 08/XX/2019
                                           03/XX/2019-Borrower called in to find out if payment had been received.  Advised not yet.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3807119745 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  06/XX/2019.  The borrower called in to schedule a payment in the of $1012.02 for 7/XX/2019. The servicer
                    from mortgagor         advised of the fee if processed over the phone. The borrower made payment online.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputed credit reporting. Servicer updated payment history and issue appears to be resolved.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017; no evidence of damages.
5820493584 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The borrower was contacted in regards to potential disaster assistance. The borrower stated they had not been affected.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Notes dated 11/XX/2018 make reference to a natural disaster in the area of the subject property. No damage was indicated.
1848219888 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in to iqnuire about 1098 tax form and to schedule a payment on the account. The welcome call was completed at this time.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8567591400 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
9563515166 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Borrower called and scheduled payments for 10/XX/18, 11/XX/18, and 12/XX/18.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4918269365 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower wanted to make sure his money gram payment was processed. Servicer advised due for
                                           06/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5708768560 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower calling due to issues online, having trouble resetting password. The borrower has correct username and email and not locked out. The representative suggested password reset process. The borrower wanted to pay by phone and representative asked for the $5 fee. The representative verified name of bank, last 4 of acct number, authorized signer, name as it appears on the checking account, loan number, and mailing address. The representative provided the borrower with the confirmation number via email.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1398679406 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4815051021 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Third party called in to get mortgage clause for insurance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4687132584 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  inbound call from borrower to request new account number and also to inquire what payment option borrower had
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1203524912 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  3rd party called to make a payment on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6150938505 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9249605597 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The servicer made a welcome call to the borrower and discussed billing, payment options, website information and disclosures. The servicer updated the borrower's contact information. The borrower scheduled a payment over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1508844478 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  06/XX/2019 inbound call borrower inquiring about escrow account

                                           The servicer made a welcome call to the borrower and discussed payment information, 1098 tax form, payment options, website information and disclosures. The servicer stated will send the 1098 form once the loan boards onto the system.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2016.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2016 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7008169016 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  The borrower called in to discuss options for selling the property.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
6585516209 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called in for February payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5429664724 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borr called asking if the new servicer would continue to escrow for and pay the ground rent for her property.  was told if the property is leasehold than borr would need to pay that directly to the trustee.
                                           Customer is upset about this was transferred
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7262526193 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  the customer called to confirm receipt of the modification
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6363689970 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called to get information with payment as they sent payment to prior servicer as they did not know about the trasnfer. Associate advised they have 60 days with no late fees or credit hits and completed the welcome call. Comment dated 06/XX/2018 associate made contact with borrower who advised spouse would be making payment today. Associate asked if they would be paying the total amount due and borrower stated they did not know. Associate clarified the amount that would be paid, $1,673.00.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8665103135 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      05/XX/2019.  Comments from 10/XX/18 indicate borrower called for assistance with website login. Borrower also indication covered by  requested a copy and review of the 1098 form.
                    insurance              05/XX/2019 - borrower called to verify check status
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower called on 09/XX/2017 advising the back porch was damaged by Hurricane XXX. The borrower advised they filed a claim and the home was livable. The borrower also indicated on 02/XX/2018 they were working with the insurance company to get their roof repaired. A call was made to the insurance company on 03/XX/2018 regarding the status of the claim. The agent advised the claim was closed due to the cost of repairs were lower than the deductible. There was no evidence the repairs were completed.  Property repair is in process.
                                           The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX.
3837235012 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower inquired about getting ACH set up and payment in the amount of $1485.69 scheduled for
                                           05/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8510011695 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called about payment not debiting from checking account.  Borrower was advised payment posted and to contact bank since it has been more than 7 days.  On 06/XX/2019 the borrower called to discuss the billing statement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2012.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2012 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4722904738 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The borrower spoke with an agent and stated that they fell behind due to excessive obligations.
                                           The agent reviewed the total amount due. The borrower advised they would be making the payment on the 12th of this month and will make the payment online. They reviewed that a payment had just been made October 4th for the September payment. The borrower stated they just had a large repair bill on their car which was $4500.00 and they didn't want to have a new car and just wanted it to get fixed. The agent also reminded the borrower of the recent modification.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3599780176 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Borrower called to get payoff information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3949787051 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  the customer was contacted and the welcome call was completed, know your options payment options covered and a payment was provided
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4223298374 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  04/XX/2019.  04/XX/2019 inbound call general account information discussed from mortgagor
                                           Borrower called to make a payment on the account.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputed credit history during bankruptcy.
                                           Servicer updated payment history and issue appears to be resolved.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2017.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7276634300 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 03/XX/2019.  The borrower contacted the servicer via message center stating is interested n adding someone to the deed and how would go about doing that. The servicer responded to borrower via message center advising to add a name to the title or deed you should contact your county recorders office for information. The agent also noted that updating the deed will not update the names on the loan or change the party responsible for payment of the loan.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2016.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower is disputing that the account is past due and stated should be current. The borrower stated has been having issue with prior servicer. The agent advised that the loan was transferred over one month behind in payments. The comments on 09/XX/2016 stated the issue was resolved.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 11/XX/2017 indicated the property is located in a disaster area due to Hurricane XXX. The borrower called on 12/XX/2017 to initiate a claim for wind damages caused by the hurricane. The claim was classified as non-monitored. The claim check was released to the borrower on
                                           12/XX/2017, and the claim was closed at that time.
4744072291 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2017.  Authorized third party called in stating that they are no longer the attorney for the borrower.
                                           Servicer removed attorney info from the loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
9255722304 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to set up auto payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4455580586 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The borrower was contacted to secure payment. The borrower advised that payment had been mailed on 11/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2870180096 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  The borrower called to advised documents were sent.  The servicer advised it could take a couple of week to finalize the loan modification.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1656497560 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Last contact with the borrower they called in to set up payment for 05/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in an area impacted by a FEMA disaster (wildfires 11/XX/2012.
1023289391 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower couldn't complete full call as he was limited on time but made April payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
                                           ADDITIONAL INFORMATION: NA
6436867839 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  6/XX/18-Borrower discussed changing homeowners insurance to see if lower the premium will reduce her payment.

                                           04/XX/19-The Borrower called regarding the insurance not being paid
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1945427966 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in and stated they had been online to make a payment and the account showed a bankruptcy status. The borrower stated the bankruptcy was completed in February. The borrower was advised of the amount in suspense and the next payment due 04/XX/2019.  The servicer advised them of knowyouroptions.com.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The proof of claim was filed 07/XX/2013.  A motion for relief was filed 01/XX/2015.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: There was an insurance claim filed and closed on 10/XX/17.  The property was impacted by a disaster (DR-XXX) around 6/XX/17.
7866550654 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  The borrower called to request password reset assistance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1892054378 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    requested within the   PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  04/XX/2019 - Borrower called needing 1098 from 2017
                    [1] Verbal Dispute -   EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2016.  The dispute type is Verbal and the reason
                    Servicer responded and is Flood dispute..  The dispute is resolved and the status indicates Servicer responded and appears issue is
                    appears issue is       closed.  Borrower was disputing they were in a flood zone.
                    closed                 REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8987809000 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    requested within the   PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Contacted borrower for welcome call.  Provided general account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
3274721951 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower processed a speedpay payment in the amount of $1,021.12.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6349081732 2        [2] Damaged Interior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Active insurance claim PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    but unclear who holds  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    funds or covered by    06/XX/2019.  The borrower called on 06/XX/2019 to inquire about a possible refinance.
                    bid                    EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  water damage
                                           The damage repair amount is estimated at $8,000.27.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: On 06/XX/2019 the borrower called to report a claim for water damages caused on
                                           04/XX/2019. The claim was classified as non-monitored. A check for $8,000.27 was received on 06/XX/2019. The funds were endorsed and released to the borrower on 06/XX/2019.
2227058116 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in to get help registering his account on the website.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4744417526 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  On 10/XX/2018, the borrower called in to verify account status and promised to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5569000561 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Contact with the borrower resulted in a payment of $1053.70 made with the agent.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property affected by Natural Disaster due to Hurricane XXX on 10/XX/2016 and Hurricane
                                           XXX on 9/XX/2017, no damage noted.
2760158001 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  New customer welcome call. Provided new account number, reminded borrowe was due for Feb and Mar.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9673354902 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Last contact with the borrower they stated had death in the family. Borrower stated will schedule two payments. Borrower had to leave the country and pay for funeral arrangements. Borrower was also advised of the modification option. Borrower stated is self employed and usually has to wait to get funds. Payment was set up for 10/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9490662592 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1068083595 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  On 05/XX/2016 the borrower called to see why they were being called and informed that the payment was made today. On 08/XX/2016 the borrower called to make payment arrangements. On 07/XX/2018 the borrower called to discuss the insurance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3279017618 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   01/XX/2019.  Spoke with borrower advise calling to check on state of final documents. Borrower stated sent
                    and documented         them again back in  1/XX/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
8215137888 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3733878887 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  Commentary states borrower called in regarding letter received about uncashed check. A check request was reissued for the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4904130284 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to discuss insurance information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9043759867 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6527077649 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower scheduled payments for 04/XX/2019 and 05/XX/2019 and requested a 4-month repayment plan.
                                           Borrower agreed on a 4-month plan from April to July.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3097527990 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2010.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 10/XX/2010.  The proof of claim was filed 07/XX/2010.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8633549684 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Spoke with borrower, borrower called in to make a payment iso $745.29 on 6/XX/19
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3233825958 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called to make payment and get information on automatic payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7174470621 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in and inquired about the escrow shortage advised that the taxes and insurance have increased customer also made a escrow shortage payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4050515216 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called for a copy of the deed to the loan.  The representative replied that the document was not on file at the time..
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7351024383 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  Lender advised of the change in the payment amount starting 12/XX/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7335248754 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in regarding letter of default received. Agent advised loan is current and due for July.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7766804188 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3831191634 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  04/XX/19: servicer provided customer with account number
                                           03/XX/19: Borrower promised to pay $2434.87 by 4/XX/19 via IVR
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4088151455 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called to make a payment on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2176640741 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called to get amount due.  Borrower was advised of payment increase due to the escrow but no analysis on file to see what caused the increase.  The borrower was advised no late fees being assessed for this month and next month.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA disaster area on 9/XX/2017 due to Hurricane XXX. No damage reported.
4486221806 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called to secure payment of $1,918.38 will be mailed out.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8823009778 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  03/XX/19: Borrower called with general account info and specifically inquired if their ACH with previous servicer would transfer to the new servicer.  Borrower was informed that the ACH would transfer.
                                           Borrower had no additional questions/XX/07/XX/08/XX/24/2009 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8770258664 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Inbound: Authorized third party requested payoff quote
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017; no evidence of damages. Prior damage claim was closed 06/XX/2017.
4181651181 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called regarding April payment, servicer completed welcome call information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3552282405 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Call received from borrower regarding the letter stating they do not have insurance when they do.
                                           Call was transferred to hazard claim/XX/07/XX/11/XX/05/XX/069/2018.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8606883510 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The a3p wanted to schedule a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5147475303 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    requested within the   PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower advised they got locked out of the account and needed assistance with resetting the
                    [1] Written Dispute -  password. The password wad reset and the borrower made a payment for $1,046.11.
                    Servicer responded     EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2019.  The dispute type is Written and the within 60 days and no  reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 further communication  days and no further communication from mortgagor.  XXX Credit Bureau reporting dispute.
                    from mortgagor         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2016.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2016 and there is no evidence of reaffirmation.  The proof of claim was filed 09/XX/2011.  A motion for relief was filed 12/XX/2011.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
3712909627 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Borrower called to request a copy of the tax form, advised can download.  ACH set up for 1st.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8811808418 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Comments show borrower called regarding loan status and payments, payment processed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9484490343 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  On 7/XX/2018, the borrower called in to advise that a check was mailed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9531243709 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  6/XX/2019-Notes indicate the borrower called to schedule 2 Promise to Pay payments for $976.31 each effective 6/XX/2019 and 7/XX/2019.

                                           inbound call from borrower to to discuss hardship plan. loan servicer advised F/B plan puts a hold on foreclosure due for 6 months to allow homeowner to get finances in order. Borrower stated will look forward to refinancing after Forbearance plan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1548964716 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9181934794 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  On 05/XX/2019 Borrower called to schedule a payment and to inquire about the grace period.
                                           Borrower was provided with know options for available assistance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area due to Hurricane XXX noted 9/XX/2017.
                                           Damages noted and claim closed.
3448548490 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in for their account number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1250256337 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  Attorney called to check the status of the loan modification agreement.  Servicer confirmed April payment on 5/XX/18 and that it may take up to 30 days after receipt for the docs to be created
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6431233293 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  Borrower called in and was advised of amount due.  Borrower going to send payment overnight today.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6151789044 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2017.  The servicer advised the borrower of the total amount due, grace period, due date, negative credit reporting, expectations, consequences and the next steps.  Borrower made a payment over the phone. The reason for the delinquency was due to curtailment of income.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2010.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2015 and there is no evidence of reaffirmation.  The proof of claim was filed 10/XX/2010.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3560166164 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  Borrower called to schedule a payment, had thought it was scheduled. Requested waiver of late fee.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4219084516 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  On 10/XX/2018, an authorized third party called and said that they are locked out of their account on the website.  The party stated that they would like to set up October and November payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9537391364 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  The borrower called in and stated they wanted to be sure they had funds in their account before the scheduled payment processed. The borrower was advised the payment would be processed later in the day and
                                           f the payment was changed they would be subject to a late fee.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4449310327 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in regarding loan transfer to new servicer. The servicer conducted a new customer welcome call provided online payment information, escrow disclosure and answered questions and concerns.
                                           06/XX/2019 - Borrower called regarding escro deposits - promises to pay $527.13
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2014.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The proof of claim was filed 11/XX/2012.  On 12/XX/2012 the servicer uploaded  court filed executed reaffirmation  agreement from completed chapter 7. Commentary note dated case terminated 5/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3048483085 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1]                    03/XX/2019.  The borrower called on 3/XX/19 to verify the automatic payment withdrawals transferred from the
                    Damaged/Occupied/FEMA  other servicer.  The representative advised that it should have transferred but to wait until the end of the
                    Zone - Active          month to confirm the payment withdrawal.  The borrower was asked to call back if it had not been drafted.
                    insurance claim and    EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    funds held by servicer REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    with indication of     FORECLOSURE: No evidence of current foreclosure activity.
                    related contractor bid BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    sufficient to cover    LITIGATION: There is no evidence of litigation on the file.
                    repairs                TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  A claim was filed for water damage that occurred on 02/XX/2019.  Claim funds in the amount of $6000 were received on
                                           06/XX/2019.  The legal document was received on 06/XX/2019 regarding the settlement with a request to endorse and release the check.  Claim funds have not been released.  The damage repair amount is estimated at
                                           $6,000.00.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A FEMA disaster was noted on 4/XX/16.  No damages were noted.
4486256834 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  10/XX/2018 - Talked to authorized 3rd party - confirmed receipt of most recent payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property located in disaster area for Hurricane XXX 9/XX/17.
8237246571 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Commentary states borrower called in regarding call from servicer. Borrower advised of reason for default and scheduled payment on the account. 06/XX/2019 Borrower's nephew made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3398359944 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2016.  Borrower follow up on refund for over payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6757914447 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to make a payment on the account and went over welcome call information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2068159283 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  On 04/XX/2019 Borrower called to schedule a payment. Welcome call complete.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: An insurance claim for water damage was closed on 07/XX/2018 as 100% of the repairs were reported completed and recovery funds totaling $14,013.12 were released.
8055094364 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to inquire about bill pay info and website payment information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1823742081 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called and made a promise to pay $376.16 by 3/XX/2019 via web borrower stated reason for default is excessive obligations.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5248163822 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Th borrower called to schedule payments for 03/XX/2019, 04/XX/2019 and 05/XX/2019. The last contact with the borrower was on 05/XX/2019. The borrower made payment arrangements for June 2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2715466141 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in regarding escrowed insurance company. Borrower advised agent that the payment that was sent in was wired and insurance company does not accept wire payment and wanted to know how to have payment resent.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7381630796 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  Borrower advised that they want to go back to make the payment online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4539599572 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower contact, verified occupancy, has already mailed payment offered to set up installments, borrower declined and will continue to mail all payments. Advised collection calls would continue until the payment posts. Directed borrower to the seterus.com website.
                                           05/XX/2019 - borrower called with a promise to pay $952.44 - borrower stated there was a tornado in the area knocking down trees by their house
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1082868946 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called and scheduled a payment of $1,254.47.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7769778433 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called regarding the ACH form.  Rep explained to borrower how to fill out the ACH form.
                                           Borrower made a payment in the amt of $1867.54 scheduled for 4/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7732926291 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The unauthorized third party called in to make their payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3439705383 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 03/XX/2019.  The borrower called in to discuss having the mortgage insurance removed from the loan. The agent provided the servicer criteria.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower is disputing the payment increase due to the escrow. The borrower also stated had provided the new insurance information twice. The agent advised once the insurance information updates in the system and a new analysis is completed the adjustments can be made to the payment,
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA disaster area on 9/XX/2017 due to Hurricane XXX. No damage reported.
8469780750 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2017.  Customer called to see if there was a payment due for July. Advised yes. Advised of self service.
                                           Customer has a 3-unit property and lives in one of the units. Customer declined to secure July payment with
                                           me. Processed payment arrangement. Will Bill Pay $3600 on 7/XX/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5463995646 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Borrower called in to make a payment via Speedpay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4735324780 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The last contact was made on 6/XX/2019, in which the borrower inquired about the website password.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2010.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2010 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was impacted by hurricane XXX as noted on 09/XX/2017. Damage was noted due to the hurricane with a date of loss of 09/XX/2017. 100% of the work was completed as per inspection noted on
                                           04/XX/2018. Per comment on 04/XX/2018, all funds were disbursed and claim was closed.
3499067608 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The servicer made a welcome call to the borrower and discussed billing, payment options, website information and disclosures. The borrower scheduled several payments over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3731125886 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower made promise to pay and  demographics have been verified.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5369698798 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  Borrower called to see why he was charged for making a payment over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 06/XX/2017 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3158331098 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9486720324 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower inquired on insurance information and scheduled a payment for $649.86.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2012.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The proof of claim was filed 04/XX/2012.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Hazard claim initiated in December 2017 due to Hurricane XXX and was closed due to
                                           100% completion on 01/XX/2018.
8571443793 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The customer called to make a payment of $1404.31 and was counseled on the know your options site.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was in FEMA disaster area 08/XX/2017; no evidence of damages.
7900985609 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower inquired on March payment. Borrower stated that it mailed in the last week in March and advised the borrower that it was never received. Missing payment was noted.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9878439202 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2016.  Borrower called to get proof of who much she owned
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6594996723 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called and gave verbal authorization to speak to a 3rd party.  The caller made inquiry as to why the payment has not been posted or withdrawn from their bank account.  The borrower was informed that the servicer has incorrect bank account information and advised the caller to contact their bank with the correct information.  The caller then stated they will make the payment online.  The Welcome Call was completed and borrower information was updated.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5767382826 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 01/XX/2019.  The borrower called in reference to funds in the suspense account.  The borrower started making bi-weekly payments and stated the funds should not be sitting in the suspense account.  The agent advised when the payment is incomplete the funds are placed in the suspense account.  The borrower will send in a copy of the note to confirm the bi-weekly payments.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower stated they have always made bi-weekly payments.  The agent sent task to request plan to
                                           allow bi-weekly payments.   The account was coded to accept bi-weekly payments as noted 10/XX/2018.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7768049754 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called on 03/XX/2019 to make a payment, but the account was still showing that the loan is in bankruptcy, so the call was transferred to the Bankruptcy Department.  The servicer advised them of
                                           knowyouroptions.com.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is marital difficulties.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is active.  The bankruptcy was dismissed on 03/XX/2019.  The comments on 03/XX/2019 and 03/XX/2019 reflects an active bankruptcy.  The details of the bankruptcy case were not provided.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6388485885 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2016.  The agent processed a speed payment for the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3036499216 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  An authorized third party called in and inquired on the last payment and was advised the payment posted on 10/XX/2018. The party stated they would mail the payment for 11/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2008.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           The bankruptcy was discharged on 10/XX/2008 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5170201649 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   05/XX/2019.  The co-borrower called in and made a payment.  Borrower is deceased and
                    and documented         Executor/XX/24/XX/23/XX/12/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6091744883 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The last contact was made on 4/XX/2019, in which the borrower called in regards to a hazard claim for the property. There was no evidence of any outstanding property damage as of the end of the review period.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Hurricane comments noted on 4/XX/2019, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.
6941503631 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2017.  2/XX/2019-  Borrower spoke with agent discussed account details agreed to pay $130.48 over the telephone.  1/XX/2017 Borrower spoke with agent regarding refinance to obtain cash out/ equity.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8148469064 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called to inquire about 1098 as has not received to date.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3798354997 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to get their account number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4981824866 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The customer called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4391729195 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called about general account information went over 1098 + 1099 went on to complete the welcome call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2576687554 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  The last contact with the borrower was on 08/XX/2017 to discuss reason for delinquency.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8847759017 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2017.  Last contact with the borrower they had question about escrow shortage since Insurance was changed. Borrower advised if the shortage is paid will payment go down. Borrower was advised it will be need to pay within thirty days.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Commentary dated 09/XX/2017 reflects that the property was located in a FEMA natural disaster area due to Hurricane XXX.  No property damage was cited.
8999573754 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  Comments show borrower contact regarding loan status and payment. Servicer went over payment due and consequences for not making payment, speed pay processed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7468087850 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called about a letter she received, lender advised that the payment and statement crossed in the mail.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5888550467 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
8013827951 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  Servicer processed 3 speedpays for: $1229.29 on 10/XX/17, 11/XX/17 & 12/XX/17
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7137963603 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Last contact with the borrowers wife who called in to authorize payment for November. Processed payment for 11/XX/2018. Previously discussed modification and required documents with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9035969391 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The servicer made a welcome call to the borrower and discussed late fees, payment options, website information and disclosures. The servicer updated the borrower's contact information. The borrower made a payment over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3817110339 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  On 03/XX/2019 Borrower call to schedule a payment and for an explanation of fees on the account.
                                           Borrower scheduled a payment and account was reviewed. Borrower was also provided with know your options for assistance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7248504440 2        [2] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    issue open with active BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    efforts to resolve     06/XX/2019.  Inbound: Borrower stated a check for $2600.00 was sent in but was cashed for $26.00. An email was sent to get a copy of the check to confirm what was written. The borrower was advised that if $26.00 was written on the check then its required to only cash out that amount. The borrower understood and the representative stated will do a follow-up call once a copy of the check is confirmed. Payment scheduled for
                                           07/XX/2019.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is not resolved and the status indicates Servicer responded and issue open with active efforts to resolve.  Borrower mailed in payment for $2600.00 but the check was only processed in the amount of $26.00. Request submitted.  The borrower wrote $26 dollars on the legal line so the servicer could only take $26.  The late fee was waived as a courtesy and the correction request was noted as validated on 06/XX/2019.  The request is pending the receipt of a copy of the check.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6316634721 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  06/XX/2019- Borrower called to make a payment did not want to pay the fee, fee waived as one time courtesy.  Borrower will go online and set up online access for future payments.
                                           03/XX/2019-Outbound call was placed to borrower The following was discussed between agent and borrower
                                           *Payment Secured IAO 2620.57 with processing date of 3-19-19
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9263572417 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Authorized third party contact, needed assistance with online banking. Assisted ATP, assisted successfully. No reason given as the loan is performing.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7162559816 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  borrower called and discussed trial period before modification starts.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9703224873 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2016.  Borrower called and had questions about the re-amortization schedule. Agent explained the re amortization schedule is a recalculation of the monthly payment and provided the correspondence address to sent in the form.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9698035615 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  3/XX/2019-  Borrower and agent discussed account, made arrangements to pay and Know your options site.  Welcome call completed demographics updated amount paid $868.48 scheduled to process 3/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3430373396 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  The borrower called in for their account number in order to make a phone payment. The borrower was advised of the account number and the account status.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
8863619908 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called to make payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7970663306 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  On 4/XX/19 customer wanted to authorize her husband on account and to submit a name change.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1807704212 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called in to make payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8289867763 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower scheduled a payment in the amount of $1,215.17.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6840730263 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called to verify payment posted
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9771511338 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Third party called to see if May payment was made.  Agent advised yes, but June payment was reversed.  Borrower promised to pay by the end of the month.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7848670743 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower inquired about amount due there is a deferred balance due from short payments the last few months but he can pay it in the future went over bi weekly payments with borrower but also advised can pay extra each month.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5261626346 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The customer called to make a payment and inquired about their insurance policy.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
4661179630 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 02/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   04/XX/2019.  04/XX/2019 inbound call borrower calling to confirm March payment was received, advised he mailed
                    and documented         payment in 03/XX/2019, advised he will need to call the bank and put a stop payment on check

                                           The borrower was advised a HAMP modification was denied but servicer is attempting to get approval for a different type of loan modification.  Borrower is deceased and Executor/Heir exists to dispose of property;
                                           identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5660475452 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in to pay the escrow shortage on the account and to make a regular payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5120238011 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  06/XX/19: customer called in to change autopay; servicer sent out forms via mail.
                                           03/XX/17: The customer called due to receiving a letter from their bank stating they paid the installment instead of returning it. They were advised they did not not due to non-sufficient funds. The customer was advised of the know your options website for a list of lenders for refinance. The customer stated they did not know why it got returned as they have the automatic payment set for three days after they get paid. The customer confirmed the banking information and set up  future payments again.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5497030416 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Inbound call with regards to a HAMP modification recast and paperless billing lead was accepted.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2844925433 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  Borrower called in saying they are having issues paying their mortgage since the payment has gone
                                           up. Servicer advised in order to reduce rate they would have to refi.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9799252564 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in for general information regarding the servicing transfer. The borrower was advised the auto pay had been transferred.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7143009013 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  11/XX/2017 - Talked to borrower - advised of amount due - borrower not being cooperative stating payment was made when in fact it was not.  Tried to gather additional information - unsuccessful
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5792449357 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The borrower called to discuss half payments made and request late fee be waived.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8665623725 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  completed SPAY for 1/XX/19, 2/XX/19, and 3/XX/19. The last contact with the borrower was on
                                           06/XX/2019 for insurance purposes.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3439335364 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    requested within the   PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Per commentary date 04/XX/2019,  3rd party called in discussed and clarified payment history and processed payment .
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9281069358 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4503815205 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in to make payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7553842175 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower states that he is no longer represented by an attorney. Borrower has a new insurance company and the agent asked the borrower to send in the mortgagee clause and was provided the fax number to send in the clause.On 06/XX/2019  the borrower was called and said he is sending in the mail a check.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4841569849 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 06/XX/2019.  The borrower promised to make a payment in the amount of $745.02 by 07/XX/2019 via Bill Pay.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2019.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower called in to find out how to have the bankruptcy removed from the credit report so that the payments reported.  The borrower was advised of the discharge and no reaffirmation on file.  The borrower was advised the case would have to be reopened to file the reaffirmation and having the attorney call in doesn't change the process.  The borrower stated on 06/XX/2019 that the home was not included in the bankruptcy.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
2436826496 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The customer stated a third party was going to be making their October payment that is a family friend. The customer had an illness in the family they had to assist wtih.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8704592446 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5665052923 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Comments show borrower called asking how to remove attorney representation from system.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3199377852 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in for inquiry on maturity date and why it went out to 45 years. Modification was completed in 2012 and that the payments was suppose to change in 2 years. Borrower gave promise to pay on
                                           0312/2019 via the web. Provided welcome call completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9079525479 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2017.  Borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
3799283730 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Commentary states borrower called in regarding the automatic draft and document request.
                                           04/XX/2019 Borrower called with questions about transfers and refinance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9506723290 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 06/XX/2019.  The customer called about email received. They were informed it was a marketing email.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower called in regarding a payment increase. Servicer advised since there was no escrow analysis advised to wait but a request for research was sent.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.  No damage was reported.
1042190911 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  On 09/XX/2018 Borrower called to set up payment for escrow shortage. Borrower was advised payments will decrease starting 10/XX/2018. Borrower stated will make a payment online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5923631628 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Borrower called and stated was not aware the payment had increased. Borrower stated will make the difference of the payment online today.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1380502791 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower called to get 1098 information and servicer's tax ID number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2007.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2008 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017; no evidence of damages.
6666478037 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 02/XX/2019.  Borrower called about PMI and principal and escrow/XX/23/XX/2/XX/15/XX/05/2017.
3612869988 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
1622946540 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2016.  Borrower called to schedule payment since check that was received has a stop payment on it.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2889687942 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2017.  Last contact with the borrower discussed their payment changes and went over the terms. Borrower asked why the payment changed advised of the modification. Borrower was advised of the payment due date and grace period. Borrower did agree to make payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7550143005 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3657176245 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  The borrower called the servicer to have the password re-set.  Borrower is deceased and
                    and documented         Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5817796240 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  6/XX/2019-Notes indicate the borrower called to schedule a Promise to Pay payment for $1287.18 effective 6/XX/2019.

                                           The borrower provided insurance info.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 08/XX/2017 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9602219058 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  On 5/XX/2019, the borrower called in about their upcoming payment and was educated on when that payment would be considered delinquent.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6710765943 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  The borrower called about Hazard insurance pricing.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6042963149 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in and a payment was taken in the amount of $1300.00 for 03/XX/2019. The billing statement was discussed and the borrower provided third party authorization for their spouse on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2010.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           The bankruptcy was discharged on 12/XX/2010 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8206067473 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Customer called to make payment in the amount $2184.46 for 03162019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
8846091095 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  On 10/XX/2018 Borrower was called in reference to payment due. Borrower stated reason for default was damage to property from flooding. The issue was resolved. Borrower stated will make a payment 10/XX/2018.
                                           Borrower was advised of late fees due. Borrower stated will start making payments within grace period.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5828613966 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called and wanted to make sure the auto pay was set up correctly advised it was but if she wants to change from the 8th to the 15th she would have to go on line and manually set up the auto pay for the 15th to be drafted in June.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3742771605 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  The borrower called in with a third party and inquired in the payment. The customer was advised how to read the billing statement and advised on sending in third party authorisation.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2952558158 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area due to Hurricane XXX 9/XX/17. No damages were reported
4493797596 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  3/XX/19-Spoke to the borrower and advised of the servicing transfer.

                                           06/XX/19-The borrower called questions the $25 fee. Informed the borrower it was from a NSF, requested the fee be waived.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7899066387 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Authorized third party inquired on refinance application.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
1665742631 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  6/XX/2019-Notes indicate the borrower called back to schedule a Promise to Pay payment for
                                           $2586.03 effective 6/XX/2019. The agent advised of the payment confirmation number.

                                           Borrower called to make a payment of $2,586.03.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5123546304 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir
                    property; identified   exists to dispose of property; identified and documented.  The date of death is unknown.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
6853466793 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower was contacted and advised on the final modification documents that need to be returned. The borrower will mail the documents 01/XX/2019. The borrower stated they would make payment through bill pay on 02/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5577141000 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  The borrower called to verify receipt of payment and asked about the large increase for insurance. The borrower was advised to contact their insurance company.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8303793465 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Borrower called in to verify if ACH was active.  Agent advised if loan is delinquent, ACH is not active and if loan is current, it is.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
2826073035 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Notes indicate the borrower called to schedule 3 SpeedPay payments for loan account in the amounts of $951.71 each effective 1/XX/2019, 2/XX/2019 and 3/XX/2019. Agent advised the borrower of their payment confirmation numbers.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2016.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is dismissed.  The proof of claim was filed 03/XX/2016.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4789892188 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Inbound return call to verify mailing address.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6285100147 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3639745455 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in regards to the loan information now that MRC has it. The service rep provided the loan number and of the online website.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 03/XX/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3128267642 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  THE BORROWER CALLED TO UPDATE ALL OF HIS FINANCIAL INFORMATION.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6999960613 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in for assistance registering online. The borrower was assisted and a welcome call was completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8400077914 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower processed a payment in the amount of $1,573.77.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2482805522 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 12/XX/2014 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2124038493 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  05/XX/2019: servicer spoke to borrower and confirmed the statements are sent to her bankruptcy attorney
                                           12/XX/16:Borrower called to see who appraised the property.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2017.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8239074228 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      06/XX/2019.  Borrower called in and setup a trial payment for trial modification period.
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  The comments indicated the property was located in a FEMA zone for Hurricane XXX on 09/XX/2018. The borrower called on
                                           12/XX/2018 advising the roof was damaged by the hurricane and they had not filed a claim. The borrower stated
                                           the home was livable and they planned to repair the property. There was no evidence of any repairs being completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments indicated the property was located in a FEMA Disaster Area due to Hurricane
                                           XXX on 09/XX/2018.
7551613956 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  03/XX/2019.  The borrower called about the late fees.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  CBR dispute
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
8588553514 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2016.  The servicer advised the borrower of the total amount due, grace period, due date, expectations, consequences and the next steps. The servicer went over the step rate mortgage and the borrower scheduled a payment over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5896879646 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The customer returning call and given the total amount due stated to make the payment using their bank bill payer
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1812350968 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4029147437 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2016.  The borrower was called and went over the loan; the borrower made a payment of 1540.49 dated
                                           12/XX/2016.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3946956169 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The customer wanted to know general account information and wanted to a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1667030125 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called and advised they will be sending the payment to the new servicer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3397485651 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called and requested new escrow analysis.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8668445965 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2017.  Borrower was contacted for the July payment.  Borrower stated the payment was mailed 6/XX/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area due to Hurricane XXX noted 9/XX/2018.
                                           No evidence of damages.
7282520837 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  05/XX/19 Borr called to make a payment iao $1386.45 and to question the new escrow payment since he got a refund check from his isn and a surplus check from his escrow acct. Advised the analysis looks to be accurate.

                                           Borrower called for loan transfer information and promised to make payment via mail by 04/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1641707052 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  On 03/XX/2018 the borrower called in because unable to make a payment; bookeeper is out of town.
                                           Uses credit a=cards to make up difference of deficit and got 4500 for an easment from the state but that is gone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1882316187 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2017.  The representative advised of total amount due. The borrower called to discuss the escrow shortage and wanted to know if could start paying more on the escrow. The representative advised on how the analysis process works. The borrower opted to just pay the entire shortage and mail in the check today. The representative advised of the payment history and the fact has never been late. The representative advise the borrower of self service option and also advised new payment effective as of 2/XX/18 will be $738.81 if the shortage was not paid the new payment would be $751.54. The borrower confirmed the property is primary residence and all  contact information on the account is current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5994410197 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  The last contact with the borrower was on 08/XX/2018. General account information was discussed and the borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2328667660 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to authorize a family member onto the account for the life of the loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2010.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 12/XX/2014 and there is no evidence of reaffirmation.  The proof of claim was filed 05/XX/2010.  Comment dated 01/XX/2016 Bankruptcy chapter 13 Filed 02/XX/2010 Discharged
                                           12/XX/2014 case Terminated 03/XX/2015.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6810902386 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to make a payment on the IVR and was transferred to customer service. THe customer stated he would call back the next day to complete the transaction because he didn't have all the account information
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2450163228 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 02/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Customer called regarding transfer to Mr.Cooper also wanted to see about having insurance paid coming due soon. Process speed pay for $2537.59 by 04/XX/2019 via web. Advise incorrect Mortgage Clause First
                                           American Property and Casualty letter has already been sent.  On 04/XX/2019 spoke to borrower about insurance policy.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2568890853 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called, confirmed 4/XX/19 payment has been received and that the borrower is due for
                                           5/XX/19 payment in the amount of $1028.69.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2090883665 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower inquired on escrow shortage and was advised that an analysis was ran and there was an increases in taxes.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9744561551 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  the borrower called in and inquired on their loan modification application. The borrower was advised of missing documents required, the next steps and the time frame.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6530124636 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Welcome call was completed with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8534579847 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The borrower called and stated they checked their credit score and it had dropped and indicated
                                           there was a late payment.  The borrower stated they wanted to be sure their payment was received.  The servicer indicated the payment was received and that payment closed the September and October payments.  The servicer explained the September payment being received in October cause the credit reporting status.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5912947811 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Spoke with the borrower, went over refinance options and their 1098 form.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: An insurance claim was filed and closed on 5/XX/18.
2099147742 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2016.  The customer called to follow up on the status of the loan current letter. They were advised the letter was generated on 11/XX/2016. They were advised they should receive it shortly.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6435087612 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  The borrower called in and inquired on the re-amortization rate change and requested a payment history. The borrower was advised on re-amortization.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2010.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2010 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2828806816 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9524681382 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The borrower was advised they would not be able to authorize a credit for late fee.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5719206401 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Notes indicate the borrower called to schedule a Promise to Pay payment for the loan account in the amount of $1613.66 effective 10/XX/2018. The borrower also advised of wanting to make a payment on
                                           11/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3851667091 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  A third party called to provide proof of insurance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: Property was impacted by hurricane as noted on 09/XX/2017. No damage was noted.
3987761458 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower inquired on website access and stated unable to log in even with a password reset.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2015.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2015 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7884160155 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  Borrower called regarding unpaid balance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8676470111 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The welcome call was completed with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by XXX wildfires as noted on
                                           11/XX/2018. There is no evidence of damage to the property.
7371810660 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called and had questions regarding taxes.  The borrower was transferred to the tax department.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9046768458 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5826076111 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  Borrower will send in a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9479443419 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in to make sure the escrow deposits have been being made.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA declared disaster area due to Hurricane XXX which occurred on 09/XX/2017. No property damages were reported.
1309909163 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  On 04/XX/2019 Borrower called stated will make a payment online today.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
6293668430 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2017.  The borrower was contacted and stated they'd make their payment for February on Friday.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8916983564 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  Borrower having financial difficulty due to taking care of parent with additional expenses and will not be making the installment for the month. Servicer updated phone numbers and offered repayment plan.
                                           Borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6973775573 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2017.  05/XX/2017 - talked to borrower(2) requested payment - borrower(2) stated call borrower (1) for payment - they are the ones that handle the bills -- call ended
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6174915234 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  Borrower called about interest on 1098 tax form, went over with borrower.  Borrower called statement showing 2 months due, advised it depends on when payment is received to when statement in issued.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6990218580 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called with assistance unlocking online account access.  Servicer assisted customer, submitted PMI cancellation letter upon customer's request
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3355875502 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  11/XX/18-The borrower stated RFD was due to tenants not making payments. A payment was processed in the amount of $3734

                                           6/XX/9-Borrower called to schedule a payment of $4034.52
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
5652917517 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Outbound call for past due payment resulted in a phone payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8841188926 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4994662898 3        [3] Damaged Interior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damage remains         PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    unresolved and no      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was indication covered by  05/XX/2019.  Borrower called in to speak with insurance claim department
                    insurance              EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is flood.  The borrower called on 05/XX/2019 advising of flood damages to the property. The servicer provided the contact insurance for the insurance company. There was no evidence a claim was filed or any repairs were completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8079790513 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
2972070164 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Spoke with borrower who stated did not receive 1098 statement.  Borrower was emailed a copy along with a hard copy to the address on file.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2922865489 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in to see when next payment was due.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX. No damages were reported.
9754027312 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Outbound call. The borrower stated will make a payment by the end of the month and hung up.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8261809102 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  04162019- Borrower called in to ask question about the late fee.
                                           03/XX/2017-Customer called in because she keeps receiving billing statements
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
4177645640 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  The borrower confirmed lives in the property.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2560803900 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to schedule payment and inquired about escrow shortage, was advised paid in full.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4777929571 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower spoke to the servicer about removing insurance from escrow and was told due to duplex it must be escrowed.  The servicer advised them of knowyouroptions.com.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4054005909 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower request for assistance with the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6812634344 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6138624853 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  On 3/XX/19 customer called and inquired about late fee accessed.  Advised borrower late fee comes from seterus from 1/2019.  Advised borrower that corporate advance is for Modification.  Customer hung up.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6552409253 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  Borrower stated late because of excessive obligations.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4529386042 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  Borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2128763131 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   02/XX/2019.  Borrower called in to check status on removing borrower 1 off of the account due to borrower 1
                    and documented         being deceased. Borrower was advised of total amount due but did not make payment.  Borrower is deceased and
                                           Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4521185073 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2599087741 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The customer called to confirm the mailing address.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4351972301 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called on 03/XX/2019 to confirm their payment was received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX. No damages were reported.
2622479079 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower was advised payment was received and discussed billing statement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5496982983 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower received a welcome call and received new loan information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1292261423 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower made a payment over the phone. 04/XX/2019 Borrower called, authorized spouse, verified payment amount and scheduled payment for 05/XX/31/2019 Authorized third party called and made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9169228617 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The customer called to schedule a payment for 6/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2018.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is release from stay granted.  IN REM relief granted upon plan confirmation.  1/XX/2019.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8294621299 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The authorized spouse called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3731206674 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower called in to schedule a payment, wants fee waived to match internet because regularly pays via internet; servicer approved.  Servicer processed payment in the amount of $2826.46
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2014.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 04/XX/2015.  06/XX/2019 Commentary states a Bankruptcy was dismissed on 04/XX/2015.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3606952654 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 11/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2016.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is active.  The proof of claim was filed 11/XX/2016.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to Hurricane XXX noted on
                                           09/XX/2017.  No damages were reported.
7516906174 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Borrower inquired on charges on the loan and advised the borrower of the charges being for property inspection fees. Borrower was also advised of an escrow change and new payment amount.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3403526833 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 04/XX/2017.  Collection call for 4/XX/18/XX/2014 - 05/XX/12/2017 reflects that the property was located in a
                                           FEMA natural disaster area due to Hurricane XXX.   No property damage was reported.
2440286185 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2019.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9344421584 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called regarding an increase in taxes. Also advised borrower the total amount due.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6107730548 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  Comments show collection call to borrower for payment. Borrower advised they planned on making their payment performing the grace period.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7886394092 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2017.  Borrower discuss loan modification and also advised a payment will be made on 12/XX/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2442944569 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower wanted to inquire if the Servicer could clear out their crediting reporting from
                                           2017; the Servicer stated that they were unable to provide that service.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8196300334 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2017.  Customer called in advise 7th time calling in disputing situation. Customer began to explain
                                           about why needs  fees waived. Advise customer to slow down so I could understand situation. |Customer stated
                                           it is in the notes and ask for supervisor Transfer to supervisor. .
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2372759397 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Authorized third called about the payment increase. Agent advised the payment increase was due to the insurance and taxes from the escrow account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8854148700 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in payment  for $1,089.65.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2018; no evidence of damages.
3486349828 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  The borrower discussed their  loan modification and was advised all documents are received and pending review.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to Hurricane XXX noted on
                                           09/XX/2017.  No damages were reported.
9695363204 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The customer called to make a payment arrangement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7636815914 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2017.  Authorized 3rd party ( daughter) called  to check the status of the modification
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7518285669 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Demographics verified and a promise to pay was made.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2729260057 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7040364655 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  05/XX/2019 inbound call, advised total amount due, updated borrower email, borrower scheduled payment $2200.18

                                           The borrower called for Mutual Release, and made a payment in the amount of $1057.85, the servicer advised to watch mail box for important communication.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2377038176 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2017.  The servicer spoke to the borrower and discussed options.  RFD - business failure. The borrower scheduled 3 payments to post 02/XX/2017, 03/XX/20178 and 04/XX/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6747425200 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower made a promise to pay by 04/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5111720755 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower scheduled a payment by phone and was sent link for online registration.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8467422813 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The customer was inputting the total amount due in the pay to fees area on the payment screen making her pay double on the account. The customer couldn't  understand the agents questions and was having user issues with the website and processing the payment on the website. The issue was resolved and the borrower wanted to discuss a refinance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8756713490 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2072063797 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  On 1/XX/2019, the borrower called in to see why the extra funds that they are paying isn't going to the principal balance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6262062891 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The borrower called to confirm if taxes were paid, advised yes on 11/XX/18. The borrower scheduled a payment for 11/XX/18 in the amount of $1111.66.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9275757159 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in to discuss biweekly payments .
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7406703588 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  On 03/XX/2019 Borrower called to make a payment. 04/XX/2019 Borrower called in and made a payment. 05/XX/2019 Borrower called, made a payment, and promised to make a payment 06/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
7487864829 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Customer called in to get mailing address and total amount due.  Set up promised to pay for
                                           $1840.87 by 03292019.  On 05/XX/2019 the borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6454377562 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The customer confirmed that the March payment was received 3/XX/2019. They were provided with the website address. Servicing transfer welcome call completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1153460928 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6667538409 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9193499659 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The servicer discussed with the borrower the total amount due, grace period, due date, banking information, company's website, expectations, consequences and the next steps. The borrower scheduled several payments over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5318413060 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9468621195 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 03/XX/2019.  The last contact was made on 3/XX/2019, in which the borrower scheduled a payment.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2017.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Comments indicated there was a fee dispute, however; there was no evidence to indicate the issue was still outstanding as of the end of the review period.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1480940492 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2103107491 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  Borrower called in to discuss payment and was late due to daughters tuition but planned to bring the account back current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9163740706 3        [3] Damaged Interior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damage remains         PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    unresolved and no      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was indication covered by  08/XX/2018.
                    insurance              EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60
                    [1] Written Dispute -  days and no further communication from mortgagor.  Dispute has been resolved
                    Servicer responded     REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    within 60 days and no  FORECLOSURE: No evidence of current foreclosure activity.
                    further communication  BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    from mortgagor         LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is neglect.  The borrower noted a rat and cockroach infestation on 03/XX/2018.  The borrower noted on 07/XX/2018 needs to make repairs to the home.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2119737357 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to check the status of refinance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6695875019 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called made a payment of $650.66 by 6/XX/2019 via IVR  and set up payment for 6/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017; no evidence of damages.
4840721094 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The servicer discussed PMI removal and escrow with the borrower. The servicer stated that the borrower does not qualify for the removal of the private mortgage insurance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3284773776 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower called in to make a payment and scheduled 2 additional payments for February and March
                                           2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6605171699 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   04/XX/2019.  The borrower called in to set up a payment and will set up ACH for 4/XX/19.  Borrower is deceased
                    and documented         and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5014856611 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7099425291 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  07/XX/2016.  On 7/XX/2018, borrower called to make payment.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute and the date is unknown.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2010.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3580657493 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  06/XX/2019.  06/XX/2019- Borrower called in to make a payment in the amount of $691.3
                    from mortgagor         03/XX/2019-The borrower called in to obtain payment information.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Commentary notes that a credit dispute was received and resolved on 3/XX/2018.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2012.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 11/XX/2017 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1761575342 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower made a payment by phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9386181902 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The authorized third party called in to change the ACH date.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6724741385 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in  and inquired if they were sent a billing statement yet for April 2019.
                                           The borrower was advised of the sent date and how to register online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2351257326 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   01/XX/2018.  The borrower authorized a payment in the amount of $933.23.  Borrower is deceased and
                    and documented         Executor/XX/29/2016.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5905324189 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  The borrower authorized a payment in the amount of $595.12.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8292089584 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in to to make a payment and submitted a request to remove taxes & insurance from the payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2977761089 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in about escrow account and payment amount confirmation. Borrower ptp 2055.47 by
                                           7-16-19 via IVR.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2017.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           The bankruptcy was discharged on 11/XX/2010 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8134236358 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower was contacted, the demographics were verified and the call disconnected.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7089703364 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower called in response to the collection call, but reason for default was not provided. They made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6655763656 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  Called borrower about total amount due, borrower stated made payment through online system.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7780423087 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  Borrower called with questions regarding insurance policy changes in system.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2331685270 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 06/XX/2019.  Borrower ptp 1092.59 by 7-2-19 via IVR
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2016.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower stated that a letter was sent to cancelled the automatic payment draft.and bank account was overdraft.  Agent gave the borrower the fax number to the correspondence department to a written dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2540648886 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2017.  Borrower called in saying RFD is excessive obligation and will bring the loan current by
                                           05/XX/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7328898696 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  The borrower called advised he received a bill from the county stating taxes were not paid.
                                           Servicer advised they were paid in July.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4656691223 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called and made a promise to pay $1,016.10 borrower will call in to get help setting up ACH online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9923217305 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Called outbound to secure promise to pay, the borrower promised to pay $1530.06 by 06/XX/2019 via web.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1928428858 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2017.  The borrower called in to inquire about why the principal balance is $40,000 more than it was the previous year according to the 1098 form. The borrower was advised that this is due to a loan modification in
                                           2013. The borrower stated that they never signed for a loan modification and a fraud packet was mailed out to the borrower along with a copy of the modification documents. There is no evidence that the package was ever returned to the servicer and no further mention of fraud.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5701529020 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2230759742 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Borrower called to set up autopay on her account and wanted to make sure by putting a 14 day delay that it would draft on the 15th of the month.  Servicer confirmed
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1458497319 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  The borrower promised to make the payment online and cited the reason for default as business failure. The borrower advised that the final modification documents were mailed out.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A claim was filed for water damage that occurred on 06/XX/2016. Claim funds in the amount of $6,020.22 were endorsed and released to the borrower and the non-monitored insurance claim was closed on 06/XX/2017.
1972997682 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   12/XX/2017.  12/XX/2017 - Borrower called to see what payments were already scheduled to be paid.  Gave
                    and documented         borrower information and breakdown of fees.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5081744213 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in to get transfer information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7934271122 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  The customer called to inquire about the escrow shortage. The representative explained the escrow account and shortage and advised that the shortage could be paid in full.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A FEMA disaster was noted on 11/XX/18.  No damages were noted.
6746286993 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Servicer provided welcome call information and updated contact information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by a hurricane as noted on
                                           09/XX/2017. There is no evidence of damage to the property.
1298132787 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to make a payment and discuss billing statement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2011.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2014 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5086037781 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The customer called due to the insurance information is incorrect as the customer already renewed the insurance.The information was reviewed, and the customer was informed the payment may take 10 business days to be received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5996114199 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  The borrower called in about possible modification due to payment increase from past modification on 07/XX/2010.  Borrower was provided information on modification process and decided not to apply.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4846178545 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Advised borrower of options and borrower declined.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 08/XX/2013 and there is no evidence of reaffirmation.  Filing date and BK case  # not provided
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1461652638 3        [3] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damage remains         PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    unresolved and no      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was indication covered by  08/XX/2016.  The borrower called to discuss escrow account, account balance, past due balance.  They were also
                    insurance sufficient   advised if they had a dispute they could fax it in.
                    to cover repair        EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2016.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is
                    [1] Verbal Dispute -   closed.  The borrower was disputing the status of the account and the increase in the payments.  The servicer
                    Servicer responded and advised of the addition of the escrow account after the service transfer and also of the payment change.  The
                    appears issue is       borrower was sending in short payments causing delinquencies.    The servicer provide the fax number to the
                    closed                 borrower if wanted to further dispute the account.  There was no documented written dispute provided.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  The borrower called in on 04/XX/2016 regarding property damage and was provided the insurance information.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9608176933 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  On 3/XX/19 customer called in to make March payment in the amount of $1851.62.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2274466843 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      04/XX/2019.  .  The borrower made a promise to pay online on indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower reported on 11/XX/2017 property repairs were still needed due to the hurricane.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 10/XX/2017.
7239463198 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [3] Title Issue -:     06/XX/2019.  Borrower called in for fax number for sending bankruptcy information as well as they made a
                    Liens not Perfected    payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    [2] Loan is in         REASON FOR DEFAULT:
                    Bankruptcy             FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2019.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is evidence of title issues with the property.  The comments on 01/XX/2017 referenced a title issue due to a prior judgment. The comments on 02/XX/2017 stated a quiet title action was to be implemented to resolve the issue. However, the review of the issue closed prior to a resolution due to the foreclosure case was closed. The  notes on 03/XX/217 stated the review of the issue would resume if the loan was referred back to foreclosure.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3103994979 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  08/XX/2017 - Talked to borrower - RFD - excessive obligations - processed a payment for $2855.58
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8985946311 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  06/XX/2019 inbound call borrower called to schedule payment  $740.23

                                           Borrower spouse called in payment for $740.23 for today.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1692642800 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
9709541487 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in to make a payment. The borrower wanted to know if any other amount was due on the account.  The servicer advised the account is showing due for the June payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2012.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2016 and there is no evidence of reaffirmation.  The proof of claim was filed 07/XX/2012.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3796280980 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to make a payment. The last contact with the borrower was on 06/XX/2019, The borrower advised that he would be mailing a check.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8854384991 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  10/XX/2018-  Borrower spoke with agent discussed account status and default due to death in family (spouse).  Agent provided fax number to send over death certificate for review.
                                           05/XX/2019 - borrower called to cancel payment draft
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9360286890 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  Borrower called in regard to modification offer letter received; servicer reviewed options
                                           (repayment, modification).  borrower wanted to discuss options with wife
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8407048633 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  The borrower called to return a call
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3226556981 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Mailing address was corrected in system with borrower on an outbound call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 11.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           The bankruptcy was dismissed on 10/XX/2018.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9919351998 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower scheduled a payment in the amount of $2822.13 by 03/XX/2019 via web.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4346737791 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5416726961 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in to make a payment. The welcome call was completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5606721898 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Notes stated property damage insurance claim filed, claim is now closed as of 4/XX/18.
                                           Amount of claim 10001.00. Roof & water damage per note on 03/XX/18 & 03/XX/18. .   Note on 04/XX/17 states
                                           property is a rental property, but not on 1/XX/19 states owner occupied.
6314544057 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The Borrower called and wanted to know why they are being charged for the IVR payments. Borrower stated they were never charged before. Agent advised since the 60 day transfer period from SETERUS is over the charge will be applied. Agent also advised borrower that free payments can be made on line.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6328887943 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7140908434 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3019386004 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  3/XX/2019-  Authorized party spoke with agent made arrangements to pay $534.42 dated 3/XX/2019.
                                           6/XX/2016-  Borrower requested options to have her released from the loan and  agent advised refinance to remove name.  Borrower stated primary out of country difficult to reach. 04/XX/2019 Borrower called and made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
3762263831 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in to make sure the account shows due for April only.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2015.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2015 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7866124112 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called to request declaration sheet.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
1781337524 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2017.  Borrower called with question about the billing statement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5865796587 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Authorized party called to make a payment but did not want to pay the fee. Third party was advised can make a payment online for no charge.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7703398756 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  The borrower called in to inquire if automatic payments were set up. The borrower was advised they were set up to withdraw on the XXX of the month. The borrower stated they would go online and update the withdrawal date.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2012.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2013 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is poor.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5487409206 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  Authorized third party (son has POA) called to make a payment. Curtailment of income noted as the
                    and documented         reason for default.  Borrower is deceased and Executor/XX/30/2014.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1236019884 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
7425702982 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
5999576090 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  Co-borrower called in and stated she had questions regarding trial payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4993896950 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  01/XX/2018.  1/XX/18 Borrower called in explained why payment late, issue with letter and bill pay.  Borrower
                    from mortgagor         made payment.  Fee waiver request declined.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Dispute related to credit reporting, appears B2 filed dispute with credit bureau to update post BK status.  Does not appear to have involved Lender directly.
                                           Lender responded to credit bureau request.  Resolved.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2011.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2015 and there is no evidence of reaffirmation.  Prior ch
                                           13 XX-XXXXX filed 11/XX/10 dismissed 3/XX/11.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6547796322 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called about loan being transferred and wanted to know where to send payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9735480250 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 04/XX/2019.  Spoke with customer.  Sent customer paperless billing/XX/17/2017.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Dispute with credit bureau dispute resolved.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4838328980 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
4345641613 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  Customer called to confirm the next payment due date and if statement was sent.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1537161016 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
1080267568 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in regarding escrow ran by last servicer and stated that the monthly amount was listed differently on the welcome letter. The borrower made a payment in amount of $497.36 and was provided with the confirmation number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in FEMA Disaster Area due to Hurricane XXX noted on 9/XX/2017.
                                           No evidence of damages.
2738911819 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2880802175 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  The borrower called in and inquired on refinance. The borrower was advised to check with a financial institution.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2012.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           The bankruptcy was discharged on 05/XX/2012 and there is no evidence of reaffirmation.  A motion for relief was filed 03/XX/2012.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5199464026 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  Borrower called in to schedule payment for $1,860.85.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2013.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2013 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7330656600 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Commentary states borrower called in regarding reason for returned payment and default. Scheduled payment was amended to reflect new draft date.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9154622539 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
4167892271 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower stated called in several weeks ago to request escrow surplus, but has not received it.
                                           Agent advised analysis wasn't run because have to wait 60 days after transfer.  Agent requested escrow analysis.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9136281482 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in and promised to make a payment. Borrower scheduled a payment on the account.
                                           Borrower also requested a Transaction History.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4488236690 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [2] Payoff has been    05/XX/2019.  05/XX/19: customer called to check how many years she has remaining on her loan.
                    requested within the   11/XX/17: Borrower called in with escrow questions. Borrower missed the actual escrow account history as it
                    last 60 days           was on the second page.  Pointing that out it helped to understand . Borrower is inquiring to broker as why the hazard insurance premium climbed. If successful in getting it lowered I advised requesting and escrow re analysis.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7448293039 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  The borrower called in and stated that they received a letter that taxes weren't being paid and there would be a lien put on the home.  The borrower was advised that all taxes were paid with the exception of the taxes due in October.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2203601898 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in to get copy of 2017 1098 form  and made a promised to pay by 5/XX/19 via web.
                                           The borrower stated never acquired nsf fee and did not have a nsf fee of $15 prior to transfer. The representative submitted request to research request.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7763368806 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 03/XX/2019.  Spoke to third party and verified address for payments and mailing address.  Discussion  for modification was with authorized third party , which was borrower;s attorney.  Third party wants the forced place insurance removed.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Attorney for borrower called to dispute payment. This has been resolved.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5805054652 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
7750411985 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  On 06/XX/2019 Borrower called to make a payment. Borrower made the payment and stated hardship was due to a curtailment of income. Borrower was advised to apply for assistance if needed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2271715923 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Authorized third party was counseled on the know your options site. No other commentary was placed outside of demographics were verified.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2011.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           The bankruptcy was discharged on 03/XX/2017 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1074869241 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Spoke with borrower wanted to know if an offer a plan to bring the loan current. Informed of total amount due. Borrower states child had law  issue had to pay legal fees ($9,000) but customer  states they have resolved. Customer states expecting as inheritance and once received will use to bring loan current.
                                           Explain expired NOI requesting $5,786.02 by 08/XX/2018. Reviewed financials informed customer of plan options.
                                           Customer agree advise of first 3 installments Walked borrower thru resetting password. Processed speed pay for
                                           $2696.30 for 08312018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
6422826408 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  The borrower called in on 05/XX/2018 to inquire about a check that he received; the borrower was advised that the check was for a refund from escrow.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1981999514 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The customer called in about escrow shortage. Made escrow payment and updated email address. The borrower also promise to pay $1261.01 by 07/XX/2019 via bill pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7461018110 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  06/XX/2019 inbound call borrower calling to schedule payment  $708.11

                                           The borrower called to schedule a payment.  The Welcome Call was completed and borrower information was updated.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8542482594 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to figure out what the fee balance of $328.80 is. Servicer advised it is a late fee, does not have to be paid right away
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3326409457 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  On 04/XX/2016 the borrower setup a payment plan. On 08/XX/2016 the borrower set up a promise to pay and could not complete a financial interview for mortgage assistance. On 09/XX/2016 the borrower is calling to apply for loan modification. On 10/XX/2016 borrower called with loan modification questions. On
                                           11/XX/2016 the borrower called in with more loan modification questions. On 12/XX/2016 the borrower called in to check loan modification status. On 12/XX/2016 the borrower called in to check loan modification status. On
                                           12/XX/2016 the borrower called to inform on what docs are needed to complete loan modification and status of the loan. On 12/XX/2016 the borrower informed will send remaining documents needed for loan modification. On
                                           01/XX/2017 to discuss loan modification and loan status. On  05/XX/2017 the borrower called to discuss loan modification. On 07/XX/2017 the borrower informed they will make payment next Wednesday. On the borrower asked how much was in suspense. On 12/XX/2017 the borrower had questions about the trial payments. On 01/XX/2018 the borrower called in about modification payments.  On 01/XX/2018 the borrower made a payment. On 02/XX/2018 the borrower called to make payment. On 03/XX/2018 the borrower called with loan modification status On 04/XX/2018 the borrower called to make a payment. On 05/XX/218 the borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9252340926 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The customer called and schedule payment on 06/XX/2018); no damage reported.
3149191743 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called and made a payment of $116.49 by 4/XX/2019 via IVR.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5172702513 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower was contacted to secure payment. The borrower stated payment would be made online by
                                           02/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7618703139 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  On 03/XX/2019 call was in reference to welcome new Borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5032659158 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in to make a payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1232899616 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  Outbound call to the borrower who stated the reason for default was due  to excessive obligations, cant do a repayment plan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1271339377 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Customer called in to inquire about fees on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8204650483 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2017.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
3251297119 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called to process a payment for $3244.01.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8520167461 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower sent a payment in.
                                           04/XX/2019 - talked to borrower - discuss repayment options and promise to pay
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8548144902 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in reference to escrow account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3680331907 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in regards to auto pay status. The representative advised the borrower we can't enroll in ach, but can enroll through web, IVR, or send in paperwork.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7147780526 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  On 5/XX/19 spoke to authorized party.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5965670578 1        [1] Notes clearly      LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    state litigation has   PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    been resolved;         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was resolution date is in  06/XX/2019.  The borrower wanted to know what the $300 extra is for. The representative advised the borrower
                    the past               has late fees from the previous servicer. The loan is current.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2019.  The dispute type is Verbal and the reason
                    [1] Verbal Dispute -   is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is
                    Servicer responded and closed.  The borrower called on 06/XX/2019 disputing the fees on their account for $300. The servicer advised
                    appears issue is       they were due to late fees and were from the prior servicer. There was no further mention of a dispute.
                    closed                 REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is evidence of litigation on the file.  Comments dated 04/XX/2019 referenced the file was in litigation due to the HOA proceeding with foreclosure for delinquent dues. The issue was resolved per comments dated 05/XX/2019 as the delinquent dues were paid.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1211901606 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  The servicer called to collect a payment and verified that the reason for default was still the borrower's illness. The borrower stated a payment would be made.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7890683963 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  On 10/XX/2018 Borrower was called in reference to payment due. Borrower stated sent payment through bill pay on 10/XX/2018. Borrower was advised payment was not yet received. Borrower stated will contact back and call back.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
4837504252 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  Borrower called in inquiring about payment. Agent advised accordingly that payments are setup to draft.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3385927476 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Mortgagor Deceased 06/XX/2019.  Contact with borrower to make a payment.  Borrower is deceased and Executor/XX/27/2018.
                    - Executor/Heir exists EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    to dispose of          REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    property; identified   FORECLOSURE: No evidence of current foreclosure activity.
                    and documented         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3510731316 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in for general account information and to verify payment had been received
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 01/XX/2019 Commentary states Hazard claim closed and funds were released.
7268789967 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The servicer discussed billing, payment options and website information with the borrower.  The borrower scheduled a payment over the phone.  On 05/XX/2019 the borrower called for general account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2062522976 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower was assisted with getting online account access to make a payment for $1,333.64
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9790455870 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called in and made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4563867310 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called for payment information and enrolled in paperless billing.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6392140812 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to see if insurance was paid, and agent advised it was paid on 3/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comment dated 09/XX/2017 reflects that the property is located in a disaster area due to Hurricane XXX. No damages reported.
1790244732 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2017.  Associate made contact with borrower who advised the reason for delinquency is due to illness of borrower and stated spouse is receiving social security and daughter pays 90% of the bills. Associate advised options for workouts and borrower stated they would need to review the options with the family.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2380154715 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  The borrower called and advised the payment was sent out by mail.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7026399599 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  06/XX/2019.  Borrower called to make payment on account.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputed credit reporting. Servicer updated payment history and issue appears to be resolved.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017 and 10/XX/2016; no evidence of damages.
2226884353 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Authorized third party called in to make a payment in the amount of $1394.35.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2010.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2010 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8045199929 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called about billing statement received, it is showing 2 months.  Advised borrower depends on when payments are received to when statement is generated.  Borrower asked if the mortgage insurance has an automatic cancellation.  Told borrower do not see one, but sent out cancellation package.
                                           Borrower asked about a bi-weekly plan, advised we do and set up bi-weekly code.  Borrower called to see if we had access to the website, advised will have full access on 3/XX/19./XX// On 06252019 The borrower called to schedule payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8300273068 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  The borrower called to make payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5919924676 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called tot inquire about a notice received stating the insurance has not been paid.
                                           The borrower was advised the insurance was paid yesterday.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3858074788 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called in to ask if a payment had been set up yet. The service rep advised did not see one set up in the system. Borrower scheduled the 5th RPP payment for the February installment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7612550048 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to make a promised to pay $1519.26 by 7/XX/19 via mail. The borrower will continue making payments via mail. Advised correction sent to credit reporting as all payments since transfer were made on time.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2543270596 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called & promised to pay $1852.86 by 3/XX/19 via web
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4824401106 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 11/XX/2018.  Borrower called in response to a collection call, processed one payment in the amount of
                                           $$400.00.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2016.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Billing statement revealed recon fees which caused customer to be one payment behind.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2388499644 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  3/XX/2019- Borrower spoke with agent discussed account status and payment receipt.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6190454521 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  Spoke with the borrower and advised of the total amount due, the borrower advise she would like to make a payment for the total amount due when she gets home from work. The borrower promise to pay $2156.87 via IVR on 9/XX/17.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4412011270 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  12/XX/2018.  The servicer discussed the terms of the balloon payment on the credit report and website
                    from mortgagor         information.  The servicer provided status on the payoff.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower was disputing the credit reporting.  The servicer researched the issue and a resolution was sent to the borrower.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2011.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is dismissed.  The proof of claim was filed 07/XX/2012.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7931331264 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  4/XX/2018-  Contact made and spouse stated husband handles account no arrangements made.
                                           3/XX/2015- Borrower and agent discussed account status and default due to unemployment.  Borrower stated filed for Social Security expecting disbursement next month and requested repayment options.  Agent advised
                                           Modification and late fees will cease, directed to website.  Borrower requested Modifications documents agent advised would send.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3326579186 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The customer called to confirm the payment was received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3398653751 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  Borrower advised borrower 2 makes payments.  Agent advised due for 2 payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2702635908 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  Borrower called in to inquire about late fee on the account. Servicer advised it was due to
                                           December payment that was received after the grace period.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1307801400 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The authorized third party called in and made a promise to pay $2173.59 via bill pay on
                                           04/XX/2019 and discussed reinstatement and repayment plan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5167915955 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2017.  Borrower called to get something cleared up for the  re-amortization schedule. Borrower stated
                                           there is a refund of 1870.37, advised property taxes paid.  Borrower called about escrow refund, advised refunds done annually and if there is a refund a check will be mailed.  Confirmed occupancy as owner occupied.
                                           Also made borrower aware of HARP eligibility.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6153871777 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower updated email address online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1950389112 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower scheduled payments for 06/XX/2019, 06/XX/2019 and 07/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3476659397 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The servicer completed a welcome call; borrower stated nothing has changed. 05/XX/2019 borrower called in, escrow inquiry, payments scheduled for 06/XX/2019 $1,341.30 and 07/XX/2019 $1,200.00.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9073545402 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower scheduled a payment by phone for $2058.46 02/XX/19.  Borrower was advised could only schedule one payment due to transfer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Hurricane comments noted on 12/XX/2017, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.
6435265428 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2016.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2079733955 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  On 6/XX/19 talked to the other party.  The other party did not have time to speak at the time.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5830244576 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower stated reason for delinquency was due to illness of family member, medical bills for child.  Verified occupancy as owner occupied.  Borrower stated excessive obligations, declined to go over financials.  Borrower stated currently has garnishment on wages due to court battle, this should end in
                                           12/XX/26/XX/08/17. wants to make payment due to payment that was returned.  Borrower stated parent is ill, funds going to support parent.  Completed welcome call.Borrower called about autopay status.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5718795119 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  An authorized 3rd party called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3121541312 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The customer called to get the correct account number. They stated they would either make the payment online or wait until the welcome letter is received and then mail the payment. A promise to pay was accepted for 3/XX/2019 through the mail.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2012.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2012 and there is no evidence of reaffirmation.  Chapter 7 bankruptcy filed
                                           8/XX/2012 and discharged 11/XX/2012. The case number XX-XXXXXX
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8198041681 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in to inquire on setting up automatic payments and was advised it carried over from the prior servicer. The borrower inquired on consolidating other debts.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2011.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           The bankruptcy was discharged on 09/XX/2011 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5057031024 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  The borrower was contacted and advised on signatures needed for the final modification documents.
                                           The borrower advised they would be returning the documents by 05/XX/2018. The borrower was advised of the next payment due. .
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6942211744 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The servicer completed the welcome call and advised of the billing, payment options, website information and disclosures.  The borrower scheduled a payment over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1295758855 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called confirmed account status and the modification closing out.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9369896362 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2018.  An authorized third party stated the property is non-owner occupied.  The reason for default was
                    and documented         given as deceased borrower with a date of death 05/XX/2018.  The party was advised of the necessary documents to be sent in.  Agent processed payment for $2000.  Borrower is deceased and Executor/XX/17/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
2013566680 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  An Authorized 3rd party stated the reason for default was excessive obligations.  The borrower was unaware that the payment from 12/XX/1/XX/10/2017; no evidence of damages.
3340752918 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower was advised of streamline modification.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9687751571 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called for general account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4417942803 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower made march payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7566312064 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called about their escrow account and their taxes being paid.  The servicer went over welcome call information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: There was an insurance claim filed that was closed on 12/XX/17.
3036073132 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4382861201 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  On 4/XX/19 the borrower made a payment in the amount of  $3061.41.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1436256804 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7536596118 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3520964649 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  11/XX/18 Inbound Borrower 2 called to advise she has a tenant that has been late paying rent for the last couple of months. She also advised that she is going to set her payment on line for 11/XX/18.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
7644755857 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 06/XX/2019.  Borrower called and disputed credit limit Mr XXX lowered it to $244,000.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2019.  The dispute type is Verbal and the reason is Credit dispute limit on unpaid principal balance $244,000..  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputed the loan amount reported to the credit agencies, advised the servicer  lowered the credit limit to $244,000- original principal balance
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4593320847 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower was not contacted before 05/XX/2016. On 05/XX/2016 the borrower called to discuss the amortization processed. On 09/XX/2016 the authorized 3rd party verify a payment was received. On
                                           09/XX/2016 the authorized 3rd party called to verify the payment was received. On 10/XX/2016 the authorized
                                           3rd party called to verify the payment was received. On 11/XX/2016 the authorized 3rd party called to verify the payment was received. On 01/XX/2017 the borrower called to verify payment was received. On 02/XX/2017 called to inquire about tax document. 02/XX/2017 the authorized 3rd party called in to discuss the amortization schedule. On 02/XX/2017 called to discuss the payment schedule. On 03/XX/2017 the authorized 3rd party called to verify why payment went up. On 06/XX/2017 the authorized 3rd party called to discuss the payments. On 06/XX/2017 the authorized 3rd party called to discuss a fee on the account. On 08/XX/2017 the borrower called to discuss payment. On 08/XX/2017 the authorized 3rd party to discuss current payment that was made. On 08/XX/2017 the authorized 3rd arty called to discuss payment. On 09/XX/2017 the borrower called to discuss payment. On 10/XX/2017 the authorized 3rd party called to see about getting help with payment. On
                                           11/XX/2017 the borrower called to discuss the escrow account. On 11/XX/2017 the borrower called to dispute a
                                           10 fee on the account. On 11/XX/2017 the borrower called to request a payment history. On 03/XX/2018 the borrower called to discuss current billing statement. On 04/XX/2018 the borrower called to verify the insurance was paid. On 09/XX/2018 the borrower called to discuss escrow shortage. On 02/XX/2019 the borrower called to discuss serving transfer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4865006555 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 02/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  The borrower called in and inquired on the 1098 tax form. The borrower was assisted with the website. The borrower was advised of the total amount due, they did not want to schedule a future payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 08/XX/2013 and there is no evidence of reaffirmation.  The proof of claim was filed 01/XX/2009.  A motion for relief was filed 05/XX/2009.  Filing date missing from comments.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7365191682 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The customer called in wanting to know when the next payment is due.  Promised to pay $1135.42 by
                                           06/XX/2019 via mail.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9847415635 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  3/XX/19 Authorized Third Party contractor called in to verify claim status for wind damage repair.  Authorized Third Party was given update.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Recent final loss draft payment related to 7/XX/18 wind loss claim.  Initial adjuster's report estimated $12352.98, final estimate $6685.98.  May have been source of undefined dispute between HOI and Borrower.  Single and final loss draft paid out 3/XX/19 iao $6711.09.
1870888764 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Asked borrower if represented by attorney, borrower stated no, bankruptcy has been discharged
                                           7/XX/15.  borrower asked about statements, advised with the bankruptcy they will not be sent out.  Borrower called in on what options are available to help catch up.  Payments increased which was hard to pay, has daughter helping out.  Borrower sent in documents for modification, advised it will be a few days.  Advised borrower modification has been approved.  Borrower called in payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2015.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2015 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6719050344 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  On 03/XX/2019 Borrower called to make a payment and to inquire transfer of servicer information.
                                           On 06/XX/2019 the borrower scheduled a payment for 07/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2607366128 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  Borrower request to have the monthly drafting date adjusted to the XXth.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3143051279 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  The borrower reported the property as owner occupied; borrower stated would pay $204.80 in order to bring the account current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4713159717 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower promised to make payment via mail for $1695.76 by 03/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9159963221 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Comments from 4/XX/19 servicer completed welcome call. Borrower will schedule payment online
                                           4/XX.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7637990042 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   07/XX/2018.  Borrower called to check the receipt of the July installment. Agent confirmed payment received
                    and documented         7/XX/2018.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.
                                           The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4074229140 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in to give authorization to discuss account with third party. Inquired about account details and payment dates.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 10/XX/2017.  A claim was filed for hurricane damage that occurred on 09/XX/2017.  The claim was closed on 02/XX/2018 with all funds released on 02/XX/2018 due to the claim being less than $20000 per hurricane guidelines.
8877775527 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called to make a payment.  Agent advised the borrower of the servicing transfer and to expect the Welcome letter.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2151421183 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  The borrower called to obtain info on loan information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2527774450 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  On 05/XX/2019 Borrower called to request removal of mortgage insurance. Borrower inquired why payment still increased after MI was removed off the account. Borrower was advised do to escrows. Borrower was provided with know your options for available assistance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
6950815052 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called with question about late fee and to make a payment.  The servicer went over welcome call information and advised them of knowyouroptions.com.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5171023589 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  7/XX/18  Inbound processed one payment, declined to schedule next payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3698290973 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  Servicer advised borrower of total amount due $2661.43, advised next payment due $1030.31 on
                                           7/XX/18.  Borrower stated did not appreciate being called within grace period, servicer added code not to call during this period to file.  Servicer is self-employed, will internet pay $1030.71 on 7/XX/18
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6205193036 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    requested within the   PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  04/XX/2019 inbound call borrower calling to get payoff information, borrower inquired about pay
                    [1] Written Dispute -  history to be emailed
                    Servicer responded
                    within 60 days and no
                    further communication  The borrower called to request a payoff statement as of 3/XX/2019.  The borrower stated they are making a
                    from mortgagor         transaction and needs the updated information.  The borrower  also stated that the payoff quote is different than what is online.  The borrower was advised that the payoff quote would include interest.  The borrower stated they will call back.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  05/XX/2019 credit dispute resolved

                                           The dispute was regarding the principal balance reported.  The borrower stated that it increases instead of decreases.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.  No disaster damage was reported.
                                           A claim was filed for water damage that occurred on 06/XX/2015.  The claim was closed on 06/XX/2018 with all funds released and a 100% inspection.
5624212879 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called and wanted to make a payment on the account and have it emailed to her. Rep advised that servicer can no longer be allowed to do this because we cannot send anything directly to the borrower that is in a active bankruptcy. Borrower said that the attorney had sent something to Seterus, but
                                           Rep advised that it would need to be addressed to the main website to be able to do that. That was all that was needed. Rep also advised of the survey. Borrower scheduled payment for 06/XX/2019
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is illness - family.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is active.
                                           The proof of claim was filed 07/XX/2018.  Chapter 13 bankruptcy filing date and case number XX-XXXXXX
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4945037318 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  Borrower called to make the June payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6714986399 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6283383518 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2016.  Borrower called to pay payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA disaster area on 9/XX/2017 due to Hurricane XXX. No damage reported.
7887255616 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   09/XX/2016.  Borrower is deceased and Executor/XX/25/2015.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
8718637969 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Mortgagor Deceased 04/XX/2019.  Borrower stated returned final mod docs on 01/XX/19, servicer advised docs have not been received
                    - Executor/Heir exists yet, advised customer of ACH process, advised customer collection calls continue until loan is current to dispose of
                    property; identified   04/XX/19-Borrower called  regarding the status of the XXX hurricane on 9/XX/17. The Borrower was also informed
                    and documented         that the request had been made to reissue  check with deceased son's name removed.  Borrower is deceased and
                                           Executor/XX/19/XX/17/2018.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5756325128 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2016.  The borrower called in with a third party and inquired on the loan history and payment details.
                                           The borrower was advised on the last time the loan was delinquent, the modification and that the loan has been current since modification.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 12/XX/2012 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8898084763 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower spoke to the servicer about their billing statement.  The servicer advised it was sent to their attorney.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2018.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is active.  The proof of claim was filed 02/XX/2018.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3127371898 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  On 06/XX/2019 Borrower called to make a payment and the billing statement was discussed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6567775352 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      02/XX/2019.  Borrower called to advised they set up the payment.
                    indication covered by  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2018.  The dispute type is Written and the
                    insurance              reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower stated they paid late but were never over 30 days.
                    [1] Written Dispute -  A response was issued. There was no further mention of a dispute.
                    Servicer responded     REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    within 60 days and no  FORECLOSURE: No evidence of current foreclosure activity.
                    further communication  BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    from mortgagor         LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  The borrower stated on 10/XX/2017 the home was damaged due to the FEMA disaster. The borrower advised the damages were mostly exterior and did not require an insurance claim. The borrower indicated they would complete the repairs. There was no further mention of the damages or repairs.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 10/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area. The borrower called on 01/XX/2017 to initiate a claim for damages caused by a prior hurricane on 10/XX/2016. The claim was classified as non-monitored. A check for $6,622.99 was received on 01/XX/2017.
                                           The funds were released and the claim was closed on 01/XX/2017.
6057627729 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  On 12/XX/2018 the borroewr called in and wanted to know how can they authorize a third party to speak for them.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6267637934 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2016.  On 9/XX/2016 borrower stated accidentally overpaid in September and called bank and was authorize revoke.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3541125466 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in for general account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8235939419 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2017.  Borrower called for reinstatement figures and advised $11964.23.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  No information provided regarding bankruptcy other than comment dated 6/XX/13.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3301875917 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2016.  Payment inquiry.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7225283163 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Discussed repayment options advised of payment change
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7107212729 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  Authorized third party declined forbearance plan and asked about 1098 tax form.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017; no evidence of damages.
6034341433 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in to make a payment towards the repayment plan. Demographics verified.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2329060162 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Speed pay taken
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
2758146159 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower made a payment; discussed program options. Excessive obligations noted as the reason for default..
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1739390392 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 10/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2016.  8/XX/2016- Borrower spoke with agent discussed account and default due to illness of primary.
                                           Agent advised of grace period and financials deficit of -528.95.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is active.
                                           The proof of claim was filed 04/XX/2017.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3993289279 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2017.  Borrower called and was advised of escrow analysis and shortage and new payment amount effective
                                           07/01.  Borrower was advised can pay shortage or leave it how it is.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8237738359 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in and inquired on the loan interest rate and additional payments to principal. The borrower was advised and they stated they would be making the payment via the website.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5398632980 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Borrower called stating upset had paid November and charging for a late fee.  Totaled suspense amount came to $2268.  Borrower wanted pay history, but rather than waite, transferred to specialist for assistance now.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2012.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2017 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1143659989 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in to see why the payment went up. Rep read the last escrow analysis from seterus to determine why the borrower's escrow and payment went up. Rep uploaded the seterus docs and advised the account had the escrow shortage and had to spread by 48 months.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1920712411 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower was contacted and stated they will making the payment by the end of the month.  A payment was scheduled for 6/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5578944777 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower spoke with an agent and stated they were experiencing excessive obligations. the borrower set up a payment and the agent provided the confirmation number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6747606942 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called for temporary password and promised to make payment via web by 06/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6730589353 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Talked to customer in regard to making a payment. Advised account status. Advised payment history. Offered to program future payments. Customer agreed. Advised payment decrease in
                                           02/XX/16/XX/16/XX/16/XX/16/XX/16/2019 Confirmation Number 17857875, No fee state.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7299489902 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  Authorized 3rd party called in and was advised of total amount due and scheduled 3 payments(
                                           1884.56 with processing date of 2/XX/18, 908.64 with processing date of 2/XX/18 and 874.16 with processing date of 3/XX/18)
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
7344958418 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to confirm payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2190070155 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Spoke with borrower regarding status of account and processed a payment in the amount of $1698.64
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6153398479 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Authorized 3rd Party called in and was provided total amount due . Authorized 3rd party called in because of 3rd request to receive a copy of permanent  modification documents and agent advised that the document was not available due to completed date of 02/XX/2010 and to send in a written request.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The loan is in a FEMA Disaster Area due to Hurricane XXX noted on 09/XX/2017. No property damage was noted.
2303879131 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to schedule 3 payments.  6/XX/2019, 7/XX/2019, 8/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6172884623 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  Borrower called in about adding the authorized third party and proceeded to discuss status of account.  Rep advised of total amount due on the payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4091347169 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2782478543 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in to make May payment and had questions about skipping a month payment. The representative offered repayment plan, but the borrower declined.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2017.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           The bankruptcy was discharged on 07/XX/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8899556013 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  06/XX/2019.  The borrower made a payment .
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit Dispute: Servicer responded to XXX.  Borrower stated
                                           never late. Servicer updated applicable fields to show loan status current as of 3/XX/2017 and provided the payment history.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
7537342355 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called to inquiry about what would happen to the payment when the loan is transferred to the new servicer.  Agent advised the payments are on automatic draft which will transfer over to the new servicer. Loan is current and owner occupied.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area due to Hurricane XXX 9/XX/2017. No
                                           evidence of damages.
7717368073 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  On 08/XX/2019 the borrower Was advised if recent escriw  and and of next payment increase.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6613050014 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2016.  10/XX/16  Outbound, advised cust of TAD.  Borrrower PTP $ 10/XX/16.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8909305968 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      04/XX/2019.  The borrower called to make a payment for $1,300.41 and advised the RFD is due to Excessive indication covered by  Obligations.
                    insurance              EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2016.  The dispute type is Written and the reason is Flood zone.  The dispute is resolved and the status indicates Servicer responded within 60 days and
                    [1] Written Dispute -  no further communication from mortgagor.  The borrower was disputing the property being no longer in a flood
                    Servicer responded     zone.  A response was sent to the borrower on 06/XX/2016 stating documentation is needed to show the property within 60 days and no  is no longer in a flood zone.
                    further communication  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    from mortgagor         FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  The borrower reported property damage on 09/XX/2017 due to Hurricane XXX. Water damage was noted and a leaking window.  The borrower noted on 12/XX/2017 was working on the repairs. The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
8580665121 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  The borrower was contacted to secure payment, A repayment plan was set up for two months. The borrower scheduled the payments for 10/XX/2017 and 11/XX/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2641551585 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2017.  Authorized spouse called  in to accept the trail period & setup payments
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9229791491 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in to make payment for April.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7675950691 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Comments from 3/XX/19 indicate servicer completed welcome call.  Financials reviewed and mod trial initiated. Borrower made promise to pay 4/XX.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3713111105 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The customer called in to inquire about the $50 payment made towards principle as they wanted to make sure it was applied. Confirm with the customer that it was applied.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2675378853 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in to have correct mortgagee clause faxed to their insurance carrier.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8709538474 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2017.  The borrower made a payment over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2010948839 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Customer was contacted and had a payment processed for 8/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7036622478 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower requested their 1098 and the amount of their principal balance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1142183335 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in to confirm payment had posted.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9648551445 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8105839808 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in to make sure autodraft was set up.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2621679744 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Associate contacted borrower to verify their mailing address. Comment dated 12/XX/2018 associate made contact with borrower who stated they received confirmation the ACH will draft on the XXth. Comment dated
                                           07/XX/2018 borrower inquired as to why their payment increased and was advised due to interest adjustment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7251978049 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called to schedule a payment for $886.42.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3587030394 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in for general information regarding the loan. A welcome call was completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 06/XX/2014 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6003907689 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  The borrower was advised of total amount due and ACH payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9486021253 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  The borrower was advised of returned payments and total amount due.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2509190130 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called and stated that when they called in March they were told next due is April.
                                           The borrower received a statement stating that they are due for March and April and the servicer confirmed.
                                           The borrower will mail the March payment today and pay April later in the month.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
8894077312 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  Comments from 7/XX/18 indicate borrower called to review payment status due to automated system said still due for a payment. Servicer advised a payment is still due. Servicer advised borrower of workout review if borrower can go over financials.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7435237010 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5145680386 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower made contact via the IVR.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8823577620 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  On 03/XX/2019 there was a welcome call completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to Hurricane XXX on 9/XX/17.  There is no damage to the property.
8408035741 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to inquire about autopay, borrower needed help setting up online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9317842811 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  On 08/XX/2018 Borrower was called in reference to payment due. Borrower stated had an unexpected insurance bill that made loan become in default. Bank account became overdrawn. Borrower stated got a raised will try to make payments before the 15th of the month.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4745999873 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower forgot to mail payment sending
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6037038917 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      01/XX/2019.  The borrower called on 01/XX/2019 to make a payment.
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower stated on 09/XX/2017 the roof was damaged due to the FEMA incident, and they had not filed a claim. The borrower later stated on 04/XX/2018 they paid out of pocket $500 to repair the section of the roof that was damaged. There was no evidence of an inspection being conducted confirming the repairs were completed.  The damage repair amount is estimated at $500.00.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area.
9959576750 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
1282651396 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in to discuss their account status.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9196572910 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower had a 1098 inquiry and promised to make a payment for $1,659.00 by 4/XX/2019 via
                                           XXX.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1965656292 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  Authorized third party (spouse) called to make a payment plus the escrow shortage; program
                    and documented         options offered.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9415888563 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  Borrower called in with questions on the HAMP modification, borrower gave authorization to speak
                                           with spouse.   Spouse asked about the documents needing a witness signature but documents do not have section for the  witness to sign.  Advised them to just have it signed at the bottom of documents just in case.  Spoke to borrower about grace period and the modification effect on 7/XX/16.  Collection call made, spouse upset calling during grace period.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4664668664 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2017.  Borrower called in stated they did a modification and have not missed a payment.  Borrower was advised of rate increase and that March payment was short.  When April payment received in made up for short payment of March and remaining went to unapplied.  Borrower made a payment for shortfall of April payment in amount of 193.00 and indicated the May payment had already been sent out.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2011.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2011 and there is no evidence of reaffirmation.  Notes indicate bankruptcy has been discharged and that reaffirmation cannot be completed at this time since discharge was back in 2011.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3229623115 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower was contacted to secure payment. A payment in the amount of $619.55 was scheduled for 01/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3462739560 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in and requested a payment be sent for their insurance. A welcome call was completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8743865916 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Received call from unauthorized third party (spouse) who wanted to know if the March payment was received.  Advised party that there is no authorization on file to release information.  Advised to have spouse call back.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8338006709 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower made a repayment plan payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
5184369996 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6546554579 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to advise that payment was made on wrong account.  Borrower was advised to cancel payment online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2604715639 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Commentary states borrower called in regarding the returned payment information and requested to know the total amount due. Borrower also advised of a reason for default.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3616713499 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
3694984691 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to verify the fax was received for the flood payment information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6087705891 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 03/XX/2019.  Borower called in with payment inquiry.  Borrower requested pay history and has not received.
                                           advised mailed out on 1/XX/17.  Borrower stated no longer represented by attorney, bankruptcy has been discharged.  Advised borrower where to go to get modification documents.  Borrower applied and was approved for modification, completed  trial period.  Borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2017.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputing corporate advance fees.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2011.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7075826098 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower made online payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8645546055 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  On 11/XX/2018, the borrower called in to get online access and processed a SPAY payment.  On
                                           06/XX/2019 the borrower called asking about equity in home.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 10/XX/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8824636529 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Called borrower to discuss status of account and welcome call. Borrower said he was not aware that his loan had been transferred. Borrower said will have to talk to wife about account been transfer &
                                           check on the March payment. Borrower added wife as authorized third party for life of loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6409583919 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower advised they appointed 3rd party to speak and make payment on loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
7965281989 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Commentary states borrower called in regarding non-receipt of the welcome package information.
                                           Borrower was advised of the estimated time of arrival for the document. On 05/XX/2019 the borrower called to discuss adding wife.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8619273078 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Commentary states borrower called in to advise of reason for default. Borrower advised payment would be made online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7996274382 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The borrower called stated they received mod docs and will be sending back soon.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7072652535 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  04/XX/2019.  Borrower  Made promise to pay. Demographics were also verified.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The comments on 09/XX/2017 referenced a response was issued regarding a credit dispute. The response indicated the borrower has remained current since curing their delinquency. There was no further mention of a dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: On 09/XX/2016 the borrower called to initiate a claim for water damages caused on
                                           07/XX/2016. A claim check for $4,000 was received on 11/XX/2016. The notes on 01/XX/2017 indicated the funds were released and the claim was closed.
3766329672 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower wanted to ensure that insurance was in place and to verify that insurance documents had been received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in an area impacted by a FEMA disaster (Hurricane XXX
                                           09/2017); no damage reported.
6760597316 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower wanted to check on late fees. The loan is within the grace period.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area due to Hurricane XXX noted on
                                           9/XX/2017.  No evidence of damages.
5683380435 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Servicer spoke with authorized third party who call to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6218480641 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The customer called in for a refinancing application but was unable to speak english. The customer also requested an escrow analysis and confirmed the total due of $1029.58.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4906483731 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  05/XX/2019.  Borrower registered for online website.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2019.  The dispute type is Written and the reason is Flood.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower was disputing the flood zone.  A response was sent to the borrower stating the LOMA from FEMA was outdated and needed to be reissued to resubmit the dispute.  No changes were made to the flood zone.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX noted on
                                           10/XX/2018.  No damage was reported.
9456348792 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  Borrower called to make a payment on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7325856164 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower inquired on payment and advised the borrower that it was taken out on 04/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6803649305 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  On 06/XX/2019 Borrower called regarding bill pay. Borrower scheduled a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Borrower's property was located in a disaster area but was not affected by the
                                           Hurricane
7710488067 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower called in to verify receipt of December payment and was advised it had not been received. Borrower said the payment was mailed out.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2014.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 05/XX/2014 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3342832980 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower called to speak to a supervisor about the account.  The borrower has payments automatically withdrawn and also sent a check in for a payment. The borrower was advised that if the servicer receives a check, it will be cashed.  The representative agreed to reverse the additional funds that were applied to principal and apply it toward the April and May payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A FEMA disaster was noted on 12/XX/17.  No damages were noted.
8877322522 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2017.  3/XX/2017-  Borrower spoke with agent regarding HARP loan agent advised to call bank.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5085433817 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to make a payment and the agent provided the borrower with the loan number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area that was impacted by Hurricane XXX, DR
                                           - XXX, as noted on 09/XX/2017. There were no damages.
7224267155 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4905063234 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called in to say that he was locked out of his account and to have his password reset.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1373383116 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Borrower called to inquiry about the extra funds paid on the account as the funds were not paid by the borrower. Agent advised the borrower it was due to the bankruptcy discharged.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 03/XX/2017 and there is no evidence of reaffirmation.  Previous Chapter 7
                                           Bankruptcy filed 3/XX/2016, case number XX-XXXXXX
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5206715255 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2017.  The borrower called in to discuss the account and their payment information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8463583951 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  The borrower called to discuss account notice from the lender. The borrower requested the late fees from 03/XX/03 be reversed back to the account to bring the loan current. The servicer advised the borrower would have to submit a dispute for the removal.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2016.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2017 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5234228762 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower was sent modification package. Borrower stated would make payment on 06/XX/2019
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8771789195 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The servicer made a welcome call to the borrower and discussed billing, payment options, website information and disclosures. The borrower scheduled a payment over the phone.  On 06/XX/2019 the borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2009.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2009 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8098158803 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2017.  Borrower called in regarding tax information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7637290923 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   12/XX/2017.  Borrower called and stated the last payment was returned because the new account for the
                    and documented         automatic draft was not changed in time.  Borrower will pay the December payment online.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4182408913 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  Comments from 10/XX/17 indicate borrower made payment via bill pay and will mail in mod docs.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5644733355 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  8/XX/18 Inbound Borrower needed to be re set up on site.  PTP internet 8/XX/18
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7354170370 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2017.  Borrower called for information regarding reamortization
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 08/XX/2011 and there is no evidence of reaffirmation.  Limited information noted on bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2138643367 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to request a copy of 1098 form to be sent via email.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4937582294 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The customer called in regarding second lien. Advised to check credit and county, provided the county number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6546013735 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Agent reviewed information with borrower and updated borrower phone numbers.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 07/XX/2012 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5746555818 1        [1]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Active          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    insurance claim and    06/XX/2019.  The borrower called in regarding paying the escrow shortage in full.  The servicer advised the funds held by servicer payment will decrease.  The servicer advised the borrower that  if the borrower pays the shortage over the
                    with indication of     next 12 months, a new escrow analysis will be re-run in May 2020.  The borrower made a payment on the account.
                    related contractor bid EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2016.  The dispute type is Verbal and the reason
                    sufficient to cover    is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is
                    repairs                closed.  On 06/XX/2016 the borrower stated a payment cleared their bank account on 04/XX/2018 but was not posted to their loan. The notes on 06/XX/2016 indicated the borrower sent proof that a check had been cashed
                    [1] Verbal Dispute -   by the servicer. There was no further mention of a dispute.
                    Servicer responded and REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    appears issue is       FORECLOSURE: No evidence of current foreclosure activity.
                    closed                 BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  The borrower called on 03/XX/2019 to report a claim for wind damages caused on 12/XX/2018; stating they have received a check from the insurance company. The claim was classified as enhanced endorse and release. There was no sign of the borrower sending in the check yet. A check for $12,274.24 was received on 04/XX/2019. The funds were endorsed and released to the borrower on 05/XX/2019. The borrower called on 06/XX/2019 to schedule an inspection claiming the repairs were completed.  A final inspection was set up for 06/XX/2019. The results of the inspection have not yet been provided.  The damage repair amount is estimated at $12,274.24.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area noted on 01/XX/2019. No damages were reported from the incident.
6036084523 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to see if their insurance had been paid yet and stated that they would call the insurance company.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2889013309 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   04/XX/2019.  The borrower called who stated had problems with trying to make a payment through Western Union.
                    and documented         Agent advised borrower of website with no fees.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1149064586 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      01/XX/2019.  Contact with the borrower resulted in the 1/XX/14/XX/14/XX/16/XX/11/XX/20/XX/17/XX/21/XX/21/2017.
                    indication covered by
                    insurance

                    [1] Written Dispute -
                    Servicer responded
                    within 60 days and no
                    further communication
                    from mortgagor
5422134140 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Customer called to make payment unable to locate loan number. Customer lost job which cause for reason for default. Update financials. Process speed pay for $$1650 for 02/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
1458298896 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  Borrower was contacted regarding payment status.  Borrower advised no interest in forbearance due to disaster.  Advised no home damage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Notes dated 10/XX/2017 make reference to a natural disaster in the area of the subject property. No damage was indicated.
9828557298 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  Borrower called in for account status, borrower was unaware of escrow shortage and PMI on loan
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
9342712002 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower called in to confirm the online payment was set up with the new bank account. The agent confirmed that it was.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and
                                           noted on 09/XX/2017.   No damage was reported.
1396292048 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  On 4/XX/2018, the borrower answered the call and was given the payment expectations.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3127054997 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to remove co-borrower from loan as they no longer occupy the property and was advised they could not remove the co-borrower unless they refinance and assume the loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2008.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           The bankruptcy was discharged on 01/XX/2009 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1275529915 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2017.  Comments from 5/XX/17 indicate borrower said payment was supposed to come out 5/XX/1 and overdrew account. Borrower not sure if bank will honor payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6745737864 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower one called stating her old insurance company will be sending an insurance refund.
                                           Advised nothing has been received as yet. The borrower inquired about the ach, advised it was transferred over and to allow ten business days.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7688963250 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  Borrower one called in to discuss autopay.  Borrower is deceased and Executor/Heir exists to
                    and documented         dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4184585344 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 05/XX/2019.  On 03/XX/2019 Borrower call to schedule a payment. Borrower was provided with know your options for assistance.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  There were was two payment draft in May and the customer wanted one refunded. The customer called the bank who stated the payment was cleared 05/XX/2019 in the amount of $695.63.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1509400006 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  On 04/XX/2019 Borrower called for status of automatic pay. Borrower was advised that automatic pay remains the same.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6742202968 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7913319369 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  Borrower called in to set up the next 3 months payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8755340993 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to discuss status of account and Rep discussed welcome call routine. Rep sent
                                           Rapid registration link sent via e-mail to borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8820416070 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  8/XX/2017- Bwr stated that she can't find email/ temp password  advised to check spam folder
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6546459157 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2017.  On 03/XX/2017 Borrower called in reference to final modification documents received. Borrower was advised of the modification process. Borrower stated will mail the payment check.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4170091187 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in about payment increase and scheduled payments for 06/XX/2019 and 07/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4063402743 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The borrower stated that they mailed in a short payment and would start a new payment as of
                                           12/XX/18.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7579682740 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2017.  The borrower called to confirm the wire that was sent for reinstatement. Advised it has been received and home should be pulled  of foreclosure by tomorrow.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4501831923 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to discuss the account status and dispute the fees in the amount of $3471.24 assessed by the prior servicer. The agent advised the borrower to dispute the fees with the prior servicer. A payment was taken in the amount of $1560.36.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1071641895 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2361664338 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  On 04/XX/2019 Borrower authorized to have third party on account. Third party made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4310209178 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower made a promise to pay $986.93 by 6/XX/2019 via web.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was impacted by hurricane XXX as noted on 09/XX/2017. No damage was noted.
8834489307 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      01/XX/2019.  Borrower asked about deferring a payment. Servicer stated not an option and borrower stated will indication covered by  make payment online by 01/XX/2019.
                    insurance              EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    [1]                    FORECLOSURE: No evidence of current foreclosure activity.
                    Damaged/Occupied/FEMA  BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    Zone - Active          LITIGATION: There is no evidence of litigation on the file.
                    insurance claim and    TITLE ISSUES: There is no evidence of title issues.
                    funds held by servicer PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  A claim was
                    with indication of     filed for water damage that occurred on 05/XX/2014. The claim was being settled by a third party.  Claim funds related contractor bid were received and returned for endorsement  on 12/XX/2016.  The claim was closed on 10/XX/2017 due to aging.
                    sufficient to cover    The claim was reopened and claim funds in the amount of $13339.41 were received.  A 50% inspection was noted
                    repairs                on 07/XX/2018.   File was pending final inspection as of 01/XX/2019. 50% inspection was received 07/XX/2018.
                                           The claim is pending the 100% inspection as of 03/XX/2019.  The borrower reported roof and fence damage on
                                           01/XX/2018 due to the hurricane.  The borrower stated did not file a claim.  The details of the damage and status of repairs were not provided.  The damage repair amount is estimated at $13,339.41.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 11/XX/2017.
1824423055 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
8882511974 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3913040723 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  Borrower made promise to pay $2249.69 by 6/XX/19, a promise to pay $2300 by 7/XX/19, and a
                    and documented         promise to pay $2300 by 8/XX/19.  Borrower is deceased and Executor/XX/07/2013.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4984778729 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
8794729032 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  The borrower called in to make June installment in the amount of $1,392.27.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2011.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2016 and there is no evidence of reaffirmation.  The proof of claim was filed 09/XX/2011.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7628764332 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    requested within the   PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called and made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Payoff requested 01/XX/2019. Damages caused by Hurricane XXX noted and repairs completed.
6792192744 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to get general account information on account
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8595568752 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in asking if a billing statement has been sent out. Borrower stated not able to to complete rapid registration because they are unable to update their email address. Service agent sent paperless enrollment link via text message to the borrower. While on the phone the service rep completed the welcome call with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1885777514 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower provided authorization on the account for their son, scheduled a $2,493.47 for
                                           04/XX/2019 and completed the Welcome Call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4007302910 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2016.  The borrower authorized a payment in the amount of $1172.72
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1307959369 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called to inform when sent in partial payment, also sent the other partial payment.
                                           Borrower states is cashed. Advised to send in copy of front and back of check for further assistance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2012.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2017 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9170866703 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called regarding a statement he received and the non-interest amount.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2010.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2015 and there is no evidence of reaffirmation.  The proof of claim was filed 02/XX/2012.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5199045790 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Comments show contact with authorized third party regarding payment information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A FEMA disaster was noted on 9/XX/18.  Damages were noted.
9249393679 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in to discuss their next payment due.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. XXX Hurricane XXX
                                           (DR-XXX) declared on 09/XX/2017. No damages reported.
8755605915 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The customer called in to make a payment, updated account info and was counseled on the know your options site.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3610117031 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called and a welcome call was completed, know your options for making payments was discussed and the customer provided a payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1437235561 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower scheduled a payment of $603.03 for 6/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3638504500 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      03/XX/2019.  Borrower called in and  wanted to make sure spouse was added to the life of the loan. Welcome indication covered by  information provided.
                    insurance              EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2013.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 08/XX/2016 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower reported minor damage on 09/XX/2017 due to Hurricane XXX.  The borrower did not file a claim.
                                           The details of the damage and status of repairs were not provided.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
3262601505 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  The borrower called in and inquired on modification to lower the interest rate. The borrower was advised on the application and option of refinance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6627090713 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to verify the payment was pending. Agent confirmed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8424255470 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  10/XX/2018.  Borrower wanted work phone number removed from system.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputed credit reporting.  Servicer responded and handled dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4437419480 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to inquire about refinancing.  They were advised to call back with an interpreter.  The borrower scheduled a payment for 6/XX/2019
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8473424807 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Spoke with borrower, borrower called in to make a payment via phone payment scheduled for May 24
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8698449367 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    requested within the   PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  The servicer called for the June payment. The borrower stated it would be paid online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA Disaster area due to Hurricane XXX noted on
                                           09/XX/2017. No property damages were noted.
5139802146 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Called borrower for welcome call and to discuss status of account. Borrower said wanted to be making a payment on line. Rapid registration link sent via e-mail to borrower.
                                           04/XX/2019 - borrower called to make a payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4540881934 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Call in and spoke to authorized third party with borrower on the line and proceeded to discuss status of account. Authorized third party said was calling to confirm payment information and payment was received.  Rep advised the March payment had been received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2843002602 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  03/XX/2019.  Comments from 3/XX/19 indicate servicer completed welcome call. Borrower asked why payment
                    from mortgagor         increased. Servicer advised payment includes late fee.  The servicer advised them of knowyouroptions.com.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The servicer received a credit dispute and reported the loan status through 3/2018.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6745623246 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called about sending a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2018.  The chapter is
                                           Chapter 11.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9707475613 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7069468870 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5446433083 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower made a promise to pay of $470.23 stated reason for default was curtailment of income.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6434635622 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      06/XX/2019.  6/XX/2019-Notes indicate the borrower scheduled a Promise to Pay payment for $2538.80 effective indication covered by  6/XX/2019. The agent advised of the payment confirmation number.
                    insurance
                                           The borrower stated had sent in 3 payments to the p.o. box. The agent advised the last payment received on
                    [1] Written Dispute -  3/XX/2019 of $2488.31.
                    Servicer responded     EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2018.  The dispute type is Written and the within 60 days and no  reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 further communication  days and no further communication from mortgagor.  Borrower filed a credit dispute on 4/XX/2018 for credit
                    from mortgagor         reporting . This was resolved on 4/XX/2018 with the response mailed citing updated made to the borrower information and the reporting during the bankruptcy was suppressed from 1/XX/2017.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2012.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2017 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           A claim was initiated on 09/XX/2017 for damages caused by Hurricane XXX on 09/XX/2017. The borrower advised on
                                           01/XX/2018 they repaired the home with their own funds since the insurance company denied the claim. The servicer advised they needed a copy of the denial letter to close the claim. The borrower later called on
                                           09/XX/2018 stating they had plumbing issues and inquired if insurance would cover the damages. There was no evidence of the borrower filing a claim for the plumbing issues. There was no reference to the borrower sending in the denial letter for the hurricane claim, nor was there mention of an inspection confirming the repairs were completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to Hurricane XXX noted on
                                           09/XX/2017. On 12/XX/2017 the comments indicated claims were initiated for damages on 06/XX/2015 and
                                           08/XX/2015; the damages for either claim were not specified. The notes at that time also stated a claim check for $7,000 was received for the damages on 08/XX/2015, and a check for $10,000 was received for damages on
                                           06/XX/2015. The funds were released to the borrower and the claims were closed on 12/XX/2017.
7536376403 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6624242412 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Borrower called in to get the balance left on the policy.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2015.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 03/XX/2016.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
                                           ADDITIONAL INFORMATION: NA
4416179004 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  On 04/XX/2019 Borrower called to confirm payment was scheduled. Borrower was advised payment was scheduled for 04/XX/2019. Borrower was provided with know your options for available assistance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8713469251 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Contact with borrower regarding loan status and payments. Borrower thought they were on auto pay, payment scheduled.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3689654571 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Comments show contact with borrower regarding insurance on loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2741720725 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    requested within the   PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in regards to general account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and
                                           noted on 09/XX/2017.   No damage was reported.
1711387794 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Spoke with borrower advise total amount due $1649.75 advise next payment due $1639.75
                                           01/XX/05/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2392423313 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called and stated they received a billing statement from 1/2019 and wanted to ensure everything is up to date.  The borrower was advised to disregard the statement and everything is current.  The borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8423388316 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called in to set up a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4174530336 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to make shortage payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6179876854 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower stated wife takes care of the mortgage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7286512702 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
7278380595 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2017.  Borrower called to verify payments secured.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5886611328 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      06/XX/2019.  Customer called to make a payment and rep walked customer through downloading the app and indication covered by  creating an acct to be able to make payments free of charge.  Payment scheduled for 6/XX/19 in the amt of
                    insurance              $1170.77.  Borrower is deceased and Executor/XX/02/XX/05/XX/02/2017.

                    [1] Mortgagor Deceased
                    - Executor/Heir exists
                    to dispose of
                    property; identified
                    and documented
8528772201 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to request PMI removal
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is in a FEMA Disaster Area due to Hurricane XXX noted on 08/XX/2017. No property damage was noted.
9185638463 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was in a FEMA disaster area due to Hurricane XXX on 8/XX/17.  There was damage and it is noted as resolved, but caused default on mortgage.
3949731733 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was impacted by hurricane XXX as noted on 09/XX/2017. No damage was noted.
2016166468 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called regarding check received wanted to know why.  Advised that it is an escrow refund and that payment is also going down $184.20 a month. Borrower stated that it will be paid by debit  card on the  Seterus website on the XXth. Because they get paid on the 10th and the 25th.
                                           06/XX/2019 - borrower called to request the removal of PMI
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9720227053 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to verify last payment sent was received. Agent confirmed that it was.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8453269483 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The servicer completed a welcome call and advised borrower of payment options and verified demographics.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Hurricane XXX 09/XX/03/2017.  An insurance claim occurred in 2013 that was closed.
5003895685 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The customer called in to verify the payment would be drafted.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3835062508 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
6063769730 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to inquire about the loan transfer. The servicer completed the welcome call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
6535619134 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower calling to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7586916234 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8165493685 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  9/XX/17 Inbound, advised account due for 9/1 iao $1236.27.  Borrower stated oversight but she sent $500 which I advised is not enough for a full installment and she will be subject to negative credit.
                                           She advised we will also receive a payment in the 2nd week of October for the October payment.  Asked if it was oversight could she not use the money to make the payment she stated she needed to wait until she got paid again, call ended unexpectedly.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5714847984 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  On 1/XX/2019, the borrower called in and said that the bankruptcy has been discharged.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 08/XX/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
2578616052 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1966168525 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3753491330 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in to make a payment by phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4226256883 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called and promised to make a payment by 4/XX/19 online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2128203076 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Servicer completed welcome call, assisted borrower with online autopay setup.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4073047380 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Spouse/Authorized 3rd party called to make payment of $1936.77 using historical banking information
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5647504427 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9820223375 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Authorized 3rd Party called in to make payment iao 695.23
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2149151337 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in and completed welcome call as well as to advise that he would make payment on
                                           3/XX/19
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6777793336 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 11/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2014.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 10/XX/2015.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
3208917581 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to verify that the payment was processed for June.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2585476064 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in to inquire when to payoff the late fee balance in the amount of $102.39.
                                           Advised that the late fee balance can be paid off at any time throughout the loan. Borrower scheduled a payment for 04/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6748426187 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5784304346 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
4986271162 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  Last direct contact with customer was on 11/XX/2017.  Borrower called to make payment, noted
                                           property was owner occupied and stated reason for delinquency was casualty loss but there is no indication that there was property damage.  Borrower stated there was flooding in home and had not filed an insurance claim; no claim received and no reference to loss draft in the notes..  Borrower had stated earlier that he was out of work due to illness, then Hurricane XXX hit and now was only getting base pay.  Borrower applied for and received disaster forbearance for 6 months from 10/XX/2018..
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Disaster first mentioned 9/XX/17
4812272308 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Other party called in needing information regarding payment. The servicer advised that party they were not authorized on the account to receive information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8655037354 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  The borrower called in to discuss their auto drafts.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1107018243 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  Borrower called in and scheduled payment iao 531.38 to be processed on 11/XX/17.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1532809344 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Borrower called in to provided updated banking information due to bad check flag. Agent updated information
                                           (team lead removed bad check flag) and processed payment iao 810.86 and provided confirmation number
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3787099311 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called regarding the payment and scheduled a payment. The borrower also stated that they made a payment of $2,300 and it was cashed but not applied to the loan.  The borrower was advised to send the bank statement and a missing payment request.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3359981316 1        [1] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Active insurance claim PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    and funds held by      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    servicer with          05/XX/2019.  Borrower called in to discuss the billing statement and status of the claim check sent for indication of related  endorse and release.
                    contractor bid         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    sufficient to cover    REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    repairs                FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2015.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2017 and there is no evidence of reaffirmation.
                                           02/XX/2018 Commentary states Bankruptcy was discharge 11/XX/2017.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower called on 05/XX/2019 to report a claim for hail damages caused on 05/XX/2019.  The claim was classified as enhanced endorse and release requiring an inspection showing 90% of repairs completed to close the claim. Two checks were received on 05/XX/2019 totaling $14,447.36. The funds were endorsed and released on
                                           05/XX/2019. There was no sign of any repairs being completed.  The damage repair amount is estimated at
                                           $14,447.36.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8192434382 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  the customer called was 2 payment due, schedule the payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3701010736 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7720303352 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5081695753 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The authorized third party called in and made a payment in amount of $3400.00 and was provided with the confirmation number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 08/XX/2011 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6298518937 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   04/XX/2019.  The borrower called to make a payment.  Borrower is deceased and
                    and documented         Executor/XX/12/XX/29/XX/29/XX/28/XX/31/XX/08/XX/08/2019 and there is no evidence of reaffirmation.  No evidence of the bankruptcy being closed.
                    [1] Verbal Dispute -   LITIGATION: There is no evidence of litigation on the file.
                    Servicer responded and TITLE ISSUES: There is no evidence of title issues.
                    appears issue is       PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current
                    closed                 occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5511020301 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower called to get the online account unlocked in order to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1920293487 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower was advised of total amount due and proceeded to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA Declared Disaster Area due to Hurricane XXX noted on
                                           09/XX/17. All damages to property were repaired. A hazard insurance claim was made, paid, and closed.
                                           Inspection shows repairs completed at 100%.
6415042591 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7610250815 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The customer wanted to confirm the loan transfer information and stated they mailed the payment in for March.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2012.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2016 and there is no evidence of reaffirmation.  Chapter
                                           13 bankruptcy case XX-XXXXX filed 1/XX/2012 and discharged 10/XX/2016.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4905431418 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Borrower called regarding total amount due.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3218556829 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
9034108525 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  The borrower was contacted and advised that the final modification documents have been received and they will continue the process and bring the loan current.  The modification payments will begin
                                           6/XX/2018.  The borrower declined to post date payments and will go online to make payments when funds are available.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1455437901 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   05/XX/2019.  The authorized third party scheduled a payment over the phone.  Borrower is deceased and
                    and documented         Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
8344488591 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in to go over the on boarding call with the new servicer.  They verified their information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8914634795 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8733141967 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2016.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 06/XX/2016.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4898357048 3        [3] Title Issue -:     LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Liens not Perfected    PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Verbal Dispute -   03/XX/2019.  The borrower called on 03/XX/2019 to advise they would make their March payment the following
                    Servicer responded and week.
                    appears issue is       EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2018.  The dispute type is Verbal and the reason
                    closed                 is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  On 08/XX/2018 the borrower called disputing the delinquency on the account stating they made their payments. The issue was resolved as of 09/XX/2018.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is evidence of title issues with the property.  The comments on 07/XX/2016 stated a prior lien issue was identified. Title services was notified and the review of the issue was closed. There was no mention of a satisfaction of lien or lien release.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX. No damages were reported.
9092244988 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower need assistance with re-setting password
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9977610061 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower promised to make payment via web for $789.69 by 05/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5350739064 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  On 04/XX/2018 Borrower was called in reference to payment due. Borrower stated tenant moved out of property and there is no one currently renting property. Borrower scheduled a payment. Borrower stated is looking for someone to rent property. Borrower was advised on prepayment plans to avoid late charges.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
                                           ADDITIONAL INFORMATION: NA
6967899114 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The Borrower verified demographics and made a promise to pay
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6145401691 3        [3] Damaged Interior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damage remains         PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    unresolved and no      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was indication covered by  03/XX/2019.  On 3/XX/2019 spoke to the borrower who made a payment for $658.73 effective 3/XX/2019 and a
                    insurance              payment for $658.73 effective 4/XX/2019. The borrower stated they need to make a hazard claim.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  The borrower called to open a claim 03/XX/2019; the details of the damages were not provided. The service advised to call back on Monday to speak with the loss draft department. There was no sign of the borrower filing a claim, and there was no mention of any repairs.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4480131083 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Commentary states borrower called in regarding year end statement information. Borrower also scheduled a payment on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1130135444 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called the Servicer to inquire about refinancing the loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2012.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 10/XX/2012.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4110884193 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2016.  The borrower advised owner occupied and called to request delay the auto draft to 8/XX/2016 and to resume as normal for Sept, the agent advised was not able to do so.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4915628155 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The authorized third party called stating still has funds in the bank for payment set up on
                                           2/XX/12/XX/15/2016.  Repairs were made and the claim closed.
3061212617 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in and inquired on a $10.00 late charge that they thought would be waived. A request was submitted for th charge to be waived.  On 05/XX/2019 borrower called to find out why they were charged a $10 late fee.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
9694657484 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2017.  Spoke with borrower stated struggling with payment and was looking for options. Loan summary bankruptcy discharge addressed prior notes 07/XX/2017 rate will go to  4.375 and P&I  will be $1774.41 this does not include escrow. Borrower request a copy of the loan modification.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2011.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2012 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1211939932 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    requested within the   PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The last contact with the borrower was on 02/XX/2019 to discuss 1098. The customer also needed a payment history.
                                           06/XX/2019 - talked to borrower - payoff generated
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6812091994 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5700678964 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  The servicer called for payment and the borrower advised the payment was made through bill pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2217740058 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
8348438647 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower called for technical support for website.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6434015390 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called because was late for the month of June and that we charged a late fee. The borrower would like for us to waive that late fee. The representative advised that the late fee was removed.
                                           The borrower made a promised to pay $1301.59 by 7/XX/19 via bill pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9043210194 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  Borrower was advised of total amount due and scheduled payment iao 957.80 to be processed on
                                           10/XX/18.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6747947608 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Commentary states borrower called in regarding call from servicer. Borrower advised payment was mailed out for the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA declared disaster area due to Hurricane XXX which occurred on 09/XX/2017. No property damage was reported.
2201893332 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  9/XX/2018-  Borrower call regrading Hazard Insurance coverage amounts planned to purchase insurance.  Agent transferred the call to insurance department.
                                           04/XX/2019 - Borrower called to make payment - advised borrower we have a pending payment for March from auto pay already set up.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6621890147 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  Comments from 1/XX/18 indicate borrower called in to review hazard insurance information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5482253612 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called regarding missing document they were supposed to received due to illness, the borrower was advised the doc would be sent out soon.  On 05/XX/2019 the welcome call was performed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8121236640 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  Borrower called about escrow shortage and stated that the wife mailed a payment in the amount of
                                           $705.17. Advised borrower of reversed payment on 02/XX/18 and will put the shortage amount once reversal is done.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comment dated 09/XX/2017 reflects that the property is located in a disaster area due to Hurricane XXX. No damages reported.
1474181189 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Comments from 12/XX/18 indicate borrower fell behind due to cost of septic tank replacement.
                                           Borrower has been working overtime and saving to get caught up. Borrower scheduled payment during call.
                                           Servicer informed borrower of suspense funds due to over payment in previous months.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7939619078 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The customer requested the amount for taxes and insurances as well as made a payment arrangement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7519038487 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
5043076591 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called  in to confirm loan has been acquired. Service rep confirmed the general account information and informed the borrower while bankruptcy is active they will not have access to online or mobile account access. The borrower stated the bankruptcy was completed January 2019. Welcome call was completed. The borrower had no further questions.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2014.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2019 and there is no evidence of reaffirmation.  The proof of claim was filed 05/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5788384359 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Customer called about making a payment. They were guided to the website to make a payment.
                                           Payment was to be set up for that day.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3752447609 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to confirm that the loan is out of foreclosure and was not sold. Borrower was advised of the next payment due date and that the loan is in good standing. 06/XX/2019 borrower called, regarding account status and will make a payment on  06/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9541694697 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Borr called asking what their options were to get rid of the property.  Was told normal short sale, DIL and Refi.  Cust understood
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4839454494 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  The borrower inquired about payment the agent addressed the concerns and the call ended.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3475560713 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  02/XX/2019 - Borrower called with insurance questions
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8194058233 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The agent completed the disaster interview and the borrower stated that the property was not affected by the recent hurricane. There were a few trees down but he had already cleared them out. He lost 2 weeks of work and a forbearance was discussed. The borrower will call back if he needs assistance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA declared disaster area due to Hurricane XXX which occurred on 10/XX/2018. No damages were reported.
1796657347 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Borrower phoned payment iao 761.55 to cover returned check
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8023611584 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called in about loan being transferred and payment status.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2802845131 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The customer called regarding their loan transfer, ach information and loan number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4797891042 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called for payment information and discussed the Billing Statement.  The borrower also inquired about PMI removal and was advised they are not eligible due to 1 late payment in the last 12 months.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2014.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2014 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6857353071 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  A3P calling in to make payment on account
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7932102211 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  Comments from 9/XX/18 indicate servicer called to collect September payment. Servicer informed borrower of TAD and late fees on account. Borrower was at work and will call back next week to review file and workout options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7757282481 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  12/XX/2018 - Borrower called - most recent statement shows double payments due - advised borrower statements and payment crossed in mail.  Account is current.  Processed payment in the amount of $3191.64.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8450892052 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3701231459 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called and stated double payments were taken from her account, advised to confirm with bank both paymetns have cleared and then they will send one back.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1107145891 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5695981970 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      05/XX/2019.  05/XX/2019: The borrower called to inquire if it was possible to cancel their payment for indication covered by  $1483.25.  The servicer informed borrower that it was too late to cancel a payment.  The borrower stated that
                    insurance              they understood and advised servicer that they will be making payments on the 15th of every month now.  The borrower scheduled a payment in the amount of $1483.25 for 6/XX/19
                                           03/XX/2019: Borrower called in to make a biweekly payment. Agent advised in order to do biweekly program loan needs to be one month ahead in payments. Borrower advised once setup on system will look at what it says.
                                           Agent processed payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower advised on 10/XX/2017 the roof was damaged due to Hurricane XXX. There was no evidence of a claim being filed, or any repairs being completed.  Property repairs have not started.  The property condition is
                                           UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX.
7897368055 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  03/XX/2019.  The borrower called and promised to pay $948.86 by 4/XX/2019.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A response was issued on 11/XX/2018 to credit dispute received by the borrower stating the account had never been in collections. There was no further mention of a disptue.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX. On 02/XX/2018 the borrower called to initiate a claim for damages caused by the hurricane on 09/XX/2017. A check for $3,150.80 was released to the borrower on 02/XX/2018 and the claim was closed. The borrower also filed a claim on 12/XX/2017 for hail damages caused on 03/XX/2016. The claim was initially classified as monitored. A check for $4,093.97 was received on 01/XX/2018. After the service transfer, the claim was reclassified as non-monitored on 03/XX/2019. The funds were released on 03/XX/2019 and the claim was closed on 03/XX/2019.
9118498352 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower inquired on insurance and was advised that the loan is not escrowed. Borrower requested for the address to send in proof of insurance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6828493814 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5009615671 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Outbound call was placed to borrower who then ptp 1808.62 by 4-2-19 via web.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9201433514 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  Borrower called to get the principal balance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
2851234789 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to make a payment on the account and inquired about escrow.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5302828545 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower was advised of late fees for 8/XX/17 & 10/XX/17. Borrower was also advised of discounts if the late fees are paid
                                           06/XX/2019 - Borrower called - will be making payments online
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2561623390 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borr called wanted to confirm ACH payment was scheduled. Confirmed it was set for 4/XX/19 iao
                                           $859.31
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7811344594 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to reset password in order to make a payment .
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1171084798 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in for a better understanding of the escrow analysis and the rep reviewed the analysis with her.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8637283324 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  3/XX/2019-  Borrower spoke with agent discussed account and draft attempts.  The borrower under impression debit occurred more than once and agent advised only one time  draft processed.  Borrower agreed to make payment $2281.61 via website on 3/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2228334215 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called to verify payment amount and if late fee could be waived (advised no more late fee will be waived).
                                           Borrower is retired but also works at XXX.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7790180746 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
7252486789 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower advised the RFD is due to his mother passing away and made a payment for $314.81.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4252806118 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  inbound call from borrower to inquire about loan docs, borrower would like to have spouse name put on loan. Loan servicer advise request has been inputted and will take at least 3 days for it to be processed. Last skip trace 08/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7435984151 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 08/XX/2018.  Comments from 8/XX/18 indicate borrower filed dispute due to repayment plan funds being applied to late fees. Servicer provided TAD and processed payment for August.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  dispute due to repayment plan funds being applied to late fees
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8312310119 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3155103243 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called and authorized a payment of $1633.14. Also removed the phone numbers on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2019.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is active.  The case number XX-XXXXXX
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6427770807 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 02/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4541957906 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6843880417 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in regards to never receiving overage check, representative placed a stop payment on check and reissued same.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4842096917 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2017.  Comments from 1/XX/17 indicate borrower called in to review HAMP incentive letter. Servicer explained program details.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1540331046 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to schedule a payment for 7/XX/19 and 7/XX/19.  He also questioned being charged
                                           $19 for a speedpay fee stating it was due to trouble with the website.  Agent requested research and it was waived.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9462138140 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Spoke with the borrower and they stated they will make the payment online in the amount of
                                           $981.59 on 12/XX/18.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4648585203 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in regarding escrows and was advised of the shortage.
                                           04/XX/2019 - borrower called with a promise to pay $1734.05 by 05/XX/2019
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and
                                           noted on 11/XX/2017.   No damage was reported.
                                           The loan was previously sold at foreclosure sale and the sale was vacated by the court and rescinded as of
                                           01/XX/2018.
1786519080 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The last contact with the borrower was on 12/XX/2018. The borrower wanted to remove mom from loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8299566791 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to make payment, advised could not process a payment until the 8th, that's when the website would work. Welcome call completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 11/XX/2010 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1244901195 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The last contact with the borrower was on 11/XX/2018 to discuss bringing the loan current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8050232215 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called about the loan transfer.  Agent advised the loan is set to transfer servicers as of 3/XX/2019 and there will be more information sent in the Goodbye Letter. Loan is current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8087966781 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The last contact with the borrower was on 03/XX/2019 for the welcome call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5567385377 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to make a promised to pay $825.66 by 5/XX/19 via bill pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8577554626 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  On 6/XX/19 borrower called to stop the a uto pay and to let us know that the payment will be paid on 6/XX/19.  Advised borrower he will need to set the auto pay through a form on website.  Borrower promised to pay $1928.82 by 6/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is poor.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5864102636 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
1022819261 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  Commentary states borrower called in regarding the interest rate increase. Borrower was advised of the interest rate change and that is the highest the rate will go for the life of the loan. Borrower also advised of the maturity date of the loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5404849020 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Outbound call to the borrower. The borrower does not want to be contacted.
                                           The authorized third party called in wanting to know if the insurance was paid.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA declared disaster area due to Hurricane XXX which occurred on 09/XX/2017. The property was damaged and a claim was filed. Repairs were noted as complete and the claim was closed.
3715223444 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called returning the automated message
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
9475867085 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Comments show contact with borrower regarding loan status and payments. Servicer discussed financial situation with borrower and explored workout options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
5100535036 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The customer called due to their credit report being effected by the loan transfer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2016 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7179653597 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2016.  Spoke to borrower verified occupancy, borrower inquired about payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1779207504 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2016.  The borrower called for assistance with online website.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8587111996 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2017.  The borrower called to add the daughter to the home as acceptable poc.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8409877324 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Written Dispute -  06/XX/2019.  The borrower wanted to pay bi-weekly and pay extra principal with each bi-weekly payment. The
                    Servicer responded     initial payments were misapplied and the borrower asked that they be corrected. The payments were reversed and within 60 days and no  reapplied.
                    further communication  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2016.  The dispute type is Written and the
                    from mortgagor         reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower provided evidence that the mortgage payment was made timely in August, 2015; the servicer reported it 30 days late.  Research was conducted and the reporting was corrected.  Issue was closed.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9966937472 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      06/XX/2019.  Customer scheduled a payment for 6/XX/2019.
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower advised on 10/XX/2017 the home was flooded as well as a tree fell and caused damages due to the
                                           FEMA incident. There was no evidence of a claim filed or any repairs being completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 10/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area.
3231112984 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in to discuss escrow account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2009.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6852673171 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2017.  The borrower and their attorney called in and discussed the missing payments on the account.
                                           They were advised that since the loan had been transferred the payments that were missed were 9/XX/17 and that the other two missed payments were from the prior servicer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
3261892230 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8472697332 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Borrower called and scheduled three months payments:  12/XX/18, 1/XX/19, and 2/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
3962077427 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called to verify the payment amount.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5554544777 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called and rep discussed the modification with him.  The borrower hung up after the rep advised him that we have not received his March payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1720785675 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called in and inquired how additional funds were applied. The borrower was advised any additional funds are applied to the principal.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2010.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           The bankruptcy was discharged on 08/XX/2010 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9740817249 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6896165993 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Borrower called to check on payment. Advised received today. USPS no longer flies mail with a stamp.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6872276332 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Comments from 11/XX/18 indicates borrower spouse called to see why they have a late fee. Servicer advised fee was due to late October payment. Loan is current at this time.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7016889397 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The customer called to find out why there was money in suspense. They were informed it was applied to principal. They were also informed of the amount they owe in late fees. The customer processed a payment for 2/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6065022034 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  On 04/XX/2019 the borrower called to be setup on biweekly paymens.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3593225611 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower received a welcome call and discussed billing statement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7931230847 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  On 6/XX/2018, borrower called to make XXX aware of why she is late with her June payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1170847724 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Borrower called to make sure the ACH was set up on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8472942388 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower advised that the confirmation slip would be mailed  or emailed. Processed a payment of
                                           $396.54
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5990579370 1        [1]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Active          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    insurance claim and    04/XX/2019.  Authorized third party called to confirm if auto pay is on, advised yes, it is set for the 11th funds held by servicer of each month.
                    with indication of     EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    related contractor bid REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    sufficient to cover    FORECLOSURE: No evidence of current foreclosure activity.
                    repairs                BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2010.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 05/XX/2015 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           A claim was filed for hurricane damage that occurred on 09/XX/2017. Damage was noted to the roof and shingles and water leaked through the roof causing damage.  Claim funds in the amount of $5119.82 were endorse and released to the borrower on 12/XX/2017.  The claim was re-opened with settlement funds in the amount of
                                           $49857.25 received on 10/XX/2018.  The initial draw was released on 12/XX/2018.  The claim is pending the final inspection to release remaining funds.  The damage repair amount is estimated at $54,977.07.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 11/XX/2017.
9627084831 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2017.  The borrower authorized a payment in the amount of $969.21.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7241768614 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Verbal Dispute -   05/XX/2019.  The borrower called in regarding a notice to pay flood insurance. The servicer notice was
                    Servicer responded and generated on 5/XX/19 and offered to send to escrow to review. The borrower declined insurance policy is
                    appears issue is       included in escrow.
                    closed                 EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2016.  The dispute type is Verbal and the reason is Flood dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower was disputing flood zone.  Dispute is closed.
                                           REASON FOR DEFAULT: The reason for default is excessive obligations.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2015.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is active.  The proof of claim was filed 04/XX/2016.  Bankruptcy was dismissed but a motion to vacate judgement was granted on 12/XX/2016.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9983479203 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  On 3/XX/2019 spoke to the borrower who asked of the autopay would transfer. Advised the borrower it did.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8098496798 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  Comments from 6/XX/18 indicate borrower called in to review billing statement showing due for 2 months. Servicer explained that this was due to billing statement going out prior to payment being processed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9341582173 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1907079429 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Servicer gave welcome call information and borrower made a payment over the phone
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6387239889 1        [1] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Active insurance claim PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    and funds held by      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    servicer with          11/XX/2018.  The authorized third party contractor called in to confirm the check was sent out to the borrower indication of related  and was advised of the inspection needed to close out the claim.
                    contractor bid         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    sufficient to cover    REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    repairs                FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           A claim was filed for hail damage that occurred on 07/XX/2017.  Claim funds in the amount of $9749.09 were endorse and released to the borrower on 05/XX/2018.  Additional funds in the amount of $4106.71 were received on 10/XX/2018. Funds were released to the borrower on 11/XX/2018.  The claim was classified as partial monitored. The contractor's bid was received on 03/XX/2019 in the amount of $11719.18. The claim is pending the final inspection.  The damage repair amount is estimated at $13,855.80.  Property repair is in process.
                                           The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Noted on 03/XX/2019 signed contractors bids in the amount of $11,719.18 was reviewed and accepted.
6787972087 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower ptp 1616.99 on 4/XX/19 via web and 5/XX/19 via bill pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6015318969 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2017.  On 7/XX/2017, the borrower stated they mailed the check on 7/XX/2017.  The borrower did not want to set up SPY.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3522646056 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Borrower called in about the escrow shortage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Disaster first mentioned 11/XX/17.
1938226832 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2017.  The borrower was advised the payment was changed from $2,476.51 to $2,622.75 due to late fee charges.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3799010228 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in upset unable to log into the online website after created an account and also does not like that the automated system has a fee. The representative processed a payment and sent the borrower a direct link to the website so can use to sign up.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4311287830 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  Borrower needed to understand the letter that  was sent out. Needed to know how loan is past due and what the total amount due is. 1948.71. After looking over it, I see a payment was not made in the month of
                                           January 2018 and then no payment for July 2017. Asked as of June 2018 total amount due is 3299.30 as she has asked (?). Advised of self service through XXX.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7736862897 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  3/XX/2019 Borrower spoke with agent discussed account status and scheduled payment of $1385.77.
                                           On 12/XX/2017 borrower and agent discussed account status and agent advised of need to update financials for possible repayment options./XX/ On 05302019 The borrower called to make payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5479172771 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  Spoke to Borrower and called about a payment inquiry and stated that they received of past due amount and wanted to check payment status.  Servicer advised Borrower that the pay history shows suspense funds in the amount of $421.46 and payment to corporate advance fee in the amount of $400.00 and 33.76 applied to late fees for a combined total of $855.00 to be applied to 09/XX/18 installment.  Advised Borrower request to be submitted to reverse funds has a 48 hour turnaround time.  Borrower declined to schedule future payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is in a FEMA Disaster Area due to Hurricane XXX noted on 09/XX/2017. No property damage was noted.
7811351547 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The agent called to remind the borrower about the payment and to complete the welcome call. The borrower stated that his spouse is the one that makes the payments and scheduled a payment for 04/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3040224007 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to make a payment and schedule future payments. The borrower made a promised to pay $26.00 by 5/XX/19 IVR and also a promised to pay $2600.00 by 6/XX/19 via IVR.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5730676103 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  On 6/XX/19 customer called to check on the payment she sent in.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3930489317 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7566082282 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   01/XX/2019.  Authorized 3rd party called in as they are succesor of interest and borrower is deceased.  Party
                    and documented         has sent deceased documentation and was checking to ensure payment was received and loan current.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8486798716 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      12/XX/2018.  The authorized third party called regarding payment due date and requested to have it changed to indication covered by  01/XX/2019, was told no it was due for 12/XX/2018.  The third party was advised if payments were made within
                    insurance              the month, would avoid negative reporting.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 10/XX/2013 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower reported property damage on 10/XX/2017 due to Hurricane XXX.  Damage was noted to the walls and
                                           outside.   The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 10/XX/2017.
1467456621 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower advised that they received a letter from their insurance company stating that they cannot get insurance. Borrower inquired on information on their insurance. Borrower scheduled payments for
                                           07/XX/2019 and 08/XX/2019. Borrower has noted in the past that they have issues getting insurance due to sinkholes from 2013.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2010.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The proof of claim was filed 11/XX/2010.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and
                                           noted on 09/XX/2017.   No disaster damage was reported.
                                           A settlement claim was filed for water damage that occurred on 06/XX/2015.  Claim funds in the amount of $6500 were endorse and released to the borrower on 04/XX/2018 and the claim was closed on 04/XX/2018 due to the claim being non-monitored.
5477914173 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2016.  Borrower stated payment was make online 11/XX/2016.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2149328812 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in and inquired on making a payment. The servicer advised that payments would be received after the 8th of the month, and the loan transfer details.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5939303351 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in asking if they will receive monthly statements. Service rep advised yes they do send statements every month. Borrower had no further questions.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3414351225 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to confirm April payment made.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5763693498 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  Third party called in to see if the late fees can be waived. Customer was advised no. Customer asked if they can prove the payments were not late will they be removed. Customer was advised to send in proof. Third party stated that the borrower had not filed bankruptcy only third party did. Third party was advised to send proof of that also.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
5555392826 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 06/XX/2019.  The customer was provided with the late fee balance and provided the refinance phone number.
                                           06/XX/2019 payment scheduled for 06/XX/2019 and 07/XX/2019, Concerned about payment misapplication, wants it done properly.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2019.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower called on 03/XX/2019 disputing the fees. The the servicer confirmed the late fee balance. There was no further mention of a dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5088095590 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 03/XX/2019.  The servicer called the borrower to advise of rapid registration and to visit website to register loan account.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  On 03/XX/2019 there was a payment dispute and the billing statement was discussed.  A refund was requested and completed.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2017.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2017 and there is evidence of reaffirmation.  06/XX/2018 Commentary states
                                           Bankruptcy discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2666107647 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   04/XX/2019.  The borrower called stating unable to log in website. The representative helped the borrower get
                    and documented         online and provided the borrower with correct loan number.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3446433113 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The agent advised of the total amount due of $967.55. The borrower stated that the RFD was due to his truck breaking down but will call back next month to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5845639975 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to set up payment for March.  Provided loan transfer details and how to mail payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4222571499 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The customer called about information due to the loan transfer. They were emailed the welcome packet. They were sent the registration link for the website registration. Transfer welcome call complete.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
1296174897 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  01/XX/2018 - Borrower called - received check for surplus escrows - sites - RFD - excessive obligations
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2010.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2016 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3770926517 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
6806877972 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in about the loan transferring. Borrower was advised of the grace period.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9478181948 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9567703254 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The last contact with the borrower was on 03/XX/2019. The borrower wanted to make a payment.
                                           04/XX/2019 borrower called to make a payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2082907466 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Comments from 3/XX/19 indicate servicer completed welcome call and assisted borrower in scheduling payments online.  The borrower set up a payment for 3/XX/19 and 4/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to Hurricane XXX on 9/XX/17.  There was an insurance claim filed and closed.
2623571314 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Contacted the borrower to get payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1183441829 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  02/XX/2019.  Spoke with borrower advise total amount due of $1282.28. Borrower request Western Union payment
                    from mortgagor         information. Advise state code and city code. XXX payment for $1282.28 for 02152019.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The servicer received a dispute from XXX and updated status.  Issue resolved.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3701502847 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower made a payment and requested a temporary password to start making payments online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8569256808 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  6/XX/18 Inbound Borrower 2 advised signing over house to her ex and XXX is not on the lien.  She advised that XXX is no longer in business.  I advised will sen d over necessary email to see if XXX can go ahead and take care of.
                                           06/XX/2019 - borrower called for general account information - promises to make payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 11/XX/2017 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9027182962 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  02/XX/2019 reason for call, tax form inquiry. Borrower called in stated that she wanted to know why her form doesn't have the premium for her PMI, was not on the form. Customer was advised that its because the premium amounts are not deductible it says it's on the form.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4703140588 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to make a payment. The borrower had changed insurance but the insurance payment was made to the old company. The borrower is due a refund and a new escrow analysis.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2771070759 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower scheduled a payment in the amount of $2,725.64 and was advised of 48 hour period to go through.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8973577815 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in and provided a payment in the amount of $389.22
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9923843479 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  On 04/XX/2019, the borrower called to make sure her mailing address was correct.  Possible refinance was discussed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5962975804 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2016.  Borrower called due to being locked out of online account. Password word was reset, and sent to borrower via email. Payment of $712.93 was made.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8447231745 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Comments from 3/XX/19 indicate servicer completed welcome call. Borrower will call back with account information to make payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9750448847 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The customer called about receiving a notice of no insurance. They were informed of the current insurance company listed on the loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3925947683 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Comments show contact with borrower regarding loan status and payment. Comments show payment processed over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4554990890 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  05/XX/2019 inbound call advised borrower of total amount due, borrower inquired about escrow account, borrower scheduled payment $2300.05
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
6774057917 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      10/XX/2018.  Borrower called in to make an additional payment. Borrower was concerned about legal fees indication covered by  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2016.  The dispute type is Written and the
                    insurance              reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputed payment history. Servicer responded to
                    [1] Written Dispute -  borrower's request and provided proof of all payments.
                    Servicer responded     REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    within 60 days and no  FORECLOSURE: No evidence of current foreclosure activity.
                    further communication  BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    from mortgagor         LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower reported damage on 10/XX/2017 due to Hurricane XXX.  Damage was noted to the roof and fence.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.
                                           Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
1388235465 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in requesting additional funds to be applied to principal and to correct name on loan account. The servicer discussed escrows and advised one a full a payment is made any surplus will be added to principal balance.  The servicer advised to send to form of identification in order to correct name on the note and loan account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4303156524 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in and welcome call completed.  Borrower made payment of 1522.58.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6670690442 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8295406061 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 03/XX/2019.  The borrower called in to inquire about late charge fee. Servicer advised the account was transferred with late charge fee.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2016.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Dispute about total amount due. Borrower did not have a hardship delinquency and wanted to prove that the funds were deducted from the account after a modification.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 08/XX/2017.  No damage was reported.
9289842790 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to make payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6970951922 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  04/XX/2018.  The borrower called in and discussed that they had storm damage 3/XX/2018 and that their
                    from mortgagor         insurance adjuster came out and gave them a check for $9,762.27 for the repairs on the roof and siding.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2018.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower was disputing the status of the account stating that the bankruptcy had been completed.  The borrower was also disputing the principal balance.  A response was sent to the borrower on 10/XX/2018 stating the bankruptcy was completed in the system and if the borrower believed payments were missed, to provide further documentation.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2013.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 06/XX/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A claim was filed for hail/XX/10/XX/24/XX/26/2018 due to the claim being non-monitored.
2654397980 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    requested within the   PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower made a promise to make a payment by 04/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8440560968 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
6809330573 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
7182554735 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower called to gain access to the website. They promised to pay $1,495.14 on 01/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone noted on 01/XX/2019.  There was also prior water damage due to flooding with a loss date of 05/XX/2018 in the amount of $17,000.00 .  Repairs were made and the claim closed.
9318742155 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  An authorized third party scheduled a payment in the amount of $1176.97.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 12/XX/2012 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in an area impacted by a FEMA disaster (Hurricane XXX
                                           09/2017); no damage reported.
4608753033 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2016.  The borrower called in and inquired on the statement showing two payments due. The borrower was advised of one payment due 11/XX/2016.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Hurricane comments noted on 9/XX/2017, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.
9630805667 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in and was advised on the payment details and the grace period.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9074141964 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Customer called in to advise does not have a home owner association and for payment information.
                                           The agent advise next payment due for $1063.44 and to bring account current is $2094.22.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA disaster area on 9/XX/2017 due to Hurricane XXX. No damage was reported.
                                           A prior aged claim was closed on 9/XX/2017.
9984824102 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   05/XX/2019.  Borrower stated is a bit behind but get paid Friday and payment will be submitted.  Borrower is
                    and documented         deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8997593171 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called to make a payment.  Payment scheduled in amount of $1280.06 to be paid by
                                           5/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
8786201524 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
1607678065 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  On 01/XX/2019 Borrower call to confirm payment made for January was posted. Borrower was advise confirmation that payment was set up but after 8:00 pm therefore payment should process today. Borrower also inquiry about tax bill received. Borrower was advised the tax payment was included in the escrow.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2011.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2017 and there is no evidence of reaffirmation.
                                           07/XX/2017 Commentary states Bankruptcy discharged 07/XX/2017.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8417809040 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Mortgagor Deceased 12/XX/2018.  Borrower called regarding payment status, processed one payment in the amount of $1075.63.
                    - Executor/Heir exists Borrower is deceased and Executor/XX/07/2015.
                    to dispose of          EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    property; identified   REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    and documented         FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4078541457 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
8343640464 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower called in to schedule Jan, Feb and March payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
6473084055 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Welcome call completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3298066373 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower called in to change ACH draw date, and agent provided loan number and was walked thru the registration process.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6501726326 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  The borrower stated that they didn't have the funds for the payment due to life and wouldn't elaborate. The borrower stated that were getting SSI and when hours picked up at work they should be able to bring the account current. Declined loss mitigation options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7688167853 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The borrower called in and stated that they had late payments on their credit report and were unaware that they had been running late.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5154201107 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  The borrower called in and inquired on the 1098 tax form. The borrower was assisted with access to the tax forms via their online account. A copy was mailed to the borrower. The borrower stated they would make their payment via bill pay by 08/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7650771042 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in to see what the fee on their account was and was advised that it was from the previous servicer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8768826662 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to make an escrow payment for.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX, noted
                                           on 8/XX/2017.
3160864224 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in about making escrow shortage in the amount of $282.36. The representative transferred the call to the escrow department.
                                           The borrower called in about the payment amount and escrow shortage and stated received a statement that showed the monthly payment in the amount of $754.00. The representative advised the borrower that the payment is $994.11. The borrower made a promised to pay $994.11 by 7/XX/19/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7464966064 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The last contact with the borrower was on 01/XX/2019. The borrower was inquiring about the modification.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017; no evidence of damages.
7718057412 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Customer called for help with information on their account. The information was gathered on the customer and adjustments were made. All general account information was provided.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is not available in the information provided.  03/XX/2019- "Inbound Bankruptcy call" o other info provided
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5519758964 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  Borrower called to update his information and he is wanting to clear the payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3426401947 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Demographics verified.  Spanish is the preferred language.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.  A claim was filed for hurricane damage that occurred on 09/XX/2017.  Claim funds in the amount of $17000 were released on 07/XX/2018 and the claim was closed on 07/XX/2018 due to the claim being less than $20000 per hurricane guidelines.
                                           A prior claim was filed for water damage that occurred on 11/XX/2015.  Claim funds in the amount of $6500 were released on 07/XX/2016 and the claim was closed on 07/XX/2016 and all funds released.
1063618788 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  The customer was informed the bankruptcy was discharged 4/XX/2018 and terminated 6/XX/2018. The customer was informed they can make their payment online after 48 hours. The customer verified the address to send the payment. The customer stated they would do the payment online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 04/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 01/XX/2016.  Notations on 11/XX/2015 state previous bankruptcy in 2007 and dismissed November
                                           2013. Additional bankruptcy filed. Filing date not provided in the commentary. Chapter and case number
                                           XX-XXXXXX Discharged 4/XX/2018 and terminated 6/XX/2018.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1831401704 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 05/XX/2019.  05/XX/2019 Scheduled- Promised to pay by 06/XX/22019 &  07/XX/2019
                                           10/XX/2018-The borrower called to confirm the internet payment went through for $800.00
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2018.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower is disputing a foreclosure that is listed on the property.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1937497106 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  The borrower called to inquire about refinance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8488556859 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5679313426 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8953997943 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1294327673 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  Borrower calling in for options to bring loan current since not able to pay total amount due.
                                           Asked if hardship over borrower stated yes.  Asked if interest in modification borrower for other options.
                                           Advise if able to get loan to 90 days status could do repayment plan. Borrower asked amount advise $4655.24 down payment. Advise borrower to look for documents. Borrower asked if can make payment. Advise yes will aid in down payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to Hurricane XXX on 9/XX/17.  There is no damage to the property indicated.
7401363936 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to make a payment and discussed billing statement.  On 06/XX/2019 the borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5235576800 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
5676886431 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Borrower called about the NOI.  Request to pay loan current as just received tax refund, provided
                                           bank information and verbal approval to process payment for open charges.    Still interested in a loan
                                           modification, self employed and cannot work as many hours. Financials discussed and advised of required documents needed.  Could not commit to when would send.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4285524531 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  On 04/XX/2019 Borrower called to make a payment and the billing statement was discussed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3462098158 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called and went over auto pay status.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3498527287 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in to make a payment in the amount of $1200.15 for 3/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6184130815 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Commentary states borrower called in regarding tax information and insurance coverage information. Borrower also requested year end statement information. Borrower scheduled a promise to pay via the automated system.  On 04/XX/2019 the borrower called about the escrow shortage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7564085610 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  The borrower called in and stated that their business is failing and they have to wait on a client to pay them so they can make the payment. They advised that they are in a pending lawsuit for another property that is in foreclosure.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3069767648 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 03/XX/2019.  Borrower called to make a payment of $2728.01 for 3/XX/19.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2019.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower is disputing the fee to pay with an agent over the phone. The agent advised once past 60 days from the service transfer the fee is valid.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2011.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2016 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7042772417 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 09/XX/2018.  The borrower called for status on their dispute and advised borrower all fees will be reversed.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2018.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  A fee dispute was resolved on 09/XX/2018.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2013.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2013 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2690679859 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
7428825997 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to make a payment and rep advised of payment changes.  Borrower stated he has a sewer bill and rep advised we don't pay supplemental taxes.  Rep advised borrower to send the bill to us but there was no guarantee we would pay it.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
1495301999 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  08/XX/2017 - Called borrower - requested August payment - processed payment in the amount of
                                           $1221.45 for 08/XX/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9503487232 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower stated will be making payment on the 26th of February via the internet. Borrower stated
                                           gets paid every 3rd Wednesday due to Social Security. Borrower asked some questions about the new servicer and
                                           I advised the number to call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4755422931 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  Called Borr RFD other, single mother.  she requested payment history will sched reg payment on
                                           1/XX/18 and cannot pay late fees.$822.64.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1677983443 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2017.  Borrower called to request the payment history be faxed  from 10/XX/10-current
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
9624989874 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in PTP $1,763.24 Online today, $1,763.24 on 4/XX/2019 by bill pay and $1,763.24 by bill pay on 5/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2009.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2009 and there is no evidence of reaffirmation.  The proof of claim was filed 10/XX/2009.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4268374310 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  3/XX/2019 Borrower spoke with agent discussed account status and refinance to reduce rate.
                                           Welcome call completed verified demographics and provided company website.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8000039011 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to make a payment in the amount of $807.28 by 5/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5129193543 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2016.  the customer was contacted and scheduled a payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4099414232 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  The servicer called and spoke with the borrower and advised of the total amount due. The borrower declined to set up payment over the phone and discussed billing statement. The agent asked how was making this months payment and the borrower refused and the call was disconnected.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comment dated 09/XX/2017 reflects that the property is located in a disaster area due to Hurricane XXX. No damages reported.
9878950104 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2017.  The borrower stated that he received a letter stating that his payment will be increasing and wanted to know the reason. The agent advised that the increase is due to an escrow analysis.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1662357392 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
9653589520 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2268320303 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  05252019- Borrower called about escrow shortage on account.
                                           02/XX/2019- The borrower called to advise that any overage on the payment is to be applied to the escrow account and not the Principal.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is not available in the information provided.  05/XX/2019- "Inbound Bankruptcy Call"  NO other info provided
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5520808483 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Borrower advised that they do not need a disaster forbearance. There was not damage to the property.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2011.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2015 and there is no evidence of reaffirmation.  The proof of claim was filed 02/XX/2012.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXX Wildfires and mudslides noted on 11/XX/2018.  No damage was reported.
6706980094 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in and welcome call completed.  Borrower stated payment was sent to prior servicer and was waiting for it to be forwarded.  Borrower scheduled payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8903005054 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  Borrower called in with spouse, wanted to confirm that they have the borrowers insurance company on file.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8129485978 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to have bi-weekly payment set up on autopay
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3025313245 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  The borrower called to make a payment and stated he wants to retain the property.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1687546978 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  On 03/XX/2019 Borrower called for status of account. Borrower was advised is current and due for
                                           04/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
7979652039 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9080609688 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2018.  Borrower called in to make payment in the amount $2920.66 and request for June ACH to be stop.
                    and documented         Resume so can go online and edit the regular auto draft. Provided confirmation # and borrower ACH will resume back in July.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8896686837 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2016.  12/XX/2018 - Talked to borrower - checking on payment status that will be auto debit from his account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9705928938 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borr called for general acct information.  Wnated to confirm auto pay was still set up after servicing transfer
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8472218906 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in to get transaction history. Borrower ptp 1609.20 by 6-XX-19 via web.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7322695521 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The borrower called to inquire about a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6400503704 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to see if we could send him a statement showing due for the month of April.
                                           Advised the borrower that since we are not generating statements for April we could send him a transaction history.  Sent the transaction history via email.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6922304958 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 09/XX/2018.  09/XX/2018 -- borrower called - received statement with late fees - confirmed receipt of payments and fees will be waived
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2017.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  fee dispute
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Disaster outreach 09/XX/2017 for Hurricane XXX. No damages were reported.
7718157096 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower made a payment to the previous servicer amd wanted to know if he payment will be
                                           transferred.   The servicer advised yes and advised the borrower of the 60 day window before credit reporting will start.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to Hurricane XXX on 9/XX/17.  There is no damage to the property indicated.
5481171047 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in as he was unable to make payment in app. Per payment system it was unauthorized. Unlocked and borrower was able to make mobile payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5702622253 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2017.  The customer called in stating adjusters report would be mailed in.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: A claim was filed for wind damage. The date of the loss was 03/XX/2017.  Repairs were made and the claim closed on 06/XX/2017.
4895029893 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to make a payment and go over general account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8029066838 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  On 03/XX/2019, the borrower called to schedule a payment over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2278666628 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to make a payment and had no further questions or concerns at the time.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2013.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is active.  The proof of claim was filed 02/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3679806689 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  3/XX/19 Borrower called to make payment over the phone, advised not able to take payment yet, invalid checking account, advised to check with bank.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1212207701 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9808461172 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  The borrower called to see if it's too late to save home advised no request for mod started.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1506472015 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in to confirm that the payment is received and everything is okay with their account.  Went over the welcome call as well.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 10/XX/2014 and there is no evidence of reaffirmation.  3/XX/15 The bankruptcy was discharged 10/XX/14
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2898779539 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1303376192 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3837841409 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    requested within the   PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower was advised of claim set up.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2714480048 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  Borrower called in to confirm lender had service modification documents. Agent confirmed receipt of documents. Borrower also had a question concerning auto draft payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to hurricanes XXX on 9/XX/17.
                                           However, there is no evidence of damage to property.
1147518639 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower called to make a payment in the amount of $1655.58.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA Disaster area due to Hurricane XXX noted on
                                           11/XX/2017
5510239878 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9697648193 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower contact discussed payment borrower will mail in and no given time as to when. Advised of collections efforts and phone calls will continue.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7288564923 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2018.  The customer confirmed a payment would be made via bill pay.  Borrower is deceased and
                    and documented         Executor/XX/09/XX/insurance claim. Per notes on 10/XX/18 100% repairs have been completed.

                    [1] Written Dispute -
                    Servicer responded
                    within 60 days and no
                    further communication
                    from mortgagor
1029543154 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  On 2/XX/2018, the borrower called in after he received an insurance refund check.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9934546181 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in to make a payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6584493629 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2017.  Borrower advised on how to access tax documents online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2295050041 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 08/XX/2018.  Borrower called in to request payoff quote.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2017.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower advised the account was not being reported to the credit bureau and was advised to submit dispute through credit agencies.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2013 and there is no evidence of reaffirmation.
                                           A motion for relief was filed 11/XX/2012.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: An insurance claim for collateral fire on 03/XX/2016 was reported on this property.
                                           Repairs were 100% completed and the claim closed on 08/XX/2018.
7977515160 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to make a payment, informed is able to bring account current today.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
4519573434 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  Non-authorized party attempting to refinance and requested payment history. Advised cannot provide loan specific information as she is not on the loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5259173375 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   05/XX/2019.  The authorized third party called to request maturity date, unpaid principal balance, general
                    and documented         account information, and refinance option. The authorized third party stated that the primary borrower died on
                                           February 2016 and document submitted to prior servicer. Authorized third party also stated on the account should have authorized third party's name on it and authorized third party submitted tax exempt verification document. The representative advised of all requested information and conference call with success in interest department and transferred to LMP. A promise to pay was made in the amount of  $907.12 by 6/XX/19 vi IVR.
                                           Borrower is deceased and Executor/XX/28/2016.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.
                                           ADDITIONAL INFORMATION: NA
1698116445 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Spoke with borrower, agent completed welcome call.  Borrower had questions concerning current loan rate and borrower also called about proof of insurance had been received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and
                                           noted on 11/XX/2017.   No damage was reported.
3419367950 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 01/XX/2019.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
3466770192 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower asked about heloc. The representative advised we don't offer heloc, we can look at cash out refinance-borrower need to work on pay history.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
6619166851 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  An authorized third party called to go over account information and make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4301853754 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  The borrower called to go over billing statement and fees.  Borrower was advised if they need further information they can send in written request.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7335628051 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Last contact talked to third party authorized spouse and they wanted a refund due to an issue on the website. Advised them that a check would need to be resent as a refund.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to Hurricane XXX on 9/XX/17 (DR-XXX).
                                           There was an insurance claim filed and closed on 2/XX/18.
2724210055 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called to make a payment in the amt of $2704.76 scheduled for 3/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7720148137 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   04/XX/2019.  Authorized third party called to make sure the payment was made on the account for April. Payment
                    and documented         scheduled for 5/XX/2019.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6601132883 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  On 03/XX/2019 Borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1629276842 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower made a general inquiry - the borrower wanted to buy their own home after separation, the agent advised the borrower's name will be tied to the property until mortgage is paid in full.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2014.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 12/XX/2017 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8741147043 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  3/XX/19 Welcome call performed.  11/XX/16 Inbound Borrower to inquire about mod programs.  Asked about payment change due to ARM rate change, advised customer of date that payment will change.  Borrower said they do not handle payment, their tenant does, they were unsure of how much and what date.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
5387898887 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  Authorized 3rd party called in for information  regarding assistance. Agent discussed forbearance program but a3p declined
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4408570720 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2017.  The borrower spoke with an agent and reviewed the total amount due of $3478.69 and $60 in fees.
                                           The borrower stated there was no hardship,  they just missed making the payment online and had issues with the insurance due to changing companies. The agent reviewed the escrow change and it will be showing for the
                                           August statement. The borrower did set up a payment of $3478.69 for 03/XX/2017 and the agent provided the confirmation number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7974228130 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Inbound bankruptcy call made by borrower to schedule the next month's payment.  Servicer completed a welcome call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1148355071 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to see how much she paid in mortgage insurance in 2018.  Servicer advised her loan is in boarding process and she should have full access to her account on 3/XX/19
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5182445976 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9111177848 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  welcome call to the customer completed
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is not available in the information provided.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6732754512 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  The customer called in regarding a $5 charge. The rep suggested to have reversed to principal as a deduction.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8640264817 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  A welcome call was completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8017706051 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower called in to verify their insurance was received and requested an escrow analysis be completed on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4607826061 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  On 4/XX/2019 the Borrower called with an escrow inquiry and also wanted to know what the benefits were of refinancing.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2012.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2017 and there is no evidence of reaffirmation.  Discharged after plan completed.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9828004285 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to schedule a payment for 03/XX/2019 in the amount of $702.76.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9473078355 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in regarding their insurance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2399058526 1        [1] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Active insurance claim PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    and funds held by      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    servicer with          03/XX/2019.  Borrower called in to ask about how to get his payments applied thru online bill pay.
                    indication of related  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2018.  The dispute type is Written and the
                    contractor bid         reason is escrow statement.  The dispute is resolved and the status indicates Servicer responded within 60
                    sufficient to cover    days and no further communication from mortgagor.  The borrower sent a written letter to dispute the escrow
                    repairs                account statement. A correction was completed on 09/XX/2018, and a response was issued to the borrower on
                                           10/XX/2018 advising $8,729.64 was credited back to the escrow account.
                    [1] Damaged Interior - REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    Active insurance claim FORECLOSURE: No evidence of current foreclosure activity.
                    and funds held by      BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2012.  The chapter is
                    servicer with          Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is indication of related  closed.  The bankruptcy was discharged on 12/XX/2017 and there is no evidence of reaffirmation.  The proof of
                    contractor bid         claim was filed 08/XX/2012.
                    sufficient to cover    LITIGATION: There is no evidence of litigation on the file.
                    repairs                TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the
                    [1] Written Dispute -  information provided.  On 01/XX/2017 the comments indicated an insurance claim check in the amount of $722.98
                    Servicer responded     was received and a claim was initiated for damages caused on 12/XX/2016. The details of the damage were not within 60 days and no  provided. The check was sent back to the borrower due to it was missing their endorsement. The borrower stated
                    further communication  on 03/XX/2018 they cashed the claim check. The servicer advised of the documents missing for the clam as well
                    from mortgagor         as an inspection was needed showing repairs were completed. An inspection was received on 06/XX/2018 showing no repairs were complete. The inspection showed both exterior an interior repairs were needed. A follow-up letter was issued on 01/XX/2019 listing the documents needed as well as the inspection.  The damage repair amount is estimated at $722.98.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8651184515 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to make a payment in the amt of $1249.99 scheduled for 4/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6318364398 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  The borrower authorized 3 payments in the amount of $3838.60 each; effective 10/XX/2017,
                                           11/XX/2017 and 12/XX/2017
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2011.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2016 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3663687286 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  A third party (daughter) called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Notation on 09/XX/2017 reflects the subject property is located in FEMA disaster area for Hurricane XXX (DR-XXX). No damages were reported.
9583205277 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in to make a payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7216150565 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Talked to third party borrower.  Borrower asking if we received April's payment on 4/14.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4450312444 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  The borrower promise to pay for 3 separate months set up.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9934535688 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in and went over general account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2538551792 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  The borrower was contacted about the final modification documents and advised that they were sent back in but couldn't confirm to which address.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7907239950 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Spoke with borrower, customer called in wanting for biweekly autopay faxed to her as the email was not received advised she would need to bring account a month ahead in order for the biweekly to work
                                           06/XX/2019 - Called borrower to check on satisfaction with resolving payment issues - borrower satisfied with corrections - promises next payment in the amount of $1350.29
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2613819289 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Mortgagor Deceased 02/XX/2019.  The borrower called with their child on the line to request assistance to unlock their account
                    - Executor/Heir exists online.  The servicer was able to help and there were no further questions.  Borrower is deceased and
                    to dispose of          Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                    property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
9518411384 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower was contacted and stated that they would be sending a payment out Friday.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9422398179 3        [3] Title Issue -:     LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Liens not Perfected    PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower contacted the servicer on 02/XX/2019 to schedule a payment on 02/XX/2019 in the amount of $882.68.  They also discussed insurance coverage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is evidence of title issues with the property.  The borrower noted on 11/XX/2016 has
                                           $80000 in liens on the property.  The lien details were not provided and there is no evidence of release or resolution.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3343557231 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2017.  Payment inquiry was received and associate advised of the adjustment as of 02/XX/2017 to 4% and informed on 02/XX/2018 interest rate will be 4.875. Authorized third party scheduled payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
9285776581 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  Talk to borrower regarding total amount due borrower states will mail payment for $1,037.99 today.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3376903069 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to have a do not solicit notice added to their account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3652579222 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The authorized third party called in to make a payment and to enroll in paperless billing.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4620283309 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  The borrower stated they are XXX trying to send a payment but it won't go through.  The servicer verified the account number the borrower is trying to use and the servicer provided the borrower with the correct account number.  The servicer went over disaster script.  The property was not affected or the borrower's income.  The borrower will be sending a payment in the amount of $1480.00
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7874909972 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The customer called to set up payments for April, May and June.  The servicer advised them of
                                           knowyouroptions.com.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7740000373 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1308645412 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower was calling in to get the inters amount paid and tax form.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7466054747 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Spoke with borrower in regards to making payment by phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8538942791 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  06/XX/2019- Reason for call payment information
                                           On 08/XX/2019, the borrower called in to promise a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2008.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2008 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5983030679 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2017.  Associate made contact with borrower informing last payment received was on 06/XX/2017 and borrower scheduled payment for 07/XX/2017. On 06/XX/2017
                                            associate advised borrower they brought the loan current in March. Comment dated 12/XX/2016 borrower stated
                                           the RFD was due to repairs to the home pump system and has been neglectful of the mortgage and the situation is resolved.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
5540706895 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2979134394 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The customer requested a payoff and was counseled on the know your options site.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1037079166 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower verified their information and promised to pay $1,156.32 by 04/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4302783202 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  Spoke with borrower, customer stated she was told to send in $1268.06, advised I show payment iao
                                           $1268.06 received which is the final mod payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9476498793 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 02/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The borrower called to make a payment of $992.55.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3709791809 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in to verify authorization for the borrower's spouse for the life of the loan.  The borrower requested a copy of the 1098.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to Hurricane XXX on 9/XX/17 (DR-XXX).
                                           There is no damage to the property indicated.
6340513320 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Authorized third party contact, went over general account information
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5796570665 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4274482753 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  A welcome call was completed. The borrower wanted to make a payment but was advised that the loan was transferred.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6532882380 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in and authorized niece on account. The niece and the borrower was provide with general account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: There were various FEMA disasters in the area in 2016 due to fire.  No property damage reported.
7380263194 1        [1]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Active          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    insurance claim and    03/XX/2019.  The borrower called to inquire about why payment increased.
                    funds held by servicer EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    with indication of     REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    related contractor bid FORECLOSURE: No evidence of current foreclosure activity.
                    sufficient to cover    BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    repairs                LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower called on 09/XX/2017 stating windows were broken and their roof was damaged due to Hurricane XXX.
                                           The borrower called on 10/XX/2017 to initiate a claim for unspecified damages. The notes indicated the date of loss was 04/XX/2017; however, later comments on 10/XX/2018 stated the claim was in regards Hurricane XXX damages. The check for $4,869.04 was received on 11/XX/2017. The funds were endorsed/XX/02/XX/19/XX/15/2017 indicated the property was located in a FEMA Disaster Area due to Hurricane XXX.
7426007774 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  The borrower called to inquire about hazard claim/insurance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8430631641 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2017.  Borrower promise to pay $959.33 drafting on 12/XX/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8970045308 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Spoke with third party auth and states that she is only one working at the time and made payment on account. On 05/XX/2019 the borrower stated 2 payments will be mailed on 05/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3117029699 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The borrower called to make payment of 949.40.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3635323486 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in to inquire about their loan's unpaid principal balance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2011.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 04/XX/2012.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5220118840 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 01/XX/2018.  Borrower called in to delete speed pay because payment was already made and to dispute credit report from June payment processed a 2nd time. Borrower was advised to send a written dispute.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2018.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower was disputing June payment processed twice and was advised the payment was returned due to invalid account number.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5385508768 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      11/XX/2017.  The borrower scheduled several payments over the phone.
                    indication covered by  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2018.  The dispute type is Written and the
                    insurance              reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower was disputing the credit reporting.  The
                    [1] Written Dispute -  servicer researched the issue and a resolution was sent to the borrower.
                    Servicer responded     REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    within 60 days and no  FORECLOSURE: No evidence of current foreclosure activity.
                    further communication  BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    from mortgagor         LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower reported damage on 11/XX/2017 due to Hurricane XXX.  Damage was noted to the home and patio enclosure. The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 11/XX/2017.
8226028317 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower called regarding a double payment showing on the statement. Advised the statement was sent before payment was processed in 1/15
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4049891330 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The  borrower was contacted and stated that they did not need forbearance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7131220605 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  Inbound call to make payment.  Borrower is deceased and Executor/XX/01/2012.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5843709265 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in regarding recent loan transfer. Agent advised accordingly.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area 11/XX/17. No damage reported
3799546291 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5184249878 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 02/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   05/XX/2019.  The borrower called in and wanted to speak only to one representative.  The servicer advised the
                    and documented         person the borrower to speak with was not available at the moment.  The servicer offered assistance.  The borrower only wanted to speak with that one person since they were aware of the borrower's situation.
                                           Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6412270889 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2009.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           The bankruptcy was discharged on 04/XX/2010 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A claim was initiated on 08/XX/2016 or water damages caused on 08/XX/2016. A check for
                                           $3,848.75 was received on 09/XX/2016. The notes on 09/XX/2016 stated the funds were released and the claim was closed.
2795590205 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 04/XX/2019.  The borrower spoke to the servicer about a repayment plan and set up two payments for
                                           4/XX/30/XX/26/2016.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Dispute resolved.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3559729029 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in and was advised that the ACH should transfer with their loan and was told they just needed to make a payment and sign up for the new ACH online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2817008274 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The customer returned a call asking why they were receiving calls. The rep confirmed it was to confirm if affected by the natural disaster, homeowner confirmed no and discussed their step rate mod causing their interest rate to chance 11/XX/21.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8569465710 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called n to request general account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1909328934 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in to schedule a payment to account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA Disaster area due to Hurricane XXX noted on
                                           9/XX/2017. No evidence of damages reported.
1113947127 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  Borrower advised will make a payment online
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4072543428 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The servicer contacted the borrower who was driving and unable to write down information, the borrower stated her husband makes payments the next payment would be on 01/XX/2019 in the amount of $2128.07.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5502903975 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in to setup a payment for 6/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3211412540 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Spoke with borrower, borrower called to find out why payment went up found out it was due to escrow shortage causing a $56.87 increase. Borrower hung up before I was able to explain
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to Hurricane XXX on 9/XX/17 (DR-XXX).
                                           There is was minor damage on the land but not to the property.
5843013495 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
2982412869 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Welcome call complete.  The borrower made a promise to pay in the amount of $2397.24.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2652083238 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  The customer called to request a late fee waiver. They were informed there was no late fee as payment was made on time.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6478551976 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Welcome call was completed with borrower who scheduled their payment for April on 03/XX/2019.3.
                                           Comment dated 02/XX/2019 borrower called wanting to complete their payment today and was advised of a payment decrease for 03/XX/10/XX/2019 in regards to someone outside their property taking pictures. Associate advised of the property inspection which could be for; property being vacant or for a final modification. Borrower stated they received the final modification documents and will have them notarized and send back on
                                           01/XX/2019. Comment dated 07/XX/2018 borrower stated they are retired and is only getting of their prior income. Associate advised to check with their bank to defer a car payment with borrower stating they have already done that during the hurricane.
                                           04/XX/2019 - borrower called to check amount of auto pay
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Notation on 09/XX/2017 reflects the subject property is located in FEMA disaster area for Hurricane XXX (DR-XXX). The customer reported roof and screen damages, however, no claim was filed due to deductible. On 08/XX/18 the customer reported completed repairs which were paid out of pocket.
9713796962 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Welcome call was completed with borrower who wanted to update the payment to $1,200 instead of
                                           $2,326.04. Associate went over updating payment with borrower and changed to biweekly payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2010.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2010 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8717496545 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower sent in an email to discuss a misapplied payment.  Servicer emailed back that the issue has been resolved
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8859029857 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in for total amount due
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
7685794656 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  On 03/XX/2019, 3rd party spouse called to schedule a payment over the phone.
                                           05/XX/2019 - borrower called with a promise to pay
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2010.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2010 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7793036081 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2015.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2015 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1428049968 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  On 10/XX/2018, the borrower called to inquire about removing the escrow and to ask questions about the escrow shortage.  The agent answered the questions and advised that the borrower will need to send a letter to request this.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6801209767 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower called in for clarity on their payments and was advised they that have been paying a month in advance.  Borrower advised not affected by hurricane.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1030477547 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The borrower called to inquire on the process for an insurance claim.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3912395924 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1225294802 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2016.  The borrower advised owner occupied, made a payment inquiry and the agent addressed the concern and the call ended.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5335231145 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  The borrower authorized a payment in the amount of $2097.97
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2668356778 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Comments from 8/XX/18 indicate borrower informed of payment change due to escrow increase.
                                           Borrower scheduled payment for 8/XX.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4077438021 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Authorized 3rd party called about billing issue and was told ti disregard.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2013.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1228071117 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  Borrower called in to find out if the PMI can be removed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9071019321 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The customer called in regarding a payment inquiry and to confirm if their insurance had been paid.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area, however, no damages were reported within the review period.
5629677567 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  On 03/XX/2019 Borrower called and scheduled a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9325182520 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2017.  Borrower called to make sure the home was not sold in a foreclosure. Lender advised that the property was not sold.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9363673676 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2017.  Borrower request to have funds in suspense applied to the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3814426191 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2016.  The customer confirmed general account info and was advised on self service options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7772696282 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9132209616 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower promised to make payment via web by 04/02.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1047024669 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower e-mailed the current servicer stating the borrower is unable to make a payment on-line.  The borrower requested the servicer research why the payment cannot be processed.  The servicer responded and stated the last payment received was on 03/XX/2019 in the amount of $1200.00. The next payment due is for $944.01 04/XX/2019.  The servicer provided information on how to navigate through the web-site.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2013.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The proof of claim was filed 08/XX/2013.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4291951054 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  Borrower called stating they tried to make payment through the website and the amount was different and inquired on the total amount due. Borrower requested the total amount due and requested a waiver of $67.53 and scheduled payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2013.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 08/XX/2013 and there is no evidence of reaffirmation.  Case terminated on 08/XX/2013.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3337020330 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower spoke to the servicer about billing statement and getting online access.  The servicer went over welcome call information and advised of knowyouroptions.com
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6331793960 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  The borrower called due to not seeing a change in the principal balance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
6760337260 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower inquired about refinance, made a payment and was advised of knowyouroptions.com.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
7320422049 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called regarding reinstatement, scheduled payment for 06/XX/2019, property Renter occupied, RFD excessive obligations.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Noted on 06/XX/2019 loan reinstate completed.
8056469373 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is excessive obligations.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2015.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is performing under plan.
                                           The proof of claim was filed 05/XX/2015.  Comment dated 12/XX/2018 BK payment change form escrow amount change on 02/XX/2019 new amount $1095.56. The bankruptcy filed date not provided, used the plan filed date
                                           02/XX/2015.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4441081816 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower set up payment arrangement for 06/XX/2019 in the amount of $2500.37.  Servicer advised the borrower of escrow changes.  The borrower also wanted to know the process of refinancing and their call was transferred to mortgage manager
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9242094861 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2017.  The borrower called in requesting a copy of the prior loan modification agreement done on his account prior to the  discharged bankruptcy chapter 7.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2009.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2009 and there is no evidence of reaffirmation.
                                           Commentary noted dated 12/XX/2013 bankruptcy chapter 7 case# XX-XXXXX filed by possible spouse / sibling or
                                           3rd party does not claim interest in the collateral as per schedule A and D if the petition and is not listed as a borrower on the loan for this reason the bankruptcy code was removed as research from Pacer it was determined not a valid  bankruptcy case.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9854945629 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2016.  Borrower called stating they thought their payment was being drafted automatically and scheduled a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7883719424 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  Borrower processed April payment by phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8987766487 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower scheduled a payment .
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9441231042 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in to discuss their auto pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1425045148 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to make a payment in the amount of $1112.86 by 04/XX/2019 via bill pay.
                                           Welcome call complete.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9687191973 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Customer called about loan transfer information
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6382730033 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6368082262 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  The borrower called to complain about the amount of cushion in the escrow account and asked for a
                    and documented         new escrow analysis be run. Servicer was going to remove the cushion to lower the escrow amount collected in future payments.  Borrower is deceased and Executor/XX/26/2014.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2892626233 3        [3] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damage remains         PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    unresolved and no      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was indication covered by  04/XX/2019.  The borrower stated that her RFD was due to a curtailment of Income and scheduled a payment.
                    insurance sufficient   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    to cover repair        REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is vandalism.  The borrower called on 10/XX/2016 stating the property was vandalized that month. The borrower requested the insurance carrier's information to file a claim. There was no evidence a claim was filed or the repairs were completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8466980255 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  04/XX/2019 - borrower called to make a payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 07/XX/2017.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3217629736 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7073452761 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to make a payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1846813782 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  The borrower contacted the servicer on 02/XX/2018 to inquire about making bi-weekly payments.
                                           The servicer advised that partial payments are not accepted.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2530000769 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2016.  Notes indicate the servicer contacted and spoke with an Authorized Third Party and advised of the total amount due. The Authorized Third Party advised it was thought the payment was set up. The agent advised there were only 3 payments set up. The Authorized Third Party advised of not being able to continue the call and would like a call back. The agent advised will call back.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9675558229 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The borrower called to confirm Octobers payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4495218280 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [2] Payoff has been    03/XX/2019.  The borrower promised to pay $2105.07 by 4/XX/19 via web
                    requested within the   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    last 60 days           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3553477055 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  the borrower called in to request 1098 and 1099 to be emailed to address provided.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2621418861 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Comments from 3/XX/19 indicate servicer completed welcome call. Servicer confirmed March payment is still pending servicer transfer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
8503459890 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  06/XX/2019.  Spoke with borrower and borrower made a promise to pay $660.81 on 6/XX/19.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A credit dispute was received regarding a prior bankruptcy.
                                           The loan was service transferred as current and a note was added stating to disregard the bankruptcy case filed on 11/XX/2009 due to being terminated without discharge on 01/XX/2014.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2009.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           The bankruptcy was dismissed on 01/XX/2014.  The bankruptcy was terminated without discharge on 01/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8733264152 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  Borrower called in regard to the HAMP incentive notice she received.  Servicer advised customer that $5000 incentive was applied to her unpaid principal balance on 12/XX/17; advised borrower had the option to go through a re-amortization or having the incentive applied.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4614407922 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Last contact with the borrower they made payment for 04/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9628237218 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  Borrower called in states unable to access website.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8045512724 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to make a payment in the amount of $1000.00.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2013.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6199563402 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower inquired about late charges . Servicer gave borrower contact information for research to send in supporting documents.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5796357573 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The Ms borrower called to make a payment via XX. She asked about set aside and requested monthly statement. Rep sent current one via email. The Ms asked for a Spanish speaking agent available. Rep indicated
                                           spoke Spanish. Ms borrower promised to make a payment and scheduled a payment on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area due to XXX wildfires. No damages were reported within the review period.
                                           BK in account found determined to be debtor mismatch.
9938358329 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The customer called to make a payment of $649.94. The rep completed the welcome call and counseled the borrower on the know your options site.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5393863545 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2017.  The borrower called in regards to insurance and call was transfer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3239795423 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower stated that he was able to obtain a lower insurance policy and inquired about refund. The borrower was advised that a refund will be sent for the difference between the 2 policies.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2011.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2016 and there is no evidence of reaffirmation.  Bankruptcy discharged
                                           12/XX/16
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8880818274 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2016.  Associate made contact with borrower who stated they are not paying right now and it is in the middle of the night as they were in XXX. Borrower continued to state their cell is not a work number and requested it to be removed from the system. Comment dated 10/XX/2016 associate inquired as to why the payment is being made outside the grace period and borrower stated they were out of the country.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3419533524 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower made a payment inquiry and completed the Welcome Call. The agent advised their payment should be forwarded to them.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to XX wildfires on 10/XX/17 (DR-XXX).
                                           There is no damage to the property indicated.
3312124753 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to see why statement shows large balance due and was advised that borrower made payment after statement already generated.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8530558897 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  Borrower called to make a payment.  Reason for default noted as illness of husband.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4030894195 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The authorized party (spouse) called to go over the extra amount of the payments that should be applied to the principal, the servicer confirmed the last 2 payments were applied to the principal in the amount of $32.73.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
8899413440 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2017.  The borrower called in regarding their February payment and were advised that it didn't come out of their account as it wasn't set up.  The borrower stated they had sent in ACH but were advised that can take up to 45 days to go into effect.  The borrower was advised of ways they can make their payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2435367573 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
1586461703 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 03/XX/2019.  Borrower inquired about a fee on the account and was advised it was placed by the previous servicer.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower stated she did not authorize a payment  and was following up with the dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2009 and there is evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5687955583 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2017.  Notes indicate the borrower called to schedule a XXX payment fore $1429.14 effective 12/XX/2017.
                                           The agent advised of the payment confirmation number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9527267850 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  03/XX/2019.  The borrower verified their information and made a payment of $1,203.89 over the phone.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2018.  The dispute type is Written and the reason is bankruptcy showing on the account.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The customer called in stating a written dispute was sent in on 01/XX/18 due to bankruptcy never being filed by the borrowers and requested to have records updated. The representative confirmed account did not show a bankruptcy noted on the account.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1555085598 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  The borrower called on 11/XX/2017 in regards to receiving an additional insurance claim check.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The borrower called on 09/XX/2017 to initiate a claim for water damages caused on
                                           08/XX/2017. An inspection was received on 11/XX/2017 showing 100% of repairs were completed. The claim was closed on 11/XX/2017 after additional funds were received and released.
1478953265 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Third party auth called in to get status of loan. Advised the loan is current and advised next payment due. Auth third party states they will mail in payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4310345317 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  The borrower called to make payment.  Servicer discussed account status and being behind with them.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3694152252 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower verified their information and stated they had excessive obligations.  They also made a payment of $221.24.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1867780498 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Outbound call was placed to collect on past due balance, borrower stated that he made payment via website and agent confirmed that payment would post same day. Borrower wanted to know where extra funds that was paid in Jan was  applied, agent advised that they were applied to UPB
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9000571890 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  Borrower called to see why an additional $200.00 was taking out of her account. Lender advised the increase was due to the escrow account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4557706091 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  The borrower spoke to the servicer about past due amount and has it in cash.  They will have to deposit it and make payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7348323783 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2341181652 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower verified their information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is excessive obligations.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2016.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is active.  The proof of claim was filed 07/XX/2018.  Amended POC filed 07/XX/2016.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6436538869 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The borrower wanted to confirm that the September payment had been received and the agent advised that the next payment will be for November. The agent advised that the modification has been executed and the copy of the documents have been received. The agent offered to set up payments and the borrower advised that they will set up payment per bill pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4645200259 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower verified their information and promised ot pay $558.35 by 06/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4084569214 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in to updated their cell phone number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2009.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           The bankruptcy was discharged on 12/XX/2009 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7168344787 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in to get a copy of the deed of trust. The agent advised that we do not have it on file and she can go to the county registry of deeds,
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9059963221 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  The borrower stated they mailed payment on 3/XX/19.  They went over account with the borrower and advised of total amount due.  The borrower was in hospital and is now improving.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3545487320 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
1853486959 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 08/XX/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 12/XX/2013.  Filing date and case number XX-XXXXXX
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9183687333 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
9837174124 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in to allow third party authorization for the insurance agent.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2008.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2009 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6546835164 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Last contact with the borrower a payment scheduled for 05/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8276349319 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  On 04/XX/2018, the borrower was contacted by servicer since a payment came back return. The borrower did schedule another payment over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2610083539 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  On 03/XX/2019, the borrower called in to schedule a payment over the phone. The borrower made a document inquiry.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2008.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 12/XX/2008.  The proof of claim was filed 07/XX/2008.  Motion to dismiss case was signed on 12/XX/2008.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6373954736 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  On 04/XX/2018, the borrower called to verify account status. The borrower called to verify if foreclosure was cancelled.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2009 and there is no evidence of reaffirmation.  A motion for relief was filed 10/XX/2009.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4240486461 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to see who the new servicer was.  They scheduled a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5689766815 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Notes indicate the borrower called to get details on service transfer. The agent advised of grace period during the transition and that all terms will remain the same as before.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9509803034 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower spoke to the servicer and they set up 3 payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3133311405 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Servicer spoke with borrower and completed initial welcome call. Borrower also had problem access online account to make payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
8789414474 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in to make a payment and to see if the accounts were merged since they have two.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1220658721 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5871214490 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  04/XX/2019- Welcome call completed
                                           07/XX/2017- Spoke with borrower, advised borrower she will get the perm mod docs by the end of October and to make sure she sign and date both copies and send them back by the date on the letter
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1638145096 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  03/XX/2019.  03/XX/2019-Borrower called with a promise to pay $1,376.35 by 5/XX/2019 via web.The borrower
                    from mortgagor         verified a name change due to marriage and related having financial difficulties.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit bureau dispute for credit reporting during the bankruptcy and afterwards. The status was updated.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2015.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2015 and there is no evidence of reaffirmation.  The bankruptcy was discussed in comment dated 05/XX/18.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8202404304 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower verified their information and promised to pay $1,427.19 by 07/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2025047721 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  03/XX/2018.  The borrower called in to confirm a fax was received and was advised no fax.  The borrower stated
                    from mortgagor         there was no damage due to the disaster.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates XXX responded within 60 days and no further communication from mortgagor.  The borrower was disputing the payment that was incorrect due to tax information needing to be corrected.  The borrower paid only what was believed to be due rather than the full payment causing a shortage.  The borrower requested the negative reporting to be removed.  A response was sent to the borrower on 09/XX/2018 declining to make the corrections.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXX Wildfires noted on
                                           11/XX/2018.  No damage was reported.
2850933833 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in to make a payment in the amount of $2144.32.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2018.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2019 and there is evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5205676566 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The authorized third party confirmed the balance of the loan and the loan has been current the past 24 months.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3050874003 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower discussed general account information and also advised he did not know his modified loan term was for 50 years.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8812719187 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in regards to PMI removal.  Advised borrower that since the loan was just transferred from previous servicer to call back in a couple of weeks.  Advised borrower of FNMA website.  Also advised borrower of loan boarding timeframe with previous servicer.  Borrower requested a copy of her 1098 for
                                           2018.  A payment was scheduled for 5/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1447588150 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The borrower called in about making additional payments towards her principal balance to reduce the number of years to payoff.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8453696225 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  Borrower called in with questions about the NOI notice
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           The bankruptcy was discharged on 02/XX/2016 and there is no evidence of reaffirmation.  The proof of claim was filed 01/XX/2013.  case and filing date not provided in notation. BK case terminated 05/2016.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4135023954 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   04/XX/2019.  The borrower called to cancel repayment plan.  The borrower made a payment.  Borrower is deceased
                    and documented         and Executor/XX/dismissal date unknown.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2286679038 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower requested the year end tax statement. The borrower was provided account number so an account can be setup online
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9677600695 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  *cus called to see about getting information about the  account with an insurance payment advised
                                           that it was paid  cus understands no further questions                        Recap Notes - Call Reason -
                                           Insurance payment.  Payment scheduled for 05/XX/2019.  Provided TAD

                                           *Borrower called in to verify payment amount and was advised of decrease in payment amount due to lower taxes.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6398810915 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The customer called to confirm their username and password for their online account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3465556170 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  04/XX/2019- Borrower called for assistance with online account. Made payment over the phone to avoid late fee.
                                           10/XX/2018- Borrower contact, verified demographics. Borrower wanted a copy of the payment history to be mailed to. Payment is already scheduled for October.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2053505959 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The borrower called about getting on website. The borrower states that they are unable to get on the website.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7538552191 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8771437285 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      06/XX/2019.  The third party (co-borrower) called regarding an endorsement for a loss draft check, then the indication covered by  call disconnected.
                    insurance              EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           On 05/XX/2019 a loss draft check was endorsed and released in the amount of $3960.13. The borrower reported property damage on 11/XX/2018 and stated filed a claim.  The borrower noted prior damage on 01/XX/2017 stating shingles blew off the roof and there is a leak.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area noted on 11/XX/2018.
1382323099 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in but the loan had not completed boarded.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2007.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 01/XX/2013 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4283829499 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The authorized third party (spouse) verified their information and the call was transferred.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2012.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is active.  The proof of claim was filed 04/XX/2013.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8225586968 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called regarding account status.The servicer conducted a welcome call and provided online payment option and website solicitation.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3646003107 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  Authorized 3rd party called to see why the payment has not been taken out of the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2011.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is dismissed.  The bankruptcy was discharged on 10/XX/2013 and there is no evidence of reaffirmation.  The proof of claim was filed 11/XX/2011.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9840742149 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower spoke to the servicer and wanted to make a payment but does not have banking info.
                                           The servicer advised them of knowyouroptions.com.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
                                           ADDITIONAL INFORMATION: NA
5881021677 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  Borrower called in requesting all late fees be waived. Management allowed for $10 to be waived if borrower paid total amount due.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5191028531 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  A welcome call was completed. The borrower was provided with general account information. The borrower also inquired on the application of unapplied funds.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2014.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is active.  The proof of claim was filed 12/XX/2014.  Active Bankruptcy
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
5778416434 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called in and discussed the service transfer and where they'd make their next payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6430213862 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to get information on the servicing transfer and the servicer performed welcome call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to Hurricane XXX on 9/XX/17.  There is no damage to the property indicated.
4836112541 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The borrower called about inspection fee due prior to loan modification.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1911698451 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called the total amount was provided, the borrower asked to have funds moved from principal to suspense and scheduled a payment for 06/XX/2019
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5004515828 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Authorized 3rd party called in to make payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5179586935 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5156191723 3        [3] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damage remains         PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    unresolved and no      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was indication covered by  05/XX/2019.  The authorized third party called in regarding making payments and was advised of online payment
                    insurance sufficient   option without paying late fees. Agent also discussed escrow statement with third party.
                    to cover repair        EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the
                    [3] Damaged Interior - reason for default with the information provided.
                    Damage remains         FORECLOSURE: No evidence of current foreclosure activity.
                    unresolved and no      BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    indication covered by  LITIGATION: There is no evidence of litigation on the file.
                    insurance              TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower reported damage on 09/XX/2017.  The borrower stated there is a tree on the roof and has to pay to have it removed.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  The borrower reported on 12/XX/2016 that tenants ruined the home and have to remodel.
                                           No claim was filed and there is no evidence the repairs were completed.  Property repairs have not started.
                                           The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8228977926 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [2] Verbal Dispute -   06/XX/2019.  Borrower called in and promised to make a payment. Borrower scheduled a payment on the account.
                    Servicer responded and Borrower requested escrow analysis. Rep advised the payment be spread out to 36 months for the shortage per issue open with active borrower request.
                    efforts to resolve     EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and issue open with active efforts to resolve.  Borrower called in to dispute a payment and wanted to get a payment taken. Payment was scheduled.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2964726130 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2016.  Borrower stated payment will be made before grace period. Borrower declined to make payment and did not give method of payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6074227449 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called for general  information regarding the servicing transfer and to schedule a payment on 03/XX/2019 in the amount of $1070.69.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7945626548 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
5854414696 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  The borrower called to have online password reset borrower going to make forbearance payment online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area due to Hurricane XXX noted on
                                           9/XX/2017.
2406518046 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
3843630058 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2017.  The customer called in regarding their due date and confirmed their interest and tax amount. The rep also counselled them on self service options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6542990684 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in regards to see if he could do an assumption to get his wife off the loan. Rep advised to fill the Assumption Request out. Rep advised borrower to begin the qualification process for the assumption of the loan, the loan must be current at the time of the assumption and must be primary residence of the assuming party. Rep advised the loan is not assumable according to the terms of the Note if an unrelated third party is wishing to assume the loan. Rep provided Information needed: 1. Name(s); 2. Copies of the Assuming Borrowers Social security card(s) and front and back of Drivers License(s). 3. Contact
                                           Information including  mailing address,  phone numbers, email address and best time to contact the buyer(s).
                                           Please allow 20 business days after our receipt of the contact information to be contacted; 4. Marital status
                                           of Assuming Borrower (married    widowed)  5. Signed seller authorization (enclosed) giving Mr. XXX permission to discuss the loan with the buyer(s); 6. Divorce Decree showing the Assuming Borrower was awarded the property if applicable.  7. A copy of recorded Quit Claim deed or Warranty deed showing the Assuming Borrower as Grantee  if applicable.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
2368087240 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir
                    property; identified   exists to dispose of property; identified and documented.  The date of death is unknown.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4460537074 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Comments from 2/XX/19 indicate borrower was informed of service transfer. Borrower had no further questions.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to Hurricane XXX on 9/XX/17.  There was only damage to fence.
4378898184 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
2303698209 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in for account information and stated will pay $1492.56 via wire on
                                           03/XX/2019. The borrower made a promise to pay $1492.56 on 04/XX/2019 and 05/XX/2019 via wire./XX//XX/15/2017 reflects that the property is located in a disaster area due to hurricane XXX. No damage reported.
4770728606 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  Borrower called in and made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comment dated 09/XX/2018 reflects that the property is located in a disaster area due to Hurricane XXX. No damage reported.
4418696384 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The last contact with the borrower was on 03/XX/2019. The welcome call was completed and payment information given.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5281648817 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comment dated 09/XX/2017 reflects that the property is located in a disaster area due to Hurricane XXX. No damage reported.
8284243793 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Borrower made payment of $274.08 borrower stated will make future payments before the 15th.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3500209968 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  Borrower called stating they thought they made their payment in February. Associate advised payment was returned due unable to locate as the last 4 of the checking information was incorrect. Borrower scheduled payment with associate with the effective date of 03/XX/2018 and 03/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6586103943 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to see if can get the autopay cancelled and changed to the 19th of this month. The representative advised the borrower can update it on the website.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 05/XX/2014 and there is no evidence of reaffirmation.  See comments dated
                                           05/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6170249134 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 06/XX/2019.  The borrower called due to a tax reduction, and should be getting a refund or credit from the county. The borrower also promised to pay $1071.74 via mail by 4/XX/19
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower called in to confirm that new payment amount of $974.52, the customer was advised of an overage of escrow of $444.24 that would be refunded
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1986138285 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2016.  Borrower called to advise changing insurance companies.  The property is noted as non-owner occupied.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA Disaster area due to Hurricane XXX as noted
                                           10/XX/2018.   No evidence of damages reported.
7868426104 3        [3] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damage remains         PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    unresolved and no      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was indication covered by  04/XX/2019.  The borrower called in and asked why the servicer was calling.  The servicer advised the reason
                    insurance sufficient   is due to the delinquency of the account.  The borrower stated they will be sending the remaining amount to
                    to cover repair        complete a payment.  The borrower stated they will be mailing the the difference to finish the making up the difference for the March payment.
                    [1] Written Dispute -  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2017.  The dispute type is Written and the
                    Servicer responded     reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days within 60 days and no  and no further communication from mortgagor.  The borrower was disputing the application of funds to the further communication  account and requested additional funds to be reversed and applied to the escrow account.  A written dispute
                    from mortgagor         was received requesting all of the extra payments over the last year be reversed and reapplied.  A response was sent to the borrower on 03/XX/2017 with an explanation of how funds were applied to the account and an escrow statement.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 02/XX/2019 and there is no evidence of reaffirmation.  The proof of claim was filed 06/XX/2016.  REM relief was granted at confirmation on 07/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  The borrower reported water damage that occurred on 10/XX/2018 and noted a leak. The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.
                                           The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.  No disaster damage was reported.
5924405674 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  The borrower promised to make a payment by 9/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property located in a FEMA disaster area due to hurricane XXX 08/XX/17. Property damaged however borrower stated the made repairs out of pocket 6/XX/18.
5380938681 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Customer called in due to having website access issues.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4321910755 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The borrower advised sent final modification documents.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1937786994 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in to inquire about payment options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9694760700 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  The customer was made aware of the total due on account and planned to make a payment by Friday
                                           09/14.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area due to hurricane XXX. Claim filed(roofing repairs), funds released and endorsed and claim was ultimately closed.
7260445119 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The customer called in regarding their 1098 form.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2261655142 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2017.  The borrower contacted the servicer on 03/XX/2017 to schedule a payment on 03/XX/2017 in the amount of $2,800.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8660228725 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Welcome call completed.  Borrower asked if she could skip 2 months and was advised servicer could not do that.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5953635602 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1787176962 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7058839321 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to bring account current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8860405497 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  On 04/XX/2018, the borrower called in to verify status of loan modification.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comment dated 09/XX/2017 reflects that the property is located in a disaster area due to Hurricane XXX. No damage reported.
6055565657 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir
                    property; identified   exists to dispose of property; identified and documented.  The date of death is unknown.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
9056441999 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
7837351002 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower called in to make a payment.  Servicer provided total amount due.  Borrower stated RFD was due to it being a new year and simply forgot.  Servicer was not able to process payment as borrower was not an authorized signer on his daughter's account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
1997375805 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2017.  Customer inquired about due date, next payment, and applying for new modification due to expiration.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4439374512 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  04/XX/2019.  The borrower called in to make payment arrangements.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2016.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  E-Oscare received from XXX claiming id fraud. Information was verified and applicable fields were updated to show loan current as of 05/XX/2016. Same dispute was received from XXX on 04/XX/2016.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2009.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2010 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6989268049 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Customer called in inquiring about an escrow analysis. The rep confirmed an analysis was ran
                                           1107/XX/01/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3470555221 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to inquire if the interest rate on the account was fixed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4449239775 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower authorized a payment in the amount of $2334.64.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5796602412 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called about payment and was advised to have new servicer cancel payment that was made.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7496712483 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called and stated will make payment today.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4528149451 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower 1 called to stated made payment on 03/01 with the prior servicers and it cleared their account but had not posted, the agent advised to forward the information to be researched. The borrower advised would follow up in a couple of weeks.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6671495104 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  05/XX/2019.  Borrower called in to make a payment to account.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower stated that no payments have ever been late.
                                           Updated applicable fields to show loan status as of 09/XX/2018.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1000772065 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Comments from 3/XX/19 indicate servicer completed welcome call. Borrower scheduled payment for
                                           3/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2409613273 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Advised the borrower that the welcome packet was sent on 3/XX/19 & the ACH will be drafted on the
                                           15th every month
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8658285996 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The customer called about getting 1098. It was sent to the customer via email and mail.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4315479382 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Borrower promised to make payment via bank wire to reinstate loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4150550643 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in to make a payment in the amount of $807.34.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 08/XX/2009 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6140935446 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to schedule payments on the account and stated that bankruptcy attorney had passed away.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is curtailment of income.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2014.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is active.  Filing date and case number XX-XXXXXX
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5432586664 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2017.  The borrower provided one time authorization to speak with third party and discuss escrow shortage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1386730112 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called in to update the checking account number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area due to hurricane XXX noted on
                                           9/XX/2017.
8289435715 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Notes indicate the borrower called to schedule a Promise to Pay payment for the loan account in the amount of $2143.49 effective 3/XX/2019. Agent advised the borrower of the payment confirmation number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8781595953 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  06/XX/2019 Borr called to make a payment iao $1767.80

                                           The borrower called in for information on new transfer. The agent completed the welcome call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2011.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The proof of claim was filed 04/XX/2012.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5940313814 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called with escalation on escrow shortage, agent provided explanation and borrower understood.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3280958149 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  On 03/XX/2019. the borrower called to inquire about tax information.  The agent was unable to assist.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1507314473 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2017.  Borrower attempted to see the 1098 form and no form has been downloaded to the account since
                                           2014. Requested form to be sent to the address.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5023299818 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Notes indicate the borrower called to verify account information. The agent advised of current total amount due of being $0 and the next payment due is 11/XX/2018. The borrower also wanted to verify the next ACH date. The agent advised of the 15th.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4751870815 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower made a payment in the amount of $1925.49. Borrower requested late fees to be waived.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4856136955 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Called borrower to receive payment. Borrower made a payment in the amount of $2400 scheduled
                                           06/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1480438542 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Borrower called to inquire why their payment did not process. Associate advised their account was unable to locate and did not process. Borrower stated they would need to check with their bank to find out where is their money. Comment dated 02/XX/2017 borrower states they had hard months and will have income come
                                           March 1st as business slows down towards the end of the month. Borrower stated they will speak with spouse to have them secure a payment on 02/XX/2017 via online bill pay in the amount of $2,319.51.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1169280033 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The borrower called to see if payment they made was received yet.  They were advised no and to check back tomorrow.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: On 09/XX/2018 a claim was initiated for water damages caused on 09/XX/2018. A check for $9,49.98 was received on 11/XX/2018. The funds were released and the claim was closed on 11/XX/2018.
9341210014 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  The borrower called in for information on potential mod offer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is poor.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5874763989 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called to remove ex wife from loan due to divorce decree and and quit claim.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5189552390 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in and scheduled a payment to account for 6/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to Hurricane XXX on 9/XX/17.  There is no damage to the property indicated.
7673212305 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The customer made a small payment to ensure billpay was set up correctly.  The customer made a promise to pay $1748.64 by 04/XX/19
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to Hurricane XXX 9/XX/17. No damage reported.
9219338326 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Spoke to borrower- welcome call complete. Borrower will make payment Monday.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2473967168 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2017.  Borrower inquired about payment refund
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2944606538 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The customer called in regards to a letter stating the loan was service transferred.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1820912605 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
1770900322 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to verify receipt of payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7501709543 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      03/XX/2019.  Borrower called to make a payment on the account.
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower called on 12/XX/2016 stating the property was damaged by the FEMA disaster and they filed a claim. There was no evidence of any claim information being provided. There was no mention of an completed repairs.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area noted on 12/XX/2016.
4606751892 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  04/XX/2019 inbound call borrower called to place hold on insurance disbursement,

                                           The borrower was contacted on 11/XX/2017 in regards to the November payment. The borrower stated their spouse pays the bills and provided their contact information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area due to Hurricane XXX noted on
                                           09/XX/2017. No damages were reported.
3934930831 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  The co-borrower verified their information  and made a payment of $800.00 over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8313204546 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called for escrow shortage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2010.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 05/XX/2014 and there is no evidence of reaffirmation.  The proof of claim was filed 05/XX/2011.  Case terminated 05/XX/2015.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5836190468 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Authorized 3rd Party called in to request payment coupons and agent advised that they were not available.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2815047715 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   04/XX/2019.  The borrower called to verify the escrow payment was received.  Borrower is deceased and
                    and documented         Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1773438048 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2016.  08/XX/2016 - Talked to authorized 3rd party - called to make payment since previous payment had been returned due to NSF.  Processed payment in the amount of $332.00
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3405676562 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Borrower called about a letter advising a payment was returned.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2175578725 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The customer called for online access and clarified terms of the agreement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5493213153 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  06/XX/2019- Borrower promised to pay $1566.50 by 06/XX/2019
                                           03/XX/19 Agent spoke with borrower, the borrower stated they made a payment on 3/XX/19 and the payment was deducted from their bank account however the payment was reversed. Borrower is getting a copy of bank statement and sending it in to show the deduction.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5613774990 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6687605234 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in wanting to get information on the account to check on the last payment that was made, and also gave information on the non-bearing Principal Balance. Agent advice borrower, can make the payment on time for 12 months then refinance but it will move the non-bearing  Principal balance to the unpaid
                                           Principal balance increasing the mortgage payment or can pay it all at the end of the loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4647178122 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  02/XX/2019 inbound call received from the borrower inquiring about a letter regarding an escrow shortage. The rep advised their payment went up from $1094.75 to $1489.76. The borrower also updated phone number on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1471277689 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Agent spoke with borrower confirmed the repayment plan has been successful and the borrower brought loan current early. Advised will show as failed in system, next due for May.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6606990601 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower made a payment in the amount of $1147.94.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5499932720 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to make a payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
2007152902 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in regarding an insurance payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
8191064554 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2017.  The borrower called with a third party on the line to inquire about a possible escrow shortage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2010.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           The bankruptcy was discharged on 02/XX/2011 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
5515452080 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower authorized a payment in the amount of $877.66
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA disaster are due to hurricane XXX 9/XX//17. No damage reported.
6858645436 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9920990605 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower was unsure if phone call was a scam or not.  Servicer provided total amount due of
                                           $967.39.  Borrower stated does not have time to discuss options/account; will try to make payment by the 24th.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9665029150 1        [1]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Active          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    insurance claim and    05/XX/2019.  The borrower called in because the escrow account is at a negative balance.  Borrower will send funds held by servicer in the $4.29 so that her escrow balance will be at a $0 balance.
                    with indication of     EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2018.  The dispute type is Written and the related contractor bid reason is Bankruptcy.  The dispute is resolved and the status indicates Servicer responded within 60 days and
                    sufficient to cover    no further communication from mortgagor.  The borrower was disputing the bankruptcy reaffirmation and claims
                    repairs                it was to be reaffirmed.  A response was sent to the borrower on 10/XX/2018 stating the document provided was a statement of intent, not a reaffirmation agreement.  There is no reaffirmation and the lien against the
                    [1] Written Dispute -  property will remain until paid in full.
                    Servicer responded     REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the within 60 days and no  reason for default with the information provided.
                    further communication  FORECLOSURE: No evidence of current foreclosure activity.
                    from mortgagor         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2015.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 11/XX/2015 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           A claim was filed for hurricane damage that occurred on 09/XX/2017.  Claim funds in the amount of $36002.47 were received on 03/XX/2018. The claim was closed on 12/XX/2018 with all funds released and a 100% inspection noted on 12/XX/2018.  Settlement claim funds in the amount of $26850.94 were endorse and released to the borrower on 03/XX/2019.  The claim was reopened and was classified as enhanced endorse and release.  The claim is pending a final inspection.  The damage repair amount is estimated at $62,853.41.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 03/XX/2018.
2655110856 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower referenced excessive obligations and trying to get caught up with their bills.  The borrower made a promise to pay $1680.92 by 05/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5439029964 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The borrower authorized a payment in the amount of $2090.82.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6503582905 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2017.  The borrower called to confirm mod was completed and when will bulling statements start being received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4980909331 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to speak with XXX about being removed. Call was transferred to XXX Department.
                                           XXX agent. Advised borrower of HPA guidelines, borrower is not eligible at this time.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7691016407 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  On 06/XX/2019 the borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5446100310 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower made a payment and wanted to know why principal is increasing.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4415364224 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2414224799 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to discuss insurance and set up two payments.  The servicer advised them of
                                           knowyouroptions.com.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2012.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2013 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8191203228 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower set up a payment for 6/XX/19 to bring the account current. The RFD was due to the borrower thinking the payment was already made.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7124535563 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower promised to make a payment in the amount of $1042.38 via XXX
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6007004403 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in a promise to pay and requested a copy of his 1098
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1418038765 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Talk to borrower to see if borrower was affected by disaster and borrower stated no impact.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: Hurricane XXX noted on 10/XX/2018.
8903067675 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4928350917 3        [3] Damaged Interior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damage remains         PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    unresolved and no      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was indication covered by  04/XX/2019.  The borrower called to discuss general account information.
                    insurance              EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is
                    [1] Verbal Dispute -   closed.  Customer advised that there was a double payment made where the payment for 09/XX/15/XX/27/2018 the
                    Servicer responded and property management company paid for repairs and inspection and will pay the company back.  The details of the
                    appears issue is       damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property
                    closed                 repair is in process.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
3097845405 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   08/XX/2018.  A third party and the borrower called with escrow disbursement questions. The agent attempted to
                    and documented         transfer but the call was dropped.  Borrower is deceased and Executor/XX/05/XX/01/XX/16/2016 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5089244496 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called to make promise to pay arrangements in the amount of $2500.00.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3754232857 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Authorized third party called in states sent payment in through bank today and states should receive shortly states will call back on 1/XX/2019 to discuss how to bring account current.
                                           04/XX/2019 - borrower called with a promise to pay
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7400312971 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  On 07/XX/2018, the borrower called to ask why a letter was received made reference to bankruptcy, and the agent explained that it is because of a prior discharged bankruptcy.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2139441245 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   04/XX/2019.  The Borrower called and requested a loan modification.  Borrower is deceased and Executor/Heir
                    and documented         exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6656481442 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  The borrower called in wanting to discussed modification and stated hired XXX to help mortgage and get a loan modification and feel got scam paid them total $3075.00. The servicer advised the borrower did not qualify for the loan because was previously modified twice before. The servicer discussed reinstatement, short sale and deed in lieu. The borrower requested to remove XXX as authorized party.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4174318416 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Outbound call to advise borrower that modification was declined.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4215454552 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8918889736 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   05/XX/2019.  Authorized third party called to make a payment.  Borrower is deceased and Executor/Heir exists
                    and documented         to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4155394987 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6472134269 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower contacted and we completed the welcome call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3015794118 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  Borrower called in reference to letter they received regarding a check that was not cashed and they spoke with someone who advised the check would be re-issued. Associate advised borrower research shows the check was cashed in 2012. Comment dated 08/XX/216 borrower called for status of the modification.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9095045311 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2017.  On 12/XX/2017, the borrower spoke with an agent and reviewed the total amount due which was
                                           $1754.86. The borrower asked what the $15.00 was for and the agent advised it was for the property inspection fees.  The agent offered to set up the payment and the borrower declined. They stated they would be sending in a check.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7081156291 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower authorized a payment in the amount of $1077.19
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1762315236 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called and made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
9265233320 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  representative confirmed their hazard check was sent out 11/XX/18.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Notation on 09/XX/2017 reflects the subject property is located in FEMA disaster area for Hurricane XXX (DR-XXX). Roof damages were reported, a hazard claim was noted as non monitored and funds were received. On 11/XX/18 the claim was closed.
5280214193 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Associate made contact with borrower advising of the total amount due and updated the mailing address. Call received from borrower on 02/XX/2017 regarding their tax statement. Associate advised borrower statement was mailed on 01/XX/2017 and informed borrower information is on the website and borrower requested to have statement mailed again.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3331034769 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  On 6/XX/20119, the borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8934638623 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Last spoke to borrower when they called inbound to schedule payment on the loan. The servicer completed the welcome call and advised of the billing, payment options, website information and disclosures.
                                           The borrower scheduled a payment over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2231194286 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  Borrower called in regarding modification status.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is release from stay granted.  Filing date is unknown
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. XXX Hurricane XXX
                                           (DR-XXX) declared on 09/XX/2017. Property damages reported and repairs completed. Hazard claim closed on
                                           11/XX/2018.
3947226215 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to inquire about options to accelerate paying off the loan and was provided plan to payoff the account  in a five year time span.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4101623916 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3793147127 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in and made a payment to account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4676709276 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1391796126 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Written Dispute -  06/XX/2018.
                    Servicer responded     EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2018.  The dispute type is Written and the within 60 days and no  reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 further communication  days and no further communication from mortgagor.  The servicer advised loan information was reported before
                    from mortgagor         prior to bankruptcy filing and is accurate.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1188301338 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in regarding payments.   States with previous servicer payment $1128.00.
                                           Confirmed payment $1138.06 and that escrow changed prior to transfer from $79.00 to $88.62.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9571990428 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      03/XX/2019.  On 03/XX/2019, 3rd party authorized called in to verify current homeowner's insurance but was indication covered by  told to call back in a week due to loan not being boarded.
                    insurance              EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           On 10/XX/2017 and 12/XX/2018 the borrower advised the roof was damaged due to Hurricane XXX. The borrower stated a claim was filed; however, no claim information was provided confirming a claim was filed. There was no reference to any repairs being completed.  Property repairs have not started.  The property condition is
                                           UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA Declared Disaster Area due to Hurricane XXX noted on
                                           09/XX/17.
5229380870 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2017.  A third party called to discuss account and they are working on a modification.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4229589136 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  A welcome call was completed and the borrower promised to make a payment in the amount of
                                           $1381.00 by 04/XX/2019 via Web.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2658296288 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  08/XX/18 Borrower completed 2 payments by phone for 8/XX/18 and 9/XX/18
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8871165492 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
7793461374 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  Borrower's niece (non-authorized third party) called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
8764520970 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  The borrower called to get an understanding of their payments. Promised to pay $1146.35 by
                                           04/XX/2019 via Web.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5953599308 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2017.  Borrower called in to cancel the PMI
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6997959416 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Welcome call was completed with borrower who scheduled payment for 03/XX/2019. Borrower called for the interest that was paid in 2016 on 10/XX/2017. On 5/XX/19 the borrower called in to promise to pay
                                           $997.20 scheduled 5/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is not available in the information provided.  Borrower is given the disclaimer upon contact.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1577721557 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8595945773 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2017.  Borrower called (collection call) to cure loan. Borrower stated mailed payment, declined to schedule a payment. Advised collection efforts will continue until account cured.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6903789482 2        [2] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    issue open with active BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    efforts to resolve     05/XX/2019.  The borrower called in and made a promise to pay in the amount of $1366.67.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2019.  The dispute type is Verbal and the reason is Payment Dispute.  Unable to determine if the dispute is resolved and the status indicates Servicer responded and issue open with active efforts to resolve.  The borrower states they have never made a late payment, however the account shows rolling 30.  The servicer reviewed the account and it appears that a payment made back in June of 2015 is where the account fell behind.  According to the ARM page the borrower's payment was correct and on time.  The servicer put in a request for payment research.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2008.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2009 and there is no evidence of reaffirmation.  See comments dated 02/XX/2009.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3676166188 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2016.  9/XX/ Inbound Borrower wanted to know how to add wife's name to loan, I advised Borrower to look in to refi.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2009.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2010 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
9893761036 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower scheduled three payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2155529726 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower was contacted on welcome call, verified demographics and scheduled a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: FEMA disaster:  XXX wild fires found in comments dated 10/XX/2017.
4573193835 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The authorized 3rd party, spouse, called to make payment in the amount of $1029.02, RFD due to property problems.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: On 09/XX/2017 the account noted, the property is located in disaster area of Hurricane
                                           XXX, no property damage was reported.
3292990678 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2017.  The borrower called in to see if they could change their payment date.  Advised that they previously had another job that provided extra income but no longer had additional funds to pay on time.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2123076767 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Borrower stated that the modification documents have been returned via XXX.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5559881203 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8875625394 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Called customer about December payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1053057934 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  The borrower called in to secure the August installment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7245315194 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Borrower called to inquiry about adding the spouse to the mortgage.  Agent advised would need to refinance the loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4770678121 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower advised the RFD is due to Excessive Obligations and made a payment for $593.37.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.  A claim was filed for damage.  Claim funds in the amount of $8725.81 was released to the borrower on 12/XX/2017 and the claim was closed on 12/XX/2017 due to the claim being less than $10000.
6055392136 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower will be making March payment today in the amt of $1393.30 and April's payment will be on time.  Reason for delilnquency is that son was in the hospital.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1768580639 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Spoke with borrower, advised borrower once payment is processed we are unable to stop or cancel the payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is not available in the information provided.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1255361354 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The borrower called regarding the modification status. The borrower was advised that once the final documents were returned, the account would be updated and brought current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6205361846 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Mortgagor Deceased 03/XX/2019.  Borrower called to make a payment for $2,508.02.  Borrower is deceased and
                    - Executor/Heir exists Executor/XX/15/XX/06/XX/11/17 were a check was signed and released to the borrower from the insurance company.
                    to dispose of
                    property; identified
                    and documented
7198766203 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  06/XX/2019.  Borrower authorized a payment in the amount of $419.44.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit reporting dispute was received regarding the borrower credit score being lowered. It appears that the issue is now resolved on 04/XX/2019.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2015.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 09/XX/2015.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comment dated 09/XX/2017 reflects that the property is located in a disaster area due to Hurricane XXX. The borrower confirmed not affected by disaster.
8238713737 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower contacted and completed welcome call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5320940807 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to make a payment and was given loan transfer information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
5850151589 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in to make a payment in the amount of $779.47.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5587494778 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower spoke to the servicer about welcome call information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3646287451 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower authorized spouse for the life of the loan. Comment dated 10/XX/2016 spouse called for modification status and to schedule the 3rd payment under the trial. Associate advised spouse of the modification payment amountRFD was stated as being business failure.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
6081587237 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Customer gave a verbal authorization for a third party. Borrower requested verification that she is not in foreclosure. We also reviewed mortgage documents.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1408378314 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in to make a payment in the amount of $1164.03.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5522513306 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and
                    property; identified   Executor/XX/26/2012.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
5685115719 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2017.  Called and spoke to borrower about self service options borrower declined.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1936816702 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2017.  Authorized 3rd party was advised last payment was shot and funds in suspense and need to make payment on $10 for payment to post.  3rd party stated was not aware payment change was in effect and will callback to make payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5097832756 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2017.  The third party called in and made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2316843256 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Inbound call to verify payment receipt.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9416948462 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The customer called in to verify that escrow shortage payment had been received and monthly payment has been updated.  Customer made promise to pay $1845.49 by 6/XX/19
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5566277792 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  On 4/XX/2019, the customer called in and advised they are going to send in payment via billpay every 30th of the month.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4590959306 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  06/XX/2019 Spoke to borrower when they were called outbound to discuss the loan and asked for payment and borrower stated would call back to make payment on the loan and was posted on 6/XX/2019 bringing loan current to 7/XX/2019 05/XX/2016 Borrower called to inquire if claim check was received and signed off.
                                           Borrower was advised claim check was received, endorsed, and mailed back today.  Borrower was advised the claim was closed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: On 05/XX/2016 a claim was initiated for wind damages caused on 02/XX/2016. A check for
                                           $6,849.48 was received on 05/XX/2016. The notes on 05/XX/2016 indicated all funds were released and the claim was closed.
7216818694 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower scheduled multiple payments in the amount of $1317.71 for 04/XX/2019 and 05/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A claim was filed for damage that occurred on 05/XX/2017.  The claim was closed on
                                           05/XX/2018 with all funds released and a 99% inspection noted on 05/XX/2018.
8077159458 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Third party stated she received a letter about escrow analysis and I explained it to her.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2012.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 06/XX/2013.  The proof of claim was filed 03/XX/2012.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3367702405 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called to discuss the corporate advance .  Servicer advised borrower to wait until next week to make her payment, corporate advance is due to modification.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1109090924 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Borrower promise to pay $1,040.26 drafting on 12/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: On 09/XX/2017 the account noted, the property was located in a FEMA declared disaster area of Hurricane XXX, no property damage was reported.
4630804363 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  The borrower called and made a payment in the amount of $776.03.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3304129351 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  Borrower called with questions about the escrow and wanted to cancel the private mortgage insurance (PMI).
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4673399553 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The authorized third party called in regards to tax/XX/01/2018.
1999463252 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  09/XX/2017 Borrower called to inquiry about payment. Borrower stated would be making a payment on
                                           9/XX/17
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4183707764 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6438454317 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 05/XX/2020.  The last payment was received on 02/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Verbal Dispute -   05/XX/2019.  The borrower called for next due date. The agent advised 05/XX/2020.
                    Servicer responded and EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2017.  The dispute type is Verbal and the reason
                    appears issue is       is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is
                    closed                 closed.  The customer inquired about corporate advance fees that customer stated was already verbally disputed with member of their leadership team. The rep offered to transfer call to a team lead, yet customer declined and requested a specific rep whom declined the call. The customer stated plans of sending in a written correspondence regarding fees.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 09/XX/17 indicates The property is located in a FEMA disaster area, however, no damages were reported within the review period
6326365225 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2017.  The authorized called in regarding payment history, taxes, and corrected the mailing address on file.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: An insurance claim was filed and closed on 4/XX/16.
8418704812 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 10/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2016.  The borrower called to inquire about payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7428198987 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   10/XX/2016.  The borrower called to make a payment.  Borrower is deceased and Executor/Heir exists to dispose
                    and documented         of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2075206285 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9640079810 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower received their welcome call and promised to pay $1,509.12 by 04/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2016.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 05/XX/2016.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1398744722 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower made a payment over the phone dated for 3/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5387922158 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Borrower was called regarding total amount past due.  Borrower advised that from now on can pay online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9425768701 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to speak with someone about refinancing.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9118023760 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to make a payment on the account and to inquire about loan transfer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2979398854 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  Authorized third party; spouse called for status of the loan. Associate advised loan is in foreclosure with no sale date and there is an offer for a trial plan in the amount of $951.55 and a reinstatement was ordered reflecting A$6,159.28 and provided the wire information. Spouse stated they would either send the funds today or be 04/XX/2018. Comment dated 03/XX/2018 cites borrower lost their job
                                           11/XX/05/2018 the repayment plan was broken and informed it was not the best plan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7396157971 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Servicer provided welcome call information and borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and
                                           noted on 09/XX/2017.   No damage was reported.
4009376525 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
6285079071 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to schedule payment for 04/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6328382114 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  Borrower called to schedule their payment. Comment dated 04/XX/2017 borrower requested no calls during the grace period and spouse handles all the bills and is not sure when the installment will be paid.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5853020040 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to confirm account transfer to new servicer and to discuss billing statement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 11/XX/2016 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. XXX Hurricane XXX
                                           (DR-XXX) declared on 09/XX/2017. No property damages reported.
6597769335 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to schedule a future payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
4053179745 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Welcome call completed.  The borrower made a promise to pay in the amount of $1039.63 and counselled on the know your options site.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: previous hazard claim closed, 100% inspection on account as of 11/XX/16.
1958747991 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to request tax statement and stated would be making the payments for March and
                                           April within the month, waiting for funds.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2028283795 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  Borrower contact inquiry why payment did not draft advised that payment was not taken. Discussed to set up February installment and waive fee. Advised of XXX website.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1737058159 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called to have ach payment moved to the next month. Advised borrower payment has already been drafted. Borrower requested ach be deleted.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2473198149 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The authorized third party (spouse) stated their most recent statement reflects two payments due.
                                           They confirmed they are current for 02/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7186447492 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  The borrower spoke to the servicer about their account status and stated they mailed payment recently and it may be delayed by weather.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5672434999 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    requested within the   PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called about $700 refund from appraisal since refund didn't go through. The
                    [1] Written Dispute -  representative sent request and advised may be mailed out in check form. The borrower made a promised to pay
                    Servicer responded     $1370.08 by 6/XX/19 via web.
                    within 60 days and no  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2019.  The dispute type is Written and the further communication  reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days
                    from mortgagor         and no further communication from mortgagor.  A credit dispute was received from the borrower on 05/XX/2019.
                                           On 05/XX/2019 the notes stated after a review of the issue, a credit correction was submitted to report the borrower as current for the month of 07/2018.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4150948428 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower called to make payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1630150750 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  06/XX/2019- Borrower called to inquire about a refinance
                                           09/XX/2018-Authorized spouse called in regarding having trouble making their payment by the 1st and denied modification review for the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4958601595 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  On 03/XX/2019, the borrower spoke with an agent and made a promise to mail in their payment in the amount of $2524.22.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7337186797 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  The borrower requested a payoff statement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7334477686 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in for total amount due on the account
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           The bankruptcy was discharged on 07/XX/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
6972392162 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in regarding status of escrow payment. Agent advised borrower that it was received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3681845423 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in on 6/XX/2019 to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6186001681 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  04/XX/2019- General account info- no other information provided
                                           11/XX/2019-Borrower stated modification documents had been received, signed and returned.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is not available in the information provided.  04/XX/2019- "Outbound Bankruptcy Call" no other bankruptcy info provided
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1072009089 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to discuss payments. Borrower would like to make payments twice a month since pay period is bi-weekly. Offered bi-weekly auto pay borrower declined as wants to be in control of payments since pay day's vary. Advised borrower why online would not accept partial payments. Payment schedule for
                                           03/XX/2019.
                                           04/XX/2019 - borrower called to learn how to make a partial payment online thru website
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7681995063 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  06/XX/2019.  The servicer contacted the borrower regarding payment that is usually received by the 22nd, the
                    from mortgagor         borrower declined to schedule the payment with the servicer and stated he would go online to make the payment.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit dispute received and resolved.  Information updated an reported as of 7/XX/18
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8764426655 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The last contact with the borrower was on 02/XX/2019 to discuss the reasons for delinquency. On
                                           05/XX/2019  On 05/XX/2019 the borrower called in to make a payment if
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8407425082 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8696639428 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2016.  The borrower called regarding payment status, the servicer advised the account is on an ACH for the 9th of the month, the payment will increase in December due to the modification step rate increasing to
                                           4%, also advised of HARP quicken phone number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5770069654 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2017.  On 06/XX/2017, the borrower called in to verify account status. The borrower requested to have funds reversed from principal curtailment. The borrower stated that those funds were intended to cover a late charge.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7237281764 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2016.  Borrower called in about why she isn't getting billing statements.  Servicer stated her account is listed as active in BK.  Borrower stated that is not true.  Servicer advised borrower to fax in a dispute.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7021600778 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called in regards to foreclosure letter received. The borrower also stated has not received escrow analysis letter of payment change. Advised borrower being transferred to Mr Cooper.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2012.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 06/XX/2015.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4269157215 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called in stating made a payment on 01/XX/2019 and the payment has not come out of the account.  The servicer advised the payment came back stating not able to collect the funds.  The borrower can make another payment once the funds clear.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and
                                           noted on 09/XX/2017.   No damage was reported.
4363657440 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Servicer gave authorization for 3rd party.  A3P asked why principal balance was so high.
                                           Servicer advised it was due to 2 modifications.  A3P asked about the interest on the loan, servicer advised it was 4.625%.  A3P asked if he could go to county and lower the taxes on the property, servicer advised only if they qualify for a discount.  A3P asked if he could purchase home from sister (borrower); servicer advised could re-fi to get her name off of the loan
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2747555480 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  3/XX/19 Borrower inbound to verify last payment received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6245928841 3        [3] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damage remains         PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    unresolved and no      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was indication covered by  05/XX/2018.  Borrower called in to ask questions and states he is represented by an attorney. He was advised
                    insurance sufficient   that he does not have access to online system when he is represented by an attorney.
                    to cover repair        EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2019.  The dispute type is Written and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and
                    [1] Written Dispute -  no further communication from mortgagor.  The borrower was disputing fees on the account and the attorney
                    Servicer responded     requested fees be waived.  A response was sent on 07/XX/2018 stating the fees are valid and will not be within 60 days and no  waived.  The total amount of fees assessed and the breakdown was provided.
                    further communication  REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact
                    from mortgagor         borrower.  The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is vandalism.  The borrower called to filed a claim on 11/XX/2017 for vandalism that occurred on 10/XX/2017.  The approximate claim amount was noted as $12000.  The borrower stated was having the insurance company reissue the check due to not trusting the servicer.  Multiple attempts were made to obtain claim documents with no response.  The damage repair amount is estimated at $12,000.00.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6303998927 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   12/XX/2018.  Borrower called in to inquire if the final signed loan modification documents were received and
                    and documented         was advised the documents were received and the modification was completed.  Borrower is deceased and
                                           Executor/XX/05/XX/17/XX/10/XX/10/09
                    [1] Written Dispute -  LITIGATION: There is no evidence of litigation on the file.
                    Servicer responded     TITLE ISSUES: There is no evidence of title issues.
                    within 60 days and no  PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current further communication  occupancy status is owner occupied.
                    from mortgagor         ADDITIONAL INFORMATION: NA
9897490051 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in and authorized their spouse to speak on the account.  The payment increase was discussed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8430304770 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 01/XX/2019.  Authorized third party was advised the payment made did not cover the entire amount due and it was because of an escrow change. Borrower requested copy of the escrow analysis and stated was paying the difference.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower was disputing account delinquency and stated a payment was made. but was advised the payment was returned due to insufficient funds.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3007222385 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2016.  The borrower called to inquire about the October Statement that does not reflect the payment.
                                           The borrower was advised that the billing statement cycle was recently changed and was advised that the payment had been received and the next due date was given.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9942372116 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The customer confirmed a payment of $1803.46 would be made online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2248911512 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  Unauthorized spouse called in requesting disaster forbearance. The rep advised they were not authorized and proceeded with terms of a forbearance and advised to call back by 10/XX/17.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX. No damages were reported.
8137552618 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  04/XX/2019- Secure message center borrower sent message- Borrower is slightly behind on mortgage but will be caught up soon. Borrower made promise to pay and inquired about tapping equity to pay off some debts.
                                           06/XX/2019-The last contact with the borrower was on 06/XX/2018. The borrower wanted to know why she was showing 2 months past due.  The servicer advised that they are current and went over some fees that the borrower had incurred.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2441987363 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower promised to pay $684.36 by 5/XX/2019 via the web.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 03/XX/2018 and there is no evidence of reaffirmation.  Bankruptcy discharged
                                           3/XX/18
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2732628120 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2017.  The borrower advised that they have been sending in half of their payment every two weeks and they have been getting sent back. The agent advised that this was due to this not being the total amount needed for the payment. The borrower updated their financials and was advised on the flex modification. The borrower accepted the modification offer and was advised that if they are not approved they will have to submit a BRP.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1422931371 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in to make a trial payment on account and to go over payment history with agent.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2792022078 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Mortgagor Deceased 10/XX/2016.  On 10/XX/2016, the borrower called in to request her escrow refund check.  Borrower is deceased
                    - Executor/Heir exists and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                    to dispose of          EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    property; identified   REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    and documented         FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5885757369 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 04/XX/2017.  Borrower called in to request account status and was advised of short payment. Borrower requested address to send the payment difference. A HARP refinance option was discussed on this call.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2016.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower was dispute a late fee on account and was advised to send the dispute in writing.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2013.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 10/XX/2013.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6616831683 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8526845898 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to make a payment and went over welcome call information.
                                           06/XX/2019 - borrower called to make payment with a debit card -- advised borrower can only accept a check
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9661897534 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      02/XX/2019.  on 02/XX/2019 authorized 3rd party spouse inquired about the next due date, which was April 2019 indication covered by  and discussed  service transfer.
                    insurance              EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is
                    [1] Verbal Dispute -   closed.  The borrower was disputing the status of the account.  The servicer advised of two returned payments.
                    Servicer responded and The borrower stated the money was there and wanted to know why hadn't been notified prior.  The servicer
                    appears issue is       advised the numbers on the account were incorrect.
                    closed                 REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower reported property damage on 09/XX/2017 due to Hurricane XXX.  Damage was noted to the roof with missing shingles and leaks, and fence.  Trees were down and needs to replace windows and generator  The borrower stated a claim was filed and the adjuster was just out.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.
                                           The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
9141119081 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called regarding mobile payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5953743797 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to make a payment and the servicer advised them of knowyouroptions.com.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3501468808 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8311708267 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower called to schedule the next three payments on the account, the servicer processed the payments with the bank information on file.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5542282520 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  borrower called to state payment mailed on Monday- call disconnected.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1214222072 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called to advised will make a payment on 4/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1063707688 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  The borrower verified their information and requested a recent over payment be applied to their
                                           September payment.  They were advised to submit a written request and the call was unexpectedly disconnected.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2683871967 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2017.  On 04/XX/2017, outbound called made to contact borrower. The servicer provided current account status to the borrower. The borrower was unable to bring account current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8621632921 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in and went over the welcome call and made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2014.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2014 and there is no evidence of reaffirmation.  The case number XX-XXXXXX
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5745890236 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower called and made promise to pay
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3291564630 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower called on 01/XX/2019 stating they were having difficulty making their payment with their phone. The servicer advised to use a computer instead.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9937351038 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  Borrower declined to make payment by phone.  Borrower said will make payment online by the 16th if funds are available.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2011.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2017 and there is no evidence of reaffirmation.
                                           Bankruptcy discharged 1/XX/17 however collection comments dated 3/XX/19 mentions new bankruptcy filing.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3001679347 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower confirmed that the auto payment is drafted on the 4th.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4293445281 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2016.  The agent spoke with the borrower's bankruptcy attorney to go over the reaffirmation details.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2016.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2016 and there is evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2118692454 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  On 03/XX/2019, an authorized third party called with general account questions.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
7241394798 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2018.  Co-borrower called in to make sure that their payment will be coming out of their account being
                    and documented         that they set ACH.  Borrower is deceased and Executor/XX/19/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4863246084 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower spoke to the servicer and wanted their new loan number so they could set up online account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7539747325 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7240330301 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called for their tax statement to be sent emailand scheduled payment with the effective date 04/XX/2019. Welcome call was completed on 03/XX/2019. Comment dated 02/XX/2017 borrower called to confirm payment in the amount of $10,000.00 was received. Associate inforned paynent in the amount of $10,086.75 was received. Associate advised borrower of the equity in the property and their 2nd mortgage and advised of a 5 month repayment plan. Borrower stated they would bring the loan current on their own and stated they do not know where the 2nd mortgage is coming from and associate advised to send request in writing for dispute. On
                                           02/XX/2017 borrower called in regards to their payment and stated they were advised they only need another
                                           $4,000.00 to go into repayment plan. Borrower inquired as to what documents were needed for modification on
                                           12/XX/2016.
                                           05/XX/2019 - Borrower called general account information - made payment in the amount of $2561.56
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9989343733 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in because has not received a welcome package from us yet. Advised can take a couple of weeks. Advised March has been paid. Advised the first 60 days has a whole month to make payment and wont late fee or negative credit hit. Went over account. emailed welcome.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4755767583 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Spoke to borrower- Made promise to pay for 8/XX/18, asked about hard ship program eligibility.
                                           Gave number for quicken- advised XXX is not lender.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7191250668 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  The borrower called regarding the type of assistance being offered for disaster relief
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1270381134 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The servicer called to discuss the payment and options for payment. The borrower stated the payment would be made.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2016.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2016 and there is evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1621959535 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Borrower called with payment inquiry.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4335065932 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in to get more information about the loan. The borrower had the insurance policy changed in December and the account was not updated to reflect new payment. The borrower also did not receive the disbursement check from the amount paid from the prior insurance company. The representative advised the borrower to contact them directly and the representative submitted a request for the account to be updated from the last several months where the new payment should have been updated for escrow analysis. The borrower made a promised to pay $1055.60 by 4/XX/19 via wire.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: On 09/XX/2017 a claim was filed for damages caused by a vehicle on 06/XX/2017. Two checks totaling $9,083.28 were received on 10/XX/2017. The notes on 10/XX/2017 stated the funds were released due to the claim was under $10,000, and the claim was closed.
8268878858 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Spoke with the borrower and borrower made promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8469213412 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower stated that he wanted to make a payment and wanted to know why the payment amount changed.  The agent advised that it was due to the escrows increasing $32.19 .
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2498861793 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 02/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in to inquire if their most recent payment was misapplied.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7109938546 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called regarding 2017 tax information, will make payment the end of this week.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5598831254 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2017.  The borrower was contacted regarding payment and stated is a realtor and winter has been slow.
                                           The borrower scheduled a payment for 03/XX/2017 and set up two future payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9318790524 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The customer called in to set up their February payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4502006157 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower  called in about mortgage  statements and also gave  authorization for borr 2 to speak with servicer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6197710636 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Authorized third party attorney called to confirm servicing transfer and that payments have been received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is excessive obligations.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is active.  The proof of claim was filed 03/XX/2018.  Filing date is unknown
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4698820596 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   04/XX/2019.  The borrower made a promise to pay.  Borrower is deceased and Executor/Heir exists to dispose of
                    and documented         property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8434611823 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in and agent performed welcome call on account. Updated all borrower contact information and advised borrower of payment procedures.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4731751969 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 03/XX/2019.  Borrower called to make a payment of $1,279.16.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Dispute appears resolved.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3774384164 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  Borr called to inq. why his mortgage is not reflected on his credit report.  Research request was
                    and documented         submitted.

                                           Borrower inquiry as to why a welcome letter has not as yet been received.  Borrower is deceased and
                                           Executor/XX/08/2013.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5201985271 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2016.  On 10/XX/2016, the borrower spoke with an agent and advised of the payment changes and the step rate loan  increases in 10/XX/12/XX/30/2013 and there is no evidence of reaffirmation.  The case number
                                           XX-XXXXXX
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6765403640 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called to see how she can pay with a credit card.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5500721424 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The borrower called because his payment had not been taken out of her account. The borrower was advised that the payment was returned on 11/XX/2018 for unable to locate account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to Hurricane XXX 9/XX/17. No damaged reported
2129744159 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Borrower called in to make a trial payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1617758985 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Borrower called in to process speedpay of $579.14. and to request assistance with online account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
9479323756 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  A welcome call was completed. the borrower called to request their account number to register online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6712230612 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2015.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2015 and there is evidence of reaffirmation.  The reaffirmation filed date is 09/XX/2015.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9009365782 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 06/XX/2019.  Borrower called in to inquire about a payment and to state the reason for default was due to illness of family member.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2017.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  06/XX/2019- Borrower called about escrow shortages requested it be spread out over 36 months.
                                           02/XX/2019-Borrower was disputing late fee when the payment was made on 11/XX/16 and was advised to submit dispute in writing.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4490197769 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2019.  The borrower made a promise to pay in the amount of $974.48. The welcome call was completed at
                    and documented         this time.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.
                                           The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8606083259 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The customer called about a tax bill received. The customer was going to fax it in. They were informed tax line was updated and borrower taxes were paid.  The customer confirmed they will make the payment by mail  by 3/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2012.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 04/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 10/XX/2012.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8955430233 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7041597589 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called inbound to discuss the loan and schedule payment. Borrower stated reason for default was servicing problems as the payment was sent to previous servicer and borrower was concerned he would not receive credit.Credit was given to account and loan is current.  Borrower called to see if  the payment was transferred over for the month of March.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2834430994 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  borrower called in to get there loan number gave borrower her user identification and loan number borrower made a promise to pay $887.27 by 7/XX/2019 via IVR.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8589736185 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower called in and scheduled payments on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4285722473 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  07/XX/2018 inbound call, borrower inquiring about payment,
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4019341113 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in regarding the loan transfer and letter from previous servicer.  Borrower scheduled two payments for 5/XX/22/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5082087497 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  3/XX/19 Borrower advised we will have his info in system by 3/XX/01/XX/30/2014 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9849432276 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2018.  Borrower called thinks there is a lien on property from medicaid- wants to know if we could
                    and documented         advised how can they find out- advised to pull credit or contact county. Wanted to know if can refi- advised we do not refinance but can contact bank or quicken loans.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9871776091 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   04/XX/2018.  The servicer contacted borrower and borrower stated they set up bill pay for the payment that is
                    and documented         due.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6976243206 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2016.  Borrower inquired about fees on loan
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7421116175 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   05/XX/2018.  Borrower to call back about why last payment wasn't showing.  Borrower is deceased and
                    and documented         Executor/XX/11/2016.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7271600497 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  The borrower was contacted and stated that they were not still having financial difficulties from the disaster and were able to resume payments.  The borrower stated that they would make their payment online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9203460600 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to confirm payment amount.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6303513557 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Authorized 3rd party, spouse, called in for grace period information. A payment was scheduled for
                                           $1210.36, effective 6/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
4779304203 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called to update phone number on account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to Hurricane XXX on 9/XX/17. An insurance claim was filed and closed on 12/XX/17.
9799278690 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  On 08/XX/2017, the borrower was contacted to go over account status. The servicer's agent provided the total amount due to the borrower
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2033306259 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  Borrower called in and agent provided with unpaid principle balance. Borrower advised will send
                    and documented         in original assumption packet received.  Borrower is deceased and Executor/XX/15/17. No damage reported.
5706556625 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2016.  Borrower called in to schedule last rpp payment to be drafted on 12/XX/16
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2231459271 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      02/XX/2019.  Borrower called due to her being locked out of the website.
                    indication covered by  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2019.  The dispute type is Written and the
                    insurance              reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A credit dispute was received on 04/XX/2019 and resolved.
                    [1] Written Dispute -  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    Servicer responded     FORECLOSURE: No evidence of current foreclosure activity.
                    within 60 days and no  BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    further communication  LITIGATION: There is no evidence of litigation on the file.
                    from mortgagor         TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower reported property damage on 10/XX/2017 due to Hurricane XXX.  The borrower noted the damage estimated at $1000 and was to the flooring and side jobs around the house. The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  The damage repair amount is estimated at $1,000.00.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
7223655835 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   05/XX/2019.  Authorized third party called in to discuss payment change.  The servicer advised that payment
                    and documented         has been the same since servicing transfer and they would need to look into escrow analysis.  The borrower made a payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1169779048 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  Borrower called about the options they have. Lender advised of the refinancing option.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1003628913 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7963588183 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower called about password reset and the servicer assisted them.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1153970263 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Spoke to borrower when they called inbound to get assistance to use the website and reset password and assisted borrower to make payment and reviewed general account information. the borrower called to make payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3046969429 3        [3] Title Issue -:     LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Liens not Perfected    PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Spoke to borrower- welcome call complete. Borrower called to get general account info. Payment scheduled for 3/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is evidence of title issues with the property.  The comments on 04/XX/2017 referenced a prior mortgage in the amount of $18,900 dated 09/XX/1987. The notes on 05/XX/2017 indicated the issue was set to be resolved with a quiet title action through the judgment stage of the foreclosure. However, the foreclosure was closed due to a modification prior to judgment being entered. The review of the title issue was closed without a resolution.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2540919930 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The authorized third party called to make a payment in the amount of $876.35.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2009.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 09/XX/2009 and there is no evidence of reaffirmation.  BK Chapter 7 filed 06/XX/2009 discharged 09/XX/2009 closed 10/XX/2009
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6314259357 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower and 3rd Party( verbal authorization obtained) called in  for 1098. Agent provided steps on how to obtain.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster  due to hurricane XXX 9/XX/17. No damage reported.
5430191610 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called stating mailed in the remaining amount $405.72 for April payment and is faxing proof to research that late fees were paid to servicer prior to transfer. The borrower made a promised to pay $1225.10 by 5/XX/19 via mail.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9440806943 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Welcome call was completed and borrower wanted to know if their ACH was set up. Comment dated
                                           08/XX/2018 borrower wanted information in regards to their escrow. Associate advised as of 10/XX/2018 the new payment would be $2,414.45 as it was increased due to taxes and insurance and informed their ACH is drafted on the 15th which could be changed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2506512210 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  On 03/XX/2019, the borrower spoke with an agent and advised that they had mailed in their final modification documents. The borrower also set up a payment for $131375.21 for April 1st. The agent provided the borrower with the confirmation number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6166899729 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in to make a payment and discuss service transfer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6494277267 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Spoke with borrower, borrower promised to 1333.94 by 4/XX/19 via web
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6093463745 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2017.  Notes indicate the borrower called wanting a copy of the mortgage statement to be emailed. The agent advised they couldn't do that and advised of their payment expectations and obligations. The borrower asked why the agent couldn't email the statement and requested to speak with a supervisor. The agent transferred call to the supervisor
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6874592644 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   04/XX/2019.  The customer called in to obtain online access and confirm their escrow would increase in
                    and documented         November.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.
                                           The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4384640597 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in and made a payment in amt of $1389.29.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6886588145 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  6/XX/2019 last spoke to borrower when they called inbound to schedule a payment on the loan and asked about payoff for the loan. 02/XX/2019 outbound collection call
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1079660062 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    requested within the   PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to make a payment and discuss general account information.  A payoff was requested on 03/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A claim was filed for hail damage that occurred on 02/XX/2017.  The claim was closed on 11/XX/2017 with all funds released and a 100% inspection.
2605611006 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8955620853 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      07/XX/2018.  The borrower called in stating needs to file a claim and was referred to the insurance company.
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  A claim was filed for water damage that occurred on 03/XX/2016.  The claim was closed on 04/XX/2016 due to receiving a claim denial letter from the insurance.  The details of the damage and status of repairs were not provided.
                                           The borrower called in on 07/XX/2018 stating needs to file a claim and was referred to the insurance company.
                                           There is no evidence of a claim being filed.  Property repairs have not started.  The property condition is
                                           UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
2834185936 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2017.  Borrower called in regards to the escrow shortage they sent in and is in suspense. Associate advised they will submit task to have posted to escrow. Comment dated 07/XX/2017 associate informed borrower they are unable to take payment for escrow shortage and they can pay by mail.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3955226114 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  The borrower called with hardship. Advised the borrower of repayment plan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4098140152 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2016.  On 8/XX/2016, the borrower called in to see why the XXX site seems to not be allowing them to set up the payment.  It appears there has been a high traffic volume on the website and was told to try again later.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
6881390269 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  The borrower made a payment in the amount of $342.30
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1316686990 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9873525564 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Mortgagor Deceased 06/XX/2019.  Borrower stated will make payment in 2 days  Borrower is deceased and Executor/Heir exists to
                    - Executor/Heir exists dispose of property; identified and documented.  The date of death is unknown.
                    to dispose of          EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    property; identified   REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    and documented         FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5221810189 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  The borrower called to move payment from 1/XX/26.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3164866651 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The servicer informed the borrower on 03/XX/2019 of the 15 day grace period for payments. The borrower called on 03/XX/2019 in regards to an autopay issue; Borrower stated sent autopay document and explained the requirements for voided check.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7929502363 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  The customer stated they mailed a check on 8/XX/2018. The customer stated the funds would post before the 16th. The customer was informed of self-service options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6607329227 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in to inquire about the equity in the subject property.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2010.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2010 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6235268249 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called regarding the grace period and for general account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5088928159 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  The servicer advised the borrower of the total amount due, grace period, due date, expectations, consequences and the next steps.  Self service options on the company's website was mentioned. The servicer told the borrower that the 1098 form has been mailed out.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           See comments dated 03/XX/2009.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2174678140 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8881315705 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower promised to pay $732.00 by 06/XX/2019 via bill pay.  The customer also requested that a payment be moved from principal to a partial payment.  The correction request was completed on
                                           05/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX. No damages were reported.
3124838342 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower was called to discuss payment information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
1594157902 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called for information on tax disbursement. Payment was scheduled for 05/XX/2019
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5059062445 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  Outbound call to customer for payment returned NSF. Borrower stated a bill went through the account unexpectedly. The funds are now available. There is no hardship.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3150164161 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in to make sure their most recent payment had posted correctly.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comment dated 06/XX/2018 borrower did not want disaster forbearance.
3836442654 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower called in to make a payment on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. XXX Wildfires (DR-XXX)
                                           declared on 11/XX/2018. No property damage reported.
8395542312 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  The borrower called with questions about escrow. Advised borrower changes made to insurance made payments increase.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4027967266 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower verified their information and stated they will call back to make their December payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to Hurricane XXX noted on
                                           09/XX/2017.  Damages to the roof were since repaired and claim closed on 9/XX/18.
4816938455 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to schedule payment and the contact information was updated. The welcome call was completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4469142894 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to confirm payment receipt.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
5635089038 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
4216498306 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  The borrower called in with question about escrow account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3145404835 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower made a promise to pay by 12/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is casualty loss.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2019.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4165126723 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in for loan transfer information and ptp 1877.02 by 3/XX/19 via bill pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9535395693 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  The borrower authorized a payment in the amount of $540.34
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX. No damages were reported.
2172573473 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in and authorized a payment in the amount of $1700.79 and $1095.00
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1256075561 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
3174896072 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Inbound call to make payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3245751200 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 10/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 09/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
7842910659 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to get their account number and confirm the website address.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9651344291 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    requested within the   PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to make a payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2014.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           The bankruptcy was discharged on 09/XX/2014 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2235837886 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  The borrower called to make payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1152004174 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2017.  The borrower advised owner occupied, reason for call was collections, borrower made payment arrangements for December installment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6607230743 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  Borrower contact verified information, property is non-owner occupied. Fell behind due to unexpected car  but back on track now. Borrower schedule a payment via the web site for $1688.63.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
1207691009 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Last spoke to borrower when new servicer was able to reach them by phone and payment was made on the loan
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4695652649 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2014.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is active.  The proof of claim was filed 10/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5200895944 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      06/XX/2019.  The borrower called in regards to escrow statement and was advised of transfer and escrow indication covered by  analysis.
                    insurance              EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower called on 09/XX/2018 advising they had $6,000 worth of damages from the hurricane. The borrower stated their insurance would not cover the damages. There was no reference to the status of the repairs.  The damage repair amount is estimated at $6,000.00.  Property repairs have not started.  The property condition is
                                           UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX.
7288555607 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower promise to pay $763.48 drafting on 03/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7436479563 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  the borrower called in regarding question for homeowner insurance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1239710361 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  The borrower wanted to confirm that his payment was received and that his ACH is still setup.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3264473745 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower promised to make payment via web by 07/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
9848710635 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  DIscussed escrow shortage and billing statement. Welcome call completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3018627144 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called advised she did not know she was late and advised will send in a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8486333896 1        [1] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Active insurance claim PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    and funds held by      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    servicer with          06/XX/2019.  06/XX/2019 inbound call borrower inquiring about amount of funds in indication of related  r/XX/05/XX/26/XX/30/XX/26/XX/24/XX/19/2019.  The damage repair amount is estimated at $53,543.86.  Property
                    contractor bid         repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                    sufficient to cover    ADDITIONAL INFORMATION: NA
                    repairs

                    [1] Damaged Interior -
                    Active insurance claim
                    and funds held by
                    servicer with
                    indication of related
                    contractor bid
                    sufficient to cover
                    repairs
1489811918 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to make a payment. Welcome call completed.
                                           06/XX/2019 - Talked to 3rd party - called to make payment in the amount of $4455.07
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2010.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           The bankruptcy was discharged on 06/XX/2010 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
4238975738 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  3/XX/19 Spoke with borrower, completed welcome call and borrower stated they would make a payment on XXX the XXnd. Borrower asked if the account was on auto pay. The agent advised the borrower auto pay was not set up.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was dismissed on 12/XX/2014.  Bankruptcy discharged 12/XX/14
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7208629616 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2016.  Spoke with borrower advised total amount due and advised fees on account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9966655387 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2017.  Spoke with third party about ivr system, she states that she thought she had access. Third party wanted to make a payment. Advised will process payment for her.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6272554684 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Spoke with borrower regarding escrow shortage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
7085425756 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2019.  Borrower called with authorized third party; daughter wanting to update the phone number for
                    and documented         insurance and associate provided the mailing address for payments. mailing address. Welcome call was completed on 03/XX/2019. Comment dated 09/XX/2018 borrower and daughter called to get information on the escrow account statement and was advised the new payment is effective as of 11/XX/2018 in the amount of $877.94. Borrower called on 03/XX/2018 in regards to the loss mitigation package they received when they have been current.
                                           Associate informed package was sent out because in February there is an interest rate change. Comment dated
                                           02/XX/2018 call received from daughter in regards to the re-amortization letter they received signed and sent back and was advised they needed to send the death certificate. Daughter stated they signed the documents again and sent the certificate but the payment did not change. Associate advised borrower to send in written request regarding the reamortization.  Borrower is deceased and Executor/XX/16/XX/13/XX/13/2018.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9933141583 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 06/XX/2019.  Customer inquired why there is a fee of $15.00 on their account; made promise to pay $1299.57 by
                                           07/XX/2019
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2017.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower advised account showing on credit was closed, it was included in the Chapter 7 bankruptcy
                                           6/XX/2011
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           05/XX/2017 Commentary states Bankruptcy discharged. There is no other information on the Bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2932638953 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  A third party called to see why 5k payment toward principal was reversed.  The servicer stated
                                           that HHF reversed payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to Hurricane XXX on 9/XX/17.  An insurance claim was filed and closed.
9979490139 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Comments from 3/XX/19 indicate servicer completed welcome call. Borrower informed autopay setup for first of each month.
                                           04/XX/2019 - Borrower called to check if account was on auto pay
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6570564577 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower advised that they will send the April payment.  Welcome call complete.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2101068453 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2017.  Customer inquired about double payment showing. They were advised the billing cycle was shifting and the amount is showing the November and December amounts due. They were informed of the next amount due.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2010.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2015 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7121364351 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Customer called and requested assistance with website in order to make a partial payment.
                                           Servicer assessed borrowers financial situation and explored options to avoid foreclosure. The customer stated
                                           the reason for most recent delinquency is excessive obligations.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8607907059 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  On 8/XX/2017, the borrower called in and has received the modification documents but wanted to confirm when they were suppose to make the payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4343629085 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower called stated will send mod docs in the next two days. Advised the borrower of of new payment processed payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2013.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 06/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 05/XX/2013.  case terminated on 07/XX/18
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5701918998 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in and stated they mistakenly made an online payment on 5/XX/16. Now their account is over drawn, customer also state they called Mr. XXX on 5/XX/24. The customer was also advised that when making the payments and the account received a reversal/XX/09/2013 and there is no evidence of reaffirmation.  It appears the borrowers have had some type of bankruptcy,. No details are available in the 3 month scope review dates.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8657309132 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  The filing date, case number, and discharge/dismissal information is unavailable.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4128198458 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  Borrower called in to request for funds to be applied correctly, agent submitted request to have funds reversed and applied towards escrow
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
2864344225 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Borrower stated home damaged yes insurance information claim filed property is livable yes plan to repair. Customer had problems signing on to system helped borrower with error.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXX Wildfires and mudslides noted on 11/XX/2018.  No damage was reported.
1198211539 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower claims will send payment via XXX
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8775746750 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2016.  Borrower called and made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8741403073 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower stated the reason for default was due to illness, they will move some money around to make payment today in the amount of $1580.22.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6557107871 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2016.  Borrower inquired about amortization after principal reductions and refinancing.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6694637576 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4663603802 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in to inquire about the transfer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
5187481311 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Spoke with borrower, advised the borrower that her May payment was received
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6761681992 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  The borrower spoke with an agent and stated that they had been locked out of their account and needed assistance with getting their account reset. The agent advised this borrower to put in their user nae and their email address and select forgot password and it would walk them through the process.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6169221745 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in to discuss servicing transfer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6548359705 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 09/XX/2013 and there is evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. XXX Hurricane XXX
                                           (DR-XXX) declared on 09/XX/2017. No damage reported due to disaster.
2895884059 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called regarding the 1098, advised sent on 1/XX/19 and cannot resent until after
                                           2/XX/19. Also wants to know why payment increasing, advised escrow analysis shows an increase in taxes and insurance. Borrower was to call the county and follow up.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2018.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 08/XX/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1635077394 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in wanting to get the claim check endorsed. Borrower was transferred to the loss draft dept.  Borrower also made future promise to pay dated for 6/XX/19
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to a natural disaster noted on
                                           09/XX/2017.  No damages were reported.
2007136927 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower scheduled June payment and put in a request to remove late fee.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3317888225 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  The borrower received their welcome call and verified their information.  They also discussed their escrow shortage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6255569556 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called to check the status of the account. Agent advised the loan is not in foreclosure.
                                           Borrower inquired about the escrow analysis; agent advised it was sent 12/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           The bankruptcy was discharged on 06/XX/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3577138653 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    requested within the   PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Last spoke to borrower when they called inbound to request a payoff amount on the loan and was advised how to find on the website.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6019916100 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower wanted to discuss fees assessed to them.  The borrower authorized a payment in the amount of $1658.83.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4793123110 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2016.  The borrower called and authorized a payment in the amount of $616.00
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2015.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is active.  The proof of claim was filed 09/XX/2015.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5153839196 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called to get tax statements for 2017-2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
9967539249 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
6103698000 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called regarding loan information transferring to new servicer, a welcome call was completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3541293247 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Borrowers were contacted regarding the payment status. Spoke to the co-borrower who stated has been unemployed since June and spouse will try to make the payment by next week.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1841757236 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  03/XX/2019 Borrower called to inquiry about late fee balance. Borrower also inquired about mortgage insurance removal . Borrower stated that they had mortgage insurance with the previous.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6128035278 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2017.  The borrower called to get 1098 information.  The servicer discussed account status as well.  The borrower has had a curtailment of income due to weather.  The servicer offered repayment plan.  The borrower also declined modification that was offered due to term extension.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2076192883 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower confirmed payment received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1374740433 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called in to schedule a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5290183389 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower inquired about refinance application
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6455196970 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  On 3/XX/2019, A welcome call has been performed and provided borrower with status of account..
                                           04/XX/2019 - borrower called for escrow statement
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1723665042 3        [3] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damage remains         PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    unresolved and no      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was indication covered by  11/XX/2018.  The borrower called in regarding funds wired in amount of $4104.12. The agent confirmed funds
                    insurance sufficient   received and loan reinstated as of 11/XX/2018. The borrower stated waiting for tenants to pay rent and allows
                    to cover repair        the tenants until the first Friday within the month. The borrower stated will make payment via bill pay in amount of $622.49 on 11/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower reported tree damage that occurred on 07/XX/2018. The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4583982265 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1272115819 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  04/XX/2019 Borr called to make a payment iao $4278.06

                                           8/XX/18 Borrower will make web pay tonite  Borrower was unaware of late fee at $534.36.  Borrower advised web never show lates.  Advised web and IVR do not display late fees only installments.  Borrower advised he was driving and cannot continue call.  Call dropped.  Processed pay arrangement: will internest pay $2147.13
                                           8/XX/18.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
1408230684 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
4315738358 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Spoke to borrower on 5/XX/2019 when they called inbound to discuss the general loan status and payment was scheduled.Call transferred to Hazard Dept. A welcome call was completed. The borrower promised to make a payment in the amount of $1129.78 by 03/XX/2019 via Mail.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4064787406 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  On 03/XX/2018 the borrower spoke with an agent and wanted to see why they received a notice showing that they received a partial payment. The agent advised that they have a total amount due of $147.53 to close out the March payment. The agent continued to explain that a letter had been sent out in December explaining the change int he payment. The borrower stated they didn't receive it. The borrower set up the payment for $8074 and the agent provided the confirmation number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9174202624 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to make a payment in the amount of $1993.00
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2011.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2011 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5041484224 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  The borrower called in regarding the claim check from the insurance company for roof repairs.
                                           The call was transferred to claims.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A claim was filed for hail damage that occurred on 06/XX/2017.  Claim funds in the amount of $4440.03 were endorse and released to the borrower on 09/XX/2017 and the claim was closed on
                                           09/XX/2017 due to being non-monitored.
9779604492 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6428836609 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called about account info.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5381439673 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  03/XX/2019.  Welcome call was completed and borrower was provided new loan number.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2018.  The dispute type is Written and the reason is flood dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Written flood dispute received that appears to had been resolved.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2010.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2011 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5263606147 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  06/XX/2019.  Customer called to make sure payment was applied correctly.  Advised customer of NPD.  Sent
                    from mortgagor         customer transaction history.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2019.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower was disputing the misapplication of a payment.  The borrower requested the statement be corrected as well.  The payment was applied to principal instead of the monthly installment.  The borrower confirmed the payment was applied correctly on 06/XX/2019.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to Hurricane XXX on 9/XX/18.  A claim was filed for flood damage that occurred on 10/XX/2018.  The claim was closed on 04/XX/2019 with all funds released and a 100% inspection.
3979868601 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in reference to their loan transfer information. The borrower was provided with that information.  The borrower was also provided with know your options for available assistance.
                                           06/XX/2019 - Borrower called with questions regarding refinance
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to a hurricane noted on
                                           07/XX/2018.  No damages were reported.
7491683654 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  The borrower called in and requested the payment be switched from 5/XX/24 as they had to pay the sewer bill and move their mother into assisted living.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5156975008 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to make payment and see if payment was located from 02/XX/29/XX/10/2010 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9023613716 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 12/XX/2018.  Borrower called in to confirm the payment amount on the account and was advised the servicer was in the process of completing the modification.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2016.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Payment dispute was noted in the account.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. XXX Hurricane XXX
                                           (DR-XXX) declared on 09/XX/2017. No property damages reported. The foreclosure status on this loan appears to have been closed after a loan modification completed on 12/XX/2018.
2329582227 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Welcome call was completed. Borrower stated they were having issues making payment online and there were fees in the amount of $231.60 which borrower stated they were told fees would be removed. Associate assisted borrower in scheduling their payment for 03/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3237355425 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
8428073037 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The last contact was made on 6/XX/2019, in which the borrower had a general account inquiry.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5665614483 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2017.  Spoke with borrower advised total amount due, grace period and due date. Customer called and stated that received a letter advise that XXX sent out check and it was not cashed. Advise check was for .02 and it was mailed on 12/XX/2016.  Customer stated cashed check for .02 and wanted to know amount owed on loan.
                                           Advise principal balance  was $126,146.01 and wanted to know the extra payment of $479.46 was applied.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7485374214 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower claims will pay online
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4837858127 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2016.  The servicer discussed loss drafts related issues with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6960164294 3        [3] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damage remains         PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    unresolved and no      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was indication covered by  06/XX/2019.  The borrower called in regarding the escrow shortage.  The servicer explained the shortage.  The
                    insurance sufficient   servicer advised the payment will change effective 08/XX/2019.  The borrower will pay the shortage over 12
                    to cover repair        months.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  The borrower stated they had roof damage from a wind storm and wanted insurance company information.  There is no indication a claim was filed or repairs completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8758315970 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2019.  The last contact with the borrower was on 03/XX/2019. The borrower rejected the modification.
                    and documented         Borrower is deceased and Executor/XX/25/XX/08/18. No damage reported
3485466251 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called for general loan information. Borrower was advised of escrow shortage.  Borrower stated letter received stating a check had not been cashed. Borrower was advised no disbursements in pay history.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8650950646 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    requested within the   PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to get ach draft document.  Borrower requested payoff.  Borrower upset due to phone payment processing fee.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6832633497 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called about escrow shortage.  Borrower was advised due to increase of taxes or insurance. Borrower asked about removing escrow and was advised eligible to remove escrow.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9101749718 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The last contact was made on 6/XX/2019, in which the borrower scheduled a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2011.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2011 and there is no evidence of reaffirmation.  Converted from Chap 13
                                           #XX-XXXXX 9/XX/2010 to Chap 7
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4206592086 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area due to hurricane XXX 9/XX/17. No damage reported
7237372362 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  The borrower spoke with an agent and spoke about a double payment on the billing statement. The agent reviewed the payment history and determined that the statement was sent before the payment was received.
                                           They advised how to access the self service options and explained to the borrower how to reset the password.
                                           The agent reviewed the total amount due. The borrower stated they would mail in the payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area that was impacted by XXX Wildfires, as noted on 03/XX/2018. The property was not impacted.
5902526396 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower stated had sent the payment to the previous servicer instead and that the reason for default was due to excessive obligations.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 05/XX/2015 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5498347763 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The authorized called to make a payment of $1899.12 and checked on the check disbursement status.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6103469334 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      04/XX/2019.  The borrower called in to inquire about their escrow balance.
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower called on 09/XX/017 to report damages from Hurricane XXX.  Damage was noted to the roof, sidewalk, landscaping, fence, and door. The borrower stated no claim as filed.  The details of the damage and status of repairs were not provided.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
5414464029 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  An authorized third party called in regards to payment difference.  The servicer advised the difference was due to late fees and advised borrower to make regular monthly payments and pay any additional funds when possible in order to chip away at the fees.  The borrower promised to pay $1468.47 by 04/XX/19
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2786161737 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower's spouse received their welcome call and verified their information.  They stated
                                           they could not make the payment today and would need to call back. On 04/XX/2019 the borrower made a payment of 584.37.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8025884396 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  The borrower called in to update insurance information on the account and schedule a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6853468219 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
9032487374 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower requested 1098 tax statement
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area due to hurricane XXX .  No damage reported.
8659200723 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  The borrower advised they make payments by the 11th and confirmed they payment would be made by
                                           10/XX/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4109563299 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   10/XX/2017.  On 10/XX/2017 Borrower was called in reference to payment due. Borrower stated has not received
                    and documented         final documents. Borrower was advised the documents are expected to be delivered on 10/XX/2017. Borrower are to sign the documents and returned with the in the package provided. Borrower was also advised of new payment and other loan information.  Borrower is deceased and Executor/XX/19/2016.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1135947749 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to make a payment in the amount of $720.96
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3743122109 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The customer called in to make a payment of $944.67.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
5417923889 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 12/XX/2018.  Borrower gave verbal authorization to speak to 3rd party.  Servicer advised 3rd party that Nov payment posted 10/XX/18 & Dec posted 11/XX/18.  Next payment due Jan
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2016.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Servicer responded to XXX credit dispute, updated applicable fields to show loan status as of
                                           11/XX/16 (current)
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
1845432398 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower made a payment in amount of $2422.67.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3951625282 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  inbound call from borrower to process payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3926809106 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [1] Mortgagor Deceased 11/XX/2017.  The borrower stated they would make a payment online.  Borrower is deceased and
                    - Executor/Heir exists Executor/XX/15/XX/15/2019 reflects a credit dispute and was resolved on same day.
                    to dispose of          REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    property; identified   FORECLOSURE: No evidence of current foreclosure activity.
                    and documented         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                    [1] Written Dispute -  TITLE ISSUES: There is no evidence of title issues.
                    Servicer responded     PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current within 60 days and no  occupancy status is UTD.
                    further communication  ADDITIONAL INFORMATION: NA
                    from mortgagor
3924539617 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  The borrower called to make August payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4924862848 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2017.  Notes indicate an Authorized Third Party, borrowers spouse, called to get a fax number having a tax bill. The agent advised of the fax number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9391052030 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  03/XX/2019 Borrower called in to give authorization to 3rd party spouse all access to account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2018.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2018 and there is no evidence of reaffirmation.  Bankruptcy discharged
                                           6/XX/18
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4845805331 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Outbound call was placed to collect total amount due, borrower stated that he intends to bring loan current at the end of the forbearance
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3761619763 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The customer called to request their 1098 year end tax form.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5679370852 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in for payment information and agent emailed instructions to borrower
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9950878273 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called in to schedule a payment using speedpay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9582848916 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called in because he had questions about his statement. The agent advised of the escrow, principal balance and late fees.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2013.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 09/XX/2013.  Multi- filling, Filed date 01/XX/2013, case XX-XXXXX, chapter 13 dismissed on 03/XX/2013.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1938099665 1        [1] Damaged Interior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Active insurance claim PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    and funds held by      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    servicer with          04/XX/2019.  The borrower called to confirm policy information.
                    indication of related  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2016.  The dispute type is Verbal and the reason
                    contractor bid         is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is
                    sufficient to cover    closed.  Borrower called in to make a payment
                    repairs                REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                    [1] Verbal Dispute -   BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    Servicer responded and LITIGATION: There is no evidence of litigation on the file.
                    appears issue is       TITLE ISSUES: There is no evidence of title issues.
                    closed                 PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  An insurance claim check was received on 03/XX/2017 in the amount of $2,500. The borrower called on 03/XX/2017 to initiate the claim process for damages occurring on 10/XX/2016; the details of the damages were not provided. The comments on 03/XX/2018 stated the claim was being closed due to its aged status and no response from the borrower. There was no mention of any repairs being completed or any funds being disbursed.  The damage repair amount is estimated at $2,500.00.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6202753777 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  The borrower called and updated financials borrower also states will send in documents for loan modification.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1541790405 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Third party called asking to speak to a specific agent.  That agent was not able to talk but advised other agent to explain to 3rd party that account was due for June payment.  3rd party made promise to pay $364.33 by 07/XX/19
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1690201627 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  Borrower promise to pay $572.47 drafting on 05/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8832958492 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in and inquired on the payment for hazard insurance. The borrower was advised the payment had been disbursed and the insurance company would need to contact the servicer to update the mailing address.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4105225916 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called, logged in to make payment online but had questions about extra going to fees. Agent explained we can accept Apr'19 payment now. Borrower promised to pay $1272.15 by 4/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6352709205 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  The borrower had questions about amounts on billing statement and was advised this is due to coming out before they made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was in a FEMA disaster area due to Hurricane XXX, DR - XXX as noted on
                                           10/XX/17.  There is no damage other than to the yard which was flooded.
3105654290 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6388416442 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   05/XX/2019.  05/XX/2019 XXX called asking when reporting to the credit bureau was done.
                    and documented
                                           The last contact with the borrower was on 03/XX/2019. The borrower made a payment.  Borrower is deceased and
                                           Executor/XX/26/2013.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7810522714 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2017.  05/XX/2017 Spoke with the borrower and the agent went over the account with the borrower.  The borrower had called initially done to a foreclosure letter that had come in the mail.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9346646210 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  On 03/XX/2019, the borrower called in to schedule a payment over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
2521156282 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Inbound call regarding payment scheduling.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2238076501 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2017.  An authorized third party was advised of next payment due and grace period.  The borrower inquired about lowering interest rate and stated they were not interested in mod.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4782627753 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  The borrower scheduled a payment over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9003856352 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in to see if they could sell their home.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4845106409 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 04/XX/2019.  The last contact was made on 4/XX/2019, in which the borrower scheduled a payment.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2016.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Service department cleared up dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5010341982 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  Borrower called about $5000 escrow shortage letter.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2677864626 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Confirmed with the borrower that the ACH will transfer to the new servicer
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3211981416 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower spoke to the servicer about the account and requested a transaction history.  They made a payment and were advised of knowyouroptions.com.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is closed.  Case number, filing date, and discharge/dismissal date are unknown.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
9786542329 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2017.  Borrower called in to make a payment on the account and requested late fee to be waived.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
6216623507 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  11/XX/2018.  Authorized third party called in to inquire about city tax payment and was advised that it was
                    from mortgagor         paid on 12/XX/17.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2017.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower was disputing a duplicate payment and requested a payment be returned.  A response was sent on 06/XX/2017 declining to return the payment due to the payment being reversed for NSF.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5136564263 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to discuss billing statement and to complete updated account information with servicer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5610719424 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2017.  Borrower inquired about payment increase.  Servicer advised payment increased on 5/XX/17 due to step rate on the loan; new payment amount is $3145.23.  Borrower stated mailed check and servicer should receive it in a few days.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1101340305 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower confirmed they had received the final modification documents.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2448638937 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2017.  Borrower was called about payment and was told that XXX no longer accepted debit card payments and provided other options.  Borrower stated would make payment on line at website.  The servicer also advised borrower that tax information was available on the website.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7770996879 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 05/XX/2019.  The borrower spoke with an agent on 03/XX/2019 and stated they wanted to do a credit dispute and do a name change on the account.  The agent assisted the borrower with starting the dispute. The borrower also made a promise to pay $636.93 by 03/XX/08/XX/08/2019 and stated they wanted to file a credit dispute. The agent assisted the borrower with starting the dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6960090476 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 02/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower promised to make payment by 04/XX/19 via bill pay. Borrower was advised that March payment had not been received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3753171484 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2011.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 07/XX/2011.  The proof of claim was filed 07/XX/2011.  Multi bankruptcy filing, case XXXXXXXX; filed in 09/XX/2010 dismissed. Case XX-XXXXX, dismissed 05/XX/2011; case
                                           XX-XXXXX,  chapter 13, filed on 07/XX/2011; On 07/XX/2011 19 bankruptcy case dismissed . Order dismissing case for failure to timely file documents as transmitted to  BNC for service.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8461459946 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  Borrower discussed late charge dispute and total amount due with agent on phone. Borrower understood.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4411960190 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Notes indicate the servicer contacted the borrower and advised of the total amount due. The borrower advised of needing to pay the homeowners insurance and is also waiting for a reimbursement check that will arriving soon. The borrower will be scheduling a payment via Bill Pay for $764.34 effective 8/XX/2018.
                                           The agent advised to the borrower of the importance of making 12 on time payments on this new loan modification loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5622977714 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2016.  Outbound collection call to borrower resulted in them stating they were out of the country and driving therefore not able to continue with the call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4807855736 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to discuss fees on the account and the servicer advised them that they were from late payments in the past year with the previous servicer.  The servcier advised them of
                                           knowyouroptions.com.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2473765079 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower spoke to the servicer and made a payment.  The servicer advised them of
                                           knowyouroptions.com.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6406077080 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      06/XX/2019.  The borrower called in to make a payment.
                    indication covered by  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2018.  The dispute type is Written and the
                    insurance              reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  E-Oscar dispute received from XXX, XXX and XXX on
                    [1] Written Dispute -  09/XX/2018 with no statement from the borrower. Applicable fields were updated showing payment history through
                    Servicer responded     09/XX/2018.
                    within 60 days and no  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    further communication  FORECLOSURE: No evidence of current foreclosure activity.
                    from mortgagor         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           The borrower reported damage that occurred on 09/XX/2017 due to Hurricane XXX.  The borrower noted on
                                           08/XX/2018 filed a claim but has not heard anything from the insurance company.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  The claim was closed on
                                           02/XX/2019.  The damage repair amount is estimated at $10,000.00.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
7126070646 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  On 44/XX/2019, the servicer contacted the borrower to schedule an ACH for May's payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4729892699 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  Borrower called to inform they would be making the total amount due today via the IVR.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2502721677 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to discuss a refinance. The agent advised that his fico was too low for a refinance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4509469153 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in needing assistance to cancel a payment and schedule for 6/XX/2019. The servicer advised there is a payment pending and walk the borrower throug process to cancel and reschedule.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9156800251 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Per commentary dated for 04/XX/2019, borrower called and inquire about transfer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
8506227347 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  Borrower made payment over the phone
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: 9/XX/2017 Hurricane XXX, no damage to property noted
9502537850 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Notes indicate the borrower called regarding a letter received advised the payment was changing and wanted to verify the information The borrower wanted to know if the payment increased due to the insurance increasing. The agent advised that was correct due to the insurance amount changing. The borrower advised there was a claim filed three years ago and now it's taken off.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6085375214 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  Borrower promise to pay $1,800.00 drafting on 09/XX/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6863866852 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 04/XX/2019.  On 4/XX/2019 the Borrower called and accepted a promise to pay $928.09 by 4.16.2019 via the Web.
                                           Borrower asked for a refinance application.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  1/XX/17 Payment draft/nsf fee situation.  Servicer agreed to cover fees.  Resolved.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7117462221 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2017.  The borrower verified their information and was advised of their grace period.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6223322505 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  Borrower contacted wanted mortgage history advised since he is in bankruptcy he is not responsible for the mortgage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8243743127 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 02/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   05/XX/2019.  The customer called to obtain total amount due, including June payment in order to bring account
                    and documented         current.  Servicer discussed all workout  options.  The customer made a promise to pay  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2329353602 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The servicer advised the customer of the forbearance assistance. The customer stated was not affected by the natural disaster.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2013.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2013 and there is no evidence of reaffirmation.  Per comments dated 03/XX/2014, previous chapter 7 bankruptcy was filed on 06/XX/2010 and was discharged on
                                           10/XX/2010.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3451709836 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in to discuss why he could not make a payment in the month of May.  The servicer advised the borrower of a possible repayment plan in June.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2017.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8742573980 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The borrower called with questions about their billing statement.  They made payment after statement generated.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2010.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2017 and there is no evidence of reaffirmation.
                                           Bankruptcy discharged 2/XX/17
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8335362249 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  On 2/XX/2019, the borrower's authorized spouse called in to talk about the reason why the payment that was called in did not post.  The party was advised that the payment was unable to process.  A new payment was processed and the party stated they were struggling but are now back on track.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5723406009 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  The borrower called regarding self service payment options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
3039652649 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called in stating the non-reporting has still continued;she filed bk but that was in
                                           2010 but within the credit reporting it isnt reporting and she is needing to know what is going on regarding that
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1038339798 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Borrower called in to make payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6263776335 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower inquiry in regards to auto payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6972650268 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2018.  The customer verified their occupancy status and contact information on account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6352172927 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  On 5/XX/2019 the borrower called to report a new claim for wind. The servicer set up claim and advised non-monitored procedures and endorsement process. Including inspections process and fees. The servicer provided mailing information and tracking number and sent out claim package. On 5/XX/2019 the borrower call back with additional questions call transferred to hazard claim insurance department. It is not documented what type of damages there are.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7702695308 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called to see why payment went up- advised could be due to escrows but would need to get an escrow rep on the line. Borrower advised at work and would need to call back.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1254235613 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  4/XX/19 The was called  a welcome call was completed the total amount due was discussed including the lenders and late fees
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA
                                           Disaster Area due to Hurricane XXX. No damages were reported. The borrower called on 10/XX/2018 to initiate a claim for water damages caused on 07/XX/2018. A check for $5,870.72 was received on 11/XX/2018. The funds were disbursed on 11/XX/2018 and the claim was closed on 11/XX/2018.
4878886262 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The authorized third party contacted the servicer on 03/XX/2018 to schedule a payment on
                                           03/XX/2019 in the amount of $573.46.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 09/XX/2017 Property is located in a FEMA disaster area due to hurricane XXX. No damages noted.
5555962657 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The borrower contacted the servicer on 11/XX/2018 to schedule a payment on 11/XX/2018 in the amount of $501.56.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6822898160 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   05/XX/2019.  The borrower called in to request to enroll in inach.  Borrower is deceased and Executor/Heir
                    and documented         exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5115281033 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 12/XX/2017.  Called borrower about payment due borrower made the payment.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2016.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Dispute is resolved.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3079848257 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower stated will make payment by  01/XX/2019. On 5/XX/19 the borrower set up a payment for
                                           6/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017; no damages noted. Prior damage claim closed, all funds released, final inspection 100% on file 5/XX/17.
5577621972 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Called in about payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 09/XX/2017 Property is located in a FEMA disaster area due to hurricane XXX.
9220180750 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The customer confirmed their spouse mailed out $2479.23 but could not continue call due to being at work.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4524143283 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  Borrower stated that she fell behind and unable to get true RFD.  Inquired on if we could discuss options to get current.  Borrower stated that she was at work and could not discuss.  Advised that we are open until 8 pm.  Borrower stated that she will call back today in 30 minutes to discuss solution.  Call was mutually disconnected.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2836291269 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  The borrower spoke to the servicer about getting online access reset.  The borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6728090903 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2017.  Borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6689609311 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2019.  The borrower called on 3/XX/19 and general account information was provided.  The Welcome Call
                    and documented         was completed.  Borrower is deceased and Executor/XX/16/2014.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4967951369 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2019.  The borrower called about increase letter received. The agent advised to disregard this was due
                    and documented         to a system error. The borrower promised a payment of $518.06 via the mail by 7/XX/2019.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4979194214 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The authorized 3rd party called to get more information regarding the transfer letter.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to Hurricane XXX 9/XX/17. No damage reported.
1657810575 2        [2]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Active          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    insurance claim but    05/XX/2019.  The borrower called to make payment.  Borrower is deceased and
                    unclear who holds      Executor/XX/04/XX/11/XX/06/XX/28/XX/18/XX/01/XX/10/2017.
                    funds or covered by
                    bid

                    [1] Mortgagor Deceased
                    - Executor/Heir exists
                    to dispose of
                    property; identified
                    and documented
3915970702 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  04/XX/2019.  Borrower advised owner occupied, and confirmed the payment arrangements on 04/XX/26. The agent
                    from mortgagor         assured loan would be caught up when the 04/XX/07/XX/14/XX/04/2018 at which the modification was declined and funds returned to the borrower.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9854488376 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  12/XX/2018.  Spoke with third party states they had family emergency and will make payment soon.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The servicer received a credit dispute for credit bureau.
                                           The servicer updated info as of 6/XX/18.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8213076522 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2016.  The borrower wanted a document showing they are past due so they can submit to obtain funds from
                                           401k.  The borrower stated their hours have been cut and co-borrower is ill and unable to work.  The servicer recommended they pay past due to avoid doing a modification.  The borrower authorized a payment in the amount of $3493.77; dated 12/XX/2016 and $1095.13; effective 12/XX/2016.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8520425937 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Borrower made payment on phone with agent and asked that online communication be initiated on account via email.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1187423069 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5838747245 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2988937965 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Last contact with the borrower they had a mortgage Insurance Inquiry. Borrower promise to pay on
                                           07/XX/2019 via IVR.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1895766312 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Borrower called because she made a big payment to catch the loan up and her statement shows the funds in holding.  Servicer advised account is current, asked borrower if interested in active trial offer.
                                           Borrower declined due to account current
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3169053602 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in to make a payment in the amount of $1,309.15.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1165743738 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower called in to see about payment options available to use with cash; RFD was curtailment of income.  Servicer advised borrower of options including forbearance and possible liquidation.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9319317091 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      02/XX/2019.  The borrower called in to inquire about making the escrow shortage payment for less than is due indication covered by  leaving a shortage but reducing the new monthly payment. Borrower was advised to either mail the full shortage
                    insurance              overnight or wait until loan transfers to the new servicer. Borrower stated they would sent overnight. Service rep provided the mailing address.
                    [2]                    EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    Damaged/Occupied/FEMA  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    Zone - Active          FORECLOSURE: No evidence of current foreclosure activity.
                    insurance claim but    BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    unclear who holds      LITIGATION: There is no evidence of litigation on the file.
                    funds or covered by    TITLE ISSUES: There is no evidence of title issues.
                    bid                    PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  A claim was filed for water damage the occurred on 11/XX/2016.  The claim amount was noted as $32847.65.  The commentary dated 09/XX/2018 states the insurance company noted the claim was in litigation.  The claim was approved for self repair on 10/XX/2018.  Claim funds in the amount of $18000 were sent to the borrower on 10/XX/2018.  The claim is pending the 90% inspection to close the claim.  The borrower noted on 01/XX/2019 will call when ready for inspection.  The borrower noted damage due to Hurricane XXX on 11/XX/2017 stating a cracked wall but no claim was filed.  The damage repair amount is estimated at $32,847.65.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
7431663912 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower made a promise to pay $1,156.68 drafting on 12/XX/2018.  The borrower is in the process of changing insurance companies and wanted to know if the servicer had paid the previous insurance bill.  The servicer advised they have paid the insurance on 12/XX/2018.  The servicer transferred the call to the insurance department.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4409734515 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2018.  Borrower called in to inquire about escrow shortage and was advised it had been spread over the
                    and documented         next 36 installments.  Borrower is deceased and Executor/XX/02/2010 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9019645954 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2017.  06/XX/2017 outbound collection call, advised borrower of total amount due $1256.88, borrower stated property is non owner occupied, and declined payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
6484876851 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  The borrower called regarding an escrow refund. The borrower was advised that a refund in the amount of $1293.75 was sent in June.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6551813287 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  On 03/XX/2019 Borrower called to request to cancel Mortgage Insurance. The mortgage Insurance request was reviewed and Borrower is not eligible for cancellation at this time. Borrower was advised of
                                           Investor path. Borrower was also provided with know your options for available assistance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4111509423 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2017.  Authorized third party called to check status of modification and was advised of trial offer mailed on 2/XX/17 with payments of $942.53 starting March 2017 thru May 2017. Agent then advised of foreclosure status with sale date of 4/XX/17 and how that would be placed on hold while in review for loss mitigation.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3497278554 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to get help with online access.  The borrower made a payment.  The servicer went over knowyouroptions.com.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8528740925 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called to make the escrow shortage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7334860517 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  On 6/XX/2019, the borrower called in to inquire about an enhanced release program.  The borrower was advised that program was through Freddie Mac and their loan is a FNMA loan.  They discussed modifications and also how to accelerate by making principal payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4432107768 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower made one payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7346936440 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 07/XX/2017.  Borrower called in regarding changing insurance on account and requesting refund for old insurance.  Borrower said she was calling back with daughter to set up future payments.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2017.  The dispute type is Verbal and the reason is escrow dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputed payment increase and was advised it was due to tax increase. Borrower stated the homeowners insurance was paid late. The case was escalated for resolution.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
9976144655 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2016.  09/XX/2016 outbound call, advised borrower of total amount due, advised borrower of total amount due $2256.27 DATE: 9/XX/2016
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3947466121 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in regarding 1098 forms request. Agent provided welcome call with regards to loan transfer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6327066197 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called to schedule their February payment via speed pay. On 10/XX/2018 borrower called to check the status of the account and was advised loan is current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
4703109689 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to make a payment, but didn't want to pay the late fee.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8683375419 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4280667529 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The Borrower called to make a payment in the amount of $783.84.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3842398027 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is performing under plan.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5841031489 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Spoke with borrower and a welcome call was completed advised total amount due of 3184.26  The borrower made a payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1923622904 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  On 12/XX/2017, the borrower spoke with an agent and wanted to make a payment. The borrower was later with making a payment due to thinking the payments were automatically drafted each month. The agent set up the payment for $1074.93 for 12/XX/15/XX/07/2017. There were no damages.
2247097066 1        [1]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Active          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    insurance claim and    11/XX/2018.  The borrower called in to see when the next claim check is to be sent out.  The borrower was funds held by servicer advised the check already went out.
                    with indication of     EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    related contractor bid REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    sufficient to cover    FORECLOSURE: No evidence of current foreclosure activity.
                    repairs                BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                                           A claim was filed for hurricane damage that occurred on 09/XX/2017.  The claim is classified as monitored and is a settlement.  Claim funds in the amount of $68341.33 were received on 05/XX/2018.  The initial draw was released on 05/XX/2018.  A 90% inspection was noted on 11/XX/2018. Additional funds were released on
                                           11/XX/2018. The claim is pending the final inspection as of 03/XX/2019.  The damage repair amount is estimated at $92,874.74.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
6725910710 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2017.  Borrower called to see about refinance but was advised that they need to reach out to another institution to refinance the loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
1750567589 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 03/XX/2019.  On 3/XX/2019 Borrower called in to complain about what was reported to the credit bureaus.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2019.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  On 3/XX/2019 Borrower called in about what was being reported on the credit report. Servicer explained the 60-day grace period and offered to set up automatic payments.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A claim was filed prior to the review period. The notes on 06/XX/2018 stated an inspection was received showing 100% of repairs were completed. The comments on 06/XX/2018 stated all funds were released and the claim was closed.
1008064102 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  04/XX/2019.  On 04/XX/2019 the borrower advised servicer to expect a payment on the 12th of April; it has been
                    from mortgagor         set up via billpay
                                           On 03/XX/2019, the borrower called in to verify if the autopay had transferred over from previous servicer.
                                           The agent advised that as of yet, it hadn't, but it should be soon.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The dispute shows that the account was reaffirmed and the
                                           Chapter 13 - loan was current at time of filing. The CBR was updated to show payment history through
                                           02/XX/2016 - 02/XX/22/2015.  The case number XX-XXXXXX
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2428999076 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  On 4/XX/2019, the authorized party called in to update account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
6067102230 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Per commentary dated for 05/XX/2019, borrower called in to set up payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9686380129 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   06/XX/2018.  The borrower stated they are going through a hardship and could not commit to pay.  Borrower is
                    and documented         deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3447964765 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The borrower called to have family member added to the note.  Borrower was advised to speak to the County or attorney for assistance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9575679764 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3097471462 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to schedule a payment for $2,896.80 by 6/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3301532989 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  03/XX/2018 - Borrower called - verified account information - calling to confirm receipt of payment and processed another payment in the amount of $2099.16
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9252735617 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower promise to pay $2,082.15 drafting on 120/XX/2018.
                                           05/XX/2019 - Borrower called with a promise to pay
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4089257764 1        [1] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Active insurance claim PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    and funds held by      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    servicer with          04/XX/2019.  Borrower called to see if servicer paid taxes.
                    indication of related  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    contractor bid         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    sufficient to cover    FORECLOSURE: No evidence of current foreclosure activity.
                    repairs                BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  An insurance claim check was received on 03/XX/2018 in the amount of $22,848.62. The claim was reported on 03/XX/2018 for wind damages caused on 09/XX/2017. The claim was classified as partially monitored. An authorized third party was advised on 03/XX/2018 of the documents needed to proceed with the claim. Multiple attempts were since made in efforts to obtain the required documents for the claim. After the service transfer, the claim was classified as enhanced endorse and release on 03/XX/2019. There was no evidence of any funds being disbursed or any repairs being completed.  The damage repair amount is estimated at $22,848.62.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3549402351 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 03/XX/2019.  On 03/XX/2019, the borrower called with general questions and was provided with the welcome call information.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2017.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower called in to dispute the credit bureau reporting and was advised how to send a written dispute, but it doesn't appear that the borrower sent a written dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8638818420 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  11/XX/2018.  The borrower spoke with an agent and reviewed the total amount due of $1118.75 for
                    from mortgagor         12/XX/07/XX/14/2017. There were damages to the home, which have been repaired.
6622616165 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to make a payment on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3778323807 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to make a payment and go over general information.  The borrower discussed escrows and PMI removal.  The servicer advised them of knowyouroptions.com.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to Hurricane XXX on 9/XX/18 (DR-XXX).
                                           There is no damage to the property indicated.
5128037167 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called wanting to know why they were charged a $14.00 processing fee when they made the payment over the automated system. The agent advised the borrower same states require the fee and some states don't. Borrower requested the fee to waived and the agent gave borrower other payment options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2756734896 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
4490508116 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in and stated that she wanted to know the terms of her loan and was advised the terms are going to stay the same
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7630848623 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called in due to recent transfer and had payment drafted on the online website and shows in the bank account that it's cleared, but not reflecting on the account. The representative advised that with the code, that not able to post any payments until it's lifted and expecting for that to be at some point today or over the weekend and to keep an eye on web account. The representative also went over the welcome information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4723816360 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called about the significant increase in the monthly payment. The borrower was advised that the cause was due to a force placed insurance. The borrower stated wanted to speak to someone about lowering the rate due to living on a fixed/XX/02/XX/24/2015 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3730029603 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to discuss late fees.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7401885019 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  On 6/XX/2019 the Borrower called regarding a duplicate payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6549645451 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  The borrower wants number removed, cant receive calls at work
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
4542912782 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to schedule a payment in the amount of $1298.16 by 06/XX/2019, also had questions about the insurance cancellation letter he received, the call was transferred for further assistance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2779963400 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  The borrower authorized a payment in the amount of $109.25.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6286006500 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Talked to customer borrower wanted a copy of there 1098 resent and provided went on to complete the welcome call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3056684259 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower called to see if tax bill was received and updated with the 2018 tax amount.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2873106365 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in to schedule a payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8773623016 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  07/XX/2018.  The borrower called to get 1098 and escrow information for 2017 sent to them.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The servicer noted a credit dispute that was received.
                                           This was resolved by updating account information as of 9/XX/17.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2024477444 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5709996725 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower promised to pay $1200.25 via mail
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1840220214 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  Borrower called in to make payment and wanted late fees waived. Servicer put in a task to see if late fees could be waived.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2015188316 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  the borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8080540057 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower called to find out why the payment had increased.  Agent advised it was because of increase in escrows and offered to assist with making the payment.  Borrower declined.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6512176830 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    [3] Title Issue -:     03/XX/2019.  The borrower scheduled a payment and discussed the service transfer.
                    Senior Liens           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is evidence of title issues with the property.  There are two prior mortgages clouding title per comments dated 02/XX/2018. The first mortgage was dated 01/XX/2001 in the amount of $141,998.00 and a second prior mortgage dated 09/XX/2005 in the amount of $201,000. A title claim is the recommended curative action per notes dated 02/XX/2018. No title work was pursued as the loan was reinstated in 02/2018.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9840426848 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 01/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower stated that they were interested in a bi-weekly payment plan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8094956214 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to new servicer to make sure ACH still setup on account. Agent advised that it is for the 15th.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6555355259 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  Borrower called to make payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5620019318 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4404125904 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  Borrower called in regarding payment dispute from prior servicer. Agent advised to send in request and would look into issue.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4378551200 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called demographics verified.  Know you options site counseled.  The borrower provided an updated telephone number for work
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3477262717 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  01/XX/2018.  Borrower called to adjust their scheduled payment out for later in the month due to car repairs
                    from mortgagor         and payment was adjusted to 01/XX/2018.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A credit dispute was received from the borrower as of
                                           08/XX/2017 due citing incorrect information was reported. The borrower stated the account had been current for some time. A response was issued on 08/XX/2017 showing the loan status as current and payment history was provided through 07/2017. There was no further mention of a dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7278485940 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1338723586 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  The borrower was contacted to see if they were affected by the natural disaster.  Advised they were affected but not interested in forbearance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area due to Hurricane XXX noted on
                                           9/XX/2017.
7454257772 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   04/XX/2018.  IVR authenticated party called in to make a payment.  Borrower is deceased and Executor/Heir
                    and documented         exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7834141244 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2019.  Authorized third party called in to request payment for insurance premium.  Borrower is deceased
                    and documented         and Executor/XX/01/XX/17/XX/ bad check fees on the account.  The dispute appears resolved as no further communication was cited.
                    [1] Verbal Dispute -   REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    Servicer responded and FORECLOSURE: No evidence of current foreclosure activity.
                    appears issue is       BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    closed                 LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2633465641 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2017.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8068163201 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  The borrower called to have the on-line website unlocked.  The borrower made a payment in the amount of $515.66.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2816292731 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  On 1/XX/2018, the borrower called in with a payment inquiry.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6009235803 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4826907724 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  11/XX/18  Spoke with borrower, borrower called in stating they went out of town. Borrower wanted to confirm that payment was received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7864342981 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower wanted to know if he can defer a payment at the end of the loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9606699214 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2017.  Borrower called and stated she has funds to make a payment to avoid a late charge or negative impact on her credit.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6143034836 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The borrower stated that they mailed the payment on 11/XX/18.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4080021497 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2017.  The customer called for their 1098 tax form. Rep confirmed they should receive within 5-7 days.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6142932321 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  Comments show contact with borrower regarding auto draft setup. Borrower advised they have sent form several times but they have not been able to setup auto draft.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7260321994 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 03/XX/2019.  The borrower promised a payment for $1792.67 by mail.  The servicer is researching a missing payment borrower stated was sent to the prior servicer.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower has stated that December  payment made to prior servicer has not been credited.  Servicer is
                                           currently reviewing.   Prior dispute was ion 03/XX/2017 when borrower  stated had made a payment for November and had proof of payment. Servicer asked that proof be sent; no indication that proof was received and account was brought current in July 2017.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2010.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2010 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3376162722 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  The borrower called in and advised they'd be sending in a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1196198512 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2017.  The borrower was advised of total amount due.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1660141576 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           07/XX/2018.  3/XX/19  Un-auth 3rd P called advised would need auth before discussing.  7/XX/18 Borrower called about pmt that had not cleared account.  Confirmed payment.  8/XX/17 Borrower advised marriage cert received, name change to process.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9922489739 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The customer scheduled a payment and was counselled on self service options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9160628416 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  On 09/XX/2018, the borrower spoke with an agent and inquired on their payment. The agent advised of the total amount due of $80.74 and the next payment due of $8458.47 due 10/XX/2018. The borrower wanted to know why the account was showing current and that they normally mail their payment out every month. The agent explained that it was possible that due to the weather conditions that the postage was delayed this month. The borrower did set up two payments with the agent  and provided the confXXXtion numbers.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area that was impacted by Hurricane XXX, DR
                                           - XXX, as noted on 09/XX/2017. There were no damages reported.
8110626641 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower was contacted regarding making a payment and stated that they could not continue with the call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
                                           ADDITIONAL INFORMATION: NA
3442321627 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2018.  The borrower verified their information and made a payment of $1,600.00 over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
4933094714 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower promise to pay $464.23 by 04/XX/2019 via the Web.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4497444404 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Welcome made by new servicer when the borrower called inbound and reviewed loan with customer and advised on website registration and asked for paper billing
                                           05/XX/2019 - borrower called to make a payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2012.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2012 and there is no evidence of reaffirmation.  Bankruptcy discharged
                                           6/XX/2012
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property is located in a wildfire natural disaster area but according to the notes the home was not damaged but had other issues and a claim was submitted and appears to have been settled and no further discussion regarding the property
2801699050 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  Borrower called in due to receiving letter advising of payment increasing, agent explained that payment increased due to the step rate effective March 2018. Borrower wanted to know if payment would increase any more, agent advised that it will not increase once it reaches 3.5%
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5195283331 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1739885465 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in and advised that the mailing address was incorrect on the account. The borrower was asked to send in a statement confirming that they are not represented by an Attorney before the address could be updated.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1384108132 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called to make payment in the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
5112783277 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  An Authorized third party (realtor) called in asking for general information about the loan.
                                           Authorization was provided by the borrower on 03/XX/2019.  The third party was awarded to be the trustee on the account by the court.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7607111512 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7692988148 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower spouse called to confirm payment address
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1898900165 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4159506591 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2017.  The borrower called in for the mortgage interest statement for 2016.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1194894520 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Last contact with the borrower processed speed payment in the amount of $2025.25 for 02/XX/2019.
                                           Borrower was advised of the processing fee. Discussed modification  back in 2017 with the borrower. Borrower was advised can pursue as long as still past due.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3308812361 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8146376195 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  inbound call from borrower to inquire that welcome letter has not been received yet. Advise borrower that it it is sent 15 days after loan being boarded
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to hurricane XXX 9/XX/17. No damage reported
9176997786 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  The borrower spoke to the servicer about their account status and amount due.  The borrower stated they could not make payment with last rep and was advised this was because the borrower would not confirm their banking information.  The borrower wants to make a payment online or via IVR.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2018274268 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower spoke to the servicer and made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2744671425 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called to obtain the new loan number. Welcome call completed with borrower on
                                           03/XX/2019. Call received fromborrower was disconnected once presented to associate. Comment dated 02/XX/2019 with borrower calling regarding letter about the new servicer. On 02/XX/2019 borrower stated they thought their payment would go down since the paid the shortage. Associate advised of the interest rate change on
                                           07/XX/2019. Comment dated 12/XX/2018 borrower wanted to know more about private mortgage insurance. Associate explained it is the annual letter and can be removed when 20% of the loan value is paid.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6227728533 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The customer called in to make a payment arrangement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7609214666 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  inbound call from borrower requesting copy of 1098 Form
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8911415272 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in about a duplicate payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5399000686 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Customer called to check on a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: NA
3021032651 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called with questions regarding payments and general account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Commentary dated 09/XX/2017 reflects that the property was located in a FEMA natural disaster area due to Hurricane XXX.  No property damage was cited.
7322546575 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Borrower 1 called to let servicer know that he will be making a payment in a couple of days.
                                           Servicer advised borrower of total amount due of $584.38.  RFD is unemployment; made promise to pay $517.12 pm
                                           11/XX/18
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5461167313 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                            06/30/2019
                    Bankruptcy             PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower scheduled a payment for $2,190.84.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is marital difficulties.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 09/XX/2013.  The chapter, case number XX-XXXXXX  Previous
                                           Chapter 13 bankruptcies: case # XX-XXXXX filed on 06/XX/2008 was dismissed on 10/XX/2008 and case #XX-XXXXX filed 04/XX/2009 dismissed on 10/XX/2009.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8832878117 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   02/XX/2019.  Borrower stated reason for delinquency was excessive obligations.  Servicer advised could set
                    and documented         borrower up for repayment plan; 4 months @$836.89 (Feb-May 2019), 1 month @$743.13 June 2019.  Servicer processed first payment of $836.89  Borrower is deceased and Executor/Heir exists to dispose of property;
                                           identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7683731645 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower inquired on payment and was advised of it being posted on 04/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8169527886 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2016.  On 12/XX/2016, the borrower spoke with an agent and stated that they had mailed in a money order and it had been signed for when it was received it at the servicer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6636086369 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called to make scheduled payment  for 06/XX/2019.  No attempted contact during scope.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8002278922 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The customer called in regarding their PMI removal. The rep advised to send a written request in to have it removed from the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6218347605 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  (02/XX/19)Borrower called to make a phone payment.

                                           On 06/XX/19 The borrower promised to pay $2752.22 by 7/XX/19 via IVR. The borrower was also assisted with registering the account
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5503951745 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  Borrower was advised of the 6 month repayment plan. Borrower scheduled to pay 3 payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6348087629 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower contacted the servicer on 03/XX/2019 to update the phone number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1514426579 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    requested within the   PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in to inquire if their most recent payment had been applied to their account.
                    [1] Written Dispute -  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2017.  The dispute type is Written and the
                    Servicer responded     reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 within 60 days and no  days and no further communication from mortgagor.  01/XX/2017 Commentary states Credit Report dispute.
                    further communication  03/XX/2017 Commentary shows Credit reporting was reviewed and applicable fields updated to show current loan
                    from mortgagor         status.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4408453836 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 02/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9220716376 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Outbound call to collect payment, which borrower agreed to make.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1316993552 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded and PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    closed                 04/XX/2019.  The borrower called in concrened about the total amount due to bring the account current. The agent advised the customer that the late fees got transferred over from SETERUS. The customer is requesting for late fees from the previous servicer to be waived since SETERUS misapplied a payment and he got charged a late fee. Customer had sent in a payment on memorial  day 2018 however the bank processed the payment after memorial day. The manager approved the request to waive the late fees.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2019.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower called in concrened about the total amount due to bring the account current. The agent advised the customer that the late fees got transferred over from SETERUS. The customer is requesting for late fees from the previous servicer to be waived since SETERUS misapplied a payment and he got charged a late fee.
                                           Customer had sent in a payment on memorial  day 2018 however the bank processed the payment after memorial day. The manager approved the request to waive the late fees.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6583541552 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  Comments show borrower called asking questions about insurance information. Servicer provided information required by borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1296395338 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to promise a payment of $1636.98 via the website by 6/XX/2019 and discuss the escrow account. The welcome call was also completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2009.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2014 and there is no evidence of reaffirmation.  9/XX/15
                                           Bankruptcy was discharged 12/XX/14
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2324469588 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5902413883 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower called and made payment in the amount of $450.44.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017; no evidence of damages.
1021748695 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3950000440 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  The borrower called in for access to the online account.  The password was reset.  The borrower will make a payment online today and was advised if the upcoming payment change due to the recent escrow analysis.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8216390747 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2019.  On 03/XX/2019 Borrower called to inquire about payment information. Borrower stated spouse passed
                    and documented         away and payments are always 29 days late. Borrower was advised of 15 days grace period. Borrower was also advised of free payment options. Borrower was provided with know your options for available assistance.
                                           Borrower is deceased and Executor/XX/01/2009.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
5670976887 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called to make payment on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1514912892 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  inboudn call from borrower to advise that borrower is no longer in bankruptcy, and also wanted to get online access.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2013.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2018 and there is no evidence of reaffirmation.  Chapter 13 BK filed
                                           03/XX/2018 (no poc filed date)
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9068643144 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called and made a payment of $750.26 via web.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3427474863 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to confirm that their payment was received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2881294922 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  The borrower contacted the servicer on 09/XX/2018 to schedule a payment for 09/XX/2018 in the amount of $716.01.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7418135612 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: There were no contact attempts and no contact with the borrower in the review period.
3026613328 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The borrower scheduled a payment in the amount of $1697.16.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5236004213 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The customer called in to make a payment and was counselled on the know your options site.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2011.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2011 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5612138527 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  Comments show contact with borrower regarding loan status and payments. Payment processed during call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6208638382 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Per commentary dated for 04/XX/2019,  borrower advised payment was scheduled last night and did not have time to talk and hung up.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2010.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2015 and there is no evidence of reaffirmation.  The proof of claim was filed 11/XX/2010.  A motion for relief was filed 04/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5975744430 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  Borrower called in to set up payment. Servicer advised payments due on the 1st  and that there is a 15 day grace period. Servicer updated financials and offered repayment plan. Borrower will get caught up without the repayment plan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6728356679 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called to make payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: NA
3130596659 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Notes indicate that an Authorized Third Party called to schedule a SpeedPay payment for $861.00 effective 2/XX/2019. The agent emailed the borrower the payment confirmation number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2014.  The chapter is
                                           Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2015 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5204944331 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The customer called stating two payments were made on the account. The rep instructed borrower to send letter stating funds will not be returned NSF.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Notation on 09/XX/2017 reflects the subject property is located in FEMA disaster area for Hurricane XXX (DR-XXX). No damages were reported.
5480088647 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The authorized third party contacted servicer (borrower's adult child) to have a prior payment of
                                           $136.58 re-posted to the escrow account from principal curtailment. The caller also updated the email address on account. Servicer processed tasks as requested with no further questions or concerns at this time.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1193686621 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2017.  Borrower advised that a money order has been issued.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5977512512 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           10/XX/2018.  The servicer informed the borrower on 10/XX/2018 that the payment change is due to a decrease in the escrow to be paid.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2001967069 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  A welcome call was completed. The borrower promised to make a payment in the amount of $2041.52 by 04/XX/2019 via Web.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6629014037 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  03/XX/2019.  On 03/XX/2019, the borrower spoke with an agent and  the welcome call was completed and all
                    from mortgagor         contact information was updated.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2016.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The CBR dispute was received and responded to in order to verify all dates to ensure the status dates as of that day were showing current through 08/2016.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2182759848 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower contacted the servicer  to schedule a payment on 03/XX/2019 in the amount of
                                           $1,604.63.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2013.  The chapter is
                                           Chapter 13.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 08/XX/2013.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9608812259 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A FEMA disaster was noted on 9/XX/17 due to Hurricane XXX.  No damages were noted.
5348201755 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2018.  Outbound call was placed to collect on past due balance, borrower promised to payp $593.46 by
                                           12-3-18.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3807724433 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 02/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower verified their information and stated they had a financial hardship.  They discussed assistance due to the government shutdown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9491060399 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Borrower called in to make a payment over the phone with agent.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2013.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.
                                           The bankruptcy was discharged on 01/XX/2014 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8948174736 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The authorized third party called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4855856902 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2017.  The borrower called wanting to know the status of the Modification due to receiving a denial
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6960827109 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in and requested to be removed from paperless billing. A promise to pay was made for 06/XX/2019 via the website.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A claim was filed for hail damage that occurred on 08/XX/2016.  The claim was closed on 10/XX/2017 with all funds released and a 100% inspection noted on 07/XX/2017.
5779169043 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  08/XX/2018.  Borrower called in and made a payment of $374.83.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2016.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A credit bureau dispute was received on 05/XX/2016 regarding the account being reported 120 days late.  The borrower was disputing the late report due to servicer making an error with the modification paperwork.  The account was updated showing 90 days past due and a new payment history was provided.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 04/XX/2012.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A claim was filed for fire damage that occurred on 03/XX/2016.  Claim funds were endorse and released to the borrower and additional checks were cashed by the borrower. The claim was closed with all funds released and copies of the cashed checks on 07/XX/2017 due to the claim being less than $10000.
5463228618 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: A partially monitored insurance claim was filed for windstorm damage per notes dated
                                           10/XX/2017.  The homeowner cancelled the insurance claim on 10/XX/2017 since the completed repairs cost below the deductible of $1,000.00.  The claim was closed on 10/XX/2017.
8072792678 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Borrower called to make a phone payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: NA
1234036258 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower stated will make payment by 04/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4608661484 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4795201628 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6642251478 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called in regarding the payment increase.  The servicer advised the increase is due to Tax/Insurance increase.  The servicer advised the borrower to shop for cheaper insurance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6747545866 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower contacted the servicer to schedule a payment in the amount of $1,574.66.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9200569315 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   09/XX/2017.  Unauthorized 3rd party scheduled a payment by phone.  Borrower is deceased and Executor/Heir
                    and documented         exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9560961031 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The borrower advised made payment online, then call dropped.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to Hurricane XXX on 9/XX/17 (DR-XXX).
                                           There is no damage to the property indicated.
2547675168 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower called in to confirm that payment posted to account
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8808106877 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  The borrower called in noting family illness and stated was out of work for three or four months.
                                           The borrower is trying to catch up and called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A claim was filed for water damage that occurred on 12/XX/2014. Claim funds in the amount of $1203.09 were endorse and released to the borrower on 06/XX/2016 and the claim was closed on
                                           06/XX/2016 due to being non-monitored.
6156250965 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2824337892 3        [3] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damage remains         PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    unresolved and no      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was indication covered by  04/XX/2018.  The borrower spoke to the servicer and made a payment.  The borrower wanted a copy of their deed
                    insurance sufficient   and the servicer advised they could send copy of the mortgage but do no have the deed.
                    to cover repair        EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  The borrower noted wind damage that occurred on 03/XX/2018.  The borrower noted on 09/XX/2018 that the repairs were under
                                           $5000 and had been completed.  The borrower stated was unaware of any of the claim information.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  The damage repair amount is estimated at $5,851.30.  Property repair is in process.  The property condition is
                                           UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7275980543 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Servicer called borrower to discuss account status and provide options to avoid foreclosure.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6219881108 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Inbound: The borrower requested to have transaction nineteen and twenty from 05/XX/2019 in the amount of $1545.00. The borrower was advised 24 to 72 hours to process. The borrower also requested to have late fee from transaction 22 from 06/XX/2019 in the amount of $59.44 due to the payment being misapplied. The borrower was advised of thirty days to process. The borrower wanted to know what the 7/XX/02/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5638499937 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower completed payment by phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1310530768 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Called borr regarding payment.  Borr stated the payment would be paid before the end of the grace period.

                                           The borrower called to make a payment and to discuss transfer information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7737246315 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  04/XX/2019.  The borrower wanted to know if they could set up bi-weekly payments.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Dispute received from credit bureau and resolved with account updated to 3/XX/18.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2012.  The chapter is
                                           Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2013 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7447700269 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in to see if there is a decision on the recast.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1825196777 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower contacted service to make a payment of $100.00 on account. Servicer processed payment and provided borrower with confXXXtion number. The servicer also offered paperless billing; borrower declined. No further questions or concerns.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property located in a FEMA disaster area due to hurricane XXX 9/XX/17. No damage reported
6152729914 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2018.  Borrower called about insurance check received and was advised that it was escrow refund check.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3735522311 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called to discuss fees. he gent provided the information. The borrower then promised a payment of $767.63 via the website by 6/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8103222497 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  The borrower called to schedule payments for 05/XX/2019 and 06/XX/2019 for $1737.28 and to discuss escrow shortage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3021361147 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  The borrower called in to discuss their late fees.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2016 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4210366340 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  Borrower scheduled a payment by phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2573441117 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    unresolved and no      05/XX/2019.  On 5/XX/2019 Borrower called to find out why the payment amount was higher.
                    indication covered by  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2019.  The dispute type is Written and the
                    insurance              reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower submitted a credit bureau dispute regarding a
                    [2] Payoff has been    statement.  The applicable fields were updated and payment history was provided.
                    requested within the   REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    last 60 days           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    [1] Written Dispute -  LITIGATION: There is no evidence of litigation on the file.
                    Servicer responded     TITLE ISSUES: There is no evidence of title issues.
                    within 60 days and no  PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.
                    further communication  The borrower reported property damage on 09/XX/2017 due to Hurricane XXX.  Damage was noted to the patio and
                    from mortgagor         there was some structural damage.  The borrower stated a claim was filed.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
4482558704 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           08/XX/2018.  On 08/XX/2018, the borrower called to request assistance with online access.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9653916505 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Customer called 04/XX/2019, and stated that the may statement has not been received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2308070773 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2017.  The borrower called on 5/XX/17 to advise that the last three payments were sent back to the bank.
                                           The representative advised that only one payment was missing.  The borrower needed all of the funds back to reinstate the loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4501006038 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called to make payment on account. Borrower stated was confused by servicing transfer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6513890348 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2017.  Comments show contact with borrower regarding loan status and payments. Servicer spoke with wife who status couldn't setup promise to pay without speaking with husband first.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3197120480 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2018.  Borrower wanted to verify that servicer received mod docs.  Servicer confirmed and verified loan successfully modified.  Borrower agreed to securing July payment and setting up auto-pay for August.  Borrower made payment in the amount of $2332.14
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Commentary dated 02/XX/2018 reflects that the subject property is located in a FEMA disaster area.  No damage was reported.
9042607864 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower called to make a payment in the amount of $875.38 scheduled 05/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6791410059 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2017.  On 6/XX/2019, the servicer contacted the borrower, at which time the borrower requested a Spanish speaking agent.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5687564106 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower made promise to pay $2110.67 by 3/XX/19; inquired how to set up ACH.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4169609667 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  The customer called regarding their goodbye letter and wanted to bring account current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8967581895 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   01/XX/2017.  01/XX/2017 inbound call spoke with non authorized 3rd party, advised death of borrower advised
                    and documented         non authorized 3 party to send in authorization, advised of probate,  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7176654671 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2018.  Borrower informed reason why she is receiving calls is due to fact that the Hamp re-amortization.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1226264835 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   12/XX/2017.  Called the borrower advised need mod docs back and fully executed and needs to prepare to make
                    and documented         first mod payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4254726704 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The customer made a payment of $3629.32 and was counselled on the know your options site.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9951358026 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was further communication  06/XX/2019.  The borrower called to schedule a payment of $968.65.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Commentary dated 2/XX/19 ACDV responded to Equifax/XX/hers first/XX/8/XX/2019
                                           ch13 bk:XX-XXXXX:discharged 3/XX/18**Borrower documents provided
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2013.  The chapter is
                                           Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
4009953725 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower inquired about a phone received and was advised it was to remind of payment due.
                                           Borrower stated the payment was sent via regular mail.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
3370301422 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The customer made a payment of $551.21 and verify their auto pay status.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1579408445 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  Borrower scheduled a payment by phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6724547117 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower discussed refinance options along with third party on the line. Borrower also discussed billing statement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4609423761 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           02/XX/2019.  Customer made a payment and paid a late fee borrower disputes the late fee from 10/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2403506407 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  An authorized third party called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA disaster area on 9/XX/2017 due to Hurricane XXX.
                                           The loan was modified prior to the review period.
9546118964 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: NA
4235475344 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  An authorized third party called in for payment information and was advised. A promise to pay was made for $675.08 by 06/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4850474261 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2017.  Spoke with borrower, borrower advised that she place payment in the mail iao $1379.56
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
6866376757 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2019.  The borrower called to discuss NSF fee and make a payment.  The servicer advised them of
                                           knowyouroptions.com.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8968508519 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5686950810 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The authorized third party received their welcome call and verified their information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9167942731 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           11/XX/2017.  Borrower called to inquire about the forbearance. The borrower was approved on a 6 month forbearance plan that suspends the payments.  At the end of the 6 months the loan needs to be reinstated or they should apply for additional loss mitigation options such as a modification or a repayment plan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A FEMA disaster was noted on 9/XX/17 due to Hurricane XXX.  A forbearance plan was approved.
2065469905 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2018.  The borrower verified their information and inquired about a recent payment increase.  They were advised it was due to an increase in their escrow payment.  They also wanted to remain on disaster forbearance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to Hurricane XXX noted on
                                           09/XX/207.  No damages were reported.
4096185781 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2019.  Borrower called in to make a payment in the amount of $2060.
                                           04/XX/2019 - Borrower called for general account information
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2013.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7750146753 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower spoke to the servicer about welcome call information and made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9981227862 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  On 03/XX/2019, the borrower spoke with an agent and set up their payment in the amount of
                                           $1939.68. The agent processed the payment and provided the confirmation number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8560535656 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  Borrower calling  to inquire about year end tax statement
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
5373054007 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  06/XX/2019 outbound collection call advised borrower total amount due, reason for default curtailment of income. borrower scheduled payment $728.04

                                           The borrower verified their information and was advised of the total amount due.  They also discussed their loan transfer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
1624364866 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           03/XX/2019.  The borrower verified their information and requested their 1098 and 1099 and were advised it can take 30 to 45 days for all of those documents to transfer to the new servicer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to Hurricane XXX noted on
                                           08/XX/2017.  A claim was filed for hurricane/XX/16/2019 with all funds released and an inspection.
7004129329 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9620416219 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2017.  The borrower spoke to the servicer about account status and information  They were advised that the new payment is in process of being calculated with escrows.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2684683381 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           01/XX/2019.  Borrower called and made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8763608490 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           04/XX/2018.  Borrower was advised of options. Borrower advised marriage difficulties as RFD. Borrower is playing catch up after divorce.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
8338750942 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           12/XX/2018.  Comments from 12/XX/18 indicate borrower payment delayed by post office. Borrower will consider placing stop payment on mailed check if not received by 12/XX/07/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2104151177 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  On 6/XX//2019 the Borrower called in to inquire about the payment amount increase and was advised it was due to an escrow shortage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
9226257602 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           06/XX/2019.  06/XX/2019 inbound call discussed billing statement borrower scheduled payment $2550.91

                                           The last contact with the borrower was on 03/XX/2019. The borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
7811547881 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           05/XX/2017.  The borrower spoke to the servicer briefly about account status.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
2866166443 1                               LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                                           09/XX/2016.  The borrower stated they are at work and cannot talk.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA
4914852173 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                            06/30/2019
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was
                    property; identified   03/XX/2019.  3rd party called in stating they make the payments and borrower has passed. the rep advised the
                    and documented         primary must provide information.  Borrower is deceased and Executor/Heir exists to dispose of property;
                                           identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: NA